MANUFACTURERS INVESTMENT TRUST ANNUAL REPORT

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

February 23, 2001

Dear Fellow Investors:

I am pleased to present the 2000 annual financial statements of the Manufacturers Investment Trust (the "Trust"), the mutual funds that are the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect operations for the twelve months ending December 31, 2000. During this period, total net assets of the Trust increased by 11.6% from $18.15 billion to $20.26 billion.

This growth of assets occurred despite the shifting nature of the markets. The graphs below show that growth stocks, and in particular technology stocks, were the driving force during the first quarter of 2000. However, amid numerous earnings warnings, sharp rises in energy prices, and Federal Reserve Board rate hikes, the market rotated in the last three quarters of the year as investors placed their assets in defensive areas like real estate, high-quality bonds, and value-oriented stocks. As a result, the growth-oriented indexes crumbled. In spite of these extreme market shifts, 28 PORTFOLIOS REPRESENTING 72 PERCENT OF THE TRUST'S ASSETS OUTPERFORMED THE S&P 500 INDEX(R)(diamond), a popular measure of the broad domestic market. These positive results were possible because the Trust covers the breadth of the market, providing our clients with the opportunity to withstand extreme volatility. Investors with an understanding of the risks associated with short-term performance may be able to protect themselves by diversifying their portfolios and making prudent investment decisions with a longer-term view.

                 JANUARY 1, 2000 TO MARCH 31, 2000 PERFORMANCE
                               (BY MAJOR INDEX)*

NASDAQ Comp                                                                       11
Russell 2000 Growth                                                                9
Russell 1000 Growth                                                                7
Russell 2000                                                                       7
Russell 2000 Value                                                                 4
MS REIT                                                                            3
S&P 500                                                                            2
LB Aggregate Bond                                                                  2
Russell 1000 Value                                                                 0
MSCI EAFE                                                                          0
SB Hi-Yld                                                                         -3
Dow Jones                                                                         -3

                 APRIL 1, 2000 TO DECEMBER 31, 2000 PERFORMANCE
                               (BY MAJOR INDEX)*

NASDAQ Comp                                                                       -41
Russell 2000 Growth                                                               -29
Russell 1000 Growth                                                               -28
MSCI EAFE                                                                         -14
S&P 500                                                                           -11
Russell 2000                                                                       -9
SB Hi-Yld                                                                          -3
Dow Jones                                                                          -3
Russell 1000 Value                                                                  7
LB Aggregate Bond                                                                   9
Russell 2000 Value                                                                 18
MS REIT                                                                            26

The Trust was upgraded last year with the addition of four new actively managed equity portfolios. They include a specialty technology portfolio managed by Munder Capital Management, a mid cap growth portfolio managed by Janus Capital Corporation, a large cap portfolio managed by Mitchell Hutchins Asset Management Inc. and a large cap growth portfolio managed by Jennison Associates, LLC. To allow investors to mix both passive and active management strategies, we also added a suite of five index portfolios managed by Manufacturers Adviser Corporation.

We urge you to regularly review your financial program with a professional investment advisor to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our new investment options or to increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to serving your investment needs and continuing to help you build your future. This is our enduring promise.

Sincerely,

/s/ Matthew R. Schiffman
MATTHEW R. SCHIFFMAN
President

---------------
* The performance shown is of various broad-based securities market indices. Investors cannot invest directly in an index. The performance of an index does not include any portfolio or insurance-related charges. If these charges were reflected, performance would be lower. Past performance is not a guarantee of future results.

(diamond) Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500(R)" and
          "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R) is a trademark of Frank Russell Company. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated.

                       PACIFIC RIM EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing, under
  POLICIES:              normal conditions, at least 65% of the portfolio's net
                         assets in common stocks and equity-related securities of
                         established, larger-capitalization, non-U.S. companies in
                         the Pacific Rim that have attractive long-term prospects for capital growth.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Seton Lor and Samantha Ho
INCEPTION DATE:          October 4, 1994

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PACIFIC RIM EMERGING MARKETS TRUST PERFORMANCE GRAPH]

                                                                PACIFIC RIM EMERGING MARKETS
                                                                           TRUST                        MSCI PACIFIC INDEX
                                                                ----------------------------            ------------------
Sept. 1994                                                                 10000                              10000
Dec. 1994                                                                   9473                               9750
Mar. 1995                                                                   9303                               9597
Sept.1995                                                                  10097                               9588
Dec. 1995                                                                  10548                              10042
Mar. 1996                                                                  11184                              10255
Sept. 1996                                                                 11422                               9901
Dec. 1996                                                                  11582                               9198
Mar. 1997                                                                  11284                               8289
Sept.1997                                                                  10328                               8648
Dec. 1997                                                                   7630                               6868
Mar. 1998                                                                   7971                               7090
Sept. 1998                                                                  5850                               5589
Dec. 1998                                                                   7279                               7053
Mar. 1999                                                                   7823                               7847
Sept. 1999                                                                  9623                               9589
Dec. 1999                                                                  11854                              11140
Mar. 2000                                                                  11647                              11094
Sept. 2000                                                                  9960                               9472
Dec. 2000                                                                   8966                               8284

                              PERFORMANCE TABLE**

                                    Average Annual Total Return         Cumulative Total Return
                                    ------------------------------------------------------------
                                                         Since                          Since
 Periods Ending December 31, 2000   1 Year    5 Year   Inception         5 Year       Inception
MSCI Pacific Index*                 -25.64%   -3.78%    -2.97%          -17.51%        -17.16%
Pacific Rim Emerging Markets Trust  -24.37%   -3.20%    -1.73%          -15.00%        -10.34%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Pacific Rim Emerging Markets Trust returned -24.37%, outperforming the -25.64% return of the MSCI Pacific Index.

ENVIRONMENT: Dot-com mania dominated the region during the first quarter of the year. Going into the second quarter, however, the downturn in the NASDAQ Composite Index and the sell-off of technology, media and telecommunications stocks were the forces that drove markets in the region. Weakness in the technology sector contributed to the underperformance of the Japanese market. The weakness in the U.S. technology sector and concerns about a slowdown in global semiconductor demand had a negative impact on Korea and Taiwan. Better-than-expected corporate earnings, lower interest rates and an improved property sector helped the Hong Kong market outperform in the second half of the year. An overweight position in Hong Kong, a small cash position, and an underweight position in Japan were beneficial for the Trust.

OUTLOOK: Economic growth in the region is slowing. Going forward, investors will focus on government action and central bank policies that reduce interest rates. Once monetary easing begins, economic growth and corporate earnings should improve, which should be positive for equities. The Trust will maintain its underweighting in Japan and its overweighting in Hong Kong, China and Singapore.

                          INTERNET TECHNOLOGIES TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing the
  & POLICIES:            portfolio's assets primarily in companies engaged in
                         Internet and Intranet-related business.
SUBADVISER:              Munder Capital Management
PORTFOLIO MANAGERS:      Committee
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNET TECHNOLOGIES TRUST PERFORMANCE GRAPH]

                                                                                                  AMEX INTER@CTIVE WEEK INTERNET
                                                                INTERNET TECHNOLOGIES TRUST                   INDEX
                                                                ---------------------------       ------------------------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   8696.00                            8225.00
Jun. 2000                                                                 10432.00                            9669.00
Jul. 2000                                                                  9952.00                            9491.00
Aug. 2000                                                                 11232.00                           10936.00
Sep. 2000                                                                  9792.00                            9941.00
Oct. 2000                                                                  8264.00                            8682.00
Nov. 2000                                                                  5721.00                            6239.00
Dec. 2000                                                                  5624.00                            5531.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
                                                                               Since
              Periods Ending December 31, 2000                               Inception
AMEX Inter@ctive Week Internet Index*                                         -44.69%
Internet Technologies Trust                                                   -43.76%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since inception on May 1, 2000, the Internet Technologies Trust returned -43.76%, outperforming the -44.69% return for the AMEX Inter@ctive Week Internet Index.

ENVIRONMENT: The year 2000 was challenging for technology stock investors. During the second half of the year, it became apparent that the pace of economic growth was beginning to slow. Companies in the technology sector, which are growing faster than companies in other sectors of the market, were more highly valued in aggregate. Generally, these technology companies had difficulty in this environment. Stock price declines throughout the technology sector had a negative effect on the Trust's performance. The Trust's consumer e-commerce stocks and the optical networking stocks declined the most. The Trust's holdings in the security and storage industries generally performed well, as corporations realized that expenditures in these areas could not be postponed.

OUTLOOK: The downturn in technology and Internet stocks reflects the decline in earnings growth in technology-related companies over the past two or three quarters. It is likely that much of the market action in the coming year will be focused on the steps the Federal Reserve Board takes to lower interest rates in an effort to boost economic growth. During times of economic uncertainty, the Trust will focus on leading companies with solid track records. The Trust is currently emphasizing large companies with developed customer bases and the resources to continue to invest in the development of technology and infrastructure. These companies, which are generally profitable, account for more than 80% of the Trust's assets.

                           SCIENCE & TECHNOLOGY TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            65% of the portfolio's total assets in the common stocks of companies expected to benefit from the development,
                         advancement and use of science and technology. Current
                         income is incidental to the portfolio's objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Charles A. Morris
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [SCIENCE AND TECHNOLOGY TRUST PERFORMANCE GRAPH]

                                                                                                 LIPPER SCIENCE & TECHNOLOGY FUND
                                                                 SCIENCE & TECHNOLOGY TRUST                   INDEX
                                                                 --------------------------      --------------------------------
December 1996                                                              10000                              10000
                                                                           10744                              10760
                                                                            9896                               9787
March 1997                                                                  9344                               9050
                                                                            9704                               9446
                                                                           10840                              10570
June 1997                                                                  11040                              10668
                                                                           12336                              12164
                                                                           12168                              12239
September 1997                                                             12616                              12758
                                                                           11680                              11410
                                                                           11632                              11313
December 1997                                                              11071                              10783
                                                                           11242                              10974
                                                                           12607                              12280
March 1998                                                                 12827                              12381
                                                                           13436                              12912
                                                                           12323                              11965
June 1998                                                                  12981                              12667
                                                                           12339                              12548
                                                                            9575                              10192
September 1998                                                             10787                              11395
                                                                           12063                              12264
                                                                           13510                              13639
December 1998                                                              15867                              15846
                                                                           17882                              17898
                                                                           16069                              16029
March 1999                                                                 17873                              17663
                                                                           18004                              17884
                                                                           18233                              17859
June 1999                                                                  20674                              20178
                                                                           20649                              20172
                                                                           21797                              21282
September 1999                                                             22333                              21571
                                                                           23749                              23843
                                                                           26654                              27379
December 1999                                                              31652                              33895
                                                                           29971                              33628
                                                                           35711                              42688
March 2000                                                                 35719                              41390
                                                                           31386                              36560
                                                                           27633                              32147
June 2000                                                                  30622                              37020
                                                                           29238                              35062
                                                                           34697                              40381
September 2000                                                             30540                              36242
                                                                           28213                              32266
                                                                           20553                              23948
Dec 2000                                                                   20872                              23634

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
             Periods Ending December 31, 2000                 1 Year          Inception                    Inception
Lipper Science and Technology Fund Index*                    -30.27%            23.99%                      136.34%
Science & Technology Trust                                   -34.06%            20.20%                      108.72%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Science & Technology Trust returned -34.06%, underperforming the -30.27% return of the Lipper Science and Technology Fund Index.

ENVIRONMENT: Technology stocks reached peak levels in the spring of 2000. After that, there were two severe corrections in the span of nine months. In general, prices on technology stocks were cut in half, wiping out the strong gains of the first quarter. Weak fundamentals sent the technology sector into a rapid and severe descent. The computer, communications, hardware, software and semiconductor sectors declined significantly. As a result, most of the Trust's holdings generated severe losses. Communication services, e-commerce and semiconductor processing stocks were among the worst performers for the year. The Trust had some winners but their positive contributions to performance were dwarfed by the number and extent of the losses.

OUTLOOK: The severe correction has brought stock valuations back to more appropriate levels. While they remain high compared with historical norms, they are appreciably lower than they were a year ago. We believe much of the valuation risk in selected stocks has dissipated. Investor sentiment toward technology has cooled considerably, but the end of momentum investing is a positive sign, in our view. We now have in place two of the necessary requirements for a sustained recovery: more reasonable valuations and negative investor sentiment. A catalyst to renewed buying in technology stocks could come from two sources: some improvement in the global economic situation and more reliable technology company fundamentals. While neither catalyst is likely to appear before the second half of 2001, stock prices normally anticipate their arrival. We will use any heightened volatility and stock price pressure to focus on the areas that should benefit most: Internet infrastructure, broadband communications, proprietary semiconductors, and outsourcing.

                         INTERNATIONAL SMALL CAP TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation through
  POLICIES:              investments in the common stocks of foreign companies with market capitalizations or annual revenues of $1.0 billion or less.
SUBADVISER:              Founders Asset Management, LLC
PORTFOLIO MANAGERS:      Tracy P. Stouffer
INCEPTION DATE:          March 4, 1996

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNATIONAL SMALL CAP TRUST PERFORMANCE GRAPH]

                                                               INTERNATIONAL SMALL CAP TRUST         MSCI WORLD EX-U.S. INDEX
                                                               -----------------------------         ------------------------
                                                                           10000                              10000
March 1996                                                                 10048                              10214
                                                                           10344                              10518
                                                                           10576                              10342
June 1996                                                                  10624                              10389
                                                                           10240                              10088
                                                                           10304                              10129
September 1996                                                             10424                              10406
                                                                           10632                              10339
                                                                           10832                              10768
December 1996                                                              10920                              10622
                                                                           11033                              10294
                                                                           11298                              10452
March 1997                                                                 11257                              10466
                                                                           10998                              10533
                                                                           11496                              11230
June 1997                                                                  11641                              11832
                                                                           11601                              12052
                                                                           11143                              11167
September 1997                                                             11560                              11797
                                                                           11086                              10910
                                                                           11151                              10790
December 1997                                                              11006                              10896
                                                                           11255                              11363
                                                                           11801                              12106
March 1998                                                                 12476                              12507
                                                                           12827                              12607
                                                                           13359                              12544
June 1998                                                                  13383                              12613
                                                                           13383                              12699
                                                                           11514                              11080
September 1998                                                             10853                              10766
                                                                           11328                              11890
                                                                           11804                              12495
December 1998                                                              12311                              12978
                                                                           12738                              12983
                                                                           12125                              12660
March 1999                                                                 12681                              13191
                                                                           13210                              13760
                                                                           12749                              13068
June 1999                                                                  13322                              13581
                                                                           13831                              13975
                                                                           13945                              14019
September 1999                                                             14349                              14173
                                                                           15036                              14724
                                                                           18819                              15242
December 1999                                                              22767                              16642
                                                                           23730                              15633
                                                                           30870                              16079
March 2000                                                                 26400                              16742
                                                                           21561                              15876
                                                                           19565                              15495
June 2000                                                                  20764                              16169
                                                                           19958                              15555
                                                                           21198                              15761
September 2000                                                             20009                              14948
                                                                           18022                              14543
                                                                           15926                              13960
December 2000                                                              16128                              14453

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return             Cumulative Total Return
                                                            ---------------------------------------------------------------
                                                                                Since                        Since
             Periods Ending December 31, 2000                1 Year           Inception                    Inception
MSCI World ex-U.S. Index*                                   -13.16%              7.92%                      44.53%
International Small Cap Trust                               -29.16%             10.40%                      61.28%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the International Small Cap Trust returned -29.16%, underperforming the -13.16% return of the MSCI World ex-U.S. Index.

ENVIRONMENT: After a strong showing in the first three months of 2000, the Trust's performance declined because of an acute market downslide. The downturn in the market can be attributed to a number of macroeconomic trends. These include weak international currencies, a dearth of liquidity in the small cap area of the market, rising interest rates around the world (there were 117 interest rate hikes) and higher energy costs. The latter was particularly detrimental to Asian countries that import most of their oil. Widespread stock selling across the market was negative for the Trust's performance. The Trust was heavily invested in technology companies, the sector that declined the most. There was a significant disparity between the performance of value stocks and growth stocks, with value outperforming growth. The Trust's aggressive growth strategy greatly hampered relative performance.

OUTLOOK: Market corrections are to be expected, and it may take time for overseas markets to stabilize. In the meantime, the Trust's technology weighting has been reduced. New investments have been made in other attractive growth areas, such as retailing, business services, outsourcing companies and alternative energy.

                            AGGRESSIVE GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing
  & POLICIES:            primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies that the
                         subadviser expects to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are small and medium sized.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Robert M. Kippes, Ryan E. Crane and Jay K. Rushin
INCEPTION DATE:          January 1, 1997++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [AGGRESSIVE GROWTH TRUST PERFORMANCE GRAPH]

                                                                  AGGRESSIVE GROWTH TRUST           RUSSELL 2000 GROWTH INDEX
                                                                  -----------------------           -------------------------
December 1996                                                              10000                              10000
                                                                           10128                              10250
                                                                            9296                               9631
March 1997                                                                  8488                               8951
                                                                            8504                               8848
                                                                            9384                              10177
June 1997                                                                   9792                              10523
                                                                           10584                              11062
                                                                           10256                              11394
September 1997                                                             10704                              12303
                                                                           10088                              11564
                                                                            9872                              11288
December 1997                                                              10000                              11295
                                                                            9600                              11144
                                                                           10432                              12128
March 1998                                                                 10920                              12637
                                                                           10976                              12714
                                                                            9944                              11790
June 1998                                                                  10480                              11911
                                                                            9544                              10916
                                                                            7384                               8396
September 1998                                                              7888                               9248
                                                                            8328                               9730
                                                                            9120                              10485
December 1998                                                              10432                              11434
                                                                           10640                              11949
                                                                            9584                              10855
March 1999                                                                 10008                              11242
                                                                            9559                              12234
                                                                            9640                              12254
June 1999                                                                  10384                              12900
                                                                           10440                              12501
                                                                           10336                              12034
September 1999                                                             10648                              12266
                                                                           11112                              12580
                                                                           12056                              13909
December 1999                                                              13872                              16361
                                                                           13608                              16209
                                                                           17960                              19981
March 2000                                                                 17465                              17881
                                                                           16336                              16075
                                                                           14873                              14667
June 2000                                                                  16705                              16562
                                                                           15856                              15142
                                                                           18121                              16735
September 2000                                                             17057                              15903
                                                                           16233                              14612
                                                                           13209                              11958
December 2000                                                              14288                              12691

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return               Cumulative Total Return
                                                                    Since       Since++                       Since
Periods Ending December 31, 2000                        1 Year    Inception   May 1, 1999                   Inception
Russell 2000 Growth Index*                              -22.43%       6.14%      2.22%                   26.91%
Aggressive Growth Trust                                   3.00%       9.33%     26.90%                   42.88%

 ++ Current Subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Aggressive Growth Trust returned 3.00%, outperforming the -22.43% return of the Russell 2000 Growth Index.

ENVIRONMENT: The Trust's outperformance can be attributed to its focus on companies that had significant earnings, rather than on companies that offered only the prospect of earnings growth. In addition, the Trust avoided the meltdown in the IPO market. The Trust was selective and conscious of high valuations, and it reduced a number of holdings throughout the year. The Trust remained overweighted in the software and data storage areas of the technology sector. It also held consumer, health care and energy services companies. By year-end, data indicated that the U.S. economy was returning to a more sustainable pace of growth.

OUTLOOK: The outlook for the Trust is positive. The severe market downturn and the compression of price-earnings ratios have produced a much more attractive valuation environment. Because GDP and earnings growth will be sluggish in 2001, stock selection will continue to be paramount to the Trust's success. The Trust will continue to focus on those stocks with good earnings growth.

                          EMERGING SMALL COMPANY TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            65% of the portfolio's total assets in common stocks of
                         companies that have market capitalizations which match the approximate range of capitalization of the Russell 2000
                         Index at the time of purchase.
SUBADVISER:              Franklin Advisers, Inc.
PORTFOLIO MANAGERS:      Ed Jamieson, Mike McCarthy and Aidan O'Connell
INCEPTION DATE:          January 1, 1997++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [EMERGING SMALL COMPANY TRUST PERFORMANCE GRAPH]

                                                                EMERGING SMALL COMPANY TRUST        RUSSELL 2000 GROWTH INDEX
                                                                ----------------------------        -------------------------
December 1996                                                              10000                              10000
                                                                           10186                              10250
                                                                            9731                               9631
March 1997                                                                  9133                               8951
                                                                            9079                               8848
                                                                           10127                              10177
June 1997                                                                  10578                              10523
                                                                           11191                              11062
                                                                           11298                              11394
September 1997                                                             12293                              12303
                                                                           11651                              11564
                                                                           11514                              11288
December 1997                                                              11823                              11295
                                                                           11303                              11144
                                                                           12386                              12128
March 1998                                                                 13077                              12637
                                                                           13103                              12714
                                                                           12223                              11790
June 1998                                                                  12551                              11911
                                                                           11210                              10916
                                                                            9189                               8396
September 1998                                                              9904                               9248
                                                                           10435                               9730
                                                                           10982                              10485
December 1998                                                              11722                              11434
                                                                           12081                              11949
                                                                           10910                              10855
March 1999                                                                 11732                              11242
                                                                           11434                              12234
                                                                           11334                              12254
June 1999                                                                  12443                              12900
                                                                           12138                              12501
                                                                           12357                              12034
September 1999                                                             12786                              12266
                                                                           14349                              12580
                                                                           16401                              13909
December 1999                                                              20341                              16361
                                                                           20176                              16209
                                                                           25594                              19981
March 2000                                                                 23846                              17881
                                                                           21490                              16075
                                                                           20138                              14667
June 2000                                                                  23024                              16562
                                                                           22096                              15142
                                                                           25114                              16735
September 2000                                                             24619                              15903
                                                                           22891                              14612
                                                                           17866                              11958
December 2000                                                              19467                              12691

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return               Cumulative Total Return
                                                                    Since       Since++                       Since
Periods Ending December 31, 2000                        1 Year    Inception   May 1, 1999                   Inception
Russell 2000 Growth Index*                              -22.43%     6.14%        2.22%                       26.91%
Emerging Small Company Trust                             -4.30%    18.11%       37.67%                       94.67%

 ++ Current Subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Emerging Small Company Trust returned -4.30%, outperforming the -22.43% return of the Russell 2000 Growth Index.

ENVIRONMENT: Throughout the year, the Trust focused on investing in the best-positioned companies. Despite the market weakness of the past year, technology stocks continue to represent the best long-term growth prospects. Current volatility presents a unique opportunity to acquire positions in companies that have been unnecessarily hurt by the market decline. This is especially true in the software and semiconductor sectors. Although these sectors may be weak for the next few months, their good fundamentals and strong growth opportunities should significantly contribute to the Trust's performance over time. The recent weakness in technology was partially offset by the Trust's investments in the financial services, health care and energy sectors. These defensive sectors reacted positively to the anticipation of lower interest rates, product innovations and higher commodity prices. Cyclical industries, such as radio and consumer products, were also strong performers.

OUTLOOK: It is likely that market volatility will continue during the first quarter of 2001. The first quarter of the year is usually the weakest quarter for revenue and earnings growth. There are few catalysts, other than declining interest rates, that are likely to boost market performance. In this environment, the Trust will continue to build positions in long-term holdings. It will also seek unique companies that have the potential to provide strong shorter-term performance.

                           SMALL COMPANY BLEND TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity and equity-related securities of
                         companies with market capitalizations that match the
                         approximate range of capitalization of the Russell 2000
                         Index at the time of purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Michael R. Ericksen, Robert G. Kirby, Lawrence R. Solomon,
                         Karen A. Miller and James Kang
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE GRAPH]

                                                                 SMALL COMPANY BLEND TRUST              RUSSELL 2000 INDEX
                                                                 -------------------------              ------------------
May 1999                                                                   10024                              10146
June 1999                                                                  10904                              10605
July 1999                                                                  10688                              10314
August 1999                                                                10432                               9932
September 1999                                                             10456                               9934
October 1999                                                               10696                               9974
November 1999                                                              11536                              10570
December 1999                                                              12856                              11767
January 2000                                                               12978                              11578
February 2000                                                              15099                              13489
March 2000                                                                 14437                              12600
April 2000                                                                 12966                              11842
May 2000                                                                   11981                              11151
June 2000                                                                  13977                              12124
July 2000                                                                  13295                              11733
August 2000                                                                14362                              12628
September 2000                                                             12909                              12257
October 2000                                                               11825                              11710
November 2000                                                               9583                              10508
December 2000                                                              10319                              11411

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                              ---------------------------            -----------------------
                                                                                 Since                        Since
Periods Ending December 31, 2000                               1 Year          Inception                    Inception
Russell 2000 Index*                                            -3.02%            8.24%                       14.11%
Small Company Blend Trust                                     -19.74%            1.90%                        3.19%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Small Company Blend Trust returned -19.74%, underperforming the -3.02% return of the Russell 2000 Index.

ENVIRONMENT: Small cap technology stocks declined more than 43% for the year, as many companies fell short of earnings expectations. The positioning of the Trust did not change significantly. It remained overweighted in the technology, media and biotechnology sectors of the market. Stocks in these sectors declined significantly, holding back the Trust's performance. A fall-off in the demand for personal computers pushed down the prices of computer networking, software, hardware and semiconductor manufacturing companies. Energy was one of the few areas of the market that bucked the trend of downward earnings revisions. It was the year's best-performing sector. Defensive industries, such as healthcare, and interest rate-sensitive industries, such as insurance and banking, contributed to performance.

OUTLOOK: Small cap stocks continue to trade at a large discount to large cap stocks. It is likely that the recent volatility in the small cap universe is a short-term situation and is not related to the quality of individual companies. Looking out three to five years, the technology, media and biotechnology companies in the Trust are positioned to deliver superior results despite near-term volatility. Because financial services stocks have performed well, it is likely that the Trust's holdings in this sector may be reduced.

                              DYNAMIC GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity securities of companies with significant capital appreciation potential, with an emphasis on medium size companies.
SUBADVISER:              Janus Capital Corporation
PORTFOLIO MANAGERS:      Matt Ankrum
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                    DYNAMIC GROWTH TRUST           RUSSELL MID CAP GROWTH INDEX
                                                                    --------------------           ----------------------------
April 2000                                                                10000.00                           10000.00
May 2000                                                                   8960.00                            9271.00
June 2000                                                                  9616.00                           10255.00
July 2000                                                                  9032.00                            9606.00
August 2000                                                               10009.00                           11054.00
September 2000                                                             9416.00                           10514.00
October 2000                                                               8816.00                            9794.00
November 2000                                                              6081.00                            7666.00
December 2000                                                              6384.00                            8069.00

                              PERFORMANCE TABLE**

                                                    Cumulative Total Return
                                                             Since
         Periods Ending December 31, 2000                  Inception
Russell Mid Cap Growth Index*                               -19.31%
Dynamic Growth Trust                                        -36.16%
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 2000, the Dynamic Growth Trust returned -36.16%, underperforming the -19.31% return of the Russell Mid Cap Growth Index.

ENVIRONMENT: This quarter proved to be one of the most difficult for both the Trust and growth equities in general. November was an extremely tough month as the market's performance was driven lower by a general feeling of uneasiness among investors. A lack of clarity resulting from an unresolved presidential election, uncertainty about the future direction of the economy and pessimism stemming from several corporate earnings misses all worked against the market. In particular, telecommunications and technology-related holdings suffered. The Trust's exposure to these businesses caused it to underperform its benchmark. In the midst of such extreme volatility, the Trust reduced its number of holdings by concentrating exclusively on the leader in favored industry segments. During tough economic times, these companies have the potential to perform dramatically better than their peers because they are in a position to drive more business and take more market share. The Trust has also tried to ensure that the companies it invests in are on track to meet their projections and that the growth prospects present when purchased are still in place. Where appropriate, the Trust has taken losses and is being much more proactive in taking advantage of the market volatility to purchase names on down days.

OUTLOOK: Going forward, it is not clear whether such extreme volatility will continue. However, if it does persist, we will take advantage of some great buying opportunities for names we're excited to own for the next two to five years. As our relentless research team continues its search for companies with strong growth projections combined with large cash flow generation, we're hopeful that the market will begin to differentiate between those with a sustainable competitive advantage that are creating value versus those that are not. In any case, we believe we're situated favorably as 2001 continues to unfold.

                              MID CAP STOCK TRUST

INVESTMENT OBJECTIVE     To achieve the Trust's objective by investing the
  & POLICIES:            portfolio's assets primarily in equity securities with
                         significant capital appreciation potential, with emphasis on medium-sized companies.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGERS:      Michael Carmen
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [MID CAP STOCK TRUST PERFORMANCE GRAPH]

                                                                    MID CAP STOCK TRUST            RUSSELL MID CAP GROWTH INDEX
                                                                    -------------------            ----------------------------
May 1999                                                                   10104                               9871
Jun 1999                                                                   10544                              10560
Jul 1999                                                                   10320                              10224
Aug 1999                                                                    9536                              10118
Sep 1999                                                                    9312                              10032
Oct 1999                                                                    9327                              10807
Nov 1999                                                                    9415                              11927
Dec 1999                                                                   10080                              13992
Jan 2000                                                                    9680                              13989
Feb 2000                                                                    9880                              16930
Mar 2000                                                                   10536                              16947
Apr 2000                                                                    9544                              15301
May 2000                                                                    8816                              14186
Jun 2000                                                                    9719                              15691
Jul 2000                                                                    9839                              14698
Aug 2000                                                                   11206                              16914
Sep 2000                                                                   11135                              16087
Oct 2000                                                                   10454                              14987
Nov 2000                                                                    8702                              11730
Dec 2000                                                                    9680                              12348

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
             Periods Ending December 31, 2000                  1 Year           Inception                    Inception
Russell Mid Cap Growth Index*                                 -11.75%             13.49%                      23.48%
Mid Cap Stock Trust                                            -3.97%             -1.93%                      -3.20%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Mid Cap Stock Trust returned -3.97%, outperforming the -11.75% return of the Russell Mid Cap Growth Index.

ENVIRONMENT: After eight years of strong growth, the economy slowed dramatically. As a result, the earnings outlook for many companies was revised downward. As 2000 drew to a close, the stocks of Internet and telecommunications companies declined significantly. Some stocks went down 75%. The NASDAQ Composite Index dropped 52% from its high. Stock selection and a significant underweighting in the technology sector was beneficial to the Trust's performance. Strong performances in health care and energy also contributed to performance. For 2000, the energy sector produced the strongest returns.

OUTLOOK: The year 2001 will be challenging in the equity markets. However, while the current market environment appears bleak, there are reasons for optimism. A stronger euro, declining bond yields, which may trigger a flow of investments back into equities, potentially lower energy prices, a more favorable labor market and a more accommodating Federal Reserve Board are positive for the market. The Trust will maintain its overweighting in health care and will increase its technology weighting, particularly in the software area. The Trust has a relatively defensive position but it maintains its focus on growth.

                              ALL CAP GROWTH TRUST
                        (FORMERLY MID CAP GROWTH TRUST)

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing the
  & POLICIES:            portfolio's assets, under normal market conditions,
                         principally in common stocks of companies that are likely to benefit from new or innovative products, services or
                         processes, as well as those that have experienced
                         above-average, long-term growth in earnings and have
                         excellent prospects for future growth.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Robert M. Kippes, David Barnard, Kenneth A. Zschappel, Ryan
                         E. Crane and Jay K. Rushin
INCEPTION DATE:          March 4, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [ALL CAP GROWTH TRUST PERFORMANCE GRAPH]

                                                               RUSSELL 3000 GROWTH                             RUSSELL MID CAP
                                        ALL CAP GROWTH TRUST          INDEX              COMBINED INDEX          GROWTH INDEX
                                        --------------------   -------------------       --------------        ---------------
Feb. 1996                                     10000.00               10000.00               10000.00               10000.00
Mar. 1996                                     10312.00               10031.00               10079.00               10079.00
                                              10824.00               10346.00               10566.00               10566.00
                                              10976.00               10726.00               10781.00               10781.00
Jun. 1996                                     10504.00               10663.00               10456.00               10456.00
                                               9368.00                9968.00                9644.00                9644.00
                                               9904.00               10272.00               10166.00               10166.00
Sept. 1996                                    10456.00               10997.00               10812.00               10812.00
                                              10248.00               11010.00               10685.00               10685.00
                                              10864.00               11786.00               11315.00               11315.00
Dec. 1996                                     10696.00               11598.00               11124.00               11124.00
                                              11232.00               12360.00               11616.00               11616.00
                                              10584.00               12214.00               11361.00               11361.00
Mar. 1997                                      9984.00               11535.00               10719.00               10719.00
                                              10064.00               12223.00               10981.00               10981.00
                                              10848.00               13182.00               11965.00               11965.00
Jun. 1997                                     11448.00               13703.00               12297.00               12297.00
                                              12520.00               14866.00               13474.00               13474.00
                                              12384.00               14119.00               13341.00               13341.00
Sept. 1997                                    13264.00               14858.00               14017.00               14017.00
                                              12544.00               14273.00               13314.00               13314.00
                                              12576.00               14781.00               13454.00               13454.00
Dec. 1997                                     12328.00               14932.00               13630.00               13630.00
                                              12320.00               15316.00               13385.00               13385.00
                                              13408.00               16486.00               14643.00               14643.00
Mar. 1998                                     14288.00               17147.00               15257.00               15257.00
                                              14176.00               17372.00               15464.00               15464.00
                                              13720.00               16807.00               14829.00               14829.00
Jun. 1998                                     14792.00               17760.00               15248.00               15248.00
                                              14536.00               17522.00               14596.00               14596.00
                                              11592.00               14776.00               11809.00               11809.00
Sept. 1998                                    12408.00               15939.00               12702.00               12702.00
                                              13128.00               17186.00               13637.00               13637.00
                                              14080.00               18495.00               14556.00               14556.00
Dec. 1998                                     15816.00               20163.00               16064.00               16064.00
                                              15672.00               21327.00               16546.00               16546.00
                                              14912.00               20280.00               15737.00               15737.00
Mar. 1999                                     16224.00               21324.00               16614.00               16614.00
                                              16237.00               21480.00               17371.00               17371.00
                                              16192.00               20872.00               17147.00               17147.00
Jun. 1999                                     17304.00               22306.00               18344.00               18344.00
                                              16771.00               21599.00               17761.00               17761.00
                                              16697.00               21866.00               17576.00               17576.00
Sept. 1999                                    16818.00               21466.00               17427.00               17427.00
                                              18050.00               23012.00               18774.00               18774.00
                                              19622.00               24333.00               20719.00               20719.00
Dec. 1999                                     22884.00               26983.00               24307.00               24306.00
                                              22488.00               25790.00               23233.00               24301.00
                                              25403.00               27402.00               24685.00               29409.00
Mar. 2000                                     26066.00               28953.00               26082.00               29439.00
                                              24064.00               27465.00               24741.00               26580.00
                                              22601.00               26012.00               23432.00               24642.00
Jun. 2000                                     24757.00               28074.00               25291.00               27257.00
                                              24479.00               26817.00               24158.00               25532.00
                                              27713.00               29270.00               26368.00               29382.00
Sept. 2000                                    26192.00               26589.00               23953.00               27945.00
                                              24492.00               25268.00               22762.00               26034.00
                                              19794.00               21485.00               19355.00               20377.00
Dec. 2000                                     20415.00               20933.00               18856.00               21450.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return               Cumulative Total Return
                                                                     Since       Since++                       Since
           Periods Ending December 31, 2000              1 Year    Inception   May 1,1999                    Inception
Russell 3000 Growth Index*                               -22.42%    16.51%       -1.53%                       109.33%
Combined Index+                                          -22.42%    14.02%        5.05%                        88.56%
Russell Mid Cap Growth Index                             -11.75%    17.10%       13.49%                       114.50%
All Cap Growth Trust                                     -10.79%    15.92%       14.04%                       104.15%

 + The Combined Index is a blend of the Russell Mid Cap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.
 ++ Current subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the All Cap Growth Trust returned -10.79%, outperforming the -22.42% return of the Russell 3000 Growth Index.

ENVIRONMENT: In a year in which the technology-heavy NASDAQ Composite Index declined 39%, the Trust's technology weighting had the most significant impact on performance. At the beginning of the year, the Trust had a technology weighting of more than 50%. Until the fourth quarter, when technology stocks declined significantly, the Trust's investments in technology were positive for performance. The Trust's discipline of purchasing stocks with tangible earnings growth kept it from declining as much as some individual stocks in the technology sector. The technology companies in the Trust continue to have good earnings potential. During 2000, the Trust increased its weightings in financial, energy and health care stocks.

OUTLOOK: The Federal Reserve Board will likely begin lowering interest rates. However, it will take time for lower interest rates to have an impact on the economy. Economic and earnings growth have slowed, and stock valuations are more attractive. There is a record amount of cash in money market funds that will probably be invested in stocks. These factors could boost economic and profit growth in the second half of 2001.

                                 OVERSEAS TRUST

INVESTMENT OBJECTIVE     To achieve growth of capital by investing at least 65% of
  & POLICIES:            the portfolio's total assets in foreign securities
                         (including ADRs and EDRs). The portfolio expects to invest primarily in equity securities. The portfolio may also
                         invest in U.S. issuers.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Richard R. Mace, Jr.
INCEPTION DATE:          January 9, 1995++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [OVERSEAS TRUST PERFORMANCE GRAPH]

                                                                       OVERSEAS TRUST                    MSCI EAFE INDEX
                                                                       --------------                    ---------------
Dec. 1994                                                                 10000.00                           10000.00
                                                                           9820.00                            9618.00
                                                                           9620.00                            9593.00
                                                                          10060.00                           10194.00
Apr. 1995                                                                 10390.00                           10581.00
                                                                          10190.00                           10457.00
                                                                          10010.00                           10276.00
                                                                          10480.00                           10918.00
Aug. 1995                                                                 10200.00                           10505.00
                                                                          10270.00                           10713.00
                                                                          10080.00                           10428.00
                                                                          10280.00                           10721.00
Dec. 1995                                                                 10698.00                           11155.00
                                                                          10810.00                           11203.00
                                                                          10790.00                           11243.00
                                                                          10984.00                           11485.00
Apr. 1996                                                                 11187.00                           11821.00
                                                                          11177.00                           11606.00
                                                                          11320.00                           11675.00
                                                                          11054.00                           11336.00
Aug. 1996                                                                 11167.00                           11363.00
                                                                          11453.00                           11668.00
                                                                          11545.00                           11551.00
                                                                          11955.00                           12013.00
Dec. 1996                                                                 12047.00                           11862.00
                                                                          11791.00                           11449.00
                                                                          11883.00                           11639.00
                                                                          11976.00                           11685.00
Apr. 1997                                                                 11983.00                           11749.00
                                                                          12485.00                           12516.00
                                                                          12912.00                           13209.00
                                                                          13054.00                           13426.00
Aug. 1997                                                                 12278.00                           12426.00
                                                                          12715.00                           13124.00
                                                                          11993.00                           12119.00
                                                                          11829.00                           11998.00
Dec. 1997                                                                 12037.00                           12106.00
                                                                          12387.00                           12662.00
                                                                          13196.00                           13478.00
                                                                          13786.00                           13896.00
Apr. 1998                                                                 14015.00                           14008.00
                                                                          13809.00                           13944.00
                                                                          13602.00                           14053.00
                                                                          13682.00                           14199.00
Aug. 1998                                                                 11352.00                           12442.00
                                                                          10778.00                           12064.00
                                                                          12064.00                           13325.00
                                                                          12672.00                           14011.00
Dec. 1998                                                                 13006.00                           14567.00
                                                                          13225.00                           14528.00
                                                                          12834.00                           14185.00
                                                                          13558.00                           14781.00
Apr. 1999                                                                 13949.00                           15382.00
                                                                          13190.00                           14593.00
                                                                          13765.00                           15165.00
                                                                          14270.00                           15620.00
Aug. 1999                                                                 14454.00                           15681.00
                                                                          14547.00                           15843.00
                                                                          15236.00                           16440.00
                                                                          16420.00                           17015.00
Dec. 1999                                                                 18274.00                           18549.00
                                                                          17115.00                           17373.00
                                                                          17999.00                           17844.00
                                                                          18240.00                           18540.00
Apr. 2000                                                                 17072.00                           17568.00
                                                                          16461.00                           17143.00
                                                                          17246.00                           17817.00
                                                                          16424.00                           17074.00
Aug. 2000                                                                 16997.00                           17226.00
                                                                          16025.00                           16390.00
                                                                          15252.00                           16007.00
                                                                          14679.00                           15410.00
Dec. 2000                                                                 14853.00                           15960.00

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                    Cumulative Total Return
                                                                     Since       Since++                              Since
Periods Ending December 31, 2000               1 Year    5 Year    Inception   May 1, 1999            5 Year        Inception
MSCI EAFE Index*                               -13.96%    7.43%      8.10%        2.22%               43.07%        59.60%
Overseas Trust                                 -18.72%    6.78%      6.84%        3.80%               38.83%        48.53%

 ++ Current subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Overseas Trust returned -18.72%, underperforming the -13.96% return of the MSCI EAFE Index.

ENVIRONMENT: Stock selection in the technology and utility sectors and an overweighted position in technology detracted from the Trust's performance. Falling prices and decelerating demand hurt the Trust's investments in Asian semiconductor manufacturers. Holdings in several telecommunications and wireless providers also held back performance. The Trust's stock selection in the basic industries and industrial machinery areas aided performance. At year-end, the finance, technology, utility and healthcare sectors were the largest sector positions in the Trust. In comparison to the EAFE Index, the Trust was slightly overweighted in Japan, significantly underweighted in the United Kingdom and Germany and overweighted in Finland.

OUTLOOK: Manager Rick Mace will continue to look for undervalued companies relative to their estimated growth rates by using a combination of fundamental and historical analysis in partnership with our extensive team of international research analysts. While he continues to monitor country and industry weightings, his focus will be on bottom-up stock selection. Shareholders should be aware that the fund is likely to become more concentrated in its largest holdings in the months ahead.

                           INTERNATIONAL STOCK TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing the
  POLICIES:              portfolio's assets primarily in common stocks of
                         established, non-U.S. companies. The portfolio may also
                         invest up to 35% of its assets in other equity-related
                         securities, such as preferred stocks, warrants and
                         convertible securities as well as corporate and governmental debt securities. T. Rowe Price International, Inc. intends to diversify the portfolio geographically, including
                         developed, newly industrialized and emerging markets.
SUBADVISER:              T. Rowe Price International, Inc.
PORTFOLIO MANAGERS:      David J.L. Warren, John R. Ford, James B.M. Seddon and Mark
                         C.J. Bickford-Smith
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNATIONAL STOCK TRUST PERFORMANCE GRAPH]

                                                                 INTERNATIONAL STOCK TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
Dec. 1996                                                                 10000.00                           10000.00
                                                                           9929.00                            9652.00
                                                                          10026.00                            9813.00
Mar. 1997                                                                 10018.00                            9850.00
                                                                          10097.00                            9905.00
                                                                          10733.00                           10552.00
Jun. 1997                                                                 11183.00                           11136.00
                                                                          11474.00                           11319.00
                                                                          10424.00                           10476.00
Sept. 1997                                                                11086.00                           11065.00
                                                                          10247.00                           10217.00
                                                                          10229.00                           10115.00
Dec. 1997                                                                 10264.00                           10206.00
                                                                          10604.00                           10675.00
                                                                          11221.00                           11363.00
Mar. 1998                                                                 11615.00                           11715.00
                                                                          11696.00                           11810.00
                                                                          11642.00                           11756.00
Jun. 1998                                                                 11651.00                           11847.00
                                                                          11803.00                           11970.00
                                                                          10300.00                           10490.00
Sept. 1998                                                                10067.00                           10171.00
                                                                          10962.00                           11234.00
                                                                          11437.00                           11812.00
Dec. 1998                                                                 11650.00                           12281.00
                                                                          11497.00                           12248.00
                                                                          11228.00                           11959.00
Mar. 1999                                                                 11677.00                           12461.00
                                                                          12058.00                           12968.00
                                                                          11448.00                           12303.00
Jun. 1999                                                                 11888.00                           12785.00
                                                                          12067.00                           13169.00
                                                                          12175.00                           13220.00
Sept. 1999                                                                12228.00                           13356.00
                                                                          12659.00                           13860.00
                                                                          13466.00                           14345.00
Dec. 1999                                                                 15112.00                           15633.00
                                                                          14240.00                           14642.00
                                                                          14995.00                           15039.00
Mar. 2000                                                                 15161.00                           15625.00
                                                                          14291.00                           14806.00
                                                                          13769.00                           14448.00
Jun. 2000                                                                 14439.00                           15016.00
                                                                          13966.00                           14390.00
                                                                          14271.00                           14518.00
Sept. 2000                                                                13385.00                           13814.00
                                                                          12853.00                           13490.00
                                                                          12184.00                           12987.00
Dec. 2000                                                                 12608.00                           13451.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
              Periods Ending December 31, 2000                 1 Year          Inception                    Inception
MSCI EAFE Index*                                              -13.96%            7.69%                       34.51%
International Stock Trust                                     -16.57%            5.96%                       26.08%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the International Stock Trust returned -16.57%, underperforming the -13.96% return of the MSCI EAFE Index.

ENVIRONMENT: Most international economies were healthy during 2000. Japan was the exception. In the fourth quarter, the U.S. economy and stock market weakened more than markets that have adopted the euro as their currency. Because of Japan's economic deterioration and falling stock market, the yen declined 5%. During the year, defensive sectors, such as food and beverages and pharmaceuticals, rose. Technology sectors, such as software and diversified telecommunications companies, had the worst performance. Stock selection in Germany, the United Kingdom and France, an underweighting in Japan and an overweighting in Italy helped performance. Overweighting the poor performing telecommunications sector hurt performance during the year; however, several of the Trust's holdings in this sector produced relatively strong performance.

OUTLOOK: It is likely that international economies will slow in the short term and reach their lows in the second half of 2001. Technology sector earnings growth is likely to ease but should remain above that of other sectors. Because of the uncertainty about economic growth, oil prices and technology trends in the stock market may be weak or volatile in the near term.

                           INTERNATIONAL VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of companies located outside the United States, including those in emerging markets.
SUBADVISER:              Templeton Investment Counsel, Inc.
PORTFOLIO MANAGERS:      Gary R. Clemens and Edgerton Scott, III
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNATIONAL VALUE TRUST PERFORMANCE GRAPH]

                                                                 INTERNATIONAL VALUE TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
April 1999                                                                10000.00                           10000.00
May 1999                                                                   9504.00                            9487.00
June 1999                                                                  9920.00                            9859.00
July 1999                                                                  9840.00                           10155.00
August 1999                                                                9743.00                           10194.00
September 1999                                                             9519.00                           10299.00
October 1999                                                               9447.00                           10688.00
November 1999                                                              9623.00                           11062.00
December 1999                                                             10384.00                           12055.00
January 2000                                                               9728.00                           11291.00
February 2000                                                              9703.00                           11597.00
March 2000                                                                10143.00                           12049.00
April 2000                                                                 9704.00                           11418.00
May 2000                                                                   9752.00                           11141.00
June 2000                                                                 10316.00                           11579.00
July 2000                                                                 10155.00                           11096.00
August 2000                                                               10171.00                           11195.00
September 2000                                                             9632.00                           10652.00
October 2000                                                               9302.00                           10403.00
November 2000                                                              9229.00                           10015.00
December 2000                                                              9713.00                           10373.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                  Since                        Since
            Periods Ending December 31, 2000                    1 Year          Inception                    Inception
MSCI EAFE Index*                                               -13.96%             2.22%                       3.73%
International Value Trust                                       -6.46%            -1.73%                      -2.87%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the International Value Trust returned -6.46%, outperforming the -13.96% return of the MSCI EAFE Index.

ENVIRONMENT: The global financial environment favored the Trust's investment approach. Recent economic data indicates a global slowdown, but the world's economic fundamentals at the end of 2000 were not drastically different from what they were at the beginning of the year. Even so, investor confidence in the economy moved from excessive optimism at the beginning of 2000 to pervasive pessimism by year-end. This situation resulted from investors expecting too much from "new economy" stocks and losing touch with traditional stock valuation parameters. The euphoria in the world's stock markets, particularly in the U.S. market, propelled share prices to extraordinarily high levels. Much of the price action in world securities markets during the year was simply the unwinding of speculative positions. The Trust's underweight position in Japan contributed positively to performance, as did stock selection in Europe. Great stock pricing in the materials and consumer discretionary sectors also boosted returns versus the Index.

OUTLOOK: Despite a slowdown in global economic outlook, there is reason for optimism about the Trust's prospects. In Europe, where improvements in technology and in capital markets continue to take place, earnings growth prospects are strong for the companies in the Trust. In Japan, where corporate restructuring is not taking place as quickly as necessary, there is reason for caution. The Trust reviews industry groups on a global basis and is prepared to take advantage of good opportunities throughout the world. The Trust will continue to seek stocks with sound fundamentals and attractive prices.

                           CAPITAL APPRECIATION TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            65% of the portfolio's total assets in equity-related
                         securities of companies that exceed $1 billion in market
                         capitalization and that Jennison Associates believes have
                         above-average growth prospects.
SUBADVISER:              Jennison Associates, LLC
PORTFOLIO MANAGERS:      Spiros Segalas, Michael Del Balso and Kathleen McCarragher
INCEPTION DATE:          November 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                 [CAPITAL APPRECIATION TRUST PERFORMANCE GRAPH]

                                                                 CAPITAL APPRECIATION TRUST         RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
Oct. 2000                                                                  10000                              10000
Nov. 2000                                                                   8640                               8526
Dec. 2000                                                                   8776                               8256

                              PERFORMANCE TABLE**

                                                    Cumulative Total Return
                                                             Since
         Periods Ending December 31, 2000                  Inception
Russell 1000 Growth Index*                                  -17.44%
Capital Appreciation Trust                                  -12.24%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on November 1, 2000, the Capital Appreciation Trust returned -12.24%, outperforming the -17.44% return of the Russell 1000 Growth Index.

ENVIRONMENT: Excessive volatility, investor overreaction to earnings disappointments, high energy costs, the weak euro and fears of recession had a negative impact on the Trust. During the first half of 2000, the stock market rallied, and companies adjusted their earnings upward. In the second half of 2000, companies reported earnings shortfalls and the stock market declined significantly. Technology stocks in general, which were market leaders in 1999, had the worst performance in 2000. The communication services, consumer staples and capital goods sectors also performed poorly. The healthcare sector was the only area of the market that offered relief.

OUTLOOK: Uncertainty continues to dominate the market. However, strong stock selection is the best way to navigate uncertainty. The Federal Reserve Board, recognizing that U.S. economic growth has slowed, moved to an easing bias. No one knows if the current economic slowdown will result in a soft landing or a recession. Economic growth in early 2001 could be below recent trends if a necessary inventory correction occurs. By the fall of 2001, however, imbalances could be corrected and the market could return to more normal growth patterns. Should interest rates continue to decline, energy costs stabilize and the euro strengthen, the growth companies in the Trust are likely to benefit.

                              MID CAP BLEND TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing the portfolio's
  POLICIES:              assets primarily in common stocks of U.S. issuers or
                         securities convertible into, or that carry the right to buy, common stocks. Although current income is a secondary
                         objective, growth of income may accompany growth of capital.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGERS:      Bahaa W. Fam and Richard B. Fentin
INCEPTION DATE:          June 18, 1985++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
                    [MID CAP BLEND TRUST PERFORMANCE GRAPH]

                                                                    MID CAP BLEND TRUST               RUSSELL MID CAP INDEX
                                                                    -------------------               ---------------------
December 1990                                                              10000                              10000
                                                                           10424                              10678
                                                                           11050                              11567
                                                                           11263                              12048
                                                                           11381                              12120
                                                                           11849                              12696
                                                                           11372                              12110
                                                                           11786                              12704
                                                                           12039                              13083
                                                                           11831                              13008
                                                                           12029                              13274
                                                                           11354                              12726
December 1991                                                              11795                              14153
                                                                           12100                              14419
                                                                           12190                              14750
                                                                           11588                              14373
                                                                           11290                              14485
                                                                           11263                              14579
                                                                           10935                              14343
                                                                           11326                              14942
                                                                           11063                              14599
                                                                           11226                              14901
                                                                           11691                              15266
                                                                           12392                              16035
December 1992                                                              12730                              16467
                                                                           13076                              16796
                                                                           12684                              16814
                                                                           13112                              17361
                                                                           12857                              16901
                                                                           13789                              17437
                                                                           13893                              17634
                                                                           13636                              17718
                                                                           14206                              18507
                                                                           14682                              18577
                                                                           14835                              18592
                                                                           14455                              18161
December 1993                                                              14807                              18818
                                                                           15359                              19337
                                                                           15245                              19074
                                                                           14617                              18262
                                                                           14798                              18388
                                                                           14618                              18414
                                                                           13954                              17869
                                                                           14265                              18481
                                                                           14979                              19357
                                                                           14637                              18885
                                                                           15149                              19031
                                                                           14627                              18191
December 1994                                                              14728                              18428
                                                                           14617                              18806
                                                                           15200                              19780
                                                                           15783                              20345
                                                                           16509                              20653
                                                                           17126                              21332
                                                                           18491                              22049
                                                                           19968                              23120
                                                                           20180                              23474
                                                                           20798                              24005
                                                                           20727                              23467
                                                                           21243                              24633
December 1995                                                              21030                              24776
                                                                           21567                              25299
                                                                           22074                              25893
                                                                           22285                              26269
                                                                           23065                              27012
                                                                           23780                              27420
                                                                           23333                              27009
                                                                           21870                              25337
                                                                           22675                              26543
                                                                           23870                              27854
                                                                           24095                              28077
                                                                           25434                              29787
December 1996                                                              25266                              29483
                                                                           26762                              30586
                                                                           25724                              30540
                                                                           24116                              29242
                                                                           25155                              29970
                                                                           27019                              32158
                                                                           27873                              33210
                                                                           29905                              35979
                                                                           29400                              35591
                                                                           30773                              37623
                                                                           28936                              36159
                                                                           29483                              37020
December 1997                                                              30128                              38042
                                                                           30044                              37327
                                                                           32441                              40245
                                                                           33995                              42153
                                                                           34196                              42259
                                                                           33249                              40953
                                                                           33654                              41522
                                                                           32301                              39541
                                                                           26668                              33215
                                                                           27583                              35364
                                                                           30054                              37776
                                                                           31443                              39566
December 1998                                                              32965                              41889
                                                                           32879                              41817
                                                                           31610                              40425
                                                                           32609                              41690
                                                                           36649                              44771
                                                                           36762                              44641
                                                                           38703                              46217
                                                                           37279                              44951
                                                                           36299                              43787
                                                                           35413                              42245
                                                                           35682                              44248
                                                                           37816                              45522
December 1999                                                              42104                              49528
                                                                           40142                              47889
                                                                           43659                              51571
                                                                           45217                              54526
                                                                           42301                              51947
                                                                           40186                              50571
                                                                           41717                              52067
                                                                           40862                              51484
                                                                           44846                              56416
                                                                           42123                              55610
                                                                           41357                              54753
                                                                           36406                              49826
December 2000                                                              39422                              53585

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                   Cumulative Total Return
                                                                              Since++
      Periods Ending December 31, 2000          1 Year   5 Year   10 Year   Dec 13, 1991             5 Year         10 Year
Russell Mid Cap Index*                           8.25%   16.69%   18.28%       17.15%                116.31%        435.85%
Mid Cap Blend Trust                             -6.37%   13.39%   14.70%       14.53%                 87.46%        294.22%

++  The current subadviser assignment became effective December 13, 1991.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Mid Cap Blend Trust returned -6.37%, underperforming the 8.25% return of the Russell Mid Cap Index.

ENVIRONMENT: The Trust's performance was held back by stock selection in the technology sector. Personal computer, semiconductor and semiconductor capital equipment stocks were among the Trust's weakest performers. Several health care and biotechnology holdings helped performance during the year because stocks with defensive qualities were attractive to investors. Financial stocks also contributed to the Trust's performance. An underweighted position in the utility area, which was a standout performer, and overweighted positions in the basic industries and services sectors, detracted from performance. At year-end, the largest sector positions in the value stock portion of the Trust included finance, construction, real estate and utilities. In the growth stock portion of the Trust, the largest sector positions were technology, healthcare and finance.

OUTLOOK: A critical issue faced by the Portfolio is whether to continue to de-emphasize technology or whether the sector's outlook will improve and begin to rally. While consumer-oriented Internet stocks have been weak, corporate spending on data processing and Internet operations continues to grow. A key factor in the Portfolio's technology weighting will be whether major corporations continue to spend heavily on information technology or whether their technology spending will slow.

                                      xviii

                           SMALL COMPANY VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing the
  POLICIES:              portfolio's assets in equity securities of smaller companies
                         80% of which, under normal circumstances, will have market values of $1 billion or less, and that are traded
                         principally in the United States. AXA Rosenberg uses several computer models to assist in the stock selection process.
SUBADVISER:              AXA Rosenberg Investment Management LLC
PORTFOLIO MANAGERS:      Barr M. Rosenberg, Kenneth Reid, Floyd Coleman and Stephen
                         O. Dean
INCEPTION DATE:          October 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [SMALL COMPANY VALUE TRUST PERFORMANCE GRAPH]

                                                                 SMALL COMPANY VALUE TRUST           RUSSELL 2000 VALUE INDEX
                                                                 -------------------------           ------------------------
Sept-97                                                                    10000                              10000
Oct-97                                                                      9512                               9728
Nov-97                                                                      9496                               9835
Dec-97                                                                      9552                              10168
Jan-98                                                                      9368                               9984
Feb-98                                                                     10032                              10587
Mar-98                                                                     10448                              11017
Apr-98                                                                     10622                              11071
May-98                                                                     10141                              10679
Jun-98                                                                      9965                              10620
Jul-98                                                                      9213                               9788
Aug-98                                                                      7652                               8255
Sept-98                                                                     8140                               8722
Oct-98                                                                      8164                               8981
Nov-98                                                                      8677                               9224
Dec-98                                                                      9101                               9514
Jan-99                                                                      9037                               9298
Feb-99                                                                      8341                               8663
Mar-99                                                                      8356                               8591
Apr-99                                                                      8627                               9375
May-99                                                                      8771                               9663
Jun-99                                                                      9276                              10013
Jul-99                                                                      9139                               9775
Aug-99                                                                      8891                               9419
Sept-99                                                                     8899                               9230
Oct-99                                                                      8810                               9046
Nov-99                                                                      9099                               9093
Dec-99                                                                      9828                               9371
Jan-00                                                                      9660                               9126
Feb-00                                                                     10541                               9684
Mar-00                                                                     10125                               9730
Apr-00                                                                      9746                               9787
May-00                                                                      9240                               9637
Jun-00                                                                      9898                               9919
Jul-00                                                                      9673                              10249
Aug-00                                                                     10234                              10707
Sep-00                                                                     10106                              10646
Oct-00                                                                     10058                              10608
Nov-00                                                                      9408                              10391
Dec-00                                                                     10412                              11509

                              PERFORMANCE TABLE**

                                                                                                    Cumulative Total Return
                                                            Average Annual Total Return
                                                                                Since                        Since
             Periods Ending December 31, 2000               1 Year            Inception                    Inception
Russell 2000 Value Index*                                   22.83%              4.42%                       15.09%
Small Company Value Trust                                    5.93%              1.25%                        4.12%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Small Company Value Trust returned 5.93%, underperforming the 22.83% return of the Russell 2000 Value Index.

ENVIRONMENT: Despite a strong finish, small cap stocks ended the year with negative returns. However, for the second year in a row, the performance of small cap stocks outpaced that of large cap stocks. Small cap value stocks performed better than small cap growth stocks. For the year, the Russell 2000 Value Index rose 22.83% compared to a decline of 22.4% for the Russell 2000 Growth Index. This 45.2% spread was a remarkable reversal from the value/growth environment of 1999, when small cap growth stocks outperformed their value counterparts by 44.6%. The rebound in value stocks began as a sector shift out of high priced technology stocks and into more "old economy" companies.

OUTLOOK: The strategy of the Trust remains unchanged. It will continue to take advantage of the shift in investor focus away from new economy and growth stocks toward stocks that show an attractive relationship between company fundamentals and stock prices.

                              GLOBAL EQUITY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing the
  POLICIES:              portfolio's assets primarily in equity securities of issuers throughout the world, including issuers in the United States and emerging markets.
SUBADVISER:              Morgan Stanley Asset Management Inc.
PORTFOLIO MANAGER:       Frances Campion
INCEPTION DATE:          March 18, 1988++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                    [GLOBAL EQUITY TRUST PERFORMANCE GRAPH]

                                                                    GLOBAL EQUITY TRUST                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
December 1990                                                             10000.00                           10000.00
                                                                          10328.00                           10369.00
                                                                          11101.00                           11329.00
                                                                          10773.00                           10998.00
                                                                          10801.00                           11085.00
                                                                          10995.00                           11338.00
                                                                          10350.00                           10640.00
                                                                          10829.00                           11145.00
                                                                          10755.00                           11111.00
                                                                          10875.00                           11405.00
                                                                          11022.00                           11592.00
                                                                          10580.00                           11088.00
December 1991                                                             11280.00                           11898.00
                                                                          11354.00                           11679.00
                                                                          11419.00                           11479.00
                                                                          11013.00                           10941.00
                                                                          11329.00                           11095.00
                                                                          11861.00                           11538.00
                                                                          11535.00                           11154.00
                                                                          11320.00                           11184.00
                                                                          11357.00                           11458.00
                                                                          11096.00                           11355.00
                                                                          10788.00                           11050.00
                                                                          11189.00                           11250.00
December 1992                                                             11199.00                           11343.00
                                                                          11236.00                           11383.00
                                                                          11395.00                           11654.00
                                                                          12085.00                           12332.00
                                                                          12744.00                           12906.00
                                                                          13453.00                           13206.00
                                                                          13340.00                           13097.00
                                                                          13680.00                           13369.00
                                                                          14428.00                           13984.00
                                                                          14503.00                           13728.00
                                                                          14759.00                           14108.00
                                                                          13841.00                           13312.00
December 1993                                                             14882.00                           13966.00
                                                                          15771.00                           14890.00
                                                                          15809.00                           14699.00
                                                                          15326.00                           14068.00
                                                                          15775.00                           14505.00
                                                                          15544.00                           14545.00
                                                                          15718.00                           14507.00
                                                                          16093.00                           14786.00
                                                                          16622.00                           15234.00
                                                                          16016.00                           14836.00
                                                                          16218.00                           15261.00
                                                                          15169.00                           14602.00
December 1994                                                             15140.00                           14746.00
                                                                          14313.00                           14527.00
                                                                          14304.00                           14742.00
                                                                          14871.00                           15455.00
                                                                          15230.00                           15997.00
                                                                          15260.00                           16137.00
                                                                          15209.00                           16135.00
                                                                          16090.00                           16945.00
                                                                          15969.00                           16571.00
                                                                          16131.00                           17057.00
                                                                          15756.00                           16791.00
                                                                          15867.00                           17378.00
December 1995                                                             16303.00                           17889.00
                                                                          16475.00                           18216.00
                                                                          16627.00                           18330.00
                                                                          17022.00                           18638.00
                                                                          17608.00                           19080.00
                                                                          17444.00                           19100.00
                                                                          17433.00                           19200.00
                                                                          16466.00                           18525.00
                                                                          16847.00                           18741.00
                                                                          17001.00                           19479.00
                                                                          16909.00                           19618.00
                                                                          17999.00                           20721.00
December 1996                                                             18360.00                           20393.00
                                                                          18401.00                           20642.00
                                                                          18864.00                           20883.00
                                                                          18710.00                           20473.00
                                                                          18882.00                           21146.00
                                                                          20198.00                           22455.00
                                                                          21194.00                           23579.00
                                                                          22075.00                           24668.00
                                                                          20999.00                           23022.00
                                                                          22132.00                           24276.00
                                                                          21308.00                           23002.00
                                                                          21411.00                           23413.00
December 1997                                                             22178.00                           23702.00
                                                                          22281.00                           24366.00
                                                                          24021.00                           26018.00
                                                                          25337.00                           27121.00
                                                                          25601.00                           27390.00
                                                                          25307.00                           27051.00
                                                                          24965.00                           27697.00
                                                                          24562.00                           27656.00
                                                                          20727.00                           23972.00
                                                                          21313.00                           24400.00
                                                                          23304.00                           26610.00
                                                                          24220.00                           28197.00
December 1998                                                             24892.00                           29579.00
                                                                          24660.00                           30230.00
                                                                          23475.00                           29430.00
                                                                          23915.00                           30660.00
                                                                          25446.00                           31873.00
                                                                          25062.00                           30713.00
                                                                          25817.00                           32150.00
                                                                          26078.00                           32058.00
                                                                          25844.00                           32005.00
                                                                          24773.00                           31699.00
                                                                          24938.00                           33351.00
                                                                          25295.00                           34294.00
December 1999                                                             25803.00                           37074.00
                                                                          24677.00                           34955.00
                                                                          24004.00                           35054.00
                                                                          25790.00                           37481.00
                                                                          25518.00                           35900.00
                                                                          26207.00                           34996.00
                                                                          26850.00                           36179.00
                                                                          26505.00                           35165.00
                                                                          27022.00                           36313.00
                                                                          26287.00                           34387.00
                                                                          27149.00                           33815.00
                                                                          27211.00                           31766.00
December 2000                                                             28949.00                           32285.00

                              PERFORMANCE TABLE**

                                                     Average Annual Total Return                   Cumulative Total Return
                                                                             Since++
     Periods Ending December 31, 2000         1 Year    5 Year   10 Year   Oct. 1, 1996             5 Year         10 Year
MSCI World Index*                             -12.92%   12.53%   12.43%       12.62%                 80.47%        222.85%
Global Equity Trust                            12.19%   12.17%   11.21%       13.33%                 77.57%        189.49%

++ Current subadviser assignment became effective October 1, 1996.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Global Equity Trust returned 12.19%, outperforming the -12.92% return of the MSCI World Index.

ENVIRONMENT: Slower U.S. economic growth, relatively high valuations in the global technology sector and balance sheet concerns in the European telecommunications sector led to deep corrections in the technology and telecommunications areas. During the latter part of the year, investors rotated out of technology stocks and into defensive sectors, such as consumer staples, pharmaceuticals and utilities. These sectors are less likely to be affected by a slowdown in global economic growth. Old economy stocks have benefited from this shift to more stable market sectors. On a sector basis, the Trust's underweighting in technology contributed more to performance than any other factor. The Trust's performance was enhanced further by strong stock selection and a continued overweighting in consumer staples stocks.

OUTLOOK: Year 2000 was good for value investors who were overweight in high quality defensive businesses. If there should be a recession, even the consumer staples sector will suffer earnings disappointments (as it did following the Asian crisis in '98). Nevertheless, consumer staples stocks are attractive. The Trust's weighting in U.S. stocks has risen moderately in the last year, as the weakness in that market has created value opportunities on a global basis. The Trust is well positioned in the current environment. It balances an underweighting in technology stocks with an overweighting in consumer staples.

                                  GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of large capitalization
                         growth companies with market capitalizations of
                         approximately $1 billion or greater.
SUBADVISER:              State Street Global Advisors
PORTFOLIO MANAGERS:      Committee
INCEPTION DATE:          July 15, 1996++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [GROWTH TRUST PERFORMANCE GRAPH]

                                                                        GROWTH TRUST                RUSSELL 1000 GROWTH INDEX
                                                                        ------------                -------------------------
June 1996                                                                 10000.00                           10000.00
                                                                           9936.00                            9414.00
                                                                          10304.00                            9657.00
September 1996                                                            10808.00                           10360.00
                                                                          10768.00                           10422.00
                                                                          11400.00                           11205.00
December 1996                                                             11053.00                           10985.00
                                                                          11697.00                           11755.00
                                                                          11432.00                           11675.00
March 1997                                                                11077.00                           11044.00
                                                                          11593.00                           11777.00
                                                                          12293.00                           12627.00
June 1997                                                                 12937.00                           13132.00
                                                                          14056.00                           14293.00
                                                                          13412.00                           13457.00
September 1997                                                            14081.00                           14119.00
                                                                          13485.00                           13597.00
                                                                          13598.00                           14175.00
December 1997                                                             13855.00                           14333.00
                                                                          14016.00                           14762.00
                                                                          14894.00                           15872.00
March 1998                                                                15658.00                           16505.00
                                                                          15892.00                           16733.00
                                                                          15657.00                           16258.00
June 1998                                                                 16503.00                           17253.00
                                                                          16269.00                           17139.00
                                                                          13621.00                           14566.00
September 1998                                                            14442.00                           15685.00
                                                                          15330.00                           16946.00
                                                                          16009.00                           18236.00
December 1998                                                             17173.00                           19881.00
                                                                          18320.00                           21048.00
                                                                          17860.00                           20086.00
March 1999                                                                18823.00                           21144.00
                                                                          18697.00                           21172.00
                                                                          18416.00                           20522.00
June 1999                                                                 19713.00                           21958.00
                                                                          19204.00                           21260.00
                                                                          19485.00                           21607.00
September 1999                                                            19064.00                           21153.00
                                                                          20343.00                           22750.00
                                                                          21342.00                           23976.00
December 1999                                                             23563.00                           26477.00
                                                                          21406.00                           25235.00
                                                                          22581.00                           26469.00
March 2000                                                                24335.00                           28364.00
                                                                          23075.00                           27014.00
                                                                          21992.00                           25653.00
June 2000                                                                 23481.00                           27597.00
                                                                          22399.00                           26446.00
                                                                          24332.00                           28840.00
September 2000                                                            21456.00                           26112.00
                                                                          20171.00                           24877.00
                                                                          17155.00                           21210.00
December 2000                                                             17133.00                           20540.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return               Cumulative Total Return
                                                                     Since       Since++                       Since
           Periods Ending December 31, 1999              1 Year    Inception   May 1, 1999                   Inception
Russell 1000 Growth Index*                               -22.42%    17.35%       -1.81%                       105.40%
Growth Trust                                             -27.29%    12.81%       -5.30%                        71.33%

 ++ Current subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Growth Trust returned -27.29%, underperforming the -22.42% return of the Russell 1000 Growth Index.

ENVIRONMENT: Year 2000 was a year of extremes. Valuations rose significantly early in the year but fell sharply beginning in March. The Federal Reserve Board continued to raise interest rates through the first half of the year. Real earnings and cash flow came back into vogue. For the 12-month period ended June 30, 2000, large cap growth stocks outperformed large cap value stocks by 35%. By the end of 2000, value and growth stocks reversed course, and the performance of value stocks outpaced growth stocks by 29%. Most of the performance shortfall for the Trust occurred late in the third quarter and in the fourth quarter. Technology stocks detracted the most from performance. The Trust's overweighting in semiconductor, personal computer and software stocks accounted for most of the Trust's underperformance. Underweighting networking and communications stocks slightly helped performance.

OUTLOOK: The actions of the Fed will be important over the next few quarters as consumer confidence will be an important driver of stock valuations. It is unlikely that the excessive valuations of stocks from earlier in the year will return and, in the near term, the market will likely be affected by negative earnings reports and weakened investor sentiment. Equity valuations should gain momentum in the latter half of 2001, as President Bush's tax cut should buoy investors. The great variable is still the Fed's position on rate cuts. Assuming that the Fed will continue its rate-cutting stance, within the growth segment of the market, we look for technology leaders to regain strength during 2001. Another possible beneficiary of rate cuts could be financial services firms.

                             LARGE CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of companies with large
                         market capitalizations.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Karen Firestone
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                   [LARGE CAP GROWTH TRUST PERFORMANCE GRAPH]

                                                 LARGE CAP GROWTH TRUST     RUSSELL 1000 GROWTH INDEX        COMBINED INDEX
                                                 ----------------------     -------------------------        --------------
December 1990                                           10000.00                    10000.00                    10000.00
                                                        10396.00                    10512.00                    10336.00
                                                        10947.00                    11347.00                    11025.00
                                                        11134.00                    11794.00                    11113.00
                                                        11263.00                    11738.00                    11205.00
                                                        11538.00                    12262.00                    11460.00
                                                        11229.00                    11681.00                    11073.00
                                                        11561.00                    12307.00                    11480.00
                                                        11883.00                    12718.00                    11648.00
                                                        11802.00                    12496.00                    11770.00
                                                        11985.00                    12691.00                    11962.00
                                                        11458.00                    12368.00                    11667.00
December 1991                                           12295.00                    14115.00                    12463.00
                                                        12123.00                    13774.00                    12410.00
                                                        12272.00                    13794.00                    12442.00
                                                        12043.00                    13418.00                    12139.00
                                                        12362.00                    13514.00                    12250.00
                                                        12491.00                    13614.00                    12503.00
                                                        12433.00                    13273.00                    12305.00
                                                        12918.00                    13867.00                    12540.00
                                                        12764.00                    13698.00                    12607.00
                                                        12917.00                    13857.00                    12666.00
                                                        12882.00                    14065.00                    12568.00
                                                        13202.00                    14677.00                    12854.00
December 1992                                           13309.00                    14822.00                    13019.00
                                                        13415.00                    14652.00                    13160.00
                                                        13580.00                    14420.00                    13321.00
                                                        13793.00                    14698.00                    13745.00
                                                        13642.00                    14110.00                    13851.00
                                                        13861.00                    14604.00                    14137.00
                                                        14008.00                    14470.00                    14186.00
                                                        13996.00                    14211.00                    14312.00
                                                        14422.00                    14794.00                    14780.00
                                                        14386.00                    14684.00                    14743.00
                                                        14569.00                    15092.00                    14985.00
                                                        14483.00                    14993.00                    14599.00
December 1993                                           14679.00                    15252.00                    14962.00
                                                        15154.00                    15604.00                    15498.00
                                                        14813.00                    15320.00                    15279.00
                                                        14264.00                    14580.00                    14731.00
                                                        14408.00                    14649.00                    14896.00
                                                        14578.00                    14870.00                    14951.00
                                                        14277.00                    14431.00                    14810.00
                                                        14681.00                    14925.00                    15105.00
                                                        15021.00                    15756.00                    15510.00
                                                        14707.00                    15540.00                    15241.00
                                                        14902.00                    15907.00                    15470.00
                                                        14458.00                    15398.00                    15043.00
December 1994                                           14575.00                    15657.00                    15194.00
                                                        14536.00                    15990.00                    15303.00
                                                        14862.00                    16660.00                    15684.00
                                                        15241.00                    17149.00                    16115.00
                                                        15611.00                    17524.00                    16500.00
                                                        15987.00                    18136.00                    16872.00
                                                        16238.00                    18836.00                    17105.00
                                                        16823.00                    19619.00                    17672.00
                                                        16865.00                    19641.00                    17669.00
                                                        17227.00                    20546.00                    18109.00
                                                        17046.00                    20561.00                    17980.00
                                                        17548.00                    21361.00                    18505.00
December 1995                                           17895.00                    21482.00                    18872.00
                                                        18215.00                    22202.00                    19179.00
                                                        18314.00                    22608.00                    19314.00
                                                        18398.00                    22638.00                    19478.00
                                                        18584.00                    23233.00                    19815.00
                                                        18779.00                    24044.00                    20013.00
                                                        18839.00                    24077.00                    20015.00
                                                        18313.00                    22667.00                    19412.00
                                                        18539.00                    23251.00                    19739.00
                                                        19260.00                    24944.00                    20439.00
                                                        19545.00                    25094.00                    20625.00
                                                        20387.00                    26978.00                    21533.00
December 1996                                           20222.00                    26449.00                    21356.00
                                                        20643.00                    28304.00                    21783.00
                                                        20688.00                    28111.00                    21892.00
                                                        20192.00                    26590.00                    21400.00
                                                        20763.00                    28356.00                    21945.00
                                                        21886.00                    30403.00                    23049.00
                                                        22641.00                    31619.00                    23884.00
                                                        23900.00                    34414.00                    24992.00
                                                        22961.00                    32401.00                    24150.00
                                                        24219.00                    33995.00                    25195.00
                                                        23432.00                    32738.00                    24485.00
                                                        23969.00                    34129.00                    24862.00
December 1997                                           24086.00                    34511.00                    25190.00
                                                        24404.00                    35543.00                    25578.00
                                                        25881.00                    38216.00                    26806.00
                                                        26988.00                    39741.00                    27655.00
                                                        27264.00                    40289.00                    27899.00
                                                        26849.00                    39145.00                    27586.00
                                                        27432.00                    41541.00                    28146.00
                                                        27281.00                    41266.00                    27946.00
                                                        23541.00                    35072.00                    25163.00
                                                        24687.00                    37766.00                    25898.00
                                                        26003.00                    40802.00                    27301.00
                                                        27358.00                    43907.00                    28538.00
December 1998                                           28693.00                    47868.00                    29651.00
                                                        29427.00                    50678.00                    30226.00
                                                        28600.00                    48362.00                    29477.00
                                                        29653.00                    50910.00                    30329.00
                                                        30065.00                    50976.00                    31333.00
                                                        29148.00                    49411.00                    30371.00
                                                        30608.00                    52870.00                    32497.00
                                                        30067.00                    51189.00                    31463.00
                                                        30527.00                    52023.00                    31976.00
                                                        29754.00                    50931.00                    31305.00
                                                        31569.00                    54776.00                    33668.00
                                                        32987.00                    57729.00                    35483.00
December 1999                                           35949.00                    63732.00                    39173.00
                                                        34802.00                    60743.00                    37336.00
                                                        36828.00                    63714.00                    39161.00
                                                        37454.00                    68275.00                    41965.00
                                                        35536.00                    65026.00                    39968.00
                                                        34140.00                    61748.00                    37953.00
                                                        36150.00                    66429.00                    40830.00
                                                        35022.00                    63659.00                    39128.00
                                                        37499.00                    69420.00                    42669.00
                                                        35072.00                    62853.00                    38632.00
                                                        33947.00                    59880.00                    36805.00
                                                        30637.00                    51054.00                    31380.00
December 2000                                           30826.00                    49447.00                    31762.00

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                   Cumulative Total Return
                                                                               Since++
Periods Ending December 31, 2000                1 Year    5 Year   10 Year   May 1, 1999             5 Year         10 Year
Russell 1000 Growth Index*                      -22.42%   18.15%   17.33%      -1.81%                130.20%        394.47%
Combined Index+++++                             -22.42%   10.98%   12.25%       0.82%                 68.32%        217.62%
Large Cap Growth Trust                          -14.24%   11.49%   11.92%       1.01%                 72.23%        208.26%

 + Combined Index is comprised of 47.5% of the return of the Wilshire 5000
   Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the U.S. 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index since inception and 100% return of the Russell 1000 Growth Index from May 1, 1999 and thereafter.
 ++ Current subadviser assignment became effective May 1, 1999.
++++ The Combined Index was added to more accurately reflect the investment objective of the Large Cap Growth Trust.
 * All since inception for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Large Cap Growth Trust returned -14.24%, outperforming the -22.42% return of the Russell 1000 Growth Index.

ENVIRONMENT: An overweighted position in the finance sector and an underweighted position in the technology sector were the biggest contributors to the Trust's performance. As investors became concerned over the high valuations and fundamentals of the technology sector, they sold their technology shares. As a result, technology stocks declined significantly. In contrast, stocks in the finance sector performed well because investors believed that the Federal Reserve Board would cut interest rates. Lower interest rates are usually positive for finance stocks. Stock selection in the healthcare sector was also beneficial to performance, as investors sought defensive investments in an effort to cope with the volatility in the market. Technology, healthcare and finance stocks are the Trust's largest positions. The technology portion of the Trust was dramatically reduced after the third quarter. The healthcare and nondurables areas of the Trust were increased, while its media and leisure and retail positions were reduced.

OUTLOOK: The market remains volatile and extremely unforgiving, as witnessed recently by the sharp declines of stocks failing to meet the Street's expectations. It has become as important as ever to own companies that are expected to realize their earnings estimates over the following quarter, and two to three quarters down the road. With that said, manager Karen Firestone will continue to put a premium on earnings and maintain a focus on uncovering exciting new growth opportunities in the marketplace. By sticking with a balanced approach, which allows her to be aggressive in certain areas and defensive in others, she looks to smooth out some of the turbulence expected in the coming months.

                           QUANTITATIVE EQUITY TRUST

INVESTMENT OBJECTIVE     To achieve intermediate- and long-term growth through
  & POLICIES:            capital appreciation and current income by investing the
                         portfolio's assets in common stocks and other equity
                         securities of well-established companies with promising
                         prospects for providing an above-average rate of return.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Mark Schmeer and Rhonda Chang
INCEPTION DATE:          April 30, 1987

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [QUANTITATIVE EQUITY TRUST PERFORMANCE CHART]

                                                                 QUANTITATIVE EQUITY TRUST                S&P 500 INDEX
                                                                 -------------------------                -------------
December 1990                                                              10000                              10000
                                                                           10535                              10442
                                                                           11145                              11190
                                                                           11282                              11456
                                                                           11252                              11488
                                                                           11896                              11980
                                                                           11192                              11432
                                                                           11962                              11967
                                                                           12293                              12249
                                                                           12023                              12048
                                                                           12268                              12209
                                                                           11590                              11716
December 1991                                                              13019                              13055
                                                                           13124                              12812
                                                                           13238                              12976
                                                                           12598                              12722
                                                                           12491                              13092
                                                                           12770                              13163
                                                                           12410                              12972
                                                                           12975                              13495
                                                                           12558                              13222
                                                                           12882                              13374
                                                                           13126                              13422
                                                                           13760                              13875
December 1992                                                              13809                              14056
                                                                           14163                              14159
                                                                           14299                              14350
                                                                           14521                              14659
                                                                           14375                              14299
                                                                           14825                              14686
                                                                           14833                              14734
                                                                           14886                              14665
                                                                           15447                              15223
                                                                           15403                              15111
                                                                           15577                              15418
                                                                           15461                              15273
December 1993                                                              15659                              15460
                                                                           16301                              15978
                                                                           15835                              15547
                                                                           14882                              14871
                                                                           15071                              15064
                                                                           15118                              15310
                                                                           14625                              14931
                                                                           15239                              15426
                                                                           15853                              16053
                                                                           15577                              15667
                                                                           15710                              16025
                                                                           15023                              15437
December 1994                                                              14999                              15663
                                                                           15086                              16070
                                                                           15607                              16693
                                                                           15908                              17187
                                                                           15920                              17688
                                                                           16299                              18386
                                                                           16744                              18818
                                                                           17330                              19445
                                                                           17334                              19498
                                                                           18201                              20314
                                                                           18099                              20243
                                                                           18953                              21134
December 1995                                                              19383                              21525
                                                                           19866                              22265
                                                                           20197                              22479
                                                                           20222                              22695
                                                                           20634                              23029
                                                                           21082                              23623
                                                                           21023                              23720
                                                                           19881                              22664
                                                                           20551                              23145
                                                                           21620                              24445
                                                                           22297                              25115
                                                                           23474                              27021
December 1996                                                              22859                              26492
                                                                           24164                              28137
                                                                           24297                              28365
                                                                           23347                              27185
                                                                           24496                              28808
                                                                           25880                              30577
                                                                           27001                              31940
                                                                           29414                              34476
                                                                           28214                              32559
                                                                           29811                              34344
                                                                           28440                              33197
                                                                           29100                              34734
December 1997                                                              29679                              35331
                                                                           29667                              35723
                                                                           31830                              38299
                                                                           33453                              40260
                                                                           33680                              40666
                                                                           32862                              39967
                                                                           34035                              41590
                                                                           33263                              41149
                                                                           28326                              35199
                                                                           30051                              37455
                                                                           32401                              40500
                                                                           34365                              42954
December 1998                                                              37503                              45428
                                                                           39348                              47327
                                                                           38069                              45855
                                                                           39988                              47690
                                                                           40311                              49535
                                                                           39235                              48366
                                                                           41644                              51051
                                                                           40845                              49458
                                                                           40289                              49210
                                                                           39246                              47862
                                                                           41494                              50892
                                                                           42470                              51925
December 1999                                                              45859                              54983
                                                                           44850                              52223
                                                                           46056                              51236
                                                                           51026                              56247
                                                                           49270                              54554
                                                                           47748                              53436
                                                                           50532                              54750
                                                                           50031                              53896
                                                                           54559                              57243
                                                                           53091                              54221
                                                                           52369                              53993
                                                                           47169                              49738
December 2000                                                              48752                              49981

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
             Periods Ending December 31, 2000                1 Year    5 Year     10 Year              5 Year         10 Year
S&P 500 Index*                                               -9.11%    18.35%     17.46%               132.20%        399.81%
Quantitative Equity Trust                                     6.30%    20.26%     17.17%               151.51%        387.52%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Quantitative Equity Trust returned 6.30%, outperforming the -9.11% return of the S&P 500 Index.

ENVIRONMENT: During 2000, the S&P 500 Index generated its worst total return in any calendar year since 1974. The market's weakness followed the slowdown in economic growth and in earnings growth. In general, technology stocks started the year well but performed poorly over the balance of the year. The electric utility, consumer healthcare, consumer staples and energy sectors performed well during the year. Good stock selection, rather than sector weightings, contributed to the Trust's performance. Specifically, stock selection in the technology, consumer staples and healthcare sectors aided performance the most.

OUTLOOK: Slower economic growth will have a negative impact on earnings. It is likely that the Federal Reserve Board will continue to cut interest rates, but the market may be expecting too much of a boost from lower rates. A mild recession is a possibility. On a more positive note, inflation appears well in check and the market's price/earnings ratio is nearly nine points below its August high. Stock prices are likely to move higher.

                                      xxiii

                             BLUE CHIP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              65% of the portfolio's total assets in the common stocks of large and medium sized blue chip companies as defined by T.
                         Rowe Price Associates, Inc. These are firms that the manager believes are well established in their industries and have the potential for above-average earnings growth. Current
                         income is a secondary objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Larry J. Puglia
INCEPTION DATE:          December 11, 1992++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                   BLUE CHIP GROWTH TRUST                 S&P 500 INDEX
                                                                   ----------------------                 -------------
                                                                           10000                              10000
December 1992                                                               9930                              10064
                                                                            9930                              10137
                                                                            9530                              10274
                                                                            9590                              10495
                                                                            8832                              10238
                                                                            9112                              10515
                                                                            9052                              10549
                                                                            8782                              10500
                                                                            9102                              10900
                                                                            9102                              10819
                                                                            9332                              11039
                                                                            9393                              10935
December 1993                                                               9553                              11069
                                                                            9663                              11440
                                                                            9473                              11131
                                                                            8962                              10647
                                                                            9114                              10786
                                                                            9064                              10961
                                                                            8702                              10691
                                                                            8933                              11044
                                                                            9476                              11494
                                                                            9275                              11217
                                                                            9365                              11474
                                                                            9164                              11053
December 1994                                                               9094                              11214
                                                                            9305                              11506
                                                                            9506                              11952
                                                                            9787                              12306
                                                                            9922                              12664
                                                                           10235                              13164
                                                                           10659                              13474
                                                                           11103                              13922
                                                                           11093                              13960
                                                                           11416                              14545
                                                                           11244                              14494
                                                                           11577                              15132
December 1995                                                              11507                              15411
                                                                           11890                              15942
                                                                           12173                              16095
                                                                           12264                              16249
                                                                           12756                              16488
                                                                           13252                              16913
                                                                           13120                              16983
                                                                           12260                              16227
                                                                           12725                              16571
                                                                           13728                              17502
                                                                           13677                              17982
                                                                           14689                              19347
December 1996                                                              14487                              18968
                                                                           15094                              20145
                                                                           15115                              20309
                                                                           14426                              19464
                                                                           15067                              20626
                                                                           15937                              21892
                                                                           16599                              22869
                                                                           17850                              24684
                                                                           17040                              23312
                                                                           17862                              24589
                                                                           17445                              23768
                                                                           17984                              24869
December 1997                                                              18389                              25296
                                                                           18597                              25577
                                                                           20007                              27421
                                                                           20914                              28825
                                                                           21131                              29116
                                                                           20606                              28615
                                                                           21543                              29777
                                                                           21306                              29462
                                                                           17871                              25201
                                                                           18933                              26817
                                                                           20569                              28997
                                                                           21830                              30754
December 1998                                                              23629                              32526
                                                                           24302                              33886
                                                                           23615                              32832
                                                                           24488                              34145
                                                                           25115                              35466
                                                                           24397                              34629
                                                                           25871                              36551
                                                                           25009                              35411
                                                                           24722                              35234
                                                                           24252                              34268
                                                                           25947                              36438
                                                                           26507                              37177
December 1999                                                              28220                              39632
                                                                           27308                              37642
                                                                           27582                              36931
                                                                           29956                              40543
                                                                           29052                              39323
                                                                           28410                              38516
                                                                           30100                              39464
                                                                           29486                              38848
                                                                           32007                              41261
                                                                           30371                              39082
                                                                           29691                              38918
                                                                           26841                              35851
December 2000                                                              27441                              36024

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                    Cumulative Total Return
                                                                  Since        Since++                              Since
     Periods Ending December 31, 2000         1 Year   5 Year   Inception    Oct. 1, 1996             5 Year      Inception
S&P 500 Index*                                -9.11%   18.35%     17.18%        18.33%               132.20%       260.24%
Blue Chip Growth Trust                        -2.76%   18.98%     13.34%        17.81%               138.48%       174.41%

 ++ Current subadviser assignment became effective October 1, 1996.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Blue Chip Growth Trust returned -2.76%, outperforming the -9.11% return of the S&P 500 Index.

ENVIRONMENT: Equity markets declined significantly in the second half of 2000. The combination of rising interest rates and energy costs, slower economic growth and uncertainty surrounding the Presidential election seemed to undermine investor confidence. The technology sector declined the most during the period. In this uncertain environment, investors favored the relative safety of value stocks and growth stocks with established records of earnings growth. Although absolute returns were disappointing for the year, relative results for the Trust were generally favorable. Technology and telecommunications stocks detracted most from performance. In contrast, the Trust's financial services stocks, which benefited from beliefs that the Federal Reserve Board would cut interest rates, contributed to performance. The Trust's health care stocks also did well, as nervous investors favored large cap pharmaceutical companies with stable earnings.

OUTLOOK: The outlook for U.S. stocks and for the Trust is positive in the long term. The level of inflation and the direction of interest rate trends are favorable. Earnings growth is strong at many high quality companies. The Trust will continue to seek blue chip companies with leading market positions, seasoned management and strong financial fundamentals. Such stocks should provide superior investment results over time.

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE     To achieve a combination of long-term capital appreciation
  & POLICIES:            and satisfactory current income by investing in real
                         estate-related equity and debt securities. The portfolio
                         will invest principally in real estate investment trusts
                         (REITs) and equity and fixed income securities issued by
                         companies that invest in real estate or related interests.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Robert Lutzko and Steven Brett Hryb
INCEPTION DATE:          April 30, 1987

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                REAL ESTATE SECURITIES TRUST               NAREIT INDEX
                                                                ----------------------------               ------------
Dec-90                                                                     10000                              10000
Jan-91                                                                     10893                              10876
Feb-91                                                                     11315                              11411
Mar-91                                                                     12109                              12281
Apr-91                                                                     12335                              12573
May-91                                                                     12608                              12870
Jun-91                                                                     11972                              12536
Jul-91                                                                     12303                              12778
Aug-91                                                                     12318                              12786
Sep-91                                                                     12594                              13033
Oct-91                                                                     12543                              12952
Nov-91                                                                     12147                              12954
Dec-91                                                                     14109                              13567
Jan-92                                                                     15381                              14239
Feb-92                                                                     15040                              13908
Mar-92                                                                     15228                              13701
Apr-92                                                                     14663                              13731
May-92                                                                     15067                              14174
Jun-92                                                                     14328                              14002
Jul-92                                                                     14962                              14475
Aug-92                                                                     14724                              14351
Sep-92                                                                     15421                              14694
Oct-92                                                                     15557                              14645
Nov-92                                                                     16291                              14931
Dec-92                                                                     17112                              15219
Jan-93                                                                     17822                              16188
Feb-93                                                                     18303                              16951
Mar-93                                                                     20042                              18127
Apr-93                                                                     19236                              17328
May-93                                                                     18907                              17117
Jun-93                                                                     19352                              17618
Jul-93                                                                     19654                              17916
Aug-93                                                                     20265                              18346
Sep-93                                                                     21250                              19182
Oct-93                                                                     21182                              18941
Nov-93                                                                     20137                              18045
Dec-93                                                                     20981                              18039
Jan-94                                                                     21355                              18579
Feb-94                                                                     22580                              19218
Mar-94                                                                     21752                              18443
Apr-94                                                                     21652                              18742
May-94                                                                     21948                              19123
Jun-94                                                                     21621                              18708
Jul-94                                                                     21178                              18661
Aug-94                                                                     21432                              18764
Sep-94                                                                     20899                              18383
Oct-94                                                                     19887                              17701
Nov-94                                                                     19022                              17125
Dec-94                                                                     20401                              18182
Jan-95                                                                     19767                              17913
Feb-95                                                                     20166                              18495
Mar-95                                                                     20087                              18384
Apr-95                                                                     20089                              18426
May-95                                                                     20883                              19256
Jun-95                                                                     21593                              19596
Jul-95                                                                     21979                              19902
Aug-95                                                                     22571                              20199
Sep-95                                                                     22814                              20568
Oct-95                                                                     22230                              20190
Nov-95                                                                     22219                              20392
Dec-95                                                                     23488                              21511
Jan-96                                                                     23730                              21924
Feb-96                                                                     23917                              22093
Mar-96                                                                     23769                              22062
Apr-96                                                                     23809                              22133
May-96                                                                     24476                              22733
Jun-96                                                                     24902                              23046
Jul-96                                                                     24810                              23244
Aug-96                                                                     25857                              24190
Sep-96                                                                     26312                              24611
Oct-96                                                                     27227                              25401
Nov-96                                                                     28221                              26557
Dec-96                                                                     31633                              29202
Jan-97                                                                     31538                              29526
Feb-97                                                                     31557                              29553
Mar-97                                                                     31687                              29278
Apr-97                                                                     30568                              28614
May-97                                                                     31537                              29529
Jun-97                                                                     33272                              30947
Jul-97                                                                     34280                              31872
Aug-97                                                                     33831                              31808
Sep-97                                                                     37021                              34350
Oct-97                                                                     35862                              33474
Nov-97                                                                     36533                              34043
Dec-97                                                                     37446                              34713
Jan-98                                                                     36941                              34550
Feb-98                                                                     36379                              33963
Mar-98                                                                     37369                              34523
Apr-98                                                                     36008                              33415
May-98                                                                     35818                              33131
Jun-98                                                                     35692                              32926
Jul-98                                                                     33237                              30766
Aug-98                                                                     29953                              27581
Sep-98                                                                     31753                              29333
Oct-98                                                                     31181                              28535
Nov-98                                                                     31646                              29054
Dec-98                                                                     31285                              28180
Jan-99                                                                     30353                              27619
Feb-99                                                                     29825                              26876
Mar-99                                                                     29401                              26742
Apr-99                                                                     32312                              29338
May-99                                                                     32848                              29984
Jun-99                                                                     32021                              29570
Jul-99                                                                     30836                              28485
Aug-99                                                                     30346                              27864
Sep-99                                                                     29050                              26827
Oct-99                                                                     28626                              26135
Nov-99                                                                     27979                              25586
Dec-99                                                                     28782                              26354
Jan-00                                                                     27979                              26443
Feb-00                                                                     27131                              26097
Mar-00                                                                     28894                              26943
Apr-00                                                                     30394                              28718
May-00                                                                     30859                              29020
Jun-00                                                                     31023                              29789
Jul-00                                                                     33045                              32321
Aug-00                                                                     32768                              31038
Sep-00                                                                     33675                              32037
Oct-00                                                                     32746                              30663
Nov-00                                                                     33352                              31027
Dec-00                                                                     36205                              33184

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
             Periods Ending December 31, 2000                1 Year    5 Year    10 Year              5 Year         10 Year
Morgan Stanley REIT Index+*                                  29.30%    10.57%        N/A              65.25%             N/A
NAREIT Index                                                 25.88%     9.05%     12.74%              54.22%         231.84%
Real Estate Securities Trust                                 25.71%     9.04%     13.73%              54.12%         262.05%

 + The Morgan Stanley REIT Index commenced on December 31, 1994, therefore the
   10 year return period is not applicable for this index.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Real Estate Securities Trust returned 25.71%, underperforming the 29.30% return of the Morgan Stanley REIT Index.

ENVIRONMENT: Real Estate Investment Trusts (REITs) had an excellent year. After two consecutive years of negative returns, REITs outperformed every other market index for 2000. Interest rate concerns and credit quality issues raised late in the second quarter had a negative impact on both the financial and the value-oriented real estate-related securities. As a result, these groups underperformed the REIT index in the short term. As the economy slowed and interest rate concerns abated, however, value stocks, including financials and homebuilders, surged. Even though they did not overcome the earlier shortfall, these groups outperformed the REIT Index over the last six months. While the Trust's REIT holdings performed well, the Trust underperformed its Index because financials and real estate-related stocks (which are not included in this Index) did not perform as well as REIT-only holdings.

OUTLOOK: It is likely that the Federal Reserve Board will continue to cut interest rates while monitoring inflation. REITs remain attractive in this environment because they provide stable dividend income and because they have valuations that are about 5% below net asset value. Because there may be substantial interest rate cuts over the next year, financials also remain attractive.

                                  VALUE TRUST

INVESTMENT OBJECTIVE:    To achieve an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk by
                         investing the portfolio's assets primarily in common and
                         preferred stocks, convertible securities, rights and
                         warrants to purchase common stocks, ADRs and other equity
                         securities of companies with equity capitalizations usually greater than $300 million. MAS seeks equity securities it
                         believes to be undervalued relative to the stock market in general as measured by the S&P 500 Index, based on value
                         measures such as price/earnings and price/book ratios as
                         well as fundamental research.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGERS:      Richard M. Behler
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                        VALUE TRUST                   RUSSELL MID CAP VALUE
                                                                        -----------                   ---------------------
Dec-96                                                                     10000                              10000
Jan-97                                                                     10328                              10314
Feb-97                                                                     10464                              10489
Mar-97                                                                     10144                              10170
Apr-97                                                                     10536                              10427
May-97                                                                     11168                              11041
Jun-97                                                                     11576                              11451
Jul-97                                                                     12232                              12302
Aug-97                                                                     12120                              12158
Sept-97                                                                    12480                              12912
Oct-97                                                                     11904                              12519
Nov-97                                                                     12120                              12942
Dec-97                                                                     12214                              13437
Jan-98                                                                     11991                              13176
Feb-98                                                                     12882                              14056
Mar-98                                                                     13328                              14780
Apr-98                                                                     13353                              14697
May-98                                                                     13155                              14354
Jun-98                                                                     12858                              14400
Jul-98                                                                     12330                              13670
Aug-98                                                                     10563                              11748
Sept-98                                                                    10613                              12433
Oct-98                                                                     11537                              13238
Nov-98                                                                     12065                              13703
Dec-98                                                                     12003                              14120
Jan-99                                                                     11739                              13791
Feb-99                                                                     11611                              13488
Mar-99                                                                     11842                              13680
Apr-99                                                                     13174                              14976
May-99                                                                     13191                              15039
Jun-99                                                                     13439                              15210
Jul-99                                                                     12986                              14830
Aug-99                                                                     12320                              14317
Sep-99                                                                     11347                              13593
Oct-99                                                                     11749                              13994
Nov-99                                                                     11475                              13737
Dec-99                                                                     11669                              14104
Jan-00                                                                     10866                              13261
Feb-00                                                                     10196                              12706
Mar-00                                                                     11774                              14246
Apr-00                                                                     12330                              14303
May-00                                                                     12065                              14549
Jun-00                                                                     11236                              14007
Jul-00                                                                     11598                              14334
Aug-00                                                                     12339                              15213
Sep-00                                                                     12515                              15359
Oct-00                                                                     13679                              15651
Nov-00                                                                     13511                              15447
Dec-00                                                                     14535                              16810

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
                                                             ---------------------------------------------------------------
                                                                                 Since                        Since
              Periods Ending December 31, 2000                1 Year           Inception                    Inception
Russell Mid Cap Value Index*                                 19.18%            13.86%                    68.10%
Value Trust                                                  24.57%             9.80%                    45.35%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Value Trust returned 24.57%, outperforming the 19.18% return of the Russell Mid Cap Value Index.

ENVIRONMENT: During the first quarter of 2000, the Trust did not participate in the high-flying technology, media and telecommunications bubble. The Trust continued to pursue its strategy of buying shares in solid companies at large valuation discounts. The Trust's valuation discipline resulted in successful performance. The Trust invested in services companies in the financial, health care, telecommunications and transportation sectors. It also held technology, capital goods, consumer durable, retail and raw material companies. The Trust focused on inexpensive, good quality mid cap companies with market capitalizations between $3 and $10 billion. Typically, these companies have solid positions in decent markets. They also have good management and attractive cash flow characteristics. The Trust's stocks were purchased at compelling valuations, usually ten times earnings and five times cash flow. In a stock market in which many stocks traded at thirty times earnings in nearly every sector, the Trust purchased some of the best companies at a significant discount.

OUTLOOK: The Trust will continue to execute its long-term investment philosophy of purchasing solid companies at large valuation discounts. While the Trust generated strong absolute and relative performance in 2000, the relative valuation of the stocks in the portfolio remains attractive. As the markets look for continued help from the Federal Reserve Board, in the form of interest rate cuts, the Trust is well positioned for continued, positive relative performance.

                           TACTICAL ALLOCATION TRUST

INVESTMENT OBJECTIVE &   To achieve total return, consisting of long-term capital
  POLICIES:              appreciation and current income, by allocating the
                         portfolio's assets between (i) a stock portion that is
                         designed to track the performance of the S&P 500 Composite
                         Stock Price Index (the "S&P 500 Index") and (ii) a fixed
                         income portion that consists of either five-year U.S.
                         Treasury notes or U.S. Treasury bills with remaining
                         maturities of 30 days.
SUBADVISER:              Mitchell Hutchins Asset Management Inc.
PORTFOLIO MANAGERS:      Kirk Barneby
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                 TACTICAL ALLOCATION TRUST                S&P 500 INDEX
                                                                 -------------------------                -------------
Apr. 2000                                                                 10000.00                           10000.00
May 2000                                                                   9840.00                            9795.00
Jun. 2000                                                                  9968.00                           10036.00
Jul. 2000                                                                  9856.00                            9879.00
Aug. 2000                                                                 10321.00                           10493.00
Sept. 2000                                                                10080.00                            9939.00
Oct. 2000                                                                 10056.00                            9897.00
Nov. 2000                                                                  9680.00                            9117.00
Dec. 2000                                                                  9680.00                            9161.00

                              PERFORMANCE TABLE**

                                                  Cumulative Total Return
                                                           Since
        Periods Ending December 31, 2000                 Inception
S&P 500 Index*                                            -8.39%
Tactical Allocation Trust                                 -3.20%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since inception on May 1, 2000, the Tactical Allocation Trust returned -3.20%, outperforming the -8.39% return of the S&P 500 Index.

ENVIRONMENT: The Trust's equity allocation changed several times. In May and June, the Trust had 50% of its assets in stocks and 50% in cash (30-day U.S. Treasury bills). In July and August, the Trust had 75% of its assets in stocks and 25% in cash. In September, the Trust shifted its allocation to 50% in stocks and 50% cash. The Trust maintained this allocation through November. In December, the Trust raised its allocation to stocks from 50% to 75%. The Trust ended 2000 with a 75% allocation to stocks and a 25% allocation to cash.

OUTLOOK: On January 2, 2001, the Trust's model showed an equity risk premium
(ERP) of 5.71%. An ERP at this level indicates that the Trust should be fully invested in equities. The ERP reflected declines in equity prices and in short-term interest rates. The ERP is a contrarian indicator. As stock prices fall relative to interest rates and earnings expectations, stocks become more attractive. The S&P 500 Index and short-term interest rates declined significantly in 2000. The drop in interest rates anticipated monetary easing by the Federal Reserve Board. On January 4, 2001, the Fed cut interest rates 0.50%. Even if there is a recession, historically, aggressive easing by the Fed has produced a positive reaction in the stock market in anticipation of a subsequent rebound in consumer activity.

                                      xxvii

                               EQUITY INDEX TRUST

INVESTMENT OBJECTIVE &   To approximate the aggregate total return of publicly traded
  POLICIES:              common stocks included in the S&P 500 Composite Stock Price
                         Index (the "S&P 500 Index"). The portfolio is designed to
                         provide an economical and convenient means of maintaining a widely diversified investment in the U.S. equity market as part of an overall investment strategy. The portfolio is not actively managed; rather, the manager tries to match the S&P
                         500 Index's performance by investing the portfolio's assets in common stocks included in the S&P 500 Index in their
                         approximate respective market value weightings.+
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          February 14, 1996

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                     EQUITY INDEX TRUST                   S&P 500 INDEX
                                                                     ------------------                   -------------
Jan.|1996                                                                 10000.00                           10000.00
                                                                           9740.00                            9779.00
Mar.|1996                                                                  9895.00                            9873.00
                                                                          10038.00                           10018.00
                                                                          10283.00                           10277.00
Jun.| 1996                                                                10369.00                           10319.00
                                                                           9888.00                            9860.00
                                                                          10069.00                           10069.00
Sept.|1996                                                                10633.00                           10635.00
                                                                          10951.00                           10926.00
                                                                          11749.00                           11755.00
Dec.|1996                                                                 11486.00                           11525.00
                                                                          12206.00                           12241.00
                                                                          12303.00                           12340.00
Mar.|1997                                                                 11733.00                           11827.00
                                                                          12475.00                           12533.00
                                                                          13281.00                           13302.00
Jun.|1997                                                                 13807.00                           13895.00
                                                                          14946.00                           14999.00
                                                                          14130.00                           14165.00
Sept.|1997                                                                14871.00                           14941.00
                                                                          14441.00                           14442.00
                                                                          15054.00                           15110.00
Dec.|1997                                                                 15337.00                           15370.00
                                                                          15533.00                           15541.00
                                                                          16627.00                           16661.00
Mar.|1998                                                                 17475.00                           17515.00
                                                                          17656.00                           17691.00
                                                                          17343.00                           17387.00
Jun.|1998                                                                 18032.00                           18093.00
                                                                          17831.00                           17900.00
                                                                          15264.00                           15312.00
Sept.|1998                                                                16266.00                           16293.00
                                                                          17581.00                           17618.00
                                                                          18645.00                           18686.00
Dec.|1998                                                                 19718.00                           19763.00
                                                                          20536.00                           20590.00
                                                                          19898.00                           19950.00
Mar.|1999                                                                 20664.00                           20748.00
                                                                          21472.00                           21551.00
                                                                          20971.00                           21043.00
Jun.|1999                                                                 22127.00                           22210.00
                                                                          21434.00                           21517.00
                                                                          21319.00                           21410.00
Sept.|1999                                                                20728.00                           20824.00
                                                                          22038.00                           22141.00
                                                                          22474.00                           22591.00
Dec.|1999                                                                 23776.00                           23922.00
                                                                          22582.00                           22720.00
                                                                          22162.00                           22290.00
Mar.|2000                                                                 24325.00                           24471.00
                                                                          23579.00                           23734.00
                                                                          23093.00                           23247.00
Jun.|2000                                                                 23631.00                           23821.00
                                                                          23277.00                           23448.00
                                                                          24710.00                           24905.00
Sept.| 2000                                                               23408.00                           23590.00
                                                                          23303.00                           23490.00
                                                                          21462.00                           21638.00
Dec.|2000                                                                 21568.00                           21744.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
             Periods Ending December 31, 2000                1 Year           Inception                    Inception
S&P 500 Index                                                -9.11%             17.11%                      117.44%
Equity Index Trust                                           -9.29%             17.05%                      115.68%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Equity Index Trust returned -9.29% underperforming the -9.11% return of the S&P 500 Index.

ENVIRONMENT: During the first quarter of 2000, there were nine changes in the S&P 500 Index with a turnover of 1.13%. There were 17 company changes in the second quarter for a turnover of 2.8%. In the third quarter, there were an unusual number of spin-offs among S&P 500 companies. Out of 10 company additions, four companies were formed from spin-offs. In the fourth quarter, there were 10 company changes in the S&P 500 Index for a market value turnover of 0.6%. Technology companies in the Index increased by 0.22% and financial companies increased by 0.16%. Consumer non-cyclical companies in the Index decreased by 0.20%. During 2000, technology, communication services and consumer cyclicals produced severe double-digit losses. Basic materials returned moderate double-digit losses. Utility, healthcare and financials generated high double-digit gains. The transportation and energy sectors returned moderate double-digit gains.

OUTLOOK: Economic growth is slow and inflation is moderate. The Federal Reserve Board appears to be more concerned about recession risk than inflation risk. Historically an environment of slow growth, low and stable inflation and interest rate cuts has been good for the stock market. Going forward, the Trust will continue to invest in the securities that are represented in the S&P 500 Index in approximately the same weightings as in the Index.
---------------
+ "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and
  "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                      xxviii

                             GROWTH & INCOME TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital and income consistent
  & POLICIES:            with prudent investment risk by investing the portfolio's
                         assets primarily in common stocks of U.S. issuers the
                         manager believes are of high quality. The portfolio may also invest in securities convertible into, or that carry the
                         right to buy common stocks. The portfolio may also invest up to 20% of its assets in foreign securities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Matthew E. Megargel
INCEPTION DATE:          April 23, 1991

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                   GROWTH & INCOME TRUST                  S&P 500 INDEX
                                                                   ---------------------                  -------------
Mar 1991                                                                   10000                              10000
                                                                            9940
                                                                           10270                              10428
                                                                            9950                               9951
                                                                           10330                              10417
                                                                           10570                              10662
                                                                           10380                              10487
                                                                           10530                              10628
                                                                           10040                              10198
December 1991                                                              11080                              11364
                                                                           10810                              11153
                                                                           10980                              11295
                                                                           10740                              11074
                                                                           10921                              11396
                                                                           10982                              11458
                                                                           10921                              11292
                                                                           11376                              11747
                                                                           11305                              11509
                                                                           11588                              11642
                                                                           11668                              11684
                                                                           11981                              12077
December 1992                                                              12213                              12236
                                                                           12375                              12325
                                                                           12435                              12491
                                                                           12829                              12760
                                                                           12567                              12447
                                                                           12814                              12783
                                                                           12844                              12826
                                                                           12793                              12765
                                                                           13204                              13252
                                                                           13162                              13154
                                                                           13388                              13421
                                                                           13121                              13294
December 1993                                                              13388                              13458
                                                                           13850                              13909
                                                                           13706                              13533
                                                                           13193                              12945
                                                                           13337                              13113
                                                                           13569                              13327
                                                                           13252                              12997
                                                                           13812                              13428
                                                                           14224                              13974
                                                                           13960                              13637
                                                                           14171                              13950
                                                                           13527                              13438
December 1994                                                              13770                              13634
                                                                           13780                              13988
                                                                           14340                              14531
                                                                           14678                              14961
                                                                           15150                              15397
                                                                           15639                              16005
                                                                           15965                              16381
                                                                           16421                              16926
                                                                           16562                              16972
                                                                           17073                              17683
                                                                           16812                              17621
                                                                           17497                              18397
December 1995                                                              17790                              18737
                                                                           18214                              19381
                                                                           18258                              19568
                                                                           18573                              19755
                                                                           18853                              20046
                                                                           19305                              20563
                                                                           19327                              20647
                                                                           18628                              19728
                                                                           19034                              20147
                                                                           20139                              21279
                                                                           20691                              21862
                                                                           22259                              23521
December 1996                                                              21853                              23060
                                                                           23037                              24492
                                                                           23296                              24691
                                                                           22394                              23664
                                                                           23669                              25076
                                                                           25042                              26616
                                                                           26476                              27803
                                                                           28529                              30011
                                                                           26998                              28342
                                                                           28407                              29895
                                                                           27423                              28897
                                                                           28669                              30235
December 1997                                                              29027                              30755
                                                                           29355                              31096
                                                                           31360                              33338
                                                                           32939                              35045
                                                                           33393                              35399
                                                                           32540                              34790
                                                                           33819                              36203
                                                                           33664                              35819
                                                                           28781                              30639
                                                                           30564                              32603
                                                                           33264                              35254
                                                                           35098                              37390
December 1998                                                              36726                              39544
                                                                           37890                              41197
                                                                           37076                              39916
                                                                           38703                              41512
                                                                           40344                              43119
                                                                           39287                              42101
                                                                           41413                              44438
                                                                           40315                              43052
                                                                           40114                              42836
                                                                           38938                              41663
                                                                           41169                              44300
                                                                           41585                              45199
December 1999                                                              43657                              47866
                                                                           41679                              45463
                                                                           40917                              44604
                                                                           45274                              48966
                                                                           44016                              47492
                                                                           43289                              46519
                                                                           43943                              47663
                                                                           43161                              46919
                                                                           45677                              49833
                                                                           42950                              47202
                                                                           42808                              47004
                                                                           40150                              43300
December 2000                                                              40547                              43507

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return             Cumulative Total Return
                                                                               Since                              Since
            Periods Ending December 31, 2000              1 Year   5 Year    Inception             5 Year       Inception
S&P 500 Index*                                            -9.11%   18.35%     16.43%              132.20%        335.07%
Growth & Income Trust                                     -7.12%   17.91%     15.53%              127.91%        305.47%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Growth & Income Trust returned -7.12%, outperforming the -9.11% return of the S&P 500 Index.

ENVIRONMENT: Year 2000 was difficult for equity investors. The S&P 500 Index declined significantly, and the NASDAQ Composite Index had the worst year in its 29-year history. The consumer staples, healthcare, utility and energy sectors produced strong returns. However, telecommunications, technology, automobile, basic materials and media sectors were weak. In 2000, several factors led to a slowdown in economic growth and a decline in stock valuations. Reduced consumer and investment spending, higher energy prices, a number of weak earnings reports and an inventory cycle that sent most technology stocks crashing put the brakes on economic growth.

OUTLOOK: Some of the factors that led to downturns in the economy and in the stock market should reverse course. It is likely that short-term interest rates may decline, the euro may strengthen and oil prices may stabilize. The Trust's investment strategy continues to be reasonably defensive. The Trust is likely to focus on steady growing consumer staples companies that should benefit from a stronger euro. The Trust favors energy, natural gas distribution companies and healthcare companies. In the financial area, the Trust is focused on non-credit sensitive financials, which should benefit from lower interest rates. In the industrials sector, the Trust has emphasized manufacturers with the potential to produce strong earnings as the economy improves. The Trust is taking a conservative approach in the technology sector.

                           U.S. LARGE CAP VALUE TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital and income by
  & POLICIES:            investing primarily in equity and equity-related securities of companies with market capitalizations greater than $500 million.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      David I. Fisher, Eugene P. Stein, Michael R. Ericksen,
                         Theodore R. Samuels, Terry Berkemeier, Alan Wilson and Karen
                         A. Miller
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE GRAPH]

                                                                  RUSSELL 1000 VALUE INDEX           US LARGE CAP VALUE TRUST
                                                                  ------------------------           ------------------------
April 1999                                                                10000.00                           10000.00
May 1999                                                                   9890.00                            9744.00
Jun 1999                                                                  10177.00                           10168.00
Jul 1999                                                                   9879.00                           10040.00
Aug 1999                                                                   9512.00                            9808.00
Sep 1999                                                                   9179.00                            9416.00
Oct 1999                                                                   9708.00                            9743.00
Nov 1999                                                                   9632.00                            9807.00
Dec 1999                                                                   9679.00                           10272.00
Jan 2000                                                                   9363.00                            9799.00
Feb 2000                                                                   8668.00                            9696.00
Mar 2000                                                                   9725.00                           10655.00
Apr 2000                                                                   9612.00                           10605.00
May 2000                                                                   9713.00                           10589.00
Jun 2000                                                                   9269.00                           10565.00
Jul 2000                                                                   9385.00                           10509.00
Aug 2000                                                                   9907.00                           11042.00
Sep 2000                                                                   9998.00                           10712.00
Oct 2000                                                                  10244.00                           10687.00
Nov 2000                                                                   9864.00                            9978.00
Dec 2000                                                                  10358.00                           10558.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return            Cumulative Total Return
                                                                               Since                        Since
             Periods Ending December 31, 2000               1 Year           Inception                    Inception
Russell 1000 Value Index*                                    7.01%             2.13%                        3.58%
U.S. Large Cap Value Trust                                   2.78%             3.31%                        5.58%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the U.S. Large Cap Value Trust returned 2.78%, underperforming the 7.01% return of the Russell 1000 Value Index.

ENVIRONMENT: After a fairly strong start, stock prices began to tumble in late March. Technology stocks led the market's decline. After a brief rally in August, data indicated that economic growth was slowing. Rising energy prices, higher short-term interest rates, and a decline in consumer and business spending led to a number of negative earnings forecasts. In this environment, the Trust's overweighting to technology stocks detracted significantly from performance. An overweighting in food and other consumer companies and an underweighting in information technology stocks aided performance. The Trust's lack of large cap stocks also benefited performance because large cap stocks underperformed. During the year, the energy and oil services sectors continued to do well. Banking and financial services companies advanced on news of additional consolidation in the financial industry and on the growing view that short-term interest rates had peaked. During the year, companies in defensive businesses provided healthy returns. Companies that typically perform well in the early stages of an economic cycle also had a decent year.

OUTLOOK: There could be another downturn in the technology, media and telecommunications areas of the market. In addition, negative earnings forecasts in the first quarter of 2001 could be negative for stocks. On the positive side, the stocks of many companies in more traditional value sectors are recovering from several years of underperformance and are likely to benefit from lower interest rates in the first quarter of 2001.

                              EQUITY-INCOME TRUST

INVESTMENT OBJECTIVE &   To provide substantial dividend income and also long-term
  POLICIES:              capital appreciation by investing at least 65% of the
                         portfolio's total assets in common stocks of
                         well-established companies, paying above-average dividends.
                         The portfolio seeks equity securities that appear to be
                         temporarily undervalued by various measures and may be
                         temporarily out of favor but have good prospects for capital appreciation and dividend growth.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Brian C. Rogers
INCEPTION DATE:          February 19, 1993++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                    EQUITY INCOME TRUST              RUSSELL 1000 VALUE INDEX
                                                                    -------------------              ------------------------
                                                                           10000                              10000
February 1993                                                              10170                              10352
                                                                           10520                              10657
                                                                           10180                              10521
                                                                           10470                              10732
                                                                           10560                              10970
                                                                           10720                              11092
                                                                           10760                              11493
                                                                           10820                              11511
                                                                           10930                              11503
                                                                           10970                              11266
December 1993                                                              11310                              11480
                                                                           11530                              11914
                                                                           11710                              11507
                                                                           11380                              11079
                                                                           11399                              11291
                                                                           11490                              11421
                                                                           11329                              11148
                                                                           11490                              11495
                                                                           12003                              11825
                                                                           11933                              11432
                                                                           11721                              11591
                                                                           11188                              11123
December 1994                                                              11399                              11251
                                                                           11329                              11597
                                                                           12073                              12056
                                                                           12335                              12320
                                                                           12517                              12709
                                                                           12875                              13244
                                                                           13283                              13423
                                                                           13681                              13890
                                                                           13824                              14086
                                                                           13855                              14596
                                                                           13385                              14451
                                                                           13926                              15184
December 1995                                                              14100                              15565
                                                                           14437                              16051
                                                                           14723                              16172
                                                                           14896                              16447
                                                                           15255                              16510
                                                                           15573                              16716
                                                                           15233                              16730
                                                                           14695                              16097
                                                                           15145                              16558
                                                                           15902                              17217
                                                                           16066                              17883
                                                                           17020                              19179
December 1996                                                              18900                              18934
                                                                           17382                              19852
                                                                           17832                              20144
                                                                           17437                              19419
                                                                           17902                              20234
                                                                           18766                              21366
                                                                           19491                              22282
                                                                           20648                              23958
                                                                           20078                              23105
                                                                           21055                              24500
                                                                           20496                              23817
                                                                           21284                              24870
December 1997                                                              21920                              25596
                                                                           21767                              25235
                                                                           22835                              26933
                                                                           23916                              28581
                                                                           23777                              28773
                                                                           23387                              28347
                                                                           23320                              28710
                                                                           22646                              28205
                                                                           20411                              24008
                                                                           21529                              25386
                                                                           22848                              27353
                                                                           23777                              28628
December 1998                                                              23939                              29601
                                                                           23319                              29838
                                                                           23130                              29417
                                                                           23764                              30026
                                                                           26395                              32831
                                                                           26175                              32470
                                                                           26901                              33411
                                                                           26306                              32432
                                                                           25493                              31229
                                                                           24578                              30136
                                                                           25377                              31872
                                                                           24971                              31623
December 1999                                                              24753                              31770
                                                                           23518                              30734
                                                                           21601                              28451
                                                                           24012                              31922
                                                                           24214                              31551
                                                                           25344                              31883
                                                                           24031                              30426
                                                                           24329                              30806
                                                                           25526                              32519
                                                                           25677                              32818
                                                                           26956                              33625
                                                                           26673                              32378
December 2000                                                              27968                              33998

                              PERFORMANCE TABLE**

                                                    Average Annual Total Return                    Cumulative Total Return
                                            -------------------------------------------
                                                                Since        Since++                               Since
    Periods Ending December 31, 2000        1 Year   5 Year   Inception    Oct. 1, 1996             5 Year       Inception
Russell 1000 Value Index*                    7.01%   16.91%     16.72%        17.36%               118.42%        239.98%
Equity-Income Trust                         12.99%   14.68%     13.96%        14.15%                98.36%        179.68%

 ++ Current subadviser assignment became effective October 1, 1996.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Equity-Income Trust returned 12.99%, outperforming the 7.01% return of the Russell 1000 Value Index.

ENVIRONMENT: In a challenging investment environment, the Trust had an outstanding year, as value stocks returned to favor. During the year several healthcare and financial stocks contributed to performance. However, several stocks in the technology sector detracted from performance. Some of the Trust's better performing positions more than offset the negative effects of technology stocks. During the year, the Trust reduced or eliminated positions that had generated good returns because the Trust's strategy focuses on reducing positions that have become overvalued because of price appreciation.

OUTLOOK: Following the market correction of 2000, stock valuations have become more reasonable. Much of the speculative excess has been eliminated from the market. While further market turbulence is likely, there are many good investment opportunities that offer above-average dividend yields and reasonable prospects for capital appreciation over the intermediate term.

                              INCOME & VALUE TRUST

INVESTMENT OBJECTIVE &   Seeks both the conservation of principal and long-term
  POLICIES:              growth of capital and income by investing in both equity and fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      David I. Fisher, John W. Ressner, Eugene P. Stein, Michael
                         R. Ericksen, James R. Mulally, Theodore R. Samuels, James S.
                         Baker, Terry Berkemeier, Alan Wilson and Karen A. Miller
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [MODERATE ASSET ALLOCATION TRUST PERFORMANCE GRAPH]

                                                                                            SALOMON BROTHERS
                                 INCOME & VALUE       WILSHIRE 5000                         BROAD INVESTMENT
                                      TRUST               INDEX           S&P 500 INDEX     GRADE BOND INDEX     COMBINED INDEX
                                 --------------       -------------       -------------     ----------------     --------------
Dec. 1990                             10000               10000               10000               10000               10000
                                      10334               10486               10442               10121               10261
                                      10797               11302               11190               10188               10737
                                      10937               11647               11456               10263               10855
                                      11050               11684               11488               10387               10958
                                      11220               12152               11980               10447               11147
                                      10971               11609               11432               10448               10925
                                      11265               12155               11967               10594               11234
                                      11559               12490               12249               10816               11434
                                      11559               12347               12048               11042               11567
                                      11751               12574               12209               11155               11739
                                      11514               12093               11716               11260               11597
Dec. 1991                             12124               13421               13055               11597               12223
                                      11988               13394               12812               11448               12159
                                      12113               13579               12976               11523               12228
                                      11932               13243               12722               11461               12038
                                      12164               13420               13092               11549               12141
                                      12329               13502               13163               11760               12356
                                      12353               13226               12972               11927               12299
                                      12789               13762               13495               12163               12552
                                      12718               13472               13222               12298               12611
                                      12871               13632               13374               12442               12709
                                      12800               13797               13422               12280               12613
                                      13013               14370               13875               12285               12810
Dec. 1992                             13131               14625               14056               12477               12985
                                      13285               14805               14159               12729               13164
                                      13473               14866               14350               12945               13334
                                      13638               15248               14659               12996               13605
                                      13554               14827               14299               13098               13661
                                      13702               15291               14686               13106               13853
                                      13875               15363               14734               13355               13976
                                      13900               15362               14665               13431               14071
                                      14268               15954               15223               13661               14436
                                      14255               15986               15111               13707               14437
                                      14402               16253               15418               13750               14606
                                      14291               15990               15273               13634               14362
Dec. 1993                             14451               16278               15460               13711               14596
                                      14820               16791               15978               13896               14976
                                      14513               16414               15547               13665               14753
                                      14046               15671               14871               13326               14296
                                      14088               15821               15064               13226               14346
                                      14194               15976               15310               13225               14384
                                      13982               15550               14931               13197               14278
                                      14337               16012               15426               13448               14556
                                      14548               16719               16053               13463               14820
                                      14272               16395               15667               13269               14599
                                      14417               16662               16025               13256               14729
                                      14114               16052               15437               13220               14467
Dec. 1994                             14220               16269               15663               13320               14598
                                      14273               16621               16070               13596               14784
                                      14563               17282               16693               13914               15155
                                      14852               17738               17187               13995               15440
                                      15166               18178               17688               14187               15747
                                      15568               18794               18386               14750               16191
                                      15775               19394               18818               14853               16395
                                      16108               20191               19445               14823               16726
                                      16204               20387               19498               14994               16811
                                      16481               21164               20314               15135               17141
                                      16453               20952               20243               15338               17148
                                      16842               21840               21134               15577               17556
Dec. 1995                             17160               22199               21525               15792               17851
                                      17436               22794               22265               15899               18092
                                      17408               23192               22479               15629               18086
                                      17422               23445               22695               15517               18141
                                      17480               24024               23029               15402               18309
                                      17600               24680               23623               15392               18441
                                      17706               24478               23720               15591               18515
                                      17419               23156               22664               15633               18173
                                      17571               23897               23145               15611               18380
                                      18115               25168               24445               15883               18916
                                      18418               25521               25115               16240               19172
                                      19037               27213               27021               16508               19829
Dec. 1996                             18871               26905               26492               16363               19679
                                      19173               28345               28137               16427               19997
                                      19219               28330               28365               16445               20079
                                      18827               27078               27185               16279               19698
                                      19301               28259               28808               16511               20135
                                      20062               30262               30577               16667               20850
                                      20620               31651               31940               16865               21407
                                      21531               34085               34476               17322               22261
                                      20907               32804               32559               17173               21755
                                      21768               34739               34344               17426               22463
                                      21380               33582               33197               17676               22195
                                      21718               34681               34734               17760               22475
Dec. 1997                             21870               35322               35331               17941               22747
                                      22141               35513               35723               18172               23047
                                      23087               38098               38299               18159               23750
                                      23796               40003               40260               18230               24270
                                      24003               40479               40666               18325               24452
                                      23813               39402               39967               18501               24345
                                      24189               40785               41590               18653               24744
                                      24095               39892               41149               18692               24637
                                      21811               33681               35199               18978               23164
                                      22642               35880               37455               19426               23820
                                      23359               38550               40500               19338               24565
                                      24285               40979               42954               19445               25354
Dec. 1998                             25171               43601               45428               19505               26018
                                      25699               45206               47327               19649               26432
                                      25060               43569               45855               19305               25866
                                      25794               45251               47690               19415               26389
                                      26279               47419               49535               19480               26988
                                      25982               46380               48366               19300               26507
                                      26785               48783               51051               19235               27353
                                      26469               47217               49458               19158               26798
                                      26109               46778               49210               19144               26709
                                      25558               45557               47862               19374               26397
                                      26192               48454               50892               19432               27431
                                      26404               50077               51925               19430               27766
Dec. 1999                             27315               53878               54983               19341               28696
                                      26446               51642               52223               19287               27798
                                      26404               52799               51236               19512               27612
                                      28138               55935               56247               19766               29376
                                      27849               53021               54554               19707               28812
                                      27849               51171               53436               19689               28446
                                      27985               53427               54750               20100               29103
                                      27985               52337               53896               20283               28937
                                      29124               56137               57243               20573               30182
                                      28635               53515               54221               20713               29306
                                      28609               52381               53993               20846               29306
                                      27333               47169               49738               21184               28111
Dec. 2000                             28651               47991               49981               21584               28476

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return              Cumulative Total Return
                                                                                    Since++
         Periods Ending December 31, 2000            1 Year    5 Year   10 Year   May 1, 1999        5 Year         10 Year
S&P 500 Index+*                                       -9.11%   18.35%    17.46%      0.54%           132.20%        399.81%
Salomon Brothers Broad Investment Grade Bond
  Index++                                             11.59%    6.45%     8.00%      6.35%            36.67%        115.84%
Wilshire 5000 Index                                  -10.89%   16.68%    16.98%      0.74%           116.26%        379.91%
Combined Index+++++++                                 -0.78%    9.79%    11.03%      3.27%            59.52%        184.76%
Income & Value Trust                                   4.94%   10.83%    11.12%      4.65%            67.25%        186.95%

  + The S&P 500 Index was added to more accurately reflect the investment objective of the Income & Value Trust.
 ++ The Salomon Brothers Broad Investment Grade Bond Index was added to more accurately reflect the investment objective of the Income & Value Trust.
+++ The Combined Index was added to more accurately reflect the investment objective of the Income & Value Trust.
  ++ Current subadviser assignment became effective May 1, 1999.
 ++++ The Combined Index represents 32.5% of the return of the Wilshire 5000
      Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the U.S. 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 through December 31, 2000.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Income & Value Trust returned 4.94%, outperforming the -0.78% return of the Combined Index.

ENVIRONMENT: During the year, an overweight allocation to equities held back performance. In the fixed income portion of the Trust, returns within each respective sector were good, although the Trust's overall sector allocation was detrimental to performance. The Trust's overweighted position in corporate securities and underweighted position in Treasury securities held back returns. The Trust's duration, which was kept close to neutral and its increased exposure to the intermediate part of the yield curve, were helpful to performance. Stocks stumbled while bonds rallied, as an economic slowdown caused earnings to fall short of expectations.

OUTLOOK: The Trust continues to shift assets away from fixed income securities and into U.S. equity securities. Stock prices and interest rates have declined significantly, bringing equity valuations to reasonable levels. There are attractive opportunities in the equity market. Bonds, on the other hand, have rallied and real yields have declined from near the top of their traditional ranges to near the bottom. It is likely that a major economic slowdown has already been priced into the bond market.

                                      xxxii

                                 BALANCED TRUST

INVESTMENT OBJECTIVE &   To achieve current income and capital appreciation by
  POLICIES:              investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate
                         fixed income securities.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGER:       Curtis J. Anderson
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [BALANCED TRUST PERFORMANCE LINE GRAPH]

                                                                                       LEHMAN BROTHERS IT
                                                                                       GOVERNMENT/CREDIT
                                           BALANCED TRUST         S&P 500 INDEX            BOND INDEX           COMBINED INDEX
                                           --------------         -------------        ------------------       --------------
December 1996                                  10000                  10000                  10000                  10000
                                               10374                  10625                  10039                  10326
                                               10362                  10708                  10058                  10381
March 1997                                     10196                  10268                   9989                  10108
                                               10515                  10881                  10107                  10486
                                               10901                  11543                  10190                  10858
June 1997                                      11239                  12081                  10283                  11165
                                               11570                  13021                  10492                  11759
                                               11208                  12291                  10439                  11382
September 1997                                 11655                  12965                  10561                  11778
                                               11563                  12532                  10678                  11666
                                               11704                  13112                  10701                  11962
December 1997                                  11852                  13338                  10787                  12125
                                               12170                  13486                  10928                  12270
                                               12532                  14459                  10919                  12709
March 1998                                     12777                  15199                  10954                  13055
                                               12891                  15352                  11009                  13155
                                               12821                  15088                  11090                  13105
June 1998                                      12982                  15701                  11160                  13427
                                               12710                  15534                  11200                  13369
                                               12019                  13288                  11375                  12512
September 1998                                 12654                  14139                  11661                  13059
                                               13066                  15289                  11649                  13555
                                               13345                  16216                  11648                  14005
December 1998                                  13458                  17150                  11695                  14430
                                               13298                  17867                  11759                  14783
                                               12972                  17311                  11586                  14424
March 1999                                     13159                  18004                  11673                  14753
                                               13427                  18700                  11709                  15063
                                               13383                  18259                  11619                  14819
June 1999                                      13598                  19272                  11627                  15206
                                               13331                  18671                  11617                  14936
                                               13360                  18578                  11626                  14896
September 1999                                 13093                  18069                  11734                  14778
                                               13293                  19213                  11765                  15273
                                               13137                  19603                  11779                  15428
December 1999                                  13235                  20757                  11740                  15846
                                               12842                  19715                  11696                  15345
                                               13392                  19342                  11792                  15221
March 2000                                     14053                  21234                  11915                  16178
                                               13142                  20595                  11888                  15871
                                               12707                  20173                  11907                  15685
June 2000                                      13352                  20669                  12116                  16027
                                               13236                  20347                  12208                  15926
                                               14206                  21610                  12352                  16595
September 2000                                 13515                  20469                  12465                  16130
                                               13111                  20383                  12522                  16119
                                               11923                  18777                  12692                  15444
December 2000                                  12000                  18867                  12926                  15557

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
              Periods Ending December 31, 2000               1 Year           Inception                    Inception
S&P 500 Index*                                               -9.11%             17.20%                      88.67%
Lehman Brothers IT Government/Credit Bond Index+             10.10%              6.63%                      29.26%
Combined Index++#                                            -1.79%             11.68%                      55.57%
Balanced Trust                                               -9.33%              4.66%                      20.00%

 + The Lehman Brothers Intermediate Term Government/Credit was added to more accurately reflect the investment objective of the Balanced Trust.
++ The Combined Index was added to more accurately reflect the investment objective of the Balanced Trust.
 # The Combined Index represents 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index through December 31, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Intermediate Term Government/Credit Bond Index from January 1, 2000 and thereafter.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Balanced Trust returned -9.33%, underperforming the -1.79% return of the Combined Index.

ENVIRONMENT: Year 2000 got off to a promising start, but by mid March signs of slower economic growth led to investor uncertainty. A number of disappointing earnings announcements in the third quarter and earnings forecasts in the fourth quarter led to profit-taking in a variety of market sectors. As a result, the stock market declined. Growth investments were particularly hard hit in comparison to value investments. The Trust's underperformance can be attributed to its continued emphasis on growth equities, particularly in the technology and communications areas of the market. These sectors fared poorly in the market downturn. The fixed income portion of the Trust performed better. Bonds had their best year since 1995; however, the Trust did not fully capitalize on this trend and maintained lower weighting in fixed income securities. While the Trust's significant equity weighting hampered progress in the short-term, it may be beneficial going forward, as stocks have, historically, outperformed bonds over the long term.

OUTLOOK: Although market volatility may continue, there are encouraging signs that the Federal Reserve Board will lower interest rates in 2001. This could lead to a more favorable environment for growth stocks. Therefore, the Trust will remain aggressively invested in equities.

                                      xxxiii

                                HIGH YIELD TRUST

INVESTMENT OBJECTIVE &   To realize an above average total return over a market cycle
  POLICIES:              of 3 to 5 years, consistent with reasonable risk by
                         investing the portfolio's assets primarily in high yield
                         debt securities, including corporate bonds and other fixed income securities. The portfolio's average weighted maturity for the securities that it purchases will be greater than 5 years. The portfolio may invest to a limited extent in
                         foreign fixed income securities, including emerging markets securities.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGER:       Robert Angevine, Stephen F. Esser and Gordon Loery
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [HIGH YIELD TRUST PERFORMANCE LINE GRAPH]

                                                                             CSFB GLOBAL HIGH YIELD       SALOMON BROTHERS HIGH
                                                    HIGH YIELD TRUST               BOND INDEX              YIELD MARKET INDEX
                                                    ----------------         ----------------------       ---------------------
December 1996                                           10000.00                    10000.00                    10000.00
                                                        10058.00                    10073.00                    10075.00
                                                        10144.00                    10262.00                    10246.00
March 1997                                               9904.00                    10147.00                    10141.00
                                                        10144.00                    10240.00                    10213.00
                                                        10392.00                    10446.00                    10419.00
June 1997                                               10576.00                    10588.00                    10595.00
                                                        10944.00                    10812.00                    10856.00
                                                        10912.00                    10870.00                    10888.00
September 1997                                          11136.00                    11086.00                    11056.00
                                                        11032.00                    11085.00                    11144.00
                                                        11138.00                    11163.00                    11201.00
December 1997                                           11268.00                    11265.00                    11319.00
                                                        11443.00                    11456.00                    11575.00
                                                        11575.00                    11546.00                    11653.00
March 1998                                              11725.00                    11604.00                    11779.00
                                                        11780.00                    11691.00                    11843.00
                                                        11722.00                    11726.00                    11875.00
June 1998                                               11747.00                    11750.00                    11901.00
                                                        11864.00                    11832.00                    11997.00
                                                        10922.00                    11029.00                    11192.00
September 1998                                          10981.00                    11028.00                    11331.00
                                                        10831.00                    10808.00                    11175.00
                                                        11589.00                    11356.00                    11735.00
December 1998                                           11581.00                    11330.00                    11727.00
                                                        11698.00                    11437.00                    11903.00
                                                        11654.00                    11413.00                    11803.00
March 1999                                              11869.00                    11517.00                    11903.00
                                                        12326.00                    11771.00                    12152.00
                                                        12012.00                    11644.00                    11961.00
June 1999                                               12056.00                    11650.00                    11935.00
                                                        12083.00                    11656.00                    11961.00
                                                        11993.00                    11552.00                    11819.00
September 1999                                          12047.00                    11463.00                    11729.00
                                                        12074.00                    11407.00                    11649.00
                                                        12370.00                    11562.00                    11832.00
December 1999                                           12508.00                    11702.00                    11930.00
                                                        12449.00                    11655.00                    11831.00
                                                        12556.00                    11727.00                    11859.00
March 2000                                              12411.00                    11551.00                    11619.00
                                                        12373.00                    11534.00                    11665.00
                                                        12080.00                    11350.00                    11503.00
June 2000                                               12343.00                    11604.00                    11762.00
                                                        12266.00                    11713.00                    11890.00
                                                        12393.00                    11791.00                    11978.00
September 2000                                          12119.00                    11683.00                    11850.00
                                                        11641.00                    11320.00                    11499.00
                                                        10967.00                    10874.00                    11029.00
December 2000                                           11387.00                    11092.00                    11253.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2000                             1 Year            Inception                    Inception
CSFB Global High Yield Bond Index*+                          -5.21%              2.63%                       10.92%
Salomon Brothers High Yield Market Index                     -5.68%              2.99%                       12.53%
High Yield Trust                                             -8.97%              3.30%                       13.87%

 + The CSFB Global High Yield Bond Index was added to more accurately reflect the investment objective of the High Yield Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the High Yield Trust returned -8.97%, underperforming the -5.21% return of the CSFB Global High Yield Bond Index.

ENVIRONMENT: During the year, high yield bonds produced negative returns. Several factors contributed to their poor performance. A steep decline in the NASDAQ Composite Index, disappointing earnings announcements, concerns about funding requirements in the telecommunications industry, declining credit quality among high yield issuers and fears of a U.S. recession created an unfavorable environment for high yield securities. At year-end, yields on high yield bonds were 9.59% higher than the yields on Treasury securities. The Trust's overweighting in the telecommunications sector contributed to its underperformance. An underweighting in the energy sector also detracted from performance. On the positive side, the Trust's higher credit quality benefited performance during a period in which BB-rated securities performed better than lower rated bonds. The Trust's overweighting in the gaming sector and favorable security selection in the healthcare and real estate areas also contributed to performance.

OUTLOOK: With yields around 15%, the high yield market offers compelling value relative to underlying fundamental risks. The telecommunications sector is attractive and the Trust has maintained an overweighting in this area. The Trust also remains overweighted in the gaming, healthcare and cable sectors. The Trust is underweighted in energy and other cyclical areas. The Trust is focused on large cap companies, and it maintains a credit quality that is above the credit quality of its benchmark.

                                      xxxiv

                              STRATEGIC BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of total return consistent with
  POLICIES:              preservation of capital by investing the portfolio's assets among five segments of the fixed income market: (i) United
                         States Government obligations, (ii) investment-grade
                         domestic corporate fixed income securities, (iii) high
                         yield, high risk corporate fixed income securities (commonly called "junk" bonds), (iv) mortgage-backed securities, and
                         (v) investment-grade and high yield international fixed
                         income securities. SaBAM will determine the amount of assets to be allocated to each type of security based on its
                         assessment of the maximum level of total return that can be achieved from investment in these securities without
                         incurring undue risks to principal value. In pursuing its
                         objective, the portfolio may invest without limitation in
                         high yield, high risk securities.
SUBADVISER:              Salomon Brothers Asset Management Inc
PORTFOLIO MANAGERS:      Peter J. Wilby, David J. Scott and Roger Lavan
INCEPTION DATE:          February 19, 1993

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [STRATEGIC BOND TRUST PERFORMANCE LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                    STRATEGIC BOND TRUST                      INDEX
                                                                    --------------------          ------------------------------
February 1993                                                             10000.00                           10000.00
                                                                          10050.00                           10042.00
                                                                          10080.00                           10112.00
                                                                          10150.00                           10125.00
                                                                          10400.00                           10309.00
                                                                          10460.00                           10367.00
                                                                          10550.00                           10549.00
                                                                          10560.00                           10577.00
                                                                          10760.00                           10617.00
                                                                          10760.00                           10526.00
December 1993                                                             10880.00                           10583.00
                                                                          11050.00                           10726.00
                                                                          10820.00                           10539.00
                                                                          10440.00                           10279.00
                                                                          10372.00                           10197.00
                                                                          10393.00                           10196.00
                                                                          10383.00                           10173.00
                                                                          10403.00                           10376.00
                                                                          10414.00                           10388.00
                                                                          10445.00                           10236.00
                                                                          10424.00                           10226.00
                                                                          10383.00                           10204.00
December 1994                                                             10228.00                           10274.00
                                                                          10207.00                           10478.00
                                                                          10290.00                           10727.00
                                                                          10300.00                           10792.00
                                                                          10710.00                           10944.00
                                                                          11154.00                           11387.00
                                                                          11284.00                           11450.00
                                                                          11360.00                           11425.00
                                                                          11436.00                           11563.00
                                                                          11620.00                           11675.00
                                                                          11706.00                           11827.00
                                                                          11912.00                           12004.00
December 1995                                                             12194.00                           12173.00
                                                                          12651.00                           12265.00
                                                                          12464.00                           12042.00
                                                                          12475.00                           11958.00
                                                                          12640.00                           11891.00
                                                                          12745.00                           11887.00
                                                                          12886.00                           12028.00
                                                                          12979.00                           12059.00
                                                                          13155.00                           12038.00
                                                                          13576.00                           12247.00
                                                                          13893.00                           12519.00
                                                                          13939.00                           12733.00
December 1996                                                             13986.00                           12615.00
                                                                          14126.00                           12654.00
                                                                          14302.00                           12686.00
                                                                          14056.00                           12545.00
                                                                          14205.00                           12733.00
                                                                          14531.00                           12854.00
                                                                          14731.00                           13007.00
                                                                          15120.00                           13358.00
                                                                          15082.00                           13245.00
                                                                          15371.00                           13441.00
                                                                          15170.00                           13635.00
                                                                          15346.00                           13698.00
December 1997                                                             15521.00                           13837.00
                                                                          15684.00                           14014.00
                                                                          15797.00                           14003.00
                                                                          15910.00                           14051.00
                                                                          15952.00                           14124.00
                                                                          15952.00                           14258.00
                                                                          15926.00                           14379.00
                                                                          15979.00                           14409.00
                                                                          14946.00                           14644.00
                                                                          15402.00                           14987.00
                                                                          15362.00                           14907.00
                                                                          15738.00                           14992.00
December 1998                                                             15724.00                           15037.00
                                                                          15710.00                           15144.00
                                                                          15589.00                           14879.00
                                                                          15816.00                           14961.00
                                                                          16057.00                           15008.00
                                                                          15768.00                           14876.00
                                                                          15782.00                           14829.00
                                                                          15739.00                           14766.00
                                                                          15595.00                           14759.00
                                                                          15754.00                           14930.00
                                                                          15796.00                           14986.00
                                                                          15926.00                           14984.00
December 1999                                                             16074.00                           15170.00
                                                                          16002.00                           15120.00
                                                                          16218.00                           15303.00
                                                                          16377.00                           15505.00
                                                                          16218.00                           15460.00
                                                                          16075.00                           15452.00
                                                                          16422.00                           15774.00
                                                                          16596.00                           15917.00
                                                                          16802.00                           16148.00
                                                                          16755.00                           16250.00
                                                                          16676.00                           16357.00
                                                                          16881.00                           16625.00
December 2000                                                             17245.00                           16934.00

                              PERFORMANCE TABLE**

                                                             Average-Annual-Total-Return            Cumulative Total Return
                                                                                 Since                             Since
              Periods Ending December 31, 2000               1 Year   5 Year   Inception            5 Year       Inception
Lehman Brothers Aggregate Bond Index*                        11.63%   6.46%      6.88%              36.73%         69.34%
Strategic Bond Trust                                          7.28%   7.18%      7.93%              41.42%         72.45%

 * All since inception returns for the indices being on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Strategic Bond Trust returned 7.28%, underperforming the 11.63% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: During the first half of the year, concerns about economic growth and the possibility of accelerating inflation prompted the Federal Reserve Board to continue raising interest rates. Around mid-year, however, the U.S. economy began to slow. Stock prices declined, particularly among leading-edge technology companies. In this environment, U.S. Treasury securities generated the strongest returns for the year. Investment grade bonds and emerging market bonds also performed well. High yield bonds were the worst performers for the year. Lower corporate earnings, falling stock prices, a rise in defaults and high debt levels affected high yield bonds. An overweight position in high yield versus the Index detracted from performance. Throughout 2000, the Trust shifted assets away from high yield bonds and into investment grade bonds, as high yield contributed to underperformance. This strategy benefited performance. The Trust's allocation to emerging market debt was the biggest contributor to performance because emerging market bonds significantly outperformed other sectors of the fixed income market.

OUTLOOK: The slowdown in U.S. economic growth is likely to extend into the first half of 2001. Nevertheless, there is reason for optimism. It is likely that the fundamentals of the economy will strengthen and that the underlying pattern of productivity-driven growth will lead to an economic expansion by the end of 2001. As emerging markets may be facing a difficult year, economies in developed markets continue to slow. Nevertheless, most emerging market countries are now better equipped to cope with difficulties than they have been in the past.

                               GLOBAL BOND TRUST

INVESTMENT OBJECTIVE     To achieve maximum total return consistent with preservation
  & POLICIES:            of capital and prudent investment management by investing
                         primarily in fixed income securities denominated in major
                         foreign currencies, baskets of foreign currencies (such as the euro) and the U.S. dollar.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       Lee R. Thomas III
INCEPTION DATE:          March 18, 1988#

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [GLOBAL BOND TRUST PERFORMANCE LINE GRAPH]

                                                                                                  JP MORGAN GLOBAL UNHEDGED BOND
                                                                     GLOBAL BOND TRUST                        INDEX
                                                                     -----------------            ------------------------------
December 1990                                                              10000                              10000
                                                                           10250                              10227
                                                                           10302                              10237
                                                                            9949                               9918
                                                                           10039                              10038
                                                                           10085                              10047
                                                                            9914                               9912
                                                                           10139                              10121
                                                                           10391                              10332
                                                                           10796                              10709
                                                                           10904                              10815
                                                                           10994                              10991
December 1991                                                              11588                              11546
                                                                           11354                              11320
                                                                           11354                              11287
                                                                           11246                              11183
                                                                           11281                              11276
                                                                           11586                              11596
                                                                           11861                              11913
                                                                           12089                              12175
                                                                           12279                              12499
                                                                           12070                              12487
                                                                           11918                              12174
                                                                           11662                              11959
December 1992                                                              11852                              12071
                                                                           12128                              12276
                                                                           12451                              12474
                                                                           12574                              12666
                                                                           12817                              12897
                                                                           12938                              12978
                                                                           13020                              12988
                                                                           13272                              12994
                                                                           13911                              13378
                                                                           13819                              13520
                                                                           13981                              13513
                                                                           13737                              13415
December 1993                                                              14101                              13551
                                                                           14416                              13679
                                                                           13900                              13528
                                                                           13576                              13466
                                                                           13473                              13455
                                                                           13110                              13344
                                                                           13110                              13502
                                                                           13291                              13629
                                                                           13196                              13594
                                                                           13227                              13661
                                                                           13632                              13865
                                                                           13280                              13691
December 1994                                                              13291                              13722
                                                                           13397                              13999
                                                                           13707                              14361
                                                                           14059                              15092
                                                                           14405                              15332
                                                                           14787                              15759
                                                                           14787                              15857
                                                                           15057                              15932
                                                                           15125                              15489
                                                                           15384                              15837
                                                                           15608                              15992
                                                                           15991                              16171
December 1995                                                              16373                              16372
                                                                           16417                              16203
                                                                           16271                              16109
                                                                           16294                              16085
                                                                           16452                              16026
                                                                           16588                              16042
                                                                           16811                              16181
                                                                           16972                              16479
                                                                           17206                              16548
                                                                           17590                              16639
                                                                           18109                              16969
                                                                           18554                              17211
December 1996                                                              18504                              17091
                                                                           18060                              16664
                                                                           18047                              16549
                                                                           17899                              16423
                                                                           18021                              16331
                                                                           18171                              16716
                                                                           18454                              16907
                                                                           18508                              16844
                                                                           18360                              16824
                                                                           18820                              17198
                                                                           18807                              17562
                                                                           18849                              17351
December 1997                                                              19052                              17332
                                                                           19309                              17506
                                                                           19390                              17635
                                                                           19431                              17503
                                                                           19546                              17772
                                                                           19561                              17849
                                                                           19294                              17899
                                                                           19294                              17947
                                                                           18994                              18443
                                                                           19980                              19405
                                                                           20234                              19840
                                                                           20026                              19616
December 1998                                                              20504                              19984
                                                                           20326                              19821
                                                                           19653                              19159
                                                                           19519                              19207
                                                                           19681                              19201
                                                                           19219                              18863
                                                                           18806                              18548
                                                                           19169                              18956
                                                                           19201                              19005
                                                                           19416                              19279
                                                                           19449                              19256
                                                                           19136                              19027
December 1999                                                              19136                              18971
                                                                           18608                              18598
                                                                           18575                              17673
                                                                           19020                              18188
                                                                           18434                              17635
                                                                           18468                              17763
                                                                           19012                              18195
                                                                           18758                              17909
                                                                           18655                              17780
                                                                           18621                              17745
                                                                           18349                              17552
                                                                           18656                              17915
December 2000                                                              19448                              18561

                              PERFORMANCE TABLE**

                                                         Average Annual Total Return                     Cumulative Total Return
                                                                                  Since++
Periods Ending December 31, 2000                1 Year    5 Year    10 Year     May 1, 1999               5 Year         10 Year
JP Morgan Global Unhedged Bond Index*           -2.17%     2.54%     6.38%          6.68%                 13.37%         85.61%
Global Bond Trust                                1.68%     3.51%     6.88%         -0.73%                 18.81%         94.48%

 # Current subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Global Bond Trust returned 1.68%, outperforming the -2.17% return of the JP Morgan Global Unhedged Bond Index.

ENVIRONMENT: Global bond markets rallied over the year, amid signs of slower world growth. During the year, the Trust extended duration, a measure of price sensitivity to changes in interest rates. The Trust's longer duration enhanced performance, as global growth slowed and yields rallied. In the United States, slower economic growth and reduced supply aided U.S. Treasury securities. The Trust benefited from its overweighted position in the United States, because U.S. Treasuries were the best performing bonds during the year. The Trust's underweighting in Canada also helped performance, because Canadian interest rates declined less than interest rates in the United States. European bonds in the Trust rallied, but underperformed U.S. bonds. The Trust's overweighted position in Europe had a positive impact on performance, as European yields declined based on the view that inflation would remain stable and interest rates had peaked. The Trust's underweighted position in the United Kingdom was also helpful, because U.K. bonds underperformed the Trust's other European holdings. Despite a strong recovery against the U.S. dollar at the end of the year, the Trust's overweighted position in the euro detracted from performance. Political uncertainty, concerns over new supply and record debt weighed heavily on the Japanese market. As a result, it was the worst performing bond market during the year. The Trust's underweighting in Japan was beneficial to performance.

OUTLOOK: The pace of global growth will decelerate sharply, led by the U.S. economy. Global inflation will also decline as slower worldwide growth reduces price pressure, particularly in commodities. The U.S. slowdown will be hardest, as investment and consumer spending slow substantially. The trust will underweight Canada due to unattractive yields and risks that new spending measures will turn the fiscal surplus into a deficit. In the U.S., the Trust focuses on U.S. mortgages, where credit risk is minimal and attractive yield premiums provide a cushion against adverse price performance. The European landing will be softer, cushioned by 2001 tax cuts. The Trust will overweight core Europe and underweight the U.K. Prospects for economic recovery in Japan will be hampered by low consumer confidence, banking system weakness and an expected reduction in investment spending. Credit fundamentals will deteriorate as Japan remains the most heavily indebted developed nation, with debt as a percentage of GDP over 120 percent. For this reason, we will continue to underweight Japan.

                                      xxxvi

                               TOTAL RETURN TRUST

INVESTMENT OBJECTIVE &   To achieve maximum total return, consistent with
  POLICIES:              preservation of capital and prudent investment management by investing at least 65% of the portfolio's total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                         vary within a 3 to 6 year time frame based on PIMCO's
                         forecast for interest rates.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       William H. Gross
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [TOTAL RETURN TRUST PERFORMANCE LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                     TOTAL RETURN TRUST                       INDEX
                                                                     ------------------           ------------------------------
May 1999                                                                    9928                               9912
Jun. 1999                                                                   9896                               9880
Jul. 1999                                                                   9840                               9839
Aug. 1999                                                                   9824                               9834
Sep. 1999                                                                   9928                               9948
Oct. 1999                                                                   9936                               9985
Nov. 1999                                                                   9968                               9984
Dec. 1999                                                                   9896                               9936
Jan. 2000                                                                   9776                               9903
Feb. 2000                                                                   9849                              10023
Mar. 2000                                                                  10049                              10155
Apr. 2000                                                                  10032                              10126
May 2000                                                                   10024                              10121
Jun. 2000                                                                  10213                              10331
Jul. 2000                                                                  10303                              10425
Aug. 2000                                                                  10467                              10577
Sep. 2000                                                                  10475                              10643
Oct. 2000                                                                  10565                              10713
Nov. 2000                                                                  10778                              10889
Dec. 2000                                                                  10975                              11091

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
              Periods Ending December 31, 2000                1 Year            Inception                    Inception
Lehman Brothers Aggregate Bond Index*                         11.63%              6.41%                       10.91%
Total Return Trust                                            10.49%              5.51%                        9.34%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Total Return Trust returned 10.91%, underperforming the 11.63% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Returns on U.S. Treasury bonds outpaced returns on equities during 2000. Slower economic growth and a conviction that the Federal Reserve Board would cut interest rates produced a downward shift in yields. For the year, yields plunged as much as 1.37%, with the sharpest declines in intermediate-term and longer-term securities. The performance of Treasury securities outpaced the performance of most fixed income sectors over the year. Investment-grade corporate bonds underperformed the broader debt market. These bonds were affected by an increasing default rate and growing concern that corporate profits and cash flow would erode further as economic growth slows. Mortgage securities fared better than corporate bonds, producing Treasury-like returns on a duration-adjusted basis. The high yield sector of the market, which had its most difficult period since 1990, generated negative returns. As a result, the Trust's limited exposure to high yield credits modestly detracted from performance. In the second half of the year, the Trust extended duration, a measure of price sensitivity to changes in interest rates. The Trust's longer duration enhanced performance as interest rates declined. The Trust's investments in the international sector were a slight negative for performance. Its underweighting in the corporate sector and overweighting in mortgage-backed securities contributed to relative performance.

OUTLOOK: In the U.S., this virtuous circle is now reversing itself. Reduced earnings growth and concern about high levels of corporate debt produced a dramatic repricing of risk in stock, corporate bond and bank loan markets in 2000. Heightened risk aversion among suppliers of capital, combined with lower profits and returns as the economy cools, point to a sharp slowdown in investment spending. The U.S. consumption binge will slow along with investment as confidence erodes further. Softer equity markets mean that consumers can no longer count on capital gains to supplement disposable income. Slowing corporate profits translate into more insecurity about future income and employment. We expect protracted Fed easing as the economy slows, while Federal budget surpluses also provide room for fiscal stimulus. Emphasis on high quality assets will continue to be rewarded as the economy slows and credit quality comes under increasing pressure. Top-tier agency and corporate issues with short maturities are reasonable alternatives in this environment. While longer dated corporates and emerging market bonds offer higher yield premiums, they are also more vulnerable to adverse price performance as global growth slows. Mortgages are another high quality alternative, but mortgage investors will face greater refinancing risk as decelerating growth puts a ceiling on interest rates. Increasing the portfolio's overall interest rate sensitivity, or duration is one way to offset heightened refinancing risk.

                                      xxxvii

                         INVESTMENT QUALITY BOND TRUST

INVESTMENT OBJECTIVE     To achieve a high level of current income consistent with
  & POLICIES:            the maintenance of principal and liquidity by investing
                         primarily in a diversified portfolio of investment-grade
                         corporate bonds and U.S. Government bonds with
                         intermediate -- long-term maturities. At least 65% of the
                         portfolio's assets will be invested in (i) fixed income
                         securities of U.S. and foreign issuers (payable in U.S.
                         dollars) rated "A" or better by Moody's or Standard & Poor's
                         (or, if unrated, of comparable quality), (ii) U.S.
                         government securities and (iii) cash and cash equivalents.
                         The portfolio may also invest up to 20% of its assets in
                         domestic and foreign high yield corporate and government
                         fixed income securities, commonly known as "junk" bonds.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Thomas L. Pappas
INCEPTION DATE:          June 18, 1985#

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INVESTMENT QUALITY BOND TRUST LINE GRAPH]

                                                 INVESTMENT QUALITY BOND    LEHMAN BROTHERS AGGREGATE
                                                          TRUST                    BOND INDEX             CUSTOMIZED BENCHMARK
                                                 -----------------------    -------------------------     --------------------
Dec. 1990                                                 10000                       10000                       10000
                                                          10093                       10124                       10117
                                                          10298                       10210                       10232
                                                          10307                       10281                       10321
                                                          10275                       10392                       10445
                                                          10316                       10452                       10502
                                                          10296                       10447                       10494
                                                          10388                       10592                       10633
                                                          10685                       10821                       10876
                                                          10972                       11040                       11103
                                                          11074                       11163                       11204
                                                          11166                       11265                       11314
Dec. 1991                                                 11606                       11600                       11692
                                                          11411                       11442                       11529
                                                          11503                       11517                       11607
                                                          11421                       11452                       11548
                                                          11475                       11535                       11613
                                                          11754                       11753                       11849
                                                          11915                       11915                       12026
                                                          12205                       12158                       12337
                                                          12312                       12281                       12442
                                                          12462                       12427                       12605
                                                          12258                       12262                       12402
                                                          12258                       12264                       12401
Dec. 1992                                                 12440                       12459                       12619
                                                          12720                       12698                       12901
                                                          12967                       12920                       13178
                                                          13053                       12975                       13223
                                                          13122                       13066                       13325
                                                          13122                       13082                       13326
                                                          13382                       13319                       13635
                                                          13438                       13395                       13725
                                                          13709                       13630                       14049
                                                          13766                       13666                       14093
                                                          13811                       13717                       14155
                                                          13619                       13600                       13991
Dec. 1993                                                 13687                       13674                       14059
                                                          13868                       13858                       14291
                                                          13529                       13617                       13971
                                                          13134                       13281                       13599
                                                          12992                       13175                       13480
                                                          12981                       13173                       13446
                                                          12957                       13144                       13414
                                                          13195                       13406                       13707
                                                          13218                       13422                       13717
                                                          13017                       13225                       13492
                                                          12982                       13213                       13472
                                                          12947                       13184                       13449
Dec. 1994                                                 13053                       13275                       13546
                                                          13291                       13538                       13815
                                                          13587                       13860                       14162
                                                          13682                       13944                       14266
                                                          13889                       14140                       14479
                                                          14458                       14687                       15112
                                                          14573                       14794                       15238
                                                          14522                       14761                       15175
                                                          14699                       14940                       15386
                                                          14850                       15085                       15551
                                                          15104                       15281                       15770
                                                          15344                       15510                       16043
Dec. 1995                                                 15598                       15727                       16290
                                                          15674                       15831                       16393
                                                          15357                       15556                       16030
                                                          15231                       15447                       15896
                                                          15100                       15360                       15780
                                                          15060                       15330                       15753
                                                          15248                       15535                       15970
                                                          15288                       15577                       16005
                                                          15260                       15551                       15962
                                                          15542                       15821                       16264
                                                          15852                       16172                       16664
                                                          16161                       16449                       16987
Dec. 1996                                                 15999                       16296                       16783
                                                          16039                       16346                       16803
                                                          16079                       16387                       16850
                                                          15877                       16205                       16630
                                                          16139                       16448                       16876
                                                          16284                       16605                       17045
                                                          16500                       16802                       17261
                                                          17022                       17256                       17822
                                                          16819                       17109                       17601
                                                          17095                       17363                       17886
                                                          17299                       17614                       18154
                                                          17385                       17695                       18253
Dec. 1997                                                 17559                       17874                       18446
                                                          17863                       18103                       18693
                                                          17834                       18088                       18665
                                                          17891                       18150                       18727
                                                          17972                       18244                       18828
                                                          18155                       18418                       19037
                                                          18293                       18574                       19216
                                                          18339                       18613                       19222
                                                          18493                       18916                       19516
                                                          19029                       19359                       20095
                                                          18875                       19257                       19906
                                                          19013                       19366                       20097
Dec. 1998                                                 19089                       19424                       20150
                                                          19226                       19562                       20309
                                                          18782                       19220                       19826
                                                          18936                       19326                       19935
                                                          19021                       19388                       19986
                                                          18780                       19217                       19765
                                                          18699                       19155                       19693
                                                          18619                       19075                       19624
                                                          18553                       19065                       19601
                                                          18731                       19287                       19787
                                                          18748                       19358                       19848
                                                          18797                       19356                       19846
Dec. 1999                                                 18748                       19263                       19729
                                                          18716                       19200                       19708
                                                          18926                       19432                       19940
                                                          19153                       19688                       20201
                                                          19044                       19631                       20084
                                                          18939                       19621                       20054
                                                          19324                       20030                       20485
                                                          19498                       20212                       20709
                                                          19759                       20505                       20996
                                                          19846                       20634                       21083
                                                          19897                       20770                       21194
                                                          20124                       21111                       21542
Dec. 2000                                                 20515                       21504                       21965

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return                   Cumulative Total Return
                                                                                  Since#
        Periods Ending December 31, 2000           1 Year   5 Year   10 Year   Apr 23, 1991              5 Year        10 Year
Lehman Brothers Aggregate Bond Index*              11.63%   6.46%     7.96%        7.81%                 36.73%        115.04%
Customized Benchmark+                              11.30%   6.15%     8.19%        7.99%                 34.79%        119.65%
Investment Quality Bond Trust                       9.40%   5.63%     7.45%        7.47%                 31.52%        105.15%

 + The Customized Benchmark is comprised of 50% of the return of the Lehman
   Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.
 # Current subadviser assignment became effective April 23, 1991.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Investment Quality Bond Trust returned 9.40%, underperforming the 11.30% return of the Customized Benchmark.

ENVIRONMENT: In 2000, investment grade bonds outperformed stocks by a wide margin. The Treasury sector was the best performing area of the market. Long-term Treasury bonds were particularly strong performers. Treasuries were affected by the U.S. Government's buy-back program early in the year. This program had the effect of boosting prices and reducing yields. The high yield sector of the market performed the worst. The Trust's small position in high yield securities detracted from performance.

OUTLOOK: Slower economic growth and mortgage prepayments are likely to occur. Nevertheless, there are good opportunities in both the mortgage and corporate areas of the market. The high yield sector of the market presents the best opportunity. The Trust is likely to remain overweighted in corporate and mortgage securities. In addition, it is likely to increase exposure to the high yield sector of the market.

                                     xxxviii

                             DIVERSIFIED BOND TRUST

INVESTMENT OBJECTIVE &   To achieve as high a total return as is consistent with the
  POLICIES:              conservation of capital by investing primarily in fixed
                         income securities, including up to 20% in non
                         investment-grade, fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      James S. Baker, James R. Mulally and John W. Ressner
INCEPTION DATE:          August 3, 1989#

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                                                         SALOMON BROTHERS BROAD
                                                                                                          INVESTMENT GRADE BOND
                                                 DIVERSIFIED BOND TRUST          COMBINED INDEX                   INDEX
                                                 ----------------------          --------------          ----------------------
December 1990                                             10000                       10000                       10000
                                                          10220                       10190                       10121
                                                          10544                       10459                       10188
                                                          10617                       10544                       10263
                                                          10706                       10626                       10387
                                                          10728                       10761                       10447
                                                          10605                       10635                       10448
                                                          10829                       10848                       10594
                                                          11085                       11028                       10816
                                                          11197                       11159                       11042
                                                          11377                       11284                       11155
                                                          11421                       11238                       11260
December 1991                                             11879                       11693                       11597
                                                          11734                       11606                       11448
                                                          11835                       11664                       11523
                                                          11724                       11545                       11461
                                                          11867                       11632                       11549
                                                          12045                       11804                       11760
                                                          12128                       11819                       11927
                                                          12471                       12032                       12163
                                                          12482                       12089                       12298
                                                          12625                       12188                       12442
                                                          12530                       12101                       12280
                                                          12625                       12207                       12285
December 1992                                             12755                       12352                       12477
                                                          12932                       12510                       12729
                                                          13110                       12656                       12945
                                                          13216                       12812                       12996
                                                          13222                       12854                       13098
                                                          13284                       12965                       13106
                                                          13469                       13093                       13355
                                                          13519                       13163                       13431
                                                          13779                       13423                       13661
                                                          13791                       13441                       13707
                                                          13890                       13540                       13750
                                                          13792                       13389                       13634
December 1993                                             13903                       13532                       13711
                                                          14151                       13775                       13896
                                                          13903                       13598                       13665
                                                          13557                       13288                       13326
                                                          13529                       13297                       13226
                                                          13568                       13329                       13225
                                                          13462                       13266                       13197
                                                          13726                       13496                       13448
                                                          13831                       13651                       13463
                                                          13646                       13490                       13269
                                                          13725                       13565                       13256
                                                          13554                       13431                       13220
December 1994                                             13646                       13536                       13320
                                                          13791                       13720                       13596
                                                          14068                       14007                       13914
                                                          14239                       14185                       13995
                                                          14457                       14399                       14187
                                                          14861                       14786                       14750
                                                          15014                       14941                       14853
                                                          15194                       15113                       14823
                                                          15305                       15223                       14994
                                                          15499                       15446                       15135
                                                          15541                       15512                       15338
                                                          15819                       15799                       15577
December 1995                                             16112                       16016                       15792
                                                          16279                       16176                       15899
                                                          16182                       16111                       15629
                                                          16167                       16124                       15517
                                                          16193                       16200                       15402
                                                          16253                       16276                       15392
                                                          16371                       16380                       15591
                                                          16239                       16219                       15633
                                                          16314                       16330                       15611
                                                          16684                       16687                       15883
                                                          16951                       16929                       16240
                                                          17380                       17351                       16508
December 1996                                             17246                       17240                       16363
                                                          17439                       17442                       16427
                                                          17483                       17494                       16445
                                                          17245                       17263                       16279
                                                          17554                       17569                       16511
                                                          17929                       17981                       16667
                                                          18256                       18319                       16865
                                                          18810                       18887                       17322
                                                          18517                       18617                       17173
                                                          18958                       19049                       17426
                                                          18926                       19007                       17676
                                                          19088                       19186                       17760
December 1997                                             19218                       19384                       17941
                                                          19429                       19597                       18172
                                                          19789                       19955                       18159
                                                          20115                       20243                       18230
                                                          20246                       20374                       18325
                                                          20264                       20380                       18501
                                                          20479                       20639                       18653
                                                          20479                       20604                       18692
                                                          19742                       20027                       18978
                                                          20210                       20520                       19426
                                                          20497                       20897                       19338
                                                          20874                       21292                       19445
December 1998                                             21268                       21661                       19505
                                                          21539                       21914                       19649
                                                          21162                       21555                       19305
                                                          21485                       21848                       19415
                                                          21659                       22156                       19480
                                                          21363                       21952                       19300
                                                          21284                       21878                       19235
                                                          21184                       21790                       19158
                                                          21165                       21775                       19144
                                                          21402                       22036                       19374
                                                          21442                       22102                       19432
                                                          21481                       22100                       19430
December 1999                                             21421                       21998                       19341
                                                          21282                       21937                       19287
                                                          21460                       22193                       19512
                                                          21658                       22482                       19766
                                                          21556                       22414                       19707
                                                          21511                       22394                       19689
                                                          22029                       22862                       20100
                                                          22232                       23070                       20283
                                                          22547                       23400                       20573
                                                          22728                       23559                       20713
                                                          22819                       23710                       20846
                                                          23134                       24094                       21184
December 2000                                             23635                       24683                       21584

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return
                                                                                  Since#               Cumulative Total Return
Periods Ending December 31, 2000                    1 Year   5 Year   10 Year   May 1, 1999            5 Year         10 Year
Salomon Brothers Broad Investment Grade Bond
  Index*                                            11.59%    6.45%    8.00%       6.35%                36.67%         115.84%
Combined Index +##                                  11.59%    9.04%    9.46%       6.71%                54.15%         146.83%
Diversified Bond Trust                              10.32%    7.96%    8.98%       5.43%                46.69%         136.35%

 + The Combined Index was added to more accurately reflect the investment objective of the Diversified Bond Trust.
 # Current subadviser assignment became effective May 1, 1999
## The Combined Index represents 20% of the return of the Wilshire 5000 Index,
   5% of the MSCI EAFE Index, 50% of the Lehman Brothers Aggregate Bond Index, 25% of the U.S. 90 Day T-Bill through April 30, 1999, and 100% of the return of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 through December 31, 2000.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Diversified Bond Trust returned 10.32%, underperforming the 11.59% return of the Salomon Brothers Broad Investment Grade Bond Index.

ENVIRONMENT: While returns within individual sectors were good, the Trust's overall sector allocation was detrimental to performance. Overweighting corporate securities and underweighting Treasury securities detracted from performance. The Trust's neutral duration and its exposure to the intermediate part of the yield curve were helpful to performance. The Trust remained overweighted in asset-backed securities and underweighted in mortgage securities. Both of these sectors outperformed corporate bonds but lagged the performance of Treasury bonds. While most bonds performed well during the year, results varied greatly among securities and maturities. An economic slowdown resulted in a significant bond rally across the yield curve, with yields on intermediate-term bonds falling the most. Every piece of weak economic news gave rise to expectations that the Federal Reserve Board would cut short-term interest rates in 2001. That view was reinforced by reports that inflation remained in check.

OUTLOOK: While the economy is slowing, it remains to be seen if it is headed for a recession. Corporate bond spreads, however, have already widened to levels last seen during the recession of the early 1990s. Credit spreads are likely to tighten in 2001. Corporate yields are attractive and current spreads more than adequately compensate for exposure to credit risk even in a slowing economy.

                                      xxxix

                        U.S. GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVE     To achieve a high level of current income consistent with
  & POLICIES:            the preservation of capital and maintenance of liquidity by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and derivative securities
                         such as CMOs backed by such securities.
SUBADVISER:              Salomon Brothers Asset Management Inc
PORTFOLIO MANAGER:       Roger Lavan
INCEPTION DATE:          March 18, 1988#

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [U.S. GOVERNMENT SECURITIES TRUST LINE GRAPH]

                                                                                                    SALOMON BROTHERS 1-10 YEAR
                                                              U.S. GOVERNMENT SECURITIES TRUST            TREASURY INDEX
                                                              --------------------------------      --------------------------
Dec. 1990                                                                  10000                              10000
                                                                           10110                              10100
                                                                           10152                              10145
                                                                           10195                              10206
                                                                           10284                              10317
                                                                           10346                              10370
                                                                           10346                              10383
                                                                           10479                              10502
                                                                           10701                              10691
                                                                           10870                              10878
                                                                           10994                              10995
                                                                           11127                              11128
Dec. 1991                                                                  11402                              11406
                                                                           11216                              11292
                                                                           11261                              11330
                                                                           11172                              11281
                                                                           11302                              11390
                                                                           11478                              11550
                                                                           11673                              11719
                                                                           11915                              11942
                                                                           12045                              12075
                                                                           12212                              12242
                                                                           12026                              12091
                                                                           11961                              12038
Dec. 1992                                                                  12110                              12198
                                                                           12314                              12435
                                                                           12490                              12610
                                                                           12547                              12654
                                                                           12630                              12762
                                                                           12590                              12720
                                                                           12793                              12908
                                                                           12812                              12934
                                                                           12976                              13128
                                                                           13024                              13186
                                                                           13044                              13205
                                                                           12976                              13141
Dec. 1993                                                                  13034                              13199
                                                                           13159                              13331
                                                                           12986                              13149
                                                                           12831                              12952
                                                                           12811                              12872
                                                                           12831                              12885
                                                                           12800                              12890
                                                                           12943                              13050
                                                                           13003                              13087
                                                                           12851                              12980
                                                                           12820                              12984
                                                                           12790                              12919
Dec. 1994                                                                  12871                              12967
                                                                           13095                              13186
                                                                           13370                              13431
                                                                           13452                              13504
                                                                           13601                              13656
                                                                           14092                              14042
                                                                           14180                              14133
                                                                           14147                              14141
                                                                           14277                              14252
                                                                           14376                              14340
                                                                           14540                              14501
                                                                           14714                              14685
Dec. 1995                                                                  14877                              14829
                                                                           14976                              14956
                                                                           14736                              14805
                                                                           14649                              14730
                                                                           14595                              14675
                                                                           14536                              14680
                                                                           14698                              14823
                                                                           14743                              14866
                                                                           14755                              14887
                                                                           14985                              15076
                                                                           15263                              15327
                                                                           15493                              15504
Dec. 1996                                                                  15377                              15422
                                                                           15458                              15485
                                                                           15516                              15501
                                                                           15401                              15422
                                                                           15606                              15587
                                                                           15716                              15708
                                                                           15864                              15843
                                                                           16173                              16140
                                                                           16099                              16075
                                                                           16297                              16252
                                                                           16483                              16441
                                                                           16519                              16480
Dec. 1997                                                                  16679                              16618
                                                                           16878                              16843
                                                                           16890                              16816
                                                                           16939                              16871
                                                                           17033                              16951
                                                                           17151                              17066
                                                                           17242                              17182
                                                                           17307                              17251
                                                                           17541                              17589
                                                                           17892                              18009
                                                                           17801                              18045
                                                                           17827                              17980
Dec. 1998                                                                  17931                              18050
                                                                           18008                              18133
                                                                           17813                              17870
                                                                           17931                              17990
                                                                           17985                              18041
                                                                           17835                              17925
                                                                           17768                              17957
                                                                           17647                              17975
                                                                           17647                              18009
                                                                           17903                              18152
                                                                           17971                              18175
                                                                           17944                              18186
Dec. 1999                                                                  17863                              18139
                                                                           17742                              18088
                                                                           17985                              18227
                                                                           18161                              18457
                                                                           18186                              18450
                                                                           18201                              18525
                                                                           18521                              18794
                                                                           18623                              18918
                                                                           18871                              19115
                                                                           19061                              19260
                                                                           19178                              19385
                                                                           19469                              19666
Dec. 2000                                                                  19832                              20001

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return
                                                                                    Since#               Cumulative Return
Periods Ending December 31, 2000                     1 Year   5 Year   10 Year   Dec 13, 1991            5 Year    10 Year
Salomon Brothers 1-10 Year Treasury Index*           10.22%   6.16%     7.18%       6.67%                34.84%    100.01%
U.S. Government Securities Trust                     10.87%   5.92%     7.09%       6.46%                33.34%     98.32%

 # Current subadviser assignment became effective December 13, 1991.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the U.S. Government Securities Trust returned 10.87%, outperforming the 10.22% return of the Salomon Brothers 1-10 Year Treasury Index.

ENVIRONMENT: Throughout 2000, U.S. Government Bonds outperformed other types of bonds. The performance of Treasury securities was better than the performance of agency debt and mortgage securities. Two key strategies contributed most to performance -- the Trust's long duration relative to its benchmark and its barbelled yield curve position. During the first quarter, the barbelled position, which combines bonds with very short maturities and very long maturities to obtain an intermediate average maturity, contributed to the Trust's performance. The barbell configuration was reversed in the second quarter, by selling most of the Trust's long-term Treasuries and buying shorter-term Treasury and agency mortgage pass-through bonds. Since the middle of 2000, the Trust has had a relatively constant weighting in mortgage pass-through securities.

OUTLOOK: The U.S. economic slowdown will likely extend through the first half of 2001. Nevertheless, the fundamentals of the economy are likely to strengthen. It is likely that the Federal Reserve Board will continue to lower interest rates. Barring a sharp retreat in equity prices, it is likely that long-term Treasury yields will trade in a broad 5% to 6% range. The Trust continues to have a duration that is slightly longer than that of its benchmark. Because of their limited credit risk and their significantly higher yields, the mortgage pass-though securities in the Trust are an attractive alternative to Treasuries.

                                        xl

                             SMALL CAP INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a small
  & POLICIES:            cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 IndexS.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [SMALL CAP INDEX TRUST LINE GRAPH]

                                                                     RUSSELL 2000 INDEX               SMALL CAP INDEX TRUST
                                                                     ------------------               ---------------------
Apr-00                                                                    10000.00                           10000.00
May-00                                                                     9176.00                            9168.00
Jun-00                                                                     9976.00                           10000.00
Jul-00                                                                     9655.00                            9728.00
Aug-00                                                                    10392.00                           10375.00
Sep-00                                                                    10086.00                           10112.00
Oct-00                                                                     9636.00                            9656.00
Nov-00                                                                     8647.00                            8704.00
Dec-00                                                                     9400.00                            9362.00

                              PERFORMANCE TABLE**

                                                                Cumulative Total Return
                                                                         Since
Periods Ending December 31, 2000                                       Inception
Russell 2000 Index                                                      -6.00%
Small Cap Index Trust                                                   -6.38%
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 2000, the Small Cap Index Trust returned -6.38%, underperforming the -6.00% return of the Russell 2000 Index.

ENVIRONMENT: The Russell 2000 Index was rebalanced on June 30. Five hundred new stocks, of which more than half were IPOs, were added. As a result, there was a 30.6% turnover by capitalization weight in the Index. In 2000, the technology, utility and consumer discretionary sectors generated severe double-digit losses. The materials and processing and auto and transmission sectors had more moderate losses. The energy and health care sectors produced stellar gains. Financial services, consumer staples, integrated oils and producer durables generated more moderate gains.

OUTLOOK: Several factors indicate potential strength in small cap equities in the months ahead. A return to moderate economic growth and attractive relative valuations sets the stage for solid price appreciation in the small cap area of the market. If this occurs, money invested in small cap stocks in the first quarter of 2001 will benefit from a continuation of the relatively good performance.
---------------
S Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500(R)" and "Standard
  & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R) is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       xli

                           INTERNATIONAL INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a
  & POLICIES:            foreign equity market index by attempting to track the
                         performance of the Morgan Stanley European Australasia Far
                         East Index (the MSCI EAFE Index).S
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNATIONAL INDEX TRUST LINE GRAPH]

                                                                      MSCI EAFE INDEX               INTERNATIONAL INDEX TRUST
                                                                      ---------------               -------------------------
Apr-00                                                                    10000.00                           10000.00
May-00                                                                     9758.00                            9784.00
Jun-00                                                                    10141.00                           10112.00
Jul-00                                                                     9719.00                            9704.00
Aug-00                                                                     9805.00                            9776.00
Sep-00                                                                     9330.00                            9321.00
Oct-00                                                                     9111.00                            9080.00
Nov-00                                                                     8771.00                            8712.00
Dec-00                                                                     9040.00                            9016.00

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                              -----------------------
                                                                       Since
Periods Ending December 31, 2000                                     Inception
MSCI EAFE Index                                                       -9.60%
International Index Trust                                             -9.84%
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 2000, the International Index Trust returned -9.84%, underperforming the -9.60% return of the MSCI EAFE Index.

ENVIRONMENT: The healthcare, pharmaceutical, biotechnology and consumer non-cyclical industries produced double-digit gains in 2000. Offsetting these gains were severe double-digit losses in the technology and telecommunications sectors of the market. Only markets in Switzerland and Denmark had positive results. Markets in New Zealand, Singapore and Japan were the worst performers. In the second quarter, the MSCI EAFE Index slightly increased its weighting in Australia and Singapore. At the same time, the Index decreased weightings in Japan and the United Kingdom (U.K.). During the third quarter, the MSCI EAFE Index eliminated 17 Japanese companies and slightly decreased weightings in New Zealand and Spain. In the fourth quarter, the MSCI EAFE Index eliminated 47 companies and added 38 companies. Germany, Ireland, Switzerland, Denmark and the U.K. accounted for the largest increases in country weightings in the Index.

OUTLOOK: Many economists believe that the European Central Bank is likely to cut interest rates sooner than previously expected, because a cooling U.S. economy may slow the economic expansion in Europe. The yen's failure to rally against the U.S. dollar illustrates continuing structural problems in Japan.

---------------

S "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and
  "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       xlii

                              MID CAP INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a mid
  & POLICIES:            cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.S
SUBADVISER:              Manufacturers Advisor Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [MID CAP INDEX TRUST PERFORMANCE GRAPH]

                                                                    MID CAP INDEX TRUST               S&P MID CAP 400 INDEX
                                                                    -------------------               ---------------------
Apr. 00                                                                   10000.00                           10000.00
May 00                                                                     9752.00                            9875.00
Jun. 00                                                                    9920.00                           10020.00
Jul. 00                                                                   10056.00                           10178.00
Aug. 00                                                                   11160.00                           11314.00
Sep. 00                                                                   11087.00                           11236.00
Oct. 00                                                                   10695.00                           10855.00
Nov. 00                                                                    9918.00                           10036.00
Dec. 00                                                                   10715.00                           10659.00

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
              Periods Ending December 31, 2000                            Since Inception
S&P Mid Cap 400 Index                                                          6.59%
Mid Cap Index Trust                                                            7.15%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since inception on May 1, 2000, the Mid Cap Index Trust returned 7.15%, underperforming the 6.59% total return of the S&P Mid Cap 400 Index.

ENVIRONMENT: During the year, there were a significant number of changes to the S&P Mid Cap 400 Index. Rebalancing in the second quarter resulted in an increase in market capitalization of 0.14%. Third quarter rebalancing resulted in an increase in market capitalization of 0.19%. In the fourth quarter, a significant number of changes in the S&P Mid Cap 400 Index resulted in a market value turnover of 5.5%. For 2000, the communication services sector produced severe double-digit losses. The technology and transportation sectors generated moderate losses. The energy, healthcare and utility sectors each returned 50%. The financial sector made more moderate double-digit gains. The consumer staples, consumer cyclical capital goods and basic materials sectors also made gains during the year.

OUTLOOK: Several factors indicate potential strength in mid cap equities in the months ahead. A return to moderate economic growth and attractive relative valuations set the stage for solid price appreciation in the mid cap area of the market. If this occurs, money invested in mid cap stocks in the first quarter of 2001 will benefit from a continuation of the relatively good performance. The Trust will continue to invest in the securities that are represented in the S&P Mid Cap 400 Index in approximately the same weightings as in the Index.

---------------

S "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and
  "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                      xliii

                         TOTAL STOCK MARKET INDEX TRUST

INVESTMENT OBJECTIVE     It seeks to achieve the approximate aggregate total return
  & POLICIES:            of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Index.S
SUBADVISER:              Manufacturers Advisor Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                    WILSHIRE 5000 INDEX           TOTAL STOCK MARKET INDEX TRUST
                                                                    -------------------           ------------------------------
Apr. 2000                                                                  10000                              10000
May 2000                                                                    9651                               9480
Jun. 2000                                                                  10077                               9960
Jul. 2000                                                                   9871                               9744
Aug. 2000                                                                  10588                              10431
Sep. 2000                                                                  10093                               9952
Oct. 2000                                                                   9879                               9768
Nov. 2000                                                                   8896                               8840
Dec. 2000                                                                   8932                               8996

                              PERFORMANCE TABLE**

                                                                      Cumulative Total Return
              Periods Ending December 31, 2000                            Since Inception
Wilshire 5000 Index                                                            -10.68%
Total Stock Market Index Trust                                                 -10.04%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since inception on May 1, 2000, the Total Stock Market Index Trust returned -10.04%, underperforming the -10.68% return of the Wilshire 5000 Index.

ENVIRONMENT: For 2000, the Trust's finance, consumer nondurables, energy and transportation stocks produced positive returns. The Trust's consumer durables, capital goods, utility, materials and services and technology stocks generated negative returns.

OUTLOOK: It appears that economic growth is slowing and inflation is moderate. The Federal Reserve Board seems more concerned about recession risk than about inflation risk. Historically, an environment of slow growth, low and stable inflation and interest rate cuts has been good for the stock market.
---------------
S Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard
  & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       xliv

                                500 INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a broad
  & POLICIES:            U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index (the
                         "S&P 500 Index").(DIAMOND)
SUBADVISER:              Manufacturers Advisor Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE CHART]

                                                                       S&P 500 INDEX                     500 INDEX TRUST
                                                                       -------------                     ---------------
Apr. 2000                                                                  10000                              10000
May 2000                                                                    9795                               9680
Jun. 2000                                                                  10036                               9896
Jul. 2000                                                                   9879                               9743
Aug. 2000                                                                  10493                              10344
Sep. 2000                                                                   9939                               9800
Oct. 2000                                                                   9897                               9767
Nov. 2000                                                                   9117                               9000
Dec. 2000                                                                   9063                               9043

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
              Periods Ending December 31, 2000                       Inception
S&P 500 Index                                                         -9.37%
500 Index Trust                                                       -9.57%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 2000, the 500 Index Trust returned -9.57%, underperforming the -9.37% return of the S&P 500 Index.

ENVIRONMENT: During the first quarter of 2000, there were nine changes in the S&P 500 Index, a turnover of 1.13%. There were 17 company changes in the second quarter, for a turnover of 2.8%. In the third quarter, there were 10 company additions to the S&P 500 Index, four of which were formed from company spin-offs. In the fourth quarter, there were 10 company changes amounting to a market value turnover of 0.6%. Technology stocks in the Index rose by 0.22% and financial stocks increased by 0.16%. Consumer non-cyclical stocks in the Index decreased by 0.20%. During the year, the technology, communication services and consumer cyclical sectors produced double-digit losses. Basic materials had moderate double-digit losses. The utility, health care and financial sectors produced high double-digit returns. The transportation and energy sectors generated moderate double-digit gains.

OUTLOOK: The economic environment can be characterized as one of slow economic growth and moderate inflation. The Federal Reserve Board appears to be more concerned about recession risk than inflation risk. Historically, an environment of slow growth, low and stable inflation and declining interest rates has been favorable for the stock market. The Trust will continue to invest in the securities that are represented in the S&P 500 Index in approximately the same weightings as in the Index.
---------------
(DIAMOND) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and
          "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       xlv

                        LIFESTYLE AGGRESSIVE 1000 TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing 100% of
  & POLICIES:            the portfolio's assets in underlying portfolios that invest primarily in equity securities. Current income is not a
                         consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE AGGRESSIVE 1000 TRUST PERFORMANCE GRAPH]

                                                                              LIFESTYLE AGGRESSIVE      LIFESTYLE AGGRESSIVE 1000
                                                   RUSSELL 2000 INDEX            COMPOSITE INDEX                  TRUST
                                                   ------------------         --------------------      -------------------------
Dec. 1996                                               10000.00                    10000.00                    10000.00
                                                        10200.00                    10200.00                    10112.00
                                                         9952.00                     9952.00                     9920.00
Mar. 1997                                                9482.00                     9483.00                     9568.00
                                                         9509.00                     9509.00                     9637.00
                                                        10566.00                    10567.00                    10302.00
Jun. 1997                                               11020.00                    11020.00                    10738.00
                                                        11532.00                    11533.00                    11321.00
                                                        11796.00                    11797.00                    10886.00
Sept. 1997                                              12660.00                    12660.00                    11543.00
                                                        12104.00                    12104.00                    10968.00
                                                        12025.00                    12026.00                    10960.00
Dec. 1997                                               12236.00                    12236.00                    11090.00
                                                        12042.00                    12043.00                    10991.00
                                                        12932.00                    12933.00                    11691.00
Mar. 1998                                               13465.00                    13467.00                    12210.00
                                                        13539.00                    13541.00                    12287.00
                                                        12809.00                    12812.00                    11854.00
Jun. 1998                                               12836.00                    12839.00                    12036.00
                                                        11798.00                    11800.00                    11403.00
                                                         9507.00                     9508.00                     9523.00
Sept. 1998                                              10251.00                    10252.00                     9895.00
                                                        10669.00                    10671.00                    10345.00
                                                        11228.00                    11230.00                    10926.00
Dec. 1998                                               11923.00                    11924.00                    11628.00
                                                        12082.00                    12083.00                    11733.00
                                                        11103.00                    11104.00                    11029.00
Mar. 1999                                               11277.00                    11278.00                    11385.00
                                                        12287.00                    12288.00                    11625.00
                                                        12466.00                    12026.00                    11371.00
Jun. 1999                                               13030.00                    12575.00                    11944.00
                                                        12673.00                    12445.00                    11835.00
                                                        12204.00                    12288.00                    11635.00
Sept. 1999                                              12206.00                    12191.00                    11480.00
                                                        12255.00                    12687.00                    11880.00
                                                        12987.00                    13168.00                    12298.00
Dec. 1999                                               14457.00                    14274.00                    13327.00
                                                        14224.00                    13683.00                    12741.00
                                                        16573.00                    14397.00                    13217.00
Mar. 2000                                               15480.00                    14858.00                    13886.00
                                                        14548.00                    14164.00                    13247.00
                                                        13700.00                    13682.00                    12862.00
Jun. 2000                                               14895.00                    14319.00                    13508.00
                                                        14415.00                    13906.00                    13218.00
                                                        15515.00                    14654.00                    14086.00
Sept. 2000                                              15059.00                    14031.00                    13517.00
                                                        14387.00                    13688.00                    13179.00
                                                        12910.00                    12632.00                    11983.00
Dec. 2000                                               14022.00                    13122.00                    12646.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
              Periods Ending December 31, 2000                1 Year           Inception                    Inception
Russell 2000 Index*                                           -3.02%             8.82%                       40.22%
Lifestyle Aggressive Composite Index+                         -8.00%             7.05%                       31.22%
Lifestyle Aggressive 1000 Trust                               -5.11%             6.07%                       26.46%

 + The Lifestyle Aggressive Composite Index is a blend of returns of the previous benchmark, the Russell 2000 Index since inception and the new blended benchmark (41% Russell 1000 Index, 27% Russell 2000 Index, and 32% MSCI EAFE Index) since May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Lifestyle Aggressive 1000 Trust returned -5.11%, outperforming the -8.00% return of the Lifestyle Aggressive Composite Index.

ENVIRONMENT: In 2000, the investment environment for equities was almost a mirror image of the investment environment in 1999. At the beginning of the year, technology stocks generated tremendous performance, and most other sectors of the market lagged. As the year progressed, this situation reversed course. Technology stocks declined significantly. For the year, the NASDAQ Composite Index, which tracks the performance of technology stocks, declined approximately 50% from its high. Conversely, sectors that had been out of favor for more than a year flourished. Finance and healthcare are examples of two sectors that performed well. At year-end, the S&P 500 Index had declined more than 9%. The Russell 2000 Index, a measure of small cap stock performance, was down more than 3% and the MSCI EAFE Index, which tracks the performance of international stocks, was down more than 13%. In most cases, the negative returns came from the performance of growth stocks. The value component of these indexes made relatively strong gains. For example, the Russell 2000 Value Index rose nearly 23%, while the Russell 2000 Growth Index declined over 22%. For 2000, the Trust's outperformance can be attributed mostly to its value-oriented portfolios, such as the Equity-Income Trust, the U.S. Large Cap Value Trust and the International Value Trust. The Aggressive Growth Trust also contributed to performance.

OUTLOOK: As 2001 begins, the investment environment appears to be more positive. When the market begins to factor in the prospect of slower economic growth with low inflation, stocks should benefit because expectations for future earnings growth are likely to become more reasonable. Because stock valuations are more attractive, 2001 should be a better year than 2000. Even so, there are risks in the market. The economic slowdown could be greater than expected. As a result, the market could be more vulnerable to external shocks, such as unreasonably high energy prices or international crises. It is likely that volatility will continue in the market, but long-term investors should take advantage of any downside activity that occurs.

                                       xlvi

                           LIFESTYLE GROWTH 820 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              approximately 20% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 80% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE GROWTH 820 TRUST PERFORMANCE GRAPH]

                                                                         LEHMAN BROTHERS
                                LIFESTYLE GROWTH                        GOV'T/CREDIT BOND        CUSTOM         LIFESTYLE GROWTH
                                    820 TRUST         S&P 500 INDEX           INDEX             BENCHMARK        COMPOSITE INDEX
                                ----------------      -------------     -----------------       ---------       ----------------
December 1996                       10000.00            10000.00            10000.00            10000.00
                                    10144.00            10621.00            10012.00            10226.00            10230.00
                                    10104.00            10707.00            10033.00            10180.00            10184.00
March 1997                           9824.00            10262.00             9914.00             9846.00             9857.00
                                     9967.00            10874.00            10058.00            10044.00            10051.00
                                    10517.00            11542.00            10152.00            10717.00            10724.00
June 1997                           10894.00            12057.00            10274.00            11105.00            11108.00
                                    11420.00            13014.00            10588.00            11683.00            11670.00
                                    11132.00            12290.00            10470.00            11550.00            11547.00
September 1997                      11641.00            12964.00            10634.00            12150.00            12138.00
                                    11173.00            12531.00            10804.00            11737.00            11717.00
                                    11247.00            13111.00            10861.00            11865.00            11839.00
December 1997                       11384.00            13336.00            10975.00            12057.00            12027.00
                                    11367.00            13484.00            11130.00            12066.00            12034.00
                                    11971.00            14457.00            11107.00            12753.00            12722.00
March 1998                          12401.00            15197.00            11142.00            13210.00            13177.00
                                    12467.00            15350.00            11198.00            13285.00            13252.00
                                    12188.00            15086.00            11317.00            12937.00            12898.00
June 1998                           12293.00            15699.00            11433.00            13073.00            13026.00
                                    11901.00            15532.00            11442.00            12610.00            12570.00
                                    10302.00            13286.00            11665.00            10928.00            10886.00
September 1998                      10615.00            14137.00            11999.00            11480.00            11429.00
                                    11102.00            15287.00            11914.00            12085.00            12041.00
                                    11641.00            16214.00            11985.00            12608.00            12552.00
December 1998                       12090.00            17148.00            12014.00            13208.00            13152.00
                                    12134.00            17865.00            12099.00            13304.00            13244.00
                                    11677.00            17309.00            11811.00            12706.00            12667.00
March 1999                          12010.00            18002.00            11870.00            13004.00            12969.00
                                    12456.00            18698.00            11900.00            13755.00            13719.00
                                    12281.00            18257.00            11777.00            13712.00            13460.00
June 1999                           12777.00            19270.00            11741.00            14259.00            13964.00
                                    12668.00            18669.00            11708.00            14071.00            13805.00
                                    12512.00            18576.00            11699.00            13830.00            13677.00
September 1999                      12392.00            18067.00            11804.00            13686.00            13574.00
                                    12751.00            19210.00            11835.00            14081.00            14082.00
                                    12165.00            19600.00            11828.00            14602.00            14483.00
December 1999                       14093.00            20757.00            11756.00            15691.00            15393.00
                                    13583.00            19715.00            11752.00            15285.00            14870.00
                                    14047.00            19342.00            11899.00            16454.00            15380.00
March 2000                          14632.00            21234.00            12071.00            16732.00            15953.00
                                    14055.00            20595.00            12012.00            16074.00            15384.00
                                    13683.00            20173.00            12001.00            15568.00            14992.00
June 2000                           14236.00            20669.00            12246.00            16270.00            15551.00
                                    14035.00            20347.00            12375.00            15971.00            15244.00
                                    14810.00            21610.00            12550.00            16947.00            15981.00
September 2000                      14327.00            20469.00            12598.00            16445.00            15455.00
                                    14066.00            20383.00            12677.00            16162.00            15198.00
                                    13081.00            18777.00            12894.00            15141.00            14271.00
December 2000                       13663.00            18867.00            13147.00            15933.00            14750.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
              Periods Ending December 31, 2000                1 Year           Inception                    Inception
S&P 500 Index*                                                -9.11%             17.20%                      88.67%
Lehman Brothers Government/Credit Bond Index                  11.84%              7.08%                      31.47%
Custom Benchmark+                                              1.54%             12.35%                      59.33%
Lifestyle Growth Composite Index++                            -4.42%             10.20%                      47.50%
Lifestyle Growth 820 Trust                                    -3.05%              8.15%                      36.63%

 + Custom Benchmark is comprised of 20% of the return of the Russell 1000 Index, 50% of the Russell 2500 Index, 10% of the MSCI EAFE Index, 15% of the Lehman Brothers Government/Credit Bond Index, 5% of the U.S. 30-day T-Bill.
++ The Lifestyle Growth Composite Index is a blend of returns of the previous benchmark (20% Russell 1000 Index, 50% Russell 2500 Index, 10% MSCI EAFE Index, 15% Lehman Brothers Government/Credit Bond Index, 5% U.S. 30-day T-Bill) since inception and the new blended benchmark (42% Russell 1000 Index, 17% Russell 2000 Index, 21% MSCI EAFE Index, 20% Lehman Brothers IT Government/Credit Bond Index) since May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Lifestyle Growth 820 Trust returned -2.98%, outperforming the -4.42% return of the Lifestyle Growth Composite Index.

ENVIRONMENT: In 2000, the investment environment for equities was almost a mirror image of the investment environment in 1999. At the beginning of the year, technology stocks generated tremendous performance, and most other sectors of the market lagged. As the year progressed, this situation reversed course. Technology stocks declined significantly. For the year, the NASDAQ Composite Index, which tracks the performance of technology stocks, declined approximately 50% from its high. Conversely, sectors that had been out of favor for more than a year flourished. Finance and health care are examples of two sectors that performed well. At year-end, the S&P 500 Index had declined more than 9%. The Russell 2000 Index, a measure of small cap stock performance, was down more than 3% and the MSCI EAFE Index, which tracks the performance of international stocks, was down more than 13%. In most cases, the negative returns came from the performance of growth stocks. The value component of these indexes made relatively strong gains. For example, the Russell 2000 Value Index rose nearly 23%, while the Russell 2000 Growth Index declined over 22%. While many areas of the stock market struggled during 2000, most fixed income markets produced strong performance. As a result, the Lehman Brothers Aggregate Bond Index rose more than 11%. The Trust's good performance can be attributed to its value-oriented portfolios, such as the Equity-Income Trust, the U.S. Large Cap Value Trust and the International Value Trust. The relatively strong performance of the Aggressive Growth Trust and the Quantitative Equity Trust also contributed to the Trust's return.

OUTLOOK: As 2001 begins, the investment environment appears to be more positive. When the market begins to factor in the prospect of slower economic growth with low inflation, stocks should benefit because expectations for future earnings growth are likely to become more reasonable. Because stock valuations are more attractive, 2001 should be a better year than 2000. Even so, there are risks in the market. The economic slowdown could be greater than expected. As a result, the market could be more vulnerable to external shocks, such as unreasonably high energy prices or international crises. It is likely that volatility will continue in the market, but long-term investors should take advantage of any downside activity that occurs.

                                      xlvii

                          LIFESTYLE BALANCED 640 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              approximately 40% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 60% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE BALANCED 640 TRUST PERFORMANCE GRAPH]

                                                                        LEHMAN BROTHERS
                              LIFESTYLE BALANCED                       GOVERNMENT/CREDIT        CUSTOM         LIFESTYLE BALANCED
                                  640 TRUST          S&P 500 INDEX        BOND INDEX           BENCHMARK        COMPOSITE INDEX
                              ------------------     -------------     -----------------       ---------       ------------------
December 1996                       10000                10000               10000               10000               10000
                                    10147                10621               10012               10222               10230
                                    10151                10707               10033               10206               10213
March 1997                           9907                10262                9914                9922                9944
                                    10099                10874               10058               10144               10159
                                    10528                11542               10152               10653               10666
June 1997                           10842                12057               10274               10967               10970
                                    11330                13014               10588               11499               11468
                                    11127                12290               10470               11334               11326
September 1997                      11541                12964               10634               11802               11780
                                    11176                12531               10804               11564               11524
                                    11261                13111               10861               11722               11670
December 1997                       11411                13336               10975               11896               11835
                                    11397                13484               11130               11946               11881
                                    11887                14457               11107               12455               12392
March 1998                          12235                15197               11142               12811               12748
                                    12282                15350               11198               12888               12824
                                    12069                15086               11317               12681               12606
June 1998                           12149                15699               11433               12853               12761
                                    11803                15532               11442               12563               12486
                                    10526                13286               11665               11384               11299
September 1998                      10890                14137               11999               11904               11803
                                    11271                15287               11914               12375               12292
                                    11723                16214               11985               12808               12700
December 1998                       12064                17148               12014               13285               13179
                                    12100                17865               12099               13428               13315
                                    11725                17309               11811               12950               12877
March 1999                          12002                18002               11870               13209               13144
                                    12422                18698               11900               13744               13678
                                    12224                18257               11777               13661               13455
June 1999                           12545                19270               11741               14068               13841
                                    12403                18669               11708               13892               13715
                                    12337                18576               11699               13733               13634
September 1999                      12262                18067               11804               13628               13572
                                    12610                19210               11835               13987               13988
                                    12939                19600               11828               14341               14281
December 1999                       13562                20757               11756               15068               14922
                                    13266                19715               11752               14767               14527
                                    13609                19342               11899               15478               14856
March 2000                          14085                21234               12071               15864               15376
                                    13776                20595               12012               15418               14975
                                    13624                20173               12001               15082               14710
June 2000                           14025                20669               12246               15604               15150
                                    13967                20347               12375               15445               14962
                                    14472                21610               12550               16209               15548
September 2000                      14157                20469               12598               15851               15191
                                    13964                20383               12677               15692               15034
                                    13411                18777               12894               14978               14391
December 2000                       13859                18867               13147               15533               14819

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
              Periods Ending December 31, 2000                1 Year            Inception                    Inception
S&P 500 Index*                                                -9.11%              17.20%                      88.67%
Lehman Brothers Government/Credit Bond Index                  11.84%               7.08%                      31.47%
Custom Benchmark+                                              3.09%              11.64%                      55.33%
Lifestyle Balanced Composite Index++                          -1.16%              10.33%                      48.19%
Lifestyle Balanced 640 Trust                                   2.45%               8.61%                      38.95%

 + Custom Benchmark is comprised of 25% of the return of the Russell 1000 Index, 30% of the Russell 2500 Index, 5% of the MSCI EAFE Index, 30% of the Lehman Brothers Government/Credit Bond Index, 10% of the US 30-day T-Bill.
++ The Lifestyle Balanced Composite is a blend of returns of the previous benchmark (25% Russell 1000 Index, 30% Russell 2500 Index, 5% MSCI EAFE Index, 30% Lehman Brothers Government/Credit Bond Index, 10% U.S. 30-day T-Bill) since inception and the new blended benchmark (35% Russell 1000 Index, 10% Russell 2000 Index, 15% MSCI EAFE Index, 35% Lehman Brothers IT Government/ Credit Bond Index, and 5% of the 3-month Treasury Bill) since May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Lifestyle Balanced 640 Trust returned 2.53%, outperforming the -1.16% return of the Lifestyle Balanced Composite Index.

ENVIRONMENT: In 2000, the investment environment for equities was almost a mirror image of the investment environment in 1999. At the beginning of the year, technology stocks generated tremendous performance, and most other sectors of the market lagged. As the year progressed, this situation reversed course. Technology stocks declined significantly. For the year, the NASDAQ Composite Index, which tracks the performance of technology stocks, declined approximately 50% from its high. Conversely, sectors that had been out of favor for more than a year flourished. Finance and health care are examples of two sectors that performed well. At year-end, the S&P 500 Index had declined more than 9%. The Russell 2000 Index, a measure of small cap stock performance, was down more than 3% and the MSCI EAFE Index, which tracks the performance of international stocks, was down more than 13%. In most cases, the negative returns came from the performance of growth stocks. The value component of these indexes made relatively strong gains. For example, the Russell 2000 Value Index rose nearly 23%, while the Russell 2000 Growth Index declined over 22%. While many areas of the stock market struggled during 2000, most fixed income markets produced strong performance. As a result, the Lehman Brothers Aggregate Bond Index rose more than 11%. Real estate investment trusts (REITs) also generated strong returns during the year, and most REIT indexes produced gains of over 20%. The Trust's outperformance is due, in part, to the good performance of the Quantitative Equity Trust, the Blue Chip Growth Trust and the U.S. Large Cap Value Trust. The Trust's allocation to the Real Estate Securities Trust was also positive for performance.

OUTLOOK: As 2001 begins, the investment environment appears to be more positive. When the market begins to factor in the prospect of slower economic growth with low inflation, stocks should benefit because expectations for future earnings growth are likely to become more reasonable. Because stock valuations are more attractive, 2001 should be a better year than 2000. Even so, there are risks in the market. The economic slowdown could be greater than expected. As a result, the market could be more vulnerable to external shocks, such as unreasonably high energy prices or international crises. It is likely that volatility will continue in the market, but long-term investors should take advantage of any downside activity that occurs. The Trust's 40% allocation to fixed income markets should continue to provide some protection against market volatility.

                                      xlviii

                          LIFESTYLE MODERATE 460 TRUST

INVESTMENT OBJECTIVE &   To achieve a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 60% of the portfolio's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE MODERATE 460 TRUST PERFORMANCE TABLE]

                                                                        LEHMAN BROTHERS
                              LIFESTYLE MODERATE                       GOVERNMENT/CREDIT        CUSTOM         LIFESTYLE MODERATE
                                  460 TRUST          S&P 500 INDEX        BOND INDEX           BENCHMARK        COMPOSITE INDEX
                              ------------------     -------------     -----------------       ---------       ------------------
Dec. 1996                          10000.00            10000.00            10000.00            10000.00             10000.00
                                   10134.00            10621.00            10012.00            10174.00             10183.00
                                   10206.00            10707.00            10033.00            10194.00             10202.00
Mar. 1997                          10046.00            10262.00             9914.00            10004.00             10030.00
                                   10253.00            10874.00            10058.00            10217.00             10234.00
                                   10548.00            11542.00            10152.00            10554.00             10567.00
Jun. 1997                          10785.00            12057.00            10274.00            10789.00             10792.00
                                   11182.00            13014.00            10588.00            11209.00             11173.00
                                   10998.00            12290.00            10470.00            11018.00             11008.00
Sep. 1997                          11285.00            12964.00            10634.00            11346.00             11318.00
                                   11082.00            12531.00            10804.00            11235.00             11188.00
                                   11232.00            13111.00            10861.00            11387.00             11328.00
Dec. 1997                          11370.00            13336.00            10975.00            11527.00             11457.00
                                   11463.00            13484.00            11130.00            11626.00             11552.00
                                   11819.00            14457.00            11107.00            11959.00             11887.00
Mar. 1998                          12066.00            15197.00            11142.00            12205.00             12133.00
                                   12123.00            15350.00            11198.00            12281.00             12208.00
                                   12066.00            15086.00            11317.00            12214.00             12127.00
Jun. 1998                          12142.00            15699.00            11433.00            12389.00             12284.00
                                   12076.00            15532.00            11442.00            12289.00             12197.00
                                   11246.00            13286.00            11665.00            11619.00             11517.00
Sep. 1998                          11517.00            14137.00            11999.00            12010.00             11888.00
                                   11913.00            15287.00            11914.00            12356.00             12256.00
                                   12264.00            16214.00            11985.00            12676.00             12546.00
Dec. 1998                          12480.00            17148.00            12014.00            13001.00             12876.00
                                   12502.00            17865.00            12099.00            13157.00             13023.00
                                   12327.00            17309.00            11811.00            12853.00             12764.00
Mar. 1999                          12574.00            18002.00            11870.00            13066.00             12987.00
                                   12999.00            18698.00            11900.00            13370.00             13292.00
                                   12877.00            18257.00            11777.00            13247.00             13130.00
Jun. 1999                          13029.00            19270.00            11741.00            13509.00             13386.00
                                   12925.00            18669.00            11708.00            13399.00             13306.00
                                   12820.00            18576.00            11699.00            13338.00             13255.00
Sep. 1999                          12801.00            18067.00            11804.00            13288.00             13255.00
                                   12943.00            19210.00            11835.00            13591.00             13529.00
                                   13114.00            19600.00            11828.00            13789.00             13731.00
Dec. 1999                          13466.00            20757.00            11756.00            14192.00             14145.00
                                   13247.00            19715.00            11752.00            13982.00             13890.00
                                   13456.00            19342.00            11899.00            14270.00             14167.00
Mar. 2000                          13827.00            21234.00            12071.00            14690.00             14511.00
                                   13627.00            20595.00            12012.00            14441.00             14248.00
                                   13501.00            20173.00            12001.00            14275.00             14085.00
Jun. 2000                          13831.00            20669.00            12246.00            14604.00             14448.00
                                   13849.00            20347.00            12375.00            14547.00             14360.00
                                   14200.00            21610.00            12550.00            15038.00             14786.00
Sep. 2000                          14014.00            20469.00            12598.00            14817.00             14603.00
                                   13915.00            20383.00            12677.00            14768.00             14520.00
                                   13663.00            18777.00            12894.00            14380.00             14161.00
Dec. 2000                          14040.00            18867.00            13147.00            14691.00             14565.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                  Since                        Since
              Periods Ending December 31, 2000                 1 Year           Inception                    Inception
S&P 500 Index*                                                 -9.11%             17.20%                      88.67%
Lehman Brothers Government/Credit Bond Index                   11.84%              7.08%                      31.47%
Custom Benchmark+                                               3.51%             10.09%                      46.91%
Lifestyle Moderate Composite Index++                            2.39%              9.86%                      45.65%
Lifestyle Moderate 460 Trust                                    4.26%              8.89%                      40.40%

 + Custom Benchmark is comprised of 25% of the return of the Russell 1000 Index, 10% of the Russell 2500 Index, 5% of the MSCI EAFE Index, 35% of the Lehman Brothers Government/Credit Bond Index, 25% of the U.S. 30-day T-Bill.
++ The Lifestyle Moderate Composite Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 10% Russell 2500 Index, 5% MSCI EAFE Index, 35% Lehman Brothers Government/Credit Bond Index, 25% U.S. 30-day T-Bill) since inception and the new blended benchmark (22% Russell 1000 Index, 8% Russell 2000 Index, 10% MSCI EAFE Index, 50% Lehman Brothers IT Government/Credit Bond Index, and 10% of the 3-month Treasury Bill) since May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Lifestyle Moderate 460 Trust returned 4.26%, outperforming the 2.39% return of the Lifestyle Moderate Composite Index.

ENVIRONMENT: In 2000, the investment environment for equities was almost a mirror image of the investment environment in 1999. At the beginning of the year, technology stocks generated tremendous performance, and most other sectors of the market lagged. As the year progressed, this situation reversed course. Technology stocks declined significantly. For the year, the NASDAQ Composite Index, which tracks the performance of technology stocks, declined approximately 50% from its high. Conversely, sectors that had been out of favor for more than a year flourished. Finance and health care are examples of two sectors that performed well. At year-end, the S&P 500 Index had declined more than 9%. The Russell 2000 Index, a measure of small cap stock performance, was down more than 3% and the MSCI EAFE Index, which tracks the performance of international stocks, was down more than 13%. In most cases, the negative returns came from the performance of growth stocks. The value component of these indexes made relatively strong gains. For example, the Russell 2000 Value Index rose nearly 23%, while the Russell 2000 Growth Index declined over 22%. While many areas of the stock market struggled during 2000, most fixed income markets produced strong performance. As a result, the Lehman Brothers Aggregate Bond Index rose more than 11%. Real estate investment trusts (REITs) also generated strong returns during the year, and most REIT indexes produced gains of over 20%. The Trust's outperformance can be attributed, in part, to the good performance of the Quantitative Equity Trust, the Blue Chip Growth Trust and the U.S. Large Cap Value Trust. The Trust's allocation to the Real Estate Securities Trust also helped boost performance.

OUTLOOK: As 2001 begins, the investment environment appears to be more positive. When the market begins to factor in the prospect of slower economic growth with low inflation, stocks should benefit because expectations for future earnings growth are likely to become more reasonable. Because stock valuations are more attractive, 2001 should be a better year than 2000. Even so, there are risks in the market. The economic slowdown could be greater than expected. As a result, the market could be more vulnerable to external shocks, such as unreasonably high energy prices or international crises. It is likely that volatility will continue in the market, but long-term investors should take advantage of any downside activity that occurs. The Trust's 60% allocation to fixed income markets should provide some protection against volatility.

                                       xlix

                        LIFESTYLE CONSERVATIVE 280 TRUST

INVESTMENT OBJECTIVE     To achieve a high level of current income with some
  & POLICIES:            consideration given to growth of capital by investing
                         approximately 80% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE CONSERVATIVE TRUST PERFORMANCE GRAPH]

                                                                                 LEHMAN BROTHERS
                                               LIFESTYLE CONSERVATIVE 280    GOVERNMENT/CREDIT BOND      LIFESTYLE CONSERVATIVE
                                                         TRUST                        INDEX                  COMPOSITE INDEX
                                               --------------------------    ----------------------      ----------------------
December 1996                                            10000                        10000                       10000
                                                         10115                        10012                       10012
                                                         10176                        10033                       10033
March 1997                                               10071                         9914                        9914
                                                         10236                        10058                       10058
                                                         10422                        10152                       10152
June 1997                                                10591                        10274                       10274
                                                         10890                        10588                       10588
                                                         10787                        10470                       10470
September 1997                                           10991                        10634                       10634
                                                         10983                        10804                       10804
                                                         11089                        10861                       10861
December 1997                                            11215                        10975                       10975
                                                         11299                        11130                       11130
                                                         11494                        11107                       11108
March 1998                                               11665                        11142                       11142
                                                         11717                        11198                       11198
                                                         11718                        11317                       11318
June 1998                                                11828                        11433                       11433
                                                         11793                        11442                       11442
                                                         11429                        11665                       11666
September 1998                                           11766                        11999                       11999
                                                         11948                        11914                       11914
                                                         12158                        11985                       11985
December 1998                                            12359                        12014                       12014
                                                         12460                        12099                       12100
                                                         12286                        11811                       11812
March 1999                                               12469                        11870                       11871
                                                         12676                        11900                       11900
                                                         12569                        11777                       11779
June 1999                                                12617                        11741                       11904
                                                         12559                        11708                       11867
                                                         12530                        11699                       11866
September 1999                                           12569                        11804                       11901
                                                         12666                        11835                       12071
                                                         12743                        11828                       12156
December 1999                                            12879                        11756                       12302
                                                         12723                        11752                       12165
                                                         12821                        11899                       12249
March 2000                                               13078                        12071                       12532
                                                         13059                        12012                       12427
                                                         13041                        12001                       12386
June 2000                                                13242                        12246                       12608
                                                         13329                        12375                       12621
                                                         13532                        12550                       12874
September 2000                                           13514                        12598                       12839
                                                         13517                        12677                       12849
                                                         13541                        12894                       12772
December 2000                                            13861                        13147                       12981

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
              Periods Ending December 31, 2000                1 Year           Inception                    Inception
Lehman Brothers Government/Credit Bond Index*                 11.84%              7.08%                       31.47%
Lifestyle Conservative Composite Index+                        5.52%              6.74%                       29.81%
Lifestyle Conservative 280 Trust                               7.62%              8.54%                       38.61%

 + The Lifestyle Conservative Composite Index is a blend of returns of the previous benchmark, the Lehman Brothers Government/Credit Bond Index since inception and the new blended benchmark (15% Russell 1000 Index, 5% MSCI EAFE Index, 65% Lehman Brothers IT Government/Credit Bond Index, and 15% of the 3-month Treasury Bill) since May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2000, the Lifestyle Conservative 280 Trust returned 7.70%, outperforming the 5.52% return of the Lifestyle Conservative Composite Index.

ENVIRONMENT: In 2000, the investment environment for the fixed income markets was positive. Economic growth slowed and inflation remained at a relatively moderate level. Against this backdrop, most bond indexes produced high single-digit to low double-digit returns. The Lehman Brothers Aggregate Bond Index rose more than 11%. The high yield sector of the bond market was the one area that performed poorly, as concerns over rising defaults led to losses. For the year, the CSFB Global High Yield Index declined more than 5%. During 2000, real estate investment trusts (REITs) performed strongly, and most REIT indexes had gains of more than 20%. Other broad equity indexes had losses for the year. The widely quoted S&P 500 Index, which had its first down year since 1990, declined more than 9%. The Trust's outperformance can be attributed, in part, to the good performance of the U.S. Large Cap Value Trust. The Real Estate Securities Trust also helped boost performance.

OUTLOOK: Conservative investment strategies, like the one the Trust follows, should continue to perform well over the next 12 months. The environment for the fixed income markets continues to be positive, as the economy settles into a slower and steadier pace of growth. The outlook for the equity markets is also solid. Therefore, the Trust's relatively small exposure to equities should benefit performance in the coming months.

                                        l

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                  Page
                                                                  ----

   Portfolio Performance and Manager's Commentary..............    iii

   Report of Independent Accountants...........................      1

   Statements of Assets and Liabilities........................      2

   Statements of Operations....................................     14

   Statements of Changes in Net Assets.........................     26

   Financial Highlights........................................     42

   Portfolio of Investments:

      Pacific Rim Emerging Markets Trust.......................     86
      Internet Technologies Trust..............................     87
      Science & Technology Trust...............................     88
      International Small Cap Trust............................     89
      Aggressive Growth Trust..................................     91
      Emerging Small Company Trust.............................     93
      Small Company Blend Trust................................     97
      Dynamic Growth Trust.....................................    100
      Mid Cap Stock Trust......................................    101
      All Cap Growth Trust.....................................    102
      Overseas Trust...........................................    104
      International Stock Trust................................    105
      International Value Trust................................    108
      Capital Appreciation Trust...............................    110
      Mid Cap Blend Trust......................................    111
      Small Company Value Trust................................    114
      Global Equity Trust......................................    121
      Growth Trust.............................................    122
      Large Cap Growth Trust...................................    124
      Quantitative Equity Trust................................    126
      Blue Chip Growth Trust...................................    128
      Real Estate Securities Trust.............................    129
      Value Trust..............................................    131
      Tactical Allocation Trust................................    132
      Equity Index Trust.......................................    137
      Growth & Income Trust....................................    143
      U.S. Large Cap Value Trust...............................    144
      Equity-Income Trust......................................    146
      Income & Value Trust.....................................    148
      Balanced Trust...........................................    153
      High Yield Trust.........................................    154
      Strategic Bond Trust.....................................    158
      Global Bond Trust........................................    163
      Total Return Trust.......................................    166
      Investment Quality Bond Trust............................    168
      Diversified Bond Trust...................................    175
      U.S. Government Securities Trust.........................    178
      Money Market Trust.......................................    179
      Small Cap Index Trust....................................    179
      International Index Trust................................    193

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT, CONTINUED
--------------------------------------------------------------------------------


      Mid Cap Index Trust......................................    201
      Total Stock Market Index Trust...........................    206
      500 Index Trust..........................................    231
      Lifestyle Aggressive 1000 Trust..........................    236
      Lifestyle Growth 820 Trust...............................    236
      Lifestyle Balanced 640 Trust.............................    237
      Lifestyle Moderate 460 Trust.............................    237
      Lifestyle Conservative 280 Trust.........................    237

   Notes to Financial Statements...............................    238

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY
--------------------------------------------------------------------------------


                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. In addition, fifteen Portfolios have had portfolio management changes, namely the Aggressive Growth, Emerging Small Company, All Cap Growth, Overseas, Mid Cap Blend, Global Equity, Growth, Large Cap Growth, Blue Chip Growth, Equity-Income, Income & Value, Global Bond, Investment Quality Bond, Diversified Bond and U.S. Government Securities Trusts. For these Portfolios, the tables also show a cumulative total return for the period since the current portfolio manager assumed responsibility. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.


     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life of each Portfolio. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.


                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2000. The views expressed are those of the portfolio manager as of December 31, 2000, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Board of Trustees of Manufacturers Investment Trust and Shareholders of the Portfolios Constituting the Manufactures Investment Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pacific Rim Emerging Markets, Internet Technologies, Science & Technology, International Small Cap, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Stock, All Cap Growth (formerly Mid Cap Growth), Overseas, International Stock, International Value, Capital Appreciation, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Tactical Allocation, Equity Index, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Global Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index, 500 Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 (constituting Manufacturers Investment Trust, hereafter referred to as the "Trust") at December 31, 2000, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





Baltimore, Maryland
February 19, 2001

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                          PACIFIC RIM
                                                           EMERGING            INTERNET            SCIENCE &         INTERNATIONAL
                                                            MARKETS          TECHNOLOGIES         TECHNOLOGY           SMALL CAP
                                                             TRUST               TRUST               TRUST               TRUST
                                                        ---------------     ---------------     ---------------     ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)         $    91,927,478     $    45,371,601     $ 1,378,608,624     $   246,947,846
Repurchase agreement, at value                                6,602,000           7,305,000          26,065,000          21,694,000
Cash                                                                678                 429                 537                 416
Foreign currency                                              1,187,951                  --                  --           1,092,236
Receivables:
    Forward foreign currency contracts (Note 8)                      --                  --                  --              79,007
    Investments sold                                                 --             668,991           8,086,114           4,993,269
    Fund shares sold                                                 --                  --           3,253,624                  --
    Dividends and interest                                       52,012               3,348             336,479             280,163
    Foreign tax withholding reclaims                                 --                  --                  --             102,485
Other assets                                                        325                  30              25,259                 910
                                                        ---------------     ---------------     ---------------     ---------------
    TOTAL ASSETS                                             99,770,444          53,349,399       1,416,375,637         275,190,332
                                                        ---------------     ---------------     ---------------     ---------------

LIABILITIES
Payables
    Forward foreign currency contracts (Note 8)                      --                  --               7,327              50,061
    Investments purchased                                            --                  --          37,990,959          15,243,647
    Fund shares redeemed                                        847,418              25,993                  --           2,338,842
    Dividend and interest withholding tax                         7,356                  --              14,316              30,112
    Other payables and accrued expenses                          16,362               9,330             129,153             122,078
    Due to broker (securities lending)                       15,529,141                  --         116,052,442                  --
                                                        ---------------     ---------------     ---------------     ---------------
    TOTAL LIABILITIES                                        16,400,277              35,323         154,194,197          17,784,740
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS                                              $    83,370,167     $    53,314,076     $ 1,262,181,440     $   257,405,592
                                                        ===============     ===============     ===============     ===============

Net assets consist of:
Undistributed net investment income (loss)              $       273,042                  --     $         7,325            ($31,038)
Accumulated undistributed net realized gain (loss) on
    investments, foreign currency and forward foreign
    currency contracts                                         (796,168)        ($5,615,905)         13,698,144         (51,834,943)
Unrealized appreciation (depreciation) on:
    Investments                                              (9,435,725)        (30,537,590)       (280,946,312)          5,188,272
    Foreign currency and forward foreign currency
    contracts                                                   (11,090)                 --              (8,098)            (14,486)
Capital shares at par value of $.01 (Note 4)                    101,634              75,832             543,094             156,994
Additional paid-in capital                                   93,238,474          89,391,739       1,528,887,287         303,940,793
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS                                              $    83,370,167     $    53,314,076     $ 1,262,181,440     $   257,405,592
                                                        ===============     ===============     ===============     ===============
Capital shares outstanding (Note 4)                          10,163,411           7,583,218          54,309,423          15,699,363
                                                        ---------------     ---------------     ---------------     ---------------
Net asset value, offering price and redemption price
    per share                                           $          8.20     $          7.03     $         23.24     $         16.40
                                                        ===============     ===============     ===============     ===============
Investments in securities, including repurchase
    agreements, at identified cost                      $   107,965,203     $    83,214,191     $ 1,685,619,936     $   263,453,574
                                                        ---------------     ---------------     ---------------     ---------------
Investments in foreign currency, at identified cost     $     1,199,665                  --                  --     $     1,092,391
                                                        ===============     ===============     ===============     ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                                                                      SMALL
                                                            AGGRESSIVE           EMERGING            COMPANY             DYNAMIC
                                                              GROWTH           SMALL COMPANY          BLEND              GROWTH
                                                               TRUST               TRUST              TRUST               TRUST
                                                           -------------       -------------      -------------       -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $ 479,525,146       $ 607,374,621      $ 105,613,413       $ 135,711,349
Repurchase agreement, at value                                        --          57,042,000         11,594,000                  --
Cash                                                              12,836                 250                 68              53,502
Receivables:
    Investments sold                                                  --             499,042             76,101           1,374,581
    Fund shares sold                                                  --                  --                 --              39,323
    Dividends and interest                                        10,265             322,358             44,200             228,250
Other assets                                                         833               1,789                248                  38
                                                           -------------       -------------      -------------       -------------
TOTAL ASSETS                                                 479,549,080         665,240,060        117,328,030         137,407,043
                                                           -------------       -------------      -------------       -------------

LIABILITIES
Payables
    Investments purchased                                        320,909             125,605          2,405,954           1,637,532
    Fund shares redeemed                                       2,882,227             535,490             79,292                  --
    Dividend and interest withholding tax                             --                 560                 --                  --
    Other payables and accrued expenses                           33,044              54,250             14,378              11,944
    Due to broker (securities lending)                        59,669,659          91,052,716         19,705,158                  --
                                                           -------------       -------------      -------------       -------------
    TOTAL LIABILITIES                                         62,905,839          91,768,621         22,204,782           1,649,476
                                                           -------------       -------------      -------------       -------------
NET ASSETS                                                 $ 416,643,241       $ 573,471,439      $  95,123,248       $ 135,757,567
                                                           =============       =============      =============       =============

Net assets consist of:
Undistributed net investment income (loss)                            --                  --                 --       $     231,237
Accumulated undistributed net realized gain (loss) on
    investments, options, foreign currency and forward
    foreign currency contracts                               ($5,694,251)      $  18,772,975        ($2,375,490)        (13,378,389)
Unrealized appreciation (depreciation) on:
    Investments                                               11,979,090         119,236,089        (25,198,307)        (42,286,936)
    Foreign currency and forward foreign currency
    contracts                                                         --                  46                 --                  --
Capital shares at par value of $.01 (Note 4)                     233,269             163,762             84,116             170,183
Additional paid-in capital                                   410,125,133         435,298,567        122,612,929         191,021,472
                                                           -------------       -------------      -------------       -------------
NET ASSETS                                                 $ 416,643,241       $ 573,471,439      $  95,123,248       $ 135,757,567
                                                           =============       =============      =============       =============
Capital shares outstanding (Note 4)                           23,326,920          16,376,166          8,411,604          17,018,268
                                                           -------------       -------------      -------------       -------------
Net asset value, offering price and redemption price
    per share                                              $       17.86       $       35.02      $       11.31       $        7.98
                                                           =============       =============      =============       =============
Investments in securities, including repurchase
    agreements, at identified cost                         $ 467,546,056       $ 545,180,532      $ 142,405,720       $ 177,998,285
                                                           =============       =============      =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                                 MID CAP            ALL CAP                           INTERNATIONAL
                                                                  STOCK             GROWTH           OVERSEAS             STOCK
                                                                  TRUST              TRUST             TRUST              TRUST
                                                              -------------      -------------     -------------      -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)               $ 131,905,272      $ 913,836,429     $ 468,619,051      $ 317,739,916
Repurchase agreement, at value                                    4,565,000                 --        72,140,000         20,238,000
Cash                                                                    953             53,086               612                 --
Foreign currency                                                         --                 --         2,735,338          1,030,087
Receivables:
    Forward foreign currency contracts (Note 8)                          --                 --           144,111                 --
    Investments sold                                              1,474,940            226,569         2,052,454            210,188
    Fund shares sold                                              2,627,341                 --                --                 --
    Dividends and interest                                           80,900            115,624           169,726            100,145
    Foreign tax withholding reclaims                                     --              5,502           166,840            127,924
Other assets                                                            210              2,677               959              4,380
                                                              -------------      -------------     -------------      -------------
    TOTAL ASSETS                                                140,654,616        914,239,887       546,029,091        339,450,640
                                                              -------------      -------------     -------------      -------------

LIABILITIES
Payables
    Forward foreign currency contracts (Note 8)                          --                 --            16,153                 --
    Investments purchased                                         1,552,873         16,189,303        26,555,815                 --
    Fund shares redeemed                                                 --            339,010         7,647,144          3,731,870
    Variation margin for open futures contracts                          --                 --            48,953                 --
    Dividend and interest withholding tax                                --                 --            10,531             10,946
    Other payables and accrued expenses                              11,544             77,186            94,457             70,124
    Due to broker (securities lending)                           16,740,038         24,420,074        23,074,336         37,584,093
                                                              -------------      -------------     -------------      -------------
    TOTAL LIABILITIES                                            18,304,455         41,025,573        57,447,389         41,397,033
                                                              -------------      -------------     -------------      -------------
NET ASSETS                                                    $ 122,350,161      $ 873,214,314     $ 488,581,702      $ 298,053,607
                                                              =============      =============     =============      =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                               --                 --     $   1,094,275      $     537,526
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency and forward
    foreign currency contracts                                  ($9,767,948)     $  42,087,480        31,847,253         10,710,843
Unrealized appreciation (depreciation) on:
    Investments                                                   5,456,122         27,886,989       (37,399,609)        (2,646,501)
    Futures contracts                                                    --                 --          (318,235)                --
    Foreign currency and forward foreign currency
    contracts                                                            --                 --           (35,365)             5,735
Capital shares at par value of $.01 (Note 4)                        101,135            422,907           410,335            232,663
Additional paid-in capital                                      126,560,852        802,816,938       492,983,048        289,213,341
                                                              -------------      -------------     -------------      -------------
NET ASSETS                                                    $ 122,350,161      $ 873,214,314     $ 488,581,702      $ 298,053,607
                                                              =============      =============     =============      =============
Capital shares outstanding (Note 4)                              10,113,474         42,290,710        41,033,494         23,266,317
                                                              -------------      -------------     -------------      -------------
Net asset value, offering price and redemption price
    per share                                                 $       12.10      $       20.65     $       11.91      $       12.81
                                                              =============      =============     =============      =============
Investments in securities, including repurchase
    agreements, at identified cost                            $ 131,014,150      $ 885,949,440     $ 578,158,660      $ 340,624,417
                                                              -------------      -------------     -------------      -------------
Investments in foreign currency, at identified cost                      --                 --     $   2,744,609      $   1,027,638
                                                              =============      =============     =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                                                                                         SMALL
                                                            INTERNATIONAL         CAPITAL            MID CAP            COMPANY
                                                                VALUE          APPRECIATION           BLEND              VALUE
                                                                TRUST              TRUST              TRUST              TRUST
                                                           ---------------    ---------------    ---------------    ---------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $   153,610,314    $     4,905,252    $ 1,554,632,601    $   127,275,972
Repurchase agreement, at value                                   8,398,000            313,000         26,632,000          1,381,000
Cash                                                                    --                859                679                247
Foreign currency                                                    31,042                 --                 --                 --
Receivables:
    Forward foreign currency contracts (Note 8)                      7,107                 --                 --                 --
    Investments sold                                                    --             25,177         13,593,987            992,584
    Fund shares sold                                                    --             71,135                 --            474,928
    Dividends and interest                                         246,684              2,156            854,066            188,085
    Foreign tax withholding reclaims                                96,372                 --                 --                 --
Other assets                                                           396              1,598              4,997                305
                                                           ---------------    ---------------    ---------------    ---------------
    TOTAL ASSETS                                               162,389,915          5,319,177      1,595,718,330        130,313,121
                                                           ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables
    Forward foreign currency contracts (Note 8)                        400                 --                 --                 --
    Investments purchased                                        2,206,931             37,018          7,882,043            911,740
    Fund shares redeemed                                         1,517,082                 --          5,987,065                 --
    Dividend and interest withholding tax                           17,115                 56                 --                 13
    Due to custodian                                               109,066                 --                 --                 --
    Other payables and accrued expenses                             28,627              2,254            132,039             21,538
    Due to broker (securities lending)                                  --                 --        156,039,951         13,397,816
                                                           ---------------    ---------------    ---------------    ---------------
    TOTAL LIABILITIES                                            3,879,221             39,328        170,041,098         14,331,107
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                 $   158,510,694    $     5,279,849    $ 1,425,677,232    $   115,982,014
                                                           ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $     1,783,255                 --    $     6,217,172    $       247,360
Accumulated undistributed net realized gain (loss) on:
    investments, foreign currency and forward foreign
    currency contracts                                           2,749,492          ($139,940)       160,642,008        (13,589,659)
Unrealized appreciation (depreciation) on:
    Investments                                                 (7,514,910)          (472,460)      (106,200,265)        14,943,642
    Foreign currency and forward foreign currency
    contracts                                                        5,266                 --                 --                 --
Capital shares at par value of $.01 (Note 4)                       131,435              4,813            813,537             89,373
Additional paid-in capital                                     161,356,156          5,887,436      1,364,204,780        114,291,298
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                 $   158,510,694    $     5,279,849    $ 1,425,677,232    $   115,982,014
                                                           ===============    ===============    ===============    ===============
Capital shares outstanding (Note 4)                             13,143,485            481,287         81,353,674          8,937,321
                                                           ---------------    ---------------    ---------------    ---------------
Net asset value, offering price and redemption price
    per share                                              $         12.06    $         10.97    $         17.52    $         12.98
                                                           ===============    ===============    ===============    ===============
Investments in securities, including repurchase
    agreements, at identified cost                         $   169,523,224    $     5,690,712    $ 1,687,464,866    $   113,713,330
                                                           ---------------    ---------------    ---------------    ---------------
Investments in foreign currency, at identified cost        $        31,041                 --                 --                 --
                                                           ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                              GLOBAL                                LARGE CAP         QUANTITATIVE
                                                              EQUITY             GROWTH              GROWTH              EQUITY
                                                               TRUST              TRUST               TRUST               TRUST
                                                           -------------      -------------       -------------       -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $ 728,870,854      $ 656,457,805       $ 548,486,739       $ 596,817,502
Repurchase agreement, at value                                28,002,000         19,283,000          20,337,000          33,152,000
Cash                                                                 712                 10                 119                  87
Foreign currency                                               4,127,180              3,674               2,492                  --
Receivables:
    Investments sold                                             862,424                 --           1,119,439           1,445,338
    Fund shares sold                                                  --            534,626             221,607           1,093,550
    Dividends and interest                                     1,138,301            392,631             416,613             264,990
    Foreign tax withholding reclaims                             365,813                178               7,663                  --
Other assets                                                       2,479              2,584               1,678               1,438
                                                           -------------      -------------       -------------       -------------
    TOTAL ASSETS                                             763,369,763        676,674,508         570,593,350         632,774,905
                                                           -------------      -------------       -------------       -------------

LIABILITIES
Payables
    Forward foreign currency contracts (Note 8)                   11,961                 --                 108                  --
    Investments purchased                                             --         15,249,021           1,812,891                  --
    Fund shares redeemed                                       2,914,790                 --                  --                  --
    Dividend and interest withholding tax                         42,795                 --               9,913                 706
    Other payables and accrued expenses                           95,999             67,585              49,787              48,693
    Due to broker (securities lending)                        34,884,984         24,163,405          27,027,931          19,912,926
                                                           -------------      -------------       -------------       -------------
    TOTAL LIABILITIES                                         37,950,529         39,480,011          28,900,630          19,962,325
                                                           -------------      -------------       -------------       -------------
NET ASSETS                                                 $ 725,419,234      $ 637,194,497       $ 541,692,720       $ 612,812,580
                                                           =============      =============       =============       =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $  14,834,904                 --       $         107       $   1,523,498
Accumulated undistributed net realized gain (loss) on:
    investments, foreign currency and forward foreign
    currency contracts                                        84,230,675       ($25,162,574)         12,320,948          75,587,220
Unrealized appreciation (depreciation) on:
    Investments                                               64,429,414        (87,248,820)        (39,571,467)         (1,829,010)
    Foreign currency and forward foreign currency
    contracts                                                    133,966              1,529                (537)                 --
Capital shares at par value of $.01 (Note 4)                     392,487            359,200             430,638             233,373
Additional paid-in capital                                   561,397,788        749,245,162         568,513,031         537,297,499
                                                           -------------      -------------       -------------       -------------
NET ASSETS                                                 $ 725,419,234      $ 637,194,497       $ 541,692,720       $ 612,812,580
                                                           =============      =============       =============       =============
Capital shares outstanding (Note 4)                           39,248,737         35,919,989          43,063,811          23,337,289
                                                           -------------      -------------       -------------       -------------
Net asset value, offering price and redemption price
    per share                                              $       18.48      $       17.74       $       12.58       $       26.26
                                                           =============      =============       =============       =============
Investments in securities, including repurchase
    agreements, at identified cost                         $ 692,443,439      $ 762,989,625       $ 608,395,206       $ 631,798,512
                                                           -------------      -------------       -------------       -------------
Investments in foreign currency, at identified cost        $   4,011,471      $       2,130       $       2,507                  --
                                                           =============      =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             BLUE CHIP         REAL ESTATE                              TACTICAL
                                                               GROWTH           SECURITIES            VALUE            ALLOCATION
                                                                TRUST              TRUST              TRUST               TRUST
                                                           --------------     --------------      --------------     --------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $2,022,599,478     $  270,009,280      $  185,518,383     $   43,313,072
Repurchase agreement, at value                                 25,727,000          4,191,000          21,378,000                 --
Cash                                                                  809                148                 910             11,999
Receivables:
    Investments sold                                            4,669,699                 --           2,147,576                 --
    Fund shares sold                                            2,122,077                 --             575,802                 --
    Dividends and interest                                      1,619,002          1,053,635             153,425             26,668
    Foreign tax withholding reclaims                                   --                 --                  --                 41
Other assets                                                       31,749                585                 401                109
                                                           --------------     --------------      --------------     --------------
    TOTAL ASSETS                                            2,056,769,814        275,254,648         209,774,497         43,351,889
                                                           --------------     --------------      --------------     --------------

LIABILITIES
Payables
    Investments purchased                                       3,226,275                 --          17,764,283             60,037
    Fund shares redeemed                                               --            737,968                  --             13,567
    Dividend and interest withholding tax                           6,413                 --                  --                 --
    Other payables and accrued expenses                           161,199             21,067              12,869             14,921
    Due to broker (securities lending)                         54,337,342         16,854,234           2,751,896                 --
                                                           --------------     --------------      --------------     --------------
    TOTAL LIABILITIES                                          57,731,229         17,613,269          20,529,048             88,525
                                                           --------------     --------------      --------------     --------------
NET ASSETS                                                 $1,999,038,585     $  257,641,379      $  189,245,449     $   43,263,364
                                                           ==============     ==============      ==============     ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                                    --     $    8,304,835      $    1,564,997     $          846
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency and forward
    foreign currency contracts                             $  128,059,425        (37,681,753)          4,000,746           (904,847)
Unrealized appreciation (depreciation) on:
    Investments                                               314,258,828         34,110,084          19,475,990         (2,245,359)
Capital shares at par value of $.01 (Note 4)                      993,102            165,496             114,839             37,074
Additional paid-in capital                                  1,555,727,230        252,742,717         164,088,877         46,375,650
                                                           --------------     --------------      --------------     --------------
NET ASSETS                                                 $1,999,038,585     $  257,641,379      $  189,245,449     $   43,263,364
                                                           ==============     ==============      ==============     ==============
Capital shares outstanding (Note 4)                            99,310,204         16,549,588          11,483,883          3,707,424
                                                           --------------     --------------      --------------     --------------
Net asset value, offering price and redemption price
    per share                                              $        20.13     $        15.57      $        16.48     $        11.67
                                                           ==============     ==============      ==============     ==============
Investments in securities, including repurchase
    agreements, at identified cost                         $1,734,067,650     $  240,090,196      $  187,420,393     $   45,558,431
                                                           ==============     ==============      ==============     ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                  GROWTH &          U.S. LARGE
                                                            EQUITY INDEX           INCOME           CAP VALUE         EQUITY-INCOME
                                                                TRUST               TRUST             TRUST               TRUST
                                                           --------------      --------------     --------------     --------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $  118,417,835      $2,919,766,364     $  414,790,182     $  980,067,153
Repurchase agreement, at value                                    123,000          15,009,000         22,602,000          8,645,000
Cash                                                                  257                 377                745                951
Receivables:
    Investments sold                                                   --                  --            240,648          1,340,287
    Fund shares sold                                               79,075                  --            580,532          1,610,301
    Dividends and interest                                         96,259           2,260,437            331,859          1,538,022
    Foreign tax withholding reclaims                                  231                  --                 --                 --
Other assets                                                           --              10,391                985             16,421
                                                           --------------      --------------     --------------     --------------
    TOTAL ASSETS                                              118,716,657       2,937,046,569        438,546,951        993,218,135
                                                           --------------      --------------     --------------     --------------

LIABILITIES
Payables
    Investments purchased                                              --                  --          3,106,531                 --
    Fund shares redeemed                                               --           4,331,192                 --                 --
    Variation margin for open futures contracts                     4,550                  --                 --                 --
    Dividend and interest withholding tax                              --                  --              1,407                 --
    Other payables and accrued expenses                            21,997             235,224             44,201             76,714
    Due to broker (securities lending)                          4,535,995          18,142,500                 --         27,466,788
                                                           --------------      --------------     --------------     --------------
    TOTAL LIABILITIES                                           4,562,542          22,708,916          3,152,139         27,543,502
                                                           --------------      --------------     --------------     --------------
NET ASSETS                                                 $  114,154,115      $2,914,337,653     $  435,394,812     $  965,674,633
                                                           ==============      ==============     ==============     ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                        $    1,085,568      $   10,407,561     $    1,729,790     $   17,359,680
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency and forward
    foreign currency contracts                                  1,325,524         130,574,062          1,661,946         90,303,403
Unrealized appreciation (depreciation) on:
    Investments                                                 9,820,065         736,293,895          9,998,425         95,443,579
    Futures contracts                                              (4,008)                 --                 --                 --
    Foreign currency and forward foreign currency
    contracts                                                          --                  --                162                 --
Capital shares at par value of $.01 (Note 4)                       69,586           1,021,283            332,572            573,903
Additional paid-in capital                                    101,857,380       2,036,040,852        421,671,917        761,994,068
                                                           --------------      --------------     --------------     --------------
NET ASSETS                                                 $  114,154,115      $2,914,337,653     $  435,394,812     $  965,674,633
                                                           ==============      ==============     ==============     ==============
Capital shares outstanding (Note 4)                             6,958,576         102,128,260         33,257,189         57,390,269
                                                           --------------      --------------     --------------     --------------
Net asset value, offering price and redemption price
    per share                                              $        16.40      $        28.54     $        13.09     $        16.83
                                                           ==============      ==============     ==============     ==============
Investments in securities, including repurchase
    agreements, at identified cost                         $  108,720,770      $2,198,481,469     $  427,393,757     $  893,268,574
                                                           ==============      ==============     ==============     ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                              INCOME &                                HIGH              STRATEGIC
                                                               VALUE            BALANCED              YIELD               BOND
                                                               TRUST              TRUST               TRUST               TRUST
                                                           -------------      -------------       -------------       -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $ 588,429,706      $ 204,849,920       $ 236,544,118       $ 396,511,811
Repurchase agreement, at value                                13,220,000          7,431,000          16,169,000                  --
Cash                                                                 186                843                 285                 572
Foreign currency                                                      --          2,056,786             193,317                   7
Receivables:
    Forward foreign currency contracts (Note 8)                       --                 --              40,263             345,087
    Investments sold                                           2,036,158                 --             591,882                  --
    Fund shares sold                                             623,004                 --                  --                  --
    Variation margin for open futures contracts                       --                 --               8,483                  --
    Dividends and interest                                     2,481,533          1,033,917           6,125,751           5,589,372
    Foreign tax withholding reclaims                               2,841              3,971                 921               4,908
Other assets                                                       1,945                745                 790               1,027
                                                           -------------      -------------       -------------       -------------
    TOTAL ASSETS                                             606,795,373        215,377,182         259,674,810         402,452,784
                                                           -------------      -------------       -------------       -------------

LIABILITIES
Payables
    Forward foreign currency contracts (Note 8)                       --                 --             479,857           1,071,954
    Investments purchased                                      1,431,652          6,090,690             690,582          61,334,792
    Fund shares redeemed                                              --             83,988             429,928             692,252
    Dividend and interest withholding tax                            765                 --               3,795               7,266
    Other payables and accrued expenses                           50,370             16,338              27,291              37,570
    Due to broker (securities lending)                        59,001,429          7,221,004          19,835,864           6,005,960
Deferred mortgage dollar roll income                                  --                 --                  --               9,780
                                                           -------------      -------------       -------------       -------------
    TOTAL LIABILITIES                                         60,484,216         13,412,020          21,467,317          69,159,574
                                                           -------------      -------------       -------------       -------------
NET ASSETS                                                 $ 546,311,157      $ 201,965,162       $ 238,207,493       $ 333,293,210
                                                           =============      =============       =============       =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $  14,473,276      $   4,067,477       $  26,832,654       $  25,717,615
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency and forward
    foreign currency contracts                                10,744,898         (7,434,483)         (8,387,340)        (25,477,253)
Unrealized appreciation (depreciation) on:
    Investments                                               11,915,793        (11,798,823)        (53,588,657)        (15,953,728)
    Futures contracts                                                 --                 --             260,733                  --
    Foreign currency and forward foreign currency
    contracts                                                        141            (14,966)           (423,560)           (698,700)
Capital shares at par value of $.01                              517,301            130,636             204,545             305,320
Additional paid-in capital                                   508,659,748        217,015,321         273,309,118         349,399,956
                                                           -------------      -------------       -------------       -------------
NET ASSETS                                                 $ 546,311,157      $ 201,965,162       $ 238,207,493       $ 333,293,210
                                                           =============      =============       =============       =============
Capital shares outstanding (Note 4)                           51,730,101         13,063,602          20,454,510          30,532,008
                                                           -------------      -------------       -------------       -------------
Net asset value, offering price and redemption price
    per share                                              $       10.56      $       15.46       $       11.65       $       10.92
                                                           =============      =============       =============       =============
Investments in securities, including repurchase
    agreements, at identified cost                         $ 589,733,913      $ 224,079,743       $ 306,301,775       $ 412,465,539
                                                           -------------      -------------       -------------       -------------
Investments in foreign currency, at identified cost                   --      $   2,056,786       $     181,342       $           6
                                                           =============      =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                                 GLOBAL             TOTAL           INVESTMENT         DIVERSIFIED
                                                                 BOND               RETURN         QUALITY BOND           BOND
                                                                 TRUST              TRUST              TRUST              TRUST
                                                             -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)              $ 178,263,181      $ 759,479,951      $ 327,931,042      $ 253,577,502
Repurchase agreement, at value                                     913,000          7,446,000            553,000          6,239,000
Cash                                                                    --          1,509,392                508                848
Foreign currency                                                 4,249,777          3,083,076                 --                 --
Receivables:
    Forward foreign currency contracts (Note 8)                  2,843,106          1,278,839                 --                 --
    Investments sold                                            46,149,258         17,026,880          1,713,809                 --
    Variation margin for open futures contracts                      9,666             26,019                 --                 --
    Dividends and interest                                       2,282,235          4,628,823          4,709,913          2,878,026
    Interest on swap agreement                                     371,249            323,265                 --                 --
    Foreign tax withholding reclaims                                    --             45,921             14,656                423
Written options outstanding, at value: premiums
    received $4,093 and $175,340 in the Global Bond
    and Total Return Trusts, respectively) (Notes 3)                 4,019              1,657                 --                 --
Other assets                                                           390              7,541                866                598
                                                             -------------      -------------      -------------      -------------
         TOTAL ASSETS                                          235,085,881        794,857,364        334,923,794        262,696,397
                                                             -------------      -------------      -------------      -------------

LIABILITIES
Payables
    Forward foreign currency contracts (Note 8)                  3,421,591          1,495,484                 --                 --
    Investments purchased                                      113,165,203        402,469,029          2,341,724                 --
    Fund shares redeemed                                         1,013,952          1,184,714            106,823          1,033,318
    Interest on swap agreement                                     587,262             96,984                 --                 --
    Variation margin for open futures contracts                         --                 --                 --                441
    Dividend and interest withholding tax                            1,630                 --              1,765                 --
    Due to custodian                                                71,807                 --                 --                 --
    Other payables and accrued expenses                             23,151             45,602             27,646             20,396
    Due to broker (securities lending)                                  --                 --         49,720,569         49,180,493
Interest rate swap contracts (Notes 3)                             430,826          1,918,188                 --                 --
                                                             -------------      -------------      -------------      -------------
    TOTAL LIABILITIES                                          118,715,422        407,210,001         52,198,527         50,234,648
                                                             -------------      -------------      -------------      -------------
NET ASSETS                                                   $ 116,370,459      $ 387,647,363      $ 282,725,267      $ 212,461,749
                                                             =============      =============      =============      =============

Net assets consist of:
Undistributed net investment income                          $     709,446      $  19,391,543      $  19,361,929      $  13,274,035
Accumulated undistributed net realized gain (loss) on:
    investments, futures, foreign currency and forward
    foreign currency contracts                                 (11,406,674)         1,587,152        (11,050,686)        (4,158,187)
Unrealized appreciation (depreciation) on:
    Investments                                                  4,308,770          8,373,023         (6,536,107)         2,176,051
    Futures contracts                                              133,169         (1,840,971)                --                 --
    Options & swaps                                               (426,807)        (1,916,531)                --                 --
    Foreign currency and forward foreign currency
    contracts                                                   (2,510,828)          (226,738)                --                 20
Capital shares at par value of $.01 (Note 4)                       101,869            290,808            240,824            202,936
Additional paid-in capital                                     125,461,514        361,989,077        280,709,307        200,966,894
                                                             -------------      -------------      -------------      -------------
NET ASSETS                                                   $ 116,370,459      $ 387,647,363      $ 282,725,267      $ 212,461,749
                                                             =============      =============      =============      =============
Capital shares outstanding (Note 4)                             10,186,942         29,080,767         24,082,354         20,293,638
                                                             -------------      -------------      -------------      -------------
Net asset value, offering price and redemption price
    per share                                                $       11.42      $       13.33      $       11.74      $       10.47
                                                             =============      =============      =============      =============
Investments in securities, including repurchase
    agreements, at identified cost                           $ 174,867,411      $ 758,552,928      $ 335,020,149      $ 257,640,451
                                                             -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost          $   4,309,605      $   2,931,868                 --                 --
                                                             =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                                U.S.
                                                            GOVERNMENT             MONEY            SMALL CAP         INTERNATIONAL
                                                            SECURITIES             MARKET             INDEX               INDEX
                                                               TRUST               TRUST              TRUST               TRUST
                                                           -------------       -------------      -------------       -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)            $ 405,200,780       $ 821,247,487      $  34,448,103       $  48,284,114
Repurchase agreements, at value                               36,004,000          94,656,000          4,309,000           1,228,000
Cash                                                                 797                 346                515                 349
Foreign currency                                                      --                  --                 --               3,555
Receivables:
    Investments sold                                                  --                  --             33,321               7,139
    Fund shares sold                                                  --          34,043,565            178,246                  --
    Variation margin for open futures contracts                       --                  --                 --               4,948
    Dividends and interest                                     2,126,352             263,562             23,388              32,281
    Foreign tax withholding reclaims                                  --                  --                 --              26,779
Other assets                                                         899              14,639                103                 140
                                                           -------------       -------------      -------------       -------------
    TOTAL ASSETS                                             443,332,828         950,225,599         38,992,676          49,587,305
                                                           -------------       -------------      -------------       -------------

LIABILITIES
Payables
    Investments purchased                                    109,018,179                  --                 --                  --
    Fund shares redeemed                                       1,093,194                  --                 --               4,144
    Variation margin for open futures contracts                       --                  --            377,775                  --
    Dividend and interest withholding tax                             --                  --                 --               3,292
    Other payables and accrued expenses                           38,049              70,226              4,618               5,487
    Due to broker (securities lending)                                --                  --          3,785,455             394,769
Deferred mortgage dollar roll income                              20,121                  --                 --                  --
                                                           -------------       -------------      -------------       -------------
    TOTAL LIABILITIES                                        110,169,543              70,226          4,167,848             407,692
                                                           -------------       -------------      -------------       -------------
NET ASSETS                                                 $ 333,163,285       $ 950,155,373      $  34,824,828       $  49,179,613
                                                           =============       =============      =============       =============

Net assets consist of:
Undistributed net investment income (loss)                 $  20,916,343                  --      $          57            ($15,694)
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency and forward
    foreign currency contracts                               (15,211,959)                 --         (5,177,234)           (415,894)
Unrealized appreciation (depreciation) on:
    Investments                                                4,732,953                  --          1,373,234          (5,168,699)
    Futures contracts                                                 --                  --            401,717              10,961
    Foreign currency and forward foreign currency
    contracts                                                         --                  --                 --               1,354
Capital shares at par value of $.01 (Note 4)                     245,483       $     950,155             30,835              44,265
Additional paid-in capital                                   322,480,465         949,205,218         38,196,219          54,723,320
                                                           -------------       -------------      -------------       -------------
NET ASSETS                                                 $ 333,163,285       $ 950,155,373      $  34,824,828       $  49,179,613
                                                           =============       =============      =============       =============
Capital shares outstanding (Note 4)                           24,548,267          95,015,523          3,083,529           4,426,521
                                                           -------------       -------------      -------------       -------------
Net asset value, offering price and redemption price
    per share                                              $       13.57       $       10.00      $       11.29       $       11.11
                                                           =============       =============      =============       =============
Investments in securities, including repurchase
    agreements, at identified cost                         $ 436,471,827       $ 915,903,487      $  37,383,869       $  54,680,813
                                                           -------------       -------------      -------------       -------------
Investments in foreign currency, at identified cost                   --                  --                 --       $       3,486
                                                           =============       =============      =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                                MID CAP         TOTAL STOCK                            LIFESTYLE
                                                                 INDEX          MARKET INDEX         500 INDEX         AGGRESSIVE
                                                                 TRUST             TRUST               TRUST           1000 TRUST
                                                             -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)              $  39,118,095      $  64,936,188      $ 805,829,265      $ 148,695,275
Repurchase agreement, at value                                   4,236,000          2,963,000         13,675,000                 --
Cash                                                                   498                674                 70              2,349
Receivables:
    Investments sold                                                    --             10,385                 --            763,860
    Fund shares sold                                                    --             40,924                 --            244,162
    Dividends and interest                                          18,152             48,803            562,751                 --
    Foreign tax withholding reclaims                                    --                 --              1,286                 --
    From adviser                                                        --                 --                 --              1,869
Other assets                                                            83                154              1,554                419
                                                             -------------      -------------      -------------      -------------
    TOTAL ASSETS                                                43,372,828         68,000,128        820,069,926        149,707,934
                                                             -------------      -------------      -------------      -------------

LIABILITIES
Payables
    Investments purchased                                               --                 --                 --          1,007,480
    Fund shares redeemed                                         3,600,698                 --          4,099,222                 --
    Variation margin for open futures contracts                     69,015             50,957            348,224                 --
    Dividend and interest withholding tax                               --                  5                 --                 --
    Other payables and accrued expenses                              3,982              5,706              3,178              7,710
    Due to broker (securities lending)                           7,691,694         11,552,968        135,354,969                 --
                                                             -------------      -------------      -------------      -------------
    TOTAL LIABILITIES                                           11,365,389         11,609,636        139,805,593          1,015,190
                                                             -------------      -------------      -------------      -------------
NET ASSETS                                                   $  32,007,439      $  56,390,492      $ 680,264,333      $ 148,692,744
                                                             =============      =============      =============      =============

Net assets consist of:
Undistributed net investment income (loss)                   $       3,267                 --      $      17,641                 --
Accumulated undistributed net realized gain (loss) on:
    investments, futures, foreign currency and forward
    foreign currency contracts                                    (123,137)          ($13,589)        (1,992,807)     $   1,445,209
Unrealized appreciation (depreciation) on:
    Investments                                                    459,572         (6,209,206)       (30,635,133)        (5,749,890)
    Futures contracts                                              (58,327)           (64,426)          (839,630)                --
Capital shares at par value of $.01 (Note 4)                        24,413             50,616            603,076            113,621
Additional paid-in capital                                      31,701,651         62,627,097        713,111,186        152,883,804
                                                             -------------      -------------      -------------      -------------
NET ASSETS                                                   $  32,007,439      $  56,390,492      $ 680,264,333      $ 148,692,744
                                                             =============      =============      =============      =============
Capital shares outstanding (Note 4)                              2,441,289          5,061,571         60,307,605         11,362,091
                                                             -------------      -------------      -------------      -------------
Net asset value, offering price and redemption price
    per share                                                $       13.11      $       11.14      $       11.28      $       13.09
                                                             =============      =============      =============      =============
Investments in securities, including repurchase
    agreements, at identified cost                           $  42,894,523      $  74,108,394      $ 850,139,398      $ 154,445,165
                                                             =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2000
--------------------------------------------------------------------------------

                                                            LIFESTYLE           LIFESTYLE           LIFESTYLE           LIFESTYLE
                                                            GROWTH 820         BALANCED 640        MODERATE 460       CONSERVATIVE
                                                              TRUST               TRUST               TRUST             280 TRUST
                                                          -------------       -------------       -------------       -------------
ASSETS
Investments in securities, at value
    (See accompanying portfolio of investments)           $ 545,132,538       $ 545,738,928       $ 182,045,792       $ 105,626,886
Cash                                                                938               2,173                 461                 226
Receivables:
    Investments sold                                          2,572,446           2,004,671             507,689              88,048
    Fund shares sold                                            285,867             167,768                  --              75,417
    Dividends and interest                                           --               7,816               9,541              10,046
    From adviser                                                     --                  52                 171               5,443
Other assets                                                      1,464               1,549                 533                 306
                                                          -------------       -------------       -------------       -------------
    TOTAL ASSETS                                            547,993,253         547,922,957         182,564,187         105,806,372
                                                          -------------       -------------       -------------       -------------

LIABILITIES
Payables
    Investments purchased                                     2,856,687           2,178,628             487,947             173,086
    Fund shares redeemed                                             --                  --              28,649                  --
    Other payables and accrued expenses                          30,779              26,124               9,634               6,128
                                                          -------------       -------------       -------------       -------------
    TOTAL LIABILITIES                                         2,887,466           2,204,752             526,230             179,214
                                                          -------------       -------------       -------------       -------------
NET ASSETS                                                $ 545,105,787       $ 545,718,205       $ 182,037,957       $ 105,627,158
                                                          =============       =============       =============       =============

Net assets consist of :
Accumulated undistributed net realized gain (loss) on
    investments                                           $   5,572,587       $   4,396,255         ($4,579,454)          ($820,860)
Unrealized appreciation (depreciation) on:
    Investments                                             (13,815,847)         (1,813,582)          1,511,744           2,245,954
Capital shares at par value of $.01 (Note 4)                    400,977             403,475             139,971              80,199
Additional paid-in capital                                  552,948,070         542,732,057         184,965,696         104,121,865
                                                          -------------       -------------       -------------       -------------
NET ASSETS                                                $ 545,105,787       $ 545,718,205       $ 182,037,957       $ 105,627,158
                                                          =============       =============       =============       =============
Capital shares outstanding (Note 4)                          40,097,690          40,347,485          13,997,082           8,019,951
                                                          -------------       -------------       -------------       -------------
Net asset value, offering price and redemption price
    per share                                             $       13.59       $       13.53       $       13.01       $       13.17
                                                          =============       =============       =============       =============
Investments in securities, including repurchase
    agreements, at identified cost                        $ 558,948,385       $ 547,552,509       $ 180,534,048       $ 103,380,932
                                                          =============       =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                           PACIFIC RIM           INTERNET          SCIENCE &          INTERNATIONAL
                                                             EMERGING          TECHNOLOGIES        TECHNOLOGY           SMALL CAP
                                                          MARKETS TRUST           TRUST *             TRUST               TRUST
                                                          -------------       -------------       -------------       -------------
Investment Income:
    Interest                                              $     541,603       $     203,158       $   5,642,225       $     808,430
    Dividends                                                 1,198,994               2,992             695,895           2,144,644
    Less: Foreign taxes withheld                               (149,746)               (104)            (69,496)           (244,815)
                                                          -------------       -------------       -------------       -------------
    Total income                                              1,590,851             206,046           6,268,624           2,708,259
                                                          -------------       -------------       -------------       -------------
Expenses:
    Investment adviser fee (Note 6)                             826,869             364,054          16,814,048           3,416,149
    Custodian fee                                               144,774              30,378             355,584           1,223,861
    Fund administration fees (Note 6)                             8,463               4,271             124,158              25,420
    Printing and postage fees                                     7,501               2,457             112,491              23,329
    Audit and legal fees                                          7,522               2,882             112,598              22,662
    Registration and filing fees                                  2,270                 886              35,553               6,120
    Trustees fees and expenses (Note 7)                           2,165                 599              32,192               6,665
    Miscellaneous                                                 2,282                 535              26,058              67,415
                                                          -------------       -------------       -------------       -------------
    Expenses before reimbursement by
    investment adviser                                        1,001,846             406,062          17,612,682           4,791,621
    Less reimbursement of expenses by
    investment adviser (Note 6)                                      --                  --            (137,983)                 --
                                                          -------------       -------------       -------------       -------------
    Total expenses                                            1,001,846             406,062          17,474,699           4,791,621
                                                          -------------       -------------       -------------       -------------
Net investment income (loss)                                    589,005            (200,016)        (11,206,075)         (2,083,362)
                                                          -------------       -------------       -------------       -------------

Realized and unrealized loss on investments, foreign
    currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                   6,031,370          (5,615,905)         14,942,384         (51,301,139)
    Foreign currency and forward foreign currency
    contracts                                                   125,896                  --            (445,548)         (3,021,848)
Change in unrealized appreciation (depreciation) on:
    Investments                                             (30,788,978)        (30,537,590)       (642,458,134)        (61,573,091)
    Foreign currency and forward foreign currency
    contracts                                                   (44,128)                 --              (6,826)             34,762
                                                          -------------       -------------       -------------       -------------
    Net loss on investments, foreign currency and
    forward foreign currency contracts                      (24,675,840)        (36,153,495)       (627,968,124)       (115,861,316)
                                                          -------------       -------------       -------------       -------------

Net decrease in net assets resulting from operations       ($24,086,835)       ($36,353,511)      ($639,174,199)      ($117,944,678)
                                                          =============       =============       =============       =============

* For the period May 1, 2000 (commencement of operations) to December 31, 2000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                            AGGRESSIVE            EMERGING         SMALL COMPANY          DYNAMIC
                                                              GROWTH           SMALL COMPANY           BLEND              GROWTH
                                                               TRUST               TRUST               TRUST              TRUST *
                                                           ------------        ------------        ------------        ------------
Investment Income:
    Interest                                               $  1,279,511        $  4,205,925        $    610,115        $    921,318
    Dividends                                                   158,127           2,009,245             434,704              11,579
    Less: Foreign taxes withheld                                     --                (611)               (115)                 --
                                                           ------------        ------------        ------------        ------------
    Total income                                              1,437,638           6,214,559           1,044,704             932,897
                                                           ------------        ------------        ------------        ------------
Expenses:
    Investment adviser fee (Note 6)                           3,154,189           6,154,952             925,735             654,785
    Custodian fee                                               137,782             166,185             102,973              31,090
    Fund administration fees (Note 6)                            17,797              41,505               6,732               2,523
    Printing and postage fees                                    19,583              40,796               6,189               4,493
    Audit and legal fees                                         18,342              38,837               6,082               3,912
    Registration and filing fees                                  5,685              10,820               1,918               1,669
    Trustees fees and expenses (Note 7)                           4,863              10,849               1,674                 788
    Miscellaneous                                                 5,859              12,339               1,256               2,400
                                                           ------------        ------------        ------------        ------------
    Total expenses                                            3,364,100           6,476,283           1,052,559             701,660
                                                           ------------        ------------        ------------        ------------
Net investment income (loss)                                 (1,926,462)           (261,724)             (7,855)            231,237
                                                           ------------        ------------        ------------        ------------

Realized and unrealized loss on investments, futures,
    foreign currency, and forward foreign
    currency contracts:
Net realized gain (loss) on:
    Investment transactions                                  (4,968,236)         18,631,628           6,874,622         (13,378,389)
Change in unrealized appreciation (depreciation) on:
    Investments                                             (28,429,808)        (60,108,199)        (33,134,505)        (42,286,936)
    Foreign currency and forward foreign currency
    contracts                                                        --                  46                  --                  --
                                                           ------------        ------------        ------------        ------------
    Net loss on investments, foreign currency and
    forward foreign currency contracts                      (33,398,044)        (41,476,525)        (26,259,883)        (55,665,325)
                                                           ------------        ------------        ------------        ------------

Net decrease in net assets resulting from operations       ($35,324,506)       ($41,738,249)       ($26,267,738)       ($55,434,088)
                                                           ============        ============        ============        ============

* For the period May 1, 2000 (commencement of operations) to December 31, 2000.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                MID CAP            ALL CAP                            INTERNATIONAL
                                                                 STOCK             GROWTH            OVERSEAS             STOCK
                                                                 TRUST              TRUST              TRUST              TRUST
                                                             -------------      -------------      -------------      -------------
Investment Income:
    Interest                                                 $     548,081      $   4,149,292      $   2,630,475      $     911,716
    Dividends                                                      365,640          1,499,195          5,598,753          3,158,601
    Less: Foreign taxes withheld                                        --            (19,642)          (786,284)          (417,492)
                                                             -------------      -------------      -------------      -------------
    Total income                                                   913,721          5,628,845          7,442,944          3,652,825
                                                             -------------      -------------      -------------      -------------
Expenses:
    Investment adviser fee (Note 6)                                955,504          8,501,735          4,578,209          2,890,232
    Custodian fee                                                   53,492            217,729            815,942            452,927
    Fund administration fees (Note 6)                                4,255             66,136             32,198             12,797
    Printing and postage fees                                        5,034             64,682             33,064             16,968
    Audit and legal fees                                             3,903             62,363             30,796             14,137
    Registration and filing fees                                       776             17,749              8,686              3,369
    Trustees fees and expenses (Note 7)                              1,212             16,933              8,441              3,757
    Miscellaneous                                                    3,913             16,412             11,006              5,664
                                                             -------------      -------------      -------------      -------------
    Expenses before reimbursement by
    investment adviser                                           1,028,089          8,963,739          5,518,342          3,399,851
    Less reimbursement of expenses by
    investment adviser (Note 6)                                         --                 --                 --            (24,422)
                                                             -------------      -------------      -------------      -------------
    Total expenses                                               1,028,089          8,963,739          5,518,342          3,375,429
                                                             -------------      -------------      -------------      -------------
Net investment income (loss)                                      (114,368)        (3,334,894)         1,924,602            277,396
                                                             -------------      -------------      -------------      -------------

Realized and unrealized loss on investments, futures,
    foreign currency, and forward foreign
    currency contracts:
Net realized gain (loss) on:
    Investment transactions                                     (7,799,563)        38,059,185         33,187,007         12,343,861
    Futures contracts                                                   --          4,663,881           (102,924)                --
    Foreign currency and forward foreign currency
    contracts                                                           --                 --           (398,996)           119,994
Change in unrealized appreciation (depreciation) on:
    Investments                                                  1,849,710       (167,605,066)      (125,362,488)       (59,936,079)
    Futures contracts                                                   --                 --           (383,121)                --
    Foreign currency and forward foreign currency
    contracts                                                           --                 --            (28,968)            10,749
                                                             -------------      -------------      -------------      -------------
    Net loss on investments, futures, foreign
    currency and forward foreign currency contracts             (5,949,853)      (124,882,000)       (93,089,490)       (47,461,475)
                                                             -------------      -------------      -------------      -------------
    Net decrease in net assets resulting from operations       ($6,064,221)     ($128,216,894)      ($91,164,888)      ($47,184,079)
                                                             =============      =============      =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                                                          SMALL
                                                          INTERNATIONAL          CAPITAL             MID CAP             COMPANY
                                                              VALUE           APPRECIATION            BLEND               VALUE
                                                              TRUST              TRUST *              TRUST               TRUST
                                                          -------------       -------------       -------------       -------------
Investment Income:
    Interest                                              $     528,727       $       5,916       $   4,423,921       $     169,144
    Dividends                                                 3,562,966               4,571          16,351,352           1,428,790
    Less: Foreign taxes withheld                               (358,859)                (61)            (36,497)               (305)
                                                          -------------       -------------       -------------       -------------
    Total income                                              3,732,834              10,426          20,738,776           1,597,629
                                                          -------------       -------------       -------------       -------------
Expenses:
    Investment adviser fee (Note 6)                           1,329,316               7,738          13,403,289           1,054,874
    Custodian fee                                               214,771               4,737             356,467             162,414
    Fund administration fees (Note 6)                             3,076                 112             122,888               4,358
    Printing and postage fees                                     6,252                 484             124,154               6,336
    Audit and legal fees                                          4,322                 259             116,366               4,959
    Registration and filing fees                                  1,361                 189              26,050                 788
    Trustees fees and expenses (Note 7)                           1,140                  47              31,431               1,184
    Miscellaneous                                                 2,365                 253              31,570               6,944
                                                          -------------       -------------       -------------       -------------
    Expenses before reimbursement by
    investment adviser                                        1,562,603              13,819          14,212,215           1,241,857
    Less reimbursement of expenses by
    investment adviser (Note 6)                                      --              (1,616)                 --                  --
                                                          -------------       -------------       -------------       -------------
    Total expenses                                            1,562,603              12,203          14,212,215           1,241,857
                                                          -------------       -------------       -------------       -------------
Net investment income (loss)                                  2,170,231              (1,777)          6,526,561             355,772
                                                          -------------       -------------       -------------       -------------

Realized and unrealized loss on investments, futures,
    foreign currency, and forward foreign currency
    contracts:
Net realized gain (loss) on:
    Investment transactions                                   2,749,492            (139,941)        170,334,772           1,604,317
    Futures contracts                                                --                  --            (178,808)                 --
    Foreign currency and forward foreign currency
    contracts                                                  (369,715)                 --              (2,837)                 --
Change in unrealized appreciation (depreciation) on:
    Investments                                             (11,847,716)           (472,460)       (275,712,170)          5,064,744
    Foreign currency and forward foreign currency
    contracts                                                     5,712                  --               1,004                  --
                                                          -------------       -------------       -------------       -------------
    Net gain (loss) on investments, futures, foreign
    currency and forward foreign currency contracts          (9,462,227)           (612,401)       (105,558,039)          6,669,061
                                                          -------------       -------------       -------------       -------------
    Net increase (decrease) in net assets resulting
    from operations                                         ($7,291,996)          ($614,178)       ($99,031,478)      $   7,024,833
                                                          =============       =============       =============       =============

* For the period November 1, 2000 (commencement of operations) to December 31, 2000.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                              GLOBAL                                LARGE CAP         QUANTITATIVE
                                                              EQUITY             GROWTH              GROWTH              EQUITY
                                                               TRUST              TRUST               TRUST               TRUST
                                                          -------------       -------------       -------------       -------------
Investment Income:
    Interest                                              $   1,871,814       $     672,729       $   1,528,755       $   1,847,499
    Dividends                                                17,777,303           4,178,265           3,334,062           3,708,556
    Less: Foreign taxes withheld                             (1,489,752)                 --             (24,214)             (3,851)
                                                          -------------       -------------       -------------       -------------
    Total income                                             18,159,365           4,850,994           4,838,603           5,552,204
                                                          -------------       -------------       -------------       -------------
Expenses:
    Investment adviser fee (Note 6)                           6,643,175           6,472,854           4,542,483           3,773,024
    Custodian fee                                               654,355             146,937             193,822             122,137
    Fund administration fees (Note 6)                            56,106              58,559              38,272              33,662
    Printing and postage fees                                    57,508              61,142              40,692              35,883
    Audit and legal fees                                         46,737              54,085              36,295              33,040
    Registration and filing fees                                 12,428              16,369              15,138              12,526
    Trustees fees and expenses (Note 7)                          14,521              15,252               9,939               8,867
    Miscellaneous                                                21,597              11,966              11,043               9,568
                                                          -------------       -------------       -------------       -------------
    Total expenses                                            7,506,427           6,837,164           4,887,684           4,028,707
                                                          -------------       -------------       -------------       -------------
Net investment income (loss)                                 10,652,938          (1,986,170)            (49,081)          1,523,497
                                                          -------------       -------------       -------------       -------------

Realized and unrealized gain (loss) on investments,
    foreign currency, and forward foreign currency
    contracts:
Net realized gain (loss) on:
    Investment transactions                                  89,545,885         (24,296,339)         14,601,898          75,887,609
    Foreign currency and forward foreign currency
    contracts                                                 8,234,605                  --               7,019                  --
Change in unrealized appreciation (depreciation) on:
    Investments                                             (24,156,941)       (209,392,147)       (101,263,374)        (54,352,471)
    Foreign currency and forward foreign currency
    contracts                                                (3,898,701)               (272)                (28)                 --
                                                          -------------       -------------       -------------       -------------
    Net gain (loss) on investments, foreign currency
    and forward foreign currency contracts                   69,724,848        (233,688,758)        (86,654,485)         21,535,138
                                                          -------------       -------------       -------------       -------------
    Net increase (decrease) in net assets resulting
    from operations                                       $  80,377,786       ($235,674,928)       ($86,703,566)      $  23,058,635
                                                          =============       =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             BLUE CHIP          REAL ESTATE                              TACTICAL
                                                              GROWTH             SECURITIES            VALUE            ALLOCATION
                                                               TRUST               TRUST               TRUST              TRUST *
                                                           -------------       -------------       -------------      -------------
Investment Income:
    Interest                                               $   2,873,137       $     195,580       $     319,376      $     719,201
    Dividends                                                 13,545,528          11,836,476           2,536,095            205,409
    Less: Foreign taxes withheld                                (100,856)                 --                  --             (1,241)
                                                           -------------       -------------       -------------      -------------
    Total income                                              16,317,809          12,032,056           2,855,471            923,369
                                                           -------------       -------------       -------------      -------------
Expenses:
    Investment adviser fee (Note 6)                           17,113,773           1,491,642           1,196,810            269,753
    Custodian fee                                                312,626              68,597              50,386            115,354
    Fund administration fees (Note 6)                            138,728              11,948               9,417              2,186
    Printing and postage fees                                    142,018              13,578              11,268              2,672
    Audit and legal fees                                         133,792              11,962               9,854              2,526
    Registration and filing fees                                  35,653               5,718               1,482                909
    Trustees fees and expenses (Note 7)                           35,921               3,175               2,456                628
    Miscellaneous                                                 33,665               7,803               8,801              6,865
                                                           -------------       -------------       -------------      -------------
    Expenses before reimbursement by
    investment adviser                                        17,946,176           1,614,423           1,290,474            400,893
    Less reimbursement of expenses by
    investment adviser (Note 6)                                 (174,090)                 --                  --                 --
                                                           -------------       -------------       -------------      -------------
    Net expenses                                              17,772,086           1,614,423           1,290,474            400,893
                                                           -------------       -------------       -------------      -------------
Net investment income (loss)                                  (1,454,277)         10,417,633           1,564,997            522,476
                                                           -------------       -------------       -------------      -------------

Realized and unrealized gain (loss) on investments,
    futures, foreign currency, and forward foreign
    currency contracts:
Net realized gain (loss) on:
    Investment transactions                                  130,400,392          (2,253,978)          6,550,491            119,275
    Foreign currency and forward foreign currency
    contracts                                                    (19,570)                 --                  --                 --
Change in unrealized appreciation (depreciation) on:
    Investments                                             (195,435,034)         42,437,156          26,097,496         (2,245,359)
    Foreign currency and forward foreign currency
    contracts                                                         (1)                 --                  --                 --
                                                           -------------       -------------       -------------      -------------
    Net gain (loss) on investments, futures, foreign
    currency and forward foreign currency contracts          (65,054,213)         40,183,178          32,647,987         (2,126,084)
                                                           -------------       -------------       -------------      -------------
    Net increase (decrease) in net assets resulting
    from operations                                         ($66,508,490)      $  50,600,811       $  34,212,984        ($1,603,608)
                                                           =============       =============       =============      =============

* For the period May 1, 2000 (commencement of operations) to December 31, 2000.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                              EQUITY             GROWTH &          U.S. LARGE            EQUITY-
                                                               INDEX              INCOME            CAP VALUE            INCOME
                                                               TRUST               TRUST              TRUST               TRUST
                                                          -------------       -------------       -------------       -------------
Investment Income:
    Interest                                              $     239,871       $   1,978,734       $   1,043,941       $   2,195,826
    Dividends                                                 1,330,697          33,513,935           3,751,690          24,130,175
    Less: Foreign taxes withheld                                 (6,140)           (160,920)            (28,024)           (145,181)
                                                          -------------       -------------       -------------       -------------
    Total income                                              1,564,428          35,331,749           4,767,607          26,180,820
                                                          -------------       -------------       -------------       -------------
Expenses:
    Investment adviser fee (Note 6)                             299,575          23,601,208           2,878,247           8,043,881
    Custodian fee                                               143,232             445,075              98,920             168,020
    Fund administration fees (Note 6)                             9,335             240,633              12,946              64,177
    Printing and postage fees                                     9,105             236,205              17,614              70,209
    Audit and legal fees                                          8,776             227,967              14,618              63,626
    Registration and filing fees                                  2,246              54,152               5,150              12,796
    Trustees fees and expenses (Note 7)                           2,397              61,770               3,378              16,441
    Miscellaneous                                                 4,194              57,178               6,899              19,667
                                                          -------------       -------------       -------------       -------------
    Expenses before reimbursement by
    investment adviser                                          478,860          24,924,188           3,037,772           8,458,817
    Less reimbursement of expenses by
    investment adviser (Note 6)                                      --                  --                  --             (76,513)
                                                          -------------       -------------       -------------       -------------
    Total expenses                                              478,860          24,924,188           3,037,772           8,382,304
                                                          -------------       -------------       -------------       -------------
Net investment income                                         1,085,568          10,407,561           1,729,835          17,798,516
                                                          -------------       -------------       -------------       -------------

Realized and unrealized gain (loss) on investments,
    foreign currency, and forward foreign currency
    contracts:
Net realized gain (loss) on:
    Investment transactions                                   1,699,684         130,574,062           1,661,946          90,403,152
    Futures contracts                                          (129,466)                 --                  --                  --
    Foreign currency and forward foreign currency
    contracts                                                        --                  --                 (45)            (43,755)
Change in unrealized appreciation (depreciation) on:
    Investments                                             (14,412,449)       (367,751,541)          4,562,557          (1,907,634)
    Futures contracts                                           (87,609)                 --                  --                  --
    Foreign currency and forward foreign currency
    contracts                                                        --                  --                 162                (462)
                                                          -------------       -------------       -------------       -------------
    Net gain (loss) on investments, foreign currency
    and forward foreign currency contracts                  (12,929,840)       (237,177,479)          6,224,620          88,451,301
                                                          -------------       -------------       -------------       -------------
    Net increase (decrease) in net assets resulting
    from operations                                        ($11,844,272)      ($226,769,918)      $   7,954,455       $ 106,249,817
                                                          =============       =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             INCOME &                                 HIGH              STRATEGIC
                                                              VALUE              BALANCED             YIELD                BOND
                                                              TRUST                TRUST              TRUST               TRUST
                                                           ------------        ------------        ------------        ------------
Investment Income:
    Interest                                               $ 14,955,757        $  5,237,806        $ 25,987,195        $ 30,201,040
    Mortgage dollar rolls                                            --                  --                  --             524,952
    Dividends                                                 4,531,232             818,226             341,837                  --
    Less: Foreign taxes withheld                                (30,261)             (2,107)               (331)                 --
                                                           ------------        ------------        ------------        ------------
    Total income                                             19,456,728           6,053,925          26,328,701          30,725,992
                                                           ------------        ------------        ------------        ------------
Expenses:
    Investment adviser fee (Note 6)                           4,696,094           1,849,965           1,857,084           2,642,791
    Custodian fee                                               154,346              62,365              90,253             177,529
    Fund administration fees (Note 6)                            45,607              17,761              12,194              20,920
    Printing and postage fees                                    46,880              18,643              14,891              24,291
    Audit and legal fees                                         43,711              17,228              12,298              20,883
    Registration and filing fees                                  9,092               3,494               2,742               3,606
    Trustees fees and expenses (Note 7)                          11,614               3,996               3,265               5,446
    Miscellaneous                                                18,400              14,402              11,122              38,289
                                                           ------------        ------------        ------------        ------------
    Total expenses                                            5,025,744           1,987,854           2,003,849           2,933,755
                                                           ------------        ------------        ------------        ------------
Net investment income                                        14,430,984           4,066,071          24,324,852          27,792,237
                                                           ------------        ------------        ------------        ------------

Realized and unrealized gain (loss) on investments,
    foreign currency, and forward foreign currency
    contracts:
Net realized gain (loss) on:
    Investment transactions                                  10,979,985          (6,964,662)         (5,906,879)         (2,246,256)
    Futures and written options contracts                            --                  --             431,608            (708,065)
    Foreign currency and forward foreign currency
    contracts                                                      (696)              1,405           2,349,715          (3,297,080)
Change in unrealized appreciation (depreciation) on:
    Investments                                               2,131,937         (17,657,715)        (42,561,798)          2,460,607
    Futures contracts                                                --                  --              87,670                  --
    Foreign currency and forward foreign currency
    contracts                                                       576              (9,451)           (579,348)           (594,541)
                                                           ------------        ------------        ------------        ------------
    Net gain (loss) on investments, foreign currency
    and forward foreign currency contracts                   13,111,802         (24,630,423)        (46,179,032)         (4,385,335)
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in net assets resulting
    from operations                                        $ 27,542,786        ($20,564,352)       ($21,854,180)       $ 23,406,902
                                                           ============        ============        ============        ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                 GLOBAL             TOTAL            INVESTMENT        DIVERSIFIED
                                                                  BOND              RETURN          QUALITY BOND          BOND
                                                                  TRUST             TRUST              TRUST              TRUST
                                                              ------------       ------------       -----------       ------------
Investment Income:
    Interest                                                  $  6,736,011       $ 21,823,914       $ 21,288,465       $ 14,881,138
    Dividends                                                        9,751             69,245             50,499                 --
    Less: Foreign taxes withheld                                        --            (12,487)              (682)            (1,161)
                                                              ------------       ------------       ------------       ------------
    Total income                                                 6,745,762         21,880,672         21,338,282         14,879,977
                                                              ------------       ------------       ------------       ------------
Expenses:
    Investment adviser fee (Note 6)                                961,709          2,398,611          1,806,503          1,526,414
    Custodian fee                                                  179,916            152,379            160,485             68,519
    Fund administration fees (Note 6)                                9,106              6,983             20,443             12,382
    Printing and postage fees                                        9,895             13,357              3,534             13,796
    Audit and legal fees                                             8,910              8,754             16,779             11,984
    Registration and filing fees                                     1,458              2,633              4,064              2,315
    Trustees fees and expenses (Note 7)                              2,288              2,236              5,205              3,233
    Miscellaneous                                                   31,732             13,636              9,202             19,345
                                                              ------------       ------------       ------------       ------------
    Total expenses                                               1,205,014          2,598,589          2,026,215          1,657,988
                                                              ------------       ------------       ------------       ------------
Net investment income                                            5,540,748         19,282,083         19,312,067         13,221,989
                                                              ------------       ------------       ------------       ------------

Realized and unrealized gain (loss) on investments,
    foreign currency and forward foreign currency
    contracts:
Net realized gain (loss) on:
    Investments                                                  7,334,015          6,916,516         (6,044,242)        (4,005,729)
    Futures and written options contracts                       (7,007,950)        (1,303,541)                --                 --
    Interest rate swaps                                             47,855         (2,450,216)                --                 --
    Foreign currency and forward foreign currency
    contracts                                                  (14,470,631)          (486,208)                --               (105)
Change in unrealized appreciation (depreciation) on:
    Investments                                                 11,613,085         14,447,338         11,684,456         10,096,681
    Futures contracts                                               23,513         (1,013,597)                --                 --
    Written options                                                  1,539             48,652                 --                 --
    Interest rate swaps                                           (430,826)        (1,918,188)                --                 --
    Foreign currency and forward foreign currency
    contracts                                                   (1,546,276)          (280,929)                --                 80
                                                              ------------       ------------       ------------       ------------
    Net gain (loss) on investments, foreign currency
    and forward foreign currency contracts                      (4,435,676)        13,959,827          5,640,214          6,090,927
                                                              ------------       ------------       ------------       ------------
    Net increase in net assets resulting from operations      $  1,105,072       $ 33,241,910       $ 24,952,281       $ 19,312,916
                                                              ============       ============       ============       ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                         U.S. GOVERNMENT         MONEY             SMALL CAP          INTERNATIONAL
                                                            SECURITIES           MARKET              INDEX                INDEX
                                                              TRUST              TRUST               TRUST *              TRUST *
                                                          ------------        ------------        ------------        ------------
Investment Income:
    Interest                                               $ 21,995,396        $ 56,820,271        $  1,323,280        $    132,245
    Mortgage dollar rolls                                     1,316,427                  --                  --                  --
    Dividends                                                        --                  --              27,402             477,694
    Less: Foreign taxes withheld                                     --                  --                  (6)            (56,866)
                                                           ------------        ------------        ------------        ------------
    Total income                                             23,311,823          56,820,271           1,350,676             553,073
                                                           ------------        ------------        ------------        ------------
Expenses:
    Investment adviser fee (Note 6)                           2,081,135           4,545,400             113,868             171,991
    Custodian fee                                               133,901             144,745              20,000              20,000
    Fund administration fees (Note 6)                            17,918              69,382               1,615               2,401
    Printing and postage fees                                    30,390              68,553               1,925               2,815
    Audit and legal fees                                         17,987              65,072               1,826               2,676
    Registration and filing fees                                  2,809              16,610                 649                 943
    Trustees fees and expenses (Note 7)                           4,664              17,664                 459                 680
    Miscellaneous                                                 6,037              10,091                 633                 836
                                                           ------------        ------------        ------------        ------------
    Expenses before reimbursement by
    investment adviser                                        2,294,841           4,937,517             140,975             202,342
    Less reimbursement of expenses by
    investment adviser (Note 6)                                      --                  --             (10,576)            (14,421)
                                                           ------------        ------------        ------------        ------------
    Net expenses                                              2,294,841           4,937,517             130,399             187,921
                                                           ------------        ------------        ------------        ------------
Net investment income                                        21,016,982          51,882,754           1,220,277             365,152
                                                           ------------        ------------        ------------        ------------

Realized and unrealized gain (loss) on investments,
    futures, foreign currency, and forward foreign
    currency contracts:
Net realized gain (loss) on:
    Investment transactions                                  (7,692,160)            (13,223)              2,048             (35,131)
    Futures contracts                                                --                  --          (5,181,012)           (380,764)
    Foreign currency and forward foreign currency
    contracts                                                        --                  --                  --             300,678
Change in unrealized appreciation (depreciation) on:
    Investments                                              18,880,314                  --           1,373,234          (5,168,699)
    Futures contracts                                                --                  --             401,717              10,961
    Foreign currency and forward foreign currency
    contracts                                                        --                  --                  --               1,354
                                                           ------------        ------------        ------------        ------------
    Net gain (loss) on investments, futures, foreign
    currency and forward foreign currency contracts          11,188,154             (13,223)         (3,404,013)         (5,271,601)
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in net assets resulting
    from operations                                        $ 32,205,136        $ 51,869,531         ($2,183,736)        ($4,906,449)
                                                           ============        ============        ============        ============

* For the period May 1, 2000 (commencement of operations) to December 31, 2000.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             MID CAP           TOTAL STOCK             500              LIFESTYLE
                                                              INDEX            MARKET INDEX           INDEX             AGGRESSIVE
                                                              TRUST*              TRUST*              TRUST*            1000 TRUST
                                                           ------------        ------------        ------------        ------------
Investment Income:
    Interest                                               $    128,372        $    162,104        $    519,499                  --
    Dividends                                                   148,933             355,371           1,680,800                  --
    Less: Foreign taxes withheld                                     --                 (51)             (4,976)                 --
    Income distributions received                                    --                  --                  --        $    471,693
                                                           ------------        ------------        ------------        ------------
    Total income                                                277,305             517,424           2,195,323             471,693
                                                           ------------        ------------        ------------        ------------
Expenses:
    Investment adviser fee (Note 6)                              81,707             176,988             709,970              61,577
    Custodian fee                                                20,000              20,000              20,000                  --
    Fund administration fees (Note 6)                               950               2,447               1,863               8,627
    Printing and postage fees                                     1,223               2,925               2,440               9,762
    Audit and legal fees                                          1,142               2,771               2,280               8,471
    Registration and filing fees                                    422                 986                 849                 887
    Trustees fees and expenses (Note 7)                             277                 697                 526               1,664
    Miscellaneous                                                 1,426                 572                 873               1,298
                                                           ------------        ------------        ------------        ------------
    Expenses before reimbursement by
    investment adviser                                          107,147             207,386             738,801              92,286
    Less reimbursement of expenses by
    investment adviser (Note 6)                                 (12,562)             (5,097)                 --             (25,023)
                                                           ------------        ------------        ------------        ------------
    Net expenses                                                 94,585             202,289             738,801              67,263
                                                           ------------        ------------        ------------        ------------
Net investment income                                           182,720             315,135           1,456,522             404,430
                                                           ------------        ------------        ------------        ------------

Realized and unrealized gain (loss) on investments,
    futures, foreign currency, and forward foreign
    currency contracts:
Net realized gain (loss) on:
    Investment transactions                                     376,248             250,861            (320,804)          2,396,080
    Futures contracts                                           (58,053)            (55,787)         (1,672,003)                 --
    Foreign currency and forward foreign currency
    contracts                                                        --                   3                  --                  --
    Capital gain distributions received                              --                  --                  --           5,023,321
Change in unrealized appreciation (depreciation) on:
    Investments                                                 459,572          (6,209,206)        (30,635,133)        (15,152,538)
    Futures contracts                                           (58,327)            (64,426)           (839,630)                 --
    Foreign currency and forward foreign currency
    contracts                                                        --                  --                  --                  --
                                                           ------------        ------------        ------------        ------------
    Net gain (loss) on investments, futures, foreign
    currency and forward foreign currency contracts             719,440          (6,078,555)        (33,467,570)         (7,733,137)
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in net assets resulting
    from operations                                        $    902,160         ($5,763,420)       ($32,011,048)        ($7,328,707)
                                                           ============        ============        ============        ============

* For the period May 1, 2000 (commencement of operations) to December 31, 2000.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                            LIFESTYLE           LIFESTYLE           LIFESTYLE            LIFESTYLE
                                                            GROWTH 820         BALANCED 640        MODERATE 460        CONSERVATIVE
                                                              TRUST               TRUST                TRUST             280 TRUST
                                                           ------------        ------------        ------------        ------------
Investment Income:
    Income distributions received                          $  4,859,629        $  9,333,611        $  7,703,235        $  4,047,372
                                                           ------------        ------------        ------------        ------------
    Total income                                              4,859,629           9,333,611           7,703,235           4,047,372
                                                           ------------        ------------        ------------        ------------
Expenses:
    Investment adviser fee (Note 6)                             187,730             186,400              75,949              50,225
    Fund administration fees (Note 6)                            34,274              34,927              14,089               7,929
    Printing and postage fees                                    24,949              34,934              18,103               9,998
    Audit and legal fees                                         25,453              33,214              17,557               9,113
    Registration and filing fees                                  8,366               8,333               1,079               1,907
    Trustee fees and expenses (Note 7)                            7,569               8,936               3,305               2,089
    Miscellaneous                                                 5,369               5,377               2,028               1,177
                                                           ------------        ------------        ------------        ------------
    Expenses before reimbursement by
    investment adviser                                          293,710             312,121             132,110              82,438
    Less reimbursement of expenses by
    investment adviser (Note 6)                                 (38,024)            (57,624)            (43,288)            (31,974)
                                                           ------------        ------------        ------------        ------------
    Net expenses                                                255,686             254,497              88,822              50,464
                                                           ------------        ------------        ------------        ------------
Net investment income                                         4,603,943           9,079,114           7,614,413           3,996,908
                                                           ------------        ------------        ------------        ------------

Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on investments                  11,816,266          11,755,734          (4,262,717)           (450,018)
    Capital gain distributions received                      19,225,366          14,315,982           5,101,901           1,131,383
    Change in unrealized appreciation (depreciation)
    on investments                                          (51,997,624)        (24,405,809)         (1,271,259)          2,589,424
                                                           ------------        ------------        ------------        ------------
    Net gain (loss) on investments                          (20,955,992)          1,665,907            (432,075)          3,270,789
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in net assets resulting
    from operations                                        ($16,352,049)       $ 10,745,021        $  7,182,338        $  7,267,697
                                                           ============        ============        ============        ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                       PACIFIC RIM                INTERNET                    SCIENCE &
                                                     EMERGING MARKETS           TECHNOLOGIES                 TECHNOLOGY
                                                           TRUST                    TRUST                      TRUST
                                                  ------------------------         -------           -------------------------
                                                    YEAR           YEAR           5/1/2000*            YEAR            YEAR
                                                    ENDED          ENDED             TO               ENDED            ENDED
                                                  12/31/00        12/31/99         12/31/00          12/31/00         12/31/99
                                                  --------        --------         --------          --------         --------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                    $    589,005    $   426,377      ($200,016)      ($11,206,075)       ($2,002,999)
Net realized gain (loss) on:
  Investment transactions                          6,031,370      1,705,214     (5,615,905)        14,942,384        121,073,536
  Foreign currency and forward
  foreign currency contracts                         125,896        (77,478)            --           (445,548)          (111,800)
Change in unrealized appreciation
(depreciation) on:
   Investments                                   (30,788,978)    24,461,774     30,537,590)      (642,458,134)       314,096,686
   Foreign currency and forward
   foreign currency contracts                        (44,128)        13,596             --             (6,826)            (1,470)
                                                -------------   ------------   ------------    ---------------    ---------------
Net increase (decrease) in net assets
   resulting from operations                      (24,086,835)    26,529,483    (36,353,511)      (639,174,199)       433,053,953
Distribution to shareholders from:
   Net investment income                            (349,336)      (755,968)            --                 --                 --
   Net realized gains on
   investments, futures,
   and foreign currency transactions                      --             --             --        (38,952,644)       (78,452,440)
Distribution to shareholders
   In excess of net investment income                     --       (735,566)            --                 --                 --
                                                -------------   ------------   ------------    ---------------    ---------------
   Total distributions                              (349,336)    (1,491,534)            --        (38,952,644)       (78,452,440)
Increase in net assets from capital share
transactions (Note 4)                             13,053,333     41,719,598     89,667,587        795,854,218        610,567,989
                                                -------------   ------------   ------------    ---------------    ---------------
Increase (decrease) in net assets                (11,382,838)    66,757,547     53,314,076        117,727,375        965,169,502
Net assets at beginning of period                 94,753,005     27,995,458             --      1,144,454,065        179,284,563
                                                -------------   ------------   ------------    ---------------    ---------------
Net assets at end of period                     $ 83,370,167    $94,753,005    $53,314,076     $1,262,181,440     $1,144,454,065
                                                ============    ===========    ===========     ==============     ==============


* Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                INTERNATIONAL                                                   EMERGING
                                                 SMALL CAP                  AGGRESSIVE GROWTH                 SMALL COMPANY
                                                   TRUST                          TRUST                            TRUST
                                         ------------------------        ------------------------        -------------------------
                                           YEAR            YEAR            YEAR            YEAR            YEAR             YEAR
                                           ENDED           ENDED          ENDED           ENDED           ENDED            ENDED
                                         12/31/00        12/31/99        12/31/00        12/31/99        12/31/00         12/31/99
                                         --------        --------        --------        --------        --------         --------
Increase (decrease) in net
   assets:
Operations:
Net investment loss                    ($2,083,362)      ($611,903)    ($1,926,462)      ($588,808)      ($261,724)    ($1,038,957)
Net realized gain (loss) on:
   Investment transactions             (51,301,139)     67,864,657      (4,968,236)     21,652,907      18,631,628      56,438,943
   Futures contracts                            --              --              --        (913,664)             --        (174,744)
   Foreign currency and forward
   foreign currency contracts           (3,021,848)       (918,053)             --              --              --              --
Change in unrealized appreciation
   (depreciation) on:
   Investments                         (61,573,091)     43,457,530     (28,429,808)      6,872,345     (60,108,199)    137,960,108
   Foreign currency and forward
   foreign currency contracts               34,762         (48,530)             --              --              46              --
                                     -------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
   net assets resulting from
   operations                         (117,944,678)    109,743,701     (35,324,506)     27,022,780     (41,738,249)    193,185,350
Distribution to shareholders from:
   Net investment income                        --        (500,048)             --              --              --              --
   Net realized gains on
   investments, futures, and
   foreign currency transactions       (62,632,809)             --              --              --     (54,991,310)     (4,061,968)
                                     -------------    ------------    ------------    ------------    ------------    ------------
   Total distributions                 (62,632,809)       (500,048)             --              --     (54,991,310)     (4,061,968)
Increase (decrease) in net
   assets from capital share
   transactions (Note 4)               198,022,405     (17,181,188)    316,464,806     (34,529,443)    217,049,050     (36,608,252)
                                     -------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets       17,444,918      92,062,465     281,140,300      (7,506,663)    120,319,491     152,515,130
Net assets at beginning of period      239,960,674     147,898,209     135,502,941     143,009,604     453,151,948     300,636,818
                                     -------------    ------------    ------------    ------------    ------------    ------------
Net assets at end of period          $ 257,405,592    $239,960,674    $416,643,241    $135,502,941    $573,471,439    $453,151,948
                                     =============    ============    ============    ============    ============    ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                    SMALL COMPANY              DYNAMIC                MID CAP
                                                        BLEND                   GROWTH                 STOCK
                                                        TRUST                   TRUST                  TRUST
                                             --------------------------       --------         ------------------------
                                                YEAR          5/1/1999*       5/1/2000*         YEAR         05/01/1999*
                                               ENDED             TO              TO             ENDED            TO
                                              12/31/00        12/31/99        12/31/00         12/31/00        12/31/99
                                              --------        --------        --------         --------        --------
Increase in net assets:
Operations:
Net investment income (loss)                     ($7,855)      ($23,435)       $231,237       ($114,368)      ($72,096)
Net realized gain (loss) on:
  Investment transactions                      6,874,622      1,585,805     (13,378,389)     (7,799,563)    (1,978,783)
  Foreign currency and forward
  foreign currency contracts                          --             (2)             --              --             --
Change in unrealized appreciation
  (depreciation) on Investments              (33,134,505)     7,936,198     (42,286,936)      1,849,710      3,606,412
                                            ------------    -----------    ------------    ------------    -----------
Net increase (decrease) in net
  assets resulting from operations           (26,267,738)     9,498,566     (55,434,088)     (6,064,221)     1,555,533
Distribution to shareholders from:
  Net realized gain on investments,
  futures, and foreign currency
  transactions                                (9,783,760)    (1,020,865)             --              --             --
                                            ------------    -----------    ------------    ------------    -----------
  Total distributions                         (9,783,760)    (1,020,865)             --              --             --
Increase in net assets from
capital share transactions (Note 4)           77,660,486     45,036,559     191,191,655      28,904,207     97,954,642
                                            ------------    -----------    ------------    ------------    -----------
Increase in net assets                        41,608,988     53,514,260     135,757,567      22,839,986     99,510,175
Net assets at beginning of period             53,514,260             --              --      99,510,175             --
                                            ------------    -----------    ------------    ------------    -----------
Net assets at end of period                 $ 95,123,248    $53,514,260    $135,757,567    $122,350,161    $99,510,175
                                            ============    ===========    ============    ============    ===========


*Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                           ALL CAP GROWTH TRUST                                             INTERNATIONAL
                                            (FORMERLY MID CAP                   OVERSEAS                        STOCK
                                             GROWTH TRUST)                       TRUST                          TRUST
                                     ------------------------          -------------------------      -------------------------
                                       YEAR              YEAR              YEAR           YEAR           YEAR            YEAR
                                       ENDED            ENDED             ENDED          ENDED          ENDED            ENDED
                                     12/31/00         12/31/99          12/31/00        12/31/99       12/31/00        12/31/99
                                     --------         --------          --------        --------       --------        --------
Increase (decrease) in
net assets:
Operations:
Net investment income (loss)        ($3,334,894)     ($2,116,253)    $  1,924,602    $  2,045,476    $    277,396    $  1,149,294
Net realized gain (loss) on:
  Investment transactions            38,059,185       61,094,831       33,187,007      33,604,875      12,343,861      18,675,048
  Futures contracts                   4,663,881           96,945         (102,924)        (39,264)             --              --
  Foreign currency and
  forward foreign currency
  contracts                                  --               --         (398,996)        763,055         119,994        (200,544)
Change in unrealized
appreciation
  (depreciation) on:
  Investments                      (167,605,066)     136,532,659     (125,362,488)     74,964,607     (59,936,079)     35,664,027
  Futures contracts                          --               --         (383,121)         64,886              --              --
  Foreign currency and
  forward foreign currency
  contracts                                  --               --          (28,968)       (184,989)         10,749          (9,622)
                                  -------------    -------------    -------------    ------------    ------------    ------------
Net increase (decrease)
  in net assets
  resulting from
  operations                       (128,216,894)     195,608,182      (91,164,888)    111,218,646     (47,184,079)     55,278,203
Distribution to
  shareholders from:
  Net investment income                      --               --       (3,816,198)             --         (67,065)       (939,920)
  Net realized gains on
  investments,
  futures, and foreign
  currency transactions             (58,405,316)     (55,167,921)     (33,231,331)             --      (1,225,703)    (17,972,744)
                                  -------------    -------------    -------------    ------------    ------------    ------------
  Total distributions               (58,405,316)     (55,167,921)     (37,047,529)             --      (1,292,768)    (18,912,664)
Increase (decrease) in net
  assets from capital share
  transactions (Note 4)             397,162,722      127,124,388      212,570,852      74,453,910     114,801,750     (38,739,606)
                                  -------------    -------------    -------------    ------------    ------------    ------------
Increase (decrease) in
  net assets                        210,540,512      267,564,649       84,358,435     185,672,556      66,324,903      (2,374,067)
Net assets at beginning
  of period                         662,673,802      395,109,153      404,223,267     218,550,711     231,728,704     234,102,771
                                  -------------    -------------    -------------    ------------    ------------    ------------
Net assets at end of period       $ 873,214,314    $ 662,673,802    $ 488,581,702    $404,223,267    $298,053,607    $231,728,704
                                  =============    =============    =============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                    INTERNATIONAL              CAPITAL                  MID CAP
                                                        VALUE                APPRECIATION                BLEND
                                                        TRUST                    TRUST                   TRUST
                                                 YEAR         5/1/1999 *      11/1/2000 *       YEAR               YEAR
                                                ENDED             TO              TO            ENDED             ENDED
                                               12/31/00        12/31/99        12/31/00       12/31/00           12/31/99
                                               --------        --------        --------       --------           --------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                $  2,170,231    $    601,389       ($1,777)   $    6,526,561    $    5,199,214
Net realized gain (loss) on:
   Investment transactions                     2,749,492         303,161      (139,941)      170,334,772       234,512,411
   Futures contracts                                  --              --            --          (178,808)          915,429
   Foreign currency and
   forward foreign
   currency contracts                           (369,715)       (109,395)           --            (2,837)           76,181
Change in unrealized
appreciation (depreciation) on:
   Investments                               (11,847,716)      4,332,806      (472,460)     (275,712,170)      138,462,147
   Foreign currency and
   forward foreign
   currency contracts                              5,712            (445)           --             1,004           (10,400)
                                            ------------    ------------    ----------    --------------    --------------
Net increase (decrease) in net
   assets resulting
   from operations                            (7,291,996)      5,127,516      (614,178)      (99,031,478)      379,154,982
Distribution to shareholders from:
   Net investment income                        (509,256)             --            --        (5,093,411)       (6,563,301)
   Net realized gains on investments,
   futures, and foreign
   currency transactions                        (303,161)             --            --      (237,375,725)     (170,802,927)
                                            ------------    ------------    ----------    --------------    --------------
   Total distributions                          (812,417)             --            --      (242,469,136)     (177,366,228)
Increase in net assets from
capital share
transactions (Note 4)                         65,645,519      95,842,072     5,894,027        93,949,859       (84,729,370)
                                            ------------    ------------    ----------    --------------    --------------
Increase (decrease) in net assets             57,541,106     100,969,588     5,279,849      (247,550,755)      117,059,384
Net assets at beginning of period            100,969,588              --            --     1,673,227,987     1,556,168,603
                                            ------------    ------------    ----------    --------------    --------------
Net assets at end of period                 $158,510,694    $100,969,588    $5,279,849    $1,425,677,232    $1,673,227,987
                                            ============    ============    ==========    ==============    ==============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================


                                        SMALL COMPANY VALUE                 GLOBAL EQUITY                       GROWTH
                                               TRUST                            TRUST                            TRUST
                                      ------------------------        ------------------------        -------------------------
                                        YEAR            YEAR            YEAR            YEAR           YEAR             YEAR
                                        ENDED          ENDED           ENDED           ENDED           ENDED            ENDED
                                      12/31/00        12/31/99        12/31/00        12/31/99        12/31/00         12/31/99
                                      --------        --------        --------        --------        --------         --------
Increase (decrease) in
net assets:
Operations:
Net investment income (loss)      $    355,772    $    159,652    $  10,652,938    $  9,980,445      ($1,986,170)       ($803,576)
Net realized gain (loss) on:
  Investment transactions            1,604,317       1,909,906       89,545,885      77,601,396      (24,296,339)      75,873,948
  Futures contracts                         --              --               --              --               --          178,770
  Foreign currency and
  forward foreign
  currency contracts                        --              --        8,234,605         183,397               --          (11,504)
Change in unrealized
appreciation (depreciation) on:
  Investments                        5,064,744       1,506,359      (24,156,941)    (61,686,373)    (209,392,147)      77,260,171
  Foreign currency and
  forward foreign
  currency contracts                        --              --       (3,898,701)      4,010,954             (272)          10,829
                                  ------------    ------------    -------------    ------------    -------------    -------------
Net increase (decrease) in
  net assets resulting
  from operations                    7,024,833       3,575,917       80,377,786      30,089,819     (235,674,928)     152,508,638
Distribution to
shareholders from:
  Net investment income               (125,033)       (105,452)     (14,174,688)     (5,423,428)              --         (956,654)
  Net realized gains on
  investments,
  futures, and foreign
  currency transactions                     --              --      (80,834,289)    (88,486,537)     (76,096,002)     (17,085,959)
                                  ------------    ------------    -------------    ------------    -------------    -------------
  Total distributions                 (125,033)       (105,452)     (95,008,977)    (93,909,965)     (76,096,002)     (18,042,613)
Increase (decrease) in net
  assets from capital
share transactions (Note 4)         19,914,921     (76,637,904)     (97,677,305)    (27,015,745)     306,017,657      208,487,269
                                  ------------    ------------    -------------    ------------    -------------    -------------
Increase (decrease) in
  net assets                        26,814,721     (73,167,439)    (112,308,496)    (90,835,891)      (5,753,273)     342,953,294
Net assets at beginning
  of period                         89,167,293     162,334,732      837,727,730     928,563,621      642,947,770      299,994,476
                                  ------------    ------------    -------------    ------------    -------------    -------------
Net assets at end of period       $115,982,014    $ 89,167,293    $ 725,419,234    $837,727,730    $ 637,194,497    $ 642,947,770
                                  ============    ============    =============    ============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                             LARGE CAP                    QUANTITATIVE                         BLUE CHIP
                                              GROWTH                        EQUITY                              GROWTH
                                               TRUST                        TRUST                                TRUST
                                    ------------------------        ------------------------          --------------------------
                                       YEAR          YEAR             YEAR            YEAR              YEAR              YEAR
                                      ENDED          ENDED            ENDED           ENDED            ENDED             ENDED
                                    12/31/00        12/31/99        12/31/00        12/31/99          12/31/00          12/31/99
                                    --------        --------        --------        --------          --------          --------
Increase in net assets:
Operations:
Net investment income (loss)          ($49,081)   $  1,374,378    $  1,523,497    $  1,970,981       ($1,454,277)   $      887,001
Net realized gain (loss) on:
  Investment transactions           14,601,898      70,613,051      75,887,609      59,551,059       130,400,392        82,668,675
  Futures contracts                         --         600,561              --              --                --                --
  Foreign currency and
  forward foreign
  currency contracts                     7,019        (164,609)             --              --           (19,570)          (15,872)
Change in unrealized
appreciation (depreciation)
 on:
  Investments                     (101,263,374)      4,474,513     (54,352,471)     11,635,061      (195,435,034)      181,383,806
  Futures contracts                         --        (133,291)             --              --                --                --
  Foreign currency and
  forward foreign
  currency contracts                       (28)         (3,088)             --              --                (1)              (62)
                                 -------------    ------------    ------------    ------------    --------------    --------------
Net increase (decrease)
in net assets resulting
  from operations                  (86,703,566)     76,761,515      23,058,635      73,157,101       (66,508,490)      264,923,548
Distribution to
  shareholders from:
  Net investment income             (1,269,911)     (4,041,499)     (1,884,589)     (2,089,131)         (796,216)       (3,087,681)
  Net realized gains on
  investments, futures,
  and foreign currency
  transactions                     (73,144,646)    (24,147,307)    (59,551,914)    (26,012,081)      (82,180,080)      (53,476,374)
                                 -------------    ------------    ------------    ------------    --------------    --------------
  Total distributions              (74,414,557)    (28,188,806)    (61,436,503)    (28,101,212)      (82,976,296)      (56,564,055)
Increase in net assets
from capital share
transactions (Note 4)              300,225,586      91,130,824     219,281,087     132,378,612       414,290,304       384,712,051
                                 -------------    ------------    ------------    ------------    --------------    --------------
Increase in net assets             139,107,463     139,703,533     180,903,219     177,434,501       264,805,518       593,071,544
Net assets at
beginning of period                402,585,257     262,881,724     431,909,361     254,474,860     1,734,233,067     1,141,161,523
                                 -------------    ------------    ------------    ------------    --------------    --------------
Net assets at end of period      $ 541,692,720    $402,585,257    $612,812,580    $431,909,361    $1,999,038,585    $1,734,233,067
                                 =============    ============    ============    ============    ==============    ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                REAL ESTATE                                               TACTICAL
                                               SECURITIES                           VALUE                ALLOCATION
                                                  TRUST                             TRUST                   TRUST
                                        -------------------------          ------------------------      ---------
                                          YEAR            YEAR              YEAR            YEAR          5/1/2000 *
                                          ENDED           ENDED             ENDED          ENDED             TO
                                        12/31/00         12/31/99          12/31/00        12/31/99       12/31/00
                                        --------         --------          --------        --------       --------
Increase (decrease) in
  net assets:
Operations:
Net investment income                   $ 10,417,633    $  9,391,759    $  1,564,997   $   2,093,501    $   522,476
Net realized gain (loss) on:
  Investment transactions                 (2,253,978)    (29,820,928)      6,550,491       2,110,435        119,275
Change in unrealized
  appreciation (depreciation)
  on Investments                          42,437,156       6,725,127      26,097,496       2,074,449     (2,245,359)
                                        ------------    ------------    ------------   -------------    -----------
Net increase (decrease)
  in net assets resulting
  from operations                         50,600,811     (13,704,042)     34,212,984       6,278,385     (1,603,608)
Distribution to shareholders from:
  Net investment income                   (7,799,525)     (7,390,951)             --      (2,094,968)      (521,630)
  Net realized gains
  on investments, futures,
  and foreign currency transactions               --              --              --      (2,110,435)    (1,024,122)
Distribution to shareholders
  In excess of net realized
  gains on investments and
  foreign currency transactions                   --              --              --        (418,947)            --
                                        ------------    ------------    ------------   -------------    -----------
  Total distributions                     (7,799,525)     (7,390,951)             --      (4,624,350)    (1,545,752)
Increase (decrease) in net
  assets from capital
  share transactions (Note 4)             18,084,070      56,018,845       8,753,477    (110,929,533)    46,412,724
                                        ------------    ------------    ------------   -------------    -----------
Increase (decrease) in net assets         60,885,356      34,923,852      42,966,461    (109,275,498)    43,263,364
Net assets at beginning of period        196,756,023     161,832,171     146,278,988     255,554,486             --
                                        ------------    ------------    ------------   -------------    -----------
Net assets at end of period             $257,641,379    $196,756,023    $189,245,449   $ 146,278,988    $43,263,364
                                        ============    ============    ============   =============    ===========

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                           EQUITY INDEX                     GROWTH & INCOME               U.S. LARGE CAP VALUE
                                             TRUST                              TRUST                           TRUST
                                    -------------------------         -------------------------         ------------------------
                                      YEAR             YEAR             YEAR             YEAR             YEAR         5/1/1999 *
                                      ENDED           ENDED            ENDED            ENDED            ENDED             TO
                                    12/31/00         12/31/99         12/31/00         12/31/99         12/31/00        12/31/99
                                    --------         --------         --------         --------         --------        --------
Increase (decrease) in
  net assets:
Operations:
Net investment income            $  1,085,568    $  1,032,871    $   10,407,561    $   17,383,652    $  1,729,835    $    572,429
Net realized gain (loss) on:
  Investment transactions           1,699,684         831,620       130,574,062       182,201,245       1,661,946       1,533,279
  Futures contracts                  (129,466)        713,926                --                --              --              --
  Foreign currency and
    forward foreign
    currency contracts                     --              30                --            (1,641)            (45)             --
Change in unrealized
  appreciation (depreciation)
  on:
  Investments                     (14,412,449)     14,467,975      (367,751,541)      276,366,400       4,562,557       5,435,868
  Futures contracts                   (87,609)         44,856                --                --              --              --
  Foreign currency
    and forward foreign
    currency contracts                     --              --                --               761             162              --
                                 ------------    ------------    --------------    --------------    ------------    ------------
Net increase (decrease)
  in net assets resulting
  from operations                 (11,844,272)     17,091,278      (226,769,918)      475,950,417       7,954,455       7,541,576
Distribution to
  shareholders from:
  Net investment income                    --      (1,033,741)      (17,382,011)      (16,252,305)       (565,664)             --
  Net realized gains on
  investments, futures,
  and foreign
  currency transactions              (346,950)     (1,748,709)     (182,201,245)      (73,217,857)     (1,533,279)             --
                                 ------------    ------------    --------------    --------------    ------------    ------------
  Total distributions                (346,950)     (2,782,450)     (199,583,256)      (89,470,162)     (2,098,943)             --
Increase in net assets
  from capital share
  transactions (Note 4)            11,570,383      37,173,941       153,471,218       510,621,747     218,814,775     203,182,949
                                 ------------    ------------    --------------    --------------    ------------    ------------
Increase (decrease) in
  net assets                         (620,839)     51,482,769      (272,881,956)      897,102,002     224,670,287     210,724,525
Net assets at beginning
  of period                       114,774,954      63,292,185     3,187,219,609     2,290,117,607     210,724,525              --
                                 ------------    ------------    --------------    --------------    ------------    ------------
Net assets at end of period      $114,154,115    $114,774,954    $2,914,337,653    $3,187,219,609    $435,394,812    $210,724,525
                                 ============    ============    ==============    ==============    ============    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                          EQUITY-INCOME                       INCOME & VALUE                  BALANCED
                                              TRUST                              TRUST                          TRUST
                                    --------------------------          -----------------------        ------------------------
                                      YEAR              YEAR              YEAR           YEAR           YEAR            YEAR
                                     ENDED             ENDED             ENDED          ENDED           ENDED           ENDED
                                    12/31/00          12/31/99          12/31/00       12/31/99        12/31/00        12/31/99
                                    --------          --------          --------       --------        --------        --------
Increase (decrease) in
net assets:
Operations:
Net investment income           $   17,798,516    $   19,391,088    $  14,430,984    $ 15,095,656    $  4,066,071    $  8,095,227
Net realized gain (loss) on:
  Investment transactions           90,403,152        99,860,193       10,979,985     124,510,597      (6,964,662)      2,183,915
  Futures contracts                         --                --               --        (208,857)             --              --
  Foreign currency and
  forward foreign
  currency contracts                   (43,755)          (59,761)            (696)       (410,146)          1,405          50,246
Change in unrealized
appreciation (depreciation)
on:
  Investments                       (1,907,634)      (81,285,317)       2,131,937     (88,066,184)    (17,657,715)    (14,122,890)
  Foreign currency
  and forward foreign
  currency contracts                      (462)           (1,174)             576          (4,236)         (9,451)         (7,028)
                                --------------    --------------    -------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                    106,249,817        37,905,029       27,542,786      50,916,830     (20,564,352)     (3,800,530)
Distribution to
shareholders from:
  Net investment income            (18,891,147)      (21,363,276)     (15,210,363)    (17,926,561)     (8,076,392)     (5,554,804)
  Net realized gains on
  investments, futures,
  and foreign
  currency transactions           (100,472,671)      (55,202,191)    (123,521,740)    (51,417,390)     (2,284,425)    (13,468,699)
                                --------------    --------------    -------------    ------------    ------------    ------------
  Total distributions             (119,363,818)      (76,565,467)    (138,732,103)    (69,343,951)    (10,360,817)    (19,023,503)
Increase (decrease) in net
assets from capital
share transactions (Note 4)        (32,471,618)      (38,421,374)      17,676,531      40,240,183     (25,267,364)     26,527,898
                                --------------    --------------    -------------    ------------    ------------    ------------
Increase (decrease) in
net assets                         (45,585,619)      (77,081,812)     (93,512,786)     21,813,062     (56,192,533)      3,703,865
Net assets at beginning
of period                        1,011,260,252     1,088,342,064      639,823,943     618,010,881     258,157,695     254,453,830
                                --------------    --------------    -------------    ------------    ------------    ------------
Net assets at end of period     $  965,674,633    $1,011,260,252    $ 546,311,157    $639,823,943    $201,965,162    $258,157,695
                                ==============    ==============    =============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                               HIGH YIELD                   STRATEGIC BOND                    GLOBAL BOND
                                                 TRUST                           TRUST                           TRUST
                                       -------------------------       -----------------------        --------------------------
                                         YEAR             YEAR            YEAR            YEAR           YEAR            YEAR
                                         ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       12/31/00         12/31/99        12/31/00       12/31/99        12/31/00        12/31/99
                                       --------         --------        --------       --------        --------        --------
Increase (decrease) in
net assets:
Operations:
Net investment income               $  24,324,852    $ 18,366,420    $ 27,792,237    $ 32,259,552    $  5,540,748    $  7,331,423
Net realized gain (loss) on:
  Investment transactions              (5,906,879)     (2,179,396)     (2,246,256)     (9,523,555)      7,334,015        (901,127)
  Futures contracts                       431,608         324,285        (708,065)             --      (6,960,095)     (1,873,973)
  Interest rate swaps                          --              --              --              --              --        (180,323)
  Foreign currency and
  forward foreign
  currency contracts                    2,349,715       1,442,587      (3,297,080)     (1,034,962)    (14,470,631)     (4,686,289)
Change in unrealized
appreciation (depreciation)
on:
  Investments                         (42,561,798)     (2,770,932)      2,460,607     (12,904,237)     11,613,085     (12,336,871)
  Futures contracts                        87,670         282,774              --              --          23,513          92,977
  Written options                              --              --              --              --           1,539           1,539
  Swaps                                        --              --              --              --        (430,826)          4,800
  Foreign currency and
  forward foreign
  currency contracts                     (579,348)        202,491        (594,541)       (113,891)     (1,546,276)        (17,754)
                                    -------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                       (21,854,180)     15,668,229      23,406,902       8,682,907       1,105,072     (12,565,598)
Distribution to
shareholders from:
  Net investment income                  (801,552)    (18,396,822)    (30,615,111)    (30,665,785)     (4,056,680)    (16,839,448)
Distribution to
  shareholders
  In excess of net
  investment income                            --        (875,053)             --              --              --              --
                                    -------------    ------------    ------------    ------------    ------------    ------------
  Total distributions                    (801,552)    (19,271,875)    (30,615,111)    (30,665,785)     (4,056,680)    (16,839,448)
Increase (decrease) in net
assets from capital
share transactions (Note 4)            19,859,713      52,252,907     (27,897,254)    (53,032,944)    (26,670,104)    (21,592,911)
                                    -------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease)
in net assets                          (2,796,019)     48,649,261     (35,105,463)    (75,015,822)    (29,621,712)    (50,997,957)
Net assets at
beginning of period                   241,003,512     192,354,251     368,398,673     443,414,495     145,992,171     196,990,128
                                    -------------    ------------    ------------    ------------    ------------    ------------
Net assets at end of period         $ 238,207,493    $241,003,512    $333,293,210    $368,398,673    $116,370,459    $145,992,171
                                    =============    ============    ============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                          TOTAL                        INVESTMENT                      DIVERSIFIED
                                         RETURN                       QUALITY BOND                        BOND
                                          TRUST                           TRUST                           TRUST
                                  ------------------------       -------------------------      --------------------------
                                    YEAR         5/1/1999 *        YEAR             YEAR           YEAR             YEAR
                                   ENDED              TO          ENDED            ENDED           ENDED            ENDED
                                  12/31/00        12/31/99       12/31/00         12/31/99       12/31/00         12/31/99
                                  --------        --------       --------         --------       --------         --------
Increase (decrease) in
net assets:
Operations:
Net investment income          $ 19,282,083    $  6,783,957    $ 19,312,067    $ 21,009,763    $ 13,221,989    $ 11,041,464
Net realized gain
(loss) on:
  Investment transactions         6,916,516           2,368      (6,044,242)     (2,060,385)     (4,005,729)     14,952,677
  Futures contracts
  and written options            (1,303,541)     (1,149,016)             --              --              --        (134,255)
  Interest rate swaps            (2,450,216)       (121,549)             --              --              --              --
  Foreign currency and
  forward foreign
  currency contracts               (486,208)         35,603              --              --            (105)        (69,252)
Change in unrealized
appreciation (depreciation)
on:
  Investments                    14,447,338      (6,074,315)     11,684,456     (25,340,525)     10,096,681     (24,758,278)
  Futures contracts              (1,013,597)       (827,374)             --              --              --              --
  Options                            48,652         (46,995)             --              --              --              --
  Swaps                          (1,918,188)             --
  Foreign currency and
  forward foreign
  currency contracts               (280,929)         54,191              --              --              80            (301)
                               ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting from
operations                       33,241,910      (1,343,130)     24,952,281      (6,391,147)     19,312,916       1,032,055
Distribution to
shareholders from:
  Net investment income          (6,889,595)             --     (21,087,951)    (17,104,902)    (11,144,465)     (7,999,543)
  Net realized gains on
  investments, futures,
  and foreign
  currency transactions                  --              --              --              --     (14,635,985)    (10,064,425)
                               ------------    ------------    ------------    ------------    ------------    ------------
  Total distributions            (6,889,595)             --     (21,087,951)    (17,104,902)    (25,780,450)    (18,063,968)
Increase (decrease) in
net assets from capital
share transactions
(Note 4)                        121,278,967     241,359,211      (9,732,858)        (20,900)         60,967      39,100,258
                               ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease)
in net assets                   147,631,282     240,016,081      (5,868,528)    (23,516,949)     (6,406,567)     22,068,345
Net assets at beginning
of period                       240,016,081              --     288,593,795     312,110,744     218,868,316     196,799,971
                               ------------    ------------    ------------    ------------    ------------    ------------
Net assets at end
of period                      $387,647,363    $240,016,081    $282,725,267    $288,593,795    $212,461,749    $218,868,316
                               ============    ============    ============    ============    ============    ============


* Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                               U.S. GOVERNMENT                     MONEY                   SMALL CAP
                                                 SECURITIES                        MARKET                    INDEX
                                                   TRUST                           TRUST                     TRUST
                                        --------------------------        --------------------------        --------
                                          YEAR              YEAR            YEAR              YEAR         5/1/2000 *
                                          ENDED            ENDED           ENDED             ENDED             TO
                                        12/31/00          12/31/99        12/31/00          12/31/99        12/31/00
                                        --------          --------        --------          --------        --------
Increase (decrease) in
net assets:
Operations:
Net investment income                 $ 21,016,982    $ 24,018,698    $   51,882,754    $   36,629,783    $ 1,220,277
Net realized gain (loss) on:
  Investment transactions               (7,692,160)     (5,800,407)          (13,223)               --          2,048
  Futures contracts                             --              --                --                --     (5,181,012)
Change in unrealized
appreciation (depreciation)
on:
  Investments                           18,880,314     (18,778,446)               --                --      1,373,234
  Futures contracts                             --              --                --                          401,717
                                      ------------    ------------    --------------    --------------    -----------
Net increase in net assets
resulting from operations               32,205,136        (560,155)       51,869,531        36,629,783     (2,183,736)
Distribution to
shareholders from:
  Net investment income                (24,755,195)    (18,022,070)      (51,869,531)      (36,629,783)    (1,217,237)
                                      ------------    ------------    --------------    --------------    -----------
  Total distributions                  (24,755,195)    (18,022,070)      (51,869,531)      (36,629,783)    (1,217,237)
Increase (decrease) in net
assets from capital share
transactions (Note 4)                  (37,555,167)     18,235,263      (134,703,173)      475,021,391     38,225,801
                                      ------------    ------------    --------------    --------------    -----------
Increase (decrease)
in net assets                          (30,105,226)       (346,962)     (134,703,173)      475,021,391     34,824,828
Net assets at beginning
of period                              363,268,511     363,615,473     1,084,858,546       609,837,155             --
                                      ------------    ------------    --------------    --------------    -----------
Net assets at end of period           $333,163,285    $363,268,511    $  950,155,373    $1,084,858,546    $34,824,828
                                      ============    ============    ==============    ==============    ===========


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                     INTERNATIONAL         MID CAP           TOTAL STOCK
                                                         INDEX              INDEX           MARKET INDEX
                                                         TRUST              TRUST               TRUST
                                                        --------          --------           ---------
                                                       5/1/2000 *         5/1/2000 *          5/1/2000 *
                                                           TO                TO                  TO
                                                        12/31/00          12/31/00            12/31/00
                                                        --------          --------            --------
Increase in net assets:
Operations:
Net investment income                                $    365,152       $    182,720       $    315,135
Capital gain distributions received
Net realized gain (loss) on:
  Investment transactions                                 (35,131)           376,248            250,861
  Futures contracts                                      (380,764)           (58,053)           (55,787)
  Foreign currency and forward
  foreign currency contracts                              300,678                 --                  3
Change in unrealized appreciation
(depreciation) on:
  Investments                                          (5,168,699)           459,572         (6,209,206)
  Futures contracts                                        10,961            (58,327)           (64,426)
  Foreign currency and forward
  foreign currency contracts                                1,354                 --                 --
                                                     ------------       ------------       ------------
Net increase (decrease) in net
assets resulting from operations                       (4,906,449)           902,160         (5,763,420)
Distribution to shareholders from:
  Net investment income                                  (681,523)          (179,453)          (313,523)
  Net realized gains on investments,
  futures, and foreign currency transactions                   --           (441,332)          (212,023)
                                                     ------------       ------------       ------------
  Total distributions                                    (681,523)          (620,785)          (525,546)
Increase (decrease) in net assets from
capital share transactions (Note 4)                    54,767,585         31,726,064         62,679,458
                                                     ------------       ------------       ------------
Increase in net assets                                 49,179,613         32,007,439         56,390,492
Net assets at beginning of period                              --                 --                 --
                                                     ------------       ------------       ------------
Net assets at end of period                          $ 49,179,613       $ 32,007,439       $ 56,390,492
                                                     ============       ============       ============


* Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                500                 LIFESTYLE                     LIFESTYLE
                                               INDEX             AGGRESSIVE 1000                 GROWTH 820
                                               TRUST                  TRUST                         TRUST
                                             --------        -----------------------        -----------------------
                                             5/1/2000 *        YEAR           YEAR            YEAR           YEAR
                                                 TO            ENDED          ENDED          ENDED          ENDED
                                             12/31/00        12/31/00       12/31/99        12/31/00       12/31/99
                                             --------        --------       --------        --------       --------
Increase in net assets:
Operations:
Net investment income (loss)               $  1,456,522    $    404,430    $   475,768    $  4,603,943    $  6,070,916
Capital gain distributions received                           5,023,321      1,535,714      19,225,366       6,895,287
Net realized gain (loss) on:
   Investment transactions                     (320,804)      2,396,080      2,317,152      11,816,266      15,412,938
   Futures contracts                         (1,672,003)             --             --              --              --
Change in unrealized
appreciation (depreciation) on:
   Investments                              (30,635,133)    (15,152,538)     6,907,750     (51,997,624)     28,023,635
   Futures contracts                           (839,630)             --             --              --              --
                                           ------------    ------------    -----------    ------------    ------------
Net increase (decrease) in net
assets resulting from operations            (32,011,048)     (7,328,707)    11,236,384     (16,352,049)     56,402,776
Distribution to shareholders from:
   Net investment income                     (1,438,881)       (471,693)      (475,768)     (4,859,629)     (6,070,916)
   Capital gain distributions
   received from mutual funds                        --      (5,023,321)    (1,535,714)    (19,225,366)     (6,895,287)
   Net realized gains on investments,
   futures, and foreign currency
   transactions                                      --        (230,631)    (1,903,020)    (11,552,885)     (6,957,893)
Distribution to shareholders
   In excess of net investment income                --              --        (52,051)             --              --
                                           ------------    ------------    -----------    ------------    ------------
   Total distributions                       (1,438,881)     (5,725,645)    (3,966,553)    (35,637,880)    (19,924,096)
Increase (decrease) in net assets
from capital share transactions
(Note 4)                                    713,714,262      68,674,344      5,277,917     182,838,676      (2,530,644)
                                           ------------    ------------    -----------    ------------    ------------
Increase in net assets                      680,264,333      55,619,992     12,547,747     130,848,747      33,948,037
Net assets at beginning of period                    --      93,072,752     80,525,005     414,257,040     380,309,003
                                           ------------    ------------    -----------    ------------    ------------
Net assets at end of period                $680,264,333    $148,692,744    $93,072,752    $545,105,787    $414,257,040
                                           ============    ============    ===========    ============    ============



* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                            LIFESTYLE                        LIFESTYLE                        LIFESTYLE
                                           BALANCED 640                    MODERATE 460                   CONSERVATIVE 280
                                              TRUST                            TRUST                           TRUST
                                     ------------------------        ------------------------         ------------------------
                                       YEAR            YEAR            YEAR            YEAR             YEAR            YEAR
                                      ENDED           ENDED           ENDED           ENDED            ENDED           ENDED
                                     12/31/00        12/31/99        12/31/00        12/31/99         12/31/00        12/31/99
                                     --------        --------        --------        --------         --------        --------
Increase in net assets:
Operations:
Net investment income              $  9,079,114    $ 10,740,850    $  7,614,413    $  4,439,139    $  3,996,908    $  4,191,943
Capital gain distributions
received                             14,315,982       6,798,579       5,101,901       2,403,259       1,131,383       1,842,148
Net realized gain (loss) on:
  Investment transactions            11,755,734      11,553,939      (4,262,717)      6,666,705        (450,018)      1,534,128
Change in unrealized
appreciation on:
  Investments                       (24,405,809)     15,135,721      (1,271,259)     (1,640,323)      2,589,424      (3,520,387)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations            10,745,021      44,229,089       7,182,338      11,868,780       7,267,697       4,047,832
Distribution to
shareholders from:
  Net investment income              (9,333,611)    (10,740,850)     (7,703,235)     (4,439,139)     (4,047,372)     (4,191,943)
  Capital gain distributions
  received from mutual funds        (14,315,982)     (6,798,579)     (5,101,901)     (2,403,259)     (1,131,383)     (1,842,148)
  Net realized gains
  on investments                    (10,244,465)     (5,263,076)     (7,486,527)     (2,179,014)     (1,674,971)       (472,028)
                                   ------------    ------------    ------------    ------------    ------------    ------------
  Total distributions               (33,894,058)    (22,802,505)    (20,291,663)     (9,021,412)     (6,853,726)     (6,506,119)
Increase (decrease) in net
assets from capital share
 transactions (Note 4)              152,161,210      17,747,995      27,647,275      26,524,887      (1,221,926)     30,489,862
                                   ------------    ------------    ------------    ------------    ------------    ------------
Increase in net assets              129,012,173      39,174,579      14,537,950      29,372,255        (807,955)     28,031,575
Net assets at beginning
of period                           416,706,032     377,531,453     167,500,007     138,127,752     106,435,113      78,403,538
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net assets at end of period        $545,718,205    $416,706,032    $182,037,957    $167,500,007    $105,627,158    $106,435,113
                                   ============    ============    ============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                           PACIFIC RIM EMERGING MARKETS TRUST
                                                           ---------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------
                                                            2000++         1999          1998          1997          1996
                                                           -------       -------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.88       $  6.83       $  7.16       $ 10.90       $ 10.36

Income from investment operations:
         Net investment income                                0.06          0.09          0.08          0.05          0.07
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       (2.70)         4.17         (0.41)        (3.77)         0.94
                                                           -------       -------       -------       -------       -------
         Total from investment operations                    (2.64)         4.26         (0.33)        (3.72)         1.01
Less distributions:
         Dividends from net investment income                (0.04)        (0.21)           --            --         (0.08)
         Distributions from capital gains                       --            --            --         (0.02)        (0.39)
                                                           -------       -------       -------       -------       -------
         Total distributions                                 (0.04)        (0.21)           --         (0.02)        (0.47)
                                                           -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                             $  8.20       $ 10.88       $  6.83       $  7.16       $ 10.90
                                                           =======       =======       =======       =======       =======
          TOTAL RETURN                                      (24.37%)       62.87%        (4.61%)      (34.12%)        9.81%
Net assets, end of period (000's)                          $83,370       $94,753       $27,995       $23,850       $23,241
Ratio of operating expenses to average net assets             1.03%         1.11%         1.21%         1.42%         1.50%
Ratio of net investment income to average net assets          0.61%         0.90%         1.21%         0.65%         0.78%
Portfolio turnover rate                                         55%           42%           62%           63%           48%


++ Net investment income has been calculated using the average shares method.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                    INTERNET
                                                                  TECHNOLOGIES
                                                                     TRUST
                                                                  ------------
                                                                   5/1/2000*
                                                                      TO
                                                                  12/31/2000#
                                                                  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    12.50

Income from investment operations:
        Net investment loss                                           (0.05)
        Net realized and unrealized loss on
        investments and foreign currency transactions                 (5.42)
                                                                 ----------
        Total from investment operations                              (5.47)
                                                                 ----------
NET ASSET VALUE, END OF PERIOD                                   $     7.03
                                                                 ==========
         TOTAL RETURN                                                (43.76%)+
Net assets, end of period (000's)                                $   53,314
Ratio of operating expenses to average net assets                      1.28% (A)
Ratio of net investment income to average net assets                  (0.63%)(A)
Portfolio turnover rate                                                  29% (A)



   # Net investment income has been calculated using the average shares method.

   *    Commencement of operations

   +    Not Annualized

  (A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                  SCIENCE & TECHNOLOGY TRUST
                                                           -----------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,                     01/01/1997*
                                                           -----------------------------------------------------           TO
                                                                2000#               1999                1998           12/31/1997
                                                           -------------       -------------       -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $       36.17       $       19.52       $       13.62     $       12.50
Income from investment operations:
         Net investment loss                                       (0.24)              (0.06)              (0.09)            (0.04)
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions            (11.77)              19.43                5.99              1.38
                                                           -------------       -------------       -------------     -------------
         Total from investment operations                         (12.01)              19.37                5.90              1.34
Less distributions:
         Distributions from capital gains                          (0.92)              (2.72)                 --             (0.04)
         Distributions in excess of capital gains                     --                  --                  --             (0.18)
                                                           -------------       -------------       -------------     -------------
         Total distributions                                       (0.92)              (2.72)                 --             (0.22)
                                                           -------------       -------------       -------------     -------------
NET ASSET VALUE, END OF PERIOD                             $       23.24       $       36.17       $       19.52     $       13.62
                                                           =============       =============       =============     =============
         TOTAL RETURN (A)                                         (34.06%)             99.49%              43.32%            10.71%
Net assets, end of period (000's)                          $   1,262,181       $   1,144,454       $     179,285     $      67,348
Ratio of operating expenses to average net assets (B)               1.14%               1.16%               1.21%             1.26%
Ratio of net investment loss to average net assets                 (0.73%)             (0.40%)             (0.73%)           (0.54%)
Portfolio turnover rate                                              133%                113%                105%              121%




   # Net investment income has been calculated using the average shares method.

   *     Commencement of operations

  (A) The total return for the year ended December 31, 2000 would have been lower had operating expenses not been reduced.

  (B) The ratios of operating expenses, before reimbursement from the investment adviser, was 1.15% for the year ended December 31, 2000.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                    INTERNATIONAL SMALL CAP TRUST
                                                                --------------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31,                   03/04/1996*
                                                                ---------------------------------------------------          TO
                                                                  2000#          1999         1998          1997         12/31/1996
                                                                  -----          ----         ----          ----         ----------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  28.16      $  15.28      $  13.70      $  13.60      $  12.50
Income from investment operations:
         Net investment income (loss)                              (0.15)        (0.07)         0.07          0.08          0.06
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions             (6.33)        13.00          1.56          0.03          1.09
                                                                --------      --------      --------      --------      --------
         Total from investment operations                          (6.48)        12.93          1.63          0.11          1.15
Less distributions:
         Dividends from net investment income                         --         (0.05)        (0.05)        (0.01)        (0.05)
         Distributions from capital gains                          (5.28)           --            --            --            --
                                                                --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                                  $  16.40      $  28.16      $  15.28      $  13.70      $  13.60
                                                                ========      ========      ========      ========      ========
         TOTAL RETURN                                             (29.16%)       84.92%        11.86%         0.79%      9.20% +
Net assets, end of period (000's)                               $257,406      $239,961      $147,898      $128,576      $ 97,218
Ratio of operating expenses to average net assets                   1.54%         1.37%         1.25%         1.31%         1.29%(A)
Ratio of net investment income (loss) to average net assets        (0.67%)       (0.41%)        0.44%         0.63%         0.93%(A)
Portfolio turnover rate                                              529%          309%           45%           74%           50%(A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                  AGGRESSIVE GROWTH TRUST
                                                             ------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,                  01/01/1997 *
                                                             -----------------------------------------------            TO
                                                                  2000#            1999              1998            12/31/97
                                                             -----------       -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     17.34       $     13.04       $     12.50       $     12.50
Income from investment operations:
         Net investment loss                                       (0.12)            (0.06)            (0.07)            (0.03)
         Net realized and unrealized gain on investments            0.64              4.36              0.61              0.03
                                                             -----------       -----------       -----------       -----------
         Total from investment operations                           0.52              4.30              0.54                --
                                                             -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                               $     17.86       $     17.34       $     13.04       $     12.50
                                                             ===========       ===========       ===========       ===========
         TOTAL RETURN                                               3.00%            32.98%             4.32%             0.00%
Net assets, end of period (000's)                            $   416,643       $   135,503       $   143,010       $    93,335
Ratio of operating expenses to average net assets                   1.07%             1.15%             1.14%             1.18%
Ratio of net investment loss to average net assets                 (0.61%)           (0.59%)           (0.64%)           (0.46%)
Portfolio turnover rate                                               70%              161%              189%               63%



#     Net investment income has been calculated using the average shares method.

*     Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                     EMERGING SMALL COMPANY TRUST
                                                                    ---------------------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31,                 01/01/1997 *
                                                                    --------------------------------------------            TO
                                                                       2000#            1999             1998            12/31/97
                                                                    ----------       ----------       ----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    40.74       $    23.82       $    24.13       $     20.60
Income from investment operations:
         Net investment loss                                             (0.02)           (0.09)           (0.12)            (0.02)
         Net realized and unrealized gain (loss) on investments          (1.33)           17.35             0.17              3.55
                                                                    ----------       ----------       ----------       -----------
         Total from investment operations                                (1.35)           17.26             0.05              3.53
Less distributions:

         Distributions from capital gains                                (4.37)           (0.34)           (0.36)               --
                                                                    ----------       ----------       ----------       -----------
NET ASSET VALUE, END OF PERIOD                                      $    35.02       $    40.74       $    23.82       $     24.13
                                                                    ==========       ==========       ==========       ===========
         TOTAL RETURN                                                    (4.30%)          73.53%            0.07%            17.14%
Net assets, end of period (000's)                                   $  573,471       $  453,152       $  300,637       $   275,774
Ratio of operating expenses to average net assets                         1.10%            1.12%            1.10%             1.11%
Ratio of net investment loss to average net assets                       (0.04%)          (0.35%)          (0.54%)           (0.13%)
Portfolio turnover rate                                                     23%             136%              77%              120%




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                              SMALL COMPANY
                                                                               BLEND TRUST
                                                                    ---------------------------------
                                                                     YEAR ENDED        05/01/1999*
                                                                    DECEMBER 31,            TO
                                                                       2000#           12/31/1999
                                                                       ------          ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.76       $    12.50
Income from investment operations:
         Net investment loss                                              0.00            (0.01)
         Net realized and unrealized gain (loss) on investments          (3.11)            3.58
                                                                    ----------       ----------
         Total from investment operations                                (3.11)            3.57
                                                                    ----------       ----------
Less distributions:
         Distributions from capital gains                                (1.34)           (0.31)
                                                                    ----------       ----------
NET ASSET VALUE, END OF PERIOD                                      $    11.31       $    15.76
                                                                    ==========       ==========
         TOTAL RETURN                                                   (19.74%)          28.56% +
Net assets, end of period (000's)                                   $   95,123       $   53,514
Ratio of operating expenses to average net assets                         1.19%            1.30%  (A)
Ratio of net investment loss to average net assets                       (0.01%)          (0.12%) (A)
Portfolio turnover rate                                                     49%              28%  (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                                 DYNAMIC GROWTH TRUST
                                                                                                 --------------------
                                                                                                       5/1/2000*
                                                                                                          TO
                                                                                                      12/31/2000#
                                                                                                 --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $     12.50

Income from investment operations:
        Net investment income                                                                               0.02
        Net realized and unrealized loss on investments and foreign currency transactions                  (4.54)
                                                                                                     -----------
        Total from investment operations                                                                   (4.52)
                                                                                                     -----------
NET ASSET VALUE, END OF PERIOD                                                                       $      7.98
                                                                                                     ===========
         TOTAL RETURN                                                                                     (36.16%)+
Net assets, end of period (000's)                                                                    $   135,758
Ratio of operating expenses to average net assets                                                           1.07% (A)
Ratio of net investment income to average net assets                                                        0.35% (A)
Portfolio turnover rate                                                                                       80% (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                                     MID CAP STOCK TRUST
                                                                                              -----------------------------
                                                                                               YEAR ENDED        05/01/1999*
                                                                                              DECEMBER 31,           TO
                                                                                                  2000#          12/31/1999
                                                                                              -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $     12.60       $     12.50
Income from investment operations:
         Net investment loss                                                                        (0.01)            (0.01)
         Net realized and unrealized gain (loss) on investments and foreign currency
         transactions                                                                               (0.49)             0.11
                                                                                              -----------       -----------
         Total from investment operations                                                           (0.50)             0.10
                                                                                              -----------       -----------
NET ASSET VALUE, END OF PERIOD                                                                $     12.10       $     12.60
                                                                                              ===========       ===========
         TOTAL RETURN                                                                               (3.97%)         0.80% +
Net assets, end of period (000's)                                                             $   122,350       $    99,504
Ratio of operating expenses to average net assets                                                    1.00%            1.025% (A)
Ratio of net investment loss to average net assets                                                  (0.11%)           (0.15%)(A)
Portfolio turnover rate                                                                               300%               36% (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                      ALL CAP GROWTH TRUST
                                                                                 (FORMERLY MID CAP GROWTH TRUST)
                                                           -------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,                     03/04/1996*
                                                           -----------------------------------------------------           TO
                                                             2000#          1999           1998           1997         12/31/1996
                                                             -----          ----           ----           ----         ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  24.89       $  19.77       $  15.41       $  13.37     $   12.50
Income from investment operations:
         Net investment loss                                  (0.09)         (0.08)         (0.04)         (0.04)           --
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (2.32)          7.87           4.40           2.08          0.87
                                                           --------       --------       --------       --------     ---------
         Total from investment operations                     (2.41)          7.79           4.36           2.04          0.87
                                                           --------       --------       --------       --------     ---------
Less distributions:
         Distributions from capital gains                     (1.83)         (2.67)            --             --            --
                                                           --------       --------       --------       --------     ---------
NET ASSET VALUE, END OF PERIOD                             $  20.65       $  24.89       $  19.77       $  15.41     $   13.37
                                                           ========       ========       ========       ========     =========
         TOTAL RETURN                                        (10.79%)        44.69%         28.29%         15.26%     6.96%  +
Net assets, end of period (000's)                          $873,214       $662,674       $395,109       $268,377     $ 176,062
Ratio of operating expenses to average net assets              1.00%          1.03%          1.04%          1.05%         1.10%  (A)
Ratio of net investment loss to average net assets            (0.37%)        (0.46%)        (0.27%)        (0.33%)       (0.02%) (A)
Portfolio turnover rate                                         103%           193%           150%           151%           67%  (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                OVERSEAS TRUST
                                                         ------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
                                                            2000#         1999        1998         1997         1996
                                                            -----         ----        ----         ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                     $  15.92     $  11.33    $  11.01     $  11.77     $  10.47
Income from investment operations:
         Net investment income                               0.05         0.08        0.06         0.23         0.17
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions      (2.84)        4.51        0.88        (0.26)        1.15
                                                         --------     --------    --------     --------     --------
         Total from investment operations                   (2.79)        4.59        0.94        (0.03)        1.32
Less distributions:
         Dividends from net investment income               (0.13)          --       (0.26)       (0.22)       (0.02)
         Distributions from capital gains                   (1.09)          --       (0.36)       (0.51)          --
                                                         --------     --------    --------     --------     --------
         Total distributions                                (1.22)          --       (0.62)       (0.73)       (0.02)
                                                         --------     --------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  11.91     $  15.92    $  11.33     $  11.01     $  11.77
                                                         ========     ========    ========     ========     ========
         TOTAL RETURN                                      (18.72%)      40.51%       8.04%       (0.08%)      12.61%
Net assets, end of period (000's)                        $488,582     $404,223    $218,551     $203,776     $189,010
Ratio of operating expenses to average net assets            1.15%        1.21%       1.16%        1.12%        1.11%
Ratio of net investment income to average net assets         0.40%        0.73%       0.61%        2.08%        1.82%
Portfolio turnover rate                                       142%         147%        150%         166%         148%




# Net investment income has been calculated using the average shares method.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                INTERNATIONAL STOCK TRUST
                                                           ------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,                  01/01/1997 *
                                                           -----------------------------------------------            TO
                                                              2000#              1999              1998            12/31/97
                                                           -----------       -----------       -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     15.43       $     12.98       $     11.47       $     11.47

Income from investment operations:

         Net investment income                                    0.01              0.08              0.09              0.04
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions           (2.56)             3.76              1.62              0.12
                                                           -----------       -----------       -----------       -----------
         Total from investment operations                        (2.55)             3.84              1.71              0.16
Less distributions:
         Dividends from net investment income                       --             (0.07)            (0.09)            (0.03)
         Distributions from capital gains                        (0.07)            (1.32)            (0.11)            (0.13)
                                                           -----------       -----------       -----------       -----------
         Total Distributions                                     (0.07)            (1.39)            (0.20)            (0.16)
                                                           -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                             $     12.81       $     15.43       $     12.98       $     11.47
                                                           ===========       ===========       ===========       ===========
         TOTAL RETURN (A)                                       (16.57%)           29.71%            14.91%             1.38%
Net assets, end of period (000's)                          $   298,054       $   231,729       $   234,103       $   145,253
Ratio of operating expenses to average net assets (B)             1.23%             1.25%             1.25%             1.38%
Ratio of net investment income to average net assets              0.10%             0.58%             0.82%             0.56%
Portfolio turnover rate                                             39%               39%               27%               43%




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

(A) The total return for the year ended December 31, 2000 would have been lower had operating expenses not been reduced.

(B) The ratios of operating expenses, before reimbursement from the investment adviser, was 1.24% for the year ended December 31, 2000.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                              INTERNATIONAL VALUE TRUST
                                                           ----------------------------------
                                                             YEAR ENDED         05/01/1999*
                                                            DECEMBER 31,           TO
                                                               2000#            12/31/1999
                                                               ------           ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     12.98       $     12.50

Income from investment operations:
         Net investment income                                    0.20              0.08
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions           (1.04)             0.40
                                                           -----------       -----------
         Total from investment operations                        (0.84)             0.48
Less Distributions
         Dividends from net investment income                    (0.05)               --
         Distributions from capital gains                        (0.03)               --
                                                           -----------       -----------
         Total Distributions                                     (0.08)               --
                                                           -----------       -----------
NET ASSET VALUE, END OF PERIOD                             $     12.06       $     12.98
                                                           ===========       ===========
         TOTAL RETURN                                            (6.46%)            3.84% +
Net assets, end of period (000's)                          $   158,511       $   100,970
Ratio of operating expenses to average net assets                 1.18%             1.23% (A)
Ratio of net investment income to average net assets              1.63%             1.27% (A)
Portfolio turnover rate                                             41%                4% (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                CAPITAL
                                                                                              APPRECIATION
                                                                                                 TRUST
                                                                                              ------------
                                                                                               11/1/2000*
                                                                                                   TO
                                                                                               12/31/2000#
                                                                                               ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $   12.50

Income from investment operations:
        Net investment income                                                                        --
        Net realized and unrealized loss on investments and foreign currency transactions         (1.53)
                                                                                              ---------
        Total from investment operations                                                          (1.53)
                                                                                              ---------
NET ASSET VALUE, END OF PERIOD                                                                $   10.97
                                                                                              =========
         TOTAL RETURN (B)                                                                        (12.24%)+
Net assets, end of period (000's)                                                             $   5,280
Ratio of operating expenses to average net assets (C)                                              1.40% (A)
Ratio of net investment income to average net assets                                              (0.21%)(A)
Portfolio turnover rate                                                                             143% (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

-     < .001/share

(A)   Annualized

(B) The total return for the period ended December 31, 2000 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 1.60% for the period ended December 31, 2000.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                     MID CAP BLEND TRUST
                                                           ------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
                                                              2000#             1999           1998           1997           1996
                                                           ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    21.90       $    19.48     $    21.50     $    22.62     $    20.79
Income from investment operations:
         Net investment income                                   0.08             0.07           0.08           0.08           0.13
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions          (1.20)            4.75           2.13           3.31           3.77
                                                           ----------       ----------     ----------     ----------     ----------
         Total from investment operations                       (1.12)            4.82           2.21           3.39           3.90
Less distributions:
         Dividends from net investment income                   (0.07)           (0.09)         (0.07)         (0.14)         (0.09)
         Distributions from capital gains                       (3.19)           (2.31)         (4.16)         (4.37)         (1.98)
                                                           ----------       ----------     ----------     ----------     ----------
         Total distributions                                    (3.26)           (2.40)         (4.23)         (4.51)         (2.07)
                                                           ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    17.52       $    21.90     $    19.48     $    21.50     $    22.62
                                                           ==========       ==========     ==========     ==========     ==========
         TOTAL RETURN                                           (6.37%)          27.75%          9.41%         19.25%         20.14%
Net assets, end of period (000's)                          $1,425,677       $1,673,228     $1,556,169     $1,521,382     $1,345,461
Ratio of operating expenses to average net assets                0.90%            0.88%          0.80%          0.80%          0.80%
Ratio of net investment income to average net assets             0.41%            0.34%          0.42%          0.35%          0.71%
Portfolio turnover rate                                           165%             129%            93%           224%           223%




#  Net investment income has been calculated using the average shares method.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                 SMALL COMPANY VALUE TRUST
                                                           ------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,                   10/01/1997 *
                                                           ------------------------------------------------            TO
                                                              2000++             1999              1998            12/31/1997
                                                              ------             ----              ----            ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     12.27       $     11.37       $     11.94       $     12.50
Income from investment operations:
         Net investment income                                    0.04              0.02              0.01              0.01
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions            0.69              0.89             (0.57)            (0.57)
                                                           -----------       -----------       -----------       -----------
         Total from investment operations                         0.73              0.91             (0.56)            (0.56)
                                                           -----------       -----------       -----------       -----------
Less distributions:
         Dividends from net investment income                    (0.02)            (0.01)            (0.01)               --
                                                           -----------       -----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                             $     12.98       $     12.27       $     11.37       $     11.94
                                                           ===========       ===========       ===========       ===========
         TOTAL RETURN                                             5.93%             8.00%            (4.72%)       (4.48%) +
Net assets, end of period (000's)                          $   115,982       $    89,167       $   162,335       $    67,091
Ratio of operating expenses to average net assets                 1.24%             1.22%             1.23%             1.19% (A)
Ratio of net investment income to average net assets              0.35%             0.15%             0.16%             0.54% (A)
Portfolio turnover rate                                            178%              142%              131%               81% (A)




++    Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                      GLOBAL EQUITY TRUST
                                                             --------------------------------------------------------------------
                                                                                    YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                              2000++           1999           1998           1997           1996
                                                             --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  18.79       $  20.38       $  19.38       $  17.84       $  16.10
Income from investment operations:
         Net investment income                                   0.25           0.23           0.17           0.19           0.12
         Net realized and unrealized gain on investments
         and foreign currency transactions                       1.78           0.38           2.27           3.16           1.89
                                                             --------       --------       --------       --------       --------
         Total from investment operations                        2.03           0.61           2.44           3.35           2.01
Less distributions:
         Dividends from net investment income                   (0.35)         (0.13)         (0.36)         (0.27)         (0.27)
         Distributions from capital gains                       (1.99)         (2.07)         (1.08)         (1.54)            --
                                                             --------       --------       --------       --------       --------
         Total distributions                                    (2.34)         (2.20)         (1.44)         (1.81)         (0.27)
                                                             --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                               $  18.48       $  18.79       $  20.38       $  19.38       $  17.84
                                                             ========       ========       ========       ========       ========
         TOTAL RETURN                                           12.19%          3.66%         12.24%         20.80%         12.62%
Net assets, end of period (000's)                            $725,419       $837,728       $928,564       $868,413       $726,842
Ratio of operating expenses to average net assets                1.02%          1.06%          1.01%          1.01%          1.01%
Ratio of net investment income to average net assets             1.44%          1.14%          0.84%          1.02%          0.78%
Portfolio turnover rate                                            43%            43%            32%            33%           169%




++ Net investment income has been calculated using the average shares method.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                         GROWTH TRUST
                                                           -------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,                     07/15/1996 *
                                                           -----------------------------------------------------           TO
                                                             2000#           1999           1998           1997         12/31/1996
                                                             ------          ----           ----           ----         ----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  26.88       $  20.50       $  17.21       $  13.73      $   12.50
Income from investment operations:
         Net investment income (loss)                         (0.06)         (0.04)          0.06           0.08           0.09
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (6.47)          7.46           4.00           3.40           1.23
                                                           --------       --------       --------       --------      ---------
         Total from investment operations                     (6.53)          7.42           4.06           3.48           1.32
Less distributions:
         Dividends from net investment income                    --          (0.05)         (0.07)            --          (0.09)
         Distribution from capital gains                      (2.61)         (0.99)         (0.70)            --             --
                                                           --------       --------       --------       --------      ---------
         Total distributions                                  (2.61)         (1.04)         (0.77)            --          (0.09)
                                                           --------       --------       --------       --------      ---------
NET ASSET VALUE, END OF PERIOD                             $  17.74       $  26.88       $  20.50       $  17.21      $   13.73
                                                           ========       ========       ========       ========      =========
         TOTAL RETURN                                        (27.29%)        37.20%         23.95%         25.35%      10.53% +
Net assets, end of period (000's)                          $637,194       $642,948       $299,994       $167,388      $  56,807
Ratio of operating expenses to average net assets              0.90%          0.90%          0.90%          0.95%          1.01% (A)
Ratio of net investment income to average net assets          (0.26%)        (0.18%)         0.42%          0.74%          2.57% (A)
Portfolio turnover rate                                         147%           156%           136%           179%           215% (A)




#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                  LARGE CAP GROWTH TRUST
                                                           --------------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------------------------------
                                                            2000#           1999           1998           1997           1996
                                                           --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  17.23       $  15.26       $  14.36       $  13.45       $  12.85
Income from investment operations:
         Net investment income (loss)                         (0.01)          0.06           0.24           0.29           0.36
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions        (2.03)          3.52           2.43           2.01           1.21
                                                           --------       --------       --------       --------       --------
         Total from investment operations                     (2.04)          3.58           2.67           2.30           1.57
Less distributions:
         Dividends from net investment income                 (0.04)         (0.23)         (0.29)         (0.38)         (0.33)
         Distributions from capital gains                     (2.57)         (1.38)         (1.48)         (1.01)         (0.64)
                                                           --------       --------       --------       --------       --------
         Total distributions                                  (2.61)         (1.61)         (1.77)         (1.39)         (0.97)
                                                           --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                             $  12.58       $  17.23       $  15.26       $  14.36       $  13.45
                                                           ========       ========       ========       ========       ========
         TOTAL RETURN                                        (14.24%)        25.28%         19.12%         19.09%         13.00%
Net assets, end of period (000's)                          $541,693       $402,585       $262,882       $243,533       $226,699
Ratio of operating expenses to average net assets              0.94%          0.94%          0.88%          0.90%          0.90%
Ratio of net investment income to average net assets          (0.01%)         0.45%          1.58%          1.99%          2.73%
Portfolio turnover rate                                          92%           164%            64%            91%            75%




# Net investment income has been calculated using the average shares method.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                   QUANTITATIVE EQUITY TRUST
                                                             ------------------------------------------------------------------
                                                                                    YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                                               2000#          1999           1998           1997         1996
                                                             --------       --------       --------       --------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  28.16       $  25.22       $  22.50       $  17.33      $ 17.27
Income from investment operations:
         Net investment income                                   0.08           0.10           0.20           0.26         0.26
         Net realized and unrealized gain on investments
         and foreign currency transactions                       1.81           5.26           5.42           4.91         2.83
                                                             --------       --------       --------       --------      -------
         Total from investment operations                        1.89           5.36           5.62           5.17         3.09
Less distributions:
         Dividends from net investment income                   (0.12)         (0.18)         (0.25)            --        (0.50)
         Distributions from capital gains                       (3.67)         (2.24)         (2.65)            --        (2.51)
         Distributions in excess of capital gains                  --             --             --             --        (0.02)
                                                             --------       --------       --------       --------      -------
         Total distributions                                    (3.79)         (2.42)         (2.90)            --        (3.03)
                                                             --------       --------       --------       --------      -------
NET ASSET VALUE, END OF PERIOD                               $  26.26       $  28.16       $  25.22       $  22.50      $ 17.33
                                                             ========       ========       ========       ========      =======
         TOTAL RETURN (A)                                        6.30%         22.30%         26.35%         29.83%       17.92%
Net assets, end of period (000's)                            $612,813       $431,909       $254,475       $167,530      $91,900
Ratio of operating expenses to average net assets (B)            0.75%          0.76%          0.76%          0.50%        0.50%
Ratio of net investment income to average net assets             0.28%          0.57%          1.06%          1.50%        1.81%
Portfolio turnover rate                                           120%           159%           225%           114%         105%




#     Net investment income has been calculated using the average shares method.

(A) The total return for the year ended December 31, 1997, would have been lower, had operating expenses not been reduced.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                                 BLUE CHIP GROWTH TRUST
                                                        ----------------------------------------------------------------------

                                                                                 YEARS ENDED DECEMBER 31,

                                                        ----------------------------------------------------------------------
                                                           2000#          1999           1998          1997          1996
                                                        ----------     ----------     ----------     --------    -------------

NET  ASSET VALUE, BEGINNING OF PERIOD                   $    21.64     $    18.92     $    15.00     $  14.31    $       11.40
Income from investment operations:
         Net investment income (loss)                        (0.02)          0.01           0.05         0.09             0.03
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                        (0.50)          3.58           4.19         3.13             2.92
                                                        ----------     ----------     ----------     --------    -------------
         Total from investment operations                    (0.52)          3.59           4.24         3.22             2.95
Less distributions:
         Dividends from net investment income                (0.01)         (0.05)         (0.08)       (0.03)           (0.04)
         Distributions from capital gains                    (0.98)         (0.82)         (0.24)       (2.50)              --
                                                        ----------     ----------     ----------     --------    -------------
         Total distributions                                 (0.99)         (0.87)         (0.32)       (2.53)           (0.04)
                                                        ----------     ----------     ----------     --------    -------------
NET ASSET VALUE, END OF PERIOD                          $    20.13     $    21.64     $    18.92     $  15.00    $       14.31
                                                        ==========     ==========     ==========     ========    =============
         TOTAL RETURN (A)                                    (2.76%)        19.43%         28.49%       26.94%           25.90%
Net assets, end of period (000's)                       $1,999,039     $1,734,233     $1,141,162     $708,807    $     422,571
Ratio of operating expenses to average net assets (B)         0.91%          0.94%          0.97%       0.975%           0.975%
Ratio of net investment income to average net assets         (0.07%)         0.06%          0.37%        0.74%            0.26%
Portfolio turnover rate                                         48%            42%            42%          37%             159%


# Net investment income per share was calculated using the average shares method.

(A) The total return for the years ended December 31, 2000 and 1996 would have been lower, had operating expenses not been reduced.

(B) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 0.92% and 1.02% for the years ended December 31, 2000 and 1996, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                      REAL ESTATE SECURITIES TRUST
                                                        ----------------------------------------------------------

                                                                         YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------
                                                         2000#        1999#        1998         1997        1996
                                                        --------     --------     --------     --------    -------

NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.89     $  14.76     $  20.07     $  16.95    $ 15.10
Income from investment operations:
         Net investment income                              0.67         0.78         0.78         0.80       0.74
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                       2.53        (1.94)       (3.72)        2.32       4.31
                                                        --------     --------     --------     --------    -------
         Total from investment operations                   3.20        (1.16)       (2.94)        3.12       5.05
Less distributions:
         Dividends from net investment income              (0.52)       (0.71)       (0.53)          --      (1.39)
         Distributions from capital gains                     --           --        (1.84)          --      (1.81)
                                                        --------     --------     --------     --------    -------
         Total distributions                               (0.52)       (0.71)       (2.37)          --      (3.20)
                                                        --------     --------     --------     --------    -------
NET ASSET VALUE, END OF PERIOD                          $  15.57     $  12.89     $  14.76     $  20.07    $ 16.95
                                                        ========     ========     ========     ========    =======
         TOTAL RETURN (A)                                  25.71%       (8.00%)     (16.44%)      18.41%     34.69%

Net assets, end of period (000's)                       $257,641     $196,756     $161,832     $161,759    $76,220
Ratio of operating expenses to average net assets (B)       0.76%        0.77%        0.76%        0.50%      0.50%
Ratio of net investment income to average net assets        4.89%        5.88%        5.57%        5.42%      5.22%
Portfolio turnover rate                                      147%         201%         122%         148%       231%

--------------------------------------------------------------------------------

# Net investment income per share was calculated using the average shares method.

(A) The total return for the year ended December 31, 1997, would have been lower, had operating expenses not been reduced.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                        VALUE TRUST
                                                       ----------------------------------------------

                                                          YEARS ENDED DECEMBER 31,
                                                                                           01/01/1997 *
                                                       ---------------------------------        TO
                                                       2000 #        1999         1998       12/31/97
                                                       --------    --------     --------     --------


NET ASSET VALUE, BEGINNING OF PERIOD                   $  13.23    $  14.06     $  14.81     $  12.50
Income from investment operations:
         Net investment income                             0.14        0.20         0.18         0.10
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                      3.11       (0.59)       (0.45)        2.67
                                                       --------    --------     --------     --------
         Total from investment operations                  3.25       (0.39)       (0.27)        2.77
Less distributions:
         Dividends from net investment income                --       (0.20)       (0.18)       (0.10)
         Distributions from capital gains                    --       (0.24)       (0.30)       (0.36)
                                                       --------    --------     --------     --------
         Total distributions                                 --       (0.44)       (0.48)       (0.46)
                                                       --------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD                         $  16.48    $  13.23     $  14.06     $  14.81
                                                       ========    ========     ========     ========
         TOTAL RETURN                                     24.57%      (2.79%)      (1.72%)      22.14%

Net assets, end of period (000's)                      $189,245    $146,279     $255,554     $144,672
Ratio of operating expenses to average net assets          0.86%       0.87%        0.85%        0.96%
Ratio of net investment income to average net assets       1.05%       1.12%        1.50%        1.50%
Portfolio turnover rate                                      65%         54%          45%          43%



--------------------------------------------------------------------------------

# Net investment income per share was calculated using the average shares method.

*     Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                           TACTICAL
                                                          ALLOCATION
                                                             TRUST
                                                         ------------

                                                            5/1/2000*
                                                               TO
                                                          12/31/2000++
                                                         -------------


NET  ASSET VALUE, BEGINNING OF PERIOD                    $    12.50

Income from investment operations:
        Net investment income                                  0.15
        Net realized and unrealized gain (loss)
        on investments and foreign currency
        transactions                                          (0.55)
                                                         ----------
        Total from investment operations                      (0.40)
Less distributions:
        Dividends from net investment income                  (0.15)
        Distributions from capital gains                      (0.28)
                                                         ----------
        Total distributions                                   (0.43)
                                                         ----------
NET ASSET VALUE, END OF PERIOD                           $    11.67
                                                         ==========
         TOTAL RETURN                                         (3.20%)+
Net assets, end of period (000's)                        $   43,263
Ratio of operating expenses to average net assets         1.33% (A)
Ratio of net investment income to average net assets      1.74% (A)
Portfolio turnover rate                                    133% (A)


--------------------------------------------------------------------------------

++ Net investment income per share was calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            EQUITY INDEX TRUST
                                                        ----------------------------------------------------------
                                                                 YEARS ENDED DECEMBER 31,
                                                                                                       02/14/1996 *
                                                        --------------------------------------------        TO
                                                         2000++        1999         1998       1997     12/31/1996
                                                        --------     --------     -------    -------    ----------


NET  ASSET VALUE, BEGINNING OF PERIOD                   $  18.13     $  15.43     $ 12.48    $ 10.69    $   10.00
Income from investment operations:
         Net investment income                              0.16         0.17        0.18       0.32         0.19
         Net realized and unrealized gain (loss)
         on investments                                    (1.84)        3.00        3.36       3.26         1.29
                                                        --------     --------     -------    -------    ---------
         Total from investment operations                  (1.68)        3.17        3.54       3.58         1.48
Less distributions:
         Dividends from net investment income                 --        (0.17)      (0.18)     (0.32)       (0.19)
         Distributions from capital gains                  (0.05)       (0.30)      (0.41)     (1.47)       (0.60)
                                                        --------     --------     -------    -------    ---------
         Total distributions                               (0.05)       (0.47)      (0.59)     (1.79)       (0.79)
                                                        --------     --------     -------    -------    ---------
NET ASSET VALUE, END OF PERIOD                          $  16.40     $  18.13     $ 15.43    $ 12.48    $   10.69
                                                        ========     ========     =======    =======    =========
         Total return (B)                                  (9.29%)      20.58%      28.56%     33.53%    14.86% +
Net assets, end of period (000's)                       $114,154     $114,775     $63,292    $27,075    $   7,818
Ratio of operating expenses to average net assets (C)       0.40%        0.40%       0.40%      0.40%        0.40% (A)
Ratio of net investment income to average net assets        0.91%        1.17%       1.70%      3.64%        4.74% (A)
Portfolio turnover rate                                        8%          10%          3%         7%          27% (A)


--------------------------------------------------------------------------------

++ Net investment income per share was calculated using the average shares method.

*     Commencement of operations

(A)   Annualized

(B) The total return for the years ended 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, were 0.41%, 0.55% and 0.57% for the years ended December 31, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                            GROWTH & INCOME TRUST
                                                     ---------------------------------------------------------------------

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                       2000++          1999           1998          1997          1996
                                                     ----------     ----------     ----------     ---------     ----------


NET  ASSET VALUE, BEGINNING OF PERIOD                $    32.67     $    28.43     $    23.89     $    19.38    $    16.37
Income from investment operations:
         Net investment income                             0.10           0.17           0.19           0.22          0.22
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                     (2.21)          5.12           5.98           5.73          3.41
                                                     ----------     ----------     ----------     ----------    ----------
         Total from investment operations                 (2.11)          5.29           6.17           5.95          3.63
Less distributions:
         Dividends from net investment income             (0.18)         (0.19)         (0.22)         (0.24)        (0.26)
         Distributions from capital gains                 (1.84)         (0.86)         (1.41)         (1.20)        (0.36)
                                                     ----------     ----------     ----------     ----------    ----------
         Total distributions                              (2.02)         (1.05)         (1.63)         (1.44)        (0.62)
                                                     ----------     ----------     ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD                           $28.54     $    32.67     $    28.43     $    23.89    $    19.38
                                                     ==========     ==========     ==========     ==========    ==========
         Total return                                     (7.12%)        18.87%         26.52%         32.83%        22.84%
Net assets, end of period (000's)                    $2,914,520     $3,187,220     $2,290,118     $1,605,387    $1,033,738
Ratio of operating expenses to average net assets          0.79%          0.80%          0.79%          0.79%         0.80%
Ratio of net investment income to average net
assets                                                     0.33%          0.63%          0.85%          1.14%         1.56%
Portfolio turnover rate                                      32%            19%            16%           34%            49%



--------------------------------------------------------------------------------

++    Net investment income has been calculated using the average shares method.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)



                                                             U.S. LARGE CAP VALUE TRUST
                                                          --------------------------------

                                                                               05/01/1999*
                                                             YEAR ENDED            TO
                                                         DECEMBER 31, 2000++    12/31/1999
                                                         --------------------  -----------


NET  ASSET VALUE, BEGINNING OF PERIOD                         $  12.84         $     12.50
Income from investment operations:
         Net investment income                                    0.07                0.04
         Net realized and unrealized gain on
         investments and foreign currency transactions            0.29                0.30
                                                              --------         -----------

         Total from investment operations                         0.36                0.34
Less distributions:
         Dividends from net investment income                    (0.03)                 --
         Distributions from capital gains                        (0.08)                 --
                                                              --------         -----------

         TOTAL DISTRIBUTIONS                                     (0.11)                 --
                                                              --------         -----------
NET ASSET VALUE, END OF PERIOD                                $  13.09         $     12.84
                                                              ========         ===========
         TOTAL RETURN                                             2.78%            2.72% +
Net assets, end of period (000's)                             $435,395         $   210,725
Ratio of operating expenses to average net assets                0.930%         0.945% (A)
Ratio of net investment income to average net assets              0.53%          0.64% (A)
Portfolio turnover rate                                             31%            30% (A)



--------------------------------------------------------------------------------


++    Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying Notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                  EQUITY-INCOME TRUST
                                                         ------------------------------------------------------------------

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                          2000##          1999           1998          1997          1996
                                                         --------      ----------     ----------     --------      --------


NET  ASSET VALUE, BEGINNING OF PERIOD                    $  17.05      $    17.78     $    17.24     $  15.41      $  13.81
Income from investment operations:
         Net investment income                               0.30            0.35           0.34         0.34          0.21
         Net realized and unrealized gain on
         investments and foreign currency transactions       1.63            0.25           1.26         3.68          2.39
                                                         --------      ----------     ----------     --------      --------
         Total from investment operations                    1.93            0.60           1.60         4.02          2.60
Less distributions:
         Dividends from net investment income               (0.34)          (0.37)         (0.33)       (0.21)        (0.16)
         Distributions from capital gains                   (1.81)          (0.96)         (0.73)       (1.98)        (0.84)
                                                         --------      ----------     ----------     --------      --------
         Total distributions                                (2.15)          (1.33)         (1.06)       (2.19)        (1.00)
                                                         --------      ----------     ----------     --------      --------
NET ASSET VALUE, END OF PERIOD                           $  16.83      $    17.05     $    17.78     $  17.24      $  15.41
                                                         ========      ==========     ==========     ========      ========
         TOTAL RETURN (A)                                   12.99%           3.40%          9.21%       29.71%        19.85%
Net assets, end of period (000's)                        $965,675      $1,011,260     $1,088,342     $941,705      $599,486
Ratio of operating expenses to average net assets (B)        0.91%           0.91%          0.85%        0.85%         0.85%
Ratio of net investment income to average net assets         1.94%           1.83%          2.13%        2.47%         1.78%
Portfolio turnover rate                                        34%             30%            21%          25%          158%



--------------------------------------------------------------------------------


##    Net investment income has been calculated using the average shares method.

(A) The total return for the year ended December 31, 2000 would have been lower had operating expenses not been reduced.

(B) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.92% for the year ended December 31, 2000.


    The accompanying Notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             INCOME & VALUE TRUST
                                                         ------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------
                                                          2000##        1999         1998         1997         1996
                                                         --------     --------     --------     --------     --------


NET  ASSET VALUE, BEGINNING OF PERIOD                    $  12.91     $  13.36     $  12.95     $  12.49     $  12.39
Income from investment operations:
         Net investment income                               0.27         0.32         0.40         0.48         0.54
         Net realized and unrealized gain on
         investments and foreign currency transactions       0.33         0.77         1.51         1.29         0.60
                                                         --------     --------     --------     --------     --------
         Total from investment operations                    0.60         1.09         1.91         1.77         1.14
Less distributions:
         Dividends from net investment income               (0.33)       (0.40)       (0.46)       (0.57)       (0.52)
         Distributions from capital gains                   (2.62)       (1.14)       (1.04)       (0.74)       (0.52)
                                                         --------     --------     --------     --------     --------
         Total distributions                                (2.95)       (1.54)       (1.50)       (1.31)       (1.04)
                                                         --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  10.56     $  12.91     $  13.36     $  12.95     $  12.49
                                                         ========     ========     ========     ========     ========
         TOTAL RETURN                                        4.94%        8.52%       15.27%       15.87%        9.96%
Net assets, end of period (000's)                        $546,311     $639,824     $618,011     $609,142     $624,821
Ratio of operating expenses to average net assets            0.86%        0.86%        0.84%        0.85%        0.84%
Ratio of net investment income to average net assets         2.46%        2.39%        2.89%        3.37%        4.17%
Portfolio turnover rate                                        51%         165%          85%          78%          78%



--------------------------------------------------------------------------------

##    Net investment income has been calculated using the average shares method.



    The accompanying Notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                          BALANCED TRUST
                                                         -----------------------------------------------

                                                             YEARS ENDED DECEMBER 31,
                                                                                              01/01/1997 *
                                                         ----------------------------------        TO
                                                          2000#        1999#         1998       12/31/97
                                                         --------     --------     --------   ------------


NET ASSET VALUE, BEGINNING OF PERIOD                    $  17.82     $  19.40     $  19.33     $  16.41
Income from investment operations:
         Net investment income                               0.30         0.55         0.41         0.51
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions      (1.87)       (0.85)        2.23         2.41
                                                         --------     --------     --------     --------
         Total from investment operations                   (1.57)       (0.30)        2.64         2.92
Less distributions:
         Dividends from net investment income               (0.62)       (0.37)       (0.48)          --
         Distributions from capital gains                   (0.17)       (0.91)       (2.09)          --
                                                         --------     --------     --------     --------
         Total distributions                                (0.79)       (1.28)       (2.57)          --
                                                         --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  15.46     $  17.82     $  19.40     $  19.33
                                                         ========     ========     ========     ========
         TOTAL RETURN                                       (9.33%)      (1.65%)      14.25%       17.79%
Net assets, end of period (000's)                        $201,965     $258,158     $254,454     $177,045
Ratio of operating expenses to average net assets            0.86%        0.87%        0.87%        0.88%
Ratio of net investment income to average net assets         1.76%        2.98%        2.71%        2.97%
Portfolio turnover rate                                       132%         215%         199%         219%



--------------------------------------------------------------------------------

#     Net investment income has been calculated using the average shares method.

*     Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                        HIGH YIELD TRUST
                                                         ------------------------------------------------

                                                              YEARS ENDED DECEMBER 31,        01/01/1997 *
                                                         ----------------------------------       TO
                                                           2000#        1999         1998       12/31/97
                                                         --------     --------     --------  ------------


NET ASSET VALUE, BEGINNING OF PERIOD                    $  12.83     $  12.92     $  13.56     $ 12.50
Income from investment operations:
         Net investment income                               1.26         1.14         0.91        0.46
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions      (2.40)       (0.12)       (0.53)       1.13
                                                         --------     --------     --------     -------
         Total from investment operations                   (1.14)        1.02         0.38        1.59
Less distributions:
         Dividends from net investment income               (0.04)       (1.11)       (0.89)      (0.46)
         Distributions from capital gains                      --           --        (0.13)      (0.07)
                                                         --------     --------     --------     -------
         Total distributions                                (0.04)       (1.11)       (1.02)      (0.53)
                                                         --------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD                           $  11.65     $  12.83     $  12.92     $ 13.56
                                                         ========     ========     ========     =======
         TOTAL RETURN                                       (8.97%)       8.00%        2.78%      12.68%
Net assets, end of period (000's)                        $238,207     $241,054     $192,354     $92,748
Ratio of operating expenses to average net assets            0.84%        0.84%        0.84%       0.89%
Ratio of net investment income to average net assets        10.15%        8.59%        8.34%       7.40%
Portfolio turnover rate                                        57%          62%          94%         75%



--------------------------------------------------------------------------------

#     Net investment income has been calculated using the average shares method.

*     Commencement of operations


    The accompanying Notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                            STRATEGIC BOND TRUST
                                                         ------------------------------------------------------------

                                                                          YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------
                                                          2000#         1999         1998         1997         1996
                                                         --------     --------     --------     --------     --------


NET ASSET VALUE, BEGINNING OF PERIOD                    $  11.14     $  11.72     $  12.38     $  11.94     $  11.26
Income from investment operations:
         Net investment income                               0.87         1.00         0.76         0.67         0.62
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions      (0.11)       (0.75)       (0.59)        0.57         0.92
                                                         --------     --------     --------     --------     --------
         Total from investment operations                    0.76         0.25         0.17         1.24         1.54
Less distributions:
         Dividends from net investment income               (0.98)       (0.83)       (0.71)       (0.71)       (0.86)
         Distributions from capital gains                      --           --        (0.12)       (0.09)          --
                                                         --------     --------     --------     --------     --------
         Total distributions                                (0.98)       (0.83)       (0.83)       (0.80)       (0.86)
                                                         --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  10.92     $  11.14     $  11.72     $  12.38     $  11.94
                                                         ========     ========     ========     ========     ========
         TOTAL RETURN                                        7.28%        2.22%        1.31%       10.98%       14.70%
Net assets, end of period (000's)                        $333,293     $368,380     $443,414     $365,590     $221,277
Ratio of operating expenses to average net assets            0.87%        0.87%        0.85%        0.87%        0.86%
Ratio of net investment income to average net assets         8.15%        8.15%        7.59%        7.54%        8.20%
Portfolio turnover rate                                       175%         107%         209%         131%         165%



--------------------------------------------------------------------------------

#    Net investment income has been calculated using the average shares method.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                              GLOBAL BOND TRUST
                                                         ------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------
                                                          2000#         1999         1998         1997         1996
                                                         --------     --------     --------     --------     --------


NET ASSET VALUE, BEGINNING OF PERIOD                    $  11.60     $  13.73     $  14.07     $  14.97     $  14.56
Income from investment operations:
         Net investment income                               0.51         0.67         0.81         0.93         0.93
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions      (0.33)       (1.55)        0.20        (0.57)        0.79
                                                         --------     --------     --------     --------     --------
         Total from investment operations                    0.18        (0.88)        1.01         0.36         1.72
Less distributions:
         Dividends from net investment income               (0.36)       (1.25)       (0.95)       (1.23)       (1.31)
         Distributions from capital gains                      --           --        (0.40)       (0.03)          --
                                                         --------     --------     --------     --------     --------
         Total distributions                                (0.36)       (1.25)       (1.35)       (1.26)       (1.31)
                                                         --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  11.42     $  11.60     $  13.73     $  14.07     $  14.97
                                                         ========     ========     ========     ========     ========
         TOTAL RETURN                                        1.68%       (6.67%)       7.61%        2.95%       13.01%
Net assets, end of period (000's)                        $116,370     $145,992     $196,990     $216,117     $249,793
Ratio of operating expenses to average net assets            1.00%        0.98%        0.94%        0.93%        0.90%
Ratio of net investment income to average net assets         4.61%        4.38%        5.46%        5.87%        6.38%
Portfolio turnover rate                                       644%         471%         140%         160%         167%



--------------------------------------------------------------------------------

#     Net investment income has been calculated using the average shares method.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                              TOTAL RETURN TRUST
                                                         -----------------------------

                                                         YEAR ENDED       05/01/1999*
                                                         DECEMBER 31,         TO
                                                            2000++        12/31/1999
                                                         ------------     ------------


NET  ASSET VALUE, BEGINNING OF PERIOD                    $      12.37     $      12.50
Income from investment operations:
         Net investment income                                   0.79             0.35
         Net realized and unrealized (loss) on
         investments and foreign currency transactions           0.48            (0.48)
                                                         ------------     ------------
         Total from investment operations                        1.27            (0.13)
Less distributions:
         Dividends from net investment income                   (0.31)              --
         Distributions from capital gains                          --               --
                                                         ------------     ------------
         Total distributions                                    (0.31)              --
                                                         ------------     ------------
Net asset value, end of period                           $      13.33     $      12.37
                                                         ============     ============
         Total return                                           10.49%           (1.04%)+
Net assets, end of period (000's)                        $    387,647     $    240,016
Ratio of operating expenses to average net assets               0.840%      0.835% (A)
Ratio of net investment income to average net assets             6.23%       5.72% (A)
Portfolio turnover rate                                           551%         95% (A)



--------------------------------------------------------------------------------

++    Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized


    The accompanying Notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                        INVESTMENT QUALITY BOND TRUST
                                                         ------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------
                                                          2000++        1999         1998         1997         1996
                                                         --------     --------     --------     --------     --------


NET  ASSET VALUE, BEGINNING OF PERIOD                    $  11.60     $  12.46     $  12.13     $  11.89     $  12.32
Income from investment operations:
         Net investment income                               0.79         0.81         0.62         0.77         0.77
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       0.24        (1.02)        0.40         0.30        (0.50)
                                                         --------     --------     --------     --------     --------
         Total from investment operations                    1.03        (0.21)        1.02         1.07         0.27
Less distributions:
         Dividends from net investment income               (0.89)       (0.65)       (0.69)       (0.83)       (0.70)
                                                         --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  11.74     $  11.60     $  12.46     $  12.13     $  11.89
                                                         ========     ========     ========     ========     ========
         Total return                                        9.40%       (1.79%)       8.73%        9.75%        2.58%
Net assets, end of period (000's)                        $282,725     $288,594     $312,111     $188,545     $152,961
Ratio of operating expenses to average net assets            0.73%        0.77%        0.72%        0.74%        0.73%
Ratio of net investment income to average net assets         6.95%        6.79%        6.89%        7.15%        6.95%
Portfolio turnover rate                                        35%          36%          41%          47%          68%



--------------------------------------------------------------------------------

++    Net investment income has been calculated using the average shares method.


    The accompanying Notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                           DIVERSIFIED BOND TRUST
                                                         -----------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,

                                                         -----------------------------------------------------------
                                                          2000#         1999         1998         1997        1996
                                                         --------     --------     --------     -------     --------


NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.82     $  11.83     $  11.78    $  11.64     $  11.59
Income from investment operations:
         Net investment income                               0.66         0.56         0.51        0.54         0.57
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       0.34        (0.46)        0.69        0.67         0.20
                                                         --------     --------     --------    --------     --------
         Total from investment operations                    1.00         0.10         1.20        1.21         0.77
Less distributions:
         Dividends from net investment income               (0.58)       (0.49)       (0.55)      (0.59)       (0.56)
         Distributions from capital gains                   (0.77)       (0.62)       (0.60)      (0.48)       (0.16)
                                                         --------     --------     --------    --------     --------
         Total distributions                                (1.35)       (1.11)       (1.15)      (1.07)       (0.72)
                                                         --------     --------     --------    --------     --------
NET ASSET VALUE, END OF PERIOD                           $  10.47     $  10.82     $  11.83    $  11.78     $  11.64
                                                         ========     ========     ========    ========     ========
         TOTAL RETURN                                       10.32%        0.72%       10.68%      11.44%        7.03%
Net assets, end of period (000's)                        $212,462     $218,868     $196,800    $204,348     $208,466
Ratio of operating expenses to average net assets            0.81%        0.84%        0.89%       0.89%        0.87%
Ratio of net investment income to average net assets         6.50%        5.18%        4.03%       4.39%        4.59%
Portfolio turnover rate                                        76%         173%         125%         86%          73%


--------------------------------------------------------------------------------

#   Net investment income has been calculated using the average shares method.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                       U.S. GOVERNMENT SECURITIES TRUST
                                                         ------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,

                                                         ------------------------------------------------------------
                                                          2000#         1999         1998         1997        1996
                                                         --------     --------     --------     --------     --------


NET ASSET VALUE, BEGINNING OF PERIOD                    $  13.24     $  13.82     $  13.50     $  13.32     $  13.65
Income from investment operations:
         Net investment income                               0.85         0.74         0.79         0.75         0.83
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       0.50        (0.77)        0.18         0.31        (0.41)
                                                         --------     --------     --------     --------     --------
         Total from investment operations                    1.35        (0.03)        0.97         1.06         0.42
Less distributions:
         Dividends from net investment income               (1.02)       (0.55)       (0.65)       (0.88)       (0.75)
         Distributions from capital gains                      --           --           --           --           --
                                                         --------     --------     --------     --------     --------
         TOTAL DISTRIBUTIONS                                (1.02)       (0.55)       (0.65)       (0.88)       (0.75)
                                                         --------     --------     --------     --------     --------
Net asset value, end of period                           $  13.57     $  13.24     $  13.82     $  13.50     $  13.32
                                                         ========     ========     ========     ========     ========
         TOTAL RETURN                                       10.87%       (0.23%)       7.49%        8.47%        3.38%
Net assets, end of period (000's)                        $333,163     $363,269     $363,615     $251,277     $204,053
Ratio of operating expenses to average net assets            0.72%        0.72%        0.72%        0.72%        0.71%
Ratio of net investment income to average net assets         6.56%        6.03%        5.92%        6.27%        6.36%
Portfolio turnover rate                                        58%          40%         287%         110%         178%



--------------------------------------------------------------------------------

#   Net investment income has been calculated using the average shares method.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                               MONEY MARKET TRUST
                                                       -------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,

                                                       -------------------------------------------------------------------
                                                        2000#            1999         1998           1997           1996
                                                       --------       ---------     --------       --------       --------


NET  ASSET VALUE, BEGINNING OF PERIOD                  $  10.00       $   10.00     $  10.00       $  10.00       $  10.00
Income from investment operations:
         Net investment income                             0.57            0.45         0.50           0.50           0.49
Less distributions:
         Dividends from net investment income             (0.57)          (0.45)       (0.50)         (0.50)         (0.49)
                                                       --------       ---------     --------       --------       --------
NET ASSET VALUE, END OF PERIOD                         $  10.00       $   10.00     $  10.00       $  10.00       $  10.00
                                                       ========       =========     ========       ========       ========
         TOTAL RETURN                                      5.88%           4.60%        5.03%          5.15%          5.05%
Net assets, end of period (000's)                      $950,155      $1,084,859     $609,837       $439,714       $363,566
Ratio of operating expenses to average net assets          0.54%           0.55%        0.55%          0.54%          0.55%
Ratio of net investment income to average net assets       5.71%           4.54%        4.94%          5.03%          4.97%



--------------------------------------------------------------------------------

#   Net investment income has been calculated using the average shares method.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                         SMALL CAP     INTERNATIONAL     MID CAP     TOTAL STOCK
                                                           INDEX          INDEX           INDEX      MARKET INDEX      500 INDEX
                                                           TRUST          TRUST           TRUST          TRUST           TRUST
                                                        -----------     -----------    -----------    -----------     -----------

                                                          5/1/2000*       5/1/2000*      5/1/2000*      5/1/2000*      5/1/2000*
                                                             TO              TO             TO             TO              TO
                                                        12/31/2000#     12/31/2000#    12/31/2000#    12/31/2000#     12/31/2000#
                                                        ------------    ------------   ------------   ------------    ------------


NET  ASSET VALUE, BEGINNING OF PERIOD                   $    12.50     $    12.50         12.50        $    12.50     $    12.50

Income from investment operations:
        Net investment income                                 0.46           0.09          0.10              0.08           0.09
        Net realized and unrealized gain (loss) on
        investments and foreign currency
        transactions                                         (1.26)         (1.32)         0.77             (1.33)         (1.29)
                                                        ----------     ----------     ---------        ----------     ----------
        Total from investment operations                     (0.80)         (1.23)         0.87             (1.25)         (1.20)
Less distributions:
        Dividends from net investment income                 (0.41)         (0.16)        (0.08)            (0.06)         (0.02)
                                                        ----------     ----------     ---------        ----------     ----------
        Distributions from capital gains                        --             --         (0.18)            (0.05)            --
                                                        ----------     ----------     ---------        ----------     ----------
        Total distributions                                  (0.41)         (0.16)        (0.26)            (0.11)         (0.02)
                                                        ----------     ----------     ---------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $    11.29     $    11.11         13.11        $    11.14     $    11.28
                                                        ==========     ==========     =========        ==========     ==========
         TOTAL RETURN (B)                                    (6.38%)        (9.84%)        7.15%           (10.04%)        (9.57%)+

Net assets, end of period (000's)                       $   34,825     $   49,180        32,007        $   56,390     $  680,264
Ratio of operating expenses to average net assets (C)    0.60% (A)      0.60% (A)     0.60% (A)         0.60% (A)      0.55% (A)
Ratio of net investment income to average net assets     5.63% (A)      1.17% (A)     1.17% (A)         0.93% (A)      1.08% (A)
Portfolio turnover rate                                     1% (A)         8% (A)       49% (A)           16% (A)         6% (A)



--------------------------------------------------------------------------------


#     Net investment income has been calculated using the average shares method.

*     Commencement of operations

+     Not Annualized

(A)   Annualized

(B) The total return for the period ended December 31, 2000 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser was 0.65%, 0.65%, 0.69%, and 0.62% for the Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index, and 500 Index for the period ended December 31, 2000, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                               LIFESTYLE AGGRESSIVE 1000 TRUST
                                                            ---------------------------------------------------------------------

                                                                         YEARS ENDED DECEMBER 31,                     01/07/1997*
                                                                                                                            TO
                                                            --------------------------------------------------
                                                               2000++              1999               1998             12/31/1997
                                                            -----------         -----------        -----------        -----------


NET  ASSET VALUE, BEGINNING OF PERIOD                       $     14.54         $     13.39        $     13.47        $     12.50
Income from investment operations:
         Net investment income                                     0.05                0.08               0.07               0.05
         Net realized and unrealized gain (loss) on
         investments                                              (0.78)               1.77               0.62               1.26
                                                            -----------         -----------        -----------        -----------
         Total from investment operations                         (0.73)               1.85               0.69               1.31
Less distributions:
         Dividends from net investment income                     (0.05)              (0.08)             (0.07)             (0.05)
         Distributions from capital gains                         (0.67)              (0.62)             (0.70)             (0.29)
                                                            -----------         -----------        -----------        -----------
         Total distributions                                      (0.72)              (0.70)             (0.77)             (0.34)
                                                            -----------         -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD                              $     13.09         $     14.54        $     13.39        $     13.47
                                                            ===========         ===========        ===========        ===========
         Total return (B)                                         (5.11%)             14.61%              4.86%          10.89% +
Net assets, end of period (000's)                           $   148,693         $    93,073        $    80,525        $    49,105
Ratio of operating expenses to average net assets (C)              0.05%               0.00%              0.00%         0.00% (A)
Ratio of net investment income to average net assets               0.33%               0.64%              0.48%         1.29% (A)
Portfolio turnover rate                                             104%                136%                59%           67% (A)



--------------------------------------------------------------------------------

*     Commencement of operations

++    Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.075%, 0.03%, 0.02% and 0.03% for the periods ended December 31, 2000, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                      LIFESTYLE GROWTH 820 TRUST
                                                         ----------------------------------------------------

                                                               YEARS ENDED DECEMBER 31,           01/07/1997*
                                                                                                       TO
                                                         ------------------------------------
                                                          2000++         1999          1998        12/31/1997
                                                         --------      --------      --------      ----------


NET  ASSET VALUE, BEGINNING OF PERIOD                    $  15.18      $  13.78      $  13.77      $    12.50
Income from investment operations:
         Net investment income                               0.13          0.23          0.24            0.30
         Net realized and unrealized gain (loss) on
         investments                                        (0.57)         1.94          0.63            1.38
                                                         --------      --------      --------      ----------
         Total from investment operations                   (0.44)         2.17          0.87            1.68
Less distributions:
         Dividends from net investment income               (0.13)        (0.23)        (0.24)          (0.30)
         Distributions from capital gains                   (1.02)        (0.54)        (0.62)          (0.11)
                                                         --------      --------      --------      ----------
         Total distributions                                (1.15)        (0.77)        (0.86)          (0.41)
                                                         --------      --------      --------      ----------
NET ASSET VALUE, END OF PERIOD                           $  13.59      $  15.18      $  13.78      $    13.77
                                                         ========      ========      ========      ==========
         Total return (B)                                   (3.05%)       16.56%         6.20%       13.84% +
Net assets, end of period (000's)                        $545,106      $414,257      $380,309      $  217,158
Ratio of operating expenses to average net assets (C)        0.05%         0.00%         0.00%      0.00% (A)
Ratio of net investment income to average net assets         0.94%         1.73%         1.74%      2.44% (A)
Portfolio turnover rate                                       102%          127%           49%        51% (A)



--------------------------------------------------------------------------------


*     Commencement of operations

++    Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.06%, 0.04%, 0.02% and 0.03% for the periods ended December 31, 2000, 1999, 1998 and 1997 respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                            LIFESTYLE BALANCED 640 TRUST
                                                            --------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,               01/07/1997*
                                                                                                                   TO
                                                            ---------------------------------------------
                                                               2000++           1999             1998          12/31/1997
                                                            -----------      -----------      -----------      -----------


NET  ASSET VALUE, BEGINNING OF PERIOD                       $     14.24      $     13.49      $     13.56      $     12.50
Income from investment operations:
         Net investment income                                     0.26             0.39             0.31             0.50
         Net realized and unrealized gain on investments           0.06             1.20             0.47             1.19
                                                            -----------      -----------      -----------      -----------
         Total from investment operations                          0.32             1.59             0.78             1.69
Less distributions:
         Dividends from net investment income                     (0.26)           (0.39)           (0.31)           (0.50)
         Distributions from capital gains                         (0.77)           (0.45)           (0.54)           (0.13)
                                                            -----------      -----------      -----------      -----------
         Total distributions                                      (1.03)           (0.84)           (0.85)           (0.63)
                                                            -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                              $     13.53      $     14.24      $     13.49      $     13.56
                                                            ===========      ===========      ===========      ===========
         Total return (B)                                          2.45%           12.42%            5.72%        14.11% +
Net assets, end of period (000's)                           $   545,718      $   416,706      $   377,531          186,653
Ratio of operating expenses to average net assets (C)              0.05%            0.00%            0.00%       0.00% (A)
Ratio of net investment income to average net assets               1.87%            2.93%            2.21%       3.24% (A)
Portfolio turnover rate                                              85%             126%              52%         44% (A)



--------------------------------------------------------------------------------

*     Commencement of operations

++    Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.06%, 0.03%, 0.02% and 0.03% for the periods ended December 31, 2000, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                             LIFESTYLE MODERATE 460 TRUST
                                                            --------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,                01/07/1997*
                                                                                                                    TO
                                                            ---------------------------------------------
                                                               2000++            1999             1998          12/31/1997
                                                            -----------      -----------      -----------      -----------


NET  ASSET VALUE, BEGINNING OF PERIOD                       $     14.13      $     13.91      $     13.35      $     12.50
Income from investment operations:
         Net investment income                                     0.58             0.41             0.45             0.65
         Net realized and unrealized gain on investments          (0.07)            0.65             0.84             0.98
                                                            -----------      -----------      -----------      -----------
         Total from investment operations                          0.51             1.06             1.29             1.63
Less distributions:
         Dividends from net investment income                     (0.58)           (0.41)           (0.45)           (0.65)
         Distributions from capital gains                         (1.05)           (0.43)           (0.28)           (0.13)
                                                            -----------      -----------      -----------      -----------
         Total distributions                                      (1.63)           (0.84)           (0.73)           (0.78)
                                                            -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                              $     13.01      $     14.13      $     13.91      $     13.35
                                                            ===========      ===========      ===========      ===========
         Total return (B)                                          4.26%            7.89%            9.76%         13.7% +
Net assets, end of period (000's)                           $   182,038      $   167,500      $   138,128      $    52,746
Ratio of operating expenses to average net assets (C)              0.05%            0.00%            0.00%       0.00% (A)
Ratio of net investment income to average net assets               4.37%            2.92%            3.03%       3.91% (A)
Portfolio turnover rate                                              86%             109%              45%         39% (A)



--------------------------------------------------------------------------------

*     Commencement of operations

++    Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.075%, 0.04%, 0.05% and 0.03% for the periods ended December 31, 2000, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                           LIFESTYLE CONSERVATIVE 280 TRUST
                                                            -------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,              01/07/1997*
                                                                                                                  TO
                                                            ---------------------------------------------
                                                               2000++           1999             1998         12/31/1997
                                                            -----------      -----------      -----------     -----------


NET  ASSET VALUE, BEGINNING OF PERIOD                       $     13.15      $     13.53      $     13.01     $     12.50
Income from investment operations:
         Net investment income                                     0.51             0.60             0.50            0.76
         Net realized and unrealized gain on investments           0.41            (0.05)            0.79            0.67
                                                            -----------      -----------      -----------     -----------
         Total from investment operations                          0.92             0.55             1.29            1.43
Less distributions:
         Dividends from net investment income                     (0.51)           (0.60)           (0.50)          (0.76)
         Distributions from capital gains                         (0.39)           (0.33)           (0.27)          (0.16)
                                                            -----------      -----------      -----------     -----------
         Total distributions                                      (0.90)           (0.93)           (0.77)          (0.92)
                                                            -----------      -----------      -----------     -----------
NET ASSET VALUE, END OF PERIOD                              $     13.17      $     13.15      $     13.53     $     13.01
                                                            ===========      ===========      ===========     ===========
         Total return (B)                                          7.62%            4.21%           10.20%       12.15% +
Net assets, end of period (000's)                           $   105,627      $   106,435      $    78,404     $    19,750
Ratio of operating expenses to average net assets (C)              0.05%            0.00%            0.00%      0.00% (A)
Ratio of net investment income to average net assets               4.00%            4.40%            2.98%      3.95% (A)
Portfolio turnover rate                                              53%              93%              32%        38% (A)



--------------------------------------------------------------------------------


*     Commencement of operations

++    Net investment income has been calculated using the average shares method.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 2000, 1999, 1998 and 1997 would have been lower, had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.082%, 0.03%, 0.03% and 0.03% for the periods ended December 31, 2000, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PACIFIC RIM EMERGING MARKETS TRUST


                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 76.85%
AUSTRALIA - 5.59%
Aristocrat Leisure, Ltd.                                   63,000       $     181,174
Australia & New Zealand Bank Group                         48,000             384,015
Broken Hill Proprietary Company                            42,800             451,376
Cable & Wireless Optus, Ltd. *                             96,000             198,684
CSR, Ltd.                                                 167,000             434,728
David Jones, Ltd. (a)                                     180,000             137,697
F.H. Faulding & Company, Ltd.                              41,000             269,367
IBA Technologies, Ltd. *                                  340,000              66,206
John Fairfax Holdings, Ltd.                               105,000             228,760
Lend Lease Corp.                                           29,400             273,811
National Australia Bank, Ltd. (a)                          45,800             734,102
News Corp., Ltd.                                           56,000             436,178
Novus Petroleum PLC *                                     168,000             168,240
Oil Search, Ltd. *                                        140,000             106,474
OneSteel, Ltd. * (a)                                       10,700               5,655
Rio Tinto, Ltd.-AUD                                        22,000             360,300
Santos, Ltd.                                               60,000             200,954
Westpac Banking Corp., Ltd.                                73,400             538,791
WMC, Ltd.                                                  77,600             330,574
                                                                        -------------
                                                                            5,507,086
HONG KONG - 15.02%
Bank of East Asia (a)                                      60,000             155,391
Cathay Pacific Airways                                    201,000             371,091
Cheung Kong Holdings, Ltd.                                 71,000             908,016
Cheung Kong Infrastructure Holdings, Ltd. (a)              49,000              80,727
China Everbright                                          218,000             224,996
China Merchants Holdings International                    156,000             113,004
China Mobile (Hong Kong), Ltd. *                          336,500           1,837,878
China Resources Enterprises, Ltd.                         290,000             369,950
China Unicom * (a)                                        132,000             202,239
Citic Pacific, Ltd. (a)                                    69,000             244,606
CLP Holdings, Ltd.                                         86,000             428,914
Cosco Pacific, Ltd.                                       158,000             122,556
Dao Heng Bank Group, Ltd. (a)                              28,500             162,602
Hang Seng Bank, Ltd.                                      120,000           1,615,447
Henderson Land Development (a)                            143,000             727,861
Hong Kong & China Gas Company, Ltd. (a)                   285,645             421,159
Hong Kong Electric Holdings, Ltd.                          30,000             110,774
Hong Kong Exchange                                        226,000             518,661
Hutchison Whampoa, Ltd.                                   187,000           2,331,596
Legend Holdings (a)                                       220,000             138,210
Li & Fung, Ltd.                                            86,000             156,019
MTR Corp. *                                               257,000             451,415
Pacific Century * (a)                                     553,804             355,016
Petrochina Company (a)                                    920,000             153,339
Shanghai Industrial Holdings                              134,000             244,817
South China Morning Post, Ltd.                             88,000              64,874
Sun Hung Kai Properties, Ltd.                             114,000           1,136,390
Swire Pacific, Ltd. (a)                                   128,000             919,010
Television Broadcast, Ltd.                                 30,000             157,698
Union Bank of Hong Kong *                                  90,000              77,311
                                                                        -------------
                                                                           14,801,567
JAPAN - 40.15%
Amada Company, Ltd.                                       140,000           1,040,938
Asahi Bank                                                 35,000             119,095
Asahi National Broadcasting Company, Ltd.                     290             786,389
Canon, Inc.                                                31,000           1,084,675
Chuo Mitsui Trust & Bank                                   67,000             206,298
Credit Saison Company, Ltd. (a)                            35,000             748,557
Daihatsu Motor Company (a)                                 94,000             706,316
Dainippon Ink & Chemicals, Inc.                           265,000             788,139
Daiwa Securities Group, Inc.                              145,000           1,513,165
Fukuyama Transport Company, Ltd.                           60,000             255,073
Hagoromo Foods                                             50,000             415,938
Hino Motors *                                             335,000           1,298,154
Hitachi, Ltd.                                              95,000             845,959
Hosiden Corp.                                              50,000           1,880,686
Japan Medical Dynamic Marketing, Inc.                      20,000             559,832
JSR Corpoation                                            110,000             682,208
Kyorin Pharmaceuticals Company, Ltd.                       35,000           1,236,879
Marui Company, Ltd. (a)                                    95,000           1,433,476
Mitsubishi Corp. (a)                                      185,000           1,362,579
Mitsubishi Estate Company, Ltd. (a)                        60,000             640,308
Mitsui Fudosan Company                                     75,000             744,620
Mitsui Marine and Fire Insurance
   Company, Ltd. (a)                                      195,000           1,117,259
Mizuho Holdings                                               105             650,280
Mori Seiki Company                                         35,000             388,209
Nikko Securities                                           70,000             541,900
Nippon Sanso Corp.                                        485,000           1,909,115
Nippon Steel Corp.                                        320,000             529,041
Nippon Telegraph & Telephone Corp.                             50             359,954
NKK Corp. *                                               687,000             426,671
NTT Data Corp. (a)                                             75             498,600
NTT DoCoMo, Inc.                                               60           1,033,940
Obayashi Corp.                                            150,000             645,556
Orix Corp. (a)                                             10,000           1,002,449
Rengo Company, Ltd. (a)                                   230,000             847,008
Sakura Bank                                                45,000             271,606
Sanwa Bank (a)                                            101,000             707,671
Shibaura Mechatronics Corp. (a)                            62,000             289,066
Shohkoh Fund & Company, Ltd. (a)                            5,000             516,095
Sony Corp. (a)                                             15,000           1,036,564
Sumitomo Bakelite Company, Ltd. (a)                       120,000           1,105,318
Sumitomo Heavy Industry                                   465,000             724,020
Sumitomo Trust & Banking Company                           22,000             149,528
Suruga Bank (a)                                            22,000             202,257
Tabuchi Electric Company, Ltd.                             32,000              43,667
Taiyo Yuden Company (a)                                    30,000           1,002,449
Takeda Chemical Industries, Ltd.                           20,542           1,214,695
THK Company, Ltd. (a)                                      10,000             213,436
Tokyo Electron, Ltd. (a)                                   14,000             769,069
Tokyo Seimitsu Company, Ltd. (a)                           12,000             681,246
Wacoal Corp.                                              145,000           1,207,488
Yasuda Fire & Marine Insurance (a)                        195,000           1,124,081
                                                                        -------------
                                                                           39,557,522
SOUTH KOREA - 2.74%
H & CB                                                     27,877             313,617
Kookmin Bank *                                              8,000              97,200
Korea Electric Power Corp., ADR (a)                        32,920             337,430
Korea Telecom Corp., ADR (a)                               11,330             351,230
LG Chemical, Ltd.                                          12,100             108,565
Pohang Iron & Steel, Ltd., ADR (a)                          8,560             133,215
Samsung Electronics, Ltd., GDR *                            5,360             379,220
Samsung SDI Company, Ltd.                                  15,000             154,500
Shinhan Bank *                                              4,000              66,000
SK Telecom Company, Ltd., ADR (a)                          32,220             759,184
                                                                        -------------
                                                                            2,700,161
MALAYSIA - 0.59%
Austral Enterprises Berhad                                 24,700              15,795
Genting Berhad                                             65,000             160,789
Malayan Bank Berhad                                        28,000              99,474


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
MALAYSIA - CONTINUED
Petronas Gas Berhad                                        32,000             $54,316
Rothmans of Pall Mall                                      20,000             184,211
Tenaga Nasional Berhad                                     21,000              64,105
                                                                        -------------
                                                                              578,690
NEW ZEALAND - 0.42%
Carter Holt Harvey (a)                                    274,400             199,132
Telecom Corp. of New Zealand, Ltd. (a)                    100,000             212,843
                                                                        -------------
                                                                              411,975
PHILIPPINES - 0.18%
Alsons Consolidated Resources, Inc. *                   1,371,000               6,855
Manila Electric Company                                    58,080              57,499
Philippine Long Distance Telephone
   Company, ADR (a)                                         6,580             117,206
                                                                        -------------
                                                                              181,560
SINGAPORE - 7.92%
Capitaland, Ltd. *                                        259,000             448,614
Chartered Semiconductor Manufacturing,                     22,000              60,208
   Ltd. * (a)
City Developments, Ltd.                                    76,600             356,022
DBS Group Holdings, Ltd.                                  115,000           1,301,386
Overseas Union Bank                                        94,000             439,607
Overseas-Chinese Banking Corp., Ltd.                      105,000             782,044
Sembcorp Industries, Ltd.                                 199,000             195,323
Sembcorp Marine, Ltd.                                     353,000             142,668
Singapore Airlines, Ltd.                                  118,800           1,179,769
Singapore Exchange, Ltd. *                                305,000             228,926
Singapore Press Holdings, Ltd.                             55,600             821,802
Singapore Technologies Engineering, Ltd.                  383,000             616,957
Singapore Telecommunications, Ltd.                        322,000             500,104
United Overseas Bank                                       82,968             622,739
Venture Manufacturing (Singapore), Ltd.                    16,000             107,159
                                                                        -------------
                                                                            7,803,328
TAIWAN - 2.00%
Acer, Inc., GDR *                                          44,150              99,338
China Steel                                                47,552             563,491
Far Eastern Textile, Ltd., GDR                             22,001             154,007
Macronix International Company, Ltd.,
   ADR * (a)                                               29,918             351,536
Siliconware Precision Industries Company *                 39,900              99,750
Synnex Technology International Corp.,
   GDR *                                                   11,074              63,122
Taiwan Semiconductor Manufacturing
   Company, Ltd. * (a)                                     24,000             414,000
United Microelectronics Corp. * (a)                        27,000             222,750
                                                                        -------------
                                                                            1,967,994
THAILAND - 0.63%
Advanced Info Service Public Company,
   Ltd. *                                                  11,500             111,290
BEC World Public Company, Ltd.                             27,800             138,359
Electricity Generating Public Company,
   Ltd.                                                    90,000              80,876
PTT Exploration & Production Public
   Company, Ltd.                                          124,200             289,037
                                                                        -------------
                                                                              619,562
UNITED KINGDOM - 1.32%
HSBC Holdings-HKD (a)                                      81,200           1,207,636
Tanjong PLC                                                49,000              92,198
                                                                        -------------
                                                                            1,299,834
UNITED STATES - 0.29%
iShares, Inc.                                              27,000             285,188
                                                                        -------------

TOTAL COMMON STOCKS
(Cost: $85,218,830)                                                       $75,714,467
                                                                        -------------

                                                      PRINCIPAL
                                                        AMOUNT               VALUE
                                                        ------               -----
CONVERTIBLE BONDS - 0.69%
JAPAN - 0.69%
Daiwa Securities Group, Inc.,
   0.50% due 09/29/2006                               $15,000,000         $   172,148
THK Company, Ltd.,
   0.30% due 09/30/2003                                50,000,000             511,722

TOTAL CONVERTIBLE BONDS
(Cost: $615,232)                                                          $   683,870
                                                                          -----------

SHORT TERM INVESTMENTS - 15.76%
Navigator Securities Lending Trust, 6.47%             $15,529,141         $15,529,141
                                                                          -----------

REPURCHASE AGREEMENTS - 6.70%
Repurchase Agreement with State
   Street Bank & Trust Company
   dated 12/29/2000 at 5.90%, to be
   repurchased at $6,603,082 on
   01/02/2001, collateralized by
   $5,465,000 U.S. Treasury Bonds,
   7.25% due 08/15/2022 (valued at
   $6,739,028, including interest)                    $ 6,602,000         $ 6,602,000
                                                                          -----------

TOTAL INVESTMENTS   (PACIFIC RIM EMERGING MARKETS TRUST)
(Cost: $107,965,203)                                                      $98,529,478
                                                                          ===========

The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Banking                                          10.20%
Financial Services                                7.32%
Real Estate                                       6.22%
Telecommunications Services                       6.07%
Chemicals                                         4.66%

INTERNET TECHNOLOGIES TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 86.13%
ADVERTISING - 4.59%
TMP Worldwide, Inc. *                                      44,000       $   2,420,000
                                                                        -------------
BUSINESS SERVICES - 1.65%
Comdisco, Inc.                                             12,000             137,250
Diamondcluster International, Inc. *                       12,000             366,000
Entrust Technologies, Inc. *                               28,000             364,000
                                                                        -------------
                                                                              867,250
COMPUTERS & BUSINESS EQUIPMENT - 17.10%
Cisco Systems, Inc. *                                      39,900           1,526,175
Dell Computer Corp. *                                      18,000             313,875
EMC Corp. *                                                34,600           2,300,900
Gilat Satellite Networks, Ltd. *                           14,425             367,838
Internet Security Systems, Inc. *                          28,900           2,266,844
ONI Systems Corp. *                                        13,300             526,181
Palm, Inc. *                                               22,232             629,443
Research In Motion, Ltd. *                                 10,900             872,000
Sun Microsystems, Inc. *                                    7,300             203,488
                                                                        -------------
                                                                            9,006,744
ELECTRONICS - 0.73%
Foundry Networks, Inc. *                                   25,539             383,085
                                                                        -------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
FINANCIAL SERVICES - 2.38%
Charles Schwab Corp.                                       36,600       $   1,038,525
E*Trade Group, Inc. *                                      29,100             214,613
                                                                        -------------
                                                                            1,253,138
INTERNET CONTENT - 16.19%
Check Point Software Technologies, Ltd. *                  25,300           3,379,131
CMGI, Inc. *                                               24,000             134,250
CNET Networks, Inc. *                                      40,900             653,761
Critical Path, Inc. *                                      36,800           1,131,600
DoubleClick, Inc. *                                        53,300             586,300
Equinix, Inc. *                                            19,300              84,438
HomeStore.com, Inc. *                                      12,000             241,500
Infospace.com *                                           105,200             930,362
Inktomi Corp. *                                            21,300             380,737
Lifeminders, Inc. *                                        63,300             221,550
Multex Systems, Inc. *                                     20,000             265,000
Vicinity Corp. *                                           69,900             207,516
Yahoo, Inc. *                                              10,400             313,788
                                                                        -------------
                                                                            8,529,933
INTERNET RETAIL - 3.00%
Amazon.com, Inc. *                                         13,300             206,981
Ebay, Inc.                                                 34,600           1,141,800
VerticalNet, Inc. *                                        35,200             234,300
                                                                        -------------
                                                                            1,583,081
INTERNET SERVICE PROVIDER - 2.53%
America Online, Inc. *                                     38,300           1,332,840
                                                                        -------------

INTERNET SOFTWARE - 10.21%
Ariba, Inc. *                                              10,700             573,787
Digex, Inc., Class A *                                     13,200             297,000
Exodus Communications, Inc. *                              39,600             792,000
Genuity, Inc., Class A *                                   66,000             334,125
TIBCO Software, Inc. *                                     12,100             580,044
Tumbleweed Communications Corp. *                          16,000             273,750
VeriSign, Inc. *                                           29,300           2,173,694
Vignette Corp. *                                           19,600             352,800
                                                                        -------------
                                                                            5,377,200
SEMICONDUCTORS - 5.80%
Applied Micro Circuits Corp. *                             31,600           2,371,481
Intel Corp.                                                22,700             686,675
                                                                        -------------
                                                                            3,058,156
SOFTWARE - 9.56%
Blue Martini Software, Inc. *                               3,500              46,375
Intuit, Inc. *                                             18,600             733,538
Micromuse, Inc. *                                          14,000             845,031
Microsoft Corp. *                                          29,000           1,257,875
Oracle Systems Corp. *                                     74,100           2,153,531
                                                                        -------------
                                                                            5,036,350
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 10.31%
Charter Communications, Inc., Class A *                    16,800             381,150
Cosine Communications, Inc. *                               3,450              47,869
Global Crossing, Ltd. *                                    18,000             257,625
JDS Uniphase Corp. *                                       21,300             887,944
Metromedia Fiber Network, Inc., Class A *                  57,900             586,237
Nortel Networks Corp.                                      25,295             811,021
Qwest Communications International, Inc. *                 33,900           1,389,900
SDL, Inc. *                                                 7,200           1,066,950
                                                                        -------------
                                                                            5,428,696
TELEPHONE - 2.08%
Winstar Communications, Inc. *                             30,600             357,637
XO Communications Inc., Class A *                          41,403             737,491
                                                                        -------------
                                                                            1,095,128
TOTAL COMMON STOCKS
(Cost: $75,909,191)                                                       $45,371,601
                                                                        -------------

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                         ------             -----
REPURCHASE AGREEMENTS - 13.87%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $7,306,116 on
   01/02/2001, collateralized by
   $7,130,000 U.S. Treasury Notes,
   6.375% due 06/30/2002 (valued at
   $7,453,296, including interest)
                                                       $7,305,000       $  7,305,000
                                                                        -------------

TOTAL INVESTMENTS (INTERNET
TECHNOLOGIES TRUST) (Cost: $83,214,191)                                 $  52,676,601
                                                                        =============


SCIENCE & TECHNOLOGY TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 85.91%
CELLULAR COMMUNICATIONS - 7.52%
China Mobile Hong Kong, Ltd. *                            257,000       $   6,971,125
Nokia Corp., ADR                                        1,286,000          55,941,000
Sprint Corp. (PCS Group) * (a)                            514,000          10,504,875
Vodafone Group PLC ADR New (a)                            900,000          32,231,250
                                                                        -------------
                                                                          105,648,250
COMPUTERS & BUSINESS EQUIPMENT - 17.84%
Cisco Systems, Inc. *                                   1,286,000          49,189,500
EMC Corp. *                                               514,000          34,181,000
Maxim Integrated Products, Inc. *                         620,000          29,643,750
McDATA Corp. * (a)                                        128,000           7,008,000
NetIQ Corp. *                                             217,800          19,030,275
ONI Systems Corp. * (a)                                   297,100          11,754,019
Redback Networks, Inc. *                                   79,000           3,239,000
Sanmina Corp. *                                           225,000          17,240,625
Sun Microsystems, Inc. *                                1,157,000          32,251,375
Texas Instruments, Inc.                                   993,000          47,043,375
                                                                        -------------
                                                                          250,580,919
ELECTRICAL EQUIPMENT - 1.12%
SCI Systems, Inc. *                                       593,000          15,640,375
                                                                        -------------

ELECTRONICS - 8.96%
Analog Devices, Inc. *                                    869,000          44,481,938
Flextronics International, Ltd. *                       1,286,000          36,651,000
Solectron Corp. *                                         939,000          31,832,100
Sycamore Networks, Inc. * (a)                             347,000          12,925,750
                                                                        -------------
                                                                          125,890,788
INDUSTRIAL MACHINERY - 0.55%
Cognex Corp. *                                            347,000           7,677,375
                                                                        -------------

INTERNET SOFTWARE - 7.85%
Ariba, Inc. *                                             514,000          27,563,250
Exodus Communications, Inc. *                           1,286,000          25,720,000
Juniper Networks, Inc. *                                  128,000          16,136,000
Real Networks, Inc. *                                     468,700           4,071,831
VeriSign, Inc. *                                          496,000          36,797,000
                                                                        -------------
                                                                          110,288,081
SEMICONDUCTORS - 17.91%
Altera Corp. *                                          1,245,000          32,759,062
Applied Materials, Inc. *                                 514,000          19,628,375
Applied Micro Circuits Corp. *                            690,000          51,782,344
ASM Lithography Holding NV * (a)                          771,000          17,395,688
Broadcom Corp., Class A *                                 129,000          10,900,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
SEMICONDUCTORS - CONTINUED
Cypress Semiconductor Corp. *                             755,000      $   14,864,063
KLA-Tencor Corp. *                                        771,000          25,973,062
LSI Logic Corp. *                                       1,490,000          25,464,100
Novellus Systems, Inc. *                                  514,000          18,471,875
Xilinx, Inc. *                                            745,000          34,363,125
                                                                       --------------
                                                                          251,602,194
SOFTWARE - 9.94%
Electronic Arts *                                       1,080,000          46,035,000
Intuit, Inc. *                                            385,000          15,183,437
Oracle Systems Corp. *                                  1,286,000          37,374,375
Siebel Systems, Inc. *                                    341,600          23,100,700
VERITAS Software Corp. *                                  205,000          17,937,500
                                                                       --------------
                                                                          139,631,012
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 12.59%
CIENA Corp. *                                             321,000          26,121,375
Colt Telecom Group *                                    1,066,000          22,953,457
Corning, Inc.                                             465,000          24,557,813
JDS Uniphase Corp. *                                      385,000          16,049,688
Newport Corp.                                             128,000          10,062,000
QUALCOMM, Inc. *                                          377,000          30,984,687
SDL, Inc. * (a)                                           289,000          42,826,187
Sonus Networks, Inc. *                                    130,000           3,282,500
                                                                       --------------
                                                                          176,837,707
TELEPHONE - 1.63%
XO Communications Inc., Class A *                       1,286,000          22,906,875
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $1,487,649,888)                                                 $1,206,703,576
                                                                       --------------

                                                     PRINCIPAL
                                                       AMOUNT              VALUE
                                                       ------              -----
SHORT TERM INVESTMENTS - 12.24%
Navigator Securities Lending Trust, 6.47%            $116,052,442      $  116,052,442
T. Rowe Price Resources Investor Fund                  55,852,606          55,852,606
                                                                       --------------
                                                                       $  171,905,048

REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $26,068,982 on
   01/02/2001, collateralized by
   $24,610,000 U.S. Treasury Bonds,
   6.000% due 02/15/2026 (valued at
   $26,589,998, including interest)                  $ 26,065,000      $   26,065,000
                                                                       --------------

TOTAL INVESTMENTS (SCIENCE &
TECHNOLOGY TRUST) (Cost: $1,685,619,936)                               $1,404,673,624
                                                                       ==============


INTERNATIONAL SMALL CAP TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 91.92%
AUSTRALIA - 5.21%
Challenger International                                  344,075            $798,438
Cochlear Limited                                           30,675             622,535
Computershare, Ltd.                                       174,925             839,673
Energy Development                                        116,725             824,477
ERG, Ltd.                                                 401,925             612,470
F.H. Faulding & Company, Ltd.                             203,425           1,336,489
Lang Corp.                                                269,725           1,698,246
Mayne Nickless, Ltd.                                      597,525           1,941,409
MIM Holdings, Ltd.                                      3,908,125           2,522,171
Pacific Hydro Limited                                      50,600              72,630
Qantas Airways Limited                                    496,000             979,069
Secure Networks Solutions, Ltd. *                          71,625             191,552
Stockford, Ltd. *                                         565,700             616,865
TAB                                                       536,300             943,149
                                                                       --------------
                                                                           13,999,173
AUSTRIA - 0.30%
Flughafen Wien AG                                          21,607             817,645
                                                                       --------------

BERMUDA - 1.11%
First Pacific Company                                   2,672,000             779,363
Guoco Group                                               314,000             935,998
HKCB Bank Holding Company Ltd.                          3,618,000           1,264,029
                                                                       --------------
                                                                            2,979,390
CANADA - 3.80%
Cominco, Ltd.                                              25,250             421,591
Datalex Corp. *                                           150,550           1,505,500
Ensign Resource Group, Inc.                                17,950             664,017
Global Thermoelectric, Inc. *                              12,825             167,119
Industrial Alliance Life Insurance Company *                7,075             191,694
Intrawest Corp.                                            39,500             787,531
Molson Inc                                                 45,275           1,297,624
Precision Drilling Corp. *                                 36,500           1,371,031
Sierra Wireless, Inc. *                                     8,475             406,719
Stuart Energy Systems *                                    22,325             141,364
Turbo Genset Inc *                                        114,400           3,251,896
                                                                       --------------
                                                                           10,206,086
CHINA - 0.67%
Beijing Datang Power Generation Company,
   Ltd.                                                 6,948,000           1,803,877
                                                                       --------------

DENMARK - 3.97%
A/S Det Ostasiatiske Kompagni *                           113,150           2,450,260
Carli Gry International AS                                 66,675             856,234
Carlsberg AS-B                                             39,075           2,302,364
Genmab AS *                                                39,925             919,867
Neg Micon *                                                40,350           2,387,649
Sophus Berendsen                                           63,300           1,761,266
                                                                       --------------
                                                                           10,677,640
FINLAND - 0.80%
Amer Group, Ltd.                                           62,950           1,655,081
SSH Communications *                                       34,950             505,398
                                                                       --------------
                                                                            2,160,479
FRANCE - 7.40%
Bouygues Offshore                                           1,275              58,065
Canal Plus *                                              280,125           1,004,803
Cerep *                                                     5,114             435,065
Eurotunnel *                                            1,116,300           1,111,098
Genset *                                                   13,025             538,141
Highwave Optical *                                          1,950             265,319
Latecoere                                                   8,775             873,411
Neopost SA *                                               31,000             727,725
Pierre & Vacances                                          23,275           1,420,589
Pinguely Haulotte                                          89,097           2,593,524
Remy Cointreau SA                                          27,250           1,151,449
Rodriguez Group                                             6,500           1,982,416
Royal Canin                                                 5,600             599,457
SCOR                                                       15,575             808,758
Soitec *                                                   68,700           1,677,241


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
FRANCE - CONTINUED
Technip SA                                                  9,825          $1,426,289
Vallourec SA                                               26,675           1,425,221
Zodiac SA                                                   6,475           1,787,527
                                                                       --------------
                                                                           19,886,098
GERMANY - 4.62%
ADVA AG Optical Networking *                               19,400           1,120,321
Babcock Borsig AG *                                        44,650           2,180,170
Buderus AG                                                 61,000           1,311,116
Centrotec NPV *                                            15,900             226,937
COR AG Insurance *                                         65,075           1,222,108
Douglas Holding AG                                         17,200             662,183
Energiekontor AG *                                         19,375           1,528,222
Evotec Biosystems AG *                                          1                  31
Fielmann AG                                                22,400             929,685
GPC Biotech AG *                                            6,650             190,140
Hoft & Wessel AG *                                         44,700             474,298
Lion Bioscience AG *                                        2,675             216,017
Pandatel AG *                                               6,425             325,786
QS Communications AG *                                     92,125             344,291
Technotrans AG                                              5,875             689,578
Zapf Creation                                              22,641             977,955
                                                                       --------------
                                                                           12,398,838
GREECE - 0.15%
Forthnet SA *                                              33,020             413,086
                                                                       --------------

HONG KONG - 5.37%
China Everbright                                        1,480,000           1,527,495
China Merchants Holdings International                  1,804,000           1,306,794
China Resources Enterprises, Ltd.                         972,000           1,239,971
Cosco Pacific, Ltd.                                     3,572,000           2,770,696
Dah Sing Financial                                         90,800             490,106
Hong Kong Exchange                                        592,000           1,358,616
International Bank Of Asia                              3,828,000           1,018,385
Kerry Properties                                          406,500             547,233
Shanghai Industrial Holdings                            1,241,000           2,267,299
Wing Hang Bank, Ltd.                                      255,500             923,766
Yanzhou Coal Mining                                     3,556,000             968,819
                                                                       --------------
                                                                           14,419,180

IRELAND - 0.56%
Anglo Irish Bank Corp. PLC                                246,925             735,004
ITG Group PLC *                                           115,761             760,897
                                                                       --------------
                                                                            1,495,901
ISRAEL - 2.38%
Card Guard Scientific *                                    41,850           2,710,994
Oridion Systems *                                          52,425           2,100,687
SHL Telemedicine *                                         53,275           1,577,642
                                                                       --------------
                                                                            6,389,323
ITALY - 2.93%
Bayerische Vita                                            23,900             291,523
Beni Stabili SPA                                        1,412,500             681,737
Buzzi Unicem SPA                                           50,250             431,740
Credito Emiliano                                          565,000           2,472,293
Ferretti SPA. *                                           444,000           1,871,953
Marzotto & Figli                                           77,750             919,891
Tods SPA *                                                 27,725           1,202,760
                                                                       --------------
                                                                            7,871,897
JAPAN - 2.65%
Densei-Lambda K.K.                                         35,800             745,311
Dowa Mining Company                                       366,000           1,587,964
Eneserve Corp. *                                           19,000             681,420
Gunze, Ltd.                                               248,000             856,893
JGC Corp.                                                 121,000             824,519
Katokichi Company                                          33,200             871,239
Kissei Pharm Company                                       32,000             632,610
Miyachi Technos Corp.                                          20                 560
Moritex Corp.                                               5,000             213,436
Sanrio Company                                             19,100             334,150
Tomy Company                                               15,600             373,898
                                                                       --------------
                                                                            7,122,000
SOUTH KOREA - 0.68%
KMW, Inc. *                                               100,360             634,688
SK Corp.                                                  107,270           1,178,698
                                                                       --------------
                                                                            1,813,386
NETHERLANDS - 6.05%
CSM NV                                                     45,950           1,139,082
Heijmans                                                    6,725             121,559
Internatio Muller                                         134,275           3,089,063
Jomed *                                                    31,525           1,730,967
Kempen & Company NV                                        26,250           1,441,951
Koninklijke Grolsch                                        29,100             650,332
Laurus NV                                                  55,225             523,748
Moolen Van Der                                             18,425           1,577,858
Nutreco Holding NV                                         28,250           1,501,414
PinkRoccade NV *                                           23,920           1,302,731
Teleplan International NV *                                23,950             798,361
Wessanen Kon                                              191,400           2,363,378
                                                                       --------------
                                                                           16,240,444
NORWAY - 0.16%
Prosafe ASA *                                                 425               6,570
Smedvig                                                    35,400             285,683
TGS Nopec Geophysical Company *                            11,550             137,846
                                                                       --------------
                                                                              430,099
PANAMA - 0.13%
Banco Latinoamericano De Exportaciones, SA                 10,200             353,086
                                                                       --------------
POLAND - 0.46%
Elektrim Spolka Akcyjina SA *                              68,750             841,803
Powszechny Bank Kredytowy SA                                9,853             252,733
Wbk Wielkopolski                                           23,130             153,360
                                                                       --------------
                                                                            1,247,896
SINGAPORE - 2.87%
Keppel Land Ltd.                                        1,334,000           2,118,072
Natsteel Broadway                                         715,000           1,180,658
Natsteel Ltd.                                             538,000             907,021
Omni Industries                                           680,000           1,001,155
Overeas Union Enterprises, Ltd.                           325,000           1,275,981
Singapore Exchange, Ltd. *                              1,651,000           1,239,203
                                                                       --------------
                                                                            7,722,090
SOUTH AFRICA - 0.14%
Boe, Ltd.                                                 647,300             382,375
                                                                       --------------

SPAIN - 6.19%
Abengoa SA                                                 52,600           1,678,813
ACS, Actividades de Construccion y
   Servicios SA                                            40,625             957,486
Aldeasa SA                                                 23,300             448,513
Aumar Aut Del Mar                                          57,250             928,934
NH Hotels SA                                               89,025           1,095,087
Corporation Mapfre SA                                      95,955           1,829,065
Grupo Auxiliar Metal *                                    146,175           3,513,812
Grupo Dragados SA                                         346,353           3,772,615
Grupo Ferrovial SA                                        188,850           2,411,690
                                                                       --------------
                                                                           16,636,015


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
SWEDEN - 3.29%
Castellum AB                                                8,200             $90,349
Enea Date AB                                              155,625             619,928
Hiq International                                          44,000             326,306
Jm Bygg & Fastigh                                          30,850             683,086
Modern Time Group *                                        49,150           1,301,780
Nobel Biocare                                             103,100           3,178,525
Q Med AB *                                                 33,500             681,428
Trelleborg AB                                             270,200           1,946,562
                                                                       --------------
                                                                            8,827,964
SWITZERLAND - 5.35%
Actelion, Ltd. *                                            7,900           3,587,143
Disetronic Hkdg AG                                          3,050           2,719,014
Generics Group AG *                                         1,375             488,309
Huber & Suhner AG                                             300             257,265
Leica Geosystems *                                          6,045           1,864,705
Phonak                                                        609           2,521,062
Sarna Kunst Holdings                                          900           1,099,389
Schaffner Holding AG                                        2,075             665,680
Tecan AG                                                    1,125           1,166,713
                                                                       --------------
                                                                           14,369,280
UNITED KINGDOM - 23.67%
Aggregate Indiana                                         707,425             848,895
Aggreko PLC                                                 4,175              25,783
AIT Group                                                  48,475             848,071
AMEC PLC                                                  343,125           1,770,108
Amey                                                       73,775           2,111,444
Arc International *                                       154,625             522,259
Arcadia Group *                                           432,875             517,823
Associated British Ports Holdings PLC                      95,950             527,985
Babcock International Group                               264,100             414,654
Baltimore Technologies *                                  109,675             565,790
Barratt Developments                                      155,500             685,932
Bodycote International                                    177,300             684,001
BPB PLC                                                   131,625             541,252
British Energy                                            950,525           3,667,006
Cattles PLC                                               222,100             826,944
Chloride Group                                            798,360           1,945,874
Croda International                                       162,750             664,373
De Lousiana Rue PLC                                       101,075             618,530
Debenhams Retail                                          698,950           3,028,294
Delta                                                     315,100             711,465
Doncasters PLC                                             29,650             593,000
E D & F Manitoba Group                                    462,925           4,270,947
Easy Jet *                                                331,675           1,952,570
Enterprise Inns                                            62,525             435,914
Expro International Group                                  86,575             524,295
Eyretel *                                               1,036,500           1,286,399
Fibernet Group *                                           10,353              23,221
Fibernet Group PLC *                                       38,825             437,590
FKI PLC                                                   670,725           2,206,458
Guardian IT PLC                                            62,325             899,328
Halma                                                     120,850             249,376
Hammerson PLC                                             101,975             705,998
Hit Entertainment                                         502,475           3,016,674
Ifx Power                                                  31,550             488,279
Incepta Group                                             787,500           1,301,192
Intec Telecom Systems *                                   268,325           1,612,930
Jardine Lloyd Thom                                         86,200             622,240
Kidde PLC *                                             1,396,325           1,503,306
Ncipher *                                                 128,550             523,802
Netstore *                                                126,325             154,704
Northern Foods                                            673,750           1,390,293
Orchestream Holdings Ordinary *                           161,900             660,903
Pennon Group                                               67,425             665,416
Phytopharm *                                               84,300           1,071,457
Pilkington PLC                                          1,661,875           2,758,352
Pliva D D *                                                99,750           1,157,100
Riversoft *                                             1,025,350           1,717,191
Saville Gordon Estates PLC                                142,350             189,442
Securicor                                                 220,850             515,995
Somerfield PLC                                            937,875           1,318,261
St James Place Capital                                     67,300             420,649
Taylor Woodrow PLC                                        655,725           1,745,300
Telework Group                                            211,950             602,165
Tilbury Douglas                                            42,900             314,327
Volex Group                                               107,175           3,125,047
Wetherspoon (JD)                                          131,250             655,502
Kelda Group PLC                                           162,450             944,926
                                                                       --------------
                                                                           63,587,032
UNITED STATES - 1.01%
Cominco, Ltd.                                              51,150             859,959
Petroleum Geological  Services AS, ADR *                   25,825             343,795
Sierra Wireless, Inc. *                                    32,125           1,493,812
                                                                       --------------
                                                                            2,697,566
TOTAL COMMON STOCKS
(Cost: $241,759,574)                                                     $246,947,846
                                                                       --------------

                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                       ------               -----
REPURCHASE AGREEMENTS - 8.08%
Repurchase Agreement with State
   Street Bank & Trust Company
   dated 12/29/2000 at 5.50%, to be
   repurchased at $21,697,314 on
   01/02/2001, collateralized by
   $13,755,000 U.S. Treasury Bonds,
   11.250% due 02/15/2015 (valued at
   $22,128,549, including interest)                   $21,694,000        $ 21,694,000
                                                                         ------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL
CAP TRUST) (Cost: $263,453,574)                                          $268,641,846
                                                                         ============

The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Financial Services                                9.41%
Business Services                                 8.68%
Drugs & Health Care                               8.31%
Food & Beverages                                  4.71%
Electric Utilities                                4.42%


AGGRESSIVE GROWTH TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 83.31%
ADVERTISING - 0.42%
TMP Worldwide, Inc. *                                      36,800      $    2,024,000
                                                                       --------------
AEROSPACE - 0.73%
Aeroflex, Inc. *                                           92,700           2,672,367
REMEC, Inc. *                                              87,250             839,781
                                                                       --------------
                                                                            3,512,148
APPAREL & TEXTILES - 0.94%
Pacific Sunwear of California *                            46,100           1,181,313
Quiksilver, Inc. *                                         92,000           1,782,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)

                                                          SHARES            VALUE
                                                          ------            -----
APPAREL & TEXTILES - CONTINUED
Vans, Inc. *                                               92,000          $1,558,250
                                                                       --------------
                                                                            4,522,063
AUTO PARTS - 0.24%
Copart, Inc. *                                             53,700           1,154,550
                                                                       --------------

BANKING - 1.28%
Bank United Corp., Class A                                 29,900           2,038,806
Southwest Bancorporation of Texas, Inc. *                  95,100           4,083,356
                                                                       --------------
                                                                            6,122,162
BROADCASTING - 2.16%
Hispanic Broadcasting Corp. *                              68,700           1,751,850
Powerwave Technologies, Inc. * (a)                         95,100           5,563,350
Proxim, Inc. *                                             71,300           3,065,900
                                                                       --------------
                                                                           10,381,100
BUILDING MATERIALS & CONSTRUCTION - 0.38%
Dycom Industries, Inc. *                                   50,600           1,818,438
                                                                       --------------
BUSINESS SERVICES - 13.74%
Apollo Group, Inc., Class A *                              57,500           2,828,281
Black Box Corp. *                                          52,300           2,526,744
CEC Entertainment, Inc. *                                  76,050           2,595,206
Corporate Executive Board Company * (a)                    61,800           2,457,516
DeVry, Inc. *                                              60,300           2,276,325
Diamondcluster International, Inc. *                      142,600           4,349,300
Eclipsys Corp. *                                           71,300           1,746,850
Express Scripts, Inc., Class A                             26,300           2,689,175
Finistar Corp. *                                           47,500           1,377,500
Fiserv, Inc. *                                             66,600           3,159,337
Forrester Research, Inc. *                                 46,300           2,317,894
Hall Kinion & Associates, Inc. *                          116,900           2,352,612
Heidrick & Struggles International, Inc. *                 49,400           2,077,888
Inforte Corp. * (a)                                        65,900             906,125
Iron Mountain, Inc. * (a)                                  30,700           1,139,738
Macrovision Corp. *                                        47,500           3,515,742
On Assignment, Inc. *                                      47,500           1,353,750
Professional Detailing, Inc. * (a)                         32,300           3,416,230
Robert Half International, Inc. *                         122,200           3,238,300
Seachange International, Inc. * (a)                        23,800             483,438
SEI Investment Company                                     49,900           5,588,800
Sonicwall, Inc. *                                         142,600           2,317,250
SunGuard Data Systems, Inc. *                              95,100           4,481,587
TETRA Technologies, Inc. * (a)                            166,400           5,304,000
WebTrends Corp. *                                          47,500           1,374,531
                                                                       --------------
                                                                           65,874,119
CHEMICALS - 1.23%
OM Group, Inc. (a)                                         71,300           3,894,762
Techne Corp. *                                             55,200           1,990,650
                                                                       --------------
                                                                            5,885,412
COMPUTERS & BUSINESS EQUIPMENT - 7.22%
Actel Corp. *                                              93,000           2,249,437
Aspen Technology, Inc. *                                   95,100           3,162,075
Concurrent Computer Corp. *                                43,500             233,813
Henry, Jack & Associates, Inc. (a)                        142,600           8,859,025
National Instruments Corp. * (a)                          166,400           8,080,800
NetIQ Corp. * (a)                                          17,842           1,558,945
Research In Motion, Ltd. *                                 57,000           4,560,000
Sandisk Corp. *                                            46,000           1,276,500
Sanmina Corp. *                                            38,000           2,911,750
Verity, Inc. *                                             71,300           1,715,656
                                                                       --------------
                                                                           34,608,001
CONSTRUCTION MATERIALS - 1.83%
Insituform Technologies, Inc., Class A *                   55,700           2,221,037
Shaw Group, Inc. *                                        131,000           6,550,000
                                                                       --------------
                                                                            8,771,037
CONSTRUCTION & MINING EQUIPMENT - 0.19%
Dril-Quip, Inc. *                                          26,200             895,713
                                                                       --------------
CRUDE PETROLEUM & NATURAL GAS - 3.08%
Marine Drilling Companies, Inc. *                         115,000           3,076,250
National Oilwell, Inc. *                                  165,600           6,406,650
Patterson Energy, Inc. *                                  142,600           5,311,850
                                                                       --------------
                                                                           14,794,750
DOMESTIC OIL - 0.45%
Newfield Exploration Company *                             46,000           2,182,125
                                                                       --------------

DRUGS & HEALTH CARE - 11.29%
Applera Corp.-Celera Genomics *                            13,400             481,563
Biosite Diagnostics, Inc. * (a)                            48,600           1,965,262
CIMA Laboratories, Inc. *                                  17,500           1,138,594
First Health Group Corp. *                                109,300           5,089,281
Health Management Association, Class A *                  237,700           4,932,275
HEALTHSOUTH Corp. *                                       285,200           4,652,325
Laboratory Corp. America Holdings *                        33,300           5,860,800
Lifepoint Hospitals, Inc. * (a)                            95,100           4,766,887
Lincare Holdings, Inc. *                                   71,300           4,068,556
McKesson HBOC, Inc.                                        47,500           1,704,775
Medicis Pharmaceutical Corp., Class A *                    22,400           1,324,400
Novoste Corp. *                                            23,000             632,500
Patterson Dental Company *                                 31,100           1,053,513
Province Healthcare Company * (a)                         171,149           6,738,992
Quest Diagnostics, Inc. *                                  28,500           4,047,000
Rehabcare Group, Inc. *                                    46,000           2,363,250
Triad Hospitals, Inc. * (a)                                62,100           2,022,131
Zoll Medical Corp. * (a)                                   36,800           1,290,300
                                                                       --------------
                                                                           54,132,404
ELECTRICAL EQUIPMENT - 5.49%
Anaren Microwave, Inc. *                                  108,100           7,262,969
Emulex Corp. *                                             93,500           7,474,156
Molex, Inc., Class A                                       48,350           1,229,903
Plexus Corp. *                                             95,100           2,890,149
Power One, Inc. * (a)                                     190,100           7,473,306
                                                                       --------------
                                                                           26,330,483
ELECTRONICS - 3.80%
Aurora Bioscience Corp. *                                  17,900             562,731
Microchip Technology, Inc. *                              186,650           4,094,634
PerkinElmer, Inc.                                          19,000           1,995,000
Pixelworks, Inc. *                                         47,500           1,062,813
Sawtek, Inc. *                                             57,000           2,632,687
Silicon Storage Technology, Inc. * (a)                     95,100           1,123,369
Tektronix, Inc.                                           141,300           4,760,044
Tollgrade Communications, Inc. *                           12,800             467,200
Viasystems Group, Inc. *                                  183,300           1,523,681
                                                                       --------------
                                                                           18,222,159
FINANCIAL SERVICES - 1.22%
Concord EFS, Inc. *                                       118,050           5,186,822
UTStarcom, Inc. * (a)                                      44,300             686,650
                                                                       --------------
                                                                            5,873,472
FOOD & BEVERAGES - 0.31%
Hain Celestial Group, Inc. *                               45,800           1,488,500
                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)

                                                          SHARES             VALUE
                                                          ------             -----
GAS & PIPELINE UTILITIES - 1.53%
Cooper Cameron Corp. *                                     61,900          $4,089,269
Kinder Morgan, Inc. (a)                                    61,800           3,225,187
                                                                       --------------
                                                                            7,314,456
HOTELS & RESTAURANTS - 1.14%
CBRL Group, Inc.                                          107,800           1,960,612
Jack In the Box, Inc. *                                    36,500           1,074,469
Sonic Corp. *                                             103,500           2,412,844
                                                                       --------------
                                                                            5,447,925
INSURANCE - 0.52%
HCC Insurance Holdings, Inc.                               92,000           2,478,250
                                                                       --------------

INTERNATIONAL OIL - 0.29%
Varco International, Inc. *                                64,500           1,402,875
                                                                       --------------

INTERNET SOFTWARE - 0.07%
Zengine, Inc. * (a)                                        49,746             342,004
                                                                       --------------

INVESTMENT COMPANIES - 0.89%
Affiliated Managers Group, Inc. *                          42,800           2,348,650
Eaton Vance Corp.                                          60,100           1,938,225
                                                                       --------------
                                                                            4,286,875
PETROLEUM SERVICES - 2.75%
Cal Dive International, Inc. *                             95,100           2,532,038
Core Laboratories NV *                                     82,800           2,261,475
Hanover Compressor Company * (a)                          110,600           4,928,612
Pride International, Inc. *                               141,600           3,486,900
                                                                       --------------
                                                                           13,209,025
RETAIL TRADE - 5.48%
Abercrombie & Fitch Company, Class A *                    285,200           5,704,000
CDW Computer Centers, Inc. *                               81,100           2,260,663
Genesco, Inc. * (a)                                        95,100           2,324,006
Linens'n Things, Inc. *                                   115,000           3,176,875
Mens Wearhouse, Inc. *                                    190,116           5,180,661
Talbots, Inc. (a)                                          85,600           3,905,500
Too, Inc. *                                                89,500           1,118,750
Tweeter Home Entertainment Group, Inc. *                   41,600             507,000
Venator Group, Inc. *                                     136,500           2,115,750
                                                                       --------------
                                                                           26,293,205
SEMICONDUCTORS - 8.08%
Alpha Industries, Inc. * (a)                              285,200          10,552,400
Cirrus Logic, Inc. *                                       43,600             817,500
Cree, Inc. * (a)                                           28,500           1,012,641
Dallas Semiconductor Corp.                                 70,800           1,814,250
Emcore Corp. * (a)                                         33,300           1,565,100
Globespan Semiconductor, Inc. * (a)                        12,800             352,000
Integrated Device Technology *                            116,200           3,849,125
Micrel, Inc. *                                             59,200           1,994,300
QLogic Corp. *                                            118,800           9,147,600
Semtech Corp. * (a)                                        46,500           1,025,906
Sipex Corp. *                                             115,700           2,769,569
Transwitch Corp. *                                         71,300           2,789,612
Zoran Corp. * (a)                                          67,100           1,040,050
                                                                       --------------
                                                                           38,730,053
SOFTWARE - 2.48%
Avocent Corp. *                                            45,150           1,219,050
Business Objects SA, ADR *                                 27,600           1,562,850
MCSi, Inc. *                                               31,400             671,175
Mercury Interactive Corp. *                                19,000           1,714,750
Micromuse, Inc. *                                          19,000           1,146,828
Peregrine Systems, Inc. *                                  35,800             707,050
Rational Software Corp. *                                  35,800           1,393,962
Secure Computing Corp. * (a)                               89,500             883,813
Serena Software, Inc. *                                    47,500           1,626,133
Ulticom, Inc. *                                            28,500             970,781
                                                                       --------------
                                                                           11,896,392
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.47%
AirGate PCS, Inc. * (a)                                    44,800           1,590,400
Comverse Technology, Inc. *                                47,500           5,159,687
Digital Lightwave, Inc. *                                  21,800             690,788
Mastec, Inc. *                                             40,300             806,000
Polycom, Inc. * (a)                                       190,100           6,118,844
Powertel, Inc. *                                           19,000           1,176,812
SBA Communications Corp. *                                 26,200           1,075,838
                                                                       --------------
                                                                           16,618,369
TELEPHONE - 0.29%
Rural Cellular Corp., Class A *                            16,600             491,775
Western Wireless Corp., Class A *                          22,400             877,800
                                                                       --------------
                                                                            1,369,575
TRANSPORTATION - 0.32%
Expeditores International of
   Washington, Inc.                                        28,500           1,530,094
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $387,760,898)                                                     $399,511,734
                                                                       --------------

PREFERRED STOCK - 0.19%
DOMESTIC OIL - 0.19%
Stone Energy Corp. *                                       13,800             890,790
                                                                       --------------
TOTAL PREFERRED STOCK
(Cost: $662,536)                                                       $      890,790
                                                                       --------------

                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                        ------              -----
SHORT TERM INVESTMENTS - 16.50%
Federal Home Loan Bank Discount Note,
   5.62% due 01/02/2001                               $19,456,000        $ 19,452,963
Navigator Securities Lending Trust, 6.47%              59,669,659          59,669,659
                                                                         ------------
                                                                         $ 79,122,622
TOTAL INVESTMENTS (AGGRESSIVE GROWTH
TRUST) (Cost: $467,546,056)                                              $479,525,146
                                                                         ============

EMERGING SMALL COMPANY TRUST

                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 77.68%
AIR TRAVEL - 0.25%
Alaska Air Group (a)                                       55,600      $    1,654,100
                                                                       --------------
APPAREL & TEXTILES - 0.47%
Tommy Hilfiger Corp. * (a)                                 83,800             822,288
Wolverine World Wide, Inc.                                150,100           2,289,025
                                                                       --------------
                                                                            3,111,313
AUTO PARTS - 0.40%
Gentex Corp. *                                            142,600           2,655,925
                                                                       --------------

BANKING - 3.50%
Bank United Corp., Class A                                101,200           6,900,575
City National Corp.                                         4,600             178,537


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)

                                                          SHARES             VALUE
                                                          ------             -----
BANKING - CONTINUED
Commerce Bancorp, Inc.                                     32,550          $2,225,606
Golden State Bancorp, Inc. (a)                            160,000           5,030,000
National Commerce Bancorp                                 127,100           3,145,725
Silicon Valley Bancshares *                               167,100           5,775,394
                                                                       --------------
                                                                           23,255,837
BROADCASTING - 1.81%
Clear Channel Communications *                             32,734           1,585,553
Cumulus Media, Inc., Class A *                             34,000             123,250
Entercom Communications Corp. *                            19,900             685,306
Entravision Common Corp. *                                 72,500           1,332,188
Hispanic Broadcasting Corp. *                             118,200           3,014,100
Powerwave Technologies, Inc. *                             65,000           3,802,500
Proxim, Inc. * (a)                                         13,000             559,000
Radio One, Inc., Class A * (a)                             19,500             208,406
Radio One, Inc., Class D * (a)                             25,300             278,300
XM Satellite Radio Holdings, Inc., Class A * (a)           25,600             411,200
                                                                       --------------
                                                                           11,999,803
BUILDING MATERIALS & CONSTRUCTION - 0.41%
Dycom Industries, Inc. * (a)                               76,649           2,754,573
                                                                       --------------

BUSINESS SERVICES - 4.11%
Answerthink Consulting Group *                             78,400             284,200
Brio Technology, Inc. * (a)                                63,600             268,313
Clarus Corp. * (a)                                         34,700             242,900
Corporate Executive Board Company *                        11,600             461,281
Cuno, Inc. *                                               94,100           2,523,056
DeVry, Inc. *                                              51,000           1,925,250
Entrust Technologies, Inc. * (a)                           97,900           1,272,700
HNC Software, Inc. * (a)                                  110,400           3,277,500
Interep National Radio Sales, Inc. *                       21,600              75,600
Learning Tree International, Inc. *                        45,000           2,227,500
Probusiness Services, Inc. * (a)                           50,000           1,328,125
Quest Software, Inc. * (a)                                 32,100             900,806
RSA Security, Inc. *                                      128,800           6,810,300
Sonicwall, Inc. *                                          24,700             401,375
Viad Corp.                                                180,000           4,140,000
Waste Connections, Inc. *                                  34,600           1,143,963
                                                                       --------------
                                                                           27,282,869
CHEMICALS - 0.20%
Cambrex Corp.                                              26,300           1,190,075
Symyx Technologies, Inc. * (a)                              3,400             122,400
                                                                       --------------
                                                                            1,312,475
COMPUTERS & BUSINESS EQUIPMENT - 3.85%
Aether Systems, Inc. * (a)                                  4,100             160,413
Affiliated Computer Services, Inc., Class A * (a)         138,500           8,405,219
Celeritek, Inc. * (a)                                      22,400             854,000
DMC Stratex Networks, Inc. *                               52,300             784,500
Emachines, Inc. *                                          35,500              13,313
Handspring, Inc. * (a)                                      9,500             369,906
Integrated Circuit Systems, Inc. *                         66,100           1,094,781
Internet Pictures Corp. *                                  13,746              13,316
Ixia *                                                      1,400              32,025
National Instruments Corp. *                                9,100             441,919
NetIQ Corp. *                                              38,300           3,346,462
Netro Corp. * (a)                                          25,400             176,213
Nuance Communications * (a)                                14,500             625,312
Pinnacle Systems, Inc. *                                   36,000             265,500
Precise Software Solutions, Ltd. *                         20,100             497,475
Predictive Systems, Inc. *                                 70,500             504,516
Radiant Systems, Inc. *                                    13,200             270,600
Redback Networks, Inc. *                                    6,700             274,700
Sierra Wireless, Inc. * (a)                                21,200             985,800
Sun Microsystems, Inc. *                                   30,400             847,400
VA Linux Systems, Inc. * (a)                               38,900             316,062
Verity, Inc. *                                             69,600           1,674,750
Virage Logic Corp. *                                        5,200              78,000
Western Multiplex Corp. *                                  24,200             166,375
Wind River Systems, Inc. *                                100,000           3,412,500
                                                                       --------------
                                                                           25,611,057
CONSTRUCTION MATERIALS - 0.55%
Roper Industries                                          110,860           3,665,309
                                                                       --------------

CONTAINERS & GLASS - 0.04%
Packaging Corp. of America *                               17,500             282,188
                                                                       --------------

CRUDE PETROLEUM & NATURAL GAS - 1.35%
Barrett Resources Corp. *                                 137,900           7,834,444
Cabot Oil & Gas Corp., Class A                             14,300             445,981
Marine Drilling Companies, Inc. *                          24,900             666,075
                                                                       --------------
                                                                            8,946,500
DOMESTIC OIL - 2.27%
Basin Exploration, Inc. *                                  32,600             831,300
Chesapeake Energy Corp. *                                  92,000             931,500
Newfield Exploration Company *                            113,000           5,360,437
Pennaco Energy, Inc. * (a)                                 79,800           1,566,075
Range Resources Corp. * (a)                                39,100             268,813
Spinnaker Exploration Company * (a)                        23,700           1,007,250
Swift Energy Company *                                     58,400           2,197,300
Tom Brown, Inc. *                                          80,600           2,649,725
Triton Energy, Ltd. *                                       9,300             279,000
                                                                       --------------
                                                                           15,091,400
DRUGS & HEALTH CARE - 5.99%
Abgenix, Inc. (a)                                          15,800             933,187
Alexion Pharmaceuticals, Inc. * (a)                        19,900           1,292,256
ALPHARMA, Inc., Class A (a)                                16,300             715,162
Aviron * (a)                                               30,900           2,064,506
Barr Laboratories, Inc. * (a)                               2,200             160,463
Bruker Daltonics, Inc. * (a)                               11,100             261,544
Coherent, Inc. * (a)                                        7,500             243,750
COR Therapeutics, Inc. * (a)                               29,200           1,027,475
Corixa Corp. * (a)                                         34,703             967,346
Cryolife, Inc. *                                           20,850             630,713
Cubist Pharmaceuticals, Inc. *                              3,300              95,700
eBenX, Inc. * (a)                                           2,400              16,200
Epoch Pharmaceuticals, Inc.                                46,800             307,125
Harvard Bioscience, Inc. *                                 26,200             258,725
Illumina, Inc. *                                            7,800             125,288
ImClone Systems, Inc. * (a)                                10,000             440,000
INAMED Corp. *                                             11,400             232,988
Inhale Therapeutic Systems * (a)                          165,800           8,372,900
Inspire Phamaceutical, Inc. * (a)                          11,600             302,325
Intermune Pharmaceuticals, Inc. *                           8,300             370,388
Inverness Medical Technology, Inc. * (a)                   59,200           2,305,100
Ista Pharmaceuticals, Inc. *                               72,900             820,125
Luminex Corp. * (a)                                        52,600           1,370,887
Medicines Company * (a)                                    51,600           1,057,800
Neurocrine Biosciences, Inc. *                              1,400              46,375
Packard Bioscience Company * (a)                           90,500           1,052,062
Parexel International Corp. *                             112,000           1,211,000
Pharmaceutical Product Development, Inc. *                 85,900           4,268,156
Renal Care Group, Inc. *                                   62,900           1,724,836
STAAR Surgical Company *                                   18,000             226,125
Supergen, Inc. * (a)                                        5,000              69,375
Texas Biotechnology Corp. *                                49,900             428,641
Thoratec Labs Corp. * (a)                                  19,400             213,400
Titan Pharmaceuticals, Inc. * (a)                          41,300           1,460,781


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
DRUGS & HEALTH CARE - CONTINUED
Triad Hospitals, Inc. * (a)                                22,000      $      716,375
United Therapeutics Corp. * (a)                            19,400             286,150
Ventana Medical Systems, Inc. * (a)                        39,900             738,150
Versicor, Inc. *                                           14,200             122,475
Visible Genetics, Inc. * (a)                               71,600           2,702,900
Wilson Great Batch Technologies *                           4,900             138,425
                                                                       --------------
                                                                           39,777,179
ELECTRICAL EQUIPMENT - 1.03%
Advanced Energy Industries, Inc. * (a)                     26,800             603,000
Anaren Microwave, Inc. *                                   37,500           2,519,532
Capstone Turbine Corp. * (a)                               18,300             512,400
Catalytica Energy Systems Inc. * (a)                       32,961             568,577
Electro Scientific Industries, Inc. (a)                    77,300           2,164,400
Power One, Inc. * (a)                                      12,400             487,475
                                                                       --------------
                                                                            6,855,384
ELECTRIC UTILITIES - 0.04%
Active Power, Inc. * (a)                                    6,500             142,594
TNPC, Inc. *                                               11,400             111,862
                                                                       --------------
                                                                              254,456
ELECTRONICS - 9.40%
Adaptec, Inc. *                                           112,400           1,152,100
Celestica, Inc. (a)                                        15,600             846,300
CTS Corp. (a)                                              13,500             491,906
DDI Corp. * (a)                                            40,000           1,090,000
Flextronics International, Ltd. *                         488,094          13,910,679
Foundry Networks, Inc. * (a)                               15,000             225,000
Jabil Circuit, Inc. *                                      70,000           1,776,250
Nanometrics, Inc. *                                        22,700             313,544
PerkinElmer, Inc.                                         155,300          16,306,500
SMTC Corp. *                                                7,600             103,550
Tektronix, Inc.                                           255,500           8,607,156
Varian Medical Systems, Inc. *                             38,700           2,629,181
Varian, Inc. *                                             30,600           1,036,575
Veeco Instruments, Inc. * (a)                              27,515           1,104,040
Waters Corp. *                                            154,400          12,892,400
                                                                       --------------
                                                                           62,485,181
FINANCIAL SERVICES - 2.37%
Allied Capital Corp. (a)                                   40,400             843,350
American Med Systems Holdings *                            19,200             304,800
Concord EFS, Inc. * (a)                                    79,000           3,471,062
Digitas, Inc. * (a)                                        14,200              71,888
Embarcadero Tech, Inc. * (a)                                8,300             373,500
Knight Trading Group, Inc. * (a)                           62,300             868,306
Labranche & Company, Inc. * (a)                           114,800           3,508,575
Metris Companies, Inc.                                     27,650             727,541
Selectica, Inc. * (a)                                     152,300           3,683,756
TCF Financial Corp.                                        42,600           1,898,363
                                                                       --------------
                                                                           15,751,141
FOOD & BEVERAGES - 0.07%
Performance Food Group Company *                            9,800             502,403
                                                                       --------------

GAS & PIPELINE UTILITIES - 0.25%
Atmos Energy Corp.                                         43,800           1,067,625
Louis Dreyfus Natural Gas Corp. *                          13,200             604,725
                                                                       --------------
                                                                            1,672,350
HOMEBUILDERS - 0.01%
D.R. Horton, Inc.                                           2,180              53,274
                                                                       --------------

HOTELS & RESTAURANTS - 0.22%
Jack In the Box, Inc. *                                    50,000           1,471,875
                                                                       --------------

HOUSEHOLD APPLIANCES - 0.72%
Gemstar TV Guide International, Inc. *                    100,000           4,612,500
Proxicom, Inc. * (a)                                       50,100             206,663
                                                                       --------------
                                                                            4,819,163
INDUSTRIAL MACHINERY - 1.43%
Mettler-Toledo International, Inc. *                      174,600           9,493,875
                                                                       --------------

INSURANCE - 1.12%
Conseco, Inc. (a)                                          73,800             973,237
Mutual Risk Mangement, Ltd.                                61,300             930,994
Protective Life Corp.                                      19,400             625,650
Reinsurance Group America, Inc.                           138,300           4,909,650
                                                                       --------------
                                                                            7,439,531
INTERNATIONAL OIL - 0.89%
Trico Marine Services, Inc. *                             112,400           1,735,175
Varco International, Inc. *                               192,374           4,184,135
                                                                       --------------
                                                                            5,919,310
INTERNET CONTENT - 2.00%
724 Solutions, Inc. * (a)                                   6,000             100,125
Check Point Software Technologies, Ltd. *                  78,800          10,524,725
CNET Networks, Inc. * (a)                                  65,448           1,046,145
Critical Path, Inc. *                                       1,800              55,350
Extensity, Inc. * (a)                                      39,000             234,609
Ibeam Broadcasting Corp. * (a)                            109,400             116,237
Infospace.com *                                            75,712             669,578
ITXC Corp. *                                                8,200              56,888
Kana Communications, Inc. * (a)                            38,800             446,200
Navisite, Inc. * (a)                                        8,200              19,219
                                                                       --------------
                                                                           13,269,076
INTERNET SOFTWARE - 2.81%
Art Technology Group, Inc. * (a)                           44,900           1,372,256
Cacheflow, Inc. (a)                                         5,100              87,019
Centillium Communications, Inc. * (a)                     100,400           2,233,900
E.piphany, Inc. * (a)                                      45,600           2,459,550
Espeed, Inc. * (a)                                          6,800             106,675
Exodus Communications, Inc. *                              63,200           1,264,000
Interwoven, Inc. *                                         32,800           2,162,750
Keynote Systems, Inc. *                                    54,600             774,637
Liberate Technologies * (a)                                51,100             696,237
Netcentives, Inc. *                                         4,100              15,631
Openwave Systems, Inc. *                                   15,460             741,114
PC-Tel, Inc. (a)                                           19,600             210,700
Rare Medium Group, Inc. *                                  14,000              26,688
Retek, Inc. *                                             137,231           3,345,006
Scient Corp. *                                             92,600             300,950
Tumbleweed Communications Corp. * (a)                      23,400             400,359
Viant Corp. * (a)                                          72,300             286,941
Vitria Technology, Inc. * (a)                              51,100             396,025
Webmethods, Inc. * (a)                                     20,000           1,778,750
                                                                       --------------
                                                                           18,659,188
INTERNET RETAIL - 0.00%
Sciquest.com, Inc. * (a)                                    6,000               7,875
                                                                       --------------

INVESTMENT COMPANIES - 0.88%
Affiliated Managers Group, Inc. *                          35,000           1,920,625
Federated Investors, Inc., Class B                        135,000           3,931,875
                                                                       --------------
                                                                            5,852,500
LIQUOR - 0.26%
Adolph Coors Company, Class B                              21,200           1,702,625
                                                                       --------------

PETROLEUM SERVICES - 1.12%
Atwood Oceanics, Inc. *                                   113,400           4,968,054
Pride International, Inc. *                                43,700           1,076,112
Rowan Companies, Inc. *                                    45,000           1,215,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------------
                                                          SHARES             VALUE
                                                          ------             -----
PETROLEUM SERVICES - CONTINUED
Superior Energy Services, Inc. *                           15,000      $      172,500
                                                                       --------------
                                                                            7,431,666
REAL ESTATE - 3.00%
Alexandria Real Estate Equities                            14,800             550,375
Arden Realty, Inc.                                          7,400             185,925
Brandywine Realty Trust SBI                                24,000             496,500
Camden Property Trust                                      72,800           2,438,800
Catellus Development Corp. *                               22,500             393,750
CBL & Associates Properties, Inc.                           9,900             250,594
Developers Diversified Realty                              42,400             564,450
Duke-Weeks Realty Investments, Inc.                        22,600             556,525
Felcor Lodging Trust, Inc.                                 42,000           1,005,375
General Growth Properties, Inc.                            51,800           1,874,512
Health Care Property Investors, Inc.                      113,500           3,390,812
Healthcare Realty Trust                                    11,900             252,875
Innkeepers USA Trust (a)                                   70,000             774,375
Liberty Property Trust SBI                                 13,100             374,169
Meristar Hospitality Corp.                                127,900           2,518,031
Pinnacle Holdings, Inc. *                                  63,100             571,844
Reckson Associates Realty Corp.                            59,400           1,488,713
Security Capital Group, Inc., Class B *                    28,500             571,781
SL Green Realty Corp.                                      60,900           1,705,200
                                                                       --------------
                                                                           19,964,606
RETAIL TRADE - 1.84%
BJ's Wholesale Club, Inc. *                               105,600           4,052,400
Dollar General Corp.                                      250,000           4,718,750
Dollar Tree Stores, Inc. *                                  4,900             120,050
Family Dollar Stores, Inc. (a)                            154,600           3,314,237
                                                                       --------------
                                                                           12,205,437
SEMICONDUCTORS - 5.30%
Alpha Industries, Inc. * (a)                                8,400             310,800
Axt, Inc. *                                                 8,100             267,806
Caliper Technologies Corp. * (a)                           30,000           1,410,000
Cirrus Logic, Inc. *                                       74,800           1,402,500
Credence Systems Corp. *                                   47,700           1,097,100
Emcore Corp. * (a)                                         50,000           2,350,000
Globespan Semiconductor, Inc. *                             9,400             258,500
Intersil Holding Corp., Class A *                          66,900           1,534,519
LAM Research Corp. *                                       89,700           1,300,650
Lattice Semiconductor Corp. * (a)                          36,000             661,500
Micrel, Inc. *                                             92,100           3,102,619
Novellus Systems, Inc. *                                  110,700           3,978,281
PMC-Sierra, Inc. *                                        128,271          10,085,307
Power Integrations * (a)                                   60,000             690,000
QLogic Corp. *                                             35,500           2,733,500
Quicklogic Corp. * (a)                                     19,700             136,669
Semtech Corp. * (a)                                        48,800           1,076,650
Silicon Laboratories * (a)                                 22,400             322,000
Triquint Semiconductor, Inc. *                             44,300           1,935,356
Varian Semiconductor Equipment, Inc. *                     22,400             532,000
                                                                       --------------
                                                                           35,185,757
SOFTWARE - 11.99%
Actuate Corp. * (a)                                       105,000           2,008,125
Avocent Corp. *                                            39,996           1,079,892
BEA Systems, Inc. *                                       277,400          18,672,487
Bindview Development Corp. *                               80,000             752,500
Blue Martini Software, Inc. * (a)                             400               5,300
Broadbase Software, Inc. * (a)                             19,400             121,250
BroadVision, Inc. *                                       168,300           1,988,044
Commerce One, Inc. *                                       12,560             317,925
Cysive, Inc. *                                             12,200              50,325
Docent, Inc. *                                             20,400             178,500
Evolve Software, Inc. * (a)                                45,500             221,813
I2 Technologies, Inc. *                                   286,600          15,583,875
Iasiaworks, Inc. *                                         81,600             397,800
Informatica Corp. *                                        33,400           1,321,387
Internap Network Services Corp. *                          33,500             242,875
Intertrust Technologies Corp. *                            14,500              48,938
Intuit, Inc. *                                             75,600           2,981,475
Matrixone, Inc. *                                          29,400             534,713
Mercury Interactive Corp. *                                58,300           5,261,575
Micromuse, Inc. * (a)                                     145,200           8,764,181
Rational Software Corp. *                                  14,400             560,700
Resonate, Inc. * (a)                                        2,700              25,650
Sapient Corp. * (a)                                       121,200           1,446,825
Serena Software, Inc. * (a)                                41,200           1,410,456
Signalsoft Corp. *                                          7,200              70,650
Speechworks International, Inc. * (a)                      13,200             647,625
Storagenetworks, Inc. * (a)                                11,300             280,381
Synopsys, Inc. * (a)                                       62,300           2,955,356
Valicert, Inc. * (a)                                       28,500             187,031
VERITAS Software Corp. *                                  131,850          11,536,875
                                                                       --------------
                                                                           79,654,529
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.20%
Accelerated Networks, Inc. * (a)                            4,000              11,125
Advanced Fibre Communications *                           121,600           2,196,400
Alaska Communications Systems, Inc. *                     106,500             772,125
Asia Global Crossing, Ltd. *                                9,700              63,656
Copper Mountain Networks, Inc. * (a)                       23,400             138,206
Cosine Communications, Inc. * (a)                          23,000             319,125
Ditech Communications Corp. *                              57,000             915,563
Efficient Networks, Inc. * (a)                             37,500             501,563
Endwave Corp. *                                            14,400              45,000
JDS Uniphase Corp. *                                      203,460           8,481,739
Leap Wireless International, Inc. * (a)                     9,900             247,500
MCK Communications, Inc. * (a)                              6,100              51,469
Millicom International Cellular SA *                        3,300              75,900
Nortel Networks Corp.                                      10,000             320,625
Polycom, Inc. * (a)                                       109,000           3,508,437
Stanford Microdevices, Inc. * (a)                          10,600             381,600
Sunrise Telecom, Inc. * (a)                                   800               3,125
Tekelec, Inc. * (a)                                        94,000           2,820,000
Telus Corp.                                                15,998             414,948
                                                                       --------------
                                                                           21,268,106
TELEPHONE - 1.03%
Intermedia Communications, Inc. * (a)                      34,300             246,531
Voicestream Wireless Corp. *                               46,000           4,628,750
Western Wireless Corp., Class A * (a)                      51,000           1,998,563
                                                                       --------------
                                                                            6,873,844
TRANSPORTATION - 1.50%
C. H. Robinson Worldwide                                  141,000           4,432,688
Expeditores International of
   Washington, Inc. (a)                                   102,600           5,508,337
                                                                       --------------
                                                                            9,941,025

TOTAL COMMON STOCKS
(Cost: $396,925,815)                                                     $516,134,705
                                                                       --------------

                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                         ------             -----
CORPORATE BONDS - 0.03%
TELEPHONE - 0.03%
Cyras Systems, Inc.,
   4.50% due 08/15/2005                               $   160,000        $    187,200
                                                                         ------------
TOTAL CORPORATE BONDS
(Cost: $160,000)                                                         $    187,200
                                                                         ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE INVESTMENTS)
-------------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                         ------             -----
SHORT TERM INVESTMENTS - 13.70%
Navigator Securities Lending Trust, 6.47%             $91,052,716      $ 91,052,716
                                                                       ------------
REPURCHASE AGREEMENTS - 8.59%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $57,050,715 on
   01/02/2001, collateralized by
   $41,590,000 U.S. Treasury Bonds,
   9.000% due 11/15/2018 (valued at
   $58,186,989, including interest)                   $57,042,000      $ 57,042,000
                                                                       ------------
TOTAL INVESTMENTS   (EMERGING SMALL COMPANY TRUST)
(Cost: $545,180,532)                                                   $664,416,621
                                                                        ===========

SMALL COMPANY BLEND TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 73.30%
AEROSPACE - 0.37%
REMEC, Inc. * (a)                                          45,500      $    437,938
                                                                       ------------
AGRICULTURE - 0.00%
Seminis, Inc., Class A *                                    3,600             2,250
                                                                       ------------

AIR TRAVEL - 0.70%
Alaska Air Group (a)                                       12,000           357,000
Atlantic Coast Airlines Holdings, Inc. *                   11,200           457,800
                                                                       ------------
                                                                            814,800
APPAREL & TEXTILES - 1.16%
Kellwood Company (a)                                       15,500           327,438
Stride Rite Corp.                                          42,500           297,500
Tefron, Ltd. *                                             14,500            51,656
Tommy Hilfiger Corp. *                                     33,500           328,719
Vans, Inc. *                                               21,000           355,687
                                                                       ------------
                                                                          1,361,000
AUTO SERVICES - 0.26%
Dollar Thrifty Automotive Group *                          16,000           300,000
                                                                       ------------

AUTOMOBILES - 0.61%
Polaris Industries, Inc.                                   18,000           715,500
                                                                       ------------

BANKING - 3.11%
Banknorth Group, Inc.                                      13,687           272,885
BankUnited Financial Corp. *                               72,000           612,000
BOK Financial Corp. *                                       1,600            34,000
Commerce Bancorp, Inc.                                     12,000           820,500
Community First Bankshares, Inc.                           20,500           386,937
First Midwest Bancorp, Inc.                                 4,500           129,375
Net.B@nk, Inc. *                                           30,000           196,875
Pacific Century Financial Corp.                            22,000           389,125
Republic Security Financial Corp.                           7,000            50,531
Santander Bancorp                                          12,000           231,000
Silicon Valley Bancshares *                                 1,600            55,300
South Financial Group, Inc.                                 7,500            99,375
Waypoint Financial Corp. *                                 33,000           363,000
                                                                       ------------
                                                                          3,640,903
BROADCASTING - 4.67%
Acme Communications, Inc. *                                10,800            98,550
ACTV, Inc. *                                               43,000           182,750
BHC Communications, Inc., Class A                           1,500           193,875
Citadel Communications Corp. *                             34,000           408,000
Classic Communications, Inc., Class A *                    10,000            21,875
Crown Media Holdings, Inc., Class A *                      25,000           507,812
Cumulus Media, Inc., Class A *                             18,500            67,063
Entercom Communications Corp. * (a)                         6,500           223,844
Entravision Common Corp. *                                 23,000           422,625
Gray Communications Systems, Inc., Class B                  5,000            73,438
Insight Communications, Inc., Class A *                    18,700           439,450
Mediacom Communications Corp., Class A * (a)               28,800           495,000
Radio One, Inc., Class A *  (a)                             9,400           100,462
Radio One, Inc., Class D * (a)                             45,800           503,800
Regent Communications, Inc. *                              14,200            84,313
Sirius Satellite Radio, Inc. * (a)                         16,000           479,000
Spanish Broadcasting Systems, Inc., Class A *              24,200           121,000
TiVo, Inc. * (a)                                           11,100            59,663
Westwood One, Inc. *                                       15,000           289,687
World Wrestling Federation
   Entertainment, Inc., Class A * (a)                      24,400           390,400
XM Satellite Radio Holdings, Inc., Class A * (a)           19,000           305,187
                                                                       ------------
                                                                          5,467,794
BUILDING MATERIALS & CONSTRUCTION - 0.22%
Elcor Chemical Corp. (a)                                    6,000           101,250
R.P.M., Inc. (a)                                           18,000           154,125
                                                                       ------------
                                                                            255,375
BUSINESS SERVICES - 3.30%
Applied Graphice Techologies *                              5,800            19,575
Armor Holdings, Inc. *                                     25,000           435,937
Banta Corp.                                                23,400           594,828
Costar Group, Inc. *                                       32,000           756,000
Headhunter.Net, Inc. * (a)                                 47,700           339,863
Intelligroup, Inc. * (a)                                    7,900             6,913
Kendle International, Inc. *                               30,000           298,125
MedQuist, Inc. *                                           14,815           237,040
Organic, Inc. *                                            16,900            13,731
Quanta Services, Inc. *                                    10,300           331,531
Razorfish, Inc., Class A *                                 28,374            46,108
RSA Security, Inc. *                                       13,500           713,812
Startek, Inc. *                                             5,000            76,875
                                                                       ------------
                                                                          3,870,338
CHEMICALS - 1.41%
OM Group, Inc. (a)                                         10,000           546,250
Scotts Company, Class A *                                  11,000           406,313
Spartech Corp.                                             12,100           248,806
Valence Technology, Inc. * (a)                             48,000           447,000
                                                                       ------------
                                                                          1,648,369
COMPUTERS & BUSINESS EQUIPMENT - 2.76%
Advanced Switching Commerce, Inc. *                         8,200            39,975
Alliance Fiber Optic Products, Inc. *                       7,500            45,000
Helix Technology Corp.                                     30,200           714,891
Ibis Technology Corp. *                                     8,000           154,000
Ixia *                                                      9,000           205,875
Microtune, Inc. *                                          21,200           351,125
Network Engines, Inc. *                                    10,200            42,712
Omnivision Technologies, Inc. *                            11,100            36,075
Oplink Communications, Inc. *                              14,100           252,919
Optical Communication Products, Class A *                  12,000           135,000
Remedy Corp. *                                             42,000           695,625
Spectrasite Holdings, Inc. * (a)                           20,800           275,600
Transmeta Corp. * (a)                                       1,300            30,550


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Witness Systems, Inc. * (a)                                19,000      $      256,500
                                                                       --------------
                                                                            3,235,847
CONSTRUCTION MATERIALS - 2.04%
Columbus McKinnon Corp.                                    12,500             110,938
Comfort Systems USA, Inc. *                                 7,800              16,575
Donaldson, Inc. *                                          25,000             695,312
Gasonics International Corp. *                             48,500             891,187
Oshkosh Truck Corp., Class B                               10,150             446,600
SpeedFam-IPEC, Inc. *                                      38,600             234,013
                                                                       --------------
                                                                            2,394,625
COSMETICS & TOILETRIES - 0.03%
Nu Skin Enterprises, Inc., Class A *                        7,000              37,188
                                                                       --------------

CRUDE PETROLEUM & NATURAL GAS - 0.27%
Hydril Company *                                           17,700             310,856
                                                                       --------------

DOMESTIC OIL - 0.48%
Midcoast Energy Resources, Inc.                            26,000             567,125
                                                                       --------------

DRUGS & HEALTH CARE - 7.94%
3 Dimensional Pharmaceutical * (a)                         21,500             318,469
Aclara Biosciences, Inc. *                                 25,000             271,875
Adolor Corp. *                                              5,700             125,400
American Retirement Corp. *                                18,600              56,730
Antigenics, Inc. * (a)                                     25,000             276,563
Aspect Medical Systems, Inc. * (a)                         38,500             332,062
Assisted Living Concepts, Inc. *                           62,100              19,406
Aviron * (a)                                               13,000             868,562
Capital Senior Living Corp. *                              15,000              36,563
Charles River Laboratories International *                 13,000             355,875
Chromavision Medical Systems, Inc. *                       32,000              84,000
Diversa Corp. * (a)                                        15,300             274,444
Durect Corp., Inc. *                                       10,000             120,000
Endo Pharmaceutical Holdings, Inc.                         10,000              60,000
Exelixis, Inc. *                                           31,300             457,762
Genaissance Pharmaceuticals * (a)                          15,900             286,200
Gene Logic, Inc. * (a)                                     13,800             253,575
Heska Corp. *                                              83,000              57,063
ILEX Oncology, Inc. *                                       7,000             184,188
Illumina, Inc. *                                            9,000             144,563
Lexicon Genetics, Inc. *                                   28,500             473,812
Protein Design Laboratories, Inc. * (a)                     7,500             651,562
Sangstat Medical Corp. * (a)                               13,000             154,375
Sonosight, Inc. *                                          17,000             216,750
Tanox, Inc. *                                               7,700             301,744
Triad Hospitals, Inc. * (a)                                20,000             651,250
Trigon Healthcare, Inc. *                                   9,000             700,312
Trimeris, Inc. * (a)                                       14,000             768,250
Vical, Inc. * (a)                                          34,800             643,800
ViroPharma, Inc. * (a)                                     11,000             159,328
                                                                       --------------
                                                                            9,304,483
ELECTRICAL EQUIPMENT - 4.68%
Advanced Energy Industries, Inc. * (a)                     36,800             828,000
Anaren Microwave, Inc. *                                   22,700           1,525,156
Capstone Turbine Corp. * (a)                                1,100              30,800
Dupont Photomasks, Inc. * (a)                               7,000             369,906
Electro Scientific Industries, Inc. (a)                    28,500             798,000
Interwave Commerce International, Ltd. * (a)               35,100              54,844
Power One, Inc. *                                          40,000           1,572,500
Rayovac Corp. * (a)                                        12,000             170,250
Wesco International, Inc. *                                19,000             137,750
                                                                       --------------
                                                                            5,487,206
ELECTRIC UTILITIES - 0.73%
Consol Energy, Inc.                                        17,500             488,906
MDU Resources Group, Inc.                                  11,400             370,500
                                                                       --------------
                                                                              859,406
ELECTRONICS - 2.27%
Anadigics, Inc. * (a)                                      34,500             564,937
August Technology Corp. * (a)                               6,000              77,625
Cambridge Technology Partners, Inc. *                       8,500              22,313
Cymer, Inc. *                                              21,000             540,422
DSP Group, Inc. *                                           8,000             168,375
LoJack Corp. *                                             25,000             189,062
Nanometrics, Inc. *                                        22,000             303,875
Photon Dynamics, Inc. *                                     6,000             135,000
Sawtek, Inc. *                                              7,300             337,169
Zygo Corp. * (a)                                           11,400             322,406
                                                                       --------------
                                                                            2,661,184
ENERGY - 0.10%
Hydrogenics Corp. *                                        11,500              50,313
Proton Energy Systems, Inc. *                               6,800              71,400
                                                                       --------------
                                                                              121,713
FINANCIAL SERVICES - 1.84%
Americredit Corp. *                                        28,000             763,000
Fulton Financial Corp.                                     15,750             363,234
Harbor Florida Bancshares, Inc.                             6,000              89,625
Lendingtree, Inc. * (a)                                    18,700              38,569
Medallion Financial Corp.                                   7,500             109,688
Net2000 Communication, Inc. *                               9,700              16,672
Numerical Technologies, Inc. *                              6,800             122,825
OTG Software, Inc. *                                        4,800              77,475
Register.com, Inc. * (a)                                    5,600              39,200
San Juan Basin Royalty Trust                               31,000             391,375
Selectica, Inc. * (a)                                       6,700             162,056
                                                                       --------------
                                                                            2,173,719
FOOD & BEVERAGES - 1.98%
Flowers Industries, Inc.                                   25,000             393,750
Robert Mondavi Corp., Class A *                             2,500             135,313
Suiza Foods Corp. * (a)                                    22,300           1,070,400
Tootsie Roll Industries, Inc.                              15,635             720,187
                                                                       --------------
                                                                            2,319,650
FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc.                                 14,500             135,938
                                                                       --------------

FUNERAL SERVICES - 0.17%
Carriage Services, Inc., Class A *                         28,500              42,750
Stewart Enterprises, Inc., Class A                         80,000             152,500
                                                                       --------------
                                                                              195,250
GAS & PIPELINE UTILITIES - 1.88%
Energen Corp.                                              12,400             399,125
Louis Dreyfus Natural Gas Corp. *                           8,000             366,500
New Jersey Resources Corp.                                  8,000             346,000
South Jersey Industries, Inc.                              10,100             300,475
WGL Holdings, Inc.                                         26,000             791,375
                                                                       --------------
                                                                            2,203,475
HOTELS & RESTAURANTS - 0.86%
Buca, Inc. * (a)                                           22,000             323,125
CKE Restaurants, Inc.                                      28,500              78,375
Ruby Tuesday, Inc.                                         39,600             603,900
                                                                       --------------
                                                                            1,005,400
HOUSEHOLD APPLIANCES - 0.16%
Libbey, Inc.                                                6,000             182,250
Restoration Hardware, Inc. *                                7,200               6,750
                                                                       --------------
                                                                              189,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
HOUSEHOLD PRODUCTS - 0.27%
Martha Stewart Living, Inc., Class A * (a)                 15,500      $      310,969
                                                                       --------------

INDUSTRIAL MACHINERY - 0.76%
AptarGroup, Inc.                                            6,100             179,188
NN, Inc.                                                    3,500              32,375
Pentair, Inc.                                              23,500             568,406
UNOVA, Inc. *                                              30,000             108,750
                                                                       --------------
                                                                              888,719
INSURANCE - 1.44%
Fidelity National Financial Corp.                          14,000             517,125
First American Financial Corp.                             13,000             427,375
Harleysville Group, Inc.                                    3,500             102,375
Philadelphia Consolidated Holding Corp. * (a)              12,300             379,762
The MIIX Group, Inc.                                        2,800              21,000
W.R. Berkley Corp.                                          4,600             217,063
Zenith National Insurance Corp.                               600              17,625
                                                                       --------------
                                                                            1,682,325
INTERNET CONTENT - 2.40%
24/7 Media, Inc. * (a)                                     13,000               6,906
About.com, Inc. * (a)                                      26,500             713,844
Alloy Online, Inc. * (a)                                   24,000             184,500
Ask Jeeves, Inc. * (a)                                     32,000              78,000
click2learn.com, Inc. * (a)                                28,000             273,000
CNET Networks, Inc. *                                       8,700             139,064
Digital Insight Corp. * (a)                                19,100             344,994
DoubleClick, Inc. *                                        21,000             231,000
Emerge Interactive, Inc. * (a)                              3,000              10,875
Extensity, Inc. * (a)                                      13,200              79,406
Harris Interactive, Inc. *                                 13,300              49,044
HomeStore.com, Inc. * (a)                                  11,000             221,375
iVillage, Inc. * (a)                                       46,000              48,875
Netcreations, Inc. *                                        4,000              27,375
Netratings, Inc. *                                         11,000             161,562
Online Resources *                                         22,500              45,000
Websense, Inc. * (a)                                       13,700             198,650
                                                                       --------------
                                                                            2,813,470
INTERNET SERVICE PROVIDER - 0.12%
VIA NET. WORKS, Inc. *                                     12,700              48,419
Worldgate Communications, Inc. * (a)                       25,000              95,312
                                                                       --------------
                                                                              143,731
INTERNET SOFTWARE - 0.85%
Agency.com, Ltd. * (a)                                     12,500              48,438
Cybersource Corp. * (a)                                    10,000              23,750
Digex, Inc., Class A *                                     18,300             411,750
E.piphany, Inc. * (a)                                       2,250             121,359
Liquid Audio, Inc. *                                       11,800              30,238
National Information Consortium * (a)                      23,300              35,678
Niku Corp. * (a)                                           17,000             124,312
PC-Tel, Inc.                                               19,000             204,250
                                                                       --------------
                                                                              999,775
INTERNET RETAIL - 0.04%
QXL Ricardo PLC * (a)                                      16,799              44,097
                                                                       --------------

INVESTMENT COMPANIES - 0.73%
American Capital Strategies, Ltd.                          34,000             856,375
                                                                       --------------

LEISURE TIME - 1.80%
Arctic Cat, Inc.                                           15,000             174,375
Championship Auto Racing Team *                            15,300             321,300
Cheap Tickets, Inc. * (a)                                  18,000             175,500
International Speedway Corp., Class A (a)                  10,000             380,000
Intrawest Corp. (a)                                        14,000             279,125
Speedway Motorsports, Inc. * (a)                           23,000             552,000
Steiner Leisure, Ltd. *                                    16,000             224,000
West Marine, Inc. *                                         1,500               6,187
                                                                       --------------
                                                                            2,112,487
MANUFACTURING - 0.37%
York International Corp.                                   14,000             429,625
                                                                       --------------

MINING - 0.19%
Kaiser Aluminum Corp. *                                    60,000             221,250
                                                                       --------------

PETROLEUM SERVICES - 0.64%
Coflexip SA, ADR                                            2,300             144,612
Seacor Smit, Inc. * (a)                                    11,550             607,819
                                                                       --------------
                                                                              752,431
REAL ESTATE - 1.16%
ANC Rental Corp. * (a)                                     74,000             259,000
CB Richard Ellis Services, Inc. *                          19,500             285,187
Insignia Financial Group, Inc. *                           38,000             451,250
Trammell Crow Company * (a)                                26,800             361,800
                                                                       --------------
                                                                            1,357,237
RETAIL TRADE - 2.11%
Childrens Place Retail Stores, Inc. * (a)                  11,000             222,750
CSK Auto Corp. * (a)                                       60,000             232,500
Dollar Tree Stores, Inc. *                                 25,300             619,850
Factory 2 U, Inc. * (a)                                     7,800             258,375
FTD.com, Inc., Class A                                      5,000               6,875
Lithia Motors, Inc., Class A *                              4,600              57,213
School Specialty, Inc. *                                   16,000             321,000
Sportsline USA, Inc. *                                     13,400              71,187
Webvan Group, Inc. * (a)                                   64,562              30,263
Williams Sonoma, Inc. * (a)                                32,500             650,000
                                                                       --------------
                                                                            2,470,013
SANITARY SERVICES - 0.30%
Ionics, Inc. *                                             12,500             354,688
                                                                       --------------

SEMICONDUCTORS - 8.26%
American Superconductor Corp. *                            13,000             371,312
ASM International NV * (a)                                 35,000             325,937
BE Semiconductor Industries *                              17,000             155,125
Bookham Technology PLC, ADR * (a)                          14,100             185,063
Elantec Semiconductor, Inc. *                               5,000             138,750
Electroglas, Inc. *                                        40,200             615,562
Emcore Corp. * (a)                                         46,700           2,194,900
Exar Corp. *                                               36,000           1,115,437
Intergrated Electrical Services *                          10,000              59,375
Kopin Corp. * (a)                                          20,000             221,250
Kulicke & Soffa Industries, Inc. *                         84,000             945,000
LTX Corp. * (a)                                            66,100             856,202
MIPS Technologies, Inc., Class A * (a)                     21,500             573,781
MIPS Technologies, Inc., Class B *                          4,000             101,938
On Semiconductor Corp. *                                   66,000             346,500
Parthus Technologies PLC, ADR *                            15,000             393,750
Power Integrations * (a)                                   17,200             197,800
Rambus, Inc. *                                              2,400              86,700
Rudolph Technologies, Inc. *                                8,000             241,500
Therma Wave, Inc. *                                        21,000             294,000
Tvia, Inc. *                                                8,200              32,288
Virata Corp. *                                             13,000             141,375
Zoran Corp. * (a)                                           6,000              93,000
                                                                       --------------
                                                                            9,686,545


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
SOFTWARE - 2.68%
Blue Martini Software, Inc. * (a)                           4,000             $53,000
Broadbase Software, Inc. * (a)                             19,000             118,750
Click Commerece, Inc. * (a)                                28,000             584,500
Corio, Inc. *                                              10,000              20,625
Documentum, Inc. * (a)                                      6,500             322,969
Informax, Inc. *                                           15,000             155,625
Lightspan, Inc. * (a)                                      14,200              20,412
Matrixone, Inc. *                                          22,400             407,400
MicroStrategy, Inc., Class A * (a)                         21,000             199,500
Midway Games, Inc. *                                       22,000             156,200
Moldflow Corp. *                                            8,800             201,300
Official Payments Corp. *                                   9,500              65,312
OpenTV Corp., Class A * (a)                                34,400             356,900
Resonate, Inc. * (a)                                       11,400             108,300
Saba Software, Inc. * (a)                                  12,800             201,600
Signalsoft Corp. *                                         16,700             163,869
                                                                       --------------
                                                                            3,136,262
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.75%
Advanced Fibre Communications *                             8,700             157,144
Aspect Communications, Inc. *                              47,000             378,203
Carrier Access Corp. * (a)                                 43,500             391,500
Flag Telecom Holdings, Ltd. * (a)                          29,500             184,375
Focal Communications Corp. * (a)                           40,800             285,600
GT Group Telecom, Inc., Class B * (a)                       5,300              39,750
Metawave Communications Corp. * (a)                        15,600             142,350
New Focus, Inc. * (a)                                       2,100              72,975
Omnisky Corp. * (a)                                        10,800              89,775
Polycom, Inc. * (a)                                         6,000             193,125
Savvis Communications Corp. *                              20,300              17,763
Superior Telecom, Inc. * (a)                               14,729              28,537
Triton PCS Holdings, Inc., Class A * (a)                    2,200              74,662
                                                                       --------------
                                                                            2,055,759
TELEPHONE - 0.87%
Dobson Communications Corp., Class A *                     16,000             234,000
Hickory Tech Corp.                                         18,300             375,150
Intermedia Communications, Inc. * (a)                      23,500             168,906
Luminent, Inc. *                                           16,500              99,258
Viatel, Inc. * (a)                                         38,000             141,313
                                                                       --------------
                                                                            1,018,627
TIRES & RUBBER - 0.24%
Bandag, Inc.                                                7,000             283,938
                                                                       --------------

TRANSPORTATION - 0.33%
M.S. Carriers, Inc. *                                      10,000             327,500
U. S. Xpress Enterprises, Inc., Class A *                  10,500              58,406
                                                                       --------------
                                                                              385,906
TRAVEL SERVICES - 0.74%
Hotel Reservations Network, Inc., Class A * (a)            30,600             868,275
                                                                       --------------

TRUCKING & FREIGHT - 1.12%
Hub Group, Inc., Class A *                                 22,300             200,700
Landstar Systems, Inc. *                                    5,000             277,188
U.S. Freightways Corp.                                     13,200             397,031
Werner Enterprises, Inc.                                   26,000             442,000
                                                                       --------------
                                                                            1,316,919

TOTAL COMMON STOCKS
(Cost: $111,082,417)                                                   $   85,905,755
                                                                       --------------

WARRANTS - 0.00%
DRUGS & HEALTH CARE - 0.00%
Endo Pharmaceutical Holdings, Inc. *,
   (Expiration date 12/31/2002; strike
   price $0.01)                                            10,000               2,500
                                                                       --------------
TOTAL WARRANTS
(Cost: $24,145)                                                        $        2,500
                                                                       --------------

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                        ------               -----
SHORT TERM INVESTMENTS - 16.81%
Navigator Securities Lending Trust, 6.47%
                                                      $19,705,158        $ 19,705,158
                                                                         ------------
REPURCHASE AGREEMENTS - 9.89%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $11,595,771 on
   01/02/2001, collateralized by
   $10,425,000 U.S. Treasury Bonds,
   10.75% due 05/31/2003 (valued at
   $11,830,134, including interest)                   $11,594,000        $ 11,594,000
                                                                         ------------
TOTAL INVESTMENTS (SMALL COMPANY
BLEND TRUST) (Cost: $142,405,720)                                        $117,207,413
                                                                         ============

DYNAMIC GROWTH TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 85.06%
BROADCASTING - 5.28%
EchoStar Communications Corp., Class A *                  135,560          $3,083,990
Hispanic Broadcasting Corp. *                             160,035           4,080,893
                                                                       --------------
                                                                            7,164,883
BUSINESS SERVICES - 5.77%
Apollo Group, Inc., Class A *                              54,090           2,660,552
Insight Enterprises, Inc. *                               129,915           2,330,350
Paychex, Inc.                                              58,330           2,836,296
                                                                       --------------
                                                                            7,827,198
COMPUTERS & BUSINESS EQUIPMENT - 5.28%
Lexmark International Group, Inc., Class A *                7,990             354,057
Symbol Technologies, Inc.                                 117,260           4,221,360
Tripath Technology, Inc. *                                181,410           2,596,430
                                                                       --------------
                                                                            7,171,847
DRUGS & HEALTH CARE - 7.40%
Maxygen, Inc. *                                            68,105           1,668,573
Medarex, Inc. *                                            69,420           2,828,865
Millennium Pharmaceuticals, Inc. *                         89,550           5,540,906
                                                                       --------------
                                                                           10,038,344
EDUCATIONAL SERVICES - 1.05%
Apollo Group, Inc. *                                       44,235           1,426,579
                                                                       --------------

ELECTRICAL EQUIPMENT - 7.61%
AT & T Canada, Inc., ADR, Class B *                       290,690           8,484,514
SCI Systems, Inc. *                                        69,815           1,841,371
                                                                       --------------
                                                                           10,325,885
ELECTRIC UTILITIES - 0.59%
AES Corp. *                                                14,475             801,553
                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          SHARES             VALUE
                                                          ------             -----
ELECTRONICS - 0.69%
PerkinElmer, Inc.                                           8,855      $      929,775
                                                                       --------------
FINANCIAL SERVICES - 1.21%
ETrade Group, Inc. *                                      223,015           1,644,736
                                                                       --------------

HOUSEHOLD PRODUCTS - 4.07%
Crown Castle International Corp. *                        204,000           5,520,750
                                                                       --------------

INTERNET CONTENT - 8.54%
DigitalThink, Inc.                                        363,955           6,209,982
Inktomi Corp. *                                            38,675             691,316
SkillSoft Corp. *                                         250,215           4,691,531
                                                                       --------------
                                                                           11,592,829
INTERNET SOFTWARE - 5.69%
Be Free, Inc. *                                           503,750           1,101,953
Exodus Communications, Inc. *                             331,110           6,622,200
                                                                       --------------
                                                                            7,724,153
INTERNET RETAIL - 0.99%
PurchasePro.com, Inc. *                                    76,940           1,346,450
                                                                       --------------

SEMICONDUCTORS - 9.65%
ASM Lithography Holding NV *                               69,850           1,575,991
Cree, Inc. *                                               38,265           1,359,603
Integrated Device Technology *                             62,890           2,083,231
Intersil Holding Corp., Class A *                         140,895           3,231,779
Vitesse Semiconductor Corp. *                              87,500           4,839,844
                                                                       --------------
                                                                           13,090,448
SOFTWARE - 2.87%
Universal Access, Inc. *                                  486,205           3,889,640
                                                                       --------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 15.69%
General Motors Corp., Class H *                            86,370           1,986,510
Level 3 Communications, Inc. *                            141,060           4,628,531
McLeodUSA, Inc. *                                         365,780           5,166,642
Metromedia Fiber Network, Inc., Class A *                 441,200           4,467,150
Omnisky Corp. *                                           372,600           3,097,238
SDL, Inc. *                                                13,185           1,953,852
                                                                       --------------
                                                                           21,299,923
TELEPHONE - 2.68%
Western Wireless Corp., Class A *                          92,860           3,638,951
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $156,175,616)                                                   $  115,433,944
                                                                       --------------

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                        ------               -----
CORPORATE BONDS - 1.04%
INTERNET CONTENT - 1.04%
PSINet, Inc.,
   11.00% due 08/01/2009                               $4,980,000         $ 1,406,850
                                                                          -----------
TOTAL CORPORATE BONDS
(Cost: $2,952,114)                                                        $ 1,406,850
                                                                          -----------

SHORT TERM INVESTMENTS - 13.90%
Federal Home Loan Bank
   6.13% due 02/02/2001                                $5,000,000         $ 4,972,756
Federal Home Loan Mortgage Corp.,
   5.70% due 01/02/2001                                13,900,000          13,897,799
                                                                         ------------
                                                                         $ 18,870,555
TOTAL INVESTMENTS (DYNAMIC GROWTH
TRUST) (Cost: $177,998,285)                                              $135,711,349
                                                                         ============

MID CAP STOCK TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 84.39%
AIR TRAVEL - 0.74%
Ryanair Holdings PLC, ADR * (a)                            18,100      $    1,007,944
                                                                       --------------
BROADCASTING - 0.99%
Adelphia Communications Corp., Class A *                   26,300           1,357,738
                                                                       --------------

BUSINESS SERVICES - 2.81%
CSG Systems International, Inc.*                           34,800           1,633,425
Edison Schools, Inc. * (a)                                 69,700           2,195,550
                                                                       --------------
                                                                            3,828,975
COMPUTERS & BUSINESS EQUIPMENT - 4.62%
Affiliated Computer Services, Inc., Class A * (a)          39,000           2,366,812
Handspring, Inc. * (a)                                     30,200           1,175,913
ONI Systems Corp. * (a)                                    20,000             791,250
Palm, Inc. *                                               69,688           1,973,041
                                                                       --------------
                                                                            6,307,016
DRUGS & HEALTH CARE - 16.55%
Baxter International, Inc.                                 17,000           1,501,313
Beckman Coulter, Inc.                                      93,200           3,908,575
Becton Dickinson & Company                                 51,600           1,786,650
Cardinal Health, Inc.                                      25,600           2,550,400
Forest Laboratories, Inc. *                                12,600           1,674,225
Gilead Sciences, Inc. *                                    18,500           1,534,344
HEALTHSOUTH Corp. *                                       147,000           2,397,937
Immunex Corp. *                                            59,900           2,433,437
IMS Health, Inc.                                           62,100           1,676,700
Laboratory Corp. America Holdings *                         7,700           1,355,200
St. Jude Medical, Inc. *                                   28,800           1,769,400
                                                                       --------------
                                                                           22,588,181
ELECTRIC UTILITIES - 4.33%
Calpine Corp. * (a)                                        51,400           2,316,212
DPL, Inc.                                                  55,800           1,851,863
Exelon Corp.                                               24,700           1,734,187
                                                                       --------------
                                                                            5,902,262
ELECTRONICS - 0.96%
Veeco Instruments, Inc. *                                  32,800           1,316,100
                                                                       --------------

ENERGY - 0.39%
Fuelcell Energy, Inc. * (a)                                 7,700             527,931
                                                                       --------------

GAS & PIPELINE UTILITIES - 2.92%
Coastal Corp.                                              22,800           2,013,525
El Paso Energy Corp.                                       27,600           1,976,850
                                                                       --------------
                                                                            3,990,375
INDUSTRIAL MACHINERY - 1.45%
Thermo Electron Corp. *                                    66,300           1,972,425
                                                                       --------------

INSURANCE - 2.76%
ACE, Ltd.                                                  29,800           1,264,637
Allmerica Financial Corp.                                  34,600           2,508,500
                                                                       --------------
                                                                            3,773,137
INTERNET CONTENT - 0.71%
HomeStore.com, Inc. * (a)                                  48,300             972,038
                                                                       --------------

INTERNET SOFTWARE - 8.38%
Agile Software Corp. *                                     33,400           1,649,125
Ariba, Inc. *                                              27,900           1,496,137
Epiphany, Inc. * (a)                                       44,550           2,402,916
Macromedia, Inc. *                                         13,500             820,125
VeriSign, Inc. *                                           34,687           2,573,342
Vignette Corp. *                                          138,600           2,494,800
                                                                       --------------
                                                                           11,436,445


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES             VALUE
                                                          ------             -----
NEWSPAPERS - 1.06%
E.W. Scripps Company, Class A                              22,900      $    1,439,837
                                                                       --------------
PETROLEUM SERVICES - 6.12%
ENSCO International, Inc.                                  43,500           1,481,718
Nabors Industries, Inc. *                                  30,500           1,804,075
Noble Drilling Corp. *                                     33,300           1,446,469
R & B Falcon Corp. *                                       53,200           1,220,275
Transocean Offshore, Inc.                                  26,100           1,200,600
Weatherford International, Inc. * (a)                      25,300           1,195,425
                                                                       --------------
                                                                            8,348,562
RETAIL TRADE - 9.77%
Dollar General Corp.                                      157,150           2,966,206
Dollar Tree Stores, Inc. *                                 74,700           1,830,150
Family Dollar Stores, Inc. (a)                             59,100           1,266,956
Intimate Brands, Inc., Class A                             87,700           1,315,500
Pier 1 Imports, Inc.                                      133,500           1,376,719
Staples, Inc. *                                           151,800           1,793,138
Venator Group, Inc. *                                     179,600           2,783,800
                                                                       --------------
                                                                           13,332,469
SANITARY SERVICES - 1.83%
Waste Management, Inc.                                     90,000           2,497,500
                                                                       --------------

SOFTWARE - 6.16%
Checkfree Corp. * (a)                                      10,400             447,850
Intuit, Inc. *                                             20,800             820,300
J.D. Edwards & Company (a)                                 70,000           1,246,875
Rational Software Corp. *                                  96,300           3,749,681
Siebel Systems, Inc. *                                     22,100           1,494,513
Storagenetworks, Inc. * (a)                                26,000             645,125
                                                                       --------------
                                                                            8,404,344
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 6.12%
Allegiance Telecom, Inc. (a)                              113,100           2,518,242
Global Crossing, Ltd. *                                   108,200           1,548,613
McLeodUSA, Inc. * (a)                                     193,100           2,727,537
Sonus Networks, Inc. * (a)                                 61,900           1,562,975
                                                                       --------------
                                                                            8,357,367
TELEPHONE - 0.82%
NTL, Inc. * (a)                                            46,600           1,115,488
                                                                       --------------
TOBACCO - 2.93%
R.J. Reynolds Tobacco Holdings, Inc. (a)                   44,900           2,188,875
UST, Inc.                                                  64,700           1,815,644
                                                                       --------------
                                                                            4,004,519
TOYS, AMUSEMENTS & SPORTING GOODS - 1.97%
NIKE, Inc., Class B                                        48,100           2,684,581
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $109,709,112)                                                   $  115,165,234
                                                                       --------------

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                        ------               -----
SHORT TERM INVESTMENTS - 12.27%
Navigator Securities Lending Trust, 6.47%             $16,740,038        $ 16,740,038

REPURCHASE AGREEMENTS - 3.34%
Lehman Brothers Repurchase Agreement,
   dated 12/29/2000 at 6.020%, to be
   repurchased at $4,565,763 on
   01/02/2001, collateralized by
   $7,180,000 U.S. Treasury Strip,
   0.000% due 2/15/2009 (valued at
   $4,700,100, including interest)                     $4,565,000        $  4,565,000
                                                                         ------------
TOTAL INVESTMENTS (MID CAP STOCK
TRUST) (Cost: $131,014,150)                                              $136,470,272
                                                                         ============

ALL CAP GROWTH TRUST

                                                          SHARES             VALUE
                                                          ------             -----

COMMON STOCKS - 87.73%
AUTO PARTS - 0.73%
Danaher Corp.                                              97,100      $    6,639,213
                                                                       --------------
BANKING - 4.14%
Chase Manhattan Corp.                                     145,700           6,620,244
MBNA Corp.                                                204,400           7,550,025
Northern Trust Corp.                                       78,800           6,427,125
Providian Financial Corp.                                 181,600          10,442,000
State Street Corp.                                         54,600           6,781,866
                                                                       --------------
                                                                           37,821,260
BROADCASTING - 2.83%
Comcast Corp., Class A *                                  194,200           8,107,850
Hispanic Broadcasting Corp. *                             281,700           7,183,350
Time Warner, Inc.                                          75,500           3,944,120
Univision Communications, Inc., Class A * (a)             161,700           6,619,594
                                                                       --------------
                                                                           25,854,914
BUSINESS SERVICES - 6.37%
Ceridian Corp. *                                           45,300             903,169
Electronic Data Systems Corp.                             112,400           6,491,100
Fiserv, Inc. *                                            297,450          14,110,284
Lamar Advertising Company, Class A * (a)                  224,000           8,645,000
Omnicom Group, Inc.                                       122,400          10,143,900
Paychex, Inc.                                             100,250           4,874,656
SunGuard Data Systems, Inc. *                             160,300           7,554,137
Unisys Corp. *                                            374,900           5,482,913
                                                                       --------------
                                                                           58,205,159
COMPUTERS & BUSINESS EQUIPMENT - 6.82%
Brocade Communications Systems, Inc. *                    143,900          13,211,819
Cisco Systems, Inc. *                                     371,800          14,221,350
EMC Corp. *                                               147,500           9,808,750
Maxim Integrated Products, Inc. *                         100,200           4,790,812
Palm, Inc. *                                              249,400           7,061,137
Sanmina Corp. *                                            48,420           3,710,183
Sun Microsystems, Inc. *                                  342,400           9,544,400
                                                                       --------------
                                                                           62,348,451
DOMESTIC OIL - 0.90%
Anadarko Petroleum Corp.                                   62,800           4,463,824
Kerr-McGee Corp.                                           56,200           3,761,887
                                                                       --------------
                                                                            8,225,711
DRUGS & HEALTH CARE - 9.47%
Applera Corp. Applied Biosys                              148,900          14,005,906
Biomet, Inc.                                              174,550           6,927,453
Cardinal Health, Inc.                                      22,800           2,271,450
Elan PLC, ADR * (a)                                        72,100           3,375,181
Forest Laboratories, Inc. *                                48,600           6,457,725
HCA Healthcare Company                                    145,700           6,412,257
Health Management Association, Class A *                  395,500           8,206,625
Medicis Pharmaceutical Corp., Class A *                   100,000           5,912,500
Medtronic, Inc.                                           149,300           9,013,988
Pfizer, Inc.                                              297,600          13,689,600
Tenet Healthcare Corp. *                                  100,500           4,465,969
Wellpoint Health Networks, Inc., Class A *                 50,000           5,762,500
                                                                       --------------
                                                                           86,501,154
ELECTRICAL EQUIPMENT - 0.26%
American Power Conversion Corp. *                         192,400           2,380,950
                                                                       --------------

ELECTRONICS - 4.60%
Agilent Technologies, Inc. *                               77,000           4,215,750
Analog Devices, Inc. *                                    254,800          13,042,575
Celestica, Inc. (a)                                       193,600          10,502,800
Linear Technology Corp.                                   100,200           4,634,250


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES             VALUE
                                                          ------             -----
ELECTRONICS - CONTINUED
Microchip Technology, Inc. *                              208,150      $    4,566,291
Waters Corp. *                                             60,400           5,043,400
                                                                       --------------
                                                                           42,005,066
FINANCIAL SERVICES - 12.06%
American Express Company                                  233,300          12,816,919
Capital One Financial Corp.                               152,100          10,010,081
Charles Schwab Corp.                                      323,300           9,173,637
Citigroup, Inc.                                           170,000           8,680,625
Countrywide Credit Industries, Inc.                        20,300           1,020,075
Federal Home Loan Mortgage Corp.                           48,000           3,306,000
Goldman Sachs Group, Inc.                                 166,800          17,837,175
J. P. Morgan & Company, Inc.                              112,400          18,602,200
Merrill Lynch & Company, Inc.                             106,800           7,282,425
Morgan Stanley Dean Witter & Company                      198,300          15,715,275
Stilwell Financial, Inc.                                  145,600           5,742,100
                                                                       --------------
                                                                          110,186,512
GAS & PIPELINE UTILITIES - 1.41%
Cooper Cameron Corp. *                                    107,100           7,075,294
Enron Corp.                                                70,000           5,818,750
                                                                       --------------
                                                                           12,894,044
HOTELS & RESTAURANTS - 0.45%
Brinker International, Inc. *                              98,300           4,153,175
                                                                       --------------

HOUSEHOLD PRODUCTS - 0.52%
Crown Castle International Corp. *                        175,700           4,754,881
                                                                       --------------

INDUSTRIAL MACHINERY - 0.46%
Grant Pride, Inc. *                                       191,000           4,190,063
                                                                       --------------

INSURANCE - 1.74%
AFLAC, Inc.                                                97,100           7,009,406
American International Group, Inc.                         90,000           8,870,625
                                                                       --------------
                                                                           15,880,031
INTERNET CONTENT - 2.59%
Check Point Software Technologies, Ltd. * (a)             177,200          23,667,275
                                                                       --------------

INTERNET SOFTWARE - 2.56%
Ariba, Inc. *                                             149,400           8,011,575
Juniper Networks, Inc. *                                   74,500           9,391,656
Openwave Systems, Inc. *                                   47,300           2,267,444
VeriSign, Inc. *                                           50,300           3,731,631
                                                                       --------------
                                                                           23,402,306
PETROLEUM SERVICES - 4.62%
BJ Services Company *                                      50,500           3,478,187
ENSCO International, Inc.                                 169,000           5,756,562
Nabors Industries, Inc. *                                 210,100          12,427,415
R & B Falcon Corp. *                                      126,600           2,903,888
Rowan Companies, Inc. *                                   181,700           4,905,900
Smith International, Inc. *                               106,800           7,963,275
Weatherford International, Inc. *                         102,000           4,819,500
                                                                       --------------
                                                                           42,254,727
RETAIL GROCERY - 0.85%
Safeway, Inc. *                                           124,600           7,787,500
                                                                       --------------

RETAIL TRADE - 6.54%
Bed Bath & Beyond, Inc. *                                 496,500          11,109,187
CDW Computer Centers, Inc. *                               85,800           2,391,675
Family Dollar Stores, Inc.                                119,400           2,559,638
Intimate Brands, Inc., Class A                            141,900           2,128,500
Kohls Corp. *                                             196,700          11,998,700
Lowe's Companies, Inc.                                    120,000           5,340,000
Mens Wearhouse, Inc. *                                    125,600           3,422,600
Radioshack Corp.                                          149,900           6,417,594
Talbots, Inc.                                             125,100           5,707,687
Tiffany & Company                                          63,100           1,995,538
TJX Companies, Inc.                                       242,800           6,737,700
                                                                       --------------
                                                                           59,808,819
SEMICONDUCTORS - 1.38%
Altera Corp. *                                            224,800           5,915,050
KLA-Tencor Corp. *                                        113,400           3,820,162
PMC-Sierra, Inc. *                                         36,700           2,885,538
                                                                       --------------
                                                                           12,620,750
SOFTWARE - 7.31%
BEA Systems, Inc. *                                       124,400           8,373,675
Business Objects SA, ADR *                                 14,100             798,413
DST Systems, Inc. *                                        29,400           1,969,800
I2 Technologies, Inc. *                                   135,800           7,384,125
Intuit, Inc. *                                            199,400           7,863,837
Microsoft Corp. *                                         272,900          11,837,037
Siebel Systems, Inc. *                                    101,900           6,890,988
VERITAS Software Corp. *                                  247,400          21,647,500
                                                                       --------------
                                                                           66,765,375
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 6.72%
ADC Telecommunications, Inc. *                            478,600           8,674,625
Comverse Technology, Inc. *                               197,400          21,442,575
Corning, Inc.                                             346,600          18,304,812
General Motors Corp., Class H *                           437,200          10,055,600
JDS Uniphase Corp. *                                       71,300           2,972,319
                                                                       --------------
                                                                           61,449,931
TELEPHONE - 0.60%
Alcatel Alsthom, ADR (a)                                   97,300           5,442,719
                                                                       --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.59%
NIKE, Inc., Class B                                        97,000           5,413,813
                                                                       --------------

TRANSPORTATION - 1.21%
Harley Davidson, Inc.                                     278,200          11,058,450
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $773,191,814)                                                   $  801,712,249
                                                                       --------------

                                                       PRINCIPAL
                                                        AMOUNT               VALUE
                                                        ------               -----
CONVERTIBLE BONDS - 0.46%
ELECTRONICS - 0.46%
Celestica, Inc.,
   zero coupon due 08/01/2020 (a)                     $ 9,832,000        $  4,217,141
                                                                         ------------

TOTAL CONVERTIBLE BONDS
(Cost: $4,850,587)                                                       $  4,217,141
                                                                         ------------

SHORT TERM INVESTMENTS - 11.81%
Federal Home Loan Bank Discount Note,
   5.62% due 01/02/2001                               $83,500,000        $ 83,486,965
Navigator Securities Lending Trust, 6.47%              24,420,074          24,420,074
                                                                         ------------
                                                                         $107,907,039
TOTAL INVESTMENTS (ALL CAP GROWTH
TRUST) (Cost: $885,949,440)                                              $913,836,429
                                                                         ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

OVERSEAS TRUST

                                                   SHARES              VALUE
                                                   ------              -----
COMMON STOCKS - 81.44%
AUSTRALIA - 0.89%
Broken Hill Proprietary Company (a)                131,332         $  1,385,049
Cable & Wireless Optus, Ltd. *                     830,500            1,718,821
News Corp., Ltd.                                   147,230            1,146,760
WMC, Ltd.                                          128,100              545,702
                                                                   ------------
                                                                      4,796,332
BERMUDA - 0.19%
Johnson Electronic Holdings                        672,000            1,038,194
                                                                   ------------

BRAZIL - 0.20%
Telesp Celular Participacoes, ADR                   40,900            1,104,300
                                                                   ------------

CANADA - 2.85%
Alcan Aluminum, Ltd.-USD                            13,200              451,275
Alcan Aluminum, Ltd.-CAD                            39,300            1,345,101
Canadian Natural Resources, Ltd.-USD *               4,300              118,250
Canadian Natural Resources, Ltd.-CAD *             104,900            2,901,653
Nortel Networks Corp.-USD                           94,100            3,017,081
Nortel Networks Corp.                               40,046            1,287,889
Rio Alto Exploration, Ltd. *                       115,600            2,511,871
Talisman Energy, Inc. *                            102,200            3,790,862
                                                                   ------------
                                                                     15,423,982
DENMARK - 0.22%
Tele Danmark AS                                     29,700            1,211,520
                                                                   ------------

FINLAND - 7.01%
Nokia AB Oyj                                       593,900           26,489,418
Sampo Corp. *                                       32,600            1,760,155
Sonera Group PLC                                    64,900            1,176,163
UPM-Kymmene Oyj                                    247,700            8,501,173
                                                                   ------------
                                                                     37,926,909
FRANCE - 8.79%
Aventis SA                                          21,401            1,878,933
AXA-UAP (a)                                         33,000            4,771,997
Banque Nationale de Paris (a)                       31,876            2,798,601
Castorama Dubois                                    18,490            4,791,941
Sanofi Synthelabo                                   52,700            3,513,455
Suez Lyonn Eaux                                      9,650            1,762,432
Television Francaise (a)                            23,050            1,244,527
TOTAL Fina SA, B Shares (a)                        120,897           17,981,925
Vivendi Environnement *                             97,800            4,270,289
Vivendi Universal SA (a)                            68,254            4,492,743
                                                                   ------------
                                                                     47,506,843
GERMANY - 2.89%
Allianz AG Holding                                  10,150            3,798,996
BASF AG                                            100,150            4,529,946
Bayerische Hypo-Und Vereinsbank AG                  21,200            1,200,380
Deutsche Lufthansa AG                               77,200            1,989,872
K & S AG                                            50,500              853,551
Siemens AG (a)                                      24,700            3,228,506
                                                                   ------------
                                                                     15,601,251
HONG KONG - 2.15%
China Mobile (Hong Kong), Ltd. * (a)             1,511,500            8,255,433
Hutchison Whampoa, Ltd.                            268,200            3,344,032
                                                                   ------------
                                                                     11,599,465
IRELAND - 0.49%
Bank of Ireland-GBP                                216,624            2,172,417
Bank of Ireland-IEP                                 47,400              469,566
                                                                   ------------
                                                                      2,641,983
ITALY - 1.62%
Banca Intesa SPA (a)                               400,630            1,926,100
Olivetti SPA (a)                                   346,400              827,811
San Paolo IMI SPA (a)                               94,900            1,534,493
Telecom Italia SPA (a)                             405,800         $  4,488,723
                                                                   ------------
                                                                      8,777,127
JAPAN - 21.32%
Advantest Corp.                                      6,700              627,099
Asahi Chemical Industries                           95,000              546,798
Canon, Inc.                                        124,000            4,338,698
Credit Saison Company, Ltd. (a)                     74,500            1,593,356
Daiwa Securities Group, Inc.                       623,000            6,501,391
DDI Corp.                                              206              992,880
Fujitsu, Ltd.                                      161,000            2,371,624
Furukawa Electric Company, Ltd                     216,000            3,769,419
Hitachi Chemical                                    26,500              621,239
Hitachi Zosen Corp. *                               91,000               69,253
Ito-Yokado Company, Ltd.                            76,000            3,789,363
Jafco Company, Ltd.                                 12,400            1,138,908
Kyocera Corp.                                       29,800            3,250,577
Matsushita Electric Industrial
  Company, Ltd.                                    105,000            2,507,435
Mitsubishi Electric Corp.                          225,000            1,383,616
Mitsubishi Estate Company, Ltd. (a)                124,000            1,323,303
Mitsui Fudosan Company                              52,000              516,270
NEC Corp.                                          267,000            4,881,298
Net One Systems Company (a)                             24              598,321
NGK Insulators, Ltd.                                74,000              979,374
Nikko Securities                                 1,424,000           11,023,793
Nikon Corp.                                         69,000              737,561
Nintendo Company                                    11,300            1,778,228
Nippon Telegraph & Telephone Corp                    1,284            9,243,632
Nomura Securities Company, Ltd.                    571,000           10,264,215
NTT DoCoMo, Inc.                                       231            3,980,668
Oki Electric Industry Company * (a)                127,000              566,568
Omron Corp.                                         79,000            1,641,226
Orix Corp.                                          22,200            2,225,437
Rohm Company                                         4,500              854,181
SOFTBANK CORP                                       43,100            1,496,737
Sony Corp.                                         170,300           11,768,457
Sumitomo Electric Industries, Ltd.                  32,000              524,563
Takeda Chemical Industries, Ltd.                    96,000            5,676,697
Tokyo Broadcasting Company                           4,000              118,265
Tokyo Electron, Ltd.                                13,000              714,136
Toshiba Corp.                                      472,000            3,154,374
Toyota Motor Corp.                                 213,700            6,822,997
Yamanouchi Pharmaceutical Company, Ltd.             21,000              907,453
                                                                   ------------
                                                                    115,299,410
SOUTH KOREA - 2.11%
Hyundai Electric Industry *                        484,740            1,542,354
Kookmin Bank                                        73,040              860,313
Samsung Electronics Company                         72,300            9,030,356
                                                                   ------------
                                                                     11,433,023
MEXICO - 0.44%
Telefonos De Mexico SA, ADR                         36,600            1,651,575
TV Azteca, SA, ADR                                  72,900              724,444
                                                                   ------------
                                                                      2,376,019
NETHERLANDS - 5.87%
ABN AMRO Holdings                                   75,300            1,712,516
Ahold Kon NV                                       170,657            5,506,083
Akzo Nobel NV, ADS                                  28,300            1,520,015
Heineken NV                                         16,800            1,016,711
International Nederlanded Groep NV                  86,814            6,935,579
Nutreco Holding NV                                  24,400            1,296,796
Philips Electronics NV                             104,565            3,831,238
Royal Dutch Petroleum Company                       35,900            2,199,921
Unilever NV-CVA                                     45,800            2,898,617
United Pan-Europe Communications NV *               69,000              704,926
Vendex KBB NV                                      141,300            1,852,222


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
NETHERLANDS - CONTINUED
VNU NV                                              20,400         $  1,002,795
Wolters Kluwer                                      46,464            1,267,006
                                                                   ------------
                                                                     31,744,425
NORWAY - 0.41%
Den Norske Bank ASA                                409,800            2,212,529
                                                                   ------------

SINGAPORE - 0.39%
Chartered Semiconductor
  Manufacturing, ADR *                              18,100              477,388
Overseas Union Bank                                163,584              765,029
United Overseas Bank                               111,675              838,207
                                                                   ------------
                                                                      2,080,624
SPAIN - 2.31%
Banco Santander Central, Hispano, SA               480,848            5,147,284
Telefonica SA *                                    444,900            7,352,594
                                                                   ------------
                                                                     12,499,878
SWEDEN - 1.37%
L.M. Ericsson Telefonaktiebolaget,
  Series B                                         650,600            7,409,630
                                                                   ------------

SWITZERLAND - 5.76%
Credit Suisse Group                                 33,455            6,357,049
Julius Baer Holdings                                   185            1,012,370
Nestle SA                                            3,533            8,239,089
Novartis AG                                          2,200            3,888,580
Syngenta AG-CHF * (a)                                  606               32,526
The Swatch Group AG                                 10,250            2,674,903
UBS AG (a)                                          20,200            3,296,255
Zurich Finance Services Group                        9,392            5,661,043
                                                                   ------------
                                                                     31,161,815
UNITED KINGDOM - 10.51%
Amvescap                                            58,600            1,203,962
AstraZeneca Group PLC                               28,000            1,413,059
Barclays PLC                                        53,800            1,666,865
BBA Group PLC                                       71,700              396,688
Billiton PLC                                       341,000            1,315,535
Carlton Communciations PLC                         212,000            1,936,892
Diageo PLC                                         127,000            1,424,274
GlaxoSmithKline PLC *                              250,237            7,071,992
Granada Compass PLC *                              100,676            1,096,690
HSBC Holdings-GBP                                  191,252            2,816,895
Lloyds TSB Group PLC                               552,600            5,850,225
Misys PLC                                          153,200            1,511,928
Reed International PLC                             100,300            1,049,850
Reuters Group PLC                                  287,500            4,870,754
Rio Tinto, Ltd.                                     94,600            1,666,345
Royal Bank Scotland Group                          145,800            3,448,994
SMG PLC                                            140,000              572,550
Vodafone Group PLC                               4,467,078           16,398,474
WPP Group PLC                                       84,700            1,104,405
                                                                   ------------
                                                                     56,816,377
UNITED STATES - 3.65%
Alcoa, Inc.                                         16,900              566,150
Apropos Technology, Inc. *                             100                  713
Bristol-Myers Squibb Company                        67,400            4,983,387
European Warrants Fund, Inc. *                      55,900              538,038
Micron Technology, Inc. *                           74,800            2,655,400
Overseas Shipholding Group, Inc.                    49,700            1,139,994
Pfizer, Inc.                                        30,000            1,380,000
Phelps Dodge Corp.                                   9,600              535,800
Schering-Plough Corp.                               33,650            1,909,636
Teekay Shipping Corp.-DEM                            8,400              319,200
Teekay Shipping Corp.                               83,500            3,173,000
Voicestream Wireless Corp. *                        25,300         $  2,545,812
                                                                   ------------
                                                                     19,747,130

TOTAL COMMON STOCKS
(Cost: $477,635,160)                                               $440,408,766

PREFERRED STOCK - 0.88%
Australia - 0.52%
News Corp., Ltd., ADR                               96,600            2,807,438
                                                                   ------------

GERMANY - 0.36%
Munchener
  Ruckversicherungs-Gesellschaft AG                  5,400            1,932,202
                                                                   ------------

TOTAL PREFERRED STOCK
(Cost: $4,912,816)                                                 $  4,739,640
                                                                   ------------

                                             PRINCIPAL
                                               AMOUNT               VALUE
                                               ------               -----
SHORT TERM INVESTMENTS - 4.34%
Navigator Securities Lending
  Trust, 6.47%                             $ 23,074,336         $ 23,074,336
United States Treasury Bills
  5.24% due 03/01/2001 ****                     400,000              396,309
                                                                ------------
                                                                $ 23,470,645

REPURCHASE AGREEMENTS - 13.34%
Repurchase Agreement with
  State Street Bank & Trust
  Company dated 12/29/2000 at
  6.00%, to be repurchased at
  $72,152,023 on 01/02/2001,
  collateralized by
  $46,195,000 U.S. Treasury
  Notes, 7.875% due
  11/15/2004 (valued at
  $51,004,038, including
  interest) and $21,870,000 U.S.
  Treasury Notes, 103.28% due
  02/28/2002 (valued at
  $22,587,270, including
  interest)                                $ 72,140,000         $ 72,140,000
                                                                ------------
TOTAL INVESTMENTS (Overseas Trust)
(Cost: $578,158,660)                                            $540,759,051
                                                                ============

The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Banking                                     8.66%
Financial Services                          7.75%
Telecommunications Equipment & Services     7.27%
Telephone                                   6.88%
Computers & Business Equipment              6.31%

INTERNATIONAL STOCK TRUST

                                                     SHARES             VALUE
                                                     ------             -----
COMMON STOCKS - 82.45%
Australia - 0.70%
Brambles Industries, Ltd.                            30,000         $  701,001
Publishing & Broadcasting, Ltd                      118,000            856,526
Telstra Corp.                                       222,060            793,517
                                                                    ----------
                                                                     2,351,044
Belgium - 0.70%
Dexia Credit Company B                                5,148            931,023
Fortis B                                             40,738          1,323,553


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                                ------             -----
BELGIUM - CONTINUED
UCB SA                                           2,620         $    97,128
                                                               -----------
                                                                 2,351,704
BRAZIL - 1.89%
Grupo Televisa SA, ADR *                        54,500           2,449,094
Petrol Brasileiros                              75,790           1,779,316
Petroleo Brasileiro SA *                        21,600             545,400
Telecomunicacoes Brasileiras, ADR, Pfd.         17,278           1,259,134
Unibanco Uniao De Barncos Bras, GDR             11,674             343,653
                                                               -----------
                                                                 6,376,597
CANADA - 1.04%
Alcan Aluminum, Ltd.-CAD                        23,190             793,712
Celestica, Inc. (a)                             32,712           1,774,626
Nortel Networks Corp.                            5,800             185,963
Nortel Networks Corp.-CAD                       10,510             338,004
Royal Bank Canada                               12,320             417,564
                                                               -----------
                                                                 3,509,869
DENMARK - 0.04%
Tele Danmark AS                                  3,550             144,811
                                                               -----------

FINLAND - 2.04%
Nokia AB Oyj                                   154,650           6,897,775
                                                               -----------

FRANCE - 11.51%
Alcatel SA                                      46,125           2,620,338
Altran Technologie                               2,240             506,910
Aventis SA                                      48,172           4,229,332
Aventis SA                                       6,245             544,770
AXA-UAP (a)                                     28,301           4,092,493
Banque Nationale de Paris                       37,950           3,331,876
Bouygues SA                                     10,160             460,316
Canal Plus *                                     1,340               4,807
Cap Gemini SA                                    4,960             800,148
Compagnie de Staint-Gobain                       8,385           1,317,239
Groupe Danone                                    2,410             363,436
Hermes International                             3,500             495,933
L'Oreal SA                                       5,190             444,942
Lafarge SA                                       1,337             112,111
Legrand SA                                       6,510           1,314,271
LVMH                                             4,265             282,341
Sanofi Synthelabo                               37,858           2,523,954
Schneider Electric SA                            6,542             477,306
Societe Generale (a)                             8,856             550,505
Sodexho Alliance SA (a)                          2,191             405,915
STMicroelectronics NV                           23,900           1,043,557
Television Francaise (a)                        38,990           2,105,167
TOTAL Fina SA, B Shares                         42,903           6,381,288
Vivendi Universal SA (a)                        68,466           4,506,698
                                                               -----------
                                                                38,915,653
GERMANY - 3.53%
Allianz AG Holding                               5,680           2,125,940
Bayer AG                                        11,891             623,825
Bayerische Hypo-Und Vereinsbank AG              32,063           1,815,461
Deutsche Bank AG                                35,606           2,992,680
Deutsche Telekom AG (a)                          6,495             195,771
Gehe AG (a)                                     17,690             668,091
Rhoen-Klinikum AG                                3,910             219,555
SAP AG                                          12,040           1,399,628
Siemens AG (a)                                   3,240             423,496
E ON AG                                         24,090           1,465,809
                                                               -----------
                                                                11,930,256

HONG KONG - 1.83%
Cheung Kong Holdings, Ltd.                     123,000         $ 1,573,041
China Mobile (Hong Kong), Ltd. * (a)           278,000           1,518,366
Dao Heng Bank Group, Ltd. (a)                   48,000             273,857
Henderson Land Development (a)                  46,000             234,137
Hutchison Whampoa, Ltd.                        175,200           2,184,469
Pacific Century * (a)                          613,748             393,443
                                                               -----------
                                                                 6,177,313
INDIA - 0.24%
Icici, Ltd., ADR                                35,549             373,265
Reliance Industries, Ltd., GDR *                28,000             453,600
                                                               -----------
                                                                   826,865
ITALY - 5.48%
Alleanza Assicuraz (a)                         106,000           1,689,092
Assicurazioni Generali                          20,200             802,338
Banca Intesa SPA (a)                           935,933           4,499,665
Bipop-Carire SPA (a)                           121,000             789,652
ENI SPA (a)                                    308,873           1,972,215
Mediaset SPA (a)                                21,000             250,628
Mediolanum SPA (a)                             103,370           1,317,164
Olivetti SPA (a)                               409,542             978,705
San Paolo IMI SPA (a)                           10,015             161,938
Tecnost SPA * (a)                              180,400             478,542
Telecom Italia Mobile SPA (a)                  248,162           1,980,705
Telecom Italia SPA (a)                          70,202             776,534
Telefonica SA * (a)                             11,026             551,300
Uncredito Italiano SPA (a)                     435,538           2,277,963
                                                               -----------
                                                                18,526,441
JAPAN - 14.01%
Canon, Inc.                                    104,000           3,638,908
DDI Corp.                                           50             240,990
East Japan Railway                                  71             416,113
Fanuc, Ltd.                                     14,900           1,012,710
Fuji Television Network, Inc.                       93             647,551
Fujitsu, Ltd.                                   49,000             721,798
Furukawa Electric Company, Ltd.                 23,000             401,373
Hitachi, Ltd.                                   41,000             365,098
Ito-Yokado Company, Ltd.                         9,000             448,740
Kao Corp.                                       19,000             551,784
Kokuyo Company                                  19,000             282,208
Kyocera Corp.                                   22,100           2,410,663
Makita Corp.                                    25,000             174,948
Marui Company, Ltd.                             81,000           1,222,227
Matsushita Communication
  Industrial Company, Ltd.                       6,700             841,016
Matsushita Electric
  Industrial Company, Ltd.                      90,000           2,149,230
Mitsui Fudosan Company                         202,000           2,005,511
Mizuho Holdings                                    383           2,371,973
Murata Manufacturing Company, Ltd.              24,800           2,906,928
NEC Corp. (a)                                  110,000           2,011,022
Nippon Telegraph & Telephone Corp.                 366           2,634,867
Nomura Securities Company, Ltd.                127,000           2,282,934
NTT DoCoMo, Inc.                                    64           1,102,869
Sankyo Company                                  42,000           1,006,648
Seven Eleven Japan Company, Ltd.                22,000           1,250,875
Shin-Etsu Chemical Company, Ltd.                24,000             923,723
Shiseido Company                                42,000             468,422
SOFTBANK CORP                                    1,800              62,509
Sony Corp.                                      63,500           4,388,121
Sumitomo Bank, Ltd.                            192,000           1,970,049
Sumitomo Corp.                                  89,000             639,941
TDK Corp.                                        8,600             836,529
Tokyo Electron, Ltd.                            16,500             906,403


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                                ------             -----
JAPAN - CONTINUED
Toshiba Corp.                                   290,000         $ 1,938,069
Yamanouchi Pharmaceutical
  Company, Ltd.                                  49,000           2,117,390
                                                                -----------
                                                                 47,350,140
SOUTH KOREA - 0.60%
Korea Telecom Corp., ADR                         26,400             818,400
Pohang Iron & Steel, Ltd., ADR                   17,350             270,010
Samsung Electronics Company                       7,446             930,014
                                                                -----------
                                                                  2,018,424
LUXEMBOURG - 0.05%
Societe Europeenne des Satellites                 1,217             182,842
                                                                -----------

MEXICO - 0.73%
Fomento Econ Mexico                             239,000             713,396
Grupo Iusacell SA De CV, ADR *                   25,000             243,750
Telefonos De Mexico SA, ADR                      33,140           1,495,442
                                                                -----------
                                                                  2,452,588
NETHERLANDS - 6.02%
ABN AMRO Holdings                                14,140             321,580
Akzo Nobel NV, ADS                                3,420             183,691
ASM Lithography Holding NV *                     58,120           1,320,161
Elsevier NV                                      32,720             481,139
Equant NV *                                       4,444             116,216
Fortis Amev NV                                   49,230           1,599,453
International Nederlanded Groep NV               66,759           5,333,383
KPN NV                                            6,863              79,008
Philips Electronics NV                           96,329           3,529,472
Royal Dutch Petroleum Company                    40,968           2,510,483
United Pan-Europe Communications NV*              5,528              56,476
VNU N.V.                                         76,050           3,738,362
Wolters Kluwer                                   39,222           1,069,527
                                                                -----------
                                                                 20,338,951
NORWAY - 0.22%
Orkla SA                                         36,830             728,408
                                                                -----------

PORTUGAL - 0.24%
Jeronimo Martins                                 15,820             163,405
Portugal Telecom                                 71,890             657,496
                                                                -----------
                                                                    820,901
SINGAPORE - 0.78%
DBS Group Holdings, Ltd.                         25,000             282,910
Flextronics International, Ltd. *                18,500             527,250
Singapore Telecommunications, Ltd.              190,000             295,092
United Overseas Bank                            202,824           1,522,351
                                                                -----------
                                                                  2,627,603
SPAIN - 2.20%
Banco Bilbao Vizcaya SA (a)                     156,545           2,329,882
Banco Santander Central, Hispano, SA            148,906           1,593,979
Endesa SA (a)                                    84,284           1,436,439
Repsol-YPF, SA (a)                               51,109             816,813
Telefonica SA *                                  77,075           1,273,772
                                                                -----------
                                                                  7,450,885
SWEDEN - 3.14%
Atlas Copco AB-B Shares                           6,220             130,146
Electrolux AB                                    29,530             383,242
Hennes & Mauritz AB                              55,580             859,697
L.M. Ericsson
  Telefonaktiebolaget, Series B                 341,220           3,886,127
Nordea AB                                       317,656           2,406,230
Sandvik AB                                        7,230             173,876
Securitas AB (a)                                149,238           2,766,887
                                                               ------------
                                                                 10,606,205
SWITZERLAND - 3.84%
ABB AG                                           14,302           1,524,259
Adecco SA                                         2,010           1,264,853
Credit Suisse Group                               6,666           1,266,659
Nestle SA                                         1,858           4,332,926
Roche Holdings AG-Genusscheine                      139           1,415,812
UBS AG (a)                                       19,556           3,191,167
                                                               ------------
                                                                 12,995,676
TAIWAN - 0.33%
Taiwan Semiconductor                            467,000           1,120,969
                                                               ------------

UNITED KINGDOM - 21.29%
Abbey National                                   26,000             473,920
AstraZeneca Group PLC                            62,576           3,157,984
Autonomy Corp. *                                  4,000             115,318
BG Group PLC                                     41,456             162,412
BP Amoco PLC                                    165,000           1,332,313
British Telecommunications PLC                   98,000             838,206
Cable & Wireless ADS                            274,800           3,710,504
Cadbury Schweppes                               143,000             990,023
Celltech Group PLC *                             41,000             725,266
Centrica PLC                                     75,600             293,068
David S. Smith Holdings                          41,000             103,609
Diageo PLC                                      209,540           2,349,939
Dimension Data Holdings PLC *                    28,000             189,245
Electrocomponents PLC                            34,000             336,562
GKN PLC                                           8,000              84,574
GlaxoSmithKline PLC *                           361,995          10,230,404
Granada Compass PLC *                           436,590           4,755,889
Granada Media *                                  21,552             136,964
Hays PLC                                        169,600             978,907
Hilton Group PLC                                 44,000             137,508
HSBC Holdings-HKD (a)                            69,800           1,038,091
Kingfisher PLC                                  131,000             975,014
Lattice Group PLC *                              41,456              93,604
Marconi PLC                                     151,800           1,632,034
Reckitt & Colman                                 25,000             344,667
Reed International PLC                          505,300           5,289,027
Rio Tinto, Ltd.                                 121,150           2,134,013
Royal Bank Scotland Group                       358,920           8,490,486
Smartforce PLC *                                 10,525             395,345
Standard Chartered PLC                          111,000           1,600,861
Tesco PLC                                       295,200           1,203,953
The Shell Transport and
  Trading Company PLC                           665,500           5,463,222
Tomkins PLC                                     320,096             703,600
Unilever PLC                                    143,071           1,225,842
United News &  Media PLC                         50,300             637,811
Vodafone Group PLC                            1,849,217           6,788,407
WPP Group PLC                                   218,000           2,842,506
                                                               ------------
                                                                 71,961,098

TOTAL COMMON STOCKS
(Cost: $280,554,904)                                           $278,663,018
                                                               ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                                ------             -----

PREFERRED STOCK - 0.44%
Australia - 0.44%
News Corp., Ltd.                               209,626         $1,492,805
                                                               ----------

TOTAL PREFERRED STOCK
(Cost: $2,247,420)                                             $1,492,805
                                                               ==========

                                           PRINCIPAL
                                             AMOUNT               VALUE
                                             ------               -----
SHORT TERM INVESTMENTS - 11.12%
Navigator Securities Lending
  Trust, 6.47%                            $ 37,584,093         $ 37,584,093
                                                               ------------

REPURCHASE AGREEMENTS - 5.99%
Repurchase Agreement with
  State Street Bank & Trust
  Company dated 12/29/2000 at
  5.50%, to be repurchased at
  $20,241,092 on 01/02/2001,
  collateralized by
  $19,930,000 U.S. Treasury
  Notes, 6.125% due
  12/31/2001 (valued at
  $20,645,826, including
  interest)                               $ 20,238,000         $ 20,238,000
                                                               ------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK
TRUST)  (Cost: $340,624,417)                                   $337,977,916
                                                               ============

The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Banking                                     12.97%
Drugs and Healthcare                        11.12%
Telecommunications Equipment & Services      6.83%
Telephone                                    5.94%
Electronics                                  5.66%

INTERNATIONAL VALUE TRUST

                                                SHARES             VALUE
                                                ------             -----
COMMON STOCKS - 93.39%
Argentina - 0.55%
Irsa Inversiones *                             285,805         $   478,059
Nortel Inversora SA, ADR, Series B              52,500             420,000
                                                               -----------
                                                                   898,059
AUSTRALIA - 2.29%
Australia & New Zealand Bank Group             325,900           2,607,302
Broken Hill Proprietary Company                103,000           1,086,255
OneSteel, Ltd. *                                25,750              13,610
                                                               -----------
                                                                 3,707,167
AUSTRIA - 0.69%
Bank Austria AG                                 20,245           1,113,989
                                                               -----------

BERMUDA - 2.86%
ACE, Ltd.                                       37,708           1,600,233
Mutual Risk Mangement, Ltd.                     35,000             531,563
XL Capital, Ltd., Shares A                      28,600           2,498,925
                                                               -----------
                                                                 4,630,721
BRAZIL - 1.43%
Companhia Vale Do Rio Doce, ADR                 21,300             518,629
Embratel Participacoes SA, ADR                 114,800           1,800,925
                                                               -----------
                                                                 2,319,554
CANADA - 3.49%
Barrick Gold Corp. - CAD                        35,900             588,881
Husky Energy, Inc. *                           178,900           1,776,718
Kinross Gold Corp.                             641,100             346,125
Transcanada Pipelines, Ltd.                    257,000           2,946,344
                                                               -----------
                                                                 5,658,068
CHILE - 0.73%
Compania De Telecom De Chile *                  90,220           1,189,776
                                                               -----------

CHINA - 0.71%
Beijing Datang Power
  Generation Company, Ltd.                   4,406,000           1,143,909
                                                               -----------

DENMARK - 0.82%
Danske Traelast                                 15,500           1,326,996
                                                               -----------

FINLAND - 4.56%
Stora Enso Oyj                                 330,000           3,904,361
UPM-Kymmene Oyj                                 37,800           1,297,313
Metso OYJ                                      195,000           2,178,949
                                                               -----------
                                                                 7,380,623
FRANCE - 9.69%
Alstom                                          62,930           1,625,009
Aventis SA                                      30,300           2,660,233
Aventis SA-DEM                                   8,927             778,730
AXA-UAP                                         14,591           2,109,946
Banque Nationale de Paris                       18,000           1,580,337
Michelin (CGDE)-B                               48,000           1,737,525
Pechiney SA                                     58,700           2,683,758
TOTAL Fina SA, B Shares                         16,964           2,523,184
                                                               -----------
                                                                15,698,722
GERMANY - 6.20%
Adidas-Salomon AG                               26,500           1,642,311
BASF AG                                         59,840           2,706,660
Deutsche Bank AG                                20,600           1,731,427
Deutsche Post AG *                              35,600             765,845
VEBA AG                                         52,500           3,194,477
                                                               -----------
                                                                10,040,720
HONG KONG - 4.70%
Cheung Kong Holdings, Ltd.                     218,000           2,787,992
CLP Holdings, Ltd.                             315,500           1,573,516
Guangdong Kelon Electrical
  Holdings Company, Ltd.                       450,000              75,003
Smartone Telecommunications
  Holdings, Ltd.                               495,000             713,970
Swire Pacific                                1,950,000           1,700,065
Techtronic Industries                        3,500,000             758,362
                                                               -----------
                                                                 7,608,908
ITALY - 2.59%
Banca Naz Del Lavoro *                         703,600           2,160,424
Seat Pagine Gialle SPA                          12,443              27,750
Telecom Italia SPA-RNC                         222,200           1,335,333
Telefonica SA *                                 13,405             670,250
                                                               -----------
                                                                 4,193,757
JAPAN - 8.61%
Fujitsu, Ltd.                                  131,000           1,929,706
Hitachi, Ltd.                                  187,000           1,665,203
Kurita Water Industries                         84,000           1,098,496


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                                ------             -----

JAPAN - CONTINUED
NEC Corp.                                       145,000         $  2,650,892
Nippon Telegraph & Telephone
  Corp., ADR                                     77,900            2,780,056
Nomura Securities Company, Ltd.                 105,000            1,887,465
Ono Pharmaceutical                               36,000            1,407,628
Sony Corp.                                        7,600              525,192
                                                                ------------
                                                                  13,944,638
SOUTH KOREA - 1.83%
Hyundai Electric Industry *                     109,500              348,409
Korea Electric Power Corp., ADR                  58,900              603,725
Korea Telecom Corp., ADR                         33,200            1,029,200
Samsung Company                                 242,500              987,253
                                                                ------------
                                                                   2,968,587
MEXICO - 0.84%
Telefonos De Mexico SA, ADR                      30,200            1,362,775
                                                                ------------

NETHERLANDS - 9.53%
Akzo Nobel NV, ADS                               69,800            3,749,013
Arcadis NV                                      110,000              883,129
International Nederlanded Groep NV               41,700            3,331,417
Philips Electronics NV                           30,108            1,103,150
Unilever NV                                      37,000            2,341,678
Wolters Kluwer                                  148,000            4,035,746
                                                                ------------
                                                                  15,444,133
NEW ZEALAND - 1.20%
Telecom Corp. of New Zealand, Ltd               915,600            1,948,786
                                                                ------------

PHILIPPINES - 0.98%
Philippine Long Distance
  Telephone Company, ADR                         89,200            1,588,875
                                                                ------------

SINGAPORE - 0.39%
Asia Pulp & Paper, Ltd., ADR *                   74,500               37,250
Pacific Century *                             1,170,000              597,835
                                                                ------------
                                                                     635,085
SOUTH AFRICA - 1.12%
Anglogold, Ltd., ADR                            121,700            1,817,894
                                                                ------------

SPAIN - 2.47%
Iberdrola SA                                    134,700            1,688,552
Repsol-YPF, SA                                  144,200            2,304,572
                                                                ------------
                                                                   3,993,124
SWEDEN - 4.26%
Autoliv, Inc.                                    64,500            1,027,969
ForeningsSparbanken AB, Series A                 71,150            1,089,223
Nordic Baltic Holding-DKK *                     248,998            1,943,644
Nordic Baltic Holding-EUR                        80,820              637,475
Svedala Industries *                             41,400              706,155
Volvo AB-B Shares                                90,100            1,493,871
                                                                ------------
                                                                   6,898,337
SWITZERLAND - 3.85%
ABB AG-CHF                                        8,000              852,613
ABB AG-SEK                                          813               83,462
Schweizerische
  Ruckversichererungs-Gesellschaft                  770            1,845,549
Zurich Finance Services Group-CHF                 5,727            3,451,958
                                                                ------------
                                                                   6,233,582
UNITED KINGDOM - 16.46%
BAE Systems PLC                                 424,254            2,423,359
British Airways                                 202,700            1,183,595
Chubb *                                         423,900            1,001,495
Hanson PLC                                      169,810            1,165,479
J. Sainsbury PLC                                547,100            3,247,773
Kidde PLC *                                     423,900              456,378
Marks & Spencer PLC                             461,200            1,282,716
Next PLC                                        132,700            1,597,332
Nycomed Amersham PLC                            187,000            1,558,888
P&O Princess Cruis *                            655,170            2,772,483
Peninsular & Oriental Steam
  Navigation Company                            390,400            1,850,536
Powergen                                        169,900            1,605,605
Rolls Royce                                     434,500            1,288,046
Smiths Industries PLC                            78,200              944,814
Stagecoach Holdings PLC                       2,519,400            2,486,391
The Shell Transport and
  Trading Company PLC                           219,800            1,804,383
                                                                ------------
                                                                  26,669,273
UNITED STATES - 0.54%
China.com Corp. *                                37,300              167,850
Creative Technology, Ltd.                        63,600              707,550
                                                                ------------
                                                                     875,400

TOTAL COMMON STOCKS
(Cost: $158,603,727)                                            $151,291,458
                                                                ------------
PREFERRED STOCK - 1.43%
AUSTRALIA - 0.35%
News Corp., Ltd.                                 79,100         $    563,293
                                                                ------------

GERMANY - 1.08%
Volkswagen AG                                    57,350            1,755,563
                                                                ------------

TOTAL PREFERRED STOCK
(Cost: $2,521,497)                                              $  2,318,856
                                                                ============

                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                                  ------           -----
REPURCHASE AGREEMENTS - 5.18%
Repurchase Agreement with
  State Street Bank & Trust
  Company dated 12/29/2000 at
  5.50%, to be repurchased at
  $8,399,283 on 01/02/2001,
  collateralized by
  $8,195,000 U.S. Treasury
  Notes, 6.375% due
  06/30/2002 (valued at
  $8,566,586, including
  interest)                                     $8,398,000      $  8,398,000
                                                                ------------

TOTAL INVESTMENTS   (INTERNATIONAL VALUE
TRUST)  (Cost: $169,523,224)                                    $162,008,314
                                                                ============

The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Insurance                                   8.42%
Banking                                     7.55%
Electric Utilities                          6.06%
Chemicals                                   5.63%
Telephone                                   5.17%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

CAPITAL APPRECIATION TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 94.00%
BROADCASTING - 7.13%
American Telephone & Telegraph Corp.-Liberty
   Media Group, Class A *                                   5,500             $74,594
Time Warner, Inc.                                           1,400              73,136
Univision Communications, Inc., Class A *                   1,600              65,500
Viacom, Inc., Class B *                                     3,400             158,950
                                                                           ----------
                                                                              372,180
BUSINESS SERVICES - 1.43%
Omnicom Group, Inc.                                           900              74,588
                                                                           ----------

CELLULAR COMMUNICATIONS - 7.31%
Nokia Corp., ADR                                            4,900             213,150
Vodafone Group PLC ADR New                                  4,700             168,319
                                                                           ----------
                                                                              381,469
COMPUTERS & BUSINESS EQUIPMENT - 11.24%
Cisco Systems, Inc. *                                       4,200             160,650
Compaq Computer Corp.                                       1,700              25,585
Dell Computer Corp. *                                       3,000              52,312
EMC Corp. *                                                   800              53,200
Hewlett-Packard Company                                     2,400              75,750
International Business Machines Corp.                       1,200             102,000
Sun Microsystems, Inc. *                                    1,300              36,238
Texas Instruments, Inc.                                     1,700              80,537
                                                                           ----------
                                                                              586,272
DRUGS & HEALTH CARE - 17.96%
American Home Products Corp.                                3,000             190,650
Amgen, Inc. *                                               1,600             102,300
Eli Lilly & Company                                         1,300             120,981
Genetech, Inc. *                                              800              65,200
Pfizer, Inc.                                                4,200             193,200
Pharmacia & Upjohn, Inc.                                    2,100             128,100
Schering-Plough Corp.                                       1,900             107,825
Serono SA *                                                 1,200              28,725
                                                                           ----------
                                                                              936,981
ELECTRICAL EQUIPMENT - 2.66%
General Electric Company                                    2,900             139,019
                                                                           ----------

ELECTRIC UTILITIES - 0.61%
Orion Power Holdings Inc. *                                 1,300              32,013
                                                                           ----------

ELECTRONICS - 1.16%
Motorola, Inc.                                              3,000              60,750
                                                                           ----------

FINANCIAL SERVICES - 13.01%
American Express Company                                    2,900             159,319
Citigroup, Inc.                                             3,800             194,037
Goldman Sachs Group, Inc.                                     700              74,856
J. P. Morgan & Company, Inc.                                  500              82,750
Merrill Lynch & Company, Inc.                               1,300              88,644
Morgan Stanley Dean Witter & Company                        1,000              79,250
                                                                           ----------
                                                                              678,856

FOOD & BEVERAGES - 0.47%
PepsiCo, Inc.                                                 500              24,781
                                                                           ----------

INSURANCE - 1.89%
American International Group, Inc.                          1,000              98,563
                                                                           ----------

INTERNATIONAL OIL - 1.32%
Halliburton Company                                         1,900              68,875
                                                                           ----------

INTERNET SOFTWARE - 1.01%
Juniper Networks, Inc. *                                      300              37,819
VeriSign, Inc. *                                              200              14,837
                                                                           ----------
                                                                               52,656
MANUFACTURING - 1.15%
Minnesota Mining & Manufacturing Company                      500              60,250
                                                                           ----------

PETROLEUM SERVICES - 2.76%
Schlumberger, Ltd.                                          1,800             143,887
                                                                           ----------

RETAIL TRADE - 10.35%
Costco Wholesale Corp. *                                    1,100              43,931
Home Depot, Inc.                                            4,200             191,887
Kohls Corp. *                                               2,200             134,200
Target Corp.                                                1,100              35,475
Tiffany & Company                                           1,900              60,088
Wal-Mart Stores, Inc.                                       1,400              74,375
                                                                           ----------
                                                                              539,956
SEMICONDUCTORS - 2.21%
Applied Materials, Inc. *                                     400              15,275
Applied Micro Circuits Corp. *                                400              30,018
ASM Lithography Holding NV *                                1,100              24,819
Intel Corp.                                                 1,500              45,375
                                                                           ----------
                                                                              115,487
SOFTWARE - 2.08%
Microsoft Corp. *                                           2,100              91,087
VERITAS Software Corp. *                                      200              17,500
                                                                           ----------
                                                                              108,587
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 6.75%
Corning, Inc.                                                 900              47,531
General Motors Corp., Class H *                             1,800              41,400
Global Crossing, Ltd. *                                     2,700              38,644
JDS Uniphase Corp. *                                          900              37,519
Metromedia Fiber Network, Inc., Class A *                   1,600              16,200
Nortel Networks Corp.                                       2,000              64,125
Qwest Communications International, Inc. *                  2,600             106,600
                                                                           ----------
                                                                              352,019
TELEPHONE - 1.50%
Nextel Communications, Inc., Class A *                      1,800              44,550
NTL, Inc. *                                                 1,400              33,513
                                                                           ----------
                                                                               78,063

TOTAL COMMON STOCKS
(Cost: $5,377,712)                                                         $4,905,252
                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
REPURCHASE AGREEMENTS - 6.00%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $313,047 on
   01/02/2001, collateralized by
   $310,000 U.S. Treasury Notes,
   5.875% due 11/15/2004 (valued at
   $320,206, including interest)                         $313,000            $313,000
                                                                           ----------

TOTAL INVESTMENTS   (CAPITAL APPRECIATION TRUST)
  (Cost: $5,690,712)                                                       $5,218,252
                                                                           ==========

MID CAP BLEND TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 88.34%
AEROSPACE - 1.15%
GenCorp, Inc.                                             651,500          $6,270,688
General Dynamics Corp.                                    104,400           8,143,200
Textron, Inc.                                              80,200           3,729,300
                                                                           ----------
                                                                           18,143,188
AGRICULTURE - 0.17%
Monsanto Company *                                        100,000           2,706,250
                                                                           ----------

ALUMINUM - 0.08%
Alcoa, Inc.                                                39,000           1,306,500
                                                                           ----------

APPAREL & TEXTILES - 0.46%
Kellwood Company (a)                                      125,900           2,659,638
Timberland Company, Class A *                              69,700           4,661,187
                                                                           ----------
                                                                            7,320,825
AUTO PARTS - 0.28%
Eaton Corp.                                                58,300           4,383,431
                                                                           ----------

AUTO SERVICES - 0.40%
AutoNation, Inc. * (a)                                  1,050,800           6,304,800
                                                                           ----------

BANKING - 2.51%
Bancwest Corp.                                            100,500           2,625,563
Bank One Corp.                                            176,200           6,453,325
Comerica, Inc.                                            100,200           5,949,375
PNC Bank Corp.                                            106,800           7,803,075
Silicon Valley Bancshares *                               360,500          12,459,781
Washington Mutual, Inc.                                    82,200           4,361,737
                                                                           ----------
                                                                           39,652,856
BROADCASTING - 1.74%
Clear Channel Communications *                            124,962           6,052,847
EchoStar Communications Corp., Class A * (a)              348,600           7,930,650
Fox Entertainment Group, Inc., Class A *                  188,400           3,367,650
Infinity Broadcasting Corp., Class A *                    182,100           5,087,419
USA Networks, Inc. *                                      264,400           5,139,275
                                                                           ----------
                                                                           27,577,841
BUILDING MATERIALS & CONSTRUCTION - 1.19%
Harsco Corp.                                              478,900          11,822,844
Masco Corp. *                                             270,000           6,935,625
                                                                           ----------
                                                                           18,758,469
BUSINESS SERVICES - 5.52%
Banta Corp.                                               177,400           4,509,508
Ceridian Corp. *                                          318,400           6,348,100
Deluxe Corp.                                              610,300          15,422,281
Dun & Bradstreet Corp. * (a)                               82,050           2,123,044
Ecolab, Inc.                                               52,400           2,263,025
Fluor Corp. * (a)                                         107,200           3,544,300
H & R Block, Inc.                                         274,100          11,340,887
Iron Mountain, Inc. * (a)                                 188,500           6,998,062
ITT Industries, Inc.                                      110,700           4,289,625
Ogden Corp. *                                             424,800           6,531,300
Omnicom Group, Inc.                                        51,700           4,284,638
R.R. Donnelley & Sons Company                             452,800          12,225,600
Robert Half International, Inc. *                         139,100           3,686,150
Unisys Corp. *                                            253,600           3,708,900
                                                                           ----------
                                                                           87,275,420
CHEMICALS - 2.96%
Crompton Corp.                                            550,403           5,779,231
Dow Chemical Company                                       40,000           1,465,000
Engelhard Corp.                                           236,100           4,810,538
Ferro Corp.                                               520,950          11,981,850
Georgia Gulf Corp.                                         36,900             629,606
Millennium Chemicals, Inc.                                141,800           2,570,125
Omnova Solutions, Inc.                                    436,300           2,617,800
Polyone Corp.                                             952,800           5,597,700
Praxair, Inc.                                             200,800           8,910,500
W. R. Grace & Company *                                   760,600           2,424,413
                                                                           ----------
                                                                           46,786,763
CELLULAR COMMUNICATIONS - 0.40%
Sprint Corp. (PCS Group) * (a)                            312,400           6,384,675
                                                                           ----------

COAL - 0.09%
Massey Energy Corp. (a)                                   107,200           1,366,800
                                                                           ----------

COMPUTERS & BUSINESS EQUIPMENT - 2.38%
Aether Systems, Inc. * (a)                                 55,700           2,179,262
Affiliated Computer Services, Inc., Class A * (a)          28,100           1,705,319
Dell Computer Corp. *                                     892,800          15,568,200
Gateway, Inc. *                                           187,700           3,376,723
Lexmark International Group, Inc., Class A * (a)           65,900           2,920,194
Nurun, Inc. *                                               5,000              24,162
Palm, Inc. *                                              202,300           5,727,619
Pitney Bowes, Inc.                                         66,700           2,209,437
Sanmina Corp. *                                            36,000           2,758,500
Sun Microsystems, Inc. *                                   42,900           1,195,838
                                                                           ----------
                                                                           37,665,254
CONSTRUCTION MATERIALS - 0.97%
Diebold, Inc. (a)                                         105,600           3,524,400
Sherwin-Williams Company                                  370,000           9,735,625
Terex Corp. *                                             127,400           2,062,288
                                                                           ----------
                                                                           15,322,313
CONSTRUCTION & MINING EQUIPMENT - 0.07%
Caterpillar, Inc.                                          23,900           1,130,769
                                                                           ----------

CONTAINERS & GLASS - 0.47%
Bemis, Inc. (a)                                           200,900           6,742,706
Pactiv Corp. *                                             50,000             618,750
                                                                           ----------
                                                                            7,361,456
COSMETICS & TOILETRIES - 0.38%
Gillette Company                                          135,100           4,880,488
International Flavors & Fragrances, Inc.                   54,800           1,113,125
                                                                           ----------
                                                                            5,993,613
CRUDE PETROLEUM & NATURAL GAS - 1.19%
Helmerich & Payne, Inc.                                   236,000          10,354,500
National Oilwell, Inc. * (a)                              115,800           4,480,012

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
CRUDE PETROLEUM & NATURAL GAS - CONTINUED
Occidental Petroleum Corp.                                163,700          $3,969,725
                                                                          -----------
                                                                           18,804,237
DOMESTIC OIL - 2.05%
Amerada Hess Corp.                                        108,100           7,898,056
Conoco, Inc., Class B                                     310,900           8,996,669
Devon Energy Corp.                                         49,300           3,005,821
EOG Resources, Inc.                                       117,800           6,442,187
Spinnaker Exploration Company *                            30,000           1,275,000
USX-Marathon Group                                        173,600           4,817,400
                                                                          -----------
                                                                           32,435,133
DRUGS & HEALTH CARE - 10.57%
Affymetrix, Inc. * (a)                                     54,400           4,049,400
Becton Dickinson & Company                                 86,500           2,995,063
Biovail Corp. * (a)                                       112,300           4,361,732
Biovail Corp.-CAD *                                       148,700           5,788,229
Cardinal Health, Inc.                                      92,400           9,205,350
Celgene Corp. * (a)                                       215,500           7,003,750
Cephalon, Inc. * (a)                                      226,300          14,327,619
DENTSPLY International, Inc.                              104,300           4,080,737
Guidant Corp. *                                           110,500           5,960,094
Health Management Association, Class A *                  276,700           5,741,525
Hillenbrand Industries, Inc.                               96,400           4,964,600
Human Genome Sciences, Inc. *                              39,300           2,723,981
ImClone Systems, Inc. * (a)                                89,500           3,938,000
Immunex Corp. *                                           525,300          21,340,312
IMS Health, Inc.                                          220,800           5,961,600
Medarex, Inc. * (a)                                       327,200          13,333,400
Myriad Genetics, Inc. * (a)                               116,200           9,615,550
OSI Pharmaceuticals, Inc. *                                74,600           5,977,325
Protein Design Laboratories, Inc. *                        57,000           4,951,875
Tenet Healthcare Corp. *                                  390,100          17,335,069
Vertex Pharmaceuticals, Inc. * (a)                        187,900          13,434,850
                                                                          -----------
                                                                          167,090,061
ELECTRICAL EQUIPMENT - 0.83%
AMETEK, Inc.                                              418,170          10,846,284
Power One, Inc. * (a)                                      56,700           2,229,019
                                                                          -----------
                                                                           13,075,303
ELECTRIC UTILITIES - 4.15%
AES Corp. *                                                95,200           5,271,700
Allegheny Energy, Inc.                                     53,200           2,563,575
Ameren Corp. (a)                                          114,000           5,279,625
American Electric Power, Inc.                             108,600           5,049,900
Cinergy Corp.                                             126,000           4,425,750
CMS Energy Corp. (a)                                      170,000           5,386,875
DPL, Inc.                                                 159,500           5,293,406
DTE Energy Company (a)                                    125,800           4,898,338
Duke Energy Company                                        50,000           4,262,500
Exelon Corp.                                               70,000           4,914,700
PPL Corp.                                                 120,000           5,422,500
Public Service Enterprise Group, Inc. (a)                  90,000           4,376,250
Southern Company                                          164,200           5,459,650
Xcel Energy, Inc.                                         106,100           3,083,531
                                                                          -----------
                                                                           65,688,300
ELECTRONICS - 1.29%
C-MAC Industries, Inc. *                                   68,500           3,039,687
Celestica, Inc. (a)                                       159,600           8,658,300
Electronics For Imaging, Inc. * (a)                       132,400           1,845,325
Flextronics International, Ltd. *                         203,700           5,805,450
Jabil Circuit, Inc. *                                      38,400             974,400
                                                                          -----------
                                                                           20,323,162
FINANCIAL SERVICES - 4.59%
Charles Schwab Corp.                                      216,800           6,151,700
Citigroup, Inc.                                            74,146           3,786,080
Concord EFS, Inc. *                                        65,800           2,891,088
Federal Home Loan Mortgage Corp.                          335,300          23,093,787
Federal National Mortgage Association                     220,000          19,085,000
J.D. Edwards & Company (a)                                174,600           3,110,063
Lehman Brothers Holdings, Inc.                             91,400           6,180,925
Moodys Corp.                                              180,600           4,639,162
USA Education, Inc.                                        54,100           3,678,800
                                                                          -----------
                                                                           72,616,605

FOOD & BEVERAGES - 0.58%
Constellation Brands, Inc., Class A *                      32,200           1,891,750
Earthgrains Company (a)                                   113,300           2,096,050
Fleming Companies, Inc.                                   237,500           2,805,469
Quaker Oats Company                                        23,700           2,307,787
                                                                          -----------
                                                                            9,101,056
FOREST PRODUCTS - 0.14%
Georgia-Pacific Corp.                                      72,921           2,269,666
                                                                          -----------

FURNITURE & FIXTURES - 0.36%
Furniture Brands International, Inc. * (a)                 80,000           1,685,000
Leggett & Platt, Inc.                                     210,700           3,990,131
                                                                          -----------
                                                                            5,675,131
GAS & PIPELINE UTILITIES - 0.75%
Global Industries, Ltd. *                                 535,000           7,322,812
Ocean Energy, Inc.                                        210,700           3,660,913
SCANA Corp.                                                28,500             842,531
                                                                          -----------
                                                                           11,826,256
HOTELS & RESTAURANTS - 0.52%
Outback Steakhouse, Inc. * (a)                            146,000           3,777,750
Papa Johns International, Inc. * (a)                       31,400             698,650
Tricon Global Restaurants, Inc. *                         114,500           3,778,500
                                                                          -----------
                                                                            8,254,900
HOUSEHOLD APPLIANCES - 2.49%
American Standard Companies, Inc. *                       573,400          28,275,787
Black & Decker Corp.                                      244,300           9,588,775
Whirlpool Corp.                                            30,400           1,449,700
                                                                          -----------
                                                                           39,314,262
HOUSEHOLD PRODUCTS - 1.38%
Colgate-Palmolive Company                                  35,900           2,317,345
Procter & Gamble Company                                  100,000           7,843,750
Snap-On, Inc.                                             418,500          11,665,687
                                                                          -----------
                                                                           21,826,782
INDUSTRIAL MACHINERY - 2.03%
Albany International Corp., Class A *                     321,073           4,314,418
AptarGroup, Inc.                                           45,300           1,330,688
Crane Company                                             167,500           4,763,281
Ingersoll-Rand Company                                    206,500           8,647,187
Kennametal, Inc.                                          114,800           3,343,550
Parker-Hannifin Corp.                                      61,900           2,731,338
Pentair, Inc.                                             236,800           5,727,600
UNOVA, Inc. *                                             364,000           1,319,500
                                                                          -----------
                                                                           32,177,562
INSURANCE - 2.00%
ACE, Ltd.                                                 190,400           8,080,100
Commerce Group, Inc.                                       87,100           2,367,378
Metlife, Inc. (a)                                         290,000          10,150,000
Protective Life Corp. (a)                                 130,000           4,192,500
UNUMProvident Corp.                                       153,700           4,130,687
Xl Capital, Ltd., Shares A                                 31,500           2,752,313
                                                                          -----------
                                                                           31,672,978
INTERNATIONAL OIL - 0.49%
Chevron Corp.                                              28,700           2,423,356

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
INTERNATIONAL OIL - CONTINUED
Halliburton Company                                       149,100          $5,404,875
                                                                          -----------
                                                                            7,828,231
INTERNET SOFTWARE - 1.03%
Covad Communications Group, Inc. * (a)                    440,986             730,383
Macromedia, Inc. *                                          2,500             151,875
Openwave Systems, Inc. *                                  155,700           7,463,869
VeriSign, Inc. *                                           36,455           2,704,505
Vignette Corp. *                                          286,650           5,159,700
                                                                          -----------
                                                                           16,210,332
LEISURE TIME - 1.06%
Callaway Golf Company                                     172,700           3,216,538
Harrahs Entertainment, Inc. *                             167,900           4,428,363
International Game Technology * (a)                        83,900           4,027,200
The Walt Disney Company *                                 175,400           5,075,637
                                                                          -----------
                                                                           16,747,738
MINING - 0.43%
Newmont Mining Corp.                                      140,000           2,388,750
Phelps Dodge Corp.                                         80,000           4,465,000
                                                                          -----------
                                                                            6,853,750
NEWSPAPERS - 0.82%
Gannett, Inc.                                              50,500           3,184,656
Knight-Ridder, Inc. (a)                                    41,500           2,360,313
New York Times Company, Class A                           136,000           5,448,500
Tribune Company                                            45,800           1,935,050
                                                                          -----------
                                                                           12,928,519
OFFICE FURNISHINGS & SUPPLIES - 0.30%
Avery Dennison Corp.                                       27,600           1,514,550
Miller Herman, Inc.                                       113,800           3,271,750
                                                                          -----------
                                                                            4,786,300
PAPER - 0.44%
Bowater, Inc.                                              92,900           5,237,238
Mead Corp.                                                 54,000           1,694,250
                                                                          -----------
                                                                            6,931,488
PETROLEUM SERVICES - 1.60%
Apache Corp.                                               83,500           5,850,218
Baker Hughes, Inc.                                        107,200           4,455,500
Noble Drilling Corp. *                                     55,300           2,402,094
Tosco Corp.                                               160,100           5,433,394
Weatherford International, Inc. *                         150,200           7,096,950
                                                                          -----------
                                                                           25,238,156
PHOTOGRAPHY - 0.25%
Eastman Kodak Company                                      98,900           3,894,188
                                                                          -----------

POLLUTION CONTROL - 1.41%
Republic Services, Inc., Class A * (a)                  1,297,400          22,299,062
                                                                          -----------

PUBLISHING - 0.46%
John H. Harland Company                                   372,400           5,260,150
Readers Digest Association, Inc., Class A (a)              50,000           1,956,250
                                                                          -----------
                                                                            7,216,400
RAILROADS & EQUIPMENT - 1.10%
Burlington Northern Santa Fe Corp.                        146,500           4,147,781
CSX Corp.                                                 157,000           4,072,188
Norfolk Southern Corp.                                    433,600           5,772,300
Union Pacific Corp.                                        67,340           3,417,505
                                                                          -----------
                                                                           17,409,774
REAL ESTATE - 1.81%
Apartment Investment & Management Company,
   Class A                                                 57,900           2,891,381
Archstone Communities Trust SBI                            88,300           2,273,725
Arden Realty, Inc.                                         82,400           2,070,300
Avalon Bay Communities, Inc. (a)                           54,200           2,716,775
BRE Properties, Inc.                                       87,500           2,772,656
CenterPoint Properties Trust                               46,000           2,173,500
Duke-Weeks Realty Investments, Inc.                        80,200           1,974,925
Equity Office Properties Trust                             97,300           3,174,412
Kimco Realty Corp.                                         53,400           2,359,613
Prologis Trust SBI                                         99,500           2,213,875
Public Storage, Inc.                                       74,200           1,803,988
Reckson Associates Realty Corp. (a)                        88,500           2,218,031
                                                                          -----------
                                                                           28,643,181
RETAIL TRADE - 3.66%
Best Buy Company, Inc. *                                  181,000           5,350,812
BJ's Wholesale Club, Inc. *                               112,800           4,328,700
Consolidated Stores Corp. *                               963,710          10,239,419
Federated Department Stores, Inc. *                       276,100           9,663,500
GAP, Inc.                                                 140,000           3,570,000
Home Depot, Inc.                                          105,400           4,815,463
Payless ShoeSource, Inc. *                                 44,800           3,169,600
Regis Corp.                                               497,400           7,212,300
Staples, Inc. *                                           645,500           7,624,969
The Limited, Inc.                                         114,900           1,960,481
                                                                          -----------
                                                                           57,935,244
SANITARY SERVICES - 1.24%
Waste Management, Inc.                                    708,705          19,666,564
                                                                          -----------

SEMICONDUCTORS - 7.08%
Applied Micro Circuits Corp. *                             26,200           1,966,228
Cypress Semiconductor Corp. *                             480,100           9,451,969
Fairchild Semiconductor International,
   Class A *                                               79,800           1,152,112
International Rectifier Corp. * (a)                        56,700           1,701,000
KLA-Tencor Corp. *                                        441,700          14,879,769
LSI Logic Corp. *                                         483,900           8,269,851
Micron Technology, Inc. *                                 531,300          18,861,150
Novellus Systems, Inc. *                                  485,300          17,440,469
QLogic Corp. *                                             17,600           1,355,200
Teradyne, Inc. *                                          991,200          36,922,200
                                                                          -----------
                                                                          111,999,948
SOFTWARE - 4.25%
Adobe Systems, Inc.                                       279,500          16,263,406
BEA Systems, Inc. *                                        69,100           4,651,294
BroadVision, Inc. *                                       519,200           6,133,050
Computer Associates International, Inc.                   161,900           3,157,050
Manugistics Group, Inc. * (a)                             281,200          16,028,400
Oracle Systems Corp. *                                     62,800           1,825,125
Parametric Technology Corp. *                             230,000           3,090,625
Rational Software Corp. *                                 309,100          12,035,581
Synopsys, Inc. * (a)                                       53,500           2,537,906
VERITAS Software Corp. *                                   16,500           1,443,750
                                                                          -----------
                                                                           67,166,187
STEEL - 0.20%
Allegheny Technologies, Inc.                               30,000             476,250
Nucor Corp.                                                44,100           1,750,219
Ryerson Tull, Inc.                                        115,568             953,436
                                                                          -----------
                                                                            3,179,905
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.49%
Citizens Communications Company * (a)                     462,600           6,071,625
Corning, Inc.                                              27,000           1,425,938
JDS Uniphase Corp. *                                       55,100           2,296,981
Level 3 Communications, Inc. * (a)                        235,600           7,730,625
McLeodUSA, Inc. * (a)                                     148,900           2,103,212
Polycom, Inc. *                                           175,400           5,645,687
Scientific-Atlanta, Inc.                                  193,900           6,313,869
SDL, Inc. * (a)                                            13,700           2,030,169
Time Warner Telecom, Inc., Class A * (a)                   31,400           1,991,938

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Triton PCS Holdings, Inc., Class A *                      110,530          $3,751,112
                                                                       --------------
                                                                           39,361,156
TELEPHONE - 0.72%
BellSouth Corp.                                            94,700           3,876,781
SBC Communications, Inc.                                  110,000           5,252,500
Winstar Communications, Inc. * (a)                        195,650           2,286,660
                                                                       --------------
                                                                           11,415,941
TOBACCO - 0.21%
Philip Morris Companies, Inc.                              77,200           3,396,800
                                                                       --------------

TRANSPORTATION - 0.20%
Harley Davidson, Inc. (a)                                  80,700           3,207,825
                                                                       --------------

TRUCKING & FREIGHT - 0.95%
CNF Transportation, Inc.                                  328,700          11,114,169
Landstar Systems, Inc. *                                   29,600           1,640,950
Pittston Brinks Group                                     113,400           2,253,825
                                                                       --------------
                                                                           15,008,944

TOTAL COMMON STOCKS
(Cost: $1,500,225,025)                                                 $1,396,918,250
                                                                       --------------

PREFERRED STOCK - 0.11%
CONTAINERS & GLASS - 0.11%
Owens-Illinois, Inc.                                      128,800           1,674,400

TOTAL PREFERRED STOCK
(Cost: $4,567,890)                                                         $1,674,400
                                                                           ----------


                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
SHORT TERM INVESTMENTS - 9.87%
Navigator Securities Lending Trust, 6.47%
                                                     $156,039,951        $156,039,951
                                                                       --------------

REPURCHASE AGREEMENTS - 1.68%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 6.00%, to be
   repurchased at $26,626,439 on
   01/02/2001, collateralized by
   $23,650,000 U.S. Treasury Bonds,
   10.75% due 02/15/2003 (valued at
   $27,165,218, including interest)                   $26,632,000         $26,632,000
                                                                       --------------

TOTAL INVESTMENTS   (MID CAP BLEND
TRUST)  (Cost: $1,687,464,866)                                         $1,581,264,601
                                                                       ==============

SMALL COMPANY VALUE TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 88.51%
ADVERTISING - 0.44%
Grey Global Group, Inc.                                       800            $520,000
Ventiv Health, Inc. *                                       3,600              45,225
                                                                            ---------
                                                                              565,225
AEROSPACE - 0.28%
Curtiss Wright Corp.                                        5,500             255,750
Esterline Technologies Corp. *                              1,800              47,250
Pemco Aviation, Inc. *                                      4,000              50,000
Sensytech, Inc. *                                             400               1,300
                                                                            ---------
                                                                              354,300
AGRICULTURE - 0.37%
Agribrands International, Inc. *                            7,400             395,900
Oil-Dri Corp. of America                                      800               5,350
PW Eagle Inc. *                                             9,000              70,875
                                                                            ---------
                                                                              472,125
AIR TRAVEL - 0.36%
Aviall Inc. *                                               2,700              13,669
Frontier Airlines, Inc. * (a)                              14,600             451,687
                                                                            ---------
                                                                              465,356
APPAREL & TEXTILES - 2.55%
Angelica Corp.                                              8,500              79,688
Columbia Sportswear Company *                               1,100              54,725
G III Apparel Group, Ltd. *                                 2,400              14,100
Haggar Corp.                                                5,700              65,550
Hampshire Group, Ltd. *                                     1,400              10,916
Jos A Bank Clothiers, Inc. *                                6,900              31,050
JPS Textile Group, Inc. *                                   3,400              16,150
Leslie Fay, Inc. *                                          4,200              11,550
Mikasa Inc.                                                   100               1,631
Mohawk Industries, Inc. *                                   3,300              90,337
Movado Group Inc.                                          13,600             207,400
Quaker Fabric Corp. *                                       7,525              30,100
Russell Corp.                                              25,300             390,569
Skechers United States of America, Inc. * (a)              14,500             224,750
Springs Industries, Inc.                                   13,700             444,394
Stride Rite Corp.                                          22,500             157,500
Timberland Company, Class A *                              17,200           1,150,250
Wellman, Inc.                                              21,100             298,037
                                                                            ---------
                                                                            3,278,697
AUTO PARTS - 0.15%
Donnelly Corp.                                              2,500              33,000
Edelbrock Corp.                                             2,300              23,575
Insurance Auto Auctions, Inc. *                             8,400             100,800
Sauer, Inc.                                                 3,200              30,000
                                                                            ---------
                                                                              187,375
AUTO SERVICES - 0.36%
Dollar Thrifty Automotive Group *                          24,500             459,375
                                                                            ---------

AUTOMOBILES - 0.01%
Monro Muffler Brake Inc. *                                    400               3,575
Starcraft Industries *                                      4,700               9,400
                                                                            ---------
                                                                               12,975
BANKING - 4.14%
Abington Bancorp Inc. New                                     100               1,106
Ambanc Holding Company Inc. *                               5,300              86,787
American Financial Holdings, Inc.                          18,900             389,812
Astoria Financial Corp.                                    13,400             727,787
Berkshire Bancorp Inc. (a)                                  2,000              58,500
BNCCORP Inc. *                                              2,000              11,875
Borel Bank & Trust Company                                    700              13,388
Bostonfed Bancorp Inc.                                      1,700              35,487
BYL Bancorp *                                                 300               4,219
Camco Financial Corp.                                       2,800              26,950
Central Bancorp Inc.                                        1,900              31,825
Coastal Financial Corp. (a)                                 2,000              18,750
Colonial Bancgroup, Inc.                                   46,100             495,575
Commercial Bank of New York                                 4,300              56,169
Commonwealth Bancorp Inc.                                   4,000              61,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
BANKING - CONTINUED
Corus Bankshares, Inc.                                      2,800            $138,556
Elmira Savings Bank                                         1,000              20,250
FFLC Bancorp, Inc.                                            100               1,481
FFW Corp.                                                   1,200              13,050
First Citizens Bancshares, Inc.                             6,300             508,725
First Franklin Corp.                                        2,000              16,250
First International Bancorp, Inc.                           2,000              13,125
First Keystone Financial, Inc.                                400               4,150
First Regional Bancorp *                                      810               5,670
Franklin Bank NA                                            2,100              24,413
FSF Financial Corp.                                         2,400              34,200
Greater Bay Bancorp                                           700              28,700
Hingham Institution for Savings                             2,400              40,200
HMN Financial Inc.                                          4,400              57,475
Horizon Financial Corp.                                     2,900              34,438
Hudson United Bancorp                                       1,800              37,687
Iberiabank Corp.                                            2,700              58,725
Independence Community
   Bank Corp.                                              18,100             288,469
Jacksonville Bancorp Inc.                                   1,400              22,750
Klamath First Bancorp, Inc.                                   200               2,375
Local Financial Corp. *                                     8,300             108,937
LSB Final Corp.                                               800               9,600
MAF Bancorp, Inc.                                          13,500             383,906
Mayflower Company Operative Bank                            1,600              16,300
Mercantile Bankcorp *                                       1,800              21,375
Metrocorp Bancshares Inc.                                   2,013              19,878
MFB Corp.                                                   1,100              18,425
Nara Bank, NA *                                               700              14,000
Newmil Bancorp Inc.                                         1,500              15,844
North Valley Bancorp                                        3,200              40,800
Parkvale Financial Corp.                                    2,300              47,437
Patriot National Bancorp Inc. *                             1,100               7,975
Peoples Banctrust Inc.                                      3,100              41,269
PFF Bancorp, Inc.                                             600              12,525
Quaker City Bancorp, Inc. *                                 5,700             144,637
Republic Bancorp, Inc.                                     18,260             197,436
Republic Bancshares, Inc. *                                 6,600              61,050
South Financial Group, Inc.                                   700               9,275
Southern Financial Bancorp Inc.                             3,100              39,525
Southern Missouri Bancorp Inc.                                700               9,538
St. Francis Capital Corp.                                   2,100              27,563
Staten Islands Bancorp, Inc.                               20,200             431,775
Sterling Financial Corp. *                                  1,100              13,338
Sun Community Bankcorp, Ltd. *                                900               6,638
Team Financial, Inc.                                        1,200               8,400
UnionBancorp, Inc. (a)                                      1,500              15,000
United Financial Corp.                                      1,900              30,400
W Holding Company, Inc.                                     7,600              88,350
Wainwright Bank & Trust
   Company                                                    500               3,688
Wells Financial Corp.                                       1,300              20,719
Westcorp, Inc.                                              6,000              90,000
                                                                            ---------
                                                                            5,326,272
BROADCASTING - 0.00%
Dick Clark Productions, Inc. *                                100               1,250
                                                                            ---------

BUILDING MATERIALS & CONSTRUCTION - 1.82%
Butler Manufacturing Company                                3,000              75,937
Continental Materials Corp. *                               1,600              22,400
Haemonetics Corp. *                                        17,500             540,312
Harsco Corp.                                               36,900             910,969
Hughes Supply, Inc.                                        23,900             428,766
Lennox International, Inc. (a)                             39,400             305,350
Wolohan Lumber Company                                      4,930              52,998
                                                                            ---------
                                                                            2,336,732
BUSINESS SERVICES - 6.44%
ADVO, Inc. *                                               13,600             603,500
Amerco *                                                   10,200             200,175
Argosy Education Group Inc. *                               2,200              10,863
Banta Corp.                                                26,100             663,462
Barra, Inc. *                                              16,350             770,494
Berlitz International Inc. *                                1,300              10,481
Bowne & Company, Inc.                                      36,100             381,306
Cass Commercial Corp.                                         600              10,500
Cellular Technical Services, Inc. *                           900               2,531
Central Garden & Pet Company *                              6,600              45,375
Cornell Corrections, Inc.                                   6,400              34,400
Corporate Executive Board Company *                         1,500              59,648
eFunds Corp. * (a)                                         45,900             421,706
Ennis Business Forms Inc.                                   3,200              23,600
Exponent Inc. *                                             5,600              53,550
FTI Consulting Inc. *                                       6,600              67,650
Healthcare Services Group Inc. *                           12,900              82,238
Hunt Corp.                                                 11,200              54,600
IT Group, Inc. *                                           11,100              55,500
Jacobs Engineering Group, Inc. *                           20,300             937,606
Kelly Services, Inc., Class A                              16,500             389,813
Korn/Ferry International * (a)                              4,300              91,375
Learning Tree International, Inc. *                         9,900             490,050
Marlton Technologies Inc. *                                 2,300               1,150
Nashua Corp.                                                7,300              32,412
National Data Corp. (a)                                    28,900           1,058,462
National Techical Systems Inc.                                800               2,275
Opinion Research Corp. *                                    3,500              16,844
Professional Detailing, Inc. * (a)                            500              52,883
R.H. Donnelley Corp. * (a)                                 11,700             284,456
Rent-A-Center, Inc. * (a)                                  16,500             569,250
Roy F. Weston, Inc. *                                      11,500              51,750
Spherion Corp. *                                           15,900             179,869
Systems & Computer Technology  Corp. *                     32,300             397,694
Tier Technologies Inc., Class B *                          15,500              88,156
Trio-Tech International *                                   2,300               6,900
Volt Information Sciences, Inc. *                           3,600              74,700
VSE Corp.                                                   1,800               9,900
                                                                            ---------
                                                                            8,287,124
CHEMICALS - 2.26%
Aceto Corp.                                                 1,700              15,300
Albemarle Corp.                                            11,800             292,050
American Pacific Corp. *                                    5,400              29,700
American Vanguard Corp.                                     2,640              33,165
Cambrex Corp.                                              16,900             764,725
Celanese AG Frankfurt Am Main                              20,900             382,731
Crompton Corp.                                             13,600             142,800
H.B. Fuller Company                                         2,800             110,469
Lubrizol Corp.                                              1,300              33,475
Meteor Industries Inc. *                                    4,200              17,325
NCH Corp.                                                     100               3,800
Nl Industries, Inc.                                        14,900             361,325
Olin Corp.                                                 23,700             524,362
Penford Corp.                                               8,900             126,825

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
CHEMICALS - CONTINUED
Quaker Chemical                                             3,600             $67,725
Stepan Chemical Company                                       100               2,369
                                                                            ---------
                                                                            2,908,146
COLLEGES & UNIVERSITIES - 0.17%
Corinthian Colleges, Inc.                                   5,600             212,450
                                                                            ---------

COMPUTERS & BUSINESS EQUIPMENT - 2.20%
Act Manufacturing, Inc. * (a)                              12,000             189,000
Actel Corp. *                                              12,600             304,762
Allen Telecom, Inc. *                                       1,300              23,319
Aspen Technology, Inc. *                                    7,700             256,025
Avant Corp. * (a)                                          32,300             591,494
Blonder Tongue Labs Inc. *                                  3,400              10,625
Bogen Communications International Inc. *                   8,600              36,550
C Cube Microsystems, Inc. *                                26,000             320,125
Catalyst Semiconductor Inc. * (a)                          19,100              74,012
Comtech Telecommunications * (a)                            2,200              34,237
EMS Technologies, Inc. *                                      900              10,462
FEI Company *                                              14,600             332,150
Infocus Corp. * (a)                                         8,600             126,850
Innovex, Inc. *                                             5,100              34,425
Micron Electronics, Inc. * (a)                             37,600             146,875
MTS Systems Corp.                                           6,100              44,225
Napco Security Systems, Inc. *                                200                 713
SBE, Inc. *                                                 2,800               9,800
Standard Microsystems Corp. *                              13,400             271,350
Stratasys, Inc. * (a)                                          60                 158
Talx Corp. *                                                  230               9,200
TCI International, Inc. *                                     800               7,550
                                                                            ---------
                                                                            2,833,907
CONSTRUCTION MATERIALS - 1.27%
Aaon Inc. *                                                   400               7,075
Ameron International Corp.                                  3,100             115,475
Noland Company                                              4,100              68,675
P & F Industries Inc., Class A *                            2,700              13,838
QEP, Inc. *                                                 3,125              12,695
Richton International Corp. *                                 300               6,188
Shaw Group, Inc. *                                         21,500           1,075,000
Standex International Corp.                                 2,900              59,812
Washington Group International, Inc. *                     33,400             273,462
                                                                            ---------
                                                                            1,632,220
CONSTRUCTION & MINING EQUIPMENT - 0.28%
Conrad Industries, Inc. *                                   2,500              14,375
Kaman Corp., Class A                                       20,200             340,875
STV Group Inc. *                                              300               1,988
                                                                            ---------
                                                                              357,238
CONTAINERS & GLASS - 0.81%
Ball Corp.                                                  4,000             184,250
Carmel Container Systems, Ltd. *                            1,000               4,750
Greif Brothers Corp., Class A                               1,900              54,150
Liqui Box Corp.                                             1,300              48,425
Packaging Corp. America *                                  46,200             744,975
                                                                            ---------
                                                                            1,036,550
COSMETICS & TOILETRIES - 0.49%
Block Drug, Inc., Class A                                  11,700             616,444
Intermediate Parfums, Inc. *                                1,850              16,534
                                                                            ---------
                                                                              632,978
CRUDE PETROLEUM & NATURAL GAS - 0.03%
Patterson Energy, Inc. *                                    1,000              37,250
                                                                            ---------

DOMESTIC OIL - 3.66%
Barnwell Industries, Inc.                                     400               8,300
Basin Exploration, Inc. *                                   2,400              61,200
Castle Energy Corp.                                         2,400              16,350
Cross Timbers Oil Company                                   6,100             169,275
Forest Oil Corp. *                                          9,000             331,875
Greka Energy Corp. * (a)                                    4,246              57,324
HS Resources, Inc. *                                       10,900             461,888
Maynard Oil Company *                                         700              12,250
Meridian Resource Corp. *                                   2,100              18,113
Mitchell Energy & Development Corp.,
   Class A                                                  2,100             128,625
Patina Oil & Gas Corp. (a)                                 15,100             362,400
Remington Oil Gas Corp. *                                   8,700             113,100
Spinnaker Exploration Company *                            10,300             437,750
St. Mary Land & Exploration
   Company                                                 28,200             939,412
Texoil, Inc. *                                              2,500              18,750
Tom Brown, Inc. *                                          28,300             930,362
Triton Energy, Ltd. *                                       5,000             150,000
Vintage Petroleum, Inc.                                    20,500             440,750
Williams Clayton Energy, Inc. *                             2,000              54,000
                                                                            ---------
                                                                            4,711,724
DRUGS & HEALTH CARE - 9.82%
Air Methods Corp. *                                         5,800              22,475
ALPHARMA, Inc., Class A (a)                                 1,800              78,975
Arrow International, Inc.                                   1,600              60,275
Bindley Western Industries, Inc.                           16,400             681,625
Caremark Rx, Inc. * (a)                                    31,400             425,862
Coventry Helath Care, Inc. *                               28,300             755,256
Datascope Corp. (a)                                         7,200             246,600
Delaware Global Technologies Corp. *                        7,000              14,000
Diagnostic Products Corp.                                  10,900             595,412
Elan PLC, ADR * (a)                                             1                  47
Henry Schein, Inc. *                                          300              10,388
Hi-Tech Pharmacal Company Inc. *                            4,100              15,375
Horizon Health Corp. *                                      6,000              36,750
Hycor Biomedical,  Inc. *                                   8,100              43,538
IDEXX Laboratories, Inc. * (a)                             31,700             697,400
Invacare Corp.                                              9,100             311,675
Inverness Medical Technology, Inc. * (a)                    3,300             128,494
Invitrogen Corp. *                                         18,625           1,608,734
Invivo Corp. *                                                800               7,550
Lakeland Industries, Inc. *                                 3,400              12,963
Lifepoint Hospitals, Inc. *                                28,800           1,443,600
Medical Action Inc. *                                       5,800              19,213
Medicis Pharmaceutical Corp.,
   Class A *                                                9,800             579,425
Medstone International Inc. *                                 900               5,288
Mesa Labs Inc.                                              4,800              28,800
Mine Safety Appliances Company                              8,700             218,587
Moore Med Corp. *                                           1,300               6,338
National Home Health Care Corp. *                           6,200              32,356
Next Health Inc. *                                          1,800               6,075
Novametrix Med Systems Inc. *                               4,600              19,263
Nutraceutical International Corp. *                         3,600               6,300
Perrigo Company *                                          61,800             511,781
Pharmacopeia, Inc. * (a)                                   16,700             364,269
Prime Hospitality Corp. *                                  41,900             487,087
Quidel Corp. *                                             10,000              50,312
Rehabcare Group, Inc. *                                    12,600             647,325
Respironics, Inc. *                                        28,000             798,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
DRUGS & HEALTH CARE - CONTINUED
Sicor, Inc. *                                              67,500            $974,531
STERIS Corp. *                                             41,700             672,412
Urocor, Inc. *                                                900               7,875
                                                                           ----------
                                                                           12,632,231
EDUCATIONAL SERVICES - 0.01%
Children's Comprehensive Services *                         5,100              12,750
                                                                           ----------

ELECTRICAL EQUIPMENT - 0.97%
All American Semiconductor, Inc. *                          6,300              56,700
Ault, Inc. *                                                2,300              16,100
Bel Fuse,  Inc., Class A *                                    700              23,450
Diodes, Inc. *                                              8,200              85,075
Edo Corp.                                                     500               3,688
Genlyte Group, Inc. *                                      12,400             294,500
Kewaunee Scientific Corp.                                   1,800              20,250
Lecroy Corp. *                                              4,000              49,500
Merrimac Industries Inc. *                                  1,500              29,625
Robinson Nugent, Inc. * (a)                                 4,300              98,631
Rofin Sinar Technologies, Inc. *                            6,400              49,600
Spectrum Control, Inc. *                                   14,800             148,925
Teleflex, Inc.                                              7,400             326,987
Twin Disc, Inc.                                             3,400              48,875
                                                                           ----------
                                                                            1,251,906
ELECTRIC UTILITIES - 2.46%
Avista Corp. (a)                                           15,200             311,600
Central Vermont Public Service Corp.                        7,200              87,750
Conectiv, Inc.                                             55,600           1,115,475
OGE Energy Corp. (a)                                          700              17,106
Public Service Company                                     25,900             694,444
RGS Energy Group, Inc. (a)                                 27,200             882,300
UIL Holding Corp.                                           1,200              59,700
                                                                           ----------
                                                                            3,168,375
ELECTRONICS - 3.58%
Alpha Technologies Group Inc. *                             6,800              60,350
Amplicon Inc.                                              18,100             181,000
Analogic Corp.                                              5,800             258,462
Astro Med Inc.                                              5,500              18,906
Bairnco Corp.                                               4,200              32,025
Barringer Technologies Inc. *                               3,900              29,006
Bell & Howell Company *                                     6,000              99,000
Bell Microproducts Inc. *                                  10,900             173,037
C & D Technologies, Inc.                                      600              25,913
Cobra Electronics Corp. *                                   1,300               7,150
Cubic Corp.                                                 2,400              61,650
Cyberoptics Corp. *                                         5,900              99,931
Datum Inc. * (a)                                            1,500              33,188
Edison Control Corp. *                                      3,000              12,750
Giga Tronics, Inc. *                                        5,300              26,997
Hurco Company, Inc. *                                       2,000               7,000
Intest Corp. *                                                500               3,188
Jaco Electrics, Inc. *                                      8,300              60,434
Katy Industries Inc.                                        5,200              31,200
Key Tronic Corp. *                                            500               1,375
New Brunswick Scientific Inc. *                             2,640              12,045
Nu Horizons Electrs Corp. *                                15,000             134,062
Park Electrochemical Corp.                                    400              12,275
Planar Systems Inc. *                                      10,000             248,750
Reptron Electronics, Inc. *                                 1,400               8,663
SBS Technologies, Inc. *                                    2,500              74,844
Silicon Storage Technology, Inc. * (a)                     23,600             278,775
Technitrol, Inc.                                           21,900             900,637
United Industrial Corp.                                     3,900              43,388
Varian Medical Systems, Inc. *                             23,800           1,616,912
Varian, Inc. *                                                800              27,100
Video Display Corp. *                                       3,900              28,763
                                                                           ----------
                                                                            4,608,776
FINANCIAL SERVICES - 4.02%
Aegis Realty Inc.                                           1,800              18,225
America First Mortgage Investments, Inc.                    3,500              17,500
American Business Financial Services (a)                      245               1,424
Annaly Mortgage Management Inc.                             1,700              15,406
Asta Funding Inc. * (a)                                     2,400              11,100
Community Financial Corp.                                     300               3,394
Credicorp, Ltd.                                            32,400             194,400
Federal Agricultural Mortgage Corp.,
   Class C *                                                8,600             201,025
Fidelity Bancorp Inc.                                         100               1,875
Financial Federal Corp. *                                  12,300             293,662
First Bancshares Inc.                                       2,600              26,000
First Investors  Financial Services
   Group, Inc. *                                              500               1,938
Hawthorne Financial Corp. *                                 3,800              54,625
Hoenig Group Inc. *                                         6,000              65,250
HPSC, Inc. *                                                3,500              21,000
International Bancshares Corp.                             13,900             474,337
ITLA Capital Corp. *                                        1,700              32,513
KBK Capital Corp. *                                         3,600              10,800
Liberty Financial Companies, Inc.                           4,099             182,662
MB Financial Inc. *                                         1,500              20,063
Mego Financial Corp. *                                      4,266              20,530
Metris Companies, Inc.                                     46,800           1,231,425
Morgan Keegan, Inc.                                        20,800             551,200
Municipal Mortgage & Equity LLC                               900              20,138
North Central Bancshares Inc.                               2,500              43,437
NZ Corp. *                                                  3,000               9,000
Paulson Capital Corp. *                                       200               1,031
Peoples Bancshares Inc. (a)                                   200               2,725
Richmond County Financial Corp.                             8,000             209,000
Student Loan Corp.                                          4,500             244,969
TF Financial Corp.                                          1,500              25,125
Tucker Anthony Sutro                                       16,600             407,737
UMB Financial Corp.                                        15,650             584,919
WFS Financial, Inc. *                                       9,100             168,350
                                                                           ----------
                                                                            5,166,785
FOOD & BEVERAGES - 3.34%
Bob Evans Farms, Inc.                                       3,200              68,200
Corn Products International, Inc.                          23,900             694,594
Dreyers Grand Ice Cream, Inc.                              12,100             390,225
Farmer Brothers Company                                       800             166,000
Golden Enterprises Inc.                                     5,600              19,950
Hain Celestial Group, Inc. *                                3,200             104,000
International Multifoods Corp.                              7,200             146,250
Interstate Bakeries Corp.                                  36,000             506,250
J & J Snack Foods Corp. *                                   6,500             109,281
John B. Sanfilippo & Son Inc. *                            10,100              40,400
M & F Worldwide Corp. *                                     2,400               9,300
National Beverage Corp. *                                   4,000              36,000
Performance Food Group Company *                           10,400             533,163
Ralcorp Holdings, Inc. *                                   24,000             393,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
FOOD & BEVERAGES - CONTINUED
Scheid Vineyards, Inc. *                                    5,300             $16,231
Seabord Corp.                                                  90              14,040
Smithfield Foods, Inc. * (a)                               34,500           1,048,800
                                                                            ---------
                                                                            4,295,684
FOREST PRODUCTS - 0.27%
Baltek Corp. *                                              2,100              14,208
Pope & Talbot, Inc.                                        16,200             272,362
Wausau-Mosinee Paper Corp.                                  1,600              16,200
Wickes, Inc. *                                             10,500              43,313
                                                                            ---------
                                                                              346,083
GAS & PIPELINE UTILITIES - 0.44%
Louis Dreyfus Natural Gas Corp. *                           8,400             384,825
Western Gas Resources, Inc.                                 5,400             181,913
                                                                            ---------
                                                                              566,738
HOMEBUILDERS - 1.21%
Centex Corp.                                               20,600             773,787
D.R. Horton, Inc.                                           7,400             180,838
DeWolfe Companies, Inc. *                                   3,300              27,844
Kaufman & Broad Home Corp.                                  4,800             161,700
Newmark Homes Corp. *                                       1,000              10,250
Toll Brothers, Inc. *                                       7,800             318,825
Washington Homes, Inc. *                                    6,900              81,075
                                                                            ---------
                                                                            1,554,319
HOTELS & RESTAURANTS - 2.36%
Aztar Corp. *                                              33,200             429,525
CBRL Group, Inc.                                           54,200             985,762
Dave & Buster's, Inc. *                                       700               7,700
Garden Fresh Restaurant Corp. *                             7,400              45,787
Landrys Seafood Restaurant, Inc. * (a)                     24,700             245,456
Lone Star Steakhouse & Saloon                              25,500             245,437
Max & Ermas Restaurants Inc. *                              1,900              16,625
Motor Gaming Group Inc. *                                   6,300              29,925
NPC International, Inc. *                                   1,800              19,463
Panera Bread Company, Class A *                             9,200             209,875
Ryan's Family Steak Houses, Inc. *                         22,900             216,119
Sonesta International Hotels Corp.,
   Class A                                                  4,200              34,913
Station Casinos, Inc. * (a)                                34,000             507,875
Uno Restaurant Corp. *                                      2,100              17,325
WMS Industries, Inc. *                                      1,400              28,175
                                                                            ---------
                                                                            3,039,962
HOUSEHOLD APPLIANCES - 0.38%
Associate Matls Inc.                                          900              14,288
Bassett Furniture Industries Inc.                           1,300              14,625
Chromcraft Revington Inc. *                                 6,500              65,000
Flexsteel Industries Inc.                                     400               4,600
Libbey, Inc.                                                  600              18,225
Lifetime Hoan Corp.                                        13,100              94,975
National Presto Industries Inc.                             2,000              61,375
Rock Of Ages Corp. *, Delaware                              5,500              24,750
Schuler Homes Inc., ADR *                                   5,200              46,800
Swiss Army Brands, Inc. *                                   4,300              25,800
Toro Company                                                3,400             124,737
                                                                            ---------
                                                                              495,175
HOUSEHOLD PRODUCTS - 0.38%
Lancaster Colony Corp.                                      3,200              89,800
Snap-On, Inc.                                               2,900              80,838
Topps, Inc. *                                              34,600             317,887
                                                                            ---------
                                                                              488,525
INDUSTRIAL MACHINERY - 1.11%
Albany International Corp., Class A *                      12,000             161,250
Ampco-Pittsburgh Corp.                                      7,700              92,400
BHA Group Holdings Inc., Class A                              500               7,000
Collins Industries Inc.                                     6,400              24,000
CPAC Inc.                                                     600               3,675
Foilmark, Inc. *                                            9,200              31,338
General Bearing Corp. *                                     1,400               7,175
Graco, Inc.                                                 4,800             198,600
Interlott Technologies, Inc. * (a)                          4,000              26,000
Kennametal, Inc.                                            1,900              55,337
Middleby Corp.                                              2,400              14,400
Milacron, Inc.                                              7,200             115,650
Mueller Industry, Inc. *                                   10,100             270,806
Oilgear Company                                             2,200              21,313
Peerless Manufacturing Company                              1,200              18,600
Quipp Inc. *                                                1,600              40,700
Stewart & Stevenson Services, Inc.                          2,100              47,677
Summa Industries *                                          5,100              42,712
Tecumseh Products Company, Class B (a)                      6,400             246,400
                                                                            ---------
                                                                            1,425,033
INDUSTRIALS - 0.03%
Federal Screw Works                                           900              37,125
                                                                            ---------

INSURANCE - 2.35%
Alleghany Corp. *                                             800             164,400
Amerus Group Company                                        7,800             252,525
Bancinsurance Corp. *                                       3,400              14,875
Citizens Financial Corp. *                                  2,000              23,500
Crawford & Company, Class B                                 4,300              49,988
Financial Industries Corp.                                  3,300              29,906
First American Financial Corp.                              4,100             134,787
Great American Financial Resources, Inc.                    2,400              45,900
Highlands Insurance Group Inc. *                            6,300              56,700
Independence Holding Company                                1,980              26,730
Intercontinental Life Corp. *                               8,100              76,950
Interstate National Dealer Services *                       5,600              32,200
Kansas City Life Insurance Company                          3,500             123,812
Merchants Group Inc.                                        1,000              17,500
Midland Company                                             3,000              83,250
National Security Group Inc.                                2,500              45,313
National Western Life Insurance Company,
   Class A *                                                2,100             216,431
NCRIC Group Inc. *                                          1,500              12,000
PMA Capital Corp., Class A                                 13,300             229,425
Renaissancere Holdings                                     10,900             853,606
Rightchoice Manage Care, Inc. *                             1,700              59,181
Standard Management Corp. *                                 2,900               8,519
United Trust Group Inc. *                                     100                 638
W.R. Berkley Corp.                                          9,900             467,156
                                                                            ---------
                                                                            3,025,292
INTERNET CONTENT - 0.00%
Verticalbuyer, Inc. *                                         779                   0
                                                                            ---------

INVESTMENT COMPANIES - 2.78%
Affiliated Managers Group, Inc. *                           2,000             109,750
Atlanta/ Sosnoff Capital Corp.                              1,500              16,125
Dain Rauscher Corp.                                        12,200           1,155,187
Eaton Vance Corp.                                          43,400           1,399,650
Gabelli Asset Management, Inc., Class A *                     100               3,319
John Nuveen Company, Class A (a)                            6,400             368,000
Raymond James Financial, Inc.                              12,800             446,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
INVESTMENT COMPANIES - CONTINUED
Stifel Financial Corp.                                      7,407             $84,255
                                                                            ---------
                                                                            3,582,686
LEISURE TIME - 0.95%
4Kids Entertainment, Inc. * (a)                               500               4,469
Allen Organ Company, Class B                                1,300              68,900
Ambassadors International Inc. *                            1,600              30,400
Concord Camera Corp. *                                      7,300             120,450
Handleman Company *                                        25,700             192,750
Johnson Outdoors Inc., Class A *                            4,200              24,675
K2, Inc. *                                                 20,200             161,600
Lakes Gaming, Inc. *                                        1,400              13,125
Mikohn Gaming Corp. *                                       4,800              14,400
Movie Gallery, Inc. *                                       9,000              29,250
Navigant International Inc. *                               3,000              24,375
Saucony Inc., Class A *                                     3,700              29,600
SCP Pool Corp. *                                           15,300             459,956
Stocker & Yale, Inc. * (a)                                  3,400              42,075
                                                                            ---------
                                                                            1,216,025
LIQUOR - 0.02%
Todhunter International, Inc. *                             3,000              21,000
                                                                            ---------

MANUFACTURING - 0.06%
Lydall Inc. *                                               9,100              79,056
                                                                            ---------

METAL & METAL PRODUCTS - 0.04%
Inco, Ltd. *                                                2,800              46,928
Wolverine Tube, Inc. *                                        500               5,995
                                                                            ---------
                                                                               52,923
MINING - 0.77%
Brush Wellman, Inc.                                         2,100              42,394
Cleveland-Cliffs, Inc.                                      3,900              84,094
Lincoln Electric Holding, Inc.                             32,600             639,775
Penn Virginia Corp.                                         6,500             215,719
Southern Peru Copper Corp.                                  1,100              14,162
                                                                            ---------
                                                                              996,144
MOBILE HOMES - 0.11%
Skyline Corp.                                               7,400             140,138
                                                                            ---------

NEWSPAPERS - 0.13%
Pulitzer, Inc.                                              3,600             168,660
                                                                            ---------

OFFICE FURNISHINGS & SUPPLIES - 0.35%
Kimball International, Inc.,
  Class B                                                  26,500             384,250
Standard Register                                           4,300              61,275
                                                                            ---------
                                                                              445,525
PAPER - 0.30%
FiberMark, Inc. *                                           7,300              57,031
P.H. Glatfelter Company                                    26,100             324,945
                                                                            ---------
                                                                              381,976
PETROLEUM SERVICES - 1.34%
Input/Output, Inc. *                                        5,900              60,106
Oceaneering International, Inc. *                           6,100             118,569
Petroleum Development Corp. *                                 600               3,937
Seacor Smit, Inc. * (a)                                    15,600             820,950
Seitel, Inc. * (a)                                            500               9,219
Tesoro Petroleum Corp. *                                    3,600              41,850
Veritas DGC, Inc. *                                        20,700             668,610
                                                                            ---------
                                                                            1,723,241

POLLUTION CONTROL - 0.01%
MFRI Inc. *                                                 4,300               9,809

PUBLISHING - 0.13%
Courier Corp.                                                 650              19,338
Nelson Thomas, Inc.                                        21,300             149,100
Primesource Corp.                                             300               1,350
                                                                            ---------
                                                                              169,788
REAL ESTATE - 7.28%
Amli Residential Properties Trust SBI                      15,300             377,719
AMREP Corp. *                                               5,100              20,719
Arden Realty, Inc.                                          4,100             103,013
Brandywine Realty Trust SBI                                26,700             552,356
Cabot Industrial Trust SBI                                 24,700             473,931
Captec Net Lease Realty Inc.                                3,300              36,919
CBL & Associates Properties, Inc.                          24,700             625,219
Center Trust Inc.                                          44,600             209,062
Charles E. Smith Residential                                1,600              75,200
Cornerstone Realty Income Trust, Inc.                      38,000             401,375
First Industrial Realty Trust, Inc.                        24,100             819,400
Glenborough Realty Trust, Inc.                             26,400             458,700
Healthcare Realty Trust                                    35,800             760,750
Highwoods Properties, Inc.                                 33,000             820,875
Innkeepers USA Trust                                       17,800             196,912
Insignia Financial Group, Inc. * (a)                        3,000              35,625
LNR Property Corp.                                            900              19,800
LTC Properties                                             14,700              52,369
Pan Pacific Retail Properties, Inc.                         7,700             171,806
Prentiss Properties Trust SBI                              28,200             759,637
Prime Group Realty Trust SBI                                  500               7,188
Security Capital Group, Inc.,
  Class B * (a)                                            30,900             619,931
SL Green Realty Corp.                                      15,000             420,000
Taubman Centers, Inc., REIT                                34,200             374,062
The Macerich Company, REIT                                 24,500             470,094
Webb Delaware Corp. *                                      16,200             473,850
Xtra Corp. *                                                  600              28,800
                                                                            ---------
                                                                            9,365,312
RETAIL GROCERY - 0.36%
Andersons Inc.                                              1,400              12,075
Arden Group Inc. *                                          2,700             114,412
Cantel Med Corp., Class B * (a)                             2,500              27,344
Foodarama Supermarkets *                                    1,100              17,050
Ruddick Corp.                                              21,200             242,475
Schultz Sav-O Stores Inc.                                   1,800              19,350
Village Super Market, Inc., Class A *                       2,700              36,450
                                                                            ---------
                                                                              469,156
RETAIL TRADE - 3.37%
Ann Taylor Stores Corp. *                                   8,400             209,475
Burlington Coat Factory Warehouse                          27,600             522,675
Cato Corp.                                                  1,200              16,500
Charming Shoppes, Inc. *                                   81,200             487,200
Chicos Fas, Inc. * (a)                                      6,000             125,250
Consolidated Stores Corp. *                                 9,400              99,875
Footstar, Inc. *                                           18,800             930,600
Gart Sports Company *                                       7,857              78,570
Gottschalks, Inc. *                                         3,700              15,262
Hancock Fabrics Inc.                                        9,300              31,969
Hot Topic, Inc. * (a)                                       3,200              52,600
J Jill Group Inc. *                                        11,900             184,450
J.W. Mays Inc. *                                            2,700              21,769

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
RETAIL TRADE - CONTINUED
Jacobson Stores Inc. *                                      6,300             $21,262
Longs Drug Stores Corp.                                    11,600             279,850
Spiegel Inc., Class A                                      18,800              81,075
Sport Chalet, Inc. *                                        7,500              39,375
Stein Mart, Inc. *                                         28,400             330,150
The Dress Barn *                                           14,600             423,400
Tractor Supply Company *                                   10,400              88,400
Transport World Entertainment Corp. * (a)                  33,300             297,619
                                                                         ------------
                                                                            4,337,326
SEMICONDUCTORS - 0.86%
General Semiconductor, Inc. * (a)                          37,600             235,000
Integrated Measurment Systems, Inc. *                         100                 794
Peak International, Ltd. * (a)                             11,300              60,031
Phoenix Technology, Ltd. *                                 23,800             320,928
Richardson Electronics, Ltd. (a)                            1,000              13,750
Therma Wave, Inc. * (a)                                       600               8,400
Ultratech Stepper, Inc. *                                  12,300             318,263
Varian Semiconductor Equipment, Inc. *                      2,100              49,875
Zoran Corp. * (a)                                           6,400              99,200
                                                                         ------------
                                                                            1,106,241
SOFTWARE - 5.58%
Activision, Inc. * (a)                                      5,500              83,187
Aremissoft Corp. *                                         10,200             435,412
Cerner Corp. * (a)                                         23,400           1,082,250
Computer Network Technology *                               2,705              77,938
Direct Focus, Inc. * (a)                                   12,400             416,175
Documentum, Inc. * (a)                                     17,500             869,531
Group 1 Software, Inc. *                                    7,700              86,625
GTSI Corp. *                                                  400               1,263
Imation Corp. *                                            31,900             494,450
IMRglobal Corp. *                                           9,300              49,988
Informatica Corp. *                                        17,200             680,475
JDA Software Group, Inc. *                                  3,000              39,188
Manugistics Group, Inc. *                                  19,000           1,083,000
Mapinfo Corp. * (a)                                         7,900             373,275
Mentor Graphics Corp. *                                    40,200           1,102,987
MSC Software Corp. *                                       16,500             129,525
Paradigm Geophysical, Ltd. *                                9,800              44,100
Pomeroy Computer Resources *                                4,800              73,200
Quality Systems *                                           4,800              37,200
Software Spectrum, Inc. * (a)                               4,200              25,463
                                                                         ------------
                                                                            7,185,232
STEEL - 0.19%
Intermet Corp.                                              1,900               6,888
Pitt DesMoines Inc.                                         3,200             105,200
Steel Dynamics, Inc. *                                     12,500             137,500
                                                                         ------------
                                                                              249,588
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.85%
Atlantic Tele-Network Inc.                                  2,560              25,920
Boston Communications Group *                               7,300             203,487
Plantronics,  Inc. * (a)                                   18,300             860,100
                                                                         ------------
                                                                            1,089,507
TELEPHONE - 0.01%
Hector Communications Corp. *                               1,800              19,013
                                                                         ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.18%
Russ Berrie & Company, Inc.                                11,100             234,488
                                                                         ------------

TRANSPORTATION - 0.53%
Alexander & Baldwin, Inc.                                  20,100             527,625
International Aircraft Investors *                          3,500              19,031
Marten Transport, Ltd. *                                    3,500              41,781
Statia Terminals Group NV                                   2,900              20,300
U. S. Xpress Enterprises, Inc., Class A *                  13,681              76,101
                                                                         ------------
                                                                              684,838
TRUCKING & FREIGHT - 1.50%
Fritz Companies, Inc. *                                    23,400             141,863
Kenan Transport Company                                       400               9,650
Landstar Systems, Inc. *                                    8,300             460,131
Old Dominion Freight Lines Inc. *                           2,600              24,700
Roadway Express, Inc.                                      10,300             218,231
Sea Containers, Ltd., Class A                              18,200             395,850
U.S. Freightways Corp.                                      4,200             126,328
Yellow Corp. *                                             27,000             549,703
                                                                         ------------
                                                                            1,926,456


TOTAL COMMON STOCKS
(Cost: $98,934,514)                                                      $113,878,156
                                                                         ------------


                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
RIGHTS - 0.00%
ELECTRONICS - 0.00%
Alpha Technologies Group Inc. *                               272                  $0
                                                                         ------------

TOTAL RIGHTS
(Cost: $0)                                                                         $0
                                                                                   --


SHORT TERM INVESTMENTS - 10.41%
Navigator Securities Lending Trust, 6.47%
                                                      $13,397,816         $13,397,816
                                                                         ------------

REPURCHASE AGREEMENTS - 1.07%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $1,381,211 on
   01/02/2001, collateralized by
   $1,155,000 U.S. Treasury Bonds,
   7.500% due 11/15/2016 (valued at
   $1,408,981, including interest)                     $1,381,000          $1,381,000
                                                                         ------------

TOTAL INVESTMENTS   (SMALL COMPANY
VALUE TRUST)  (Cost: $113,713,330)                                       $128,656,972
                                                                         ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

GLOBAL EQUITY TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 91.69%
AUSTRALIA - 1.80%
CSR, Ltd.                                               2,212,930          $5,760,614
Westpac Banking Corp., Ltd. (a)                         1,071,524           7,865,501
                                                                          -----------
                                                                           13,626,115
BELGIUM - 0.45%
Delhaize-Le Lion SA                                        71,190           3,385,820
                                                                          -----------

CANADA - 2.30%
Potash Corp. of Saskatchewan, Inc.-CAD                    106,050           8,291,452
Telus Corp. *                                             330,053           9,140,640
                                                                          -----------
                                                                           17,432,092
DENMARK - 0.54%
Danisco AS                                                100,220           4,126,019
                                                                          -----------

FRANCE - 6.90%
Alcatel SA                                                 87,890           4,992,986
Aventis SA                                                135,740          11,917,494
Groupe Danone                                              51,510           7,767,881
Lafarge SA                                                 44,250           3,710,481
Pernod-Ricard SA (a)                                      146,510          10,111,605
TOTAL Fina SA, B Shares (a)                                92,450          13,750,787
                                                                          -----------
                                                                           52,251,234
GERMANY - 2.33%
BASF AG                                                   181,647           8,216,188
Bayer AG                                                  178,860           9,383,338
                                                                          -----------
                                                                           17,599,526
HONG KONG - 1.20%
Hong Kong Electric Holdings, Ltd. (a)                   2,463,000           9,094,504
                                                                          -----------

IRELAND - 1.49%
Bank of Ireland                                           451,500           4,527,879
Green Property Company                                  1,010,525           6,737,067
                                                                          -----------
                                                                           11,264,946
ITALY - 1.43%
ENI SPA (a)                                               795,500           5,079,425
Seat Pagine Gialle SPA                                     52,617             117,343
Telecom Italia SPA-RNC (a)                                939,600           5,646,619
                                                                          -----------
                                                                           10,843,387
JAPAN - 9.87%
DDI Corp.                                                     552           2,660,532
Fuji Photo Film Company                                   198,000           8,278,866
Fujitsu, Ltd.                                             280,000           4,124,563
Hitachi, Ltd.                                             809,000           7,204,006
Matsushita Electric Industrial Company,
   Ltd.                                                   147,000           3,510,409
Mitsubishi Electric Corp. (a)                             498,000           3,062,404
Mitsui & Company, Ltd. (a)                                523,000           3,289,337
NEC Corp.                                                 179,000           3,272,481
Nippon Telegraph & Telephone Corp.                          1,402          10,093,125
Sankyo Company                                            304,000           7,286,214
Sumitomo Bank, Ltd.                                       310,000           3,180,808
Sumitomo Marine & Fire Insurance
   Company, Ltd.                                          736,000           4,744,856
Tokyo Gas Company                                       2,240,000           6,622,813
Toppan Printing Company                                   504,000           4,386,634
Toshiba Corp.                                             451,000           3,014,031
                                                                          -----------
                                                                           74,731,079

SOUTH KOREA - 0.24%
Samsung Electronics, Ltd., GDR *                           25,300           1,789,975
                                                                          -----------

NETHERLANDS - 4.28%
Akzo Nobel NV, ADS                                        128,100           6,880,352
International Nederlanded Groep NV                        111,061           8,872,674
Philips Electronics NV                                    168,994           6,191,901
Royal Dutch Petroleum Company, GDR                        172,300          10,434,919
                                                                          -----------
                                                                           32,379,846
SINGAPORE - 0.53%
United Overseas Bank                                      532,000           3,993,072
                                                                          -----------

SPAIN - 0.94%
Iberdrola SA (a)                                           41,470             519,853
Repsol-YPF, SA                                            233,800           3,736,539
Telefonica SA * (a)                                       173,322           2,864,388
                                                                          -----------
                                                                            7,120,780
SWEDEN - 1.05%
Nordea AB                                               1,046,040           7,923,706
                                                                          -----------

SWITZERLAND - 4.57%
Compagnie Financiere Richemont AG                           2,280           6,097,723
Holderbank Financiere Glarus AG-B                           4,295           5,167,037
Nestle SA                                                   6,380          14,878,401
Swisscom AG                                                14,840           3,859,004
Syngenta AG-CHF * (a)                                       2,172             116,580
UBS AG (a)                                                 27,455           4,480,133
                                                                          -----------
                                                                           34,598,878
UNITED KINGDOM - 15.24%
Allied Domecq PLC                                       1,718,860          11,360,336
AstraZeneca Group PLC                                      87,400           4,410,762
BAA PLC                                                   510,700           4,719,356
BAE Systems PLC                                         1,127,000           6,437,477
Blue Circle Industries PLC                                982,564           6,479,297
British Telecommunications PLC                            528,900           4,523,744
Cadbury Schweppes                                       1,694,100          11,728,661
Diageo PLC                                                855,421           9,593,334
GKN PLC                                                   308,900           3,265,621
Granada Compass PLC *                                     350,866           3,822,076
Great University Stores                                   563,800           4,430,229
Imperial Tobacco                                          742,300           7,730,881
J. Sainsbury PLC                                        1,322,694           7,851,964
Reckitt & Colman                                          682,753           9,412,889
Rolls Royce                                             1,325,600           3,929,652
Vodafone Group PLC (a)                                  1,513,100           5,554,533
WPP Group PLC                                             775,100          10,106,543
                                                                          -----------
                                                                          115,357,355
UNITED STATES - 36.53%
Albertsons, Inc.                                          474,009          12,561,238
Alcoa, Inc.                                               379,070          12,698,845
American Home Products Corp.                               26,900           1,709,495
B.F. Goodrich Company                                     148,700           5,408,963
BJ's Wholesale Club, Inc. *                               140,800           5,403,200
Boise Cascade Corp.                                       263,000           8,843,375
Borg-Warner Automotive, Inc.                              162,200           6,488,000
Bristol-Myers Squibb Company                               70,730           5,229,599
Cadiz, Inc. *                                             444,200           3,970,038
Chase Manhattan Corp.                                     301,873          13,716,354
Deere & Company                                           117,630           5,388,924
Exelon Corp.                                              200,112          14,049,864

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
UNITED STATES - CONTINUED
First Data Corp.                                          183,640          $9,675,532
General Dynamics Corp.                                    171,050          13,341,900
GenRad, Inc. *                                            225,882           2,258,820
Georgia-Pacific Corp.                                     201,324           6,266,210
Honeywell International, Inc.                              85,460           4,043,326
Houghton Mifflin Company                                  128,000           5,936,000
Lockheed Martin Corp.                                     104,120           3,534,874
MBIA, Inc.                                                104,200           7,723,825
McGraw-Hill Companies, Inc.                                30,900           1,811,513
Mellon Financial Corp.                                    179,100           8,809,481
Merrill Lynch & Company, Inc.                              55,000           3,750,313
Metlife, Inc.                                             260,230           9,108,050
NCR Corp. *                                               223,571          10,982,925
New York Times Company, Class A                            91,600           3,669,725
Northrop Grumman Corp.                                     41,500           3,444,500
Pharmacia & Upjohn, Inc.                                  186,162          11,355,882
Philip Morris Companies, Inc.                             493,440          21,711,360
Rockwell International Corp.                               87,000           4,143,375
SBC Communications, Inc.                                  304,770          14,552,767
Sears Roebuck & Company                                   283,300           9,844,675
Tupperware Corp.                                          235,540           4,813,849
U.S. Bancorp                                              243,900           7,118,837
Verizon Communications                                    255,304          12,797,113
Xerox Corp.                                                65,900             304,789
                                                                         ------------
                                                                          276,467,536

TOTAL COMMON STOCKS
(Cost: $629,556,455)                                                     $693,985,870
                                                                         ------------

                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
SHORT TERM INVESTMENTS - 4.61%
Navigator Securities Lending Trust, 6.47%
                                                      $34,884,984         $34,884,984
                                                                         ------------

REPURCHASE AGREEMENTS - 3.70%
Repurchase Agreement with State
   Street Bank & Trust Company
   dated 12/29/2000 at 5.50%, to be
   repurchased at $28,006,278 on
   01/02/2001, collateralized by
   $27,575,000 U.S. Treasury Notes,
   6.125% due 12/31/2001 (valued at
   $28,565,411, including interest)                   $28,002,000         $28,002,000
                                                                         ------------

TOTAL INVESTMENTS   (GLOBAL EQUITY TRUST)
(Cost: $692,443,439)                                                     $756,872,854
                                                                         ============


The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Banking                                                    8.14%
Food & Beverages                                           7.92%
Chemicals                                                  5.54%
Telephone                                                  5.30%
Telecommunications Equipment & Services                    4.83%


GROWTH TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 93.57%
AEROSPACE - 1.46%
Boeing Company                                             70,900          $4,679,400
United Technologies Corp.                                  66,400           5,220,700
                                                                          -----------
                                                                            9,900,100
AIR TRAVEL - 0.28%
Northwest Airlines Corp. *                                 62,200           1,873,775
                                                                          -----------

BANKING - 1.39%
Fifth Third Bancorp                                       157,000           9,380,750
                                                                          -----------

BROADCASTING - 1.11%
Time Warner, Inc.                                         104,800           5,474,752
Viacom, Inc., Class B *                                    43,900           2,052,325
                                                                          -----------
                                                                            7,527,077
BUILDING MATERIALS & CONSTRUCTION - 0.69%
Dycom Industries, Inc. *                                  129,500           4,653,906
                                                                          -----------

BUSINESS SERVICES - 3.01%
Apollo Group, Inc., Class A *                              46,500           2,287,219
Comdisco, Inc.                                            246,000           2,813,625
First Data Corp.                                           90,400           4,762,950
Omnicom Group, Inc.                                        42,200           3,497,325
Robert Half International, Inc. *                         129,500           3,431,750
Viad Corp.                                                154,500           3,553,500
                                                                          -----------
                                                                           20,346,369
COMPUTERS & BUSINESS EQUIPMENT - 15.34%
Brocade Communications Systems,  Inc. * (a)               100,400           9,217,975
Cisco Systems, Inc. *                                     964,500          36,892,125
EMC Corp. *                                               278,400          18,513,600
International Business Machines Corp.                     103,000           8,755,000
Network Appliance, Inc. *                                 128,000           8,222,000
Sun Microsystems, Inc. *                                  584,800          16,301,300
Texas Instruments, Inc.                                    74,000           3,505,750
Verity, Inc. *                                             93,600           2,252,250
                                                                          -----------
                                                                          103,660,000
DOMESTIC OIL - 2.63%
Devon Energy Corp.                                         63,300           3,859,401
EOG Resources, Inc. (a)                                   110,800           6,059,375
Murphy Oil Corp.                                           62,000           3,747,125
USX-Marathon Group                                        148,200           4,112,550
                                                                          -----------
                                                                           17,778,451
DRUGS & HEALTH CARE - 21.68%
ALZA Corp. *                                              185,700           7,892,250
Amgen, Inc. *                                              85,100           5,441,081
Andrx Corp. *                                              67,500           3,906,563
Bristol-Myers Squibb Company                              186,000          13,752,375
Eli Lilly & Company                                        54,200           5,043,987
Forest Laboratories, Inc. *                                48,000           6,378,000
Genzyme Corp. * (a)                                        48,800           4,388,950
Invitrogen Corp. *                                         51,000           4,405,125
Johnson & Johnson                                          33,500           3,519,594
King Pharmaceuticals, Inc. *                              156,100           8,068,419
Medtronic, Inc.                                            34,000           2,052,750
Merck & Company, Inc.                                     200,900          18,809,262

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
DRUGS & HEALTH CARE - CONTINUED
Oxford Health Plans, Inc. *                               226,000          $8,927,000
Patterson Dental Company *                                 65,900           2,232,363
Pfizer, Inc.                                              624,725          28,737,350
Schering-Plough Corp.                                      77,000           4,369,750
St. Jude Medical, Inc. *                                   96,600           5,934,862
Unitedhealth Group, Inc.                                   71,000           4,357,625
Universal Health Services, Inc., Class B *                 74,300           8,303,025
                                                                         ------------
                                                                          146,520,331
ELECTRICAL EQUIPMENT - 8.35%
General Electric Company                                1,040,700          49,888,556
Vishay Intertechnology, Inc. *                            433,200           6,552,150
                                                                         ------------
                                                                           56,440,706
ELECTRIC UTILITIES - 1.33%
Dynegy, Inc., Class A                                     160,400           8,992,425
                                                                         ------------

ELECTRONICS - 2.62%
Analog Devices, Inc. *                                    153,700           7,867,519
DDI Corp. *                                                33,600             915,600
Linear Technology Corp.                                   118,200           5,466,750
Sawtek, Inc. * (a)                                         75,400           3,482,537
                                                                         ------------
                                                                           17,732,406
ENERGY - 0.79%
NRG Energy, Inc. *                                        191,000           5,312,188
                                                                         ------------

FINANCIAL SERVICES - 0.49%
Americredit Corp. *                                        60,600           1,651,350
Metris Companies, Inc.                                     63,300           1,665,581
                                                                         ------------
                                                                            3,316,931
FOOD & BEVERAGES - 1.18%
Pepsi Bottling Group, Inc.                                113,000           4,512,938
The Coca-Cola Company                                      56,300           3,430,781
                                                                         ------------
                                                                            7,943,719
HOUSEHOLD APPLIANCES - 0.53%
Maytag Corp.                                              111,400           3,599,613
                                                                         ------------

INTERNET SERVICE PROVIDER - 1.67%
America Online, Inc. *                                    324,500          11,292,600
                                                                         ------------

INTERNET SOFTWARE - 1.75%
Ariba, Inc. *                                              35,200           1,887,600
Juniper Networks, Inc. *                                   35,200           4,437,400
TIBCO Software, Inc. *                                     38,200           1,831,213
VeriSign, Inc. *                                           49,200           3,650,025
                                                                         ------------
                                                                           11,806,238
LEISURE TIME - 0.21%
International Game Technology *                            30,200           1,449,600
                                                                         ------------

RETAIL TRADE - 5.46%
Home Depot, Inc.                                          116,150           5,306,603
Kohls Corp. *                                             119,000           7,259,000
Radioshack Corp.                                          189,100           8,095,844
Tiffany & Company                                         246,900           7,808,212
Wal-Mart Stores, Inc.                                     158,600           8,425,625
                                                                         ------------
                                                                           36,895,284
SEMICONDUCTORS - 5.34%
Integrated Device Technology *                             85,000           2,815,625
Intel Corp.                                               671,800          20,321,950
Intersil Holding Corp., Class A * (a)                     176,600           4,050,763
PMC-Sierra, Inc. *                                         53,000           4,167,125
Vitesse Semiconductor Corp. *                              85,400           4,723,687
                                                                         ------------
                                                                           36,079,150
SOFTWARE - 9.74%
Adobe Systems, Inc.                                       151,100           8,792,131
Microsoft Corp. *                                         460,200          19,961,175
Networks Associates, Inc. *                               243,600           1,020,075
Oracle Systems Corp. *                                    724,000          21,041,250
Symantec Corp. * (a)                                      128,400           4,285,350
VERITAS Software Corp. *                                  122,200          10,692,500
                                                                         ------------
                                                                           65,792,481
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 5.16%
CIENA Corp. *                                              73,900           6,013,612
Comverse Technology, Inc. *                                97,000          10,536,625
Corning, Inc.                                              78,000           4,119,375
Ditech Communications Corp. * (a)                         109,000           1,750,813
Inet Technologies Inc. *                                   46,900           1,899,450
JDS Uniphase Corp. *                                      148,900           6,207,269
QUALCOMM, Inc. *                                           33,100           2,720,406
SDL, Inc. * (a)                                            10,800           1,600,425
                                                                         ------------
                                                                           34,847,975
TELEPHONE - 0.56%
SBC Communications, Inc.                                   78,700           3,757,925
                                                                         ------------

TOBACCO - 0.80%
Philip Morris Companies, Inc.                             122,600           5,394,400
                                                                         ------------


TOTAL COMMON STOCKS
(Cost: $719,422,888)                                                     $632,294,400
                                                                         ------------


                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
SHORT TERM INVESTMENTS - 3.58%
Navigator Securities Lending Trust,
   6.47%                                              $24,163,405         $24,163,405
                                                                          -----------

REPURCHASE AGREEMENTS - 2.85%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $19,285,946 on
   01/02/2001, collateralized by
   $17,335,000 U.S. Treasury Bonds,
   10.750% due 05/15/2003 (valued at
   $19,671,498, including interest)                   $19,283,000         $19,283,000
                                                                         ------------

TOTAL INVESTMENTS   (GROWTH TRUST)
 (Cost: $762,989,625)                                                    $675,740,805
                                                                         ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

LARGE CAP GROWTH TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 91.67%
ADVERTISING - 0.28%
TMP Worldwide, Inc. *                                      29,100          $1,600,500
                                                                          -----------

AEROSPACE - 0.29%
United Technologies Corp.                                  21,000           1,651,125
                                                                          -----------

AGRICULTURE - 0.18%
Monsanto Company *                                         37,800           1,022,963
                                                                          -----------

ALUMINUM - 0.29%
Alcoa, Inc.                                                48,800           1,634,800
                                                                          -----------

BANKING - 1.23%
Comerica, Inc.                                              5,600             332,500
FleetBoston Financial Corp.                                87,800           3,297,987
Mellon Financial Corp.                                     52,600           2,587,263
State Street Corp.                                          6,200             770,102
                                                                          -----------
                                                                            6,987,852
BROADCASTING - 4.18%
American Telephone & Telegraph Corp.- Liberty
   Media Group, Class A *                                 133,700           1,813,306
Audiofina                                                   3,900             320,434
Comcast Corp., Class A *                                  117,100           4,888,925
EchoStar Communications Corp., Class A *                   43,000             978,250
Fox Entertainment Group, Inc.,
    Class A *                                              48,300             863,363
Grupo Televisa SA, ADR *                                   29,400           1,321,163
Pegasus Communications Corp., Class A *
   (a)                                                     29,800             767,350
RTL Group                                                  17,800           1,487,563
Time Warner, Inc.                                          74,200           3,876,208
Univision Communications, Inc.,  Class A
   * (a)                                                   79,800           3,266,812
Viacom, Inc., Class B *                                    89,951           4,205,209
                                                                          -----------
                                                                           23,788,583
BUSINESS SERVICES - 0.85%
Automatic Data Processing, Inc.                            40,500           2,564,156
Edison Schools, Inc. * (a)                                 17,600             554,400
WPP Group PLC, ADR (a)                                     27,500           1,727,344
                                                                          -----------
                                                                            4,845,900
CHEMICALS - 0.32%
PPG Industries, Inc.                                       39,300           1,820,081
                                                                          -----------

CELLULAR COMMUNICATIONS - 0.74%
Nokia Corp., ADR                                           71,900           3,127,650
Sprint Corp. (PCS Group) * (a)                             54,200           1,107,713
                                                                          -----------
                                                                            4,235,363
COMPUTERS & BUSINESS EQUIPMENT - 8.71%
Cisco Systems, Inc. *                                     338,100          12,932,325
Dell Computer Corp. *                                     195,800           3,414,263
EMC Corp. *                                               109,600           7,288,400
Gateway, Inc. *                                            47,400             852,726
Hewlett-Packard Company                                    53,300           1,682,281
International Business Machines Corp.                      57,400           4,879,000
Network Appliance, Inc. *                                   8,300             533,145
Palm, Inc. *                                               58,400           1,653,450
Sun Microsystems, Inc. *                                  221,800           6,182,675
Symbol Technologies, Inc. (a)                              39,500           1,422,000
Texas Instruments, Inc.                                   184,200           8,726,475
                                                                          -----------
                                                                           49,566,740
COSMETICS & TOILETRIES - 1.01%
Alberto Culver Company, Class B                            55,500           2,376,094
Gillette Company                                           93,700           3,384,912
                                                                          -----------
                                                                            5,761,006
DOMESTIC OIL - 2.87%
Devon Energy Corp.                                         44,400           2,707,068
Exxon Mobil Corp.                                         156,700          13,623,106
                                                                          -----------
                                                                           16,330,174
DRUGS & HEALTH CARE - 21.38%
Affymetrix, Inc. * (a)                                     29,200           2,173,575
Alkermes, Inc. * (a)                                       33,200           1,041,650
Amgen, Inc. *                                              53,500           3,420,656
Applera Corp.-Celera Genomics *                            18,300             657,656
Ariad Pharmaceuticals, Inc. *                              48,800             231,800
Becton Dickinson & Company                                  8,700             301,238
Bristol-Myers Squibb Company                              144,200          10,661,787
Cambridge Antibody *                                       25,000           1,420,535
COR Therapeutics, Inc. * (a)                               17,300             608,744
Elan PLC, ADR * (a)                                        38,100           1,783,556
Eli Lilly & Company                                        72,700           6,765,644
Genetech, Inc. *                                           19,000           1,548,500
HCA Healthcare Company                                    152,300           6,702,723
Health Management Association,
  Class A *                                               100,800           2,091,600
Human Genome Sciences, Inc. *                              25,700           1,781,331
ImClone Systems, Inc. * (a)                                17,000             748,000
Immunex Corp. *                                            23,400             950,625
Johnson & Johnson                                          85,800           9,014,362
Luxottica Group S P A, ADR                                 89,200           1,226,500
Medtronic, Inc.                                            95,100           5,741,662
Merck & Company, Inc.                                     148,500          13,903,312
Millennium Pharmaceuticals, Inc. *                         25,400           1,571,625
Mylan Labs, Inc.                                           72,100           1,816,019
Novoste Corp. *                                            28,800             792,000
Pfizer, Inc.                                              441,982          20,331,172
Pharmacia & Upjohn, Inc.                                   50,700           3,092,700
Protein Design Laboratories, Inc. *                        19,600           1,702,750
QLT PhotoTherapeutics, Inc. * (a)                          15,400             431,200
QLT PhotoTherapeutics, Inc.-CAD *                           3,600             100,900
Schering-Plough Corp.                                     130,000           7,377,500
Shire Pharmaceuticals Group Place, ADR *
   (a)                                                     34,200           1,575,338
Tenet Healthcare Corp. *                                  127,670           5,673,336
Vertex Pharmaceuticals, Inc. *                             15,600           1,115,400
Watson Pharmaceuticals, Inc. *                             45,400           2,323,913
XOMA, Ltd. * (a)                                           94,700             923,325
                                                                          -----------
                                                                          121,602,634
ELECTRICAL EQUIPMENT - 6.35%
Emerson Electric Company                                   48,000           3,783,000
General Electric Company                                  637,100          30,540,981
SCI Systems, Inc. *                                        19,500             514,313
Sony Corp.                                                 18,200           1,269,450
                                                                          -----------
                                                                           36,107,744
ELECTRIC UTILITIES - 0.52%
AES Corp. *                                                18,300           1,013,363
Southern Company                                           59,200           1,968,400
                                                                          -----------
                                                                            2,981,763

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
ELECTRONICS - 1.51%
Agilent Technologies, Inc. *                               19,849          $1,086,733
Analog Devices, Inc. *                                     25,100           1,284,806
Flextronics International, Ltd. *                          30,800             877,800
Kudelski SA *                                                 800             888,395
Rockwell International Corp.                               58,800           2,800,350
Samsung Electronics, Ltd., GDR *                            7,300             516,475
Waters Corp. *                                             13,900           1,160,650
                                                                           ----------
                                                                            8,615,209
FINANCIAL SERVICES - 6.97%
American Express Company                                   80,600           4,427,962
Charles Schwab Corp.                                       59,000           1,674,125
Citigroup, Inc.                                           165,466           8,449,108
Federal Home Loan Mortgage Corp.                           81,700           5,627,087
Federal National Mortgage Association                     172,300          14,947,025
Morgan Stanley Dean Witter & Company                       38,000           3,011,500
Nomura Securities Company, Ltd.                            44,000             790,938
UTStarcom, Inc. * (a)                                      46,700             723,850
                                                                           ----------
                                                                           39,651,595
FOOD & BEVERAGES - 3.18%
Heineken NV                                                54,374           3,290,635
PepsiCo, Inc.                                              86,700           4,297,069
The Coca-Cola Company                                     172,000          10,481,250
                                                                           ----------
                                                                           18,068,954
GAS & PIPELINE UTILITIES - 0.96%
Enron Corp.                                                31,700           2,635,063
NiSource, Inc.                                             53,000           1,629,750
Vivendi Universal, ADR (a)                                 18,560           1,212,200
                                                                           ----------
                                                                            5,477,013
HOTELS & RESTAURANTS - 0.56%
McDonalds Corp.                                            93,100           3,165,400
                                                                           ----------

HOUSEHOLD PRODUCTS - 1.63%
Colgate-Palmolive Company                                  19,200           1,239,360
Procter & Gamble Company                                   92,200           7,231,937
Tupperware Corp.                                           39,700             811,369
                                                                           ----------
                                                                            9,282,666
INDUSTRIAL MACHINERY - 1.39%
Deere & Company                                            76,280           3,494,577
Illinois Tool Works, Inc.                                  31,500           1,876,219
Ingersoll-Rand Company                                     60,500           2,533,438
                                                                           ----------
                                                                            7,904,234
INSURANCE - 2.96%
American International Group, Inc.                        108,956          10,738,976
Chubb Corp.                                                17,600           1,522,400
Metlife, Inc. (a)                                         130,500           4,567,500
                                                                           ----------
                                                                           16,828,876
INTERNATIONAL OIL - 0.99%
Chevron Corp.                                              32,800           2,769,550
Halliburton Company                                        79,500           2,881,875
                                                                           ----------
                                                                            5,651,425
INTERNET CONTENT - 0.20%
CNET Networks, Inc. * (a)                                  33,600             537,075
Yahoo, Inc. *                                              19,800             597,403
                                                                           ----------
                                                                            1,134,478
INTERNET SERVICE PROVIDER - 0.94%
America Online, Inc. *                                    152,900           5,320,920
                                                                           ----------

INTERNET SOFTWARE - 0.57%
Juniper Networks, Inc. *                                    9,500           1,197,594
VeriSign, Inc. *                                           27,500           2,040,156
                                                                           ----------
                                                                            3,237,750

LEISURE TIME - 0.54%
The Walt Disney Company *                                 106,057           3,069,024
                                                                           ----------

LIQUOR - 0.85%
Anheuser-Busch Companies, Inc.                            105,700           4,809,350
                                                                           ----------

NEWSPAPERS - 0.31%
New York Times Company, Class A                            44,300           1,774,769
                                                                           ----------

PETROLEUM SERVICES - 1.85%
Global Marine, Inc. *                                      58,700           1,665,612
Noble Drilling Corp. *                                     60,700           2,636,656
Schlumberger, Ltd.                                         77,700           6,211,144
                                                                           ----------
                                                                           10,513,412
RAILROADS & EQUIPMENT - 0.30%
Canadian Pacific, Ltd.                                      5,000             142,813
Canadian Pacific, Ltd.-CAD                                 54,500           1,552,939
                                                                           ----------
                                                                            1,695,752
REAL ESTATE - 0.45%
Equity Residential Properties Trust SBI                    45,800           2,533,313
                                                                           ----------

RETAIL TRADE - 2.96%
Best Buy Company, Inc. *                                   26,800             792,275
CVS Corp.                                                  31,100           1,864,056
Home Depot, Inc.                                           65,350           2,985,678
The Swatch Group AG                                         5,536           1,444,709
Wal-Mart Stores, Inc.                                     183,900           9,769,687
                                                                           ----------
                                                                           16,856,405
SEMICONDUCTORS - 3.28%
Applied Materials, Inc. *                                  22,700             866,856
Caliper Technologies Corp. * (a)                           12,200             573,400
Intel Corp.                                               464,500          14,051,125
International Rectifier Corp. *                            43,200           1,296,000
LAM Research Corp. *                                       71,200           1,032,400
Micron Technology, Inc. *                                  23,400             830,700
                                                                           ----------
                                                                           18,650,481
SOFTWARE - 4.93%
BEA Systems, Inc. *                                        16,100           1,083,731
Cadence Design Systems, Inc. *                             53,900           1,482,250
Microsoft Corp. *                                         330,300          14,326,762
NVIDIA Corp. * (a)                                         16,100             527,527
Oracle Systems Corp. *                                    209,900           6,100,219
Siebel Systems, Inc. *                                     22,100           1,494,512
Synopsys, Inc. *                                           19,700             934,519
VERITAS Software Corp. * (a)                               23,900           2,091,250
                                                                           ----------
                                                                           28,040,770
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.36%
Carlton Communciations PLC                                 90,119             823,353
Charter Communications, Inc., Class A * (a)                63,500           1,440,656
CIENA Corp. *                                              15,400           1,253,175
Corning, Inc.                                              42,400           2,239,250
Cox Communications, Inc., Class A *                        63,500           2,956,719
JDS Uniphase Corp. *                                       14,700             612,806
McLeodUSA, Inc. * (a)                                      80,400           1,135,650
QUALCOMM, Inc. *                                           25,300           2,079,344
Scientific-Atlanta, Inc.                                   26,800             872,675
                                                                           ----------
                                                                           13,413,628
TELEPHONE - 0.81%
SBC Communications, Inc.                                   32,700           1,561,425
Vodafone Group PLC (a)                                    482,220           1,770,211
WorldCom, Inc. *                                           90,000           1,260,000
                                                                           ----------
                                                                            4,591,636

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
TOBACCO - 1.97%
Philip Morris Companies, Inc.                             255,330         $11,234,520
                                                                         ------------

TOTAL COMMON STOCKS
(Cost: $561,030,275)                                                     $521,458,808
                                                                         ------------


                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
SHORT TERM INVESTMENTS - 4.75%
Navigator Securities Lending Trust,
   6.47%                                              $27,027,931         $27,027,931
                                                                         ------------

REPURCHASE AGREEMENTS - 3.58%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 6.00%, to be
   repurchased at $20,340,390 on
   01/02/2001, collateralized by
   $15,850,000 U.S. Treasury Bonds,
   8.00% due 11/15/2021 (valued at
   $20,744,258, including interest)                   $20,337,000         $20,337,000
                                                                         ------------

TOTAL INVESTMENTS   (LARGE CAP GROWTH
TRUST)  (Cost: $608,395,206)                                             $568,823,739
                                                                         ============


QUANTITATIVE EQUITY TRUST

                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS - 91.58%
ADVERTISING - 0.24%
TMP Worldwide, Inc. *                                      26,900          $1,479,500
                                                                           ----------

AEROSPACE - 2.38%
Honeywell International, Inc.                             139,200           6,585,900
United Technologies Corp.                                 107,000           8,412,875
                                                                           ----------
                                                                           14,998,775
AIR TRAVEL - 1.85%
Southwest Airlines Company                                346,500          11,618,145
                                                                           ----------

BANKING - 3.59%
Bank of New York, Inc.                                    181,700          10,027,569
Golden West Financial Corp.                                32,600           2,200,500
MBNA Corp.                                                243,100           8,979,506
Northern Trust Corp.                                       17,000           1,386,562
                                                                           ----------
                                                                           22,594,137
BROADCASTING - 0.46%
Cablevision Systems Corp., Class A *                       33,900           2,879,381
                                                                           ----------

BUSINESS SERVICES - 4.04%
Amdocs, Ltd. *                                             31,500           2,086,875
Ecolab, Inc.                                               18,100             781,694
Omnicom Group, Inc.                                       117,000           9,696,375
Quanta Services, Inc. * (a)                                75,000           2,414,062
Tyco International, Ltd.                                  188,900          10,483,950
                                                                           ----------
                                                                           25,462,956
CHEMICALS - 0.13%
B.F. Goodrich Company                                      23,000             836,625
                                                                           ----------

CELLULAR COMMUNICATIONS - 1.18%
Nokia Corp., ADR                                          115,500           5,024,250
Vodafone Group PLC ADR New (a)                             67,550           2,419,134
                                                                           ----------
                                                                            7,443,384

COMPUTERS & BUSINESS EQUIPMENT - 5.30%
Brocade Communications Systems, Inc. *                     39,000           3,580,687
Cisco Systems, Inc. *                                     220,200           8,422,650
Dell Computer Corp. *                                     198,100           3,454,369
EMC Corp. *                                               142,200           9,456,300
Pitney Bowes, Inc.                                        121,500           4,024,687
Redback Networks, Inc. * (a)                               20,700             848,700
Sandisk Corp. *                                            16,900             468,975
Sun Microsystems, Inc. *                                  111,300           3,102,488
                                                                           ----------
                                                                           33,358,856
CRUDE PETROLEUM & NATURAL GAS - 1.38%
Conoco, Inc., Class A                                     304,300           8,710,588
                                                                           ----------

DOMESTIC OIL - 2.60%
Anadarko Petroleum Corp.                                   40,500           2,878,740
Phillips Petroleum Company                                114,700           6,523,563
USX-Marathon Group                                        251,700           6,984,675
                                                                           ----------
                                                                           16,386,978
DRUGS & HEALTH CARE - 10.28%
Abbott Laboratories                                       144,000           6,975,000
Forest Laboratories, Inc. *                                23,100           3,069,412
Guidant Corp. *                                           178,100           9,606,269
King Pharmaceuticals, Inc. *                               28,200           1,457,588
MedImmune, Inc. *                                          27,100           1,292,331
Oxford Health Plans, Inc. *                                41,500           1,639,250
Pfizer, Inc.                                              299,700          13,786,200
Quest Diagnostics, Inc. *                                  22,600           3,209,200
Schering-Plough Corp.                                     164,300           9,324,025
Unitedhealth Group, Inc.                                  189,200          11,612,150
Universal Health Services, Inc., Class B * (a)             25,200           2,816,100
                                                                           ----------
                                                                           64,787,525
ELECTRICAL EQUIPMENT - 2.75%
General Electric Company                                  339,400          16,269,988
Power One, Inc. * (a)                                      26,900           1,057,506
                                                                           ----------
                                                                           17,327,494
ELECTRIC UTILITIES - 1.45%
Calpine Corp. *                                            66,400           2,992,150
Dynegy, Inc., Class A                                      56,600           3,173,137
Reliant Energy, Inc.                                       68,300           2,958,244
                                                                           ----------
                                                                            9,123,531
ELECTRONICS - 4.38%
Agilent Technologies, Inc. *                              133,900           7,331,025
Amphenol Corp., Class A *                                  38,900           1,524,394
Linear Technology Corp.                                   106,400           4,921,000
Motorola, Inc.                                            267,000           5,406,750
Solectron Corp. *                                         162,900           5,522,310
Tektronix, Inc.                                            68,000           2,290,750
Transwitch Corp. * (a)                                     14,600             571,225
                                                                           ----------
                                                                           27,567,454
FINANCIAL SERVICES - 7.80%
Alliance Capital Management Holding LP                      1,600              81,000
Ambac Financial Group, Inc.                                28,200           1,644,412
Capital One Financial Corp.                                27,900           1,836,169
Citigroup, Inc.                                           286,866          14,648,095
Countrywide Credit Industries, Inc.                         8,200             412,050
Federal National Mortgage Association                    128,900          11,182,075
Lehman Brothers Holdings, Inc.                             18,200           1,230,775
Merrill Lynch & Company, Inc.                             136,800           9,328,050
Morgan Stanley Dean Witter & Company
                                                          111,000           8,796,750
                                                                           ----------
                                                                           49,159,376

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                           ------            -----
FOOD & BEVERAGES - 2.53%
Hershey Foods Corp.                                        14,400            $927,000
Pepsi Bottling Group, Inc.                                307,100          12,264,806
SYSCO Corp.                                                92,000           2,760,000
                                                                         ------------
                                                                           15,951,806
GAS & PIPELINE UTILITIES - 1.74%
Coastal Corp.                                             124,400          10,986,075
                                                                         ------------

HOTELS & RESTAURANTS - 0.63%
Darden Restaurants, Inc.                                   50,800           1,162,050
MGM Grand, Inc. (a)                                        99,700           2,810,294
                                                                         ------------
                                                                            3,972,344
INDUSTRIAL MACHINERY - 0.78%
Ingersoll-Rand Company                                    117,300           4,911,938
                                                                         ------------

INSURANCE - 6.86%
American International Group, Inc.                        176,925          17,438,170
CIGNA Corp.                                                94,200          12,462,660
John Hancock Financial Services                            19,500             733,688
Lincoln National Corp.                                     30,100           1,424,106
Marsh & McLennan Companies, Inc.                           80,450           9,412,650
MGIC Investment Corp.                                      25,600           1,726,400
                                                                         ------------
                                                                           43,197,674
INTERNATIONAL OIL - 0.90%
Texaco, Inc.                                               91,400           5,678,225
                                                                         ------------

INTERNET CONTENT - 0.53%
Check Point Software Technologies, Ltd. * (a)              12,300           1,642,819
Inktomi Corp. * (a)                                        94,200           1,683,825
                                                                         ------------
                                                                            3,326,644
INTERNET SOFTWARE - 0.62%
Juniper Networks, Inc. *                                   30,800           3,882,725
                                                                         ------------
LEISURE TIME - 1.47%
Carnival Corp., Class A                                   167,600           5,164,175
The Walt Disney Company *                                 142,200           4,114,913
                                                                         ------------
                                                                            9,279,088
PETROLEUM SERVICES - 1.16%
Apache Corp.                                               27,300           1,912,706
ENSCO International, Inc.                                  71,600           2,438,875
Smith International, Inc. *                                39,900           2,975,044
                                                                         ------------
                                                                            7,326,625
PUBLISHING - 0.89%
McGraw-Hill Companies, Inc.                                95,300           5,586,963

RETAIL GROCERY - 3.05%
Kroger Company *                                          303,000           8,199,937
Safeway, Inc. *                                           176,600          11,037,500
                                                                         ------------
                                                                           19,237,437
RETAIL TRADE - 6.00%
CVS Corp.                                                 245,400          14,708,662
Kohls Corp. *                                              39,600           2,415,600
Lowe's Companies, Inc.                                    142,400           6,336,800
Staples, Inc. *                                           540,850           6,388,791
Target Corp.                                              188,300           6,072,675
Tiffany & Company                                          59,000           1,865,875
                                                                         ------------
                                                                           37,788,403
SEMICONDUCTORS - 3.13%
Applied Materials, Inc. *                                 119,300           4,555,769
Applied Micro Circuits Corp. *                             22,600           1,696,059
Broadcom Corp., Class A * (a)                              49,300           4,165,850
Intel Corp.                                               209,400           6,334,350
LSI Logic Corp. *                                         138,100           2,360,129
PMC-Sierra, Inc. * (a)                                      7,700             605,413
                                                                         ------------
                                                                           19,717,570
SOFTWARE - 4.48%
Acxiom Corp. *                                             67,500           2,628,281
BEA Systems, Inc. *                                        21,200           1,427,025
DST Systems, Inc. * (a)                                    36,500           2,445,500
Intuit, Inc. *                                             36,700           1,447,356
Microsoft Corp. *                                         189,700           8,228,237
Oracle Systems Corp. *                                    259,400           7,538,813
Siebel Systems, Inc. *                                     67,000           4,530,875
                                                                         ------------
                                                                           28,246,087
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.15%
CIENA Corp. *                                              59,300           4,825,537
Corning, Inc.                                             120,400           6,358,625
JDS Uniphase Corp. *                                       57,000           2,376,188
Lucent Technologies, Inc.                                  69,800             942,300
Metromedia Fiber Network, Inc., Class A *                  87,400             884,925
Nortel Networks Corp.                                      86,600           2,776,612
Qwest Communications International, Inc. *                166,876           6,841,916
Scientific-Atlanta, Inc.                                   34,200           1,113,638
                                                                         ------------
                                                                           26,119,741

TELEPHONE - 1.89%
Nextel Communications, Inc., Class A *                    235,800           5,836,050
Sprint Corp. (FON Group)                                  109,300           2,220,156
WorldCom, Inc. *                                          275,055           3,850,770
                                                                         ------------
                                                                           11,906,976
TOBACCO - 0.74%
Philip Morris Companies, Inc.                             105,600           4,646,400

TRANSPORTATION - 0.22%
Harley Davidson, Inc. (a)                                  35,400           1,407,150
                                                                         ------------


TOTAL COMMON STOCKS
(Cost: $578,733,586)                                                     $576,904,576
                                                                         ------------


                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
SHORT TERM INVESTMENTS - 3.16%
Navigator Securities Lending Trust,
   6.47%                                              $19,912,926         $19,912,926
                                                                         ------------

REPURCHASE AGREEMENTS - 5.26%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.90%, to be
   repurchased at $33,157,433 on
   01/02/2001, collateralized by
   $27,425,000 U.S. Treasury Bonds,
   7.25% due 08/15/2022 (valued at
   $33,818,453, including interest)                   $33,152,000         $33,152,000
                                                                         ------------

TOTAL INVESTMENTS   (QUANTITATIVE EQUITY
TRUST)  (Cost: $631,798,512)                                             $629,969,502
                                                                         ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 94.43%
AEROSPACE - 0.15%
United Technologies Corp.                                38,000       $2,987,750
                                                                     -----------
AUTO PARTS - 0.79%
Danaher Corp.                                           236,200       16,150,175
                                                                     -----------
BANKING - 5.74%
Bank of New York, Inc.                                  505,600       27,902,800
Chase Manhattan Corp.                                   264,450       12,015,947
Firstar Corp.                                           219,900        5,112,675
Mellon Financial Corp.                                  596,200       29,325,587
Providian Financial Corp.                               357,500       20,556,250
State Street Corp.                                      182,300       22,643,483
                                                                     -----------
                                                                     117,556,742
BROADCASTING - 3.55%
American Telephone & Telegraph
   Corp.-Liberty Media Group, Class A *                 393,300        5,334,131
Clear Channel Communications *                          385,500       18,672,656
Comcast Corp., Class A *                                234,200        9,777,850
Infinity Broadcasting Corp., Class A *                  426,000       11,901,375
Viacom, Inc., Class B *                                 576,314       26,942,680
                                                                     -----------
                                                                      72,628,692
BUSINESS SERVICES - 4.31%
Automatic Data Processing, Inc.                         394,100       24,951,456
First Data Corp.                                        432,300       22,776,806
Omnicom Group, Inc.                                     201,200       16,674,450
Tyco International, Ltd.                                432,296       23,992,428
                                                                     -----------
                                                                      88,395,140
CELLULAR COMMUNICATIONS - 2.37%
China Mobile Hong Kong, Ltd. *                          178,000        4,828,250
Nokia Corp., ADR                                        486,600       21,167,100
Sprint Corp. (PCS Group) * (a)                          174,300        3,562,256
Vodafone Group PLC ADR New (a)                          532,250       19,061,203
                                                                     -----------
                                                                      48,618,809
COMPUTERS & BUSINESS EQUIPMENT - 5.70%
Brocade Communications Systems, Inc. *                    6,800          624,325
Cisco Systems, Inc. *                                 1,247,700       47,724,525
Dell Computer Corp. *                                   434,000        7,567,875
EMC Corp. *                                             288,500       19,185,250
Hewlett-Packard Company                                 216,800        6,842,750
Maxim Integrated Products, Inc. *                       214,700       10,265,344
Sun Microsystems, Inc. *                                311,900        8,694,212
Symbol Technologies, Inc. (a)                            59,800        2,152,800
Texas Instruments, Inc.                                 288,600       13,672,425
                                                                     -----------
                                                                     116,729,506
DOMESTIC OIL - 1.93%
Amerada Hess Corp.                                       83,400        6,093,413
Exxon Mobil Corp.                                       385,133       33,482,500
                                                                     -----------
                                                                      39,575,913
DRUGS & HEALTH CARE - 15.64%
Allergan, Inc.                                           64,000        6,196,000
American Home Products Corp.                            436,200       27,720,510
Amgen, Inc. *                                           139,100        8,893,706
Applera Corp.                                            88,100        8,286,906
Baxter International, Inc.                              302,900       26,749,856
Genetech, Inc. *                                        166,000       13,529,000
IDEC Pharmaceuticals Corp. * (a)                         26,800        5,080,275
Immunex Corp. *                                         116,900        4,749,063
Johnson & Johnson                                       198,800       20,886,425
Laboratory Corp. America Holdings *                      10,900        1,918,400

                                                          SHARES         VALUE
                                                          ------         -----
DRUGS & HEALTH CARE - CONTINUED
MedImmune, Inc. *                                         184,200     $8,784,037
Medtronic, Inc.                                            27,100      1,636,163
Merck & Company, Inc.                                     221,000     20,691,125
Pfizer, Inc.                                            1,753,200     80,647,200
Pharmacia & Upjohn, Inc.                                  371,365     22,653,265
Schering-Plough Corp.                                     379,500     21,536,625
Unitedhealth Group, Inc.                                  456,400     28,011,550
Wellpoint Health Networks, Inc., Class A *                108,200     12,470,050
                                                                     -----------
                                                                     320,440,156
ELECTRICAL EQUIPMENT - 2.87%
General Electric Company                                1,225,600     58,752,200
                                                                     -----------
ELECTRONICS - 3.70%
Agilent Technologies, Inc. *                                2,800        153,300
Analog Devices, Inc. *                                    286,900     14,685,694
Flextronics International, Ltd. *(a)                      688,900     19,633,650
Solectron Corp. *                                         453,900     15,387,210
Waters Corp. *                                            310,700     25,943,450
                                                                     -----------
                                                                      75,803,304
FINANCIAL SERVICES - 14.53%
American Express Company                                  381,400     20,953,162
Capital One Financial Corp.                               319,100     21,000,769
Charles Schwab Corp.                                      125,000      3,546,875
Citigroup, Inc.                                         1,486,796     75,919,521
Concord EFS, Inc. * (a)                                    66,700      2,930,631
Federal Home Loan Mortgage Corp.                          986,900     67,972,737
Federal National Mortgage Association                     511,000     44,329,250
Goldman Sachs Group, Inc.                                  57,700      6,170,294
Morgan Stanley Dean Witter & Company                      222,000     17,593,500
Stilwell Financial, Inc.                                  307,700     12,134,919
Wells Fargo & Company                                     450,900     25,109,494
                                                                     -----------
                                                                     297,661,152
FOOD & BEVERAGES - 2.46%
PepsiCo, Inc.                                             503,500     24,954,719
Quaker Oats Company                                        35,700      3,476,287
The Coca-Cola Company                                     361,100     22,004,531
                                                                     -----------
                                                                      50,435,537
GAS & PIPELINE UTILITIES - 0.51%
El Paso Energy Corp. (a)                                  146,400     10,485,900
                                                                     -----------
HOUSEHOLD PRODUCTS - 0.21%
Crown Castle International Corp. * (a)                    158,300      4,283,994
                                                                     -----------
INSURANCE - 4.08%
ACE, Ltd.                                                 611,400     25,946,287
American International Group, Inc.                        115,327     11,366,917
CIGNA Corp.                                               126,900     16,788,870
Hartford Financial Services Group, Inc.                    95,100      6,716,438
Marsh & McLennan Companies, Inc.                          195,200     22,838,400
                                                                     -----------
                                                                      83,656,912
INTERNATIONAL OIL - 1.95%
Chevron Corp.                                             283,700     23,954,919
Royal Dutch Petroleum Company, GDR                        263,100     15,933,994
                                                                     -----------
                                                                      39,888,913
INTERNET CONTENT - 0.02%
Check Point Software Technologies, Ltd. * (a)               2,700        360,619
                                                                     -----------

INTERNET SERVICE PROVIDER - 1.33%
America Online, Inc. *                                    781,900     27,210,120
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
                                                        ------            -----
INTERNET SOFTWARE - 1.24%
Ariba, Inc. *                                           108,500       $5,818,313
Exodus Communications, Inc. *                           145,100        2,902,000
Juniper Networks, Inc. *                                 84,500       10,652,281
Macromedia, Inc. *                                       67,600        4,106,700
VeriSign, Inc. * (a)                                     25,700        1,906,619
                                                                  --------------
                                                                      25,385,913
LEISURE TIME - 0.19%
The Walt Disney Company *                               135,700        3,926,819
                                                                  --------------
PAPER - 0.23%
Kimberly-Clark Corp.                                     67,000        4,736,230
                                                                  --------------
PETROLEUM SERVICES - 2.50%
Baker Hughes, Inc.                                      666,600       27,705,562
BJ Services Company *                                   125,400        8,636,925
BP Amoco PLC, ADR                                       167,900        8,038,213
Schlumberger, Ltd.                                       21,500        1,718,656
Transocean Offshore, Inc.                               112,400        5,170,400
                                                                  --------------
                                                                      51,269,756
PUBLISHING - 0.45%
McGraw-Hill Companies, Inc.                             156,900        9,198,263
                                                                  --------------
RETAIL GROCERY - 2.62%
Kroger Company *                                        725,300       19,628,431
Safeway, Inc. *                                         543,200       33,950,000
                                                                  --------------
                                                                      53,578,431
RETAIL TRADE - 3.47%
CVS Corp.                                               353,966       21,215,837
Home Depot, Inc.                                        351,700       16,068,294
Target Corp.                                            272,100        8,775,225
Wal-Mart Stores, Inc.                                   469,600       24,947,500
                                                                  --------------
                                                                      71,006,856
SEMICONDUCTORS - 3.28%
Altera Corp. *                                          459,200       12,082,700
Applied Materials, Inc. *                               262,900       10,039,494
Applied Micro Circuits Corp. *                          105,200        7,894,931
Intel Corp.                                             462,800       13,999,700
KLA-Tencor Corp. *                                      106,900        3,601,194
LSI Logic Corp. *                                       269,200        4,600,628
QLogic Corp. *                                           63,600        4,897,200
Xilinx, Inc. *                                          217,300       10,022,962
                                                                  --------------
                                                                      67,138,809
SOFTWARE - 4.50%
Intuit, Inc. *                                          131,600        5,189,975
Microsoft Corp. *                                       816,700       35,424,362
Oracle Systems Corp. *                                1,000,800       29,085,750
Peregrine Systems, Inc. * (a)                            27,000          533,250
Siebel Systems, Inc. *                                  163,500       11,056,687
VERITAS Software Corp. *                                125,025       10,939,688
                                                                  --------------
                                                                      92,229,712
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.43%
Corning, Inc.                                           458,000       24,188,125
JDS Uniphase Corp. *                                     59,600        2,484,575
Nortel Networks Corp.                                   336,000       10,773,000
QUALCOMM, Inc. *                                         10,700          879,406
SDL, Inc. * (a)                                          59,900        8,876,432
Tellabs, Inc. *                                          45,600        2,576,400
                                                                  --------------
                                                                      49,777,938


                                                         SHARES         VALUE
                                                         ------         -----
TELEPHONE - 0.47%
Nextel Communications, Inc., Class A *                 108,500        $2,685,375
SBC Communications, Inc.                                93,600         4,469,400
XO Communications Inc., Class A * (a)                  135,400         2,411,813
                                                                  --------------
                                                                       9,566,588
TOBACCO - 1.21%
Philip Morris Companies, Inc.                          562,700        24,758,800
                                                                  --------------
TOTAL COMMON STOCKS
(Cost: $1,619,936,821)                                            $1,934,195,649
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
SHORT TERM INVESTMENTS - 4.31%
Navigator Securities Lending Trust,
  6.47%                                             $54,337,342      $54,337,342
T. Rowe Price Resources Investor Fund                34,066,487       34,066,487
                                                                  --------------
                                                                     $88,403,829

REPURCHASE AGREEMENTS - 1.26%
Repurchase Agreement with State
 Street Bank & Trust Company, dated
 12/29/2000 at 5.50%, to be repurchased
 at $25,730,931 on 01/02/2001,
 collateralized by $24,120,000 U.S.
 Treasury Bonds, 6.125% due 11/15/2027
 (valued at $26,244,248, including
 interest.)                                         $25,727,000      $25,727,000
                                                                  --------------
TOTAL INVESTMENTS   (BLUE CHIP GROWTH TRUST)
(Cost: $1,734,067,650)                                            $2,048,326,478
                                                                  ==============

REAL ESTATE SECURITIES TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 92.32%
BANKING - 11.93%
Associated Banc-Corp                                       26,460       $803,723
Astoria Financial Corp. (a)                                19,000      1,031,937
Bank America Corp.                                         15,000        688,125
Bank of New York, Inc.                                     12,000        662,250
Bank United Corp., Class A                                 36,600      2,495,662
Banknorth Group, Inc.                                      26,500        528,344
City National Corp. (a)                                    20,000        776,250
Colonial Bancgroup, Inc.                                   28,900        310,675
Comerica, Inc.                                             27,000      1,603,125
Commercial Federal Corp.                                   39,600        769,725
Firstar Corp.                                              33,000        767,250
FleetBoston Financial Corp.                                55,000      2,065,937
Golden State Bancorp, Inc. (a)                             68,500      2,153,469
Golden West Financial Corp.                                14,300        965,250
Greenpoint Financial Corp.                                 59,200      2,423,500
Hibernia Corp., Class A                                    62,000        790,500
Huntington Bancshares, Inc.                                46,200        747,863
KeyCorp                                                    30,000        840,000
National Commerce Bancorp                                  74,500      1,843,875
North Fork Bancorporation, Inc.                            40,000        982,500
Roslyn Bancorp, Inc. (a)                                   29,500        805,719
Southwest Bancorporation of Texas, Inc. * (a)              15,400        661,238
Sovereign Bancorp, Inc. (a)                                55,000        446,875
SunTrust Banks, Inc.                                       13,400        844,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
BANKING - CONTINUED
Synovus Financial Corp.                                   34,000        $915,875
Union Planters Corp.                                      43,800       1,565,850
Washington Mutual, Inc.                                   61,700       3,273,956
Zions BanCorporation (a)                                  15,000         936,562
                                                                    ------------
                                                                      32,700,235
BUILDING MATERIALS & CONSTRUCTION - 0.53%
Dycom Industries, Inc. *                                  40,100       1,441,094
                                                                    ------------
BUSINESS SERVICES - 0.84%
Quanta Services, Inc. * (a)                               71,550       2,303,016
                                                                    ------------
CONSTRUCTION MATERIALS - 0.78%
Fastenal Company (a)                                      39,200       2,151,100
                                                                    ------------
CONSTRUCTION & MINING EQUIPMENT - 0.78%
Caterpillar, Inc.                                         45,000       2,129,062
                                                                    ------------
FINANCIAL SERVICES - 3.26%
Compass Bancshares, Inc.                                 107,000       2,554,625
Countrywide Credit Industries, Inc.                       18,000         904,500
Federal Home Loan Mortgage Corp.                          15,000       1,033,125
Federal National Mortgage
   Association                                            15,000       1,301,250
First Republic Bank                                       31,100       1,026,300
Radian Group, Inc.                                        28,100       2,109,256
                                                                    ------------
                                                                       8,929,056
HOMEBUILDERS - 2.12%
Centex Corp.                                              52,000       1,953,250
Kaufman & Broad Home Corp. (a)                            55,700       1,876,394
Lennar Corp.                                              55,000       1,993,750
                                                                    ------------
                                                                       5,823,394
HOTELS & RESTAURANTS - 2.89%
Extended Stay America, Inc. *                            115,000       1,477,750
Hilton Hotels Corp.                                      300,000       3,150,000
Starwood Hotels & Resorts SBI, Class B                    93,700       3,302,925
                                                                    ------------
                                                                       7,930,675
HOUSEHOLD APPLIANCES - 1.10%
Black & Decker Corp.                                      77,000       3,022,250
                                                                    ------------
INDUSTRIAL MACHINERY - 1.72%
Deere & Company                                           82,500       3,779,531
Mueller Industry, Inc. *                                  34,800         933,075
                                                                    ------------
                                                                       4,712,606
INSURANCE - 2.98%
Fidelity National Financial Corp.                        100,000       3,693,750
MGIC Investment Corp.                                     34,600       2,333,337
PMI Group, Inc.                                           31,800       2,152,463
                                                                    ------------
                                                                       8,179,550
REAL ESTATE - 63.15%
AMB Property Corp.                                       106,100       2,738,706
Apartment Investment & Management
   Company, Class A                                      157,060       7,843,184
Archstone Communities Trust SBI                          263,308       6,780,181
Avalon Bay Communities, Inc. (a)                         138,687       6,951,686
Bedford Property Investments, Inc.                        58,800       1,190,700
Boston Properties, Inc.                                  156,650       6,814,275
BRE Properties, Inc.                                      19,000         602,063
Cabot Industrial Trust SBI                                20,800         399,100
CarrAmerica Realty Corp.                                 105,200       3,294,075
CBL & Associates Properties, Inc.                        119,048       3,013,403

                                                         SHARES         VALUE
                                                         ------         -----
REAL ESTATE - CONTINUED
CenterPoint Properties Trust                                3,775       $178,369
Charles E. Smith Residential                               39,208      1,842,776
Chateau Communities, Inc.                                  60,000      1,826,250
Chelsea GCA Realty, Inc.                                   84,700      3,123,312
Colonial Properties Trust SBI                              49,572      1,291,970
Cornerstone Realty Income Trust, Inc.                      38,900        410,881
Cousins Properties, Inc.                                   40,500      1,131,469
Crescent Real Estate Equities                             185,570      4,128,932
Developers Diversified Realty                              36,527        486,266
Duke-Weeks Realty Investments, Inc.                       286,080      7,044,720
EastGroup Properties, Inc.                                 46,600      1,042,675
Equity Office Properties Trust                            582,730     19,011,566
Equity Residential Properties Trust SBI                   232,988     12,887,149
Essex Property Trust                                       15,500        848,625
Federal Realty Investment Trust SBI                        97,068      1,844,292
First Industrial Realty Trust, Inc.                        66,200      2,250,800
Franchise Finance Corp. of America                         50,600      1,179,613
General Growth Properties, Inc.                            71,800      2,598,263
Glenborough Realty Trust, Inc.                             57,250        994,719
Highwoods Properties, Inc.                                 47,402      1,179,125
Home Properties of New York, Inc.                           1,800         50,288
Hospitality Properties Trust SBI                           22,537        509,900
Host Marriott Corp.                                       388,472      5,025,856
JP Reality, Inc.                                           73,600      1,159,200
Kimco Realty Corp.                                        122,700      5,421,806
Koger Equity, Inc.                                        182,900      2,846,381
Liberty Property Trust SBI                                152,100      4,344,356
Meristar Hospitality Corp.                                 51,600      1,015,875
National Golf Properties, Inc.                             72,800      1,496,950
New Plan Excel Realty Trust, Inc.                          66,850        877,406
Parkway Properties, Inc.                                   52,500      1,558,594
Pinnacle Holdings, Inc. *                                  33,428        302,941
Prologis Trust SBI                                        302,972      6,741,127
Public Storage, Inc.                                      117,677      2,861,022
Regency Realty Corp.                                       20,000        473,750
Rouse Company                                             202,058      5,152,479
Simon Property Group, Inc.                                365,422      8,770,128
SL Green Realty Corp.                                      91,336      2,557,408
Spieker Properties, Inc.                                  114,100      5,719,262
Sun Communities, Inc.                                      34,620      1,159,770
Taubman Centers, Inc., REIT                                79,296        867,300
Vornado Realty Trust                                      208,987      8,006,814
Weingarten Realty Investors SBI                            30,200      1,321,250
                                                                    ------------
                                                                     173,169,008
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.24%
Mastec, Inc. *                                             33,200        664,000
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $219,044,962)                                                $253,155,046
                                                                    ------------

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                     ------           -----
SHORT TERM INVESTMENTS - 6.15%
Navigator Securities Lending Trust,
   6.47%                                           $16,854,234      $16,854,234
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                     ------           -----
REPURCHASE AGREEMENTS - 1.53%
Repurchase Agreement with State
 Street Bank & Trust Company, dated
 12/29/2000 at 5.90%, to be repurchased
 at $4,191,687 on 01/02/2001,
 collateralized by $3,470,000 U.S.
 Treasury Bonds, 7.25% due 08/15/2022
 (valued at $4,278,944, including
 interest)                                          $4,191,000       $4,191,000
                                                                    ------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES
TRUST) (Cost: $240,090,196)                                         $274,200,280
                                                                    ============

VALUE TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 88.34%
AEROSPACE - 1.18%
Honeywell International, Inc.                             33,400      $1,580,238
TRW, Inc.                                                 22,000         852,500
                                                                    ------------
                                                                       2,432,738
AIR TRAVEL - 2.91%
AMR Corp. *                                               82,000       3,213,375
Delta Air Lines, Inc.                                     55,900       2,805,481
                                                                    ------------
                                                                       6,018,856
APPAREL & TEXTILES - 3.98%
Jones Apparel Group, Inc. * (a)                           62,000       1,995,625
Liz Claiborne, Inc.                                       80,600       3,354,975
V. F. Corp.                                               79,700       2,888,328
                                                                    ------------
                                                                       8,238,928
AUTO PARTS - 1.59%
Dana Corp. (a)                                            55,400         848,313
Eaton Corp.                                               32,600       2,451,112
                                                                    ------------
                                                                       3,299,425
AUTOMOBILES - 1.22%
Ford Motor Company Delaware                              107,824       2,527,125
                                                                    ------------
BANKING - 8.17%
Bank America Corp.                                        33,500       1,536,813
Chase Manhattan Corp.                                     79,800       3,625,912
First Union Corp.                                         27,020         751,494
FleetBoston Financial Corp.                               67,051       2,518,603
PNC Bank Corp.                                            38,800       2,834,825
Washington Mutual, Inc.                                  106,100       5,629,931
                                                                    ------------
                                                                      16,897,578
BUILDING MATERIALS & CONSTRUCTION - 1.86%
Masco Corp. *                                            150,000       3,853,125
                                                                    ------------
BUSINESS SERVICES - 2.06%
First Data Corp.                                          81,100       4,272,956
                                                                    ------------
CHEMICALS - 5.04%
Dow Chemical Company                                      30,500       1,117,062
Eastman Chemical Company                                  35,900       1,750,125
Engelhard Corp.                                          117,600       2,396,100
IMC Global, Inc.                                          78,600       1,223,212
Lubrizol Corp.                                            84,600       2,178,450
Praxair, Inc.                                             21,900         971,813


                                                         SHARES         VALUE
                                                         ------         -----

CHEMICALS - CONTINUED
Solutia, Inc.                                              66,000       $792,000
                                                                     -----------
                                                                      10,428,762
COMPUTERS & BUSINESS EQUIPMENT - 4.67%
Hewlett-Packard Company                                    34,800      1,098,375
Lexmark International Group, Inc., Class A * (a)           56,500      2,503,656
Quantum Corp. *                                           336,600      4,480,987
Sabre Group Holdings, Inc. *                               32,746      1,412,171
Xerox Corp.                                                34,900        161,413
                                                                    ------------
                                                                       9,656,602
CONSTRUCTION & MINING EQUIPMENT - 0.60%
Caterpillar, Inc.                                          26,100      1,234,856
                                                                    ------------
DOMESTIC OIL - 0.83%
USX-Marathon Group                                         61,500      1,706,625
                                                                    ------------
DRUGS & HEALTH CARE - 14.28%
Aetna United States Healthcare, Inc. *                     23,100        948,544
Bausch & Lomb, Inc.                                        23,500        950,281
Beckman Coulter, Inc.                                      46,500      1,950,094
Health Net, Inc. * (a)                                    298,040      7,804,922
HEALTHSOUTH Corp. *                                       765,200     12,482,325
Tenet Healthcare Corp. *                                  121,900      5,416,931
                                                                    ------------
                                                                      29,553,097
ELECTRICAL EQUIPMENT - 1.47%
Cooper Industries, Inc.                                    66,000      3,031,875
                                                                    ------------
ELECTRIC UTILITIES - 0.47%
Duke Energy Company                                        11,439        975,175
                                                                    ------------
ELECTRONICS - 2.42%
Arrow Electronics, Inc. *                                  83,500      2,390,188
Avnet, Inc.                                                69,400      1,492,100
Rockwell International Corp.                               23,400      1,114,425
                                                                    ------------
                                                                       4,996,713
FINANCIAL SERVICES - 3.03%
Citigroup, Inc.                                            57,235      2,922,562
Federal Home Loan Mortgage Corp.                           16,100      1,108,888
Federal National Mortgage Association                      12,700      1,101,725
Household International, Inc.                              20,800      1,144,000
                                                                    ------------
                                                                       6,277,175
HOTELS & RESTAURANTS - 1.23%
Tricon Global Restaurants, Inc. *                          77,400      2,554,200
                                                                    ------------
HOUSEHOLD APPLIANCES - 3.34%
Black & Decker Corp.                                       66,500      2,610,125
Maytag Corp.                                               43,200      1,395,900
Whirlpool Corp.                                            60,800      2,899,400
                                                                    ------------
                                                                       6,905,425

HOUSEHOLD PRODUCTS - 0.94%
Fortune Brands, Inc.                                       64,800      1,944,000
                                                                    ------------
INDUSTRIAL MACHINERY - 6.20%
Cummins Engine, Inc.                                       86,200      3,270,212
Dover Corp.                                                21,500        872,094
Illinois Tool Works, Inc.                                  16,900      1,006,606
Ingersoll-Rand Company                                     25,900      1,084,563
Parker-Hannifin Corp.                                     121,850      5,376,631

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
INDUSTRIAL MACHINERY - CONTINUED
Tecumseh Products Company, Class A                         29,100     $1,220,381
                                                                    ------------
                                                                      12,830,487
INSURANCE - 7.51%
ACE, Ltd.                                                  71,000      3,013,063
Allstate Corp.                                             64,000      2,788,000
American General Corp.                                     33,100      2,697,650
Everest Reinsurance Group, Ltd.                            58,900      4,218,712
Hartford Financial Services Group, Inc.                    39,800      2,810,875
                                                                    ------------
                                                                      15,528,300
INTERNATIONAL OIL - 0.92%
Texaco, Inc.                                               30,500      1,894,813
                                                                    ------------
PAPER - 0.81%
International Paper Company                                41,300      1,685,556
                                                                    ------------
RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe Corp.                         27,200        770,100
                                                                    ------------
REAL ESTATE - 0.79%
Weyerhaeuser Company                                       32,000      1,624,000
                                                                    ------------
RETAIL GROCERY - 0.42%
Albertsons, Inc.                                           32,700        866,550
                                                                    ------------
RETAIL TRADE - 0.66%
Toys R Us, Inc. *                                          81,400      1,358,363
                                                                    ------------
SANITARY SERVICES - 0.78%
Waste Management, Inc.                                     58,500      1,623,375
                                                                    ------------
SEMICONDUCTORS - 1.21%
Micron Technology, Inc. *                                  30,000      1,065,000
National Semiconductor Corp. *                             71,000      1,428,875
                                                                    ------------
                                                                       2,493,875
SOFTWARE - 0.30%
Computer Associates International, Inc.                    32,200        627,900
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.06%
Verizon Communications                                     43,902      2,200,589
                                                                    ------------
TELEPHONE - 4.65%
American Telephone & Telegraph Corp.                       46,200        799,837
SBC Communications, Inc.                                   59,700      2,850,675
WorldCom, Inc. *                                          426,400      5,969,600
                                                                    ------------
                                                                       9,620,112
TRUCKING & FREIGHT - 1.37%
CNF Transportation, Inc.                                   39,300      1,328,831
Navistar International Corp. *                             57,600      1,508,400
                                                                    ------------
                                                                       2,837,231

TOTAL COMMON STOCKS
(Cost: $163,290,497)                                                $182,766,487
                                                                    ------------




                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                       ------            -----
SHORT TERM INVESTMENTS - 1.33%
Navigator Securities Lending Trust,
   6.47%                                             $2,751,896       $2,751,896
                                                                    ------------
REPURCHASE AGREEMENTS - 10.33%
Repurchase Agreement with State
 Street Bank & Trust Company, dated
 12/29/2000 at 5.50%, to be repurchased
 at $21,381,266 on 01/02/2001,
 collateralized by $21,485,000 U.S.
 Treasury Notes, 6.250% due 10/31/2001
 (valued at $21,807,920, including
 interest)                                          $21,378,000      $21,378,000
                                                                    ------------
TOTAL INVESTMENTS (VALUE TRUST)
 (Cost: $187,420,393)                                               $206,896,383
                                                                    ============

TACTICAL ALLOCATION TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 75.66%
AEROSPACE - 1.25%
Boeing Company                                             2,500        $165,000
General Dynamics Corp.                                       600          46,800
Honeywell International, Inc.                              2,200         104,087
Lockheed Martin Corp.                                      1,200          40,740
Northrop Grumman Corp.                                       200          16,600
Raytheon Company, Class B                                  1,000          31,063
Textron, Inc.                                                400          18,600
TRW, Inc.                                                    400          15,500
United Technologies Corp.                                  1,300         102,212
                                                                    ------------
                                                                         540,602
AIR FREIGHT - 0.07%
Fedex Corp. *                                                800          31,968
                                                                    ------------
AIR TRAVEL - 0.20%
AMR Corp. *                                                  400          15,675
Delta Air Lines, Inc.                                        300          15,056
Southwest Airlines Company                                 1,400          46,942
US Airways Group, Inc. *                                     200           8,113
                                                                    ------------
                                                                          85,786
ALUMINUM - 0.26%
Alcan Aluminum, Ltd.                                         900          30,769
Alcoa, Inc.                                                2,400          80,400
                                                                    ------------
                                                                         111,169
APPAREL & TEXTILES - 0.05%
Liz Claiborne, Inc.                                          200           8,325
V. F. Corp.                                                  400          14,496
                                                                    ------------
                                                                          22,821
AUTO PARTS - 0.19%
Dana Corp.                                                   500           7,656
Danaher Corp.                                                400          27,350
Delphi Automotive Systems Corp. *                          1,700          19,125
Eaton Corp.                                                  200          15,037
Genuine Parts Company                                        500          13,094
                                                                    ------------
                                                                          82,262

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
AUTOMOBILES - 0.50%
Ford Motor Company Delaware                                 5,300       $124,219
General Motors Corp.                                        1,600         81,500
PACCAR, Inc.                                                  200          9,850
                                                                    ------------
                                                                         215,569
BANKING - 4.22%
AmSouth BanCorporation                                      1,100         16,775
Bank America Corp.                                          4,500        206,437
Bank of New York, Inc.                                      2,100        115,894
Bank One Corp.                                              3,200        117,200
BB&T Corp.                                                  1,100         41,044
Charter One Financial, Inc.                                   600         17,325
Chase Manhattan Corp.                                       3,600        163,575
Comerica, Inc.                                                400         23,750
Fifth Third Bancorp                                         1,300         77,675
First Union Corp.                                           2,700         75,094
Firstar Corp.                                               2,700         62,775
FleetBoston Financial Corp.                                 2,500         93,906
Golden West Financial Corp.                                   400         27,000
Huntington Bancshares, Inc.                                   800         12,950
KeyCorp                                                     1,200         33,600
MBNA Corp.                                                  2,400         88,650
Mellon Financial Corp.                                      1,400         68,862
National City Corp.                                         1,700         48,875
Northern Trust Corp.                                          600         48,937
Old Kent Financial Corp.                                      400         17,500
PNC Bank Corp.                                                800         58,450
Providian Financial Corp.                                     800         46,000
Southtrust Corp.                                              500         20,344
State Street Corp.                                            500         62,105
Summit Bancorp                                                500         19,094
SunTrust Banks, Inc.                                          800         50,400
Synovus Financial Corp.                                       800         21,550
U.S. Bancorp                                                2,100         61,294
Union Planters Corp.                                          400         14,300
Wachovia Corp.                                                600         34,875
Washington Mutual, Inc.                                     1,500         79,594
                                                                    ------------
                                                                       1,825,830
BIOTECHNOLOGY - 0.05%
Chiron Corp. *                                                500         22,250
                                                                    ------------
BROADCASTING - 1.32%
Clear Channel Communications *                              1,600         77,500
Comcast Corp., Class A *                                    2,500        104,375
Time Warner, Inc.                                           3,700        193,288
Viacom, Inc., Class B *                                     4,200        196,350
                                                                    ------------
                                                                         571,513
BUILDING MATERIALS & CONSTRUCTION - 0.08%
Masco Corp. *                                               1,300         33,394
                                                                    ------------
BUSINESS SERVICES - 2.00%
Automatic Data Processing, Inc.                             1,800        113,962
Cendant Corp. *                                             2,100         20,212
Ceridian Corp. *                                              400          7,975
Computer Sciences Corp. *                                     500         30,062
Convergys Corp. *                                             400         18,125
Deluxe Corp.                                                  300          7,581
Ecolab, Inc.                                                  400         17,275
Electronic Data Systems Corp.                               1,300         75,075
First Data Corp.                                            1,100         57,956
Fluor Corp. *                                                 200          6,613
H & R Block, Inc.                                             300         12,413
Harcourt General, Inc.                                        200         11,440


                                                         SHARES         VALUE
                                                         ------         -----
BUSINESS SERVICES - CONTINUED
Humana, Inc. *                                                500         $7,625
Interpublic Group Companies, Inc.                             900         38,306
ITT Industries, Inc.                                          300         11,625
NCR Corp. *                                                   300         14,738
Newell Rubbermaid, Inc.                                       800         18,200
Omnicom Group, Inc.                                           500         41,437
Paychex, Inc.                                               1,000         48,625
R.R. Donnelley & Sons Company                                 400         10,800
Robert Half International, Inc. *                             500         13,250
Tyco International, Ltd.                                    4,900        271,950
Unisys Corp. *                                                900         13,163
                                                                    ------------
                                                                         868,408
CHEMICALS - 0.89%
Air Products & Chemicals, Inc.                                700         28,700
B.F. Goodrich Company                                         300         10,913
Dow Chemical Company                                        1,900         69,587
E.I. Du Pont De Nemours & Company                           2,900        140,106
Eastman Chemical Company                                      200          9,750
Engelhard Corp.                                               400          8,150
FMC Corp. *                                                   100          7,169
Great Lakes Chemical Corp.                                    200          7,438
Hercules, Inc.                                                300          5,719
PPG Industries, Inc.                                          500         23,156
Praxair, Inc.                                                 500         22,187
Rohm & Haas Company                                           600         21,787
Sigma-Aldrich Corp.                                           200          7,863
Union Carbide Corp.                                           400         21,525
                                                                    ------------
                                                                         384,050
CELLULAR COMMUNICATIONS - 0.12%
Sprint Corp. (PCS Group) *                                  2,600         53,138
                                                                    ------------
COAL - 0.01%
Massey Energy Corp.                                           200          2,550
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT - 6.32%
Apple Computer, Inc. *                                        900         13,387
Cabletron Systems, Inc. *                                     500          7,531
Cisco Systems, Inc. *                                      20,000        765,000
Citrix Systems, Inc. *                                        500         11,250
Compaq Computer Corp.                                       4,800         72,240
Dell Computer Corp. *                                       7,200        125,550
EMC Corp. *                                                 6,100        405,650
Gateway, Inc. *                                               900         16,191
Hewlett-Packard Company                                     5,500        173,594
International Business Machines Corp.                       4,900        416,500
Lexmark International Group, Inc., Class A *                  400         17,725
Maxim Integrated Products, Inc. *                             800         38,250
Network Appliance, Inc. *                                     900         57,811
Palm, Inc. *                                                1,600         45,300
Pitney Bowes, Inc.                                            700         23,187
Sabre Group Holdings, Inc., Class A *                         400         17,250
Sanmina Corp. *                                               400         30,650
Sun Microsystems, Inc. *                                    9,000        250,875
Symbol Technologies, Inc.                                     400         14,400
Texas Instruments, Inc.                                     4,800        227,400
Xerox Corp.                                                 1,900          8,788
                                                                    ------------
                                                                       2,738,529
CONSTRUCTION MATERIALS - 0.06%
Sherwin-Williams Company                                      500         13,156
Vulcan Materials Company                                      300         14,363
                                                                    ------------
                                                                          27,519

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
CONSTRUCTION & MINING EQUIPMENT - 0.11%
Caterpillar, Inc.                                          1,000         $47,313
                                                                    ------------
CONTAINERS & GLASS - 0.04%
Pactiv Corp. *                                               500           6,188
Temple-Inland, Inc.                                          200          10,725
                                                                    ------------
                                                                          16,913
COSMETICS & TOILETRIES - 0.35%
Alberto Culver Company, Class B                              200           8,563
Avon Products, Inc.                                          700          33,512
Gillette Company                                           2,900         104,762
International Flavors & Fragrances, Inc.                     300           6,094
                                                                    ------------
                                                                         152,931
CRUDE PETROLEUM & NATURAL GAS - 0.15%
Burlington Resources, Inc.                                   600          30,300
Occidental Petroleum Corp.                                 1,100          26,675
Sunoco, Inc.                                                 300          10,106
                                                                    ------------
                                                                          67,081
DOMESTIC OIL - 2.58%
Amerada Hess Corp.                                           300          21,919
Anadarko Petroleum Corp.                                     700          49,756
Ashland, Inc.                                                200           7,178
Conoco, Inc., Class B                                      1,800          52,087
Devon Energy Corp.                                           400          24,388
EOG Resources, Inc.                                          300          16,406
Exxon Mobil Corp.                                          9,600         834,600
Kerr-McGee Corp.                                             300          20,081
Phillips Petroleum Company                                   700          39,813
Unocal Corp.                                                 700          27,081
USX-Marathon Group                                           900          24,975
                                                                    ------------
                                                                       1,118,284
DRUGS & HEALTH CARE - 10.65%
Abbott Laboratories                                        4,300         208,281
Aetna United States Healthcare, Inc.*                        400          16,425
Allergan, Inc.                                               400          38,725
ALZA Corp. *                                                 700          29,750
American Home Products Corp.                               3,600         228,780
Amgen, Inc. *                                              2,900         185,419
Applera Corp.                                                600          56,437
Bausch & Lomb, Inc.                                          200           8,088
Baxter International, Inc.                                   800          70,650
Becton Dickinson & Company                                   700          24,237
Biogen, Inc. *                                               400          24,025
Biomet, Inc.                                                 500          19,844
Boston Scientific Corp. *                                  1,200          16,425
Bristol-Myers Squibb Company                               5,400         399,262
C.R. Bard, Inc.                                              200           9,313
Cardinal Health, Inc.                                        800          79,700
Eli Lilly & Company                                        3,100         288,494
Forest Laboratories, Inc. *                                  200          26,575
Guidant Corp. *                                              900          48,544
HCA Healthcare Company                                     1,600          70,416
HEALTHSOUTH Corp. *                                        1,100          17,944
IMS Health, Inc.                                             800          21,600
Johnson & Johnson                                          3,900         409,744
King Pharmaceuticals, Inc. *                                 500          25,844
McKesson HBOC, Inc.                                          800          28,712
MedImmune, Inc. *                                            600          28,612
Medtronic, Inc.                                            3,300         199,237
Merck & Company, Inc.                                      6,400         599,200
Pfizer, Inc.                                              17,500         805,000
Pharmacia & Upjohn, Inc.                                   3,600         219,600
Quintiles Transnational Corp. *                              300           6,281

                                                         SHARES         VALUE
                                                         ------         -----
DRUGS & HEALTH CARE - CONTINUED
Schering-Plough Corp.                                       4,100       $232,675
St. Jude Medical, Inc. *                                      200         12,288
Stryker Corp.                                                 600         30,354
Tenet Healthcare Corp. *                                      900         39,994
Unitedhealth Group, Inc.                                      800         49,100
Watson Pharmaceuticals, Inc. *                                300         15,356
Wellpoint Health Networks, Inc., Class A *                    200         23,050
                                                                    ------------
                                                                       4,613,981
ELECTRICAL EQUIPMENT - 3.45%
American Power Conversion Corp. *                             600          7,425
Cooper Industries, Inc.                                       300         13,781
Emerson Electric Company                                    1,200         94,575
General Electric Company                                   27,500      1,318,281
Johnson Controls, Inc.                                        300         15,600
Millipore Corp.                                               100          6,300
Molex, Inc.                                                   600         21,300
Power One, Inc. *                                             200          7,863
W.W. Grainger, Inc.                                           300         10,950
                                                                    ------------
                                                                       1,496,075
ELECTRIC UTILITIES - 2.08%
AES Corp. *                                                 1,300         71,987
Allegheny Energy, Inc.                                        300         14,456
Ameren Corp.                                                  400         18,525
American Electric Power, Inc.                                 900         41,850
Calpine Corp. *                                               800         36,050
Cinergy Corp.                                                 500         17,563
CMS Energy Corp.                                              400         12,675
Consolidated Edison, Inc.                                     600         23,100
Constellation Energy Group, Inc.                              400         18,025
Dominion Resources, Inc.                                      700         46,900
DTE Energy Company                                            400         15,575
Duke Energy Company                                         1,000         85,250
Dynegy, Inc., Class A                                         900         50,456
Edison International                                          900         14,063
Entergy Corp.                                                 600         25,387
Exelon Corp.                                                  900         63,189
FirstEnergy Corp.                                             600         18,938
FPI Group, Inc.                                               500         35,875
GPU, Inc.                                                     400         14,725
Niagara Mohawk Holdings, Inc. *                               500          8,344
PG&E Corp.                                                  1,100         22,000
Pinnacle West Capital Corp.                                   200          9,525
PPL Corp.                                                     400         18,075
Progress Energy, Inc.                                         800         29,602
Public Service Enterprise Group, Inc.                         600         29,175
Reliant Energy, Inc.                                          800         34,650
Southern Company                                            1,900         63,175
TXU Corp.                                                     700         31,019
Xcel Energy, Inc.                                           1,000         29,062
                                                                    ------------
                                                                         899,216
ELECTRONICS - 0.91%
Agilent Technologies, Inc. *                                1,300         71,175
Analog Devices, Inc. *                                      1,000         51,187
Linear Technology Corp.                                       900         41,625
Motorola, Inc.                                              6,100        123,525
PerkinElmer, Inc.                                             100         10,500
Rockwell International Corp.                                  500         23,813
Solectron Corp. *                                           1,800         61,020
Tektronix, Inc.                                               300         10,106
                                                                    ------------
                                                                         392,951
FINANCIAL SERVICES - 5.71%
Ambac Financial Group, Inc.                                   300         17,494
American Express Company                                    3,700        203,269

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
FINANCIAL SERVICES - CONTINUED
Bear Stearns Companies, Inc.                                 300         $15,206
Capital One Financial Corp.                                  600          39,488
Charles Schwab Corp.                                       3,900         110,662
Citigroup, Inc.                                           14,000         714,875
Countrywide Credit Industries, Inc.                          300          15,075
Federal Home Loan Mortgage Corp.                           1,900         130,862
Federal National Mortgage Association                      2,800         242,900
Franklin Resources, Inc.                                     700          26,670
Household International, Inc.                              1,300          71,500
J. P. Morgan & Company, Inc.                                 400          66,200
Lehman Brothers Holdings, Inc.                               700          47,337
Merrill Lynch & Company, Inc.                              2,300         156,831
Moodys Corp.                                                 500          12,844
Morgan Stanley Dean Witter & Company                       3,100         245,675
Regions Financial Corp.                                      700          19,119
Stilwell Financial, Inc.                                     600          23,663
The CIT Group, Inc.                                          800          16,100
USA Education, Inc.                                          500          34,000
Wells Fargo & Company                                      4,700         261,731
                                                                    ------------
                                                                       2,471,501
FOOD & BEVERAGES - 2.75%
Archer-Daniels-Midland Company                             1,800          27,000
Campbell Soup Company                                      1,200          41,550
Coca-Cola Enterprises, Inc.                                1,200          22,800
ConAgra, Inc.                                              1,500          39,000
General Mills, Inc.                                          800          35,650
H.J. Heinz Company                                         1,000          47,437
Hershey Foods Corp.                                          400          25,750
Kellogg Company                                            1,100          28,875
PepsiCo, Inc.                                              4,000         198,250
Quaker Oats Company                                          400          38,950
Ralston Purina Company                                       900          23,512
Sara Lee Corp.                                             2,300          56,494
SYSCO Corp.                                                1,800          54,000
The Coca-Cola Company                                      6,900         420,469
Unilever NV                                                1,600         100,700
Wm. Wrigley Jr. Company                                      300          28,744
                                                                    ------------
                                                                       1,189,181
FOREST PRODUCTS - 0.05%
Georgia-Pacific Corp.                                        700          21,788
                                                                    ------------
FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Inc.                                        600          11,363
                                                                    ------------
GAS & PIPELINE UTILITIES - 0.92%
Coastal Corp.                                                600          52,987
El Paso Energy Corp.                                         700          50,138
Enron Corp.                                                2,100         174,562
Keyspan Corp.                                                400          16,950
Kinder Morgan, Inc.                                          300          15,656
NICOR, Inc.                                                  200           8,638
NiSource, Inc.                                               600          18,450
Sempra Energy                                                600          13,950
Williams Companies, Inc.                                   1,200          47,925
                                                                    ------------
                                                                         399,256
GOLD - 0.07%
Barrick Gold Corp.                                         1,300          21,294
Placer Dome, Inc.                                          1,100          10,588
                                                                    ------------
                                                                          31,882
HOMEBUILDERS - 0.03%
Centex Corp.                                                 200           7,512

                                                         SHARES         VALUE
                                                         ------         -----
HOMEBUILDERS - CONTINUED
Pulte Corp.                                                  100          $4,219
                                                                    ------------
                                                                          11,731
HOTELS & RESTAURANTS - 0.50%
Darden Restaurants, Inc.                                     400           9,150
Hilton Hotels Corp.                                        1,100          11,550
Marriott International, Inc., Class A *                      700          29,575
McDonalds Corp.                                            3,600         122,400
Starwood Hotels & Resorts SBI, Class B                       600          21,150
Tricon Global Restaurants, Inc. *                            400          13,200
Wendy's International, Inc.                                  300           7,875
                                                                    ------------
                                                                         214,900
HOUSEHOLD APPLIANCES - 0.06%
Black & Decker Corp.                                         300          11,775
Maytag Corp.                                                 200           6,463
Whirlpool Corp.                                              200           9,537
                                                                    ------------
                                                                          27,775
HOUSEHOLD PRODUCTS - 1.02%
Clorox Company                                               700          24,850
Colgate-Palmolive Company                                  1,600         103,280
Fortune Brands, Inc.                                         500          15,000
Procter & Gamble Company                                   3,600         282,375
Snap-On, Inc.                                                200           5,575
The Stanley Works                                            300           9,356
                                                                    ------------
                                                                         440,436
INDUSTRIAL MACHINERY - 0.39%
Deere & Company                                              700          32,069
Dover Corp.                                                  600          24,337
Illinois Tool Works, Inc.                                    900          53,606
Ingersoll-Rand Company                                       500          20,937
Pall Corp.                                                   400           8,525
Parker-Hannifin Corp.                                        300          13,238
Thermo Electron Corp. *                                      500          14,875
                                                                    ------------
                                                                         167,587
INSURANCE - 3.30%
AFLAC, Inc.                                                  700          50,531
Allstate Corp.                                             2,000          87,125
American General Corp.                                       700          57,050
American International Group, Inc.                         6,500         640,656
Aon Corp.                                                    700          23,975
Chubb Corp.                                                  500          43,250
CIGNA Corp.                                                  400          52,920
Cincinnati Financial Corp.                                   500          19,781
Conseco, Inc.                                              1,000          13,188
Equifax, Inc.                                                400          11,475
Hartford Financial Services Group, Inc.                      600          42,375
Jefferson-Pilot Corp.                                        300          22,425
Lincoln National Corp.                                       500          23,656
Loews Corp.                                                  300          31,069
Marsh & McLennan Companies, Inc.                             800          93,600
MBIA, Inc.                                                   300          22,238
Metlife, Inc.                                              2,100          73,500
MGIC Investment Corp.                                        300          20,231
Progressive Corp.                                            200          20,725
SAFECO Corp.                                                 400          13,150
St. Paul Companies, Inc.                                     600          32,587
Torchmark, Inc.                                              400          15,375
UNUMProvident Corp.                                          700          18,813
                                                                    ------------
                                                                       1,429,695
INTERNATIONAL OIL - 1.49%
Chevron Corp.                                              1,800         151,987
Halliburton Company                                        1,200          43,500
Royal Dutch Petroleum Company, GDR                         5,900         357,319

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
INTERNATIONAL OIL - CONTINUED
Texaco, Inc.                                                1,500        $93,188
                                                                    ------------
                                                                         645,994
INTERNET CONTENT - 0.11%
Yahoo, Inc. *                                               1,600         48,275
                                                                    ------------
INTERNET SERVICE PROVIDER - 0.52%
America Online, Inc. *                                      6,500        226,200
                                                                    ------------
INVESTMENT COMPANIES - 0.03%
T. Rowe Price & Associates, Inc.                              300         12,680
                                                                    ------------
LEISURE TIME - 0.54%
Brunswick Corp.                                               300          4,931
Carnival Corp., Class A                                     1,600         49,300
Harrahs Entertainment, Inc. *                                 400         10,550
The Walt Disney Company *                                   5,800        167,838
                                                                    ------------
                                                                         232,619
LIQUOR - 0.31%
Adolph Coors Company, Class B                                 100          8,031
Anheuser-Busch Companies, Inc.                              2,500        113,750
Brown Forman Corp., Class B                                   200         13,300
                                                                    ------------
                                                                         135,081
MANUFACTURING - 0.31%
Minnesota Mining & Manufacturing Company                    1,100        132,550
                                                                    ------------
METAL & METAL PRODUCTS - 0.02%
Inco, Ltd. *                                                  600         10,056
                                                                    ------------
MINING - 0.05%
Newmont Mining Corp.                                          600         10,238
Phelps Dodge Corp.                                            200         11,162
                                                                    ------------
                                                                          21,400
NEWSPAPERS - 0.32%
Dow Jones & Company, Inc.                                     300         16,988
Gannett, Inc.                                                 800         50,450
Knight-Ridder, Inc.                                           200         11,375
New York Times Company, Class A                               500         20,031
Tribune Company                                               900         38,025
                                                                    ------------
                                                                         136,869
OFFICE FURNISHINGS & SUPPLIES - 0.05%
Avery Dennison Corp.                                          300         16,462
Office Depot, Inc. *                                          900          6,413
                                                                    ------------
                                                                          22,875
PAPER - 0.48%
Boise Cascade Corp.                                           200          6,725
International Paper Company                                 1,400         57,137
Kimberly-Clark Corp.                                        1,500        106,035
Mead Corp.                                                    300          9,413
Sealed Air Corp. *                                            200          6,100
Westvaco Corp.                                                300          8,756
Willamette Industries, Inc.                                   300         14,081
                                                                    ------------
                                                                         208,247
PETROLEUM SERVICES - 0.61%
Apache Corp.                                                  400         28,025
Baker Hughes, Inc.                                            900         37,406
Nabors Industries, Inc. *                                     400         23,660
Rowan Companies, Inc. *                                       300          8,100
Schlumberger, Ltd.                                          1,600        127,900
Tosco Corp.                                                   400         13,575
Transocean Offshore, Inc.                                     600         27,600
                                                                    ------------
                                                                         266,266

                                                         SHARES         VALUE
                                                         ------         -----
PHOTOGRAPHY - 0.08%
Eastman Kodak Company                                       900          $35,438
                                                                    ------------
PUBLISHING - 0.08%
McGraw-Hill Companies, Inc.                                 600           35,175
                                                                    ------------
RAILROADS & EQUIPMENT - 0.22%
Burlington Northern Santa Fe Corp.                        1,100           31,144
CSX Corp.                                                   600           15,562
Norfolk Southern Corp.                                    1,100           14,644
Union Pacific Corp.                                         700           35,525
                                                                    ------------
                                                                          96,875
REAL ESTATE - 0.07%
Weyerhaeuser Company                                        600           30,450
                                                                    ------------
RETAIL GROCERY - 0.49%
Albertsons, Inc.                                          1,200           31,800
Kroger Company *                                          2,300           62,244
Safeway, Inc. *                                           1,400           87,500
Starbucks Corp. *                                           500           22,125
Winn-Dixie Stores, Inc.                                     400            7,750
                                                                    ------------
                                                                         211,419
RETAIL TRADE - 3.96%
AutoZone, Inc. *                                            400           11,400
Bed Bath & Beyond, Inc. *                                   800           17,900
Best Buy Company, Inc. *                                    600           17,737
Circuit City Stores, Inc.                                   600            6,900
Costco Wholesale Corp. *                                  1,300           51,919
CVS Corp.                                                 1,100           65,931
Dollar General Corp.                                        900           16,988
Federated Department Stores, Inc. *                         600           21,000
GAP, Inc.                                                 2,400           61,200
Home Depot, Inc.                                          6,400          292,400
J. C. Penney, Inc.                                          800            8,700
Kmart Corp. *                                             1,500            7,969
Kohls Corp. *                                               900           54,900
Lowe's Companies, Inc.                                    1,100           48,950
May Department Stores, Inc.                                 900           29,475
Nordstrom, Inc.                                             400            7,275
Radioshack Corp.                                            500           21,406
Sears Roebuck & Company                                   1,000           34,750
Staples, Inc. *                                           1,300           15,356
Target Corp.                                              2,500           80,625
The Limited, Inc.                                         1,200           20,475
Tiffany & Company                                           400           12,650
TJX Companies, Inc.                                         800           22,200
Toys R Us, Inc. *                                           600           10,013
Wal-Mart Stores, Inc.                                    12,400          658,750
Walgreen Company                                          2,800          117,075
                                                                    ------------
                                                                       1,713,944
SANITARY SERVICES - 0.13%
Allied Waste Industries, Inc. *                             600            8,738
Waste Management, Inc.                                    1,700           47,175
                                                                    ------------
                                                                          55,913
SEMICONDUCTORS - 2.42%
Advanced Micro Devices, Inc. *                              900           12,431
Altera Corp. *                                            1,100           28,944
Applied Materials, Inc. *                                 2,300           87,831
Applied Micro Circuits Corp. *                              800           60,038
Broadcom Corp., Class A *                                   700           59,150
Conexant Systems, Inc. *                                    600            9,225
Intel Corp.                                              18,700          565,675

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
SEMICONDUCTORS - CONTINUED
KLA-Tencor Corp. *                                             500       $16,844
LSI Logic Corp. *                                              900        15,381
Micron Technology, Inc. *                                    1,600        56,800
National Semiconductor Corp. *                                 500        10,063
Novellus Systems, Inc. *                                       400        14,375
QLogic Corp. *                                                 300        23,100
Teradyne, Inc. *                                               500        18,625
Vitesse Semiconductor Corp. *                                  500        27,656
Xilinx, Inc. *                                                 900        41,512
                                                                    ------------
                                                                       1,047,650
SOFTWARE - 3.37%
Adobe Systems, Inc.                                            700        40,731
BMC Software, Inc. *                                           700         9,800
BroadVision, Inc. *                                            800         9,450
Computer Associates International, Inc.                      1,600        31,200
Compuware Corp. *                                            1,100         6,875
Intuit, Inc. *                                                 600        23,662
Mercury Interactive Corp. *                                    200        18,050
Microsoft Corp. *                                           14,800       641,950
Novell, Inc. *                                               1,000         5,219
Oracle Systems Corp. *                                      15,600       453,375
Parametric Technology Corp. *                                  800        10,750
PeopleSoft, Inc. *                                             800        29,750
Siebel Systems, Inc. *                                       1,200        81,150
VERITAS Software Corp. *                                     1,100        96,249
                                                                    ------------
                                                                       1,458,211
STEEL - 0.03%
Nucor Corp.                                                    200         7,938
USX-United States Steel Group                                  300         5,400
                                                                    ------------
                                                                          13,338
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.72%
ADC Telecommunications, Inc. *                               2,200        39,875
Andrew Corp. *                                                 200         4,350
Avaya, Inc. *                                                  800         8,250
Comverse Technology, Inc. *                                    500        54,313
Corning, Inc.                                                2,600       137,313
Global Crossing, Ltd. *                                      2,500        35,781
JDS Uniphase Corp. *                                         2,700       112,556
Lucent Technologies, Inc.                                    9,300       125,550
Nortel Networks Corp.                                        8,600       275,737
QUALCOMM, Inc. *                                             2,100       172,594
Qwest Communications International, Inc. *                   4,600       188,600
Scientific-Atlanta, Inc.                                       500        16,281
Tellabs, Inc. *                                              1,100        62,150
Verizon Communications                                       7,500       375,937
                                                                    ------------
                                                                       1,609,287
TELEPHONE - 2.60%
Alltel Corp.                                                   900        56,194
American Telephone & Telegraph Corp.                        10,400       180,050
BellSouth Corp.                                              5,200       212,875
CenturyTel, Inc.                                               400        14,300
Nextel Communications, Inc., Class A *                       2,100        51,975
SBC Communications, Inc.                                     9,400       448,850
Sprint Corp. (FON Group)                                     2,500        50,781
WorldCom, Inc. *                                             8,000       112,000
                                                                    ------------
                                                                       1,127,025
TIRES & RUBBER - 0.03%
Goodyear Tire &  Rubber Company                                500        11,495
                                                                    ------------


                                                         SHARES         VALUE
                                                         ------         -----
TOBACCO - 0.66%
Philip Morris Companies, Inc.                              6,200        $272,800
UST, Inc.                                                    500          14,031
                                                                    ------------
                                                                         286,831
TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Mattel, Inc.                                               1,200          17,328
NIKE, Inc., Class B                                          800          44,650
                                                                    ------------
                                                                          61,978
TRANSPORTATION - 0.08%
Harley Davidson, Inc.                                        900          35,775
                                                                    ------------
TOTAL COMMON STOCKS
(Cost: $35,014,473)                                                  $32,769,114
                                                                    ------------


                                                   PRINCIPAL
                                                    AMOUNT             VALUE
                                                    ------             -----
SHORT TERM INVESTMENTS - 24.34%
United States Treasury Bills
   5.735% due 01/04/2001                          $10,549,000        $10,543,958
                                                                    ------------
TOTAL INVESTMENTS (TACTICAL ALLOCATION TRUST)
(Cost: $45,558,431)                                                  $43,313,072
                                                                    ============


EQUITY INDEX TRUST                                       SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 96.01%
AEROSPACE - 1.58%
Boeing Company                                            8,748         $577,368
General Dynamics Corp.                                    1,936          151,008
Honeywell International, Inc.                             7,810          369,511
Lockheed Martin Corp.                                     4,163          141,334
Northrop Grumman Corp.                                      700           58,100
Raytheon Company, Class B                                 3,316          103,003
Textron, Inc.                                             1,394           64,821
TRW, Inc.                                                 1,203           46,616
United Technologies Corp.                                 4,565          358,923
                                                                    ------------
                                                                       1,870,684
AIR FREIGHT - 0.09%
Fedex Corp. *                                             2,779          111,049
                                                                    ------------
AIR TRAVEL - 0.26%
AMR Corp. *                                               1,468           57,527
Delta Air Lines, Inc.                                     1,184           59,422
Southwest Airlines Company                                4,862          163,023
US Airways Group, Inc. *                                    655           26,569
                                                                    ------------
                                                                         306,541
ALUMINUM - 0.33%
Alcan Aluminum, Ltd.                                      3,262          111,520
Alcoa, Inc.                                               8,443          282,840
                                                                    ------------
                                                                         394,360
APPAREL & TEXTILES - 0.07%
Liz Claiborne, Inc.                                         530           22,061
Reebok International, Ltd. * (a)                            575           15,721
V. F. Corp.                                               1,108           40,154
                                                                    ------------
                                                                          77,936
AUTO PARTS - 0.24%
Dana Corp. (a)                                            1,433           21,943
Danaher Corp.                                             1,383           94,563
Delphi Automotive Systems Corp. *                         5,466           61,493

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
AUTO PARTS - CONTINUED
Eaton Corp.                                                   701        $52,706
Genuine Parts Company                                       1,677         43,916
Visteon Corp.                                               1,280         14,720
                                                                    ------------
                                                                         289,341
AUTOMOBILES - 0.62%
Ford Motor Company Delaware                                18,458        432,610
General Motors Corp.                                        5,232        266,505
PACCAR, Inc. (a)                                              748         36,839
                                                                    ------------
                                                                         735,954
BANKING - 5.37%
AmSouth BanCorporation                                      3,674         56,029
Bank America Corp.                                         16,015        734,688
Bank of New York, Inc.                                      7,198        397,240
Bank One Corp.                                             11,267        412,654
BB&T Corp.                                                  3,901        145,556
Charter One Financial, Inc.                                 2,050         59,194
Chase Manhattan Corp.                                      12,759        579,737
Comerica, Inc.                                              1,518         90,131
Fifth Third Bancorp (a)                                     4,534        270,906
First Union Corp.                                           9,604        267,111
Firstar Corp.                                               9,343        217,225
FleetBoston Financial Corp.                                 8,799        330,512
Golden West Financial Corp.                                 1,532        103,410
Huntington Bancshares, Inc.                                 2,428         39,303
KeyCorp                                                     4,200        117,600
MBNA Corp.                                                  8,305        306,766
Mellon Financial Corp.                                      4,760        234,132
National City Corp.                                         5,925        170,344
Northern Trust Corp.                                        2,164        176,501
Old Kent Financial Corp.                                    1,337         58,494
PNC Bank Corp.                                              2,819        205,963
Providian Financial Corp.                                   2,786        160,195
Southtrust Corp.                                            1,623         66,036
State Street Corp.                                          1,572        195,258
Summit Bancorp                                              1,698         64,842
SunTrust Banks, Inc.                                        2,907        183,141
Synovus Financial Corp. (a)                                 2,772         74,671
U.S. Bancorp                                                7,272        212,252
Union Planters Corp.                                        1,303         46,582
Wachovia Corp.                                              1,988        115,553
Washington Mutual, Inc.                                     5,257        278,950
                                                                    ------------
                                                                       6,370,976
BROADCASTING - 1.70%
Clear Channel Communications *                              5,709        276,530
Comcast Corp., Class A *                                    8,820        368,235
Time Warner, Inc.                                          12,902        674,000
Viacom, Inc., Class B *                                    14,786        691,246
                                                                    ------------
                                                                       2,010,011
BUILDING MATERIALS & CONSTRUCTION - 0.10%
Armstrong Holdings, Inc. (a)                                  398            821
Masco Corp. *                                               4,485        115,208
                                                                    ------------
                                                                         116,029
BUSINESS SERVICES - 2.51%
Automatic Data Processing, Inc.                             6,115        387,156
Cendant Corp. *                                             7,041         67,770
Ceridian Corp. *                                            1,394         27,793
Computer Sciences Corp. *                                   1,639         98,545
Convergys Corp. *                                           1,512         68,512
Deluxe Corp.                                                  694         17,537
Ecolab, Inc.                                                1,233         53,250
Electronic Data Systems Corp.                               4,548        262,647
First Data Corp.                                            3,953        208,274
Fluor Corp. *                                                 738         24,400

                                                         SHARES         VALUE
                                                         ------         -----
BUSINESS SERVICES - CONTINUED
H & R Block, Inc.                                            893         $36,948
Harcourt General, Inc.                                       708          40,498
Humana, Inc. *                                             1,606          24,492
Interpublic Group Companies, Inc.                          3,001         127,730
ITT Industries, Inc.                                         857          33,209
NCR Corp. *                                                  938          46,079
Newell Rubbermaid, Inc.                                    2,578          58,650
Omnicom Group, Inc.                                        1,732         143,539
Paychex, Inc.                                              3,629         176,460
R.R. Donnelley & Sons Company                              1,192          32,184
Robert Half International, Inc. *                          1,887          50,006
Tyco International, Ltd.                                  16,427         911,698
Unisys Corp. *                                             3,053          44,650
WPP Group PLC, ADR (a)                                       601          37,750
                                                                    ------------
                                                                       2,979,777
CHEMICALS - 1.10%
Air Products & Chemicals, Inc.                             2,237          91,717
B.F. Goodrich Company                                        991          36,048
Dow Chemical Company (a)                                   6,614         242,238
E.I. Du Pont De Nemours & Company                         10,165         491,097
Eastman Chemical Company                                     750          36,562
Engelhard Corp.                                            1,255          25,571
FMC Corp. *                                                  298          21,363
Great Lakes Chemical Corp. (a)                               488          18,148
Hercules, Inc. (a)                                         1,058          20,168
PPG Industries, Inc.                                       1,697          78,592
Praxair, Inc.                                              1,526          67,716
Rohm & Haas Company                                        2,119          76,946
Sigma-Aldrich Corp. (a)                                      792          31,135
Union Carbide Corp.                                        1,332          71,678
                                                                    ------------
                                                                       1,308,979
CELLULAR COMMUNICATIONS - 0.16%
Sprint Corp. (PCS Group) * (a)                             9,049         184,939
                                                                    ------------
COAL - 0.01%
Massey Energy Corp. (a)                                      738           9,410
                                                                    ------------
COMPUTERS & BUSINESS EQUIPMENT - 8.12%
Apple Computer, Inc. *                                     3,193          47,496
Cabletron Systems, Inc. *                                  1,795          27,037
Cisco Systems, Inc. *                                     69,183       2,646,250
Citrix Systems, Inc. * (a)                                 1,811          40,748
Compaq Computer Corp.                                     16,574         249,439
Dell Computer Corp. *                                     25,222         439,809
EMC Corp. *                                               21,257       1,413,590
Gateway, Inc. *                                            3,142          56,525
Hewlett-Packard Company                                   19,444         613,701
International Business Machines Corp.                     17,166       1,459,110
Lexmark International Group, Inc., Class A * (a)           1,238          54,859
Maxim Integrated Products, Inc. *                          2,756         131,771
Network Appliance, Inc. *                                  3,046         195,658
Palm, Inc. *                                               5,508         155,945
Pitney Bowes, Inc.                                         2,481          82,183
QLogic Corp. *                                               712          54,824
Sabre Group Holdings, Inc. *                               1,277          55,071
Sanmina Corp. *                                            1,476         113,098
Sun Microsystems, Inc. *                                  30,932         862,229
Texas Instruments, Inc.                                   16,852         798,363
Vitesse Semiconductor Corp. *                              1,673          92,538
Xerox Corp.                                                6,486          29,998
                                                                    ------------
                                                                       9,620,242

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 -- CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
CONSTRUCTION MATERIALS - 0.07%
Owens-Corning Corp. (a)                                       562           $457
Sherwin-Williams Company                                    1,588         41,784
Vulcan Materials Company                                      973         46,582
                                                                    ------------
                                                                          88,823
CONSTRUCTION & MINING EQUIPMENT - 0.13%
Caterpillar, Inc.                                           3,372        159,538
                                                                    ------------
CONTAINERS & GLASS - 0.06%
Ball Corp. (a)                                                285         13,128
Bemis, Inc.                                                   519         17,419
Pactiv Corp. *                                              1,634         20,221
Temple-Inland, Inc.                                           498         26,705
                                                                    ------------
                                                                          77,473
COSMETICS & TOILETRIES - 0.44%
Alberto Culver Company, Class B                               533         22,819
Avon Products, Inc.                                         2,315        110,831
Gillette Company                                           10,264        370,787
International Flavors & Fragrances, Inc.                      952         19,337
                                                                    ------------
                                                                         523,774
CRUDE PETROLEUM & NATURAL GAS - 0.19%
Burlington Resources, Inc.                                  2,095        105,798
Occidental Petroleum Corp.                                  3,601         87,324
Sunoco, Inc.                                                  852         28,702
                                                                    ------------
                                                                         221,824
DOMESTIC OIL - 3.30%
Amerada Hess Corp.                                            881         64,368
Anadarko Petroleum Corp.                                    2,371        168,531
Ashland, Inc.                                                 665         23,867
Conoco, Inc., Class B                                       6,074        175,767
Devon Energy Corp. (a)                                      1,244         75,847
EOG Resources, Inc.                                         1,180         64,531
Exxon Mobil Corp.                                          33,964      2,952,745
Freeport McMoran Copper & Gold, Inc., Class B *             1,524         13,049
Kerr-McGee Corp.                                              920         61,583
Phillips Petroleum Company                                  2,485        141,334
Unocal Corp.                                                2,370         91,689
USX-Marathon Group                                          3,028         84,027
                                                                    ------------
                                                                       3,917,338
DRUGS & HEALTH CARE - 13.55%
Abbott Laboratories                                        15,110        731,891
Aetna United States Healthcare, Inc. *                      1,368         56,174
Allergan, Inc.                                              1,277        123,630
ALZA Corp. * (a)                                            2,254         95,795
American Home Products Corp.                               12,710        807,721
Amgen, Inc. *                                              10,025        640,973
Applera Corp.                                               2,031        191,041
Bausch & Lomb, Inc.                                           504         20,381
Baxter International, Inc.                                  2,849        251,602
Becton Dickinson & Company                                  2,469         85,489
Biogen, Inc. *                                              1,443         86,670
Biomet, Inc.                                                1,745         69,255
Boston Scientific Corp. *                                   3,996         54,695
Bristol-Myers Squibb Company                               19,160      1,416,643
C.R. Bard, Inc.                                               502         23,374
Cardinal Health, Inc.                                       2,710        269,984
Eli Lilly & Company                                        11,012      1,024,804
Guidant Corp. *                                             2,992        161,381
HCA Healthcare Company                                      5,441        239,458
HEALTHSOUTH Corp. *                                         3,761         61,351
IMS Health, Inc.                                            2,899         78,273
Johnson & Johnson                                          13,554      1,424,017
King Pharmaceuticals, Inc. *                                1,618         83,630

                                                         SHARES         VALUE
                                                         ------         -----
DRUGS & HEALTH CARE - CONTINUED
Manor Care, Inc. *                                           999         $20,604
McKesson HBOC, Inc.                                        2,771          99,451
MedImmune, Inc. *                                          2,046          97,569
Medtronic, Inc.                                           11,679         705,120
Merck & Company, Inc.                                     22,428       2,099,822
Pfizer, Inc.                                              61,552       2,831,392
Pharmacia & Upjohn, Inc.                                  12,652         771,772
Quintiles Transnational Corp. * (a)                        1,084          22,696
Schering-Plough Corp.                                     14,282         810,504
St. Jude Medical, Inc. * (a)                                 810          49,764
Stryker Corp. (a)                                          1,994         100,876
Tenet Healthcare Corp. *                                   3,070         136,423
Unitedhealth Group, Inc.                                   3,134         192,349
Watson Pharmaceuticals, Inc. *                               997          51,034
Wellpoint Health Networks, Inc., Class A *                   612          70,533
                                                                    ------------
                                                                      16,058,141
ELECTRICAL EQUIPMENT - 4.46%
American Power Conversion Corp. *                          1,897          23,475
Cooper Industries, Inc.                                      911          41,849
Emerson Electric Company                                   4,165         328,254
General Electric Company                                  96,561       4,628,893
Johnson Controls, Inc.                                       839          43,628
Millipore Corp.                                              452          28,476
Molex, Inc. (a)                                            1,913          67,912
National Service Industries, Inc.                            412          10,583
Power One, Inc. * (a)                                        718          28,226
Symbol Technologies, Inc.                                  1,446          52,056
W.W. Grainger, Inc.                                          931          33,982
                                                                    ------------
                                                                       5,287,334
ELECTRIC UTILITIES - 2.66%
AES Corp. *                                                4,454         246,640
Allegheny Energy, Inc.                                     1,109          53,440
Ameren Corp. (a)                                           1,338          61,966
American Electric Power, Inc. (a)                          3,132         145,638
Calpine Corp. *                                            2,932         132,123
Cinergy Corp. (a)                                          1,533          53,847
CMS Energy Corp. (a)                                       1,183          37,486
Consolidated Edison, Inc.                                  2,073          79,810
Constellation Energy Group, Inc.                           1,463          65,926
Dominion Resources, Inc.                                   2,322         155,574
DTE Energy Company                                         1,377          53,617
Duke Energy Company                                        3,590         306,047
Dynegy, Inc., Class A                                      3,020         169,309
Edison International                                       3,180          49,688
Entergy Corp.                                              2,177          92,114
Exelon Corp.                                               3,157         221,653
FirstEnergy Corp.                                          2,211          69,785
FPI Group, Inc.                                            1,735         124,486
GPU, Inc.                                                  1,166          42,923
Niagara Mohawk Holdings, Inc. *                            1,568          26,166
PG&E Corp.                                                 3,764          75,280
Pinnacle West Capital Corp.                                  830          39,529
PPL Corp.                                                  1,412          63,805
Progress Energy, Inc.                                      3,757         137,425
Public Service Enterprise Group, Inc. (a)                  2,094         101,821
Reliant Energy, Inc.                                       2,869         124,264
Southern Company                                           6,327         210,373
TXU Corp.                                                  2,586         114,592
Xcel Energy, Inc. (a)                                      3,296          95,790
                                                                    ------------
                                                                       3,151,117
ELECTRONICS - 1.16%
Adaptec, Inc. *                                              976          10,004
Agilent Technologies, Inc. *                               4,417         241,831
Analog Devices, Inc. *                                     3,464         177,313

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
ELECTRONICS - CONTINUED
Linear Technology Corp.                                   3,034         $140,323
Motorola, Inc.                                           21,260          430,515
PerkinElmer, Inc.                                           477           50,085
Rockwell International Corp.                              1,805           85,963
Solectron Corp. *                                         5,865          198,823
Tektronix, Inc.                                             938           31,599
Thomas & Betts Corp.                                        572            9,259
                                                                    ------------
                                                                       1,375,715
FINANCIAL SERVICES - 7.27%
Ambac Financial Group, Inc.                               1,086           63,327
American Express Company                                 12,985          713,363
Bear Stearns Companies, Inc.                              1,044           52,918
Capital One Financial Corp.                               1,922          126,492
Charles Schwab Corp.                                     13,460          381,927
Citigroup, Inc.                                          49,066        2,505,433
Countrywide Credit Industries, Inc.                       1,097           55,124
Federal Home Loan Mortgage Corp.                          6,777          466,766
Federal National Mortgage Association                     9,822          852,058
Franklin Resources, Inc.                                  2,375           90,488
Household International, Inc.                             4,606          253,330
J. P. Morgan & Company, Inc.                              1,551          256,691
Lehman Brothers Holdings, Inc.                            2,368          160,136
Merrill Lynch & Company, Inc.                             7,832          534,044
Moodys Corp. (a)                                          1,581           40,612
Morgan Stanley Dean Witter & Company                     10,969          869,293
Regions Financial Corp.                                   2,141           58,476
Stilwell Financial, Inc.                                  2,190           86,368
The CIT Group, Inc.                                       2,532           50,957
USA Education, Inc.                                       1,514          102,952
Wells Fargo & Company                                    16,051          893,840
                                                                    ------------
                                                                       8,614,595
FOOD & BEVERAGES - 3.52%
Archer-Daniels-Midland Company                            6,170           92,550
Campbell Soup Company (a)                                 4,106          142,170
Coca-Cola Enterprises, Inc.                               4,079           77,501
ConAgra, Inc.                                             5,211          135,486
General Mills, Inc.                                       2,784          124,062
H.J. Heinz Company                                        3,389          160,766
Hershey Foods Corp.                                       1,334           85,876
Kellogg Company                                           3,956          103,845
PepsiCo, Inc.                                            14,069          697,295
Quaker Oats Company (a)                                   1,294          126,003
Ralston Purina Company                                    2,994           78,218
Sara Lee Corp.                                            8,478          208,241
SUPERVALU, Inc.                                           1,303           18,079
SYSCO Corp.                                               6,486          194,580
The Coca-Cola Company                                    24,147        1,471,458
Unilever NV (a)                                           5,573          350,751
Wm. Wrigley Jr. Company                                   1,103          105,681
                                                                    ------------
                                                                       4,172,562
FOREST PRODUCTS - 0.07%
Georgia-Pacific Corp.                                     2,187           68,070
Louisiana Pacific Corp. (a)                               1,033           10,459
                                                                    ------------
                                                                          78,529
FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Inc.                                     1,919           36,341
                                                                    ------------
GAS & PIPELINE UTILITIES - 1.09%
Coastal Corp.                                             2,092          184,750
El Paso Energy Corp.                                      2,265          162,231
Enron Corp.                                               7,204          598,832
Keyspan Corp. (a)                                         1,315           55,723

                                                         SHARES         VALUE
                                                         ------         -----
GAS & PIPELINE UTILITIES - CONTINUED
NICOR, Inc.                                                  435         $18,787
NiSource, Inc.                                               922          28,351
NiSource, Inc.-Sails * (a)                                   475           1,306
ONEOK, Inc.                                                  287          13,812
Peoples Energy Corp.                                         337          15,081
Sempra Energy                                              1,971          45,826
Williams Companies, Inc.                                   4,318         172,450
                                                                    ------------
                                                                       1,297,149
GOLD - 0.09%
Barrick Gold Corp.                                         3,849          63,047
Homestake Mining Company                                   2,486          10,410
Placer Dome, Inc.                                          3,187          30,675
                                                                    ------------
                                                                         104,132
HOMEBUILDERS - 0.05%
Centex Corp.                                                 585          21,974
Kaufman & Broad Home Corp. (a)                               453          15,260
Pulte Corp.                                                  409          17,255
                                                                    ------------
                                                                          54,489
HOTELS & RESTAURANTS - 0.57%
Darden Restaurants, Inc.                                   1,212          27,725
Hilton Hotels Corp.                                        3,629          38,104
Marriott International, Inc., Class A *                    2,335          98,654
McDonalds Corp.                                           12,873         437,682
Tricon Global Restaurants, Inc. *                          1,410          46,530
Wendy's International, Inc. (a)                            1,128          29,610
                                                                    ------------
                                                                         678,305
HOUSEHOLD APPLIANCES - 0.08%
Black & Decker Corp.                                         814          31,949
Maytag Corp.                                                 761          24,590
Whirlpool Corp.                                              697          33,238
                                                                    ------------
                                                                          89,777
HOUSEHOLD PRODUCTS - 1.30%
Clorox Company                                             2,289          81,259
Colgate-Palmolive Company                                  5,600         361,480
Fortune Brands, Inc.                                       1,535          46,050
Procter & Gamble Company                                  12,750       1,000,078
Snap-On, Inc.                                                595          16,586
The Stanley Works                                            835          26,042
Tupperware Corp.                                             593          12,119
                                                                    ------------
                                                                       1,543,614
INDUSTRIAL MACHINERY - 0.50%
Briggs & Stratton Corp. (a)                                  221           9,807
Crane Company                                                583          16,579
Cummins Engine, Inc.                                         390          14,796
Deere & Company                                            2,284         104,636
Dover Corp.                                                1,978          80,232
Illinois Tool Works, Inc.                                  2,943         175,292
Ingersoll-Rand Company                                     1,571          65,785
Pall Corp.                                                 1,215          25,895
Parker-Hannifin Corp.                                      1,093          48,229
Thermo Electron Corp. *                                    1,700          50,575
                                                                    ------------
                                                                         591,826
INSURANCE - 4.16%
AFLAC, Inc.                                                2,577         186,027
Allstate Corp.                                             7,160         311,907
American General Corp.                                     2,464         200,816
American International Group, Inc.                        22,558       2,223,373
Aon Corp.                                                  2,482          85,008
Chubb Corp.                                                1,704         147,396
CIGNA Corp.                                                1,537         203,345
Cincinnati Financial Corp.                                 1,571          62,153
Conseco, Inc. (a)                                          3,114          41,066
Equifax, Inc.                                              1,378          39,531

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
INSURANCE - CONTINUED
Hartford Financial Services Group, Inc.                    2,188        $154,527
Jefferson-Pilot Corp.                                      1,006          75,198
Lincoln National Corp.                                     1,872          88,569
Loews Corp.                                                  963          99,731
Marsh & McLennan Companies, Inc.                           2,646         309,582
MBIA, Inc.                                                   952          70,567
Metlife, Inc. (a)                                          6,134         214,690
MGIC Investment Corp.                                      1,037          69,933
Progressive Corp.                                            715          74,092
SAFECO Corp.                                               1,256          41,291
St. Paul Companies, Inc.                                   2,179         118,347
Torchmark, Inc.                                            1,238          47,586
UNUMProvident Corp. (a)                                    2,348          63,103
                                                                    ------------
                                                                       4,927,838
INTERNATIONAL OIL - 1.94%
Chevron Corp.                                              6,364         537,361
Halliburton Company                                        4,345         157,506
Royal Dutch Petroleum Company, GDR                        20,905       1,266,059
Texaco, Inc.                                               5,376         333,984
                                                                    ------------
                                                                       2,294,910
INTERNET CONTENT - 0.14%
Yahoo, Inc. *                                              5,356         161,601
                                                                    ------------
INTERNET SERVICE PROVIDER - 0.66%
America Online, Inc. *                                    22,510         783,348
                                                                    ------------
INVESTMENT COMPANIES - 0.04%
T. Rowe Price & Associates, Inc.                           1,187          50,169
                                                                    ------------
LEISURE TIME - 0.70%
Brunswick Corp.                                              879          14,448
Carnival Corp., Class A                                    5,747         177,079
Harrahs Entertainment, Inc. *                              1,138          30,015
Hasbro, Inc.                                               1,633          17,351
The Walt Disney Company *                                 20,323         588,097
                                                                    ------------
                                                                         826,990
LIQUOR - 0.40%
Adolph Coors Company, Class B (a)                            361          28,993
Anheuser-Busch Companies, Inc.                             8,831         401,810
Brown Forman Corp., Class B                                  669          44,489
                                                                    ------------
                                                                         475,292
MANUFACTURING - 0.39%
Minnesota Mining & Manufacturing Company                   3,854         464,407
                                                                    ------------
METAL & METAL PRODUCTS - 0.03%
Inco, Ltd. *                                               1,755          29,414
Timken Company                                               605           9,150
                                                                    ------------
                                                                          38,564
MINING - 0.06%
Newmont Mining Corp.                                       1,663          28,375
Phelps Dodge Corp.                                           779          43,478
                                                                    ------------
                                                                          71,853
NEWSPAPERS - 0.37%
Dow Jones & Company, Inc.                                    840          47,565
Gannett, Inc.                                              2,571         162,134
Knight-Ridder, Inc. (a)                                      739          42,030
New York Times Company, Class A                            1,630          65,302
Tribune Company                                            3,005         126,961
                                                                    ------------
                                                                         443,992



                                                         SHARES         VALUE
                                                         ------         -----
OFFICE FURNISHINGS & SUPPLIES - 0.07%
Avery Dennison Corp.                                      1,095          $60,088
Office Depot, Inc. * (a)                                  3,041           21,667
                                                                    ------------
                                                                          81,755
PAPER - 0.61%
Boise Cascade Corp.                                         563           18,931
International Paper Company                               4,713          192,349
Kimberly-Clark Corp.                                      5,246          370,840
Mead Corp.                                                1,009           31,657
Potlatch Corp.                                              279            9,364
Sealed Air Corp. * (a)                                      807           24,614
Westvaco Corp.                                              997           29,100
Willamette Industries, Inc.                               1,081           50,739
                                                                    ------------
                                                                         727,594
PETROLEUM SERVICES - 0.77%
Apache Corp.                                              1,187           83,164
Baker Hughes, Inc.                                        3,216          133,665
McDermott International, Inc.                               579            6,224
Nabors Industries, Inc. *                                 1,425           84,289
Rowan Companies, Inc. *                                     925           24,975
Schlumberger, Ltd.                                        5,559          444,373
Tosco Corp.                                               1,405           47,682
Transocean Offshore, Inc.                                 2,054           94,484
                                                                    ------------
                                                                         918,856
PHOTOGRAPHY - 0.10%
Eastman Kodak Company                                     3,003          118,243
                                                                    ------------
PUBLISHING - 0.11%
American Greetings Corp., Class A                           654            6,172
McGraw-Hill Companies, Inc.                               1,899          111,329
Meredith Corp. (a)                                          499           16,062
                                                                    ------------
                                                                         133,563
RAILROADS & EQUIPMENT - 0.29%
Burlington Northern Santa Fe Corp.                        3,944          111,665
CSX Corp.                                                 2,135           55,377
Norfolk Southern Corp.                                    3,741           49,802
Union Pacific Corp.                                       2,410          122,307
                                                                    ------------
                                                                         339,151
REAL ESTATE - 0.09%
Weyerhaeuser Company                                      2,147          108,960
                                                                    ------------
RETAIL GROCERY - 0.62%
Albertsons, Inc.                                          4,127          109,366
Kroger Company *                                          8,053          217,934
Safeway, Inc. *                                           4,847          302,938
Starbucks Corp. *                                         1,825           80,756
Winn-Dixie Stores, Inc.                                   1,363           26,408
                                                                    ------------
                                                                         737,402
RETAIL TRADE - 5.07%
AutoZone, Inc. *                                          1,243           35,425
Bed Bath & Beyond, Inc. *                                 2,762           61,800
Best Buy Company, Inc. *                                  2,016           59,598
Circuit City Stores, Inc.                                 1,969           22,643
Consolidated Stores Corp. *                               1,126           11,964
Costco Wholesale Corp. *                                  4,358          174,048
CVS Corp.                                                 3,809          228,302
Dillards, Inc., Class A (a)                                 944           11,151
Dollar General Corp.                                      3,204           60,475
Federated Department Stores, Inc. *                       2,028           70,980
GAP, Inc.                                                 8,288          211,344
Home Depot, Inc.                                         22,577        1,031,487
J. C. Penney, Inc.                                        2,528           27,492
Kmart Corp. *                                             4,585           24,358
Kohls Corp. *                                             3,214          196,054

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
RETAIL TRADE - CONTINUED
Longs Drug Stores Corp.                                        391        $9,433
Lowe's Companies, Inc.                                       3,731       166,029
May Department Stores, Inc.                                  2,902        95,040
Nordstrom, Inc.                                              1,262        22,953
Radioshack Corp.                                             1,817        77,790
Sears Roebuck & Company                                      3,345       116,239
Staples, Inc. *                                              4,398        51,951
Target Corp.                                                 8,872       286,122
The Limited, Inc.                                            4,208        71,799
Tiffany & Company (a)                                        1,409        44,560
TJX Companies, Inc.                                          2,848        79,032
Toys R Us, Inc. *                                            1,977        32,991
Wal-Mart Stores, Inc.                                       43,542     2,313,169
Walgreen Company                                             9,846       411,686
                                                                    ------------
                                                                       6,005,915
SANITARY SERVICES - 0.17%
Allied Waste Industries, Inc. *                              1,968        28,659
Waste Management, Inc.                                       6,059       168,137
                                                                    ------------
                                                                         196,796
SEMICONDUCTORS - 2.74%
Advanced Micro Devices, Inc. *                               3,038        41,962
Altera Corp. *                                               3,890       102,356
Applied Materials, Inc. *                                    7,908       301,987
Broadcom Corp., Class A *                                    2,165       182,942
Conexant Systems, Inc. *                                     2,241        34,455
Intel Corp.                                                 65,455     1,980,014
KLA-Tencor Corp. *                                           1,804        60,772
LSI Logic Corp. *                                            3,025        51,697
Micron Technology, Inc. *                                    5,506       195,463
National Semiconductor Corp. *                               1,717        34,555
Novellus Systems, Inc. *                                     1,268        45,569
Teradyne, Inc. *                                             1,691        62,990
Xilinx, Inc. *                                               3,204       147,784
                                                                    ------------
                                                                       3,242,546
SOFTWARE - 4.38%
Adobe Systems, Inc.                                          2,329       135,519
Autodesk, Inc. (a)                                             544        14,654
BMC Software, Inc. *                                         2,379        33,306
BroadVision, Inc. *                                          2,711        32,024
Computer Associates International, Inc.                      5,762       112,359
Compuware Corp. *                                            3,634        22,712
Intuit, Inc. *                                               1,902        75,010
Mercury Interactive Corp. * (a)                                775        69,944
Microsoft Corp. *                                           51,304     2,225,311
Novell, Inc. *                                               3,194        16,669
Oracle Systems Corp. *                                      54,887     1,595,153
Parametric Technology Corp. *                                2,685        36,080
PeopleSoft, Inc. * (a)                                       2,727       101,410
Sapient Corp. * (a)                                          1,146        13,680
Siebel Systems, Inc. *                                       4,062       274,693
VERITAS Software Corp. *                                     4,916       430,150
                                                                    ------------
                                                                       5,188,674
STEEL - 0.06%
Allegheny Technologies, Inc.                                   779        12,367
Nucor Corp.                                                    792        31,432
USX-United States Steel Group                                  825        14,850
Worthington Industries, Inc.                                   867         6,990
                                                                    ------------
                                                                          65,639
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.68%
ADC Telecommunications, Inc. *                               7,527       136,427
Andrew Corp. *                                                 792        17,226
Avaya, Inc. *                                                2,676        27,596
Comverse Technology, Inc. * (a)                              1,521       165,219

                                                         SHARES         VALUE
                                                         ------         -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Corning, Inc.                                              8,599        $454,135
Global Crossing, Ltd. *                                    8,585         122,873
JDS Uniphase Corp. *                                       9,125         380,398
Lucent Technologies, Inc.                                 32,557         439,519
Nortel Networks Corp. (a)                                 29,121         933,692
QUALCOMM, Inc. *                                           7,264         597,010
Qwest Communications International, Inc. *                16,191         663,831
Scientific-Atlanta, Inc.                                   1,548          50,407
Tellabs, Inc. *                                            3,999         225,944
Verizon Communications                                    26,497       1,328,162
                                                                    ------------
                                                                       5,542,439
TELEPHONE - 3.33%
Alltel Corp.                                               3,076         192,058
American Telephone & Telegraph Corp.                      36,618         633,949
BellSouth Corp.                                           18,270         747,928
CenturyTel, Inc.                                           1,371          49,013
Nextel Communications, Inc., Class A *                     7,423         183,719
SBC Communications, Inc.                                  33,044       1,577,851
Sprint Corp. (FON Group)                                   8,625         175,196
WorldCom, Inc. *                                          28,008         392,112
                                                                    ------------
                                                                       3,951,826
TIRES & RUBBER - 0.04%
Cooper Tire & Rubber Company                                 681           7,235
Goodyear Tire &  Rubber Company (a)                        1,527          35,106
                                                                    ------------
                                                                          42,341
TOBACCO - 0.85%
Philip Morris Companies, Inc.                             21,956         966,064
UST, Inc.                                                  1,592          44,675
                                                                    ------------
                                                                       1,010,739
TOYS, AMUSEMENTS & SPORTING GOODS - 0.17%
Mattel, Inc.                                               4,121          59,507
NIKE, Inc., Class B                                        2,630         146,787
                                                                    ------------
                                                                         206,294
TRANSPORTATION - 0.10%
Harley Davidson, Inc. (a)                                  2,951         117,302
                                                                    ------------
TRUCKING & FREIGHT - 0.02%
Navistar International Corp. *                               579          15,162
Ryder Systems, Inc.                                          558           9,277
                                                                    ------------
                                                                          24,439
TOTAL COMMON STOCKS
(Cost: $103,987,998)                                                $113,808,062
                                                                    ------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
SHORT TERM INVESTMENTS - 3.89%
Navigator Securities Lending Trust,
   6.47%                                             $4,535,995       $4,535,995
United States Treasury Bills
   5.81% due 04/12/2001 ****                             75,000           73,778
                                                                    ------------
                                                                      $4,609,773

Repurchase Agreement with State
 Street Bank & Trust Company, dated
 12/29/2000 at 5.90%, to be repurchased
 at $123,020 on 01/02/2001,
 collateralized by $85,000 U.S. Treasury
 Bonds, 13.25% due 05/14/2014 (valued at
 $131,325, including interest)                         $123,000         $123,000
                                                                    ============
TOTAL INVESTMENTS   (EQUITY INDEX TRUST)
(Cost: $108,720,770)                                                $118,540,835
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

GROWTH & INCOME TRUST

                                                      SHARES            VALUE
                                                    ----------      ------------
COMMON STOCKS - 98.87%
AEROSPACE - 1.21%
United Technologies Corp.                              452,200      $ 35,554,225
                                                                    ------------
AIR TRAVEL - 0.55%
Delta Air Lines, Inc.                                  321,700        16,145,319
                                                                    ------------
ALUMINUM - 1.06%
Alcoa, Inc.                                            933,200        31,262,200
                                                                    ------------
BANKING - 3.86%
Bank One Corp.                                         517,500        18,953,437
Chase Manhattan Corp.                                  382,550        17,382,116
U.S. Bancorp                                         1,597,200        46,618,275
Wachovia Corp.                                         523,600        30,434,250
                                                                    ------------
                                                                     113,388,078
BROADCASTING - 1.40%
American Telephone & Telegraph
  Corp.-Liberty Media Group, Class A *               1,488,400        20,186,425
Viacom, Inc., Class B *                                445,902        20,845,919
                                                                    ------------
                                                                      41,032,344
BUSINESS SERVICES - 5.17%
Automatic Data Processing,                             580,000        36,721,250
  Inc.
Computer Sciences Corp. *                              315,700        18,981,462
Electronic Data Systems Corp.                          319,200        18,433,800
First Data Corp.                                       653,600        34,436,550
Tyco International, Ltd.                               780,500        43,317,750
                                                                    ------------
                                                                     151,890,812
CHEMICALS - 1.66%
Dow Chemical Company                                   520,500        19,063,312
E.I. DU PONT DE NEMOURS & Company                      612,300        29,581,744
                                                                    ------------
                                                                      48,645,056
COMPUTERS & BUSINESS EQUIPMENT - 7.02%
Cisco Systems, Inc. *                                2,196,800        84,027,600
Dell Computer Corp. *                                  750,000        13,078,125
EMC Corp. *                                            351,500        23,374,750
Hewlett-Packard Company                                563,600        17,788,625
International Business Machines                        563,400        47,889,000
  Corp.
Texas Instruments, Inc.                                421,700        19,978,037
                                                                    ------------
                                                                     206,136,137
CONSTRUCTION & MINING EQUIPMENT - 0.71%
Caterpillar, Inc.                                      440,600        20,845,888
                                                                    ------------
COSMETICS & TOILETRIES - 0.63%
Gillette Company                                       508,100        18,355,113
                                                                    ------------
DOMESTIC OIL - 4.02%
Exxon Mobil Corp.                                    1,108,300        96,352,831
Unocal Corp.                                           558,400        21,603,100
                                                                    ------------
                                                                     117,955,931
DRUGS & HEALTH CARE - 16.40%
Abbott Laboratories                                    766,800        37,141,875
American Home Products Corp.                         1,008,700        64,102,885
Baxter International, Inc.                             546,000        48,218,625
Bristol-Myers Squibb Company                           463,600        34,277,425
HCA Healthcare Company                                 638,600        28,104,786
Immunex Corp. *                                        259,600        10,546,250
Johnson & Johnson                                      361,400        37,969,588
Merck & Company, Inc.                                  620,900        58,131,762
Pfizer, Inc.                                         1,583,475        72,839,850
Pharmacia & Upjohn, Inc.                               997,419        60,842,559
Schering-Plough Corp.                                  516,200        29,294,350
                                                                    ------------
                                                                     481,469,955
ELECTRICAL EQUIPMENT - 3.67%
Emerson Electric Company                               340,300        26,819,894
General Electric Company                             1,686,900        80,865,768
                                                                    ------------
                                                                     107,685,662
ELECTRIC UTILITIES - 2.19%
Exelon Corp.                                           290,987        20,430,197
FPI Group, Inc.                                        610,000        43,767,500
                                                                    ------------
                                                                      64,197,697
ELECTRONICS - 1.35%
Motorola, Inc.                                         854,900        17,311,725
Solectron Corp. *                                      659,500        22,357,050
                                                                    ------------
                                                                      39,668,775
FINANCIAL SERVICES - 6.52%
Citigroup, Inc.                                      1,983,365       101,275,575
Goldman Sachs Group, Inc.                              310,400        33,193,400
Merrill Lynch & Company, Inc.                          833,300        56,820,644
                                                                    ------------
                                                                     191,289,619
FOOD & BEVERAGES - 3.95%
PepsiCo, Inc.                                          984,000        48,769,500
Sara Lee Corp.                                         621,200        15,258,225
The Coca-Cola Company                                  850,000        51,796,875
                                                                    ------------
                                                                     115,824,600
GAS & PIPELINE UTILITIES - 0.78%
El Paso Energy Corp. (a)                               320,200        22,934,325
                                                                    ------------
HOTELS & RESTAURANTS - 1.18%
McDonalds Corp.                                      1,018,800        34,639,200
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.82%
Procter & Gamble Company                               682,500        53,533,594
                                                                    ------------
INDUSTRIAL MACHINERY - 0.71%
Illinois Tool Works, Inc.                              351,400        20,930,263
                                                                    ------------
INSURANCE - 4.73%
American International Group,                          713,475        70,321,880
  Inc.
Marsh & McLennan Companies, Inc.                       584,600        68,398,200
                                                                    ------------
                                                                     138,720,080
INTERNATIONAL OIL - 2.55%
Chevron Corp.                                          359,200        30,329,950
Royal Dutch Petroleum Company, GDR                     732,700        44,374,144
                                                                    ------------
                                                                      74,704,094
INTERNET SERVICE PROVIDER - 1.31%
America Online, Inc. *                               1,104,300        38,429,640
                                                                    ------------
INTERNET SOFTWARE - 0.76%
VeriSign, Inc. *                                       301,727        22,384,372
                                                                    ------------
LEISURE TIME - 0.61%
The Walt Disney Company *                              621,400        17,981,763
                                                                    ------------
MANUFACTURING - 1.16%
Minnesota Mining &
  Manufacturing Company                                281,600        33,932,800
                                                                    ------------


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                                 SHARES                                     VALUE
                                                                 ------                                     -----
NEWSPAPERS - 1.22%
Gannett, Inc.                                                    567,300                              $35,775,356
                                                                                                      -----------

PAPER - 1.41%
Kimberly-Clark Corp.                                             587,600                               41,537,444
                                                                                                      -----------

PETROLEUM SERVICES - 1.62%
Schlumberger, Ltd.                                               595,900                               47,634,756
                                                                                                      -----------

RETAIL TRADE - 5.00%
CVS Corp.                                                        136,400                                8,175,475
Home Depot, Inc.                                                 457,000                               20,879,188
Target Corp.                                                   1,456,600                               46,975,350
Wal-Mart Stores, Inc.                                          1,328,900                               70,597,812
                                                                                                      -----------
                                                                                                      146,627,825
SANITARY SERVICES - 0.78%
Waste Management, Inc.                                           830,400                               23,043,600
                                                                                                      -----------

SEMICONDUCTORS - 3.61%
Intel Corp.                                                    1,727,500                               51,932,969
Micron Technology, Inc. *                                        783,300                               27,807,150
Teradyne, Inc. *                                                 691,300                               25,750,925
                                                                                                      -----------
                                                                                                      105,491,044
SOFTWARE - 2.30%
Microsoft Corp. *                                              1,555,100                               67,452,462
                                                                                                      -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.00%
Avaya, Inc. *                                                         14                                      144
General Motors Corp., Class H *                                  879,100                               20,219,300
JDS Uniphase Corp. *                                             268,200                               11,180,588
Nortel Networks Corp.                                            388,500                               12,456,281
Verizon Communications                                           878,998                               44,059,775
                                                                                                      -----------
                                                                                                       87,916,088
TELEPHONE - 2.95%
SBC Communications, Inc.                                       1,146,800                               54,759,700
WorldCom, Inc. *                                               2,264,750                               31,848,047
                                                                                                      -----------
                                                                                                       86,607,747

TOTAL COMMON STOCKS
(Cost: $2,165,329,969)                                                                             $2,901,623,864
                                                                                                   --------------



                                                               PRINCIPAL
                                                                 AMOUNT                                     VALUE
                                                               ---------                                    -----
SHORT TERM INVESTMENTS - 0.62%
Navigator Securities Lending Trust, 6.47%                    $18,142,500                              $18,142,500
                                                                                                      -----------
REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with Dillion Read, dated
  12/29/2000 at 6.00%, to be repurchased at
  $15,011,502 on 01/02/2001, collateralized by
  $12,079,000 U.S. Treasury Bonds, 10.750% due
  08/15/2005 (valued at $15,314,123, including
  interest)                                                  $15,009,000                              $15,009,000
                                                                                                      -----------
TOTAL INVESTMENTS   (GROWTH & INCOME TRUST)
(Cost: $2,198,481,469)                                                                             $2,934,775,364
                                                                                                   ==============


U. S. LARGE CAP VALUE TRUST


                                                                  SHARES                                    VALUE
                                                                  ------                                    -----
COMMON STOCKS - 94.58%
ADVERTISING - 0.35%
TMP Worldwide, Inc. *                                             27,700                             $ 1,523,500
                                                                                                     ------------

AEROSPACE - 3.04%
Lockheed Martin Corp.                                             82,000                               2,783,900
Raytheon Company, Class B                                         80,000                               2,485,000
Textron, Inc.                                                     21,800                               1,013,700
United Technologies Corp.                                         89,400                               7,029,075
                                                                                                      -----------
                                                                                                      13,311,675
AIR TRAVEL - 0.22%
Galileo International, Inc.                                       48,400                                 968,000
                                                                                                      -----------
ALUMINUM - 0.62%
Alcoa, Inc.                                                       80,600                               2,700,100
                                                                                                      -----------
APPAREL & TEXTILES - 0.58%
Jones Apparel Group, Inc. *                                       11,600                                 373,375
Tommy Hilfiger Corp. *                                            49,700                                 487,681
V. F. Corp.                                                       45,900                               1,663,416
                                                                                                      -----------
                                                                                                       2,524,472
AUTO SERVICES - 0.24%
AutoNation, Inc. *                                               175,000                               1,050,000
                                                                                                      -----------
BANKING - 4.21%
Bank America Corp.                                               164,100                               7,528,087
Bank One Corp.                                                   119,700                               4,384,013
Washington Mutual, Inc.                                          122,800                               6,516,075
                                                                                                      -----------
                                                                                                      18,428,175
BROADCASTING - 7.88%
Adelphia Communications Corp., Class A *                         103,000                               5,317,375
American Telephone & Telegraph Corp.-Liberty Media Group,
  Class A *                                                      461,000                               6,252,312
Cablevision Systems Corp., Class A *                              93,000                               7,899,187
EchoStar Communications Corp., Class A *                          36,800                                 837,200
Fox Entertainment Group, Inc., Class A *                           8,500                                 151,938
Time Warner, Inc.                                                135,800                               7,094,192
USA Networks, Inc. *                                              79,000                               1,535,563
Viacom, Inc., Class A *                                           23,000                               1,081,000
Viacom, Inc., Class B *                                           92,100                               4,305,675
                                                                                                      -----------
                                                                                                      34,474,442
BUSINESS SERVICES - 2.31%
Ecolab, Inc.                                                      46,000                               1,986,625
Fluor Corp. *                                                     78,600                               2,598,712
Interpublic Group Companies, Inc.                                 74,000                               3,149,625
Tyco International, Ltd.                                          42,800                               2,375,400
                                                                                                      -----------
                                                                                                      10,110,362
CHEMICALS - 0.06%
Syngenta AG, ADR *                                                24,665                                 269,773
                                                                                                      -----------
CELLULAR COMMUNICATIONS - 2.49%
Nokia Corp., ADR                                                 218,200                               9,491,700
Sprint Corp. (PCS Group) *                                        69,100                               1,412,231
                                                                                                      -----------
                                                                                                      10,903,931
COMPUTERS & BUSINESS EQUIPMENT - 3.98%
Cisco Systems, Inc. *                                             56,000                               2,142,000
Compaq Computer Corp.                                            184,900                               2,782,745
Corvis Corp. *                                                     2,000                                  47,625
Dell Computer Corp. *                                            113,500                               1,979,156

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                  SHARES                                    VALUE
                                                                  ------                                    -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Hewlett-Packard Company                                          101,200                              $3,194,125
International Business Machines Corp.                             16,900                               1,436,500
Texas Instruments, Inc.                                          123,320                               5,842,285
                                                                                                      -----------
                                                                                                      17,424,436
DOMESTIC OIL - 1.30%
Exxon Mobil Corp.                                                 65,200                               5,668,325
                                                                                                      -----------
DRUGS & HEALTH CARE - 10.00%
Astrazeneca PLC, ADR                                             198,500                              10,222,750
Becton Dickinson & Company                                        70,100                               2,427,213
Forest Laboratories, Inc. *                                       52,400                               6,962,650
Guidant Corp. *                                                  107,800                               5,814,462
Medtronic, Inc.                                                   85,800                               5,180,175
Pacificare Health Systems *                                       15,200                                 228,000
Pfizer, Inc.                                                     245,600                              11,297,600
Quintiles Transnational Corp. *                                   76,000                               1,591,250
                                                                                                      -----------
                                                                                                      43,724,100
ELECTRICAL EQUIPMENT - 1.93%
Emerson Electric Company                                          46,400                               3,656,900
General Electric Company                                          22,500                               1,078,594
Sony Corp.                                                        23,200                               1,618,200
W.W. Grainger, Inc.                                               57,200                               2,087,800
                                                                                                      -----------
                                                                                                       8,441,494
ELECTRIC UTILITIES - 2.75%
AES Corp. *                                                      102,800                               5,692,550
Cinergy Corp.                                                     90,500                               3,178,813
Niagara Mohawk Holdings, Inc. *                                   77,500                               1,293,281
Northeast Utilities                                               77,100                               1,869,675
                                                                                                      -----------
                                                                                                      12,034,319
ELECTRONICS - 1.41%
Agilent Technologies, Inc. *                                     106,004                               5,803,719
Raytheon Company, Class A                                         13,200                                 382,800
                                                                                                      -----------
                                                                                                       6,186,519
FINANCIAL SERVICES - 4.54%
Berkshire Hathaway, Inc., Class A *                                   46                               3,266,000
Citigroup, Inc.                                                   71,556                               3,653,828
Household International, Inc.                                     86,300                               4,746,500
USA Education, Inc.                                               87,600                               5,956,800
Wells Fargo & Company                                             40,500                               2,255,344
                                                                                                      -----------
                                                                                                      19,878,472
FOOD & BEVERAGES - 6.79%
Campbell Soup Company                                            153,600                               5,318,400
ConAgra, Inc.                                                    110,000                               2,860,000
General Mills, Inc.                                              180,000                               8,021,250
H.J. Heinz Company                                                30,900                               1,465,819
Kellogg Company                                                  302,800                               7,948,500
PepsiCo, Inc.                                                     82,000                               4,064,125
                                                                                                      -----------
                                                                                                      29,678,094
GAS & PIPELINE UTILITIES - 2.10%
NiSource, Inc.                                                   120,600                               3,708,450
Williams Companies, Inc.                                         137,500                               5,491,406
                                                                                                      -----------
                                                                                                       9,199,856
HOTELS & RESTAURANTS - 0.64%
McDonalds Corp.                                                   82,000                               2,788,000
                                                                                                      -----------
HOUSEHOLD APPLIANCES - 0.27%
Konnklijke Philips Electronics N V                                32,000                               1,160,000
                                                                                                      -----------
HOUSEHOLD PRODUCTS - 0.89%
Clorox Company                                                   109,300                              $3,880,150
                                                                                                      -----------
INDUSTRIAL MACHINERY - 2.17%
Dover Corp.                                                       61,900                               2,510,819
Illinois Tool Works, Inc.                                        117,300                               6,986,681
                                                                                                     -----------
                                                                                                       9,497,500
INSURANCE - 4.18%
Allstate Corp.                                                    85,000                               3,702,812
American International Group, Inc.                                27,187                               2,679,619
Cincinnati Financial Corp.                                        51,200                               2,025,600
Hartford Financial Services Group, Inc.                           45,200                               3,192,250
Jefferson-Pilot Corp.                                             32,300                               2,414,425
PMI Group, Inc.                                                   27,000                               1,827,563
XL Capital, Ltd., Shares A                                        28,000                               2,446,500
                                                                                                      -----------
                                                                                                      18,288,769
INTERNATIONAL OIL - 2.19%
Royal Dutch Petroleum Company, GDR                                34,000                               2,059,125
Texaco, Inc.                                                      42,200                               2,621,675
The Shell Transport & Trading Company PLC                         99,500                               4,912,813
                                                                                                      -----------
                                                                                                       9,593,613
INTERNET CONTENT - 0.26%
DoubleClick, Inc. *                                              101,500                               1,116,500
                                                                                                      -----------
INTERNET SOFTWARE - 0.34%
Genuity, Inc., Class A *                                          83,500                                 422,719
Webmethods, Inc. *                                                12,000                               1,067,250
                                                                                                      -----------
                                                                                                       1,489,969
INTERNET RETAIL - 0.05%
Amazon.com, Inc. *                                                13,500                                 210,094
                                                                                                      -----------
LEISURE TIME - 1.92%
Carnival Corp., Class A                                          242,800                               7,481,275
Hasbro, Inc.                                                      86,400                                 918,000
                                                                                                      -----------
                                                                                                       8,399,275
LIQUOR - 0.84%
Anheuser-Busch Companies, Inc.                                    81,000                               3,685,500
                                                                                                      -----------
PETROLEUM SERVICES - 2.07%
Baker Hughes, Inc.                                               138,100                               5,739,781
Transocean Offshore, Inc.                                         24,000                               1,104,000
Weatherford International, Inc. *                                 46,300                               2,187,675
                                                                                                      -----------
                                                                                                       9,031,456
RAILROADS & EQUIPMENT - 1.15%
Canadian National Railway Company                                 80,400                               2,386,875
Union Pacific Corp.                                               51,900                               2,633,925
                                                                                                      -----------
                                                                                                       5,020,800
REAL ESTATE - 0.71%
ANC Rental Corp. *                                                21,875                                  76,563
IndyMac Mortgage Holdings, Inc. *                                102,000                               3,009,000
                                                                                                      -----------
                                                                                                       3,085,563
RETAIL GROCERY - 0.37%
Starbucks Corp. *                                                 37,000                               1,637,250
                                                                                                      -----------
RETAIL TRADE - 2.63%
Circuit City Stores, Inc.                                        110,700                               1,273,050
GAP, Inc.                                                         55,000                               1,402,500
Lowe's Companies, Inc.                                           170,200                               7,573,900
Williams Sonoma, Inc. *                                           63,600                               1,272,000
                                                                                                      -----------
                                                                                                      11,521,450

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                  SHARES                                    VALUE
                                                                  ------                                    -----
SEMICONDUCTORS - 8.27%
Advanced Micro Devices, Inc. *                                    70,000                                $966,875
Altera Corp. *                                                    57,600                               1,515,600
Applied Materials, Inc. *                                        229,900                               8,779,306
Applied Micro Circuits Corp. *                                    34,500                               2,589,117
Bookham Technology PLC, ADR *                                     21,000                                 275,625
Credence Systems Corp. *                                          72,300                               1,662,900
Intel Corp.                                                       59,900                               1,811,975
Intersil Holding Corp., Class A *                                 43,100                                 988,606
KLA-Tencor Corp. *                                               138,900                               4,679,194
Micron Technology, Inc. *                                         26,000                                 923,000
MIPS Technologies, Inc. *                                         21,400                                 571,113
MIPS Technologies, Inc., Class B *                                22,000                                 560,656
Novellus Systems, Inc. *                                          69,500                               2,497,656
PMC-Sierra, Inc. *                                                39,300                               3,089,962
Teradyne, Inc. *                                                 123,100                               4,585,475
Virata Corp. *                                                    18,000                                 195,750
Xilinx, Inc. *                                                    10,100                                 465,863
                                                                                                      -----------
                                                                                                      36,158,673
SOFTWARE - 2.66%
Autodesk, Inc.                                                    49,100                               1,322,631
Cadence Design Systems, Inc. *                                    75,700                               2,081,750
Checkfree Corp. *                                                103,000                               4,435,438
PeopleSoft, Inc. *                                               102,300                               3,804,281
                                                                                                      -----------
                                                                                                      11,644,100
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.98%
Charter Communications, Inc., Class A *                          147,000                               3,335,062
JDS Uniphase Corp. *                                               7,600                                 316,825
L.M. Ericsson Telefonaktiebolaget, ADR, Class B                   94,500                               1,057,219
Newport Corp.                                                     10,500                                 825,398
Qwest Communications International, Inc. *                        33,039                               1,354,599
RF Micro Devices, Inc. *                                          53,300                               1,462,419
Tycom, Ltd. *                                                     13,400                                 299,825
                                                                                                      -----------
                                                                                                       8,651,347
TELEPHONE - 1.35%
American Telephone & Telegraph Corp.                              90,000                               1,558,125
SBC Communications, Inc.                                          25,300                               1,208,075
Sprint Corp. (FON Group)                                          44,100                                 895,781
Voicestream Wireless Corp. *                                       9,400                                 945,875
WorldCom, Inc. *                                                  91,900                               1,286,600
                                                                                                      -----------
                                                                                                       5,894,456
TOBACCO - 0.58%
Philip Morris Companies, Inc.                                     58,000                               2,552,000
                                                                                                      -----------
TOYS, AMUSEMENTS & SPORTING GOODS - 1.91%
NIKE, Inc., Class B                                              149,500                               8,343,969
                                                                                                      -----------
TRUCKING & FREIGHT - 0.35%
CNF Transportation, Inc.                                          45,000                               1,521,563
                                                                                                      -----------
TOTAL COMMON STOCKS
(Cost: $402,846,832)                                                                                $413,672,042
                                                                                                    ------------

                                                              PRINCIPAL
                                                                  AMOUNT                                    VALUE
                                                              ----------                                    -----
CORPORATE BONDS - 0.25% INTERNET RETAIL - 0.25%
Amazon.com, Inc.,
4.75% due 02/01/2009                                         $3,022,000                              $1,118,140
                                                                                                    -----------
TOTAL CORPORATE BONDS
(Cost: $1,944,925)                                                                                    $1,118,140
                                                                                                    -----------

                                                               PRINCIPAL
                                                                  AMOUNT                                    VALUE
                                                               ---------                                    -----
REPURCHASE AGREEMENTS - 5.17%
Repurchase Agreement with State
  Street Bank & Trust Company,
  dated 12/29/2000 at 5.50%, to be
  repurchased at $22,605,453 on
  01/02/2001, collateralized by
  $22,575,000 U.S. Treasury Notes,
  6.625% due 05/31/2002 (valued
  at $23,054,719, including interest)                         $22,602,000                              $22,602,000
                                                                                                      ------------
TOTAL INVESTMENTS   (U.S. LARGE CAP
VALUE TRUST)  (Cost: $427,393,757)
                                                                                                      $437,392,182
                                                                                                      ============


EQUITY-INCOME TRUST

                                                                              SHARES                       VALUE
                                                                              ------                       -----
COMMON STOCKS - 92.49%
AEROSPACE - 2.16%
Honeywell International, Inc.                                                128,300                  $6,070,194
Lockheed Martin Corp.                                                        451,500                  15,328,425
                                                                                                      -----------
                                                                                                      21,398,619
AUTO PARTS - 1.37%
Dana Corp.                                                                    64,000                     980,000
Eaton Corp.                                                                   72,200                   5,428,537
Genuine Parts Company                                                        272,650                   7,140,022
                                                                                                      -----------
                                                                                                      13,548,559
AUTOMOBILES - 0.45%
Ford Motor Company Delaware                                                  191,000                   4,476,563
                                                                                                      -----------
BANKING - 7.54%
Bank America Corp.                                                           140,900                   6,463,788
Bank One Corp.                                                               342,600                  12,547,725
Firstar Corp.                                                                189,000                   4,394,250
FleetBoston Financial Corp.                                                  386,060                  14,501,379
Mellon Financial Corp.                                                       490,600                  24,131,387
Mercantile Bankshares Corp.                                                  154,450                   6,670,309
National City Corp.                                                          202,700                   5,827,625
                                                                                                      -----------
                                                                                                      74,536,463
BUILDING MATERIALS & CONSTRUCTION - 0.02%
Armstrong Holdings, Inc. (a)                                                  90,300                     186,244
                                                                                                      -----------
BUSINESS SERVICES - 1.64%
Dun & Bradstreet Corp. *                                                      99,450                   2,573,269
H & R Block, Inc.                                                            120,200                   4,973,275
R.R. Donnelley & Sons Company                                                229,400                   6,193,800
Unisys Corp. *                                                               172,000                   2,515,500
                                                                                                      -----------
                                                                                                      16,255,844

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                             SHARES                                  VALUE
                                                                             ------                                  -----
CHEMICALS - 3.48%
Dow Chemical Company                                                         191,400                  $7,010,025
E.I. Du Pont De Nemours & Company                                            271,100                  13,097,519
Great Lakes Chemical Corp. (a)                                               199,500                   7,418,906
Hercules, Inc.                                                               363,000                   6,919,687
                                                                                                      -----------
                                                                                                      34,446,137
COMPUTERS & BUSINESS EQUIPMENT - 1.59%
Compaq Computer Corp.                                                        191,500                   2,882,075
Hewlett-Packard Company                                                      230,100                   7,262,531
Texas Instruments, Inc.                                                       91,000                   4,311,125
Xerox Corp.                                                                  271,500                   1,255,688
                                                                                                      -----------
                                                                                                      15,711,419
COSMETICS & TOILETRIES - 1.79%
Gillette Company                                                             325,900                  11,773,138
International Flavors & Fragrances, Inc.                                     291,300                   5,917,031
                                                                                                      -----------
                                                                                                      17,690,169
DOMESTIC OIL - 4.57%
Amerada Hess Corp.                                                           123,900                   9,052,444
Exxon Mobil Corp.                                                            220,245                  19,147,550
Unocal Corp.                                                                 301,900                  11,679,756
USX-Marathon Group                                                           189,800                   5,266,950
                                                                                                      -----------
                                                                                                      45,146,700
DRUGS & HEALTH CARE - 4.31%
Abbott Laboratories                                                          183,000                   8,864,062
American Home Products Corp.                                                 273,800                  17,399,990
Becton Dickinson & Company                                                   181,900                   6,298,288
Bristol-Myers Squibb Company                                                  75,100                   5,552,706
Pharmacia & Upjohn, Inc.                                                      72,864                   4,444,704
                                                                                                      -----------
                                                                                                      42,559,750
ELECTRICAL EQUIPMENT - 1.04%
Cooper Industries, Inc.                                                       86,100                   3,955,219
Hubbell Inc., Class B (a)                                                    238,700                   6,325,550
                                                                                                      -----------
                                                                                                      10,280,769
ELECTRIC UTILITIES - 3.59%
Duke Energy Company                                                           55,800                   4,756,950
Exelon Corp.                                                                 136,925                   9,613,504
FirstEnergy Corp.                                                            205,975                   6,501,086
Niagara Mohawk Holdings, Inc. *                                              186,700                   3,115,556
Reliant Energy, Inc.                                                          71,000                   3,075,188
Southern Company                                                             253,800                   8,438,850
                                                                                                      -----------
                                                                                                      35,501,134
ELECTRONICS - 2.26%
Motorola, Inc.                                                               386,000                   7,816,500
Rockwell International Corp.                                                 305,900                  14,568,487
                                                                                                      -----------
                                                                                                      22,384,987
FINANCIAL SERVICES - 5.87%
Citigroup, Inc.                                                              242,464                  12,380,818
Federal National Mortgage Association                                        180,000                  15,615,000
J. P. Morgan & Company, Inc.                                                  82,000                  13,571,000
Moodys Corp.                                                                 198,900                   5,109,244
Wells Fargo & Company                                                        204,500                  11,388,093
                                                                                                      -----------
                                                                                                      58,064,155
FOOD & BEVERAGES - 5.36%
Campbell Soup Company                                                        232,200                   8,039,925
General Mills, Inc.                                                          227,800                  10,151,337
H.J. Heinz Company                                                           194,700                   9,236,081
Hershey Foods Corp.                                                          226,200                  14,561,625
Kellogg Company                                                               91,100                   2,391,375
McCormick & Company, Inc.                                                    237,400                   8,561,238
                                                                                                      -----------
                                                                                                      52,941,581
FOREST PRODUCTS - 0.25%
Georgia-Pacific Corp.                                                         78,734                  $2,450,596
                                                                                                      -----------
HOTELS & RESTAURANTS - 1.99%
Hilton Hotels Corp.                                                          546,700                   5,740,350
McDonalds Corp.                                                               91,100                   3,097,400
Starwood Hotels & Resorts SBI, Class B                                       307,971                  10,855,978
                                                                                                      -----------
                                                                                                      19,693,728
HOUSEHOLD APPLIANCES - 0.36%
Black & Decker Corp.                                                          91,500                   3,591,375
                                                                                                      -----------
HOUSEHOLD PRODUCTS - 2.94%
Clorox Company                                                                91,000                   3,230,500
Fortune Brands, Inc.                                                         252,100                   7,563,000
Procter & Gamble Company                                                     136,100                  10,675,344
The Stanley Works                                                            244,600                   7,628,462
                                                                                                      -----------
                                                                                                      29,097,306
INDUSTRIAL MACHINERY - 1.19%
Illinois Tool Works, Inc.                                                     54,000                   3,216,375
Pall Corp.                                                                   403,000                   8,588,938
                                                                                                      -----------
                                                                                                      11,805,313
INSURANCE - 5.83%
American General Corp.                                                       156,500                  12,754,750
Aon Corp.                                                                    159,000                   5,445,750
Chubb Corp.                                                                  125,900                  10,890,350
Lincoln National Corp.                                                       135,100                   6,391,918
SAFECO Corp.                                                                 227,800                   7,488,925
St. Paul Companies, Inc.                                                      87,548                   4,754,951
UNUMProvident Corp. (a)                                                      369,400                   9,927,625
                                                                                                      -----------
                                                                                                      57,654,269
INTERNATIONAL OIL - 4.05%
Chevron Corp.                                                                153,800                  12,986,488
Royal Dutch Petroleum Company, GDR                                           201,300                  12,191,231
Texaco, Inc.                                                                 239,000                  14,847,875
                                                                                                      -----------
                                                                                                      40,025,594
LEISURE TIME - 1.41%
Hasbro, Inc.                                                                 455,500                   4,839,687
The Walt Disney Company *                                                    314,500                   9,100,844
                                                                                                      -----------
                                                                                                      13,940,531
LIQUOR - 0.92%
Brown Forman Corp., Class B                                                  136,700                   9,090,550
                                                                                                      -----------

MANUFACTURING - 1.55%
Minnesota Mining & Manufacturing Company                                     127,400                  15,351,700
                                                                                                      -----------
MINING - 0.64%
Newmont Mining Corp.                                                          74,400                   1,269,450
Phelps Dodge Corp.                                                            90,600                   5,056,613
                                                                                                      -----------
                                                                                                       6,326,063
NEWSPAPERS - 1.56%
Dow Jones & Company, Inc.                                                     90,600                   5,130,225
Knight-Ridder, Inc. (a)                                                      180,100                  10,243,187
                                                                                                      -----------
                                                                                                      15,373,412
PAPER - 2.39%
International Paper Company                                                  340,555                  13,898,901
Kimberly-Clark Corp.                                                          87,800                   6,206,582
Mead Corp.                                                                   112,500                   3,529,687
                                                                                                      -----------
                                                                                                      23,635,170

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                                             SHARES                   VALUE
                                                                             ------                   -----
PETROLEUM SERVICES - 2.24%
Baker Hughes, Inc.                                                           113,800                  $4,729,813
BP Amoco PLC, ADR                                                            363,660                  17,410,222
                                                                                                      -----------
                                                                                                      22,140,035
PHOTOGRAPHY - 0.85%
Eastman Kodak Company                                                        214,100                   8,430,188
                                                                                                      -----------

PUBLISHING - 0.36%
Readers Digest Association, Inc., Class A (a)                                 91,100                   3,564,288
                                                                                                      -----------

RAILROADS & EQUIPMENT - 2.04%
Norfolk Southern Corp.                                                       387,100                   5,153,269
Union Pacific Corp.                                                          296,100                  15,027,075
                                                                                                      -----------
                                                                                                      20,180,344
REAL ESTATE - 1.22%
Rouse Company                                                                209,200                   5,334,600
Simon Property Group, Inc.                                                   281,000                   6,744,000
                                                                                                      -----------
                                                                                                      12,078,600
RETAIL GROCERY - 0.37%
Albertsons, Inc.                                                             136,600                   3,619,900
                                                                                                      -----------

RETAIL TRADE - 1.88%
J. C. Penney, Inc.                                                           140,400                   1,526,850
May Department Stores, Inc.                                                  247,550                   8,107,262
Toys R Us, Inc. *                                                            537,700                   8,972,869
                                                                                                      -----------
                                                                                                      18,606,981
SANITARY SERVICES - 1.25%
Waste Management, Inc.                                                       444,432                  12,332,988
                                                                                                      -----------

SEMICONDUCTORS - 0.42%
Intel Corp.                                                                  135,900                   4,110,975
                                                                                                      -----------

SOFTWARE - 0.90%
BMC Software, Inc. *                                                         113,800                   1,593,200
Microsoft Corp. *                                                            168,000                   7,287,000
                                                                                                      -----------
                                                                                                       8,880,200
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.76%
Lucent Technologies, Inc.                                                    186,600                   2,519,100
Verizon Communications                                                       296,436                  14,858,854
                                                                                                      -----------
                                                                                                      17,377,954
TELEPHONE - 4.85%
Alltel Corp.                                                                 208,700                  13,030,706
American Telephone & Telegraph Corp.                                         341,250                   5,907,891
BellSouth Corp.                                                              181,800                   7,442,437
SBC Communications, Inc.                                                     325,664                  15,550,456
Sprint Corp. (FON Group)                                                     295,100                   5,994,219
                                                                                                      -----------
                                                                                                      47,925,709
TOBACCO - 2.23%
Philip Morris Companies, Inc.                                                260,700                  11,470,800
UST, Inc.                                                                    375,100                  10,526,244
                                                                                                      ----------
                                                                                                      21,997,044
                                                                                                      -----------
TOTAL COMMON STOCKS
(Cost: $818,966,327)                                                                                $914,409,906
                                                                                                    ------------


                                                                       PRINCIPAL
                                                                         AMOUNT                          VALUE
SHORT TERM INVESTMENTS - 6.64%
Navigator Securities Lending Trust, 6.47%                             $27,466,788                    $27,466,788
T. Rowe Price Resources Investor Fund                                  38,190,459                     38,190,459
                                                                                                      -----------
                                                                                                     $65,657,247

REPURCHASE AGREEMENTS - 0.87%
Repurchase Agreement with State
 Street Bank & Trust Company,
 dated 12/29/2000 at 5.50%, to be
 repurchased at $8,646,321 on
 01/02/2001, collateralized by
 $8,440,000 U.S.Treasury Notes,
 6.375% due 06/30/2002 (valued at
 $8,22,695, including interest)                                        $8,645,000                    $8,645,000
                                                                                                      -----------

TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
(Cost: $893,268,574)                                                                               $988,712,153
                                                                                                   ============



INCOME & VALUE TRUST

                                                                                         SHARES          VALUE
                                                                                         ------          -----
COMMON STOCKS - 62.39%
ADVERTISING - 0.18%
TMP Worldwide, Inc. *                                                                     20,000      $1,100,000
                                                                                                      -----------

AEROSPACE - 2.12%
Lockheed Martin Corp.                                                                     76,200       2,586,990
Raytheon Company, Class B                                                                 90,400       2,808,050
Textron, Inc.                                                                             19,400         902,100
United Technologies Corp.                                                                 81,800       6,431,525
                                                                                                      -----------
                                                                                                      12,728,665

ALUMINUM - 0.43%
Alcoa, Inc.                                                                               76,500       2,562,750
                                                                                                      -----------

APPAREL & TEXTILES - 0.54%
Jones Apparel Group, Inc. *                                                               10,900         350,844
V. F. Corp.                                                                               79,400       2,877,456
                                                                                                      -----------
                                                                                                       3,228,300
BANKING - 3.34%
Bank America Corp.                                                                       146,400       6,716,100
Bank One Corp.                                                                           191,400       7,010,025
Washington Mutual, Inc.                                                                  120,000       6,367,500
                                                                                                      -----------
                                                                                                      20,093,625
BROADCASTING - 5.21%
Adelphia Communications Corp., Class A * (a)                                              60,000       3,097,500
American Telephone & Telegraph Corp.-Liberty Media Group, Class A *                      420,400       5,701,675
Cablevision Systems Corp., Class A * (a)                                                  99,000       8,408,812
EchoStar Communications Corp., Class A *                                                  34,200         778,050
Fox Entertainment Group, Inc., Class A *                                                  15,900         284,213
Time Warner, Inc.                                                                        120,400       6,289,696
USA Networks, Inc. *                                                                      77,000       1,496,687
Viacom, Inc., Class A *                                                                   92,000       4,324,000
Viacom, Inc., Class B *                                                                   21,000         981,750
                                                                                                     -----------
                                                                                                      31,362,383

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS-DECEMBER 31, 2000-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                                                          SHARES          VALUE
                                                                                          ------          -----
BUSINESS SERVICES - 1.62%
Ecolab, Inc.                                                                              56,000      $2,418,500
Fluor Corp. * (a)                                                                         65,000       2,149,063
Interpublic Group Companies, Inc.                                                         65,000       2,766,562
Tyco International, Ltd.                                                                  43,300       2,403,150
                                                                                                     -----------
                                                                                                       9,737,275
CHEMICALS - 0.04%
Syngenta AG, ADR * (a)                                                                    22,863         250,064
                                                                                                     -----------

CELLULAR COMMUNICATIONS - 1.62%
Nokia Corp., ADR                                                                         195,000       8,482,500
Sprint Corp. (PCS Group) *                                                                60,900       1,244,644
                                                                                                     -----------
                                                                                                       9,727,144
COMPUTERS & BUSINESS EQUIPMENT - 2.33%
Cisco Systems, Inc. *                                                                     49,000       1,874,250
Compaq Computer Corp.                                                                    166,000       2,498,300
Corvis Corp. * (a)                                                                         2,100          50,006
Dell Computer Corp. *                                                                     94,800       1,653,075
Hewlett-Packard Company                                                                   98,200       3,099,437
International Business Machines Corp.                                                     16,800       1,428,000
Texas Instruments, Inc.                                                                   71,850       3,403,894
                                                                                                     -----------
                                                                                                      14,006,962
DOMESTIC OIL - 0.90%
Exxon Mobil Corp.                                                                         62,200       5,407,513
                                                                                                     -----------
DRUGS & HEALTH CARE - 7.57%
Astrazeneca PLC, ADR (a)                                                                 184,000       9,476,000
Becton Dickinson & Company                                                                63,454       2,197,095
Forest Laboratories, Inc. *                                                               48,300       6,417,862
Guidant Corp. *                                                                          108,000       5,825,250
Medtronic, Inc.                                                                          126,000       7,607,250
Pacificare Health Systems * (a)                                                           18,500         277,500
Pfizer, Inc.                                                                             223,000      10,258,000
Quintiles Transnational Corp. * (a)                                                      167,500       3,507,031
                                                                                                     -----------
                                                                                                      45,565,988
ELECTRICAL EQUIPMENT - 1.04%
Emerson Electric Company                                                                  43,700       3,444,106
General Electric Company                                                                  25,800       1,236,788
Sony Corp. (a)                                                                            22,200       1,548,450
                                                                                                     -----------
                                                                                                       6,229,344
ELECTRIC UTILITIES - 1.78%
AES Corp. *                                                                               92,300       5,111,112
Cinergy Corp.                                                                             80,700       2,834,588
Niagara Mohawk Holdings, Inc. *                                                           84,700       1,413,431
Northeast Utilities                                                                       56,000       1,358,000
                                                                                                     -----------
                                                                                                      10,717,131
ELECTRONICS - 0.87%
Agilent Technologies, Inc. *                                                              95,926       5,251,949
                                                                                                     -----------
FINANCIAL SERVICES - 3.06%
Berkshire Hathaway, Inc., Class A *                                                           45       3,195,000
Citigroup, Inc.                                                                           61,622       3,146,573
Household International, Inc.                                                             45,000       2,475,000
USA Education, Inc.                                                                      110,000       7,480,000
Wells Fargo & Company                                                                     38,200       2,127,263
                                                                                                     -----------
                                                                                                      18,423,836
FOOD & BEVERAGES - 4.24%
Campbell Soup Company                                                                    187,300       6,485,262
ConAgra, Inc.                                                                            103,600      $2,693,600
General Mills, Inc.                                                                      113,600       5,062,300
H.J. Heinz Company                                                                        37,100       1,759,931
Kellogg Company                                                                          278,900       7,321,125
PepsiCo, Inc.                                                                             44,600       2,210,488
                                                                                                     -----------
                                                                                                      25,532,706
GAS & PIPELINE UTILITIES - 1.20%
NiSource, Inc.                                                                            39,600       1,217,700
Williams Companies, Inc.                                                                 151,000       6,030,562
                                                                                                     -----------
                                                                                                       7,248,262
HOTELS & RESTAURANTS - 0.31%
McDonalds Corp.                                                                           55,000       1,870,000
                                                                                                     -----------

HOUSEHOLD PRODUCTS - 0.53%
Clorox Company                                                                            89,200       3,166,600
                                                                                                     -----------

INDUSTRIAL MACHINERY - 1.14%
Dover Corp.                                                                               43,000       1,744,188
Illinois Tool Works, Inc.                                                                 86,400       5,146,200
                                                                                                     -----------
                                                                                                       6,890,388
INSURANCE - 3.16%
Allstate Corp.                                                                            51,000       2,221,687
American International Group, Inc.                                                        23,875       2,353,180
Cincinnati Financial Corp.                                                                57,700       2,282,756
Hartford Financial Services Group, Inc.                                                   31,300       2,210,562
PMI Group, Inc.                                                                           31,800       2,152,463
XL Capital, Ltd., Shares A                                                                89,000       7,776,375
                                                                                                     -----------
                                                                                                      18,997,023
INTERNATIONAL OIL - 1.17%
Texaco, Inc.                                                                              38,200       2,373,175
The Shell Transport & Trading Company PLC (a)                                             95,000       4,690,625
                                                                                                     -----------
                                                                                                       7,063,800

INTERNET CONTENT - 0.17%
DoubleClick, Inc. * (a)                                                                   92,500       1,017,500
                                                                                                     -----------

INTERNET SOFTWARE - 0.26%
Genuity, Inc., Class A *                                                                  93,900         475,369
Webmethods, Inc. * (a)                                                                    12,000       1,067,250
                                                                                                     -----------
                                                                                                       1,542,619
LEISURE TIME - 1.48%
Carnival Corp., Class A                                                                  222,000       6,840,375
Hasbro, Inc.                                                                             194,400       2,065,500
                                                                                                     -----------
                                                                                                       8,905,875
LIQUOR - 0.68%
Anheuser-Busch Companies, Inc.                                                            90,000       4,095,000
                                                                                                     -----------

PETROLEUM SERVICES - 1.23%
Baker Hughes, Inc.                                                                       129,900       5,398,969
Weatherford International, Inc. * (a)                                                     41,900       1,979,775
                                                                                                     -----------
                                                                                                       7,378,744
RAILROADS & EQUIPMENT - 0.61%
Canadian National Railway Company                                                         43,700       1,297,344
Union Pacific Corp.                                                                       47,000       2,385,250
                                                                                                     -----------
                                                                                                       3,682,594
REAL ESTATE - 1.16%
IndyMac Mortgage Holdings, Inc. * (a)                                                    236,300       6,970,850
                                                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                      SHARES               VALUE
RETAIL GROCERY - 0.24%
Starbucks Corp. * (a)                                 32,000          $1,416,000
                                                                      ----------
RETAIL TRADE - 1.66%
Circuit City Stores, Inc.                             80,000             920,000
GAP, Inc.                                             48,900           1,246,950
Lowe's Companies, Inc.                               151,400           6,737,300
Williams Sonoma, Inc. *                               53,900           1,078,000
                                                                      ----------
                                                                       9,982,250
SEMICONDUCTORS - 5.31%
Advanced Micro Devices, Inc. *                        78,000           1,077,375
Altera Corp. *                                        55,100           1,449,819
Applied Materials, Inc. *                            204,200           7,797,887
Applied Micro Circuits Corp. *                        32,800           2,461,538
Bookham Technology PLC, ADR * (a)                     20,000             262,500
Credence Systems Corp. *                              38,500             885,500
Intel Corp.                                           52,300           1,582,075
Intersil Holding Corp., Class A * (a)                 41,000             940,438
KLA-Tencor Corp. *                                   124,200           4,183,987
Micron Technology, Inc. *                             18,000             639,000
MIPS Technologies, Inc. * (a)                         22,000             587,125
Novellus Systems, Inc. *                              61,300           2,202,969
PMC-Sierra, Inc. *                                    33,900           2,665,387
Teradyne, Inc. *                                     115,900           4,317,275
Virata Corp. * (a)                                    18,000             195,750
Xilinx, Inc. *                                        15,600             719,550
                                                                      ----------
                                                                      31,968,175
SOFTWARE - 1.87%
Autodesk, Inc. (a)                                    79,400           2,138,837
Cadence Design Systems, Inc. *                        66,900           1,839,750
Checkfree Corp. * (a)                                 94,300           4,060,794
PeopleSoft, Inc. *                                    86,700           3,224,156
                                                                      ----------
                                                                      11,263,537
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.81%
JDS Uniphase Corp. *                                   7,800             325,163
L.M. Ericsson Telefonaktiebolaget, ADR,
   Class B                                            85,000             950,937
Newport Corp. (a)                                      9,800             770,372
Nextel International, Inc.                                96                 959
Qwest Communications International, Inc.*             27,597           1,131,477
RF Micro Devices, Inc. * (a)                          53,500           1,467,906
Tycom, Ltd. *                                         10,300             230,463
                                                                      ----------
                                                                       4,877,277
TELEPHONE - 0.90%
American Telephone & Telegraph Corp.                  75,000           1,298,437
SBC Communications, Inc.                              22,500           1,074,375
Sprint Corp. (FON Group) (a)                          45,600             926,250
Voicestream Wireless Corp. *                           9,700             976,063
WorldCom, Inc. *                                      82,100           1,149,400
                                                                      ----------
                                                                       5,424,525
TOBACCO - 0.45%
Philip Morris Companies, Inc.                         61,500           2,706,000
                                                                      ----------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.92%
NIKE, Inc., Class B                                   99,000           5,525,438
                                                                      ----------
TRUCKING & FREIGHT - 0.24%
CNF Transportation, Inc.                              42,400           1,433,650
                                                                      ----------
TOTAL COMMON STOCKS
(Cost: $363,401,209)                                                $375,351,742
                                                                    ------------

                                                   PRINCIPAL
                                                      AMOUNT               VALUE
U.S. TREASURY OBLIGATIONS - 4.45%
U.S. TREASURY BONDS - 0.63%
5.25% due 02/15/2029                              $1,000,000            $957,970
7.875% due 02/15/2021 (a)                          2,250,000           2,863,125
                                                                      ----------
                                                                       3,821,095

U.S. TREASURY NOTES - 3.82%
5.25% due 08/15/2003 (a)                             375,000             376,170
5.625% due 02/15/2006 - 05/15/2008 (a)             5,625,000           5,763,004
6.25% due 02/15/2003 - 02/15/2007 (a)             14,175,000          14,669,908
6.875% due 05/15/2006 (a)                          2,000,000           2,163,440
                                                                      ----------
                                                                      22,972,522

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $26,264,440)                                                  $26,793,617
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.83%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.35%
5.125% due 02/13/2004                              3,875,000           3,816,875
5.25% due 01/15/2009                               1,500,000           1,432,260
6.00% due 05/15/2008 - 05/01/2029                  6,363,177           6,240,089
6.25% due 05/15/2029                               4,750,000           4,771,518
6.50% due 06/01/2014 - 05/01/2029                 13,974,185          13,811,347
7.50% due 09/01/2029                               2,102,286           2,133,147
                                                                      ----------
                                                                      32,205,236

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.48%
6.00% due 05/15/2029 - 06/15/2029                  3,163,223           3,069,307
6.50% due 05/15/2029 - 07/15/2029                 11,370,839          11,242,917
7.00% due 04/15/2029 - 10/15/2029                  3,539,411           3,554,878
7.50% due 10/15/2029                                 968,133             984,766
8.00% due 10/15/2025 - 04/15/2030                  7,904,441           8,113,707
                                                                      ----------
                                                                      26,965,575

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $58,312,608)                                                  $59,170,811
                                                                     -----------


CORPORATE BONDS - 9.40%
AUTO SERVICES - 0.13%
Hertz Corp.,
   7.625% due 08/15/2007                             750,000             757,635
                                                                      ----------
BANKING - 0.46%
Bank of America,
   7.875% due 05/16/2005                             750,000             791,302
Bank One Corp.,
   5.625% due 02/17/2004                             750,000             729,293
Capital One Bank,
   8.25% due 06/15/2005                              750,000             760,823
Capital One Financial Corp.,
   7.25% due 05/01/2006                              500,000             464,805
                                                                      ----------
                                                                       2,746,223

BROADCASTING - 1.09%
Acme Television/Finance, Series B, Step up
   to 10.875% due 09/30/2004                         500,000             432,500
CBS, Inc.,
   7.15% due 05/20/2005                            1,250,000           1,269,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT               VALUE
BROADCASTING - CONTINUED
Charter Communication Holdings LLC,
   8.25% due 04/01/2007                             $500,000            $455,000
    Step up to 11.75% due 01/15/2010               1,300,000             747,500
Clear Channel Communications,
   7.65% due 09/15/2010                            1,000,000           1,009,210
Cox Radio, Inc.,
   6.375% due 05/15/2005                           1,000,000             988,210
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                             750,000             763,125
Radio One, Inc., Series B,
   12.00% due 05/15/2004                             125,000             127,500
Viacom, Inc.,
   7.70% due 07/30/2010                              750,000             785,482
                                                                       ---------
                                                                       6,577,727

BUSINESS SERVICES - 0.12%
Williams Holdings, Inc.,
   6.50% due 12/01/2008                              750,000             726,930
                                                                      ----------
COMPUTERS & BUSINESS EQUIPMENT - 0.06%
Zilog, Inc.,
   9.50% due 03/01/2005                              700,000             385,000
                                                                      ----------
CONSTRUCTION & MINING EQUIPMENT - 0.16%
McDermott, Inc.,
   9.375% due 03/15/2002                           1,125,000             990,000
                                                                      ----------
DOMESTIC OIL - 0.01%
Clark Refining & Marketing, Inc., 8.375%
   due 11/15/2007                                     75,000              56,250
                                                                      ----------
ELECTRIC UTILITIES - 0.57%
Coastal Corp.,
   6.50% due 06/01/2008                            1,250,000           1,227,675
Michigan Consolidated Gas Company,
   6.45%, VR due 06/30/2008                          750,000             727,067
USA Waste Services, Inc.,
   6.50% due 12/15/2002                              750,000             735,465
Waste Management, Inc.,
   6.625% due 07/15/2002                             750,000             741,038
                                                                      ----------
                                                                       3,431,245

FINANCIAL SERVICES - 2.14%
Associates Corp. of North America, 5.75%
   due 11/01/2003                                  2,000,000           1,975,320
Boeing Capital Corp.,
   7.10% due 09/27/2005                              750,000             782,317
Citigroup, Inc.,
   7.25% due 10/01/2010                              750,000             775,718
Conseco, Inc.,
   8.75% due 02/09/2004                              750,000             547,500
Ford Motor Credit Company,
   5.80% due 01/12/2009                            2,250,000           2,027,340
   7.375% due 10/28/2009                           1,000,000             997,480
Goldman Sachs Group, Inc.,
   7.625% due 08/17/2005                             750,000             781,995
Household Finance Corp.,
   6.40% due 06/17/2008                            2,000,000           1,907,340
   7.20% due 07/15/2006                              750,000             765,097
NiSource Finance Corp.,
   7.50% due 11/15/2003                              750,000             760,965
   7.875% due 11/15/2010                             750,000             784,470
Triton Aviation Finance,
   FRN, 7.48% due 05/15/2005                         750,000             750,225
                                                                      ----------
                                                                      12,855,767

FOOD & BEVERAGES - 0.48%
ConAgra, Inc.,
   7.50% due 09/15/2005                              500,000             523,275
   7.875% due 09/15/2010                             750,000             809,730
Kroger Company,
   8.05% due 02/01/2010                              750,000             796,387
Nabisco, Inc.,
   7.55% due 06/15/2015                              750,000             726,818
                                                                      ----------
                                                                       2,856,210

HOTELS & RESTAURANTS - 0.13%
MGM Mirage, Inc.,
   8.50% due 09/15/2010                              750,000             770,145
                                                                      ----------
HOUSEHOLD APPLIANCES - 0.12%
Philips Electronics NV,
   7.20% due 06/01/2026                              750,000             748,410
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.16%
Salton, Inc.,
   10.75% due 12/15/2005                           1,000,000             970,000
                                                                      ----------
INTERNET RETAIL - 0.21%
Amazon.com, Inc.,
   4.75% due 02/01/2009                            3,397,000           1,256,890
                                                                      ----------
LEISURE TIME - 0.10%
Hasbro, Inc.,
   8.50% due 03/15/2006                              750,000             613,152
                                                                      ----------
MINING - 0.05%
Freeport McMoran Copper & Gold, 7.20%
   due 11/15/2026                                    500,000             325,000
                                                                      ----------
PAPER - 0.11%
Fort James Corp.,
   6.875% due 09/15/2007                             750,000             661,538
                                                                      ----------
PUBLISHING - 0.55%
Time Warner, Inc.,
   7.25% due 10/15/2017                            2,250,000           2,227,928
   8.18% due 08/15/2007                            1,000,000           1,078,660
                                                                      ----------
                                                                       3,306,588

RETAIL TRADE - 0.10%
Dillards, Inc.,
   6.43% due 08/01/2004                              750,000             584,625
                                                                      ----------
SANITARY SERVICES - 0.29%
WMX Technologies, Inc.,
   6.375% due 12/01/2003                             750,000             726,338
   6.70% due 05/01/2001                              250,000             249,375
   7.10% due 08/01/2026                              750,000             741,622
                                                                      ----------
                                                                       1,717,335

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT               VALUE
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.00%
Dobson Communications Corp.,
   10.875% due 07/01/2010                         $1,500,000          $1,477,500
Nextel Communications, Inc.,
   12.00% due 11/01/2008                           2,250,000           2,362,500
Nextel International, Inc.,
   12.75% due 08/01/2010                             375,000             300,000
Nextel Partners, Inc.,
   11.00% due 03/15/2010                             625,000             598,437
    Series 144, 11.00% due 03/15/2010                750,000             718,125
Omnipoint Corp.,
   11.50% due 09/15/2009                             250,000             272,500
Spectrasite Holdings, Inc.,
   Step up to 11.25% due 04/15/2009                  500,000             260,000
                                                                      ----------
                                                                       5,989,062

TELEPHONE - 1.36%
Centurytel, Inc., Series H,
   8.375% due 10/15/2010                             750,000             770,640
Crown Castle International Corp.,
   10.75% due 08/01/2011                             750,000             768,750
   Step up to 10.375% due 05/15/2011               1,500,000           1,005,000
Liberty Media Corp.,
   7.875% due 07/15/2009                           1,750,000           1,724,730
SBA Communications Corp.,
   Step up to 12.00% due 03/01/2008                  300,000             231,000
Vodafone Group PLC,
   7.625% due 02/15/2005                           2,250,000           2,316,944
Voicestream Wireless Corp.,
   10.375% due 11/15/2009                          1,292,827           1,393,021
                                                                      ----------
                                                                       8,210,085

TOTAL CORPORATE BONDS
(Cost: $58,175,856)                                                  $56,535,817
                                                                     -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.85%
Bombardier Capital Mortgage Securities
   Corp., Series 2000-A, Class A2,
   7.575% due 06/15/2030                             750,000             770,003
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B, 6.85% due
   12/17/2027                                        750,000             764,544
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3, 6.869% due
   08/15/2007                                        750,000             768,220
Green Tree Financial Corp., Series
   1997-6, Class A7, 7.14% due 01/15/2029            250,000             250,938
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1, 7.014% due
   06/15/2021                                      1,255,272           1,264,415
 Merrill Lynch Mortgage Investors,
    Inc., Series 1997-C1, Class A2,
    7.12% due 06/18/2029                             750,000             778,309
Residential Funding Mortgage Securities
   II, Series 2000-HI5, Class AI4, 6.94%
   due 12/25/2014                                    500,000             504,922
                                                                      ----------
                                                                       5,101,351

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $4,928,205)                                                    $5,101,351
                                                                      ----------


ASSET BACKED SECURITIES - 1.07%
Citibank Credit Card Master Trust I,
   Series 1999-1, Class A, 5.50% due
   02/15/2006                                        750,000             740,153
EQCC Home Equity Loan Trust, Series
   1999-3, Class A3F, 7.067% due
   11/25/2024                                        750,000             758,610
Government Lease Trust, Series
   1999-GSA1, Class A2, 6.18% due
   05/18/2005                                      2,000,000           2,003,847
Pegasus Aviation Lease Securitization,
   Series 2000-1, Class A2, 8.37% due
   03/25/2030                                        750,000             755,156
Sears Credit Account Master Trust,
   Series 1998-2, Class A, 5.25% due
   10/16/2008                                      1,500,000           1,471,396
   Series 1999-1, Class A, 5.65% due
   03/15/2009                                        750,000             745,777
                                                                      ----------
                                                                       6,474,939

TOTAL ASSET BACKED SECURITIES
(Cost: $6,430,166)                                                    $6,474,939
                                                                      ----------


SHORT TERM INVESTMENTS - 9.81%
Navigator Securities Lending Trust, 6.47%
                                                  59,001,429         $59,001,429
                                                                     -----------

REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State
  Street Bank & Trust Company,
  dated 12/29/2000 at 5.50%, to be
  repurchased at $13,222,020 on
  01/02/2001, collateralized by
  $9,310,000 U.S. Treasury Bonds,
  14.00% due 11/15/2011 (valued at
  $13,487,863, including interest)               $13,220,000         $13,220,000
                                                                     -----------
TOTAL INVESTMENTS   (INCOME & VALUE TRUST)  (Cost:
$589,733,913)                                                       $601,649,706
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

BALANCED TRUST

                                                      SHARES               VALUE
COMMON STOCKS - 61.67%
AIR TRAVEL - 0.50%
Delta Air Lines, Inc.                                 21,300          $1,068,994
                                                                     -----------
BANKING - 2.08%
Bank of New York, Inc.                                20,000           1,103,750
Fifth Third Bancorp (a)                               35,050           2,094,238
FleetBoston Financial Corp.                           32,100           1,205,756
                                                                     -----------
                                                                       4,403,744
BROADCASTING - 2.15%
American Telephone & Telegraph Corp.-Liberty
   Media Group, Class A *                             70,900             961,581
Time Warner, Inc.                                     45,600           2,382,144
Viacom, Inc., Class B *                               26,200           1,224,850
                                                                     -----------
                                                                       4,568,575
BUSINESS SERVICES - 3.45%
Omnicom Group, Inc.                                   20,400           1,690,650
Tyco International, Ltd.                             101,400           5,627,700
                                                                     -----------
                                                                       7,318,350
CELLULAR COMMUNICATIONS - 0.63%
Nokia Corp., ADR                                      30,875           1,343,063
                                                                     -----------
COMPUTERS & BUSINESS EQUIPMENT - 6.28%
Apple Computer, Inc. *                                16,700             248,412
Brocade Communications Systems, Inc. *                 7,900             725,319
Cisco Systems, Inc. *                                106,500           4,073,625
EMC Corp. *                                           41,000           2,726,500
International Business Machines Corp.                 11,000             935,000
Network Appliance, Inc. *                             18,100           1,162,642
Palm, Inc. *                                          31,600             894,675
Redback Networks, Inc. *                              11,400             467,400
Sun Microsystems, Inc. *                              75,000           2,090,625
                                                                     -----------
                                                                      13,324,198
DOMESTIC OIL - 1.57%
Exxon Mobil Corp.                                     38,400           3,338,400
                                                                     -----------
DRUGS & HEALTH CARE - 9.67%
Abbott Laboratories                                   21,500           1,041,406
American Home Products Corp.                          27,700           1,760,335
Amgen, Inc. *                                         23,500           1,502,531
Baxter International, Inc.                            17,900           1,580,794
Bristol-Myers Squibb Company                          22,800           1,685,775
Genetech, Inc. *                                       9,900             806,850
Gilead Sciences, Inc. *                                6,800             563,975
Human Genome Sciences, Inc. *                          8,500             589,156
Merck & Company, Inc.                                 29,800           2,790,025
Millennium Pharmaceuticals, Inc. *                    11,400             705,375
Pfizer, Inc.                                          74,025           3,405,150
Pharmacia & Upjohn, Inc.                              41,900           2,555,900
Schering-Plough Corp.                                 17,900           1,015,825
Vertex Pharmaceuticals, Inc. *                         7,400             529,100
                                                                     -----------
                                                                      20,532,197
ELECTRICAL EQUIPMENT - 3.26%
General Electric Company                             144,200           6,912,587
                                                                     -----------
ELECTRONICS - 2.54%
Analog Devices, Inc. *                                43,100           2,206,181
Foundry Networks, Inc. * (a)                          28,300             424,500
Motorola, Inc.                                        71,600           1,449,900
Solectron Corp. *                                     38,800           1,315,320
                                                                     -----------
                                                                       5,395,901

FINANCIAL SERVICES - 5.36%
Capital One Financial Corp.                           32,400          $2,132,325
Citigroup, Inc.                                       52,133           2,662,041
Federal Home Loan Mortgage Corp.                      19,800           1,363,725
Lehman Brothers Holdings, Inc.                        14,500             980,563
Morgan Stanley Dean Witter & Company                  20,000           1,585,000
USA Education, Inc.                                   15,800           1,074,400
Wells Fargo & Company                                 28,500           1,587,094
                                                                     -----------
                                                                      11,385,148
GAS & PIPELINE UTILITIES - 0.84%
Williams Companies, Inc.                              44,500           1,777,219
                                                                     -----------
HOUSEHOLD PRODUCTS - 0.28%
Colgate-Palmolive Company                              9,200             593,860
                                                                     -----------
INSURANCE - 0.99%
American International Group, Inc.                    21,300           2,099,381
                                                                     -----------
INTERNET SOFTWARE - 0.83%
Juniper Networks, Inc. *                              14,000           1,764,875
                                                                     -----------
PETROLEUM SERVICES - 1.51%
Baker Hughes, Inc.                                    25,300           1,051,531
Nabors Industries, Inc. *                             18,000           1,064,700
Weatherford International, Inc. *                     22,900           1,082,025
                                                                     -----------
                                                                       3,198,256
PUBLISHING - 0.34%
McGraw-Hill Companies, Inc.                           12,300             721,088
                                                                     -----------
RAILROADS & EQUIPMENT - 0.52%
Union Pacific Corp.                                   21,700           1,101,275
                                                                     -----------
RETAIL TRADE - 3.36%
Home Depot, Inc.                                      30,800           1,407,175
Intimate Brands, Inc., Class A                        36,300             544,500
Lowe's Companies, Inc.                                25,800           1,148,100
Target Corp.                                          44,300           1,428,675
Wal-Mart Stores, Inc.                                 48,900           2,597,812
                                                                     -----------
                                                                       7,126,262
SEMICONDUCTORS - 2.85%
Applied Micro Circuits Corp. *                        22,000           1,651,031
Intel Corp.                                           79,500           2,404,875
PMC-Sierra, Inc. *                                    10,675             839,322
Vitesse Semiconductor Corp. *                         21,000           1,161,563
                                                                     -----------
                                                                       6,056,791
SOFTWARE - 3.72%
Mercury Interactive Corp. *                           11,700           1,055,925
Microsoft Corp. *                                     54,600           2,368,275
Oracle Systems Corp. *                                76,500           2,223,281
Siebel Systems, Inc. *                                16,600           1,122,575
VERITAS Software Corp. *                              12,900           1,128,750
                                                                     -----------
                                                                       7,898,806
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 8.07%
ADC Telecommunications, Inc. *                        38,000             688,750
CIENA Corp. *                                         19,500           1,586,812
Comverse Technology, Inc. * (a)                       12,700           1,379,537
Corning, Inc.                                         50,700           2,677,594
General Motors Corp., Class H *                       31,300             719,900
JDS Uniphase Corp. *                                  54,460           2,270,301
L.M. Ericsson Telefonaktiebolaget, ADR,
   Class B                                            31,950             357,441
Level 3 Communications, Inc. * (a)                    27,000             885,938
Nextel Partners, Inc., Class A *                      18,700             314,394
Nortel Networks Corp. (a)                             68,375           2,192,273

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES               VALUE
                                                      ------               -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Qwest Communications International, Inc. *            44,554          $1,826,714
SDL, Inc. * (a)                                        6,200             918,763
Tycom, Ltd. *                                         59,000           1,320,125
                                                                     -----------
                                                                      17,138,542
TELEPHONE - 0.87%
Nextel Communications, Inc., Class A *                23,200             574,200
SBC Communications, Inc.                              26,600           1,270,150
                                                                     -----------
                                                                       1,844,350

TOTAL COMMON STOCKS
(Cost: $144,251,078)                                                $130,911,862
                                                                    ------------
                                                   PRINCIPAL
                                                      AMOUNT               VALUE
                                                   ---------               -----
U.S. TREASURY OBLIGATIONS - 16.57%
U.S. TREASURY NOTES - 16.57%
5.375% due 06/30/2003                             $1,100,000          $1,106,534
5.50% due 02/28/2003 - 02/15/2008                  5,500,000           5,577,022
6.25% due 10/31/2001 - 02/15/2007                  6,000,000           6,181,860
6.50% due 05/15/2005                               8,000,000           8,440,000
6.875% due 05/15/2006                              6,000,000           6,490,320
7.25% due 05/15/2004                               6,925,000           7,367,577
                                                                     -----------
                                                                      35,163,313
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $34,137,196)                                                  $35,163,313
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.62%
FEDERAL HOME LOAN BANK - 5.67%
7.25% due 05/15/2002                               5,935,000           6,055,540
6.75% due 02/15/2002                               5,885,000           5,983,397
                                                                     -----------
                                                                      12,038,937
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.90%
6.45% due 04/29/2009                               2,500,000           2,473,825
6.645% due 03/10/2004                              1,525,000           1,568,915
                                                                     -----------
                                                                       4,042,740
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.05%
6.00% due 05/15/2008                                 100,000             100,375
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost:
$15,928,158)                                                         $16,182,052
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 0.96%
GOVERNMENT OF CANADA - 0.96%
6.50% due 12/01/2005                               2,960,000           2,042,978
                                                                     -----------

TOTAL FOREIGN GOVERNMENT  OBLIGATIONS (Cost:
$2,030,923)                                                           $2,042,978
                                                                     -----------

CORPORATE BONDS - 6.28%
AUTOMOBILES - 1.04%
Hertz Corp.,
   6.50% due 05/15/2006                            2,275,000           2,206,932
                                                                     -----------
BROADCASTING - 0.96%
Viacom, Inc.,
   7.75% due 06/01/2005                            1,955,000           2,029,349
                                                                     -----------
INDUSTRIALS - 2.40%
Wal Mart Stores, Inc.,
   6.55% due 08/10/2004                            5,000,000           5,105,950
                                                                     -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.93%
New York Telephone Company,
   5.875% due 09/01/2003                          $2,000,000          $1,975,680
                                                                     -----------
TELEPHONE - 0.95% WorldCom, Inc.,
   7.75% due 04/01/2007                            2,000,000           2,010,800
                                                                     -----------
TOTAL CORPORATE BONDS
(Cost: $13,080,384)                                                  $13,328,711
                                                                     -----------

SHORT TERM INVESTMENTS - 3.40%
Navigator Securities Lending Trust, 6.47%
                                                  $7,221,004          $7,221,004
                                                                     -----------
REPURCHASE AGREEMENTS - 3.50%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $7,432,135 on
   01/02/2001, collateralized by
   $4,715,000 U.S. Treasury Bonds,
   11.250% due 02/15/2015 (valued
   at$7,585,322, including interest)              $7,431,000          $7,431,000
                                                                     -----------
TOTAL INVESTMENTS   (BALANCED TRUST)
(Cost: $224,079,743)                                                $212,280,920
                                                                    ============


HIGH YIELD TRUST
                                                       SHARES              VALUE
                                                       ------              -----
COMMON STOCKS - 2.06%
ELECTRONICS - 0.82%
TNP Enterprises, Inc. *                                20,750         $2,064,625
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.24%
Broadwing Communications, Inc.                          3,105          3,011,850
Tele1 Europe Holding AB, ADR *                         29,128            134,717
                                                                     -----------
                                                                       3,146,567
TOTAL COMMON STOCKS
(Cost: $4,795,537)                                                    $5,211,192
                                                                      ----------

PREFERRED STOCK - 2.66%
BROADCASTING - 0.81%
Paxson Communications Corp.
    JR CRT PIK                                             27            255,825
Paxson Communications Corp.
    JR EXEC                                               198          1,806,750
                                                                     -----------
                                                                       2,062,575
FINANCIAL SERVICES - 0.27%
Kmart Financing                                        25,350            676,528
                                                                     -----------
TELEPHONE - 1.58%
Dobson Communications Corp.                             2,684          2,422,310
NEXTEL Communications, Inc., Series D (a)
                                                        4,980            481,815
XO Communications, Inc.                                14,720            441,600
XO Communications, Inc., Series E                       1,368            632,700
                                                                     -----------
                                                                       3,978,425

TOTAL PREFERRED STOCK
(Cost: $7,338,557)                                                    $6,717,528
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES              VALUE
                                                       ------              -----
WARRANTS - 0.22%
BROADCASTING - 0.02%
Paxson Communications Corp. *,
   (Expiration date 06/30/03; strike
   price $16.00)                                          832             $2,496
XM Satellite Radio, Inc. *, (Expiration
   date 03/15/2010;strike price $49.50)
                                                        1,350             47,419
                                                                     -----------
                                                                          49,915
COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Wam ! Net, Inc. *, (Expiration date
   03/01/2005;strike price $6.03)                       4,500             41,063
                                                                     -----------
ELECTRONICS - 0.03%
TNP Enterprises, Inc. *, (Expiration date
    04/01/2011;strike price $0.01)                      1,975             59,250
                                                                     -----------
STEEL - 0.00%
Republic Technologies International,
   Inc. *, (Expiration date 07/15/2009;
   strike price $.01)                                   1,315                 13
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.07%
Globalstar Telecommunications *,
   (Expiration date 02/15/2004; strike
   price $17.39)                                        1,540                 15
GT Group Telecom, Inc. *, (Expiration
   date 02/01/2010;strike price $0)                     3,145            138,380
Maxcom Telecomunicationes *, (Expiration
   date 04/01/2007;strike price $0.01)
                                                        1,675                 83
Motient Corp *., (Expiration date
   04/01/2008; strike price $12.28)                     2,200             31,075
                                                                     -----------
                                                                         169,553
TELEPHONE - 0.08%
Occidente y Caribe Celular SA *,
   (Expiration date 03/15/2004; strike
   price $1.00)                                        15,400            232,925
                                                                     -----------
TOTAL WARRANTS
(Cost: $499,545)                                                        $552,719
                                                                        --------
                                                    PRINCIPAL
                                                       AMOUNT              VALUE
                                                    ---------              -----
U.S. TREASURY OBLIGATIONS - 0.75%
U.S. TREASURY NOTES - 0.75%
6.50% due 10/15/2006 (a)                           $1,775,000         $1,894,262
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,709)                                                    $1,894,262
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 0.88%
FEDERAL REPUBLIC OF BRAZIL - 0.46%
11.00% due 08/17/2040                     $         1,435,000          1,169,525
                                                                     -----------
REPUBLIC OF COLOMBIA - 0.42%
9.75% due 04/23/2009 (a)                            1,250,000          1,056,250
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,214,992)                                                    $2,225,775
                                                                     -----------


CORPORATE BONDS - 77.03%
APPAREL & TEXTILES - 0.60%
Westpoint Stevens, Inc.,
   7.875% due 06/15/2005                            2,025,000        $ 1,508,625
                                                                     -----------
AUTO PARTS - 0.71%
Hayes Wheels International, Inc.,
   9.125% due 07/15/2007                              935,000            617,100
Lear Corp.,
   7.96% due 05/15/2005                               720,000            675,216
   8.11% due 05/15/2009                               405,000            359,838
Tenneco Automotive, Inc.,
   11.625% due 10/15/2009 (a)                         280,000            132,300
                                                                     -----------
                                                                       1,784,454
BROADCASTING - 7.25%
AMSC Acquisition Company, Inc., Series B,
   12.25% due 04/01/2008                            2,200,000            748,000
British Sky Broadcasting Group, 8.20%
   due 07/15/2009                                   2,605,000          2,451,175
Cablevision SA,
   13.75% due 05/01/2009                              845,000            616,850
Callahan Nordrhein Westfalen,
   14.00% due 07/15/2010 (a)                        3,150,000          2,850,750
Chancellor Media Corp., Series B, 8.125%
   due 12/15/2007                            $      1,105,000          1,111,906
Echostar DBS Corp.,
   9.375% due 02/01/2009                            2,330,000          2,260,100
HMV Media Group PLC,
   10.875% due 05/15/2008 (a)              GBP      1,450,000            847,760
Multicanal SA,
    10.50% due 02/01/2007 (a)                $        950,000            655,500
   Series E, 13.125% due 04/15/2009                   240,000            188,400
Telewest Commerce, Step up to
   9.875% due 04/15/2009                   GBP      4,525,000          3,146,299
TV Azteca SA DE CV, Series B,
   10.50% due 02/15/2007                     $      1,650,000          1,567,500
United Pan Europe. Series B,
   10.875% due 08/01/2009                           1,770,000          1,154,925
XM Satellite Radio, Inc.,
   14.00% due 03/15/2010                            1,350,000            715,500
                                                                     -----------
                                                                      18,314,665
BUILDING MATERIALS & CONSTRUCTION - 1.30%
Centex Corp.,
   9.75% due 06/15/2005                             1,700,000          1,755,964
D.R. Horton, Inc.,
   8.00% due 02/01/2009 (a)                         1,700,000          1,530,000
                                                                     -----------
                                                                       3,285,964
CHEMICALS - 2.02%
Huntsman ICI Chemicals,
   10.125% due 07/01/2009                           1,500,000          1,434,375
   10.125% due 07/01/2009               EUR         1,200,000          1,126,236
Lyondell Chemical Company, Series A,
   9.625% due 05/01/2007                     $      2,625,000          2,546,250
                                                                     -----------
                                                                       5,106,861
COMPUTERS & BUSINESS EQUIPMENT - 1.73%
Globix Corp.,
   12.50% due 02/01/2010 (a)                        1,990,000            756,200
International Game Technology, 8.375%
   due 05/15/2009 ****                              2,900,000          2,871,000
Wam ! Net, Inc., Series A,
   Step up to 13.25% due 03/01/2005                 1,700,000            748,000
                                                                     -----------
                                                                       4,375,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT              VALUE
                                                    ---------              -----
CONSTRUCTION MATERIALS - 1.23%
Nortek, Inc., Series B,
   8.875% due 08/01/2008                           $2,390,000         $2,115,150
Pindo Deli Finance Mauritius, Ltd.,
   10.75% due 10/01/2007 ****                       2,845,000            995,750
                                                                     -----------
                                                                       3,110,900
CONTAINERS & GLASS - 0.95% Owens-Illinois, Inc.,
    7.35% due 05/15/2008 (a)                          900,000            486,000
    7.50% due 05/15/2010                            3,450,000          1,811,250
    7.80% due 05/15/2018                              195,000             91,650
                                                                     -----------
                                                                       2,388,900
CRUDE PETROLEUM & NATURAL GAS - 0.91%
Vintage Petroleum, Inc.,
    8.625% due 02/01/2009 (a)                         625,000            632,813
    9.75% due 06/30/2009                            1,595,000          1,674,750
                                                                     -----------
                                                                       2,307,563
DRUGS & HEALTH CARE - 5.95%
Columbia/HCA Healthcare Corp.,
    6.91% due 06/15/2005                            1,900,000          1,838,250
    7.69% due 06/15/2025                            1,000,000            883,750
Fresenius Medical Care Capital Trust,
    7.875% due 02/01/2008                           2,600,000          2,366,000
    9.00% due 12/01/2006 (a)                        1,350,000          1,296,000
HCA Healthcare Company,
   8.75% due 09/01/2010                    $        3,200,000          3,368,000
Tenet Healthcare Corp.,
    8.125% due 12/01/2008                           2,200,000          2,216,500
    8.625% due 01/15/2007  ****                     3,000,000          3,071,250
                                                                     -----------
                                                                      15,039,750
ELECTRIC UTILITIES - 2.39% AES Corp.,
   8.50% due 11/01/2007                             2,400,000          2,319,000
USA Waste Services, Inc.,
   7.125% due 10/01/2007                            1,500,000          1,442,730
   7.125% due 12/15/2017                              500,000            442,400
WMX Technologies, Inc.,
   7.00% due 10/15/2006                             1,905,000          1,849,526
                                                                     -----------
                                                                       6,053,656
FINANCIAL SERVICES - 2.54%
Flowserve Finance BV,
   12.25% due 08/15/2010                            2,035,000          1,871,490
Ford Motor Credit Company,
   7.375% due 10/28/2009                              955,000            952,593
GS Escrow Corp.,
   7.125% due 08/01/2005                            2,355,000          2,237,886
PTC International Finance II SA,
   11.25% due 12/01/2009                 EUR        1,500,000          1,363,164
                                                                     -----------
                                                                       6,425,133
HOTELS & RESTAURANTS - 3.09%
Hilton Hotels Corp.,
   7.95% due 04/15/2007                    $        2,700,000          2,710,557
HMH Properties, Inc.,
   7.875% due 08/01/2005                            1,350,000          1,299,375
Horseshoe Gaming LLC,
   8.625% due 05/15/2009                            2,725,000          2,629,625
Park Place Entertainment Corp.,
    7.875% due 12/15/2005                             425,000            418,625
    8.50% due 11/15/2006                              725,000            752,188
                                                                     -----------
                                                                       7,810,370
INDUSTRIALS - 5.29%
Actuant Finance Corp. (a),
   13.00% due 05/01/2009                            1,450,000          1,319,500
Crown Cork & Seal Finance PLC, 7.00% due
   12/15/2006                                       1,345,000            672,500
EES Coke Battery Company, Inc., 9.382%
   due 04/15/2007                                     525,000            357,089
Glencore Nickel Property, Ltd., 9.00%
   due 12/01/2014                                     630,000            494,550
Hayes Lemmerz International, Inc.,
   Series B, 8.25% due 12/15/2008                   3,520,000          2,182,400
Indah Kiat Finance Mauritius, Ltd.,
   10.00% due 07/01/2007                            1,850,000            693,750
ISP Holdings, Inc., Series B,
   9.00% due 10/15/2003                             2,550,000          1,899,750
Norampac, Inc.,
   9.50% due 02/01/2008                             2,110,000          2,104,725
Paiton Energy,
   9.34% due 02/15/2014                             1,625,000            487,500
Smithfield Foods, Inc.,
   7.625% due 02/15/2008                            3,425,000          3,168,125
                                                                     -----------
                                                                      13,379,889
INSURANCE - 0.73%
Anthem Insurance Companies, Inc., 9.125%
   due 04/01/2010                                   1,905,000          1,848,326
                                                                     -----------
INTERNATIONAL OIL - 0.48%
Nuevo Energy Company,
   9.375% due 10/01/2010                            1,215,000          1,218,038
                                                                     -----------
INTERNET CONTENT - 0.52% PSINet, Inc.,
   10.00% due 02/15/2005                            3,320,000            937,900
   11.00% due 08/01/2009                            1,300,000            367,250
                                                                     -----------
                                                                       1,305,150
INTERNET SOFTWARE - 0.84%
Exodus Communications, Inc.,
   11.625% due 07/15/2010                           2,360,000          2,118,100
                                                                     -----------

LEISURE TIME - 4.42%
Charter Communications Holdings, 10.25%
   due 01/15/2010 ****                              3,750,000          3,618,750
Harrahs Operating, Inc.,
   7.875% due 12/15/2005                            2,475,000          2,450,250
Station Casinos, Inc.,
    8.875% due 12/01/2008                           2,985,000          2,925,300
    9.75% due 04/15/2007                              885,000            896,063
    10.125% due 03/15/2006                          1,240,000          1,277,200
                                                                     -----------
                                                                      11,167,563
MINING - 0.95%
Murrin Murrin Holdings Property, 9.375%
   due 08/31/2007                                   3,005,000          2,404,000
                                                                     -----------
PAPER - 1.14%
Pacifica Papers, Inc.,
   10.00% due 03/15/2009 **** (a)                   2,925,000          2,881,125
                                                                     -----------
PETROLEUM SERVICES - 0.98%
Husky Oil, Ltd.,
   8.90% due 08/15/2028                             2,465,000          2,476,568
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT               VALUE
                                                   ---------               -----
REAL ESTATE - 0.85%
Lennar Corp.,
   9.95% due 05/01/2010                           $2,100,000          $2,152,500
                                                                     -----------
RETAIL GROCERY - 0.49%
Stater Brothers Holdings, Inc., 10.75%
   due 08/15/2006 (a)                              1,490,000           1,244,150
                                                                     -----------
RETAIL TRADE - 2.73%
K Mart Funding Corp., Series F, 8.80%
   due 07/01/2010                                  3,203,341           2,796,004
Musicland Group, Inc.,
    9.00% due 06/15/2003 (a)                       1,171,000           1,153,435
    9.875% due 03/15/2008 (a)                      2,950,000           2,942,625
                                                                     -----------
                                                                       6,892,064
SANITARY SERVICES - 0.76%
Waste Management, Inc.,
    6.875% due 05/15/2009                          1,280,000           1,203,456
    7.65% due 03/15/2011                             730,000             707,261
                                                                     -----------
                                                                       1,910,717
SEMICONDUCTORS - 0.55%
Hyundai Semiconductor, Series 144A,
    8.25% due 05/15/2004                             700,000             597,331
    8.625% due 05/15/2007                          1,030,000             801,855
                                                                     -----------
                                                                       1,399,186
STEEL - 0.55%
National Steel Corp., Series D, 9.875%
   due 03/01/2009                                  2,850,000           1,254,000
Republic Technologies International LLC,
   13.75% due 07/15/2009                           1,315,000             131,500
                                                                      ----------
                                                                       1,385,500
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 14.31%
Adelphia Communications Corp.,
    7.75% due 01/15/2009 ****                      6,045,000           5,017,350
    8.375% due 02/01/2008                          1,615,000           1,405,050
    9.375% due 11/15/2009                          2,000,000           1,760,000
    Series B, 9.875% due 03/01/2007                  275,000             254,375
Bayan Telecommunications,
   15.00% due 07/15/2006                           2,000,000             660,000
Cellco Finance NV,
   12.75% due 08/01/2005                           1,070,000           1,005,800
Centennial Cellular Operating Company, 10.75%
   due 12/15/2008                                  2,895,000           2,721,300
Dolphin Telecom PLC,
    zero coupon due 05/15/2009                     1,380,000             165,600
    Step up to 11.50% due 06/01/2008    EUR        2,070,000             233,248
Global Crossings Holdings, Ltd., 9.625% due
   05/15/2008                                     $4,150,000           3,952,875
Globalstar LP,
   11.375% due 02/15/2004                          1,700,000             191,250
Globalstar LP/Capital,
   11.50% due 06/01/2005 (a)                         275,000              30,937
Grupo Iusacell,
   14.25% due 12/01/2006 (a)                       2,200,000           2,172,500
GT Group Telecom, Inc.,
   Step up to 13.25% due 02/01/2010                3,145,000           1,037,850
Intermedia Communications, Inc., 8.60%
   due 06/01/2008                                  1,115,000             780,500
Level 3 Communications, Inc.,
    Step up to 12.875% due 03/15/2010              2,550,000           1,236,750
Maxcom Telecomunicaciones SA,
   13.75% due 04/01/2007                           1,675,000             804,000
Netia Holdings II B.V., Series B
    13.50% due 06/15/2009              EUR         1,800,00           $1,456,107
NTL, Inc.,
    Step up to 10.75% due 04/01/2008   GBP         3,000,000           2,411,172
    Step up to 10.75% due 04/01/2008                 500,000             401,862
RCN Corp.,
   Series B, Step up to 9.80% due
   02/15/2008                                     $1,125,000             360,000
   Step up to 11.125% due 10/15/2007               4,375,000           1,575,000
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004                          1,850,000           1,202,500
Tele1 Europ BV,
   13.00% due 05/15/2009                           1,550,000           1,395,000
Winstar Communications, Inc.,
   Step up to 14.75% due 04/15/2010               14,330,000           3,940,750
                                                                     -----------
                                                                      36,171,776
TELEPHONE - 10.78%
CTI Holdings SA,
   Step up to 11.50% due 04/15/2008                2,790,000           1,074,150
Esprit Telecom Group, PLC,
    Series DM, 5.153% due 12/15/2007               1,200,000             102,550
   11.00% due 06/15/2008               DEM         1,505,000             124,279
Focal Communications Corp.,
    11.875% due 01/15/2010                        $3,400,000           2,346,000
    Step up to 12.125% due 02/15/2008                540,000             226,800
Hermes Europe Railtel BV,
    10.375% due 01/15/2009                           900,000             378,000
    11.50% due 08/15/2007                          1,025,000             430,500
Hyperion Telecommunications, Inc.,
   Series B, Step up to 13.00% due
   04/15/2003 (a)                                  2,540,000           1,879,600
Intermedia Communications, Inc., 8.50%
   due 01/15/2008                                    980,000             686,000
    Series B, Step up to 11.25% due
   07/15/2007                                      2,970,000           2,079,000
Lucent Technologies, Inc.,
   6.45% due 03/15/2029                            1,800,000           1,212,066
Nextel Communications, Inc.,
    Step up to 9.95% due 02/15/2008                1,850,000           1,332,000
    Step up to 10.65% due 09/15/2007 ****          7,300,000           5,712,250
Nextlink Communications,
    Step up to 9.45% due 04/15/2008                2,200,000           1,144,000
    10.75% due 11/15/2008                          2,250,000           1,833,750
    Step up to 12.25% due 06/01/2009                 750,000             367,500
Occidente y Caribe Celular, Series B, Step
   up to 14.00% due 03/15/2004                     3,150,000           2,331,000
Primus Telecommunications Group, Inc.,
    9.875% due 05/15/2008                          2,445,000             757,950
    11.25% due 01/15/2009                          2,090,000             647,900
    12.75% due 10/15/2009 (a)                        710,000             220,100
Rhythms Netconnections, Inc.,
   14.00% due 02/15/2010                           2,405,000             577,200
    Series B, Step up to 13.50% due
   05/15/2008                                      5,010,000             663,825
RSL Communications PLC,
    9.125% due 03/01/2008 (a)                      2,630,000             157,800
    9.875% due 11/15/2009 (a)                        365,000              20,075
    Step up to 10.00% due 03/15/2008   DEM         3,400,000              81,618
    Step up to 10.125% due 03/01/2008             $3,000,000             180,000
    12.25% due 11/15/2006                            346,000              23,355

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT               VALUE
                                                   ---------               -----
TELEPHONE - CONTINUED
Viatel, Inc.,
   Step up to 12.50% due 04/15/2008               $3,300,000            $660,000
                                                                     -----------
                                                                      27,249,268
TOTAL CORPORATE BONDS
(Cost: $247,476,403)                                                $194,715,961
                                                                    ------------

CONVERTIBLE BONDS - 0.21%
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.21%
Total Access Communications Public Company,
   Ltd., 2.00% due 05/15/2006                       $400,000            $516,000
                                                                    ------------
TOTAL CONVERTIBLE BONDS
(Cost: $402,000)                                                        $516,000
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.78%
CA FM Lease Trust,
   8.50% due 07/15/2017                            1,537,173           1,574,711
DLJ Mortgage Acceptance Corp.,
   Series 1997-CF2, Class S,
   00.303% due 10/15/2017                         19,933,762             397,559
                                                                     -----------
                                                                       1,972,270
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $2,066,796)                                                    $1,972,270
                                                                      ----------

ASSET BACKED SECURITIES - 1.11%
Aircraft Lease Portfolio Securitization,
   Ltd., Series 1996-1, Class DX, 12.75%
   due 06/15/2006                                    902,776             848,482
DR Structured Finance,
    Series  A-2, 8.375% due 08/15/2015               550,000             407,000
    Series 94K2, 9.35% due 08/15/2019                400,000             309,000
    Series A-1, 6.66% due 08/15/2010                 545,035             412,183
Jet Equipment Trust, Series C1, 11.79%
   due 06/15/2013                                    300,000             353,415
OHA Auto Grantor Trust, Series 1997-1, Class A,
   11.00% due 01/15/2004                             382,854             365,367
Securitized Multiple Asset Rated Trust,
   Series 1997, Class 5, 7.72% due
   06/15/2005                                        541,461             108,292
                                                                     -----------
                                                                       2,803,739
TOTAL ASSET BACKED SECURITIES
(Cost: $3,630,564)                                                    $2,803,739
                                                                     -----------

SHORT TERM INVESTMENTS - 7.90%
Navigator Securities Lending Trust, 6.47%        $19,835,864         $19,835,864
United States Treasury Bills
   5.90% due 03/15/2001                              100,000              98,808
                                                                     -----------
                                                                     $19,934,672

REPURCHASE AGREEMENTS - 6.40%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $16,171,470 on
   01/02/2001, collateralized by
   $14,500,000 U.S. Treasury Bonds,
   6.375% due 08/15/2027 (valued at
   $16,493,750, including interest)              $16,169,000         $16,169,000
                                                                     -----------

TOTAL INVESTMENTS   (HIGH YIELD TRUST)
(Cost: $306,301,775)                                                $252,713,118
                                                                    ============
STRATEGIC BOND TRUST
                                                      SHARES               VALUE
                                                      ------               -----
PREFERRED STOCK - 0.00%
ELECTRIC UTILITIES - 0.00%
TCR Holdings, Class B *                                3,003                 $30
TCR Holdings, Class C *                                1,652                  16
TCR Holdings, Class D *                                4,355                  44
TCR Holdings, Class E *                                9,009                  90
                                                                     -----------
                                                                             180
TOTAL PREFERRED STOCK
(Cost: $1,071)                                                              $180
                                                                     -----------

WARRANTS - 0.00%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corp., (Expiration date
   04/15/2004; strike price $18.797)                   1,000                   0
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Leap Wireless International Inc.,
   (Expiration date 04/15/2010; strike
   price $96.800)                                        370               1,526
                                                                      ----------
TELEPHONE - 0.00%
In Flight Phone Corp., (Expiration date
   05/15/2002; strike price $100)                      1,500                   0
                                                                     -----------
TOTAL WARRANTS
(Cost: $0)                                                                $1,526
                                                                     -----------

RIGHTS - 0.02%
TRUCKING & FREIGHT - 0.02%
Terex Corp. *, (Expiration date
   05/15/2002; strike price $20)                       4,000              66,000
                                                                     -----------
TOTAL RIGHTS
(Cost: $0)                                                               $66,000
                                                                     -----------
                                                   PRINCIPAL
                                                      AMOUNT               VALUE
                                                   ---------               -----
U.S. TREASURY OBLIGATIONS - 11.99%
U.S. TREASURY BONDS - 5.95%
5.25% due 11/15/2028 - 02/15/2029 ***             $8,250,000          $7,899,352
5.50% due 08/15/2028 ***                           3,500,000           3,470,460
6.125% due 08/15/2029 ***                          2,000,000           2,175,320
6.25% due 05/15/2030 ***                           9,000,000          10,040,580
                                                                     -----------
                                                                      23,585,712
U.S. TREASURY NOTES - 6.04%
5.25% due 05/31/2001 ***                           6,000,000           5,985,960
5.875% due 11/15/2004 ***                          5,500,000           5,643,495
6.50% due 03/31/2002 ***                          12,200,000          12,352,500
                                                                     -----------
                                                                      23,981,955

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $46,844,668)                                                  $47,567,667
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.68%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.33%
7.595% due 07/15/2006                                438,802              35,090
8.00% due 05/01/2010                                 300,294             307,519
8.50% due 05/01/2008                                 236,718             241,895
10.00% due 05/15/2020                                687,170             728,827
                                                                     -----------
                                                                       1,313,331
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.86%
7.00% TBA **                                      38,000,000          38,059,280

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT               VALUE
                                                   ---------               -----
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - CONTINUED
7.368% due 01/17/2013 ***                        $ 9,601,720         $10,192,289
7.394% due 08/17/2003                                489,776             488,756
7.50 TBA **                                       22,000,000          22,322,960
8.00% TBA **                                       1,000,000           1,024,680
8.80% due 01/25/2019                                 976,253           1,024,753
13.00% TBA **                                        110,704             128,623
IO, 1.029% due 06/25/2038                         38,957,525           2,062,228
IO, 1.662% due 02/25/2035                         23,671,876           1,196,389
REMIC, IO, 0.513% due 10/17/2036                  50,105,436           1,091,437
REMIC, IO, 0.536% due 03/17/2020                  15,093,834             273,816
REMIC, IO, 0.9455% due 02/17/2002                 60,977,467             596,878
REMIC, 10.40% due 04/25/2019                         327,225             354,525
                                                                     -----------
                                                                      78,816,614
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.49%
7.50% due 04/15/2022 - 02/15/2028                  1,910,473           1,944,393
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $81,118,513)                                                  $82,074,338
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 12.36%
GOVERNMENT OF ALGERIA - 0.27%
6.375% due 03/04/2010                            $ 1,353,750           1,069,462
                                                                     -----------
REPUBLIC OF ARGENTINA - 0.83%
11.375% due 01/30/2017                             1,045,000             937,887
11.75% due 04/07/2009                              1,000,000             921,900
11.75% due 06/15/2015                                562,000             510,015
12.125% due 02/25/2019                             1,000,000             920,000
                                                                     -----------
                                                                       3,289,802
FEDERAL REPUBLIC OF BRAZIL - 1.47%
11.00% due 08/17/2040                              2,020,000           1,607,213
12.75% due 01/15/2020                              1,850,000           1,808,540
14.50% due 10/15/2009                              1,650,000           1,794,375
FRN, 7.437% due 04/15/2012                           800,000             590,000
                                                                     -----------
                                                                       5,800,128
NATIONAL REPUBLIC OF BULGARIA - 0.34%
FRN 2.75% due 07/28/2012                             950,000             703,000
FRN, 5.8755% due 07/28/2011                          875,000             656,250
                                                                     -----------
                                                                       1,359,250
REPUBLIC OF COLOMBIA - 0.27%
9.75% due 04/23/2009                                 550,000             460,735
11.75% due 02/25/2020                                700,000             597,940
                                                                     -----------
                                                                       1,058,675
REPUBLIC OF CROATIA - 0.22%
FRN 7.625% due 07/31/2006                            904,779             857,279
                                                                     -----------
REPUBLIC OF ECUADOR - 0.14%
12.00% due 11/15/2012                                 14,000               9,258
Step up to 4.00% due 08/15/2030                    1,500,000             566,250
                                                                     -----------
                                                                         575,508
GOVERNMENT OF FRANCE - 0.18%
3.00% due 07/12/2001                   EUR           783,000             728,399
                                                                     -----------
FEDERAL REPUBLIC OF GERMANY - 2.91%
6.00% due 01/05/2006                              10,100,000          10,060,518
6.50% due 07/15/2003                                 630,000             618,250
8.25% due 09/20/2001                                 910,000             874,827
                                                                     -----------
                                                                      11,553,595
REPUBLIC OF GREECE - 0.02%
9.70% due 05/27/2001                   GRD        25,000,000              70,092
                                                                     -----------
REPUBLIC OF ITALY - 0.07%
9.50% due 02/01/2001                       EUR       300,000            $282,714
                                                                     -----------
IVORY COAST - 0.10%
2.00% due 03/29/2018                               3,351,000             402,120
                                                                     -----------
GOVERNMENT OF JAMAICA - 0.08%
12.75% due 09/01/2007                                300,000             297,750
                                                                     -----------
GOVERNMENT OF MEXICO - 0.99%
10.375% due 02/17/2009                               150,000             165,030
11.375% due 09/15/2016                             1,781,000           2,083,325
Series W-A, 6.25% due 12/31/2019                   1,875,000           1,696,875
                                                                     -----------
                                                                       3,945,230
GOVERNMENT OF MOROCCO - 0.10%
FRN, 7.75% due 01/01/2009                            448,969             387,820
                                                                     -----------
REPUBLIC OF PANAMA - 0.34%
8.875% due 09/30/2027                                775,000             653,666
4.50% VR due 07/17/2014                              900,000             709,920
                                                                     -----------
                                                                       1,363,586
REPUBLIC OF PHILIPPINES - 0.18%
8.60% due 06/15/2027                                 450,000             332,640
9.875% due 01/15/2019                                500,000             386,031
                                                                     -----------
                                                                         718,671
REPUBLIC OF PERU - 0.37%
3.75% due 03/07/2017                               1,300,000             760,500
4.50% due 03/07/2017                               1,100,000             709,500
                                                                     -----------
                                                                       1,470,000
GOVERNMENT OF RUSSIA - 1.38%
2.50% due 03/31/2030                               5,012,500           1,873,422
Step up to 2.50% due 03/31/2030                      900,000             336,825
8.25% due 03/31/2010                                 673,000             419,798
12.75% due 06/24/2028                              3,400,000           2,826,250
                                                                     -----------
                                                                       5,456,295
GOVERNMENT OF SPAIN - 1.15%
4.00% due 01/31/2010                   EUR         2,090,000           1,806,011
6.00% due 01/31/2008                               2,260,000           2,235,443
6.15% due 01/31/2013                                 510,000             510,137
                                                                     -----------
                                                                       4,551,591
REPUBLIC OF VENEZUELA - 0.96%
7.625% VR due 03/31/2007                             309,533             252,270
7.625% VR due 03/31/2007                           1,392,849           1,135,171
13.625% due 08/15/2018                             2,675,000           2,434,250
                                                                     -----------
                                                                       3,821,691

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost:
$48,433,397)                                                         $49,059,658
                                                                     -----------

CORPORATE BONDS - 20.75%
AEROSPACE - 0.41%
Raytheon Company,
   6.15% due 11/01/2008                            1,200,000           1,145,700
Sequa Corp.,
   9.00% due 08/01/2009                              500,000             495,000
                                                                     -----------
                                                                       1,640,700
AGRICULTURE - 0.17%
Hines Horticulture, Series B,
   11.75% due 10/15/2005                             839,000             658,615
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
APPAREL & TEXTILES - 0.45%
Collins & Aikman Floorcovering, 10.00%
   due 01/15/2007                                      $1,250,000          $1,350,000
Levi Strauss & Company,
   7.00% due 11/01/2006                                   250,000             202,500
Westpoint Stevens, Inc.,
   7.875% due 06/15/2005                                  325,000             242,125
                                                                           ----------
                                                                            1,794,625
AUTO PARTS - 0.00%
Breed Technologies Inc.,
   9.25% due 04/15/2008                                 1,000,000               7,500
                                                                           ----------
AUTO SERVICES - 0.27%
Avis Rental A Car Inc.,
   11.00% due 05/01/2009                                1,000,000           1,080,000
                                                                           ----------
AUTOMOBILES - 0.30%
Goodyear Tire & Rubber Company, 8.125%
   due 03/15/2003                                       1,300,000           1,201,564
                                                                           ----------
BANKING - 0.65%
Bank Of America, 7.125% due 09/15/2006                  2,500,000           2,566,425
                                                                           ----------
BROADCASTING - 0.77%
A.H. Belo Corp.,
   7.25% due 09/15/2027                                 1,000,000             822,880
Century Communications Corp.,
   zero coupon due 01/15/2008                           1,250,000             487,500
Charter Communications Holdings, Step up
   to 9.92% due 04/01/2011                                575,000             333,500
CSC Holdings Inc.,
    7.625% due 07/15/2018                                 375,000             335,543
    10.50% due 05/15/2016                               1,000,000           1,090,000
                                                                           ----------
                                                                            3,069,423
BUILDING MATERIALS & CONSTRUCTION - 0.40%
Integrated Electrical Services, 9.625%
   due 02/01/2009 (a)                                     750,000             671,250
   Nortek Inc., 9.875% due 03/01/2004                   1,000,000             925,000
                                                                           ----------
                                                                            1,596,250
BUSINESS SERVICES - 1.09%
CB Richards Ellis Services Inc., 8.875%
   due 06/01/2006                                         750,000             666,562
Cendant Corp., 7.75% due 12/01/2003                     2,200,000           2,167,264
Jordan Industries Inc., Series B, Series
   B, Step up to 11.75% due 04/01/2009                  2,412,580           1,483,737
                                                                           ----------
                                                                            4,317,563
CHEMICALS - 0.44%
Acetex Corp.,
   9.75% due 10/01/2003 (a)                   USD         500,000             445,000
Borden Chemicals & Plastics Operating,
   9.50% due 05/01/2005 (a)                               525,000             194,906
Lyondell Chemical Company, Series B,
   9.875% due 05/01/2007                                  325,000             315,250
PCI Chemicals Canada Inc.,
   9.25% due 10/15/2007                                   875,000             280,000
Polymer Group Inc.,
   9.00% due 07/01/2007 (a)                               375,000             247,500
United Industries Corp., Series B,
   9.875% due 04/01/2009                                  500,000             255,000
                                                                           ----------
                                                                            1,737,656
COAL - 0.06%
PL Coal Holdings Corp., Series B, 8.875%
   due 05/15/2008                                         250,000             250,000
                                                                           ----------
COSMETICS & TOILETRIES - 0.21%
French Fragrances Inc., Series D,
   10.375% due 05/15/2007                                 515,000             468,650
Revlon Consumer Products Corp.,
   9.00% due 11/01/2006                                   500,000             357,500
                                                                           ----------
                                                                              826,150
DOMESTIC OIL - 0.19%
Ocean Energy Inc., Series B,
   8.875% due 07/15/2007                                  750,000             768,960
                                                                           ----------
DRUGS & HEALTH CARE - 0.56%
Cole National Group, Inc.,
   8.625% due 08/15/2007 (a)                              500,000             320,000
Columbia/HCA Healthcare Corp., 6.91% due
   06/15/2005                                             750,000             725,625
Fresenius Medical Care Capital Trust,
   9.00% due 12/01/2006 (a)                               375,000             360,000
Tenet Healthcare Corp.,
   9.25% due 09/01/2010                                   750,000             814,688
                                                                           ----------
                                                                            2,220,313
ELECTRICAL EQUIPMENT - 0.08%
High Voltage Engineering Corp., 10.50%
   due 08/15/2004                                         500,000             325,000
                                                                           ----------
ELECTRIC UTILITIES - 0.19%
Calpine Corp.,
   8.75% due 07/15/2007                                   750,000             745,800
                                                                           ----------
FINANCIAL SERVICES - 4.30%
Contifinancial Corp.,
    8.125% due 04/01/2008 (a)                           1,000,000             145,000
    8.375% due 08/15/2003                                 580,000              84,100
Delta Funding NIM Trust,
   12.50% due 10/26/2030                                1,908,782           1,905,203
DVI, Inc., 9.875% due 02/01/2004                          500,000             465,000
Foamex Capital Corp.,
   9.875% due 06/15/2007                                1,375,000             962,500
Forest City Enterprises, Inc., 8.50% due
   03/15/2008                                             750,000             682,500
General Motors Acceptance Corp., 7.50%
   due 07/15/2005                                       2,400,000           2,469,024
Goldman Sachs Group, Inc.,
   7.625% due 08/17/2005                                2,200,000           2,293,852
Household Finance Corp.,
   8.00% due 07/15/2010                                 2,000,000           2,120,180
Indymac Abs, Inc.,
   8.00% due 06/25/2031                                 1,284,335           1,280,366
Morgan Stanley Dean Witter,
   7.75% due 06/15/2005                                 2,100,000           2,209,725
Nordiska Investeringsbanken,
   17.75% due 04/15/2002                  NOK           2,160,000             519,027


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
FINANCIAL SERVICES - CONTINUED
Sprint Capital Corp.,
   5.70% due 11/15/2003                                $2,000,000          $1,916,540
                                                                           ----------
                                                                           17,053,017
FOOD & BEVERAGES - 0.30%
Delta Beverage Group Inc.,
   9.75% due 12/15/2003                                 1,000,000           1,048,750
Imperial Holly Corp., 9.75% due 12/15/2007              1,000,000             135,000
                                                                           ----------
                                                                            1,183,750
FOREST PRODUCTS - 0.24%
APP FIN II Mauritius, Ltd., Series B,
   Step up to 12.00% due 02/15/2004                     1,000,000             200,000
Tembec Industries Inc., 8.625% due 06/30/2009             750,000             738,750
                                                                           ----------
                                                                              938,750
HOLDINGS COMPANIES/CONGLOMERATES - 0.00%
Nebco Evans Holding Company,
   Step up to 12.375% due 07/15/2007                    1,500,000                 150
                                                                           ----------
HOTELS & RESTAURANTS - 0.52%
HMH Properties Inc., Series B, 7.875%
   due 08/01/2008                                       1,000,000             947,500
   Series C, 8.45% due 12/01/2008                         250,000             241,250
Park Place Entertainment Corp., 9.375%
   due 02/15/2007 (a)                                     850,000             875,500
                                                                           ----------
                                                                            2,064,250
HOUSEHOLD APPLIANCES - 0.00%
Flooring America Inc., 9.25% due 10/15/2007               369,000               7,380
                                                                           ----------
INDUSTRIAL MACHINERY - 0.21%
R&B Falcon Corp., 9.50% due 12/15/2008                    750,000             821,250
                                                                           ----------
INDUSTRIALS - 0.62%
Federated Department Stores Inc., 6.90%
   due 04/01/2029                                       1,000,000             797,540
Northwest Airlines Inc.,
   7.625% due 03/15/2005 (a)                              760,000             732,967
RG Receivables, Ltd.,
   9.60% due 02/10/2005                                   910,714             819,643
Stellex Industries, Inc.,
   9.50% due 11/01/2007                                 1,000,000             110,000
                                                                           ----------
                                                                            2,460,150
INTERNATIONAL OIL - 0.19%
Canadian Forest Oil Limited,
   8.75% due 09/15/2007                                   750,000             738,750
                                                                           ----------
INTERNET CONTENT - 0.01%
PSINet Inc.,
   11.50% due 11/01/2008                                  150,000              42,375
                                                                           ----------
INTERNET SOFTWARE - 0.04%
Exodus Communications, Inc.,
   11.625% due 07/15/2010                                 150,000             134,625
                                                                           ----------
LEISURE TIME - 1.10%
Harrahs Operating, Inc.,
   7.875% due 12/15/2005                                  450,000             445,500
Horseshoe Gaming LLC, Series B, 9.375%
   due 06/15/2007                                       1,500,000           1,500,000
Mandalay Resort Group,
   10.25% due 08/01/2007                                  375,000             370,312
MGM Grand Inc.,
   9.75% due 06/01/2007                                   250,000             262,500
Mohegan Tribal Gaming Authority, 8.75%
   due 01/01/2009 (a)                                     750,000             748,125
Sun International Hotels, Ltd., 8.625%
   due 12/15/2007                                       1,125,000           1,023,750
                                                                           ----------
                                                                            4,350,187
MANUFACTURING - 0.04%
Indesco International Inc.,
   9.75% due 04/15/2008                                   750,000             142,500
                                                                           ----------
MINING - 0.20%
Murrin Murrin Holdings Property, 9.375%
   due 08/31/2007                                       1,000,000             800,000
                                                                           ----------
PAPER - 0.05%
Repap New Brunswick Inc.,
   10.625% due 04/15/2005 (a)                             205,000             210,125
                                                                           ----------
PETROLEUM SERVICES - 2.09%
Benton Oil & Gas Company,
   11.625% due 05/01/2003                               1,000,000             690,000
Costilla Energy Inc.,
   10.25% due 10/01/2006 #                                750,000                   0
El Paso Energy Corp.,
   8.05% due 10/15/2030                                 2,500,000           2,630,850
Kinder Morgan Energy Participation LP,
   7.50% due 11/01/2010                                 1,750,000           1,816,423
Plains Resources Inc., Series B, 10.25%
   due 03/15/2006                                         500,000             498,750
United Refining Company, Series B,
   10.75% due 06/15/2007                                  500,000             311,250
USX Marathon Group,
   7.20% due 02/15/2004                                 2,000,000           2,021,140
                                                                           ----------
                                                                            7,968,413
PHOTOGRAPHY - 0.11%
Polaroid Corp.,
   11.50% due 02/15/2006 (a)                              750,000             435,000
                                                                           ----------
PLASTICS - 0.00%
Key Plastics Inc., Series B,
   10.25% due 03/15/2007                                  500,000               4,375
                                                                           ----------
POLLUTION CONTROL - 0.24%
Loomis Fargo & Company,
   10.00% due 01/15/2004 (a)                            1,000,000             952,500
Safety-Kleen Services Inc.,
   9.25% due 06/01/2008                                 1,000,000              11,250
                                                                           ----------
                                                                              963,750
PUBLISHING - 0.16%
Hollinger International,
   9.25% due 02/01/2006                                   625,000             625,000
                                                                           ----------
RAILROADS & EQUIPMENT - 0.32%
Burlington Northern Santa Fe Corp,
   7.95% due 08/15/2030                                 1,200,000           1,247,280
                                                                           ----------
REAL ESTATE - 0.32%
Radnor Holdings Corp.,
   10.00% due 12/01/2003                                  750,000             638,438


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
REAL ESTATE - CONTINUED
Spieker Properties LP,
   7.25% due 05/01/2009                                  $650,000            $645,430
                                                                           ----------
                                                                            1,283,868
RETAIL GROCERY - 0.02%
Vlasic Food  International Inc., Series B,
   10.25% due 07/01/2009 (a)                              375,000              95,625
                                                                           ----------
RETAIL TRADE - 0.39%
Finlay Fine Jewelry Corp.,
   8.375% due 05/01/2008                                  500,000             450,000
Wal-Mart Stores Inc.,
   7.55% due 02/15/2030                                 1,000,000           1,107,310
                                                                           ----------
                                                                            1,557,310
SANITARY SERVICES - 0.30%
Allied Waste North America Inc.,
   10.00% due 08/01/2009 (a)                              500,000             467,500
Azurix Corp.,
   10.75% due 02/15/2010                                  750,000             738,750
                                                                           ----------
                                                                            1,206,250
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.90%
Charter Communication Holding LLC,
   8.625% due 04/01/2009                                  375,000             337,500
Diamond Cable Communications PLC, Step up to
   11.75% due 12/15/2005                                  750,000             697,500
ICG Holdings Inc.,
   Step up to 13.50% due 09/15/2005                     1,250,000             134,375
Leap Wireless,
   12.50% due 04/15/2010                                  370,000             214,600
Rogers Communications, Inc.,
   8.875% due 07/15/2007                                  750,000             753,750
Telewest Communication PLC,
   Step up to 11.00% due 10/01/2007                       750,000             663,750
United International Holdings Inc., Step
   up to 10.75% due 02/15/2008                          2,000,000             780,000
                                                                           ----------
                                                                            3,581,475
TELEPHONE - 1.07%
Crown Castle International Corp., 10.75%
   due 08/01/2011                                         250,000             256,250
GTE Corp., 6.94% due 04/15/2028                           880,000             807,594
Intermedia Communications, Inc., Series
   B, Step up to 11.25% due 07/15/2007                    450,000             315,000
Nextel Communications Inc.,
   Step up to 9.75% due 10/31/2007                        750,000             547,500
   Step up to 9.95% due 02/15/2008                      1,000,000             720,000
Price Communications Wireless Inc.,
   Series B, 9.125% due 12/15/2006                        750,000             780,000
Rogers Cantel, Inc.,
   8.80% due 10/01/2007                                   825,000             827,062
                                                                           ----------
                                                                            4,253,406
TRANSPORTATION - 0.63%
Axiohm Transaction Solutions,
   9.75% due 10/01/2007                                 1,000,000             110,000
Holt Group Inc.,
   9.75% due 01/15/2006                                 1,000,000              40,000
Iron Inc., 10.125% due 10/01/2006                         750,000             772,500
Navistar International Corp.,
   8.00% due 02/01/2008                                   430,000             313,900
Teekay Shipping Corp., 8.32% due 02/01/2008               750,000             719,063
TFM SA De CV,
   Step up to 11.75% due 06/15/2009                       750,000             555,000
                                                                           ----------
                                                                            2,510,463
TRUCKING & FREIGHT - 0.13%
Stena AB, 8.75% due 06/15/2007                            625,000             493,750
                                                                           ----------
TOTAL CORPORATE BONDS
(Cost: $99,834,116)                                                       $81,979,768
                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.24%
Commercial Mortgage Asset Trust, Series 1999-C1,
   7.35% due 08/17/2013                                 8,000,000           8,321,530
Contimortgage Home Equity Loan Trust,
   Series 1999-3, Class B, 144A, 7.00%
   due 12/25/2029                                       3,600,000           3,332,556
DLJ Commercial Mortgage Corp., Series
   1998-CF2, Class S, 0.843% due 11/12/2031            40,603,582           1,920,127
   Series 1998-CG1, Class S, 0.698% due
   05/10/2023                                          45,970,541           1,732,303
   1.363% due 11/15/2004                               89,000,000           3,999,945
First Boston Mortgage Securities Corp.
   Strip, Series D, Class I-O, 10.965%
   due 05/25/2017                                         346,596              86,801
First Union Residential Securitization
   Trust, Series 1998-A, Class B2, REMIC
   7.00% due 08/25/2028                                 1,079,717           1,015,333
GE Capital Mortgage Services Inc.,
   Series 1998-14, Class B1, 6.75% due
   10/25/2028                                           3,716,705           3,545,699
Green Tree Financial Corp., Series 1997-6, Class
   A8, 7.07% due 09/15/2007 ***                         7,628,290           7,552,007
LB Commercial Conduit Mortgage Trust,
   Series 1999-C1, Class A2, 6.78% due
   04/15/2009                                           4,930,000           5,044,668
PNC Mortgage Securities Corp., Series
   1998-4, Class 3B3, 6.734% due
   05/25/2028                                           1,534,357           1,409,123
   Series 1998-4, Class CB3, 6.838% due
   05/25/2028                                           2,235,233           2,082,657
   Series 1999-1, Class CB2, 6.77% due
   03/25/2029                                           4,102,948           3,919,874
   Series 1999-2, Class DB3, 6.91% due
   04/25/2029                                           2,949,963           2,741,636
   Series 98-5, Class C, 6.74% due 07/25/2028           2,045,965           1,881,245
                                                                           ----------
                                                                           48,585,504

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $48,679,321)                                                       $48,585,504
                                                                          -----------

ASSET BACKED SECURITIES - 3.68%
Airplane Pass Through Trust, Series 1,
   Class D, 10.875% due 03/15/2019                      1,481,550           1,094,895
Countrywide Home Loan, Series MTNH, 6.25%
   due 04/15/2009                                       2,500,000           2,344,250
Countrywide Mortgage Backed Securities
   Inc., Series 1994-J, Class B1, 7.75%
   due 06/25/2024 ***                                   4,842,214           4,895,822


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
ASSET BACKED SECURITIES - CONTINUED
Mid State Trust VI,
   7.34% due 07/01/2035 ***                            $6,172,785          $6,284,636
                                                                          -----------
                                                                           14,619,603

TOTAL ASSET BACKED SECURITIES
(Cost: $14,996,886)                                                       $14,619,603
                                                                          -----------

SHORT TERM INVESTMENTS - 18.28%
Chevron Phillips Chemical Company LLC,
   7.65% due 01/11/2001                               $15,959,000         $15,925,087
Houston Industrial Finance Company,
   7.65% due 01/16/2001                                16,475,000          16,422,486
Navigator Securities Lending Trust, 6.47%
                                                        6,005,960           6,005,960
Sprint Capital Corp.
   7.60% due 01/16/2001                                16,475,000          16,422,829
Texas Utilities Company
   7.65% due 01/16/2001                                16,475,000          16,422,486
Timken Company
   7.45% due 01/02/2001                                 1,359,000           1,358,719
                                                                          -----------
                                                                          $72,557,567
TOTAL INVESTMENTS   (STRATEGIC BOND TRUST)  (Cost:
$412,465,539)                                                            $396,511,811
                                                                         ============

GLOBAL BOND TRUST

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
U.S. TREASURY OBLIGATIONS - 8.06%
U.S. TREASURY BONDS - 0.75%
3.875% due 04/15/2029                                    $105,846            $108,492
6.25% due 08/15/2023                                      300,000             324,468
Principal Strip, zero coupon due 02/15/2015             2,000,000             918,860
                                                                          -----------
                                                                            1,351,820
U.S. TREASURY NOTES - 7.31%
3.375% due 01/15/2007                                     439,172             430,802
3.625% due 07/15/2002                                  12,645,292          12,659,075
                                                                          -----------
                                                                           13,089,877

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $14,277,644)                                                       $14,441,697
                                                                          -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.47%
FEDERAL HOME LOAN MORTGAGE CORP. - 3.22%
7.00% due 03/15/2010                                    5,400,000           5,777,136
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.90%
6.375% due 06/15/2009                                   4,680,000           4,799,200
7.00% due 07/01/2003                                      397,258             398,779
                                                                          -----------
                                                                            5,197,979
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.35%
6.00% due 06/20/2030                                    1,543,535           1,546,667
6.00% TBA **                                              729,562             733,896
7.00% due 04/20/2030                                      241,380             242,814
7.00% TBA **                                            7,140,000           7,171,273
7.50% TBA **                                            8,700,000           8,849,553
                                                                          -----------
                                                                           18,544,203

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $29,198,875)                                                       $29,519,319
                                                                          -----------

FOREIGN GOVERNMENT OBLIGATIONS - 35.23%
AUSTRALIA - 2.02%
6.50% due 06/14/2005                    AUD             6,300,000           3,623,473
                                                                          -----------
AUSTRIA - 0.64%
5.50% due 01/15/2010                    EUR             1,200,000           1,149,899
                                                                          -----------
BRAZIL - 0.03%
7.875% VR due 01/01/2001                  $                49,200              49,200
                                                                          -----------
CANADA - 0.45%
5.50% due 06/01/2010                    CAD             1,200,000             805,599
                                                                          -----------
FRANCE - 2.88%
4.00% due 04/25/2009                    EUR               540,000             475,115
4.00% due 10/25/2009                                    2,310,000           2,003,588
5.50% due 04/25/2007                                      550,000             537,108
5.50% due 04/25/2010                                    2,190,000           2,139,807
                                                                          -----------
                                                                            5,155,618
GERMANY - 17.72%
4.00% due 07/04/2009                                      300,000             265,164
4.125% due 07/04/2008                                   5,850,000           5,260,239
5.00% due 11/12/2002                                   13,500,000          12,790,586
5.25% due 01/04/2008                                    2,160,000           2,085,436
5.25% due 01/04/2011                  EUR               2,000,000           1,931,898
6.00% due 07/04/2007                                      830,000             832,601
6.25% due 01/04/2024                                      150,000             155,484
6.50% due 07/04/2027                                    7,840,000           8,429,949
                                                                          -----------
                                                                           31,751,357
ITALY - 5.03%
4.25% due 11/01/2009                                      140,000             122,814
4.50% due 05/01/2009                                      780,000             700,413
4.75% due 07/01/2005                                    2,450,000           2,305,574
5.25% due 11/01/2029                                    2,250,000           1,960,843
5.50% due 11/01/2010                                    1,360,000           1,308,966
6.50% due 11/01/2027                                    1,500,000           1,543,715
7.75% due 11/01/2006                                    1,000,000           1,071,493
                                                                          -----------
                                                                            9,013,818
JAPAN - 0.58%
0.90% due 12/22/2008                  YEN             121,500,000           1,016,184
3.90% due 06/21/2004                                    3,000,000              28,914
                                                                          -----------
                                                                            1,045,098
MEXICO - 1.07%
3.10% due 04/24/2002                                  150,000,000           1,321,291
4.00% due 03/11/2004                                   12,000,000             105,362
4.00% due 03/11/2004                                   22,000,000             199,274
10.375% due 01/29/2003                DEM                 590,000             303,028
                                                                          -----------
                                                                            1,928,955
NEW ZEALAND - 0.03%
4.50% due 02/15/2016                  NZD                 100,000              48,471
                                                                          -----------
PERU - 0.36%
4.50% due 03/07/2017                    $               1,000,000             643,316
                                                                          -----------
PHILIPPINES - 0.27%
8.00% due 09/17/2004                  EUR                 500,000             482,586
                                                                          -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SPAIN - 1.53%
5.15% due 07/30/2009                  EUR               2,910,000          $2,738,184
                                                                          -----------
UNITED KINGDOM - 2.62%
7.25% due 12/07/2007                  GBP               1,400,000           2,353,005
7.50% due 12/07/2006                                    1,400,000           2,341,281
                                                                          -----------
                                                                            4,694,286

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $59,669,583)                                                       $63,129,860
                                                                          -----------

CORPORATE BONDS - 24.53%
AUSTRALIA - 1.05%
GMAC Australia Finance, Ltd.,
   FRN 4.718% due 03/25/2002               EUR          2,000,000           1,875,558
                                                                          -----------

BELGIUM(EUROCLEAR) - 1.59%
Fuji Finance Cayman, Ltd.,
   7.798% due 04/15/2010                                1,000,000             987,500
   8.625% due 04/15/2010                  $             1,000,000           1,023,500
Unilever NV,
   5.016% due 09/17/2001                EUR               900,000             841,212
                                                                          -----------
                                                                            2,852,212
CAYMAN ISLAND - 0.68%
Geldilux 99 1 Ltd,
   5.323% due 02/12/2002                                1,300,000           1,220,700
                                                                          -----------
CHANNEL ISLANDS - 0.45%
Core,
   6.855% due 03/17/2009                   $              815,901             810,801
                                                                          -----------
DENMARK - 0.40%
Nykredit,
   6.00% due 10/01/2029                  DKK            4,982,000             601,208
Unikredit Realred,
   6.00% due 07/01/2029                                   996,000             120,194
                                                                          -----------
                                                                              721,402
FRANCE - 0.73%
Compagnie Financiere de CIC et de
   l'Union Europeene, FRN 6.9812%
   due 10/29/2049                          $              800,000             760,000
John Hancock Global Fund,
   5.375% due 06/18/2009                 FRF            4,000,000             552,271
                                                                          -----------
                                                                            1,312,271
GERMANY - 2.44%
Commerzbank AG
   5.514% due 10/08/2032                 EUR            1,300,000           1,224,240
Hypobank Essen,
   4.75% due 06/29/2006                                   400,000             369,591
   5.25% due 01/22/2008                                   240,000             224,864
   5.50% due 02/20/2007                                 1,230,000           1,173,449
Landesbank Baden Wurttemberg,
   5.50% due 04/02/2007                                   600,000             572,414
Rheinische Hypobk,
   4.25% due 09/24/2008                                   610,000             534,413
Westdt Landesbank,
   4.75% due 09/28/2007                                   300,000             274,629
                                                                          -----------
                                                                            4,373,600
IRELAND - 0.39%
Allied Irish Banks,
   FRN 7.1675% due 09/07/2006                $            700,000             699,580
                                                                          -----------

ITALY - 0.85%
Finmeccanica,
   2.00% due 06/08/2005                  EUR              300,000            $270,432
First Italian Auto Trans Class A,
   5.279% due 07/12/2008                                1,320,000           1,239,480
                                                                          -----------
                                                                            1,509,912
JAPAN - 1.60%
Korea Development Bank,
   2.70% due 08/16/2002                  YEN          186,000,000           1,632,430
   1.65% due 12/02/2002                               139,000,000           1,231,692
                                                                          -----------
                                                                            2,864,122
UNITED KINGDOM - 2.42%
British Telecom PLC,
   7.615% due 12/15/2003                $                 900,000             903,810
   8.125% due 12/15/2010                                1,000,000           1,010,960
Halifax Group Sterling Finance,
   7.881% VR due 01/01/2049              GBP              350,000             583,185
Lloyds TSB Bank PLC,
   5.625% due 07/15/2049                 EUR            1,020,000             883,743
Royal Bank Of Scotland,
   6.77% due 03/31/2049                                 1,000,000             950,503
                                                                          -----------
                                                                            4,332,201
UNITED STATES - 11.93%
Abbey National Capital,
   8.9629% due 12/29/2049                  $              500,000             515,860
Bayview Financial Acquisition Trust,
   7.006% due 11/25/2030                                1,100,000           1,105,328
Credit Suisse First Boston Mortgage,
   6.987% due 12/15/2030                                1,100,000           1,093,984
DQE Capital Corp. 144A,
   FRN 6.7812% due 01/15/2002                             200,000             199,946
El Paso Energy Corp. 144A,
   FRN 5.96% due 07/15/2001                             1,530,000           1,530,780
First Alliance Mortgage Loan,
   6.849% due 12/20/2027                                  541,855             541,920
Ford Motor Credit,
   1.20% due 02/07/2005                     YEN       163,000,000           1,402,296
Holmes Finance PLC,
   5.046% due 12/15/2025                    EUR         1,186,073           1,113,740
   6.931% due 07/15/2017                      $         1,100,000           1,100,000
International Game Technology, 7.875%
   due 05/15/2004                                         500,000             500,000
J. P. Morgan & Company, Inc.,
   FRN 6.902% due 02/15/2012                              360,000             318,661
KFW International Finance, Inc., 5.75%
   due 01/15/2008                                       5,500,000           5,384,500
Morgan Stanley Dean Witter,
   7.01% due 04/22/2004                                 1,100,000           1,093,114
Oneok, Inc.,
   FRN 6.96% due 04/24/2002                               600,000             600,612
Pacific Gas & Electric Company, 7.059%
   due 10/31/2001                                         600,000             530,292
Pinto Totta International Finance,
   Ltd., Series A 144A, 7.77% VR due
   12/31/2049                                                 251             246,686
Premium Asset Trust,
   7.076% due 11/27/2004                                1,000,000             998,600
Protective Life Fund Trust, 144A, FRN
   6.6325% due 01/17/2003                                 500,000             500,315
Sakura Capital Funding,
   FRN 7.70% due 09/29/2049                               800,000             767,583
Sovereign Bank Home Equity Loan Trust,
   7.26% due 10/25/2002                                 1,100,000           1,102,566


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
UNITED STATES - CONTINUED
Texas Utilities Company,
   FRN 6.6975% due 09/24/2001                 $           700,000            $724,633
                                                                          -----------
                                                                           21,371,416

TOTAL CORPORATE BONDS
(Cost: $43,735,327)                                                       $43,943,775
                                                                          -----------

CONVERTIBLE BONDS - 0.39%
FRANCE - 0.13%
AXA SA,
   2.50% due 01/01/2014                     EUR           234,630             239,011
                                                                          -----------
GREECE - 0.26%
Hellenic Finance SCA,
   2.00% due 07/15/2003                                   500,000             458,936
                                                                          -----------
TOTAL CONVERTIBLE BONDS
(Cost: $762,787)                                                             $697,947
                                                                             --------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.29%
AUSTRALIA - 0.13%
Racers 2000-5-MM-AIG, 144A,
   FRN 7.119% due 09/30/2032                              252,842             237,371
                                                                          -----------
ITALY - 0.31%
Island Finance SPA, Series 1, Class A,
   144A, FRN 4.6929% due 01/30/2015                       583,336             547,752
                                                                          -----------
JAPAN - 0.21%
SHL Corp., Ltd., Series 1999-1A, Class
   A1, 144A, FRN 0.5293% due 12/25/2024       YEN      24,149,015             211,273
   Class A2, 144A, FRN 0.8293% due
   12/25/2024                                          20,000,000             174,948
                                                                          -----------
                                                                              386,221
UNITED KINGDOM - 0.25%
Ocwen Mortgage Loans,
   FRN 4.9669% due 12/15/2031                 EUR         472,302             444,423
                                                                          -----------
UNITED STATES - 8.39%
CDC Securitization Corp., Series 1999-FL1,
   Class-A, 144A, 7.0987% due 12/14/2001        $       2,000,000           2,003,143
Crusade Global Trust, Series 1999-1, Class
   A2, 7.098% due 05/15/2021                            3,886,516           3,896,232
Government Lease Trust Series 1999 Class1
   144A, 4.00% due 05/18/2011                             500,000             403,055
Haus, Ltd.,Series 2000-1A, Class A2, FRN
   4.542% due 12/10/2037                                2,000,000           2,001,875
Residential Asset Security Mortgage Pass,
   6.856% due 01/25/2032                                1,900,000           1,900,594
Restructured Asset Securities, FRN 7.1187%
   due 03/03/2003                                       1,700,000           1,699,485
Salomon Brothers Mortgage Securities VII,
   Inc., Series 1999-AQB, Class A1, 5.82%
   due 12/15/2029                                         523,472             525,307
   Series 1999-LB1, Class A, 6.1137% due
   06/25/2029                                           1,272,742           1,272,283
Sasco Floating Rate Commercial Mortgage,
   Series 1999-C3, Class A, 7.0512% due
   10/21/2013                                             709,106             709,499
Torrens Trust, Series 2000-1GA, Class A,
   144A, 6.91% due 07/15/2031                            $616,363            $616,363
                                                                          -----------
                                                                           15,027,836

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost:
$16,571,861)                                                              $16,643,603
                                                                          -----------

ASSET BACKED SECURITIES - 1.70%
UNITED STATES - 1.70%
Amresco Residential Securities, Series
   1999 1, Certificate Class A, FRN
   6.06% due 06/25/2029                                 1,336,414           1,341,058
United Panam Mortgage Loan Trust, Series
   1999-2, Class A2, 7.1012% due
   09/25/2029                                           1,710,043           1,709,393
                                                                          -----------
                                                                            3,050,451

TOTAL ASSET BACKED SECURITIES
(Cost: $3,046,457)                                                         $3,050,451
                                                                           ----------

SUPRANATIONAL OBLIGATIONS - 1.09%
Eurofima, 4.75% due 07/07/2004                SEK      18,500,000           1,946,920
                                                                          -----------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $1,783,962)                                                         $1,946,920
                                                                           ----------

SHORT TERM INVESTMENTS - 2.73%
Abbey National North America
   6.54% due 01/24/2001                                  $100,000             $99,582
Eastman Kodak Company
   6.525% due 01/19/2001                                  100,000              99,674
General Electric Capital Corp.,
   6.55% due 01/18/2001                                   100,000              99,691
   6.65% due 01/12/2001                                 4,600,000           4,590,653
                                                                          -----------
                                                                           $4,889,600

REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State Street
   Bank & Trust Company dated 12/29/2000 at
   5.50%, to be repurchased at $913,139
   on 01/02/2001, collateralized by
   $785,000 U.S. Treasury Bonds, 10.000% due
   05/15/2010 (valued at $935,131,
   including interest) ***                               $913,000            $913,000
                                                                          -----------


     NUMBER OF                                EXPIRATION MONTH/
     CONTRACTS                                  STRIKE PRICE             VALUE
     ---------                                  ------------             -----
PUT OPTIONS - 0.00%
     5,000,000      Federal Republic of        February 2001/
                       Germany Bonds              DEM 90.76               $0
     8,000,000      Federal Republic of      February 2001/ DEM
                       Germany Bonds                96.10                  1
   1,200,000,000    Government of Japan      February 2001/ YEN
                       Bonds                       99.235                  1
   1,600,000,000    Government of Japan      February 2001/ YEN
                       Bonds                       98.726                  1
        20            Eurodollar Futures         March 2001/
                                                   $ 90.75                 1
        26            Eurodollar Futures         March 2001/
                                                   $ 91.00                 1


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

     NUMBER OF                                EXPIRATION MONTH/
     CONTRACTS                                  STRIKE PRICE             VALUE
     ---------                                  ------------             -----
PUT OPTIONS - CONTINUED
    11,000,000        U.S. Treasury Notes       January 2001/
                                                   $ 96.50                $1
    19,000,000        U.S. Treasury Notes      February 2001/
                                                   $ 96.125                2

TOTAL PUT OPTIONS
(Cost: $115,347)                                                          $8
                                                                          --

 CALL OPTIONS - 0.00%
    19,000,000      U.S. Treasury Notes        February 2001/
                                                  $ 112.00                 2
                                                                          --
TOTAL  CALL OPTIONS
(Cost: $2,968)                                                            $2
                                                                          --
TOTAL INVESTMENTS   (GLOBAL BOND TRUST)
(Cost: $174,867,411)                                                $179,176,181
                                                                    ============


TOTAL RETURN TRUST

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
U.S. TREASURY OBLIGATIONS - 7.92%
U.S. TREASURY BILLS - 0.13%
Principal Strip, zero coupon, due
   02/15/2014                                           $2,100,000         $1,027,278
                                                                          -----------
U.S. TREASURY BONDS - 6.10%
Principal Strip, zero coupon due
   02/15/2015                                            2,900,000          1,332,347
3.625% due 04/15/2028                                      968,058            949,607
3.875% due 04/15/2029                                   10,900,378         11,172,887
5.50% due 08/15/2028                                       600,000            594,936
6.00% due 02/15/2026                                    21,000,000         22,128,750
6.25% due 08/15/2023                                       700,000            757,092
8.125% due 05/15/2021                                    6,500,000          8,480,485
8.75% due 08/15/2020                                     1,000,000          1,373,440
                                                                          -----------
                                                                           46,789,544
U.S. TREASURY NOTES - 1.69%
3.375% due 01/15/2007                                      329,418            323,139
3.625% due 07/15/2002 ****                              12,274,851         12,288,231
3.875% due 01/15/2009                                      318,440            321,026
                                                                          -----------
                                                                           12,932,396

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $58,504,723)                                                       $60,749,218
                                                                          -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.49%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.35%
6.00% due 06/15/2014                                    $2,106,369         $2,099,776
6.00% TBA **                                             2,000,000          1,937,500
6.292% due 01/01/2029                                    9,116,229          9,057,794
6.45% due 04/29/2009                                       800,000            791,624
6.875% due 09/15/2010                                   16,200,000         17,250,408
7.00% due 07/15/2005                                    10,500,000         11,018,385
7.00% TBA **                                           $18,300,000        $18,340,077
7.24% due 03/28/2003                                       500,000            501,177
7.50% due 12/20/2029                                     5,388,163          5,427,282
7.50% due 08/15/2030                                     5,126,176          5,260,738
                                                                          -----------
                                                                           71,684,761
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.58%
6.00% due 12/15/2005                                     1,800,000          1,819,692
6.00% TBA **                                            17,000,000         16,458,210
7.00% due 07/15/2005                                     1,900,000          1,994,107
7.00% TBA **                                             2,000,000          2,003,120
7.435% due 10/01/2040                                   10,479,456         10,409,034
7.50% TBA **                                             2,400,000          2,435,256
                                                                          -----------
                                                                           35,119,419
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 39.56%
6.50% due 05/20/2030                                     5,975,937          6,011,434
6.50% TBA **                                            42,200,000         41,725,250
6.50% TBA **                                            11,100,000         10,975,125
7.00% TBA **                                           184,300,000        185,107,234
7.00% TBA **                                            14,000,000         14,061,180
7.375% due 05/20/2023                                    5,815,954          5,860,505
7.375% due 02/20/2024                                    2,003,481          2,016,944
7.50% TBA **                                            36,000,000         36,618,840
7.75% due 09/20/2021                                     1,019,812          1,029,847
                                                                          -----------
                                                                          303,406,359

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $405,838,996)                                                     $410,210,539
                                                                         ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.50%
GOVERNMENT OF AUSTRIA - 0.09%
5.50% due 01/15/2010                  EUR                  700,000            670,775
                                                                          -----------
FEDERAL REPUBLIC OF BRAZIL - 0.60%
FRN 7.375% due 04/15/2006               $                4,083,200          3,726,124
7.875% VR due 01/01/2001                                   897,900            897,900
                                                                          -----------
                                                                            4,624,024
FEDERAL REPUBLIC OF GERMANY - 0.22%
6.25% due 01/04/2024                  EUR                  240,000            248,775
6.25% due 01/04/2030                                       400,000            421,235
6.50% due 07/04/2027                                       950,000          1,021,486
                                                                          -----------
                                                                            1,691,496
REPUBLIC OF PANAMA - 0.52%
7.875% due 02/13/2002                  $                 4,000,000          3,956,000
                                                                          -----------
REPUBLIC OF POLAND - 0.07%
Step up to 3.50% due 10/27/2024                            300,000            205,500
Step up to 4.00% due 10/27/2024                            500,000            372,534
                                                                          -----------
                                                                              578,034

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $11,269,924)                                                       $11,520,329
                                                                          -----------

CORPORATE BONDS - 21.57%
AUTOMOBILES - 0.56%
Navistar International Corp.,
   7.00% due 02/01/2003                                  5,000,000          4,250,000
                                                                          -----------
BANKING - 2.57%
Bank One Corp.,
   6.988% due 09/26/2003                                 3,500,000          3,498,821


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
BANKING - CONTINUED
Bank Tokyo Mitsubishi, Ltd.,
   8.40% due 04/15/2010                                 $1,000,000         $1,065,270
Credit Suisse First Boston Mortgage,
    6.806% due 07/26/2003                                1,251,974          1,251,599
    6.88% due 12/15/2030                                 9,800,000          9,746,406
Royal Bank Scotland,
   10.828% due 12/01/2003                                3,000,000          3,700,868
Westdeutsche Landesbank Giroze,
   6.05% due 01/15/2009                                    500,000            476,715
                                                                          -----------
                                                                           19,739,679
BUILDING MATERIALS & CONSTRUCTION - 0.40%
Cemex SA 144A,
   9.25% due 06/17/2002                                  3,000,000          3,048,750
                                                                          -----------
DRUGS & HEALTH CARE - 0.27%
Tenet Healthcare Corp.,
   8.625% due 12/01/2003                                 2,000,000          2,050,000
                                                                          -----------
ELECTRIC UTILITIES - 2.95%
Entergy Louisiana, Inc.,
   8.50% due 06/01/2003                                  3,000,000          3,125,151
Houston Industries, Inc.,
   9.375% due 06/01/2001                                 1,500,000          1,513,485
Indiana Michigan Power Company,
    7.34% due 09/03/2002                                 1,500,000          1,500,135
LG&E Capital Corp.,
   6.205% due 05/01/2004                                 6,000,000          6,041,760
Pacific Gas & Electric Company,
    7.059% due 10/31/2001                                  300,000            265,146
Texas Utilities Company,
    FRN 6.6975% due 09/24/2001                           5,000,000          5,175,950
    FRN 6.725% due 06/25/2001                            5,000,000          4,999,260
                                                                          -----------
                                                                           22,620,887
ELECTRONICS - 0.65%
Sierra Pacific Resources,
   FRN 6.8925% due 04/20/2003                            5,000,000          4,998,915
                                                                          -----------
FINANCIAL SERVICES - 8.13%
Bayview Financial Revlvng Asset Trust,
   7.006% due 11/25/2030                                11,700,000         11,756,671
Bear Stearns Companies, Inc.,
   FRN 6.766% due 08/01/2002                             1,900,000          1,898,176
Conseco Finance Lease 2000,
   7.25% due 04/20/2003                                  4,100,000          4,131,447
Donaldson Lufkin Jenrette,
   7.294% due 07/18/2003                                 2,800,000          2,804,511
Ford Credit Canada, Ltd. 144A,
   FRN 6.28% due 12/16/2002                              7,000,000          6,983,592
Ford Motor Credit,
   7.214% due 07/18/2005                                 4,000,000          3,981,744
Ford Motor Credit Company,
   7.50% due 03/15/2005                                  5,000,000          5,124,350
Household Finance Corp.,
    6.125% due 02/27/2003                                2,000,000          1,977,500
    6.950% due 05/24/2002                                3,000,000          2,999,280
Lehman Brothers Holdings, Inc.,
   FRN 6.69% due 04/04/2003                              1,900,000          1,900,958
Morgan Stanley Dean Witter,
   7.001% due 08/07/2003                                 1,300,000          1,299,980
Pemex Finance, Ltd.,
   5.72% due 11/15/2003                                  7,500,000          7,424,100
Premium Asset Trust,
   1.00% due 11/27/2004                                    500,000            499,300
SB Treasury Company LLC,
   9.40%, VR due 12/29/2049                             $1,000,000         $1,008,560
Small Business Administration
   Participation Certificate,
   7.449% due 08/01/2010                                   999,670          1,046,042
Textron Financial Corp.,
   FRN 6.58125% due 09/17/2002                           5,000,000          5,004,330
United States West Capital Funding Inc.,
   6.875% due 08/15/2001                                 2,500,000          2,504,075
                                                                          -----------
                                                                           62,344,616
INDUSTRIALS - 3.41%
Boise Cascade Corp.,
   9.85% due 06/15/2002                                  6,000,000          6,166,200
Burlington Northern Santa Fe,
   6.05% due 03/15/2031                                  5,885,000          5,871,582
Cox Enterprises, Inc. 144A,
   6.625% due 06/14/2002                                 5,000,000          5,016,050
Raytheon Company,
   7.089% due 08/10/2001                                 9,100,000          9,109,519
                                                                          -----------
                                                                           26,163,351
SANITARY SERVICES - 0.50%
Waste Management, Inc.,
   6.50% due 05/14/2004                                  4,000,000          3,845,720
                                                                          -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.31%
Dominion Resources Inc. Delaware,
   7.23% due 09/16/2002                                 10,000,000         10,010,200
                                                                          -----------
TELEPHONE - 0.82%
British Telecom PLC,
   8.125% due 12/15/2010                                   700,000            707,672
Worldcom, Inc.,
   FRN 7.05% due 11/26/2001                              5,600,000          5,610,024
                                                                          -----------
                                                                            6,317,696

TOTAL CORPORATE BONDS
(Cost: $165,267,906)                                                     $165,389,814
                                                                         ------------

MUNICIPAL BONDS - 2.03%
ILLINOIS - 1.42%
Chicago Illinois,
   5.25% due 01/01/2028                                 11,000,000         10,937,080
                                                                          -----------
PENNSYLVANIA - 0.61%
Philadelphia Pennsylvania School
   District, 4.75% due 04/01/2027                        5,000,000          4,649,600
                                                                          -----------
TOTAL MUNICIPAL BONDS
(Cost: $14,762,181)                                                       $15,586,680
                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.93%
ABN AMRO Mortgage Corp., Series 1999-4,
   Class IA4, 6.50% due 06/25/2029
                                                         5,000,000          4,758,450
Ameriquest Mortgage Securities, Inc.,
   Series 2000-1, Class A, 6.94% due
   06/15/2030                                            4,439,946          4,437,016
   Series 2000-2, Class A, 6.95% due
   07/15/2030                                            2,628,941          2,632,129


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
Bear Stearns Arm Trust,
    7.49% due 12/25/2030                                $1,500,000         $1,511,430
    7.50% due 12/25/2030                                 1,500,000          1,486,406
Contimortgage Home Equity Loan, Series
   1999-3, Class A1, 6.42% due 04/25/2014                1,226,315          1,220,894
GE Capital Mortgage Services, Inc.,
   REMIC, 98 6, Class 1A6, 6.75% due
   03/25/2028                                            3,350,000          3,271,476
GMAC Commercial Mortgage Security, Inc.,
   Series 99 C2, Class A, 6.57% due
   09/15/2033                                            5,435,308          5,505,471
Green Tree Financial Corp., Series 1999 5,
   Class A, 6.97% due 04/01/2031                         4,000,000          4,047,480
Residential Funding Mortgage Securities I,
   Series 1997-S15, Class A1, 7.00% due
   10/25/2027                                            1,389,639          1,387,902
    Series 1998, Class A6, 6.75% due
   03/25/2028                                            4,335,000          4,235,859
    Series 1999 S14, Class IA1, 5.90%
   due 06/25/2025                                        1,112,387          1,105,401
   7.75% due 10/25/2030                                    789,830            799,791
Salomon Brothers Mortgage Securities VII Inc.,
   7.60% due 11/25/2030                                  1,371,013          1,396,763
                                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $37,816,090)                                                       $37,796,468
                                                                          -----------

ASSET BACKED SECURITIES - 5.97%
Brazos Student Finance Corp.,Series
   1998-A, Class A2, FRN 6.897% due
   06/01/2023                                            5,000,000          4,978,850
Duck Auto Grantor Trust, Class A 144A,
   5.65% due 03/15/2004                                    438,693            437,786
FHA 220 NP Reilly 60,
   7.43% due 12/01/2023                                  7,088,623          7,053,733
General Motors Acceptance Corp. Medium
   Term Note, 7.11% due 07/21/2004                       9,600,000          9,594,662
Irwin Low Balance Home Loan Trust,
   7.022% due 06/25/2021                                 3,053,976          3,061,379
Norwest Asset Securities Corp., Class A,
   6.50% due 10/25/2029                                  5,924,269          5,648,020
Team Fleet Financing Corp.,
   6.13% due 10/25/2004                                 15,000,000         15,008,017
                                                                          -----------
TOTAL ASSET BACKED SECURITIES
(Cost: $45,128,663)                                                       $45,782,447
                                                                          -----------

SHORT TERM INVESTMENTS - 1.62%
American Telephone & Telegraph Company,
   7.47% due 01/31/2001                                 $3,500,000         $3,478,212
Daimler Chrysler NA America Holding
   Corp., 6.69% due 02/28/2001                           1,600,000          1,582,755
UBS Finance, Inc.
   6.50% due 01/02/2001                                  7,000,000          6,998,735
United States Treasury Bills,
    5.21% due 02/01/2001****                               350,000            348,345
    5.89% due 02/01/2001****                                30,000             29,851
                                                                          -----------
                                                                          $12,437,898

REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with State Street
   Bank & Trust Company, dated 12/29/2000 at
   5.50%, to be repurchased at $7,447,138 on
   01/02/2001, collateralized by $7,040,000
   U.S. Treasury Note, 06.250% due 02/15/2007
   (valued at $7,599,708, including interest) ***       $7,446,000         $7,446,000
                                                                          -----------

     NUMBER OF                                EXPIRATION MONTH/
     CONTRACTS                                  STRIKE PRICE             VALUE
     ---------                                  ------------             -----
PUT OPTIONS - 0.00%
   30,000,000     Government National           February 2001/
                     Mortgage Association          $ 91.9375              $3,690
   180,000,000    Government National            January 2001/
                     Mortgage Association         $ 89.84375                  18
   50,000,000     Government National            January 2001/
                     Mortgage Association         $ 87.09375                   5
   18,000,000     Government National           February 2001/
                    Mortgage Association           $ 88.375                2,813
   150,000,000    U.S. Treasury Notes           February 2001/
                                                   $ 98.3125                  15
                                                                          ------
                                                                           6,541

TOTAL PUT OPTIONS
(Cost: $66,875)                                                           $6,541
                                                                          ------

 CALL OPTIONS - 0.00%
   175,000,000    U.S. Treasury Notes           February 2001/
                                                   $ 104.00                   18
                                                                          ------
TOTAL CALL OPTIONS
(Cost: $13,672)                                                              $18
                                                                          ------
TOTAL INVESTMENTS   (TOTAL RETURN TRUST)
(Cost: $758,552,928)                                                     $766,925,951
                                                                         ============

INVESTMENT QUALITY BOND TRUST

                                                           SHARES               VALUE
                                                           ------               -----
COMMON STOCKS - 0.03%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corp.                                             233                 $50
                                                                              -------
FOOD & BEVERAGES - 0.00%
Aurora Foods, Inc. *                                        2,656               6,474
                                                                              -------
HOUSEHOLD PRODUCTS - 0.00%
Mattress Discounters Holding Corp.                            150               1,500
                                                                              -------
INDUSTRIALS - 0.00%
SF Holdings Group, Inc., Class C *                             62                   0
                                                                              -------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.03%
XO Communications, Inc. *                                     193              89,262
                                                                              -------
TOTAL COMMON STOCKS
(Cost: $236,187)                                                              $97,286
                                                                              -------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES               VALUE
                                                           ------               -----
PREFERRED STOCK - 0.12%
INDUSTRIALS - 0.02%
SF Holdings Group, Inc. *                                       4             $12,100
SF Holdings Group, Inc., Series B *                            17              51,425
                                                                             --------
                                                                               63,525
MINING - 0.06%
Fairfield Manufacturing, Inc.                                 270             208,575
                                                                             --------
PUBLISHING - 0.04%
Primedia, Inc.                                              1,525             114,566
                                                                             --------
TOTAL PREFERRED STOCK
(Cost: $577,080)                                                             $386,666
                                                                             --------

WARRANTS - 0.01%
COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corp., Class A, (Expiration
   date 04/18/2007; strike price $1.00)
                                                              137                   0
   Class B, (Expiration date 04/18/2007;
   strike price $1.00)                                        236                   0
   Class C, (Expiration date 04/18/2007;
   strike price $40.00)                                       140                   0
                                                                             --------
                                                                                    0
SOFTWARE - 0.01%
Concentric Network Corp., (Expiration
   date 12/15/2007; strike price $10.86)                       40              17,210
                                                                             --------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
GT Group Telecom, Inc., (Expiration date
   02/01/2010;strike price $0)                                150               6,600
KMC Telecom Holdings, Inc. (Expiration
   date 01/31/2008; strike price $
   .21785)                                                    425                 877
                                                                             --------
                                                                                7,477
TOTAL WARRANTS
(Cost: $7,186)                                                                $24,687
                                                                              -------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
U.S. TREASURY OBLIGATIONS - 14.67%
U.S. TREASURY BONDS - 13.03%
3.875% due 04/15/2029 (a)                              $2,116,520          $2,169,433
8.125% due 08/15/2019 - 08/15/2021 (a)                 13,550,000          17,695,543
8.75% due 05/15/2017 - 08/15/2020 (a)                   7,100,000           9,676,120
8.875% due 02/15/2019 (a)                               1,000,000           1,374,220
12.00% due 08/15/2013 (a)                               8,425,000          11,902,924
                                                                          -----------
                                                                           42,818,240
U.S. TREASURY NOTES - 1.64%
4.25% due 01/15/2010 (a)                                5,170,150           5,372,096
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $47,274,660)                                                       $48,190,336
                                                                          -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.81%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.02%
6.00% due 02/01/2003 - 03/01/2029                       5,570,562           5,503,093
6.30% due 03/15/2023                                      400,000             403,248
6.50% TBA **                                            1,979,000           1,953,036
6.625% due 09/15/2009                                   2,500,000           2,604,300
7.50% due 06/01/2010 - 05/01/2028                       2,054,457           2,092,214
6.50% due 06/25/2019                                      649,092             648,280
                                                                          -----------
                                                                           13,204,171
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.72%
6.00% due 02/01/2028 - 11/01/2029                       9,277,771           8,984,716
6.18% due 07/01/2008                                      355,222             355,705
6.27% due 11/01/2007                                    1,072,765           1,081,142
6.295% due 06/01/2008                                     194,687             196,213
6.30% due 01/01/2008                                      305,188             307,958
6.34% due 01/01/2008                                      281,187             284,371
6.39% due 01/01/2006                                      142,038             143,889
6.43% due 01/01/2008                                      309,995             314,891
6.447% due 01/01/2008                                   1,462,937           1,487,325
6.46% due 06/01/2009                                    1,478,074           1,499,084
6.812% due 10/01/2007                                     207,039             213,297
6.981% due 06/01/2007                                      78,779              81,766
7.00% due 06/01/2029 - 09/01/2030                       8,364,803           8,377,852
7.024% due 06/01/2007                                     101,451             105,204
7.04% due 03/01/2007                                      654,195             683,000
7.085% due 08/01/2003                                     671,132             681,089
7.28% due 10/01/2006                                      385,131             405,545
5.90% due 10/25/2019                                      164,448             163,676
                                                                          -----------
                                                                           25,366,723
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.65%
6.00% due 08/15/2008 - 12/15/2013                       3,645,718           3,631,189
6.50% due 07/15/2008 - 05/15/2029                         128,810             129,188
7.00% due 04/15/2023 - 03/15/2029                       8,689,952           8,744,197
7.50% due 04/15/2002 - 09/15/2029                       7,917,229           8,072,047
8.00% due 06/15/2023 - 10/15/2023                       1,230,889           1,267,804
9.50% due 10/15/2009                                          689                 743
                                                                          -----------
                                                                           21,845,168
HOUSING URBAN DEVELOPMENT (HUD) - 0.42%
US Department of Housing & Urban Development,
   7.498% due 08/01/2011                                1,275,000           1,387,730
                                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $61,095,950)                                                       $61,803,792
                                                                          -----------

FOREIGN GOVERNMENT OBLIGATIONS - 0.98%
GOVERNMENT OF CANADA - 0.98%
8.625% due 01/19/2005                                   2,000,000           2,167,700
8.80% due 04/15/2003                                    1,000,000           1,061,060
                                                                          -----------
                                                                            3,228,760
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,345,537)                                                         $3,228,760
                                                                           ----------

CORPORATE BONDS - 43.33%
AEROSPACE - 0.37%
Dunlop Standard Aerospace Holdings PLC,
   11.875% due 05/15/2009                                 225,000             222,750
Raytheon Company,
   6.75% due 08/15/2007                                 1,000,000             994,020
                                                                          -----------
                                                                            1,216,770
AIR TRAVEL - 1.31%
Argo-Tech Corp.,
   8.625% due 10/01/2007                                   10,000               7,900


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
AIR TRAVEL - CONTINUED
Continental Airlines,
   6.648% due 09/15/2017                                 $866,758            $855,924
   6.90% due 01/02/2018                                 1,227,606           1,222,610
Delta Air, Inc.,
   7.92% due 11/18/2010                                   565,000             596,911
SCL Terminal Aereo Santiago SA, 6.95%
   due 07/01/2012                                       1,700,000           1,621,001
                                                                          -----------
                                                                            4,304,346
APPAREL & TEXTILES - 0.10%
Levi Strauss & Company,
   6.80% due 11/01/2003                                    95,000              80,275
   7.00% due 11/01/2006                                   180,000             145,800
Westpoint Stevens, Inc.,
   7.875% due 06/15/2008                                  125,000              89,375
                                                                          -----------
                                                                              315,450
AUTO PARTS - 0.14%
Accuride Corp.,
   9.25% due 02/01/2008 (a)                                95,000              58,900
Hayes Wheels International Inc.
   Delaware, 9.125% due 07/15/2007                         20,000              13,200
LDM Technologies, Inc.,
   10.75% due 01/15/2007                                  215,000              98,900
Lear Corp.,
   7.96% due 05/15/2005                                    40,000              37,512
   8.11% due 05/15/2009                                   275,000             244,335
                                                                          -----------
                                                                              452,847
AUTO SERVICES - 0.06%
Delco Remy International, Inc.,
   8.625% due 12/15/2007                                  150,000             132,000
   10.625% due 08/01/2006 (a)                              70,000              56,000
                                                                          -----------
                                                                              188,000
AUTOMOBILES - 0.54%
Chrysler Corp.,
   7.45% due 02/01/2097                                 2,000,000           1,710,160
Westinghouse Air Brake Company, 9.375%
   due 06/15/2005                                          85,000              75,650
                                                                          -----------
                                                                            1,785,810
BANKING - 4.88%
Bank New York, Inc.,
   6.625% due 06/15/2003                                1,000,000           1,012,310
Citicorp,
   7.125% due 06/01/2003                                1,000,000           1,019,610
Credit National,
   7.00% due 11/14/2005                                 1,300,000           1,311,700
Export-Import Bank of Korea,
   6.375% due 02/15/2006 (a)                              610,000             584,807
First Financial Caribbean Corp., 7.84%
   due 10/10/2006                                         810,000             801,762
First Republic Bank of San Francisco,
   7.75% due 09/15/2012                                   825,000             718,353
Grove Worldwide LLC/Cap, Inc., 9.25% due
   05/01/2008                                             120,000               9,600
Liberty Financial Companies, Inc., 6.75%
   due 11/15/2008                                         965,000             905,498
National City Corp.,
   6.875% due 05/15/2019                                1,000,000             900,330
NBD Bancorp,
   8.25% due 11/01/2024                                 2,000,000           2,145,940
People Bank Bridgeport Connecticut, 9.875%
   due 11/15/2010                                       1,000,000           1,016,690
Popular North America, Inc.,
   6.625% due 01/15/2004                                1,000,000             983,600
Republic New York Corp.,
   9.50% due 04/15/2014                                 1,000,000           1,146,750
Royal Bank Scotland Group PLC, 6.40% due
   04/01/2009                                           2,750,000           2,668,985
Sprint Capital Corp.,
   6.875% due 11/15/2028                                1,000,000             808,590
                                                                          -----------
                                                                           16,034,525
BROADCASTING - 1.27%
AMSC Acquisition Company, Inc., Series
   B, 12.25% due 04/01/2008                                75,000              25,500
Cablevision SA (a),
   13.75% due 05/01/2009                                  140,000             102,200
Century Communications Corp.,
   zero coupon due 01/15/2008                             700,000             273,000
Classic Cable Inc.,
   9.375% due 08/01/2009                                   20,000               7,600
   10.50% due 03/01/2010                                  330,000             132,000
Echostar DBS Corp.,
   9.375% due 02/01/2009                                  400,000             388,000
Granite Broadcasting Corp.,
   8.875% due 05/15/2008                                  175,000              98,000
Lin Holdings Corp.,
   Step up to 10.00% due 03/01/2008                       600,000             439,500
United Pan-Europe Communications NV,
   11.50% due 02/01/2010 (a)                              100,000              66,000
USA Networks, Inc.,
   6.75% due 11/15/2005                                 1,570,000           1,572,135
Viacom, Inc.,
   7.75% due 06/01/2005                                 1,035,000           1,074,361
                                                                          -----------
                                                                            4,178,296
BUILDING MATERIALS & CONSTRUCTION - 0.30%
American Standard, Inc.,
   7.625% due 02/15/2010                                   70,000              65,800
Lowes Cos Inc.,
   7.50% due 12/15/2005                                   900,000             917,145
                                                                          -----------
                                                                              982,945
BUSINESS SERVICES - 1.11%
American Color Graphics, Inc., 12.75%
   due 08/01/2005                                         300,000             282,000
Consumers Packaging, Inc.,
   9.75% due 02/01/2007                                   140,000               3,500
Doman Industries, Ltd.,
   12.00% due 07/01/2004 (a)                              200,000             194,000
Dura Operating Corp.,
   9.00% due 05/01/2009 (a)                               150,000             124,500
EOP Operating Limited Partnership, 6.50%
   due 01/15/2004                                       1,795,000           1,771,575
Federal Express Corp. Trust,
   6.72% due 01/15/2022                                   976,489             979,633
Packaging Corp. America,
   9.625% due 04/01/2009                                   70,000              72,450
Pierce Leahy Corp.,
   8.125% due 05/15/2008                                   50,000              47,000
   9.125% due 07/15/2007                                   20,000              19,900
True Temper Sports, Inc.,
   10.875% due 12/01/2008                                 175,000             168,219
                                                                          -----------
                                                                            3,662,777
CHEMICALS - 1.09%
Acetex Corp.,
   9.75% due 10/01/2003                                   150,000             133,500
Arco Chemical Company,
   9.80% due 02/01/2020                                   120,000             112,800
Georgia Gulf Corp.,


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
CHEMICALS - CONTINUED
Georgia Gulf Corp.,
   10.375% due 11/01/2007 (a)                            $165,000            $153,863
ICI Wilmington, Inc.,
   6.95% due 09/15/2004                                 2,735,000           2,671,575
Lyondell Chemical Company, Series B,
   9.875% due 05/01/2007                                  320,000             310,400
Pioneer Americas Acquisition Corp.,
   9.25% due 06/15/2007                                    55,000               9,900
Texas Petrochemicals Corp., Series B,
   11.125% due 07/01/2006                                 250,000             188,750
                                                                          -----------
                                                                            3,580,788
COAL - 0.08%
PL Coal Holdings Corp., Series B, 9.625%
   due 05/15/2008                                         250,000             250,625
                                                                          -----------
COMPUTERS & BUSINESS EQUIPMENT - 0.29%
Computer Associates International Inc.,
   6.375% due 04/15/2005                                  920,000             859,124
Seagate Technology,
   12.50% due 11/15/2007                                   90,000              85,050
                                                                          -----------
                                                                              944,174
CONSTRUCTION MATERIALS - 0.02%
Nortek, Inc., Series B,
   8.875% due 08/01/2008 (a)                               55,000              48,675
Pindo Deli Finance Mauritius, Ltd.,
   10.75% due 10/01/2007                                  100,000              35,000
                                                                          -----------
                                                                               83,675
CONSTRUCTION & MINING EQUIPMENT - 0.04%
Webb Delaware Corp.,
   10.25% due 02/15/2010                                  150,000             133,500
                                                                          -----------
CONTAINERS & GLASS - 0.04%
Crown Cork & Sea,l Inc.,
   8.375% due 01/15/2005                                  170,000              93,500
Owens Illinois Inc.,
   7.15% due 05/15/2005                                    30,000              17,100
   7.50% due 05/15/2010                                    50,000              26,250
                                                                          -----------
                                                                              136,850
CRUDE PETROLEUM & NATURAL GAS - 0.30%
KN Energy, Inc.,
   6.65% due 03/01/2005                                   795,000             794,022
Tuboscope Vetco International, Inc.,
   7.50% due 02/15/2008                                   200,000             184,750
                                                                          -----------
                                                                              978,772
DOMESTIC OIL - 0.05%
Consumers International, Inc., 10.25%
   due 04/01/2005                                         125,000              12,500
ICO, Inc., Series B,
   10.375% due 06/01/2007                                  95,000              88,825
Key Energy Services, Inc.,
   14.00% due 01/15/2009                                   50,000              56,750
                                                                          -----------
                                                                              158,075
DRUGS & HEALTH CARE - 2.85%
Alaris Medical, Inc.,
   9.75% due 12/01/2006 (a)                               300,000             112,500
   Step up to 11.125% due 08/01/2008                      275,000              22,344
Allegiance Corp.,
   7.00% due 10/15/2026                                 4,000,000           4,005,400
Beckman Instruments, Inc.,
   7.10% due 03/04/2003                                   240,000             236,933
   7.45% due 03/04/2008                                 1,065,000           1,023,401
Bergen Brunswig Corp.,
   7.375% due 01/15/2003                                  100,000              94,606
Beverly Enterprises,
   9.00% due 02/15/2006 (a)                               170,000             154,913
Bio Rad Labs Inc.,
   11.625% due 02/15/2007                                  71,000              73,396
Columbia/HCA Healthcare Corp.,
   7.00% due 07/01/2007                                     5,000               4,775
   7.25% due 05/20/2008                                   195,000             187,931
Express Scripts, Inc.,
   9.625% due 06/15/2009                                   55,000              56,100
Fisher Scientific International, Inc.,
   9.00% due 02/01/2008                                   190,000             177,175
MEDIQ Life Support Services,
   11.00% due 06/01/2008                                  165,000               1,650
Owens & Minor, Inc.,
   10.875% due 06/01/2006                                 100,000             102,750
Packard BioScience, Inc.,
   9.375% due 03/01/2007                                  125,000             111,250
Tenet Healthcare Corp.,
   7.875% due 01/15/2003                                  850,000             854,250
Torchmark, Inc.,
   7.875% due 05/15/2023                                2,000,000           1,873,200
Triad Hospitals,
   11.00% due 05/15/2009                                  100,000             105,000
Universal Hospital Services, Inc.,
   10.25% due 03/01/2008                                  120,000              83,700
Warner Chilcott, Inc.,
   12.625% due 02/15/2008                                 100,000             101,000
                                                                          -----------
                                                                            9,382,274
ELECTRICAL EQUIPMENT - 0.13%
Energy Corp. of America, Inc., 9.50% due
   05/15/2007                                             375,000             292,500
Wesco Distribution, Inc.,
   9.125% due 06/01/2008                                  150,000             132,000
                                                                          -----------
                                                                              424,500
ELECTRIC UTILITIES - 2.10%
Baltimore Gas & Electric Company, 6.125%
   due 07/01/2003                                       1,000,000             995,340
Calpine Corp.,
   8.625% due 08/15/2010                                  175,000             170,656
Cinergy Corp.,
   6.125% due 04/15/2004                                2,000,000           1,916,488
L-3 Communications Corp.,
   8.00% due 08/01/2008                                   160,000             145,600
Northern States Power Company, 6.375%
   due 04/01/2003                                       1,000,000           1,003,610
Nstar,  8.00% due 02/15/2010                            1,500,000           1,577,775
Tennessee Gas Pipeline Company, 7.50%
   due 04/01/2017                                         900,000             920,007
Western Resources Inc.,
   6.875% due 08/01/2004                                  105,000             100,635
   7.125% due 08/01/2009                                   85,000              78,639
                                                                          -----------
                                                                            6,908,750
ENERGY - 0.52%
Costilla Energy, Inc.,
   10.25% due 10/01/2006 # (a)                            225,000                   0
Enron Corp.,
   8.00% due 08/15/2005                                 1,500,000           1,595,175
                                                                          -----------
                                                                            1,595,175


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
FINANCIAL SERVICES - 10.36%
 AAG Holding, Inc.,
   6.875% due 06/01/2008                               $1,710,000          $1,614,428
American Financial Group, Inc., 7.125%
   due 04/15/2009                                         340,000             301,243
American General Finance Corp., 6.54%
   due 08/12/2002                                       1,000,000           1,004,840
Amerus Capital I,
   8.85% due 02/01/2027                                 1,000,000             914,030
Amvescap PLC,
   6.60% due 05/15/2005                                 2,000,000           1,960,180
Associates Corp. of North America, 5.75%
   due 11/01/2003                                         610,000             602,473
BanPonce Financial Corp.,
   6.75% due 08/09/2001                                 1,600,000           1,601,616
   6.80% due 12/21/2005                                   260,000             265,067
Beneficial Corp.,
   8.40% due 05/15/2008                                   350,000             375,449
Cigna Corp.,
   7.40% due 05/15/2007                                 1,300,000           1,322,776
   7.875% due 05/15/2027 (a)                              790,000             774,176
Comed Transitional Funding Trust, 5.63%
   due 06/25/2009                                       1,000,000             974,680
Commercial Credit Group, Inc., 7.375%
   due 04/15/2005                                       1,000,000           1,038,290
Dime Capital Trust,
   9.33% due 05/06/2027                                 1,350,000           1,207,831
Donaldson Lufkin & Jenrette,
   5.625% due 02/15/2016                                1,000,000             997,300
Equitable Companies, Inc.,
   7.00% due 04/01/2028                                   500,000             462,290
Equitable Life Assured Society, 7.70%
   due 12/01/2015                                         680,000             685,107
Ford Credit Auto Owner Trust,
   5.81% due 03/15/2002                                   159,629             159,429
General Electric Capital Corp., 8.88%
   due 06/18/2003                                         600,000             640,038
H.F. Ahmanson & Company,
   7.875% due 09/01/2004                                  525,000             544,856
International Lease Finance Corp., 6.00%
   due 06/15/2003                                         300,000             299,487
Manufacturers & Traders Trust Company,
   8.00% due 10/01/2010 (a)                             1,250,000           1,300,150
Marsh & McLennan Companies, Inc., 7.125%
   due 06/15/2009                                       1,145,000           1,171,358
MBNA America Bank,
   6.75% due 03/15/2008                                   700,000             645,092
Private Export Funding Corp.,
   6.62% due 10/01/2005                                 2,000,000           2,075,520
   7.03% due 10/31/2003                                   500,000             517,165
RBF Finance Company,
   11.375% due 03/15/2009                                 205,000             236,775
Southern Company Capital Trust I, 8.19%
   due 02/01/2037 (a)                                   1,000,000             947,960
Sun Canada Financial Company,
   6.625% due 12/15/2007                                  650,000             646,903
   7.25% due 12/15/2015                                 1,500,000           1,471,260
Sunamerica, Inc.,
   8.125% due 04/28/2023                                1,000,000           1,088,380
Tembec Finance Corp.,
   9.875% due 09/30/2005 (a)                              100,000             102,000
Toyota Motor Credit Corp.,
   5.625% due 11/13/2003                                1,600,000           1,578,560
United States Bancorp Oregon,
   7.50% due 06/01/2026                                 2,774,000           2,858,884
United States West Capital Funding,
   Inc., 6.25% due 07/15/2005                           1,395,000           1,360,962
Western Financial Bank,
   8.875% due 08/01/2007                                  300,000             280,500
                                                                          -----------
                                                                           34,027,055
FOOD & BEVERAGES - 0.27%
Aurora Foods, Inc.,
   8.75% due 07/01/2008                                   100,000              69,250
   9.875% due 02/15/2007                                   50,000              35,750
Avecia Group PLC,
   11.00% due 07/01/2009                                  225,000             221,625
B & G Foods Incications Corp., 9.625%
   due 08/01/2007                                         200,000             130,000
Chiquita Brands International, Inc.,
   10.00% due 06/15/2009                                  165,000              49,500
Del Monte Foods Company,
   Step up to 12.50% due 12/15/2007                       205,000             155,800
Nash Finch Company,
   8.50% due 05/01/2008                                   150,000             114,000
New World Pasta Company,
   9.25% due 02/15/2009                                   100,000              43,000
Tricon Global Restaurants, Inc., 7.65%
   due 05/15/2008 (a)                                      75,000              73,089
                                                                          -----------
                                                                              892,014
FOREST PRODUCTS - 0.00%
Tembec Industries Inc.,
   8.625% due 06/30/2009                                   10,000               9,850
                                                                          -----------
FURNITURE & FIXTURES - 0.04%
Sealy Mattress Company,
   Step up to 10.875% due 12/15/2007 (a)                  175,000             131,469
                                                                          -----------
GAS & PIPELINE UTILITIES - 0.61%
Sonat, Inc., 6.875% due 06/01/2005                      2,000,000           2,017,840
                                                                          -----------
HOMEBUILDERS - 0.03%
Standard Pacific Corp.,
   8.50% due 06/15/2007                                   115,000             106,088
                                                                          -----------
HOUSEHOLD PRODUCTS - 0.44%
Mattress Discounters Corp.,
   12.625% due 07/15/2007                                 150,000             134,250
Procter & Gamble-ESOP, Series A, 9.36%
   due 01/01/2021                                       1,000,000           1,242,830
Resolution Performance Products, 13.50%
   due 11/15/2010                                          55,000              56,375
                                                                          -----------
                                                                            1,433,455
INDUSTRIALS - 0.28%
BWay Corp.,
   10.25% due 04/15/2007                                   75,000              68,437
Conmed Corp.,
   9.00% due 03/15/2008                                   190,000             152,000
Federal Mogul Corp.,
   7.50% due 01/15/2009                                   620,000              93,000
Frontiervision Holdings LP,
   Step up to 11.875% due 09/15/2007                      125,000             103,125


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
INDUSTRIALS - CONTINUED
Gaylord Container Corp.,
   9.375% due 06/15/2007                                 $150,000             $94,500
John Q.Hammon Hotels,
   8.875% due 02/15/2004                                  100,000              90,500
Prestolite Electric, Inc.,
   9.625% due 02/01/2008                                  165,000              74,250
Roller Bearing Company America, Inc.,
   9.625% due 06/15/2007                                   25,000              22,000
SCG Holding Corp.,
   12.00% due 08/01/2009                                  153,000             128,520
Sun Media Corp.,
   9.50% due 05/15/2007                                   100,000              96,500
                                                                          -----------
                                                                              922,832
INSURANCE - 4.24%
Amerus Life Holdings, Inc.,
   6.95% due 06/15/2005                                   715,000             683,776
Everest Reinsurance Holdings, Inc.,
   8.75% due 03/15/2010                                 1,800,000           1,933,380
Florida Windstorm Underwriting Association,
   7.125% due 02/25/2019                                3,720,000           3,577,375
Jackson National Life Insurance Company,
   8.15% due 03/15/2027                                 1,000,000             987,640
Liberty Mutual Insurance Company,
   7.697% due 10/15/2097                                1,350,000           1,002,280
   8.20% due 05/04/2007                                   550,000             567,265
Lumbermans Mutual Casualty Company,
   9.15% due 07/01/2026                                   675,000             588,539
Ohio National Life Insurance Company,
   8.50% due 05/15/2026                                 1,150,000           1,142,203
Provident Companies. Inc.,
   7.00% due 07/15/2018                                   500,000             408,390
   7.25% due 03/15/2028                                   500,000             406,785
Security Benefit Life Company, 8.75% due
   05/15/2016                                           1,350,000           1,349,412
Unum Corp.,
   6.75% due 12/15/2028                                   500,000             377,120
Zurich Reinsurance Centre Holdings, Inc.,
   7.125% due 10/15/2023                                1,000,000             912,460
                                                                          -----------
                                                                           13,936,625
INTERNATIONAL OIL - 0.16%
Tosco Trust 2000 E, Inc.,
   8.58% due 03/01/2010                                   500,000             534,007
                                                                          -----------
INTERNET CONTENT - 0.04%
PSINet, Inc.,
   10.00% due 02/15/2005                                  205,000              57,913
   11.50% due 11/01/2008                                  250,000              70,625
                                                                          -----------
                                                                              128,538
INTERNET SOFTWARE - 0.07%
Covad Communications Group, Inc.,
   12.50% due 02/15/2009                                  150,000              36,000
Exodus Communications, Inc.,
   11.625% due 07/15/2010                                 200,000             179,500
                                                                          -----------
                                                                              215,500
INVESTMENT COMPANIES - 0.39%
John Hancock Global Funding,
   7.90% due 07/02/2010                                 1,200,000           1,285,716
                                                                          -----------
LEISURE TIME - 0.18%
AMC Entertainment, Inc.,
    9.50% due 03/15/2009                                  275,000             161,562
    9.50% due 02/01/2011 (a)                              150,000              85,125
Station Casinos, Inc.,
   8.875% due 12/01/2008                                 $250,000            $245,000
Time Warner Telecom LLC,
   9.75% due 07/15/2008                                   100,000              92,250
                                                                          -----------
                                                                              583,937
METAL & METAL PRODUCTS - 0.04%
LTV Corp.,
   11.75% due 11/15/2009                                  255,000              12,750
Neenah Corp.,
   11.125% due 05/01/2007                                 150,000             108,750
Neenah Foundry Company,
   11.125% due 05/01/2007                                  30,000              21,750
                                                                          -----------
                                                                              143,250
NEWSPAPERS - 1.18%
News America Holdings, Inc.,
   8.50% due 02/15/2005                                 1,000,000           1,043,190
   9.25% due 02/01/2013                                 2,645,000           2,833,694
                                                                          -----------
                                                                            3,876,884
PAPER - 0.89%
Boise Cascade Office Products Company,
   7.05% due 05/15/2005                                 2,700,000           2,609,928
Domtar, Inc.,
   9.50% due 08/01/2016                                    75,000              78,008
Paperboard Industries International,
   Inc., 8.375% due 09/15/2007                             15,000              11,025
Repap New Brunswick Inc.,
   10.625% due 04/15/2005 (a)                             225,000             230,625
                                                                          -----------
                                                                            2,929,586
PETROLEUM SERVICES - 0.55%
Newfield Exploration Company,
   7.45% due 10/15/2007                                   490,000             471,483
Pioneer Natural Resources Company,
   9.625% due 04/01/2010                                   20,000              21,200
Plains Resources Inc.,
    Series B, 10.25% due 03/15/2006                       175,000             174,562
   10.25% due 03/15/2006                                  100,000              99,750
Ultramar Corp.,
   8.00% due 03/15/2005                                 1,000,000           1,050,970
                                                                          -----------
                                                                            1,817,965
PUBLISHING - 0.16%
Scholastic Corp.,
   7.00% due 12/15/2003                                   530,000             534,945
                                                                          -----------
RAILROADS & EQUIPMENT - 0.00%
Kansas City Southern Railway Company,
   9.50% due 10/01/2008                                    15,000              15,375
                                                                          -----------
RETAIL GROCERY - 0.04%
Stater Brothers Holdings, Inc.,
   10.75% due 08/15/2006                                  150,000             125,250
                                                                          -----------
RETAIL TRADE - 0.07%
Duane Reade, Inc.,
   9.25% due 02/15/2008                                   255,000             216,750
                                                                          -----------
SANITARY SERVICES - 0.58%
Allied Waste North America, Inc.,
   7.625% due 01/01/2006                                  205,000             195,775
Azurix Corp.,
   10.75% due 02/15/2010                                  125,000             123,125


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
SANITARY SERVICES - CONTINUED
USA Waste Services, Inc.,
   Step up to 6.125% due 07/15/2001                    $1,500,000          $1,489,800
Waste Management, Inc.,
   6.875% due 05/15/2009                                  100,000              94,020
                                                                          -----------
                                                                            1,902,720
SEMICONDUCTORS - 0.05%
Fairchild Semiconductor Corp.,
   10.125% due 03/15/2007                                 100,000              92,000
   10.375% due 10/01/2007                                  65,000              60,450
                                                                          -----------
                                                                              152,450
SOFTWARE - 0.08%
Concentric Network Corp.,
   12.75% due 12/15/2007                                  300,000             255,000
                                                                          -----------
STEEL - 0.17%
Alaska Steel Corp.,
   7.875% due 02/15/2009                                  405,000             356,400
Algoma Steel, Inc.,
   12.375% due 07/15/2005                                 100,000              35,500
National Steel Corp., Series D,
   9.875% due 03/01/2009                                  180,000              79,200
Weirton Steel Corp.,
   11.375% due 07/01/2004                                 200,000              82,000
                                                                          -----------
                                                                              553,100
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.50%
Alaska Communications Holdings,
   9.375% due 05/15/2009                                  100,000              84,000
BTI Telecom Corp.,
   10.50% due 09/15/2007                                  175,000              43,750
Charter Communication Holding LLC,
   8.625% due 04/01/2009                                  425,000             382,500
Crown Castle International Corp., Step up to
   10.625% due 11/15/2007                                 175,000             141,750
Deutsche Telekom International Finance BV, 7.75%
   due 06/15/2005                                         500,000             508,645
Frontiervision LP/Capital, Series B, Step up to
   11.875% due 09/15/2007                                  90,000              77,400
GCI, Inc.,
   9.75% due 08/01/2007                                   550,000             506,000
GST Telecommunications, Inc.,
   12.75% due 11/15/2007                                  210,000               1,260
GT Group Telecom, Inc,
   13.25% due 02/01/2010                                   50,000              11,438
   Step up to 13.25% due 02/01/2010                       150,000              49,500
Insight Midwest LP,
   9.75% due 10/01/2009                                   160,000             158,400
   10.50% due 11/01/2010                                   40,000              40,800
ITC Deltacom, Inc.,
   9.75% due 11/15/2008                                   130,000              98,800
KMC Telecom Holdings, Inc.,
   Step up to 12.50% due 02/15/2008                       500,000              32,500
Level 3 Communications Inc.,
   11.25% due 03/15/2010                                  125,000             108,750
McleodUSA, Inc.,
   8.125% due 02/15/2009 (a)                               70,000              60,550
   8.375% due 03/15/2008                                   30,000              26,100
   9.50% due 11/01/2008                                   180,000             163,800
NTL Communications Corp., Series B, Step up
   to 12.375% due 10/01/2008                              425,000             233,750
RCN Corp.,
   Step up to 11.00% due 07/01/2008                       325,000              97,500
   Step up to 11.125% due 10/15/2007                       50,000              18,000
Rogers Cantel, Inc.,
   9.375% due 06/01/2008                                 $100,000            $104,000
RSL Communivations PLC,
   12.00% due 11/01/2008                                  250,000              15,000
Satelites Mexicanos SA De CV,
   10.125% due 11/01/2004 (a)                             125,000              81,250
Tele-Communications, Inc.,
   9.25% due 04/15/2002                                 1,500,000           1,547,115
   9.65% due 10/01/2003                                   320,000             332,022
                                                                          -----------
                                                                            4,924,580
TELEPHONE - 2.47%
Alestra SA,
   12.125% due 05/15/2006                                 250,000             201,250
Allbritton Communications Company,
   8.875% due 02/01/2008                                  125,000             116,250
Bellsouth Savings, ESOT,
   9.19% due 07/01/2003                                   407,712             423,699
Benedek Communications Corp.,
   Step up to 13.25% due 05/15/2006 (a)                   235,000             169,200
Comcast Cable Communications,
   8.50% due 05/01/2027                                 1,100,000           1,177,341
Compania De Telecomunicaciones,
   8.375% due 01/01/2006 (a)                            1,000,000           1,011,625
E Spire Communications, Inc.,
   Step up to 10.625% due 07/01/2008                       75,000              14,625
GTE Corp.,
   8.75% due 11/01/2021                                 1,000,000           1,090,090
Hyperion Telecommunications, Inc.,
   Series B, 12.25% due 09/01/2004 (a)                     50,000              39,500
   Step up to 13.00% due 04/15/2003 (a)                   175,000             129,500
Intermedia Communications Inc.,
   9.50% due 03/01/2009 (a)                                75,000              52,500
   8.875% due 11/01/2007                                  250,000             175,000
   Step up to 12.25% due 03/01/2009                       165,000             107,250
Lucent Technologies Inc.,
   5.50% due 11/15/2008                                 1,000,000             801,890
Nextel Communications Inc.,
   Step up to 9.75% due 10/31/2007                        755,000             551,150
Nextlink Communications,
   Step up to 9.45% due 04/15/2008                        400,000             208,000
Telecommunications Techniques Company,
   9.75% due 05/15/2008                                   225,000             186,750
Viatel, Incorporated,
   11.25% due 04/15/2008                                  225,000              67,500
WorldCom, Inc.,
   7.55% due 04/01/2004 (a)                             1,575,000           1,584,308
                                                                          -----------
                                                                            8,107,428
TRANSPORTATION - 0.85%
Honda Auto Lease Trust,
   6.65% due 07/15/2005                                $2,000,000          $2,013,143
Iron Mountain, Inc.,
   8.75% due 09/30/2009                                    50,000              49,500
K & F Industry, Inc.,
   9.25% due 10/15/2007                                   175,000             169,312
Navistar International Corp.,
   8.00% due 02/01/2008                                   100,000              73,000
Southern Railway Company,
   8.75% due 10/15/2003                                   470,000             498,332
                                                                          -----------
                                                                            2,803,287
TOTAL CORPORATE BONDS
(Cost: $149,763,766)                                                     $142,282,420
                                                                         ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
MUNICIPAL BONDS - 3.72%
ALABAMA - 0.30%
Huntsville Alabama Solid Waste Disposal,
   5.95% due 10/01/2003                                $1,000,000            $998,140
                                                                         ------------
ARIZONA - 0.30%
Phoenix Arizona Civic Improvement Corp.,
   6.30% due 07/01/2008                                 1,010,000           1,000,506
                                                                         ------------
CALIFORNIA - 1.07%
Los Angeles County California Pension,
   8.49% due 06/30/2004                                   500,000             536,695
   8.62% due 06/30/2006                                 1,500,000           1,664,865
Southern California Public Power Authority
   Project, 6.93% due 05/15/2017                        1,300,000           1,304,914
                                                                         ------------
                                                                            3,506,474
FLORIDA - 0.35%
Miami Beach Florida
Redevelopment Agency Tax,
   8.95% due 12/01/2022                                 1,000,000           1,147,900
                                                                         ------------
MARYLAND - 0.22%
Baltimore Maryland,
   6.375% due 10/15/2002                                  705,000             711,021
                                                                         ------------
MICHIGAN - 0.40%
Detroit Michigan Downtown Development
   Authority, 6.20% due 07/01/2008                      1,335,000           1,314,601
                                                                         ------------
PENNSYLVANIA - 0.93%
Philidelphia Pennsylvania Authority,
   5.59% due 04/15/2005                                 2,000,000           1,963,240
Pittsburgh Pennsylvania Urban
   Redevelopment Authority, 8.55% due
   09/01/2004                                           1,000,000           1,081,770
                                                                         ------------
                                                                            3,045,010
SOUTH CAROLINA - 0.15%
South Carolina Public Service Authority,
   6.97% due 01/01/2005                                   475,000             488,134
                                                                         ------------
TOTAL MUNICIPAL BONDS
(Cost: $12,478,320)                                                       $12,211,786
                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.18%
Asset Securitization Corp.,
   6.66% due 02/14/2041                                 2,110,000           2,147,256
Chase Commercial Mortgage Securities
   Corp., 6.39% due 11/18/2008                          2,500,000           2,509,429
Credit Suisse First Boston,
   6.52% due 07/17/2007                                   530,000             536,516
First Union-Lehman Brothers Commercial
   Mortgage, 6.60% due 05/18/2007                       1,950,000           1,981,543
                                                                         ------------
                                                                            7,174,744
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,148,744)                                                         $7,174,744
                                                                           ----------

ASSET BACKED SECURITIES - 0.85%
AESOP Funding II LLC, Series 1997-1A,
   Class A2, 6.40% due 10/20/2003                      $1,000,000          $1,005,260
    Series 1998-1, Class A, 6.14% due
   05/20/2006                                             600,000             595,740
Carco Auto Loan Master Trust, Series
   1997 1, Class A, 6.689% due 08/15/2004                 410,320             410,832
Discover Card Master Trust 1, Series
   97 2, Class A, 6.792% due 04/16/2010                   785,532             798,164
                                                                         ------------
                                                                            2,809,996

TOTAL ASSET BACKED SECURITIES
(Cost: $2,819,149)                                                         $2,809,996
                                                                           ----------

SHORT TERM INVESTMENTS - 15.13%
Navigator Securities Lending Trust, 6.47%             $49,720,569         $49,720,569
                                                                         ------------
REPURCHASE AGREEMENTS - 0.17%
Lehman Brothers Repurchase Agreement,
   dated 12/29/2000 at 6.02%, to be
   repurchased at $553,092 on
   01/02/2001, collateralized by
   $1,680,000 U.S. Treasury Strips,
   0.00% due 02/15/2020 (valued at
   $570,091, including interest)***                      $553,000            $553,000
                                                                         ------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
(Cost: $335,020,149)                                                     $328,484,042
                                                                         ============

DIVERSIFIED BOND TRUST

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
U.S. TREASURY OBLIGATIONS - 20.61%
U.S. TREASURY BONDS - 2.88%
5.25% due 02/15/2029                                   $1,000,000            $957,970
7.875% due 02/15/2021 (a)                               3,000,000           3,817,500
8.875% due 08/15/2017 (a)                               2,000,000           2,718,440
                                                                         ------------
                                                                            7,493,910

U.S. TREASURY NOTES - 17.73%
5.25% due 08/15/2003 (a)                                  750,000             752,340
5.625% due 02/15/2006 - 05/15/2008 (a)                 14,150,000          14,497,677
6.25% due 02/15/2003 - 02/15/2007 (a)                  20,250,000          21,151,860
6.375% due 08/15/2002 (a)                               5,250,000           5,337,780
6.875% due 05/15/2006 (a)                               4,000,000           4,326,880
                                                                         ------------
                                                                           46,066,537
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $52,436,529)                                                       $53,560,447
                                                                          -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.83%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.70%
5.125% due 02/13/2004                                  $6,500,000          $6,402,500
5.25% due 01/15/2009                                    3,000,000           2,864,520
6.00% due 05/15/2008 - 05/01/2029                      11,592,522          11,455,259
6.25% due 05/15/2029                                    6,500,000           6,529,445


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
6.50% due 06/01/2014 - 07/01/2029                     $15,176,042         $15,001,181
7.50% due 10/01/2010 - 12/01/2030                       3,672,162           3,737,718
                                                                          -----------
                                                                           45,990,623
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.13%
6.00% due 05/15/2029 - 06/15/2029                       4,253,729           4,127,436
6.50% due 01/15/2029 - 07/15/2029                      16,601,037          16,414,275
7.00% due 04/15/2029 - 10/15/2029                       3,400,026           3,414,884
8.00% due 10/15/2026 - 04/15/2030                       9,890,939          10,152,504
                                                                          -----------
                                                                           34,109,099

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $78,565,987)                                                       $80,099,722
                                                                          -----------

CORPORATE BONDS - 22.39%
AUTO SERVICES - 0.29%
Hertz Corp.,
   7.625% due 08/15/2007                                  750,000             757,635
                                                                          -----------
BANKING - 1.06%
Bank of America,
   7.875% due 05/16/2005                                  750,000             791,302
Bank One Corp.,
   5.625% due 02/17/2004                                  750,000             729,293
Capital One Bank,
   8.25% due 06/15/2005                                   750,000             760,823
Capital One Financial Corp.,
   7.25% due 05/01/2006                                   500,000             464,805
                                                                          -----------
                                                                            2,746,223
BROADCASTING - 2.71%
Acme Television/Finance, Series B,
    Step up to 10.875% due 09/30/2004                     500,000             432,500
CBS, Inc.,
   7.15% due 05/20/2005                                 1,250,000           1,269,200
Charter Communication Holdings LLC,
   8.25% due 04/01/2007                                 1,000,000             910,000
    Step up to 11.75% due 01/15/2010                    1,300,000             747,500
Clear Channel Communications,
   7.65% due 09/15/2010                                 1,000,000           1,009,210
Cox Radio, Inc.,
   6.375% due 05/15/2005                                1,000,000             988,210
Fox/Liberty Networks LLC,
   8.875% due 08/15/2007                                  750,000             763,125
Radio One, Inc., Series B,
   12.00% due 05/15/2004                                  125,000             127,500
Viacom, Inc.,
   7.70% due 07/30/2010                                   750,000             785,482
                                                                          -----------
                                                                            7,032,727
BUSINESS SERVICES - 0.28%
Williams Holdings, Inc.,
   6.50% due 12/01/2008                                   750,000             726,930
                                                                          -----------
COMPUTERS & BUSINESS EQUIPMENT - 0.15%
Zilog, Inc.,
   9.50% due 03/01/2005                                   700,000             385,000
                                                                          -----------
CONSTRUCTION & MINING EQUIPMENT - 0.38%
McDermott, Inc.,
   9.375% due 03/15/2002                                1,125,000             990,000
                                                                          -----------
DOMESTIC OIL - 0.02%
Clark Refining & Marketing, Inc.,
   8.375% due 11/15/2007                                  $75,000             $56,250
                                                                          -----------
ELECTRIC UTILITIES - 1.32%
Coastal Corp.,
   6.50% due 06/01/2008                                 1,250,000           1,227,675
Michigan Consolidated Gas Company,
   6.45%, VR due 06/30/2008                               750,000             727,067
USA Waste Services, Inc.,
   6.50% due 12/15/2002                                   750,000             735,465
Waste Management, Inc.,
   6.625% due 07/15/2002                                  750,000             741,038
                                                                          -----------
                                                                            3,431,245
FINANCIAL SERVICES - 5.33%
Associates Corp. of North America,
   5.75% due 11/01/2003                                 2,000,000           1,975,320
Boeing Capital Corp.,
   7.10% due 09/27/2005                                   750,000             782,317
Citigroup, Inc.,
   7.25% due 10/01/2010                                   750,000             775,718
Conseco, Inc.,
   8.75% due 02/09/2004                                   750,000             547,500
Ford Motor Credit Company,
   5.80% due 01/12/2009                                 2,000,000           1,802,080
   7.375% due 10/28/2009                                1,000,000             997,480
Goldman Sachs Group, Inc.,
   7.625% due 08/17/2005                                  750,000             781,995
Household Finance Corp.,
    6.40% due 06/17/2008                                3,000,000           2,861,010
    7.20% due 07/15/2006                                  750,000             765,097
NiSource Finance Corp.,
   7.50% due 11/15/2003                                   750,000             760,965
   7.875% due 11/15/2010                                1,000,000           1,045,960
Triton Aviation Finance,
   FRN, 7.48% due 05/15/2005                              750,000             750,225
                                                                          -----------
                                                                           13,845,667
FOOD & BEVERAGES - 1.85%
ConAgra, Inc.,
   7.50% due 09/15/2005                                   500,000             523,275
   7.875% due 09/15/2010                                  750,000             809,730
Kroger Company,
   8.05% due 02/01/2010                                   750,000             796,388
Nabisco, Inc.,
   7.55% due 06/15/2015                                $2,750,000          $2,664,997
                                                                          -----------
                                                                            4,794,390

HOTELS & RESTAURANTS - 0.30%
MGM Mirage, Inc.,
   8.50% due 09/15/2010                                   750,000             770,145
                                                                          -----------
HOUSEHOLD APPLIANCES - 0.29%
Philips Electronics NV,
   7.20% due 06/01/2026                                   750,000             748,410
                                                                          -----------
HOUSEHOLD PRODUCTS - 0.37%
Salton, Inc.,
   10.75% due 12/15/2005                                1,000,000             970,000
                                                                          -----------
LEISURE TIME - 0.24%
Hasbro, Inc.,
   8.50% due 03/15/2006                                   750,000             613,152
                                                                          -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
MINING - 0.12%
Freeport McMoran Copper & Gold,
   7.20% due 11/15/2026                                  $500,000            $325,000
                                                                          -----------
PAPER - 0.25%
Fort James Corp.,
   6.875% due 09/15/2007                                  750,000             661,538
                                                                          -----------
PUBLISHING - 1.18%
Time Warner, Inc.,
   7.25% due 10/15/2017                                 2,000,000           1,980,380
   8.18% due 08/15/2007                                 1,000,000           1,078,660
                                                                          -----------
                                                                            3,059,040
RETAIL TRADE - 0.22%
Dillards, Inc.,
   6.43% due 08/01/2004                                   750,000             584,625
                                                                          -----------
SANITARY SERVICES - 0.66%
WMX Technologies, Inc.,
   6.375% due 12/01/2003                                  750,000             726,338
   6.70% due 05/01/2001                                   250,000             249,375
   7.10% due 08/01/2026                                   750,000             741,622
                                                                          -----------
                                                                            1,717,335
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.21%
Dobson Communications Corp.,
   10.875% due 07/01/2010                               1,250,000           1,231,250
Nextel Communications, Inc.,
   12.00% due 11/01/2008                                2,250,000           2,362,500
Nextel International, Inc.,
   12.75% due 08/01/2010                                  375,000             300,000
Nextel Partners, Inc.,
   11.00% due 03/15/2010                                  625,000             598,438
    Series 144, 11.00% due 03/15/2010                     750,000             718,125
Omnipoint Corp.,
   11.50% due 09/15/2009                                  250,000             272,500
Spectrasite Holdings, Inc.,
   Step up to 11.25% due 04/15/2009                       500,000             260,000
                                                                          -----------
                                                                            5,742,813
TELEPHONE - 3.16%
Centurytel, Inc., Series H,
   8.375% due 10/15/2010                                  750,000             770,640
Crown Castle International Corp.,
   10.75% due 08/01/2011                                  750,000             768,750
   Step up to 10.375% due 05/15/2011                    1,500,000           1,005,000
Liberty Media Corp.,
   7.875% due 07/15/2009                                1,750,000           1,724,730
SBA Communications Corp.,
   Step up to 12.00% due 03/01/2008                       300,000             231,000
Vodafone Group PLC,
   7.625% due 02/15/2005                                2,250,000           2,316,944
Voicestream Wireless Corp.,
   10.375% due 11/15/2009                               1,292,827           1,393,021
                                                                          -----------
                                                                            8,210,085
TOTAL CORPORATE BONDS
(Cost: $58,891,746)                                                       $58,168,210
                                                                          -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.16%
Bombardier Capital Mortgage Securities
   Corp., Series 2000-A, Class A2,
   7.575% due 06/15/2030                                  750,000             770,003
DLJ Mortgage Acceptance Corp., Series
   1995-CF2, Class A1B,
   6.85% due 12/17/2027                                   750,000             764,544
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3,
   6.869% due 08/15/2007                                  750,000             768,220
Green Tree Financial Corp., Series 1997-6,
   Class A7, 7.14% due 01/15/2029                         750,000             752,813
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1, 6.861% due
   06/15/2021                                           1,255,272           1,264,415
   Series 1997-C1, Class A2, 7.12% due
   06/18/2029                                             750,000             778,309
Residential Funding Mortgage Securities
   II, Series 2000-HI5, Class AI4, 6.94%
   due 12/25/2014                                         500,000             504,922
                                                                          -----------
                                                                            5,603,226

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,416,156)                                                         $5,603,226
                                                                          -----------

ASSET BACKED SECURITIES - 2.68%
Citibank Credit Card Master Trust I,
   Series 1999-1, Class A, 5.50% due
   02/15/2006                                             750,000             740,153
EQCC Home Equity Loan Trust,
   Series 1999-3, Class A3F, 7.067% due
   11/25/2024                                             750,000             758,610
Government Lease Trust, Series
   1999-GSA1, Class A2, 6.18% due
   05/18/2005                                           2,000,000           2,003,847
Pegasus Aviation Lease Securitization,
   Series 2000-1, Class A2, 8.37% due
   03/25/2030                                             750,000             755,156
Sears Credit Account Master Trust,
   Series 1998-2, Class A, 5.25% due
   10/16/2008                                           2,000,000           1,961,861
   Series 1999-1, Class A, 5.65% due
   03/15/2009                                             750,000             745,777
                                                                          -----------
                                                                            6,965,404
TOTAL ASSET BACKED SECURITIES
(Cost: $6,910,540)                                                         $6,965,404
                                                                           ----------

SHORT TERM INVESTMENTS - 18.93%
Navigator Securities Lending Trust, 6.47%             $49,180,493         $49,180,493
                                                                          -----------
REPURCHASE AGREEMENTS - 2.40%
Repurchase Agreement with State Street Bank
   & Trust Company, dated 12/29/2000 at
   5.50%, to be repurchased at $6,239,953
   on 01/02/2001, collateralized by
   $36,235,000 U.S. Treasury Notes, 6.625%
   due 05/31/2002 (valued at $6,367,494,
   including interest) ***                             $6,239,000          $6,239,000
                                                                          -----------
TOTAL INVESTMENTS   (DIVERSIFIED BOND TRUST)  (Cost:
$257,640,451)                                                            $259,816,502
                                                                         ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES TRUST

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                          ------              -----
U.S. TREASURY OBLIGATIONS - 12.11%
U.S. TREASURY BONDS - 1.09%
5.25% due 11/15/2028 ***                               $2,000,000          $1,914,380
6.375% due 08/15/2027 ***                               2,100,000           2,325,750
6.625% due 02/15/2027 ***                                 500,000             571,095
                                                                          -----------
                                                                            4,811,225

U.S. TREASURY NOTES - 11.02%
5.25% due 05/31/2001 ***                                1,500,000           1,496,490
5.75% due 11/15/2005                                   12,000,000          12,391,920
5.875% due 11/15/2004                                  16,000,000          16,417,440
6.50% due 02/15/2010                                    6,500,000           7,111,390
6.75% due 05/15/2005                                   10,500,000          11,185,755
                                                                          -----------
                                                                           48,602,995


TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $51,701,304)                                                       $53,414,220
                                                                          -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.52%
FEDERAL HOME LOAN BANK - 1.88%
5.80% due 09/02/2008 ***                                8,350,000           8,271,677
                                                                          -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 20.77%
6.00% due 10/01/2010 ***                               10,549,931          10,236,026
6.00% TBA ***                                          21,800,000          21,118,750
6.50% due 07/01/2006 - 12/01/2010 ***                   2,001,843           2,014,313
7.00% due 12/01/2004 ***                               18,420,830          18,646,341
7.00% TBA ***                                          31,000,000          31,067,580
7.50% due 05/01/2007                                    1,508,752           1,539,003
8.25% due 07/01/2006                                       56,270              57,382
9.00% due 10/01/2017 - 11/01/2020 ***                   3,320,923           3,440,741
9.50% due 08/01/2020                                      919,465             964,859
10.00% due 05/01/2005                                     153,309             157,357
10.50% due 06/01/2020 ***                               1,861,239           2,038,633
11.75% due 10/01/2009 - 12/01/2013                         75,409              83,586
12.00% due 07/01/2020                                     255,081             287,203
                                                                          -----------
                                                                           91,651,774

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.59%
7.368% due 01/17/2013                                   2,880,516           3,057,687
6.00% due 12/01/2028                                    6,987,476           6,771,284
6.50% due 12/01/2003 - 06/01/2029 ***                  21,124,820          20,866,003
6.527% due 05/25/2030 ***                               9,500,000           9,445,520
7.00% due 07/01/2022 - 01/01/2030                      30,118,921          30,180,054
8.00% due 08/01/2004 - 10/01/2024                           4,738               4,819
8.25% due 09/01/2008                                      105,011             107,054
8.50% due 02/01/2009                                       23,121              23,683
8.75% due 08/01/2009 - 10/01/2011                         985,473           1,012,408
9.00% due 05/01/2021 - 05/01/2027                         449,996             471,008
10.00% due 04/01/2016 - 09/01/2020                      4,402,685           4,679,232
10.50% due 03/01/2016                                          78                  78
11.50% due 09/01/2013 - 09/01/2019                        771,494             852,192
11.75% due 12/01/2015                                      55,574              63,025
12.00% due 01/01/2013 - 04/01/2016                      2,092,376           2,357,249
12.50% due 01/01/2013 - 09/01/2015                      1,251,381           1,415,042
13.00% due 11/01/2015                                     741,212             861,192
13.50% due 11/01/2014                                     335,898             393,360
REMIC due 01/17/2003                                      982,431             983,558
REMIC due 12/28/2028 ***                                7,495,972           7,609,303
6.00% TBA **                                            3,200,000           3,097,984
7.00% TBA **                                           14,000,000          14,021,840
7.50% TBA **                                           26,000,000          26,381,680
8.00% TBA **                                           13,240,000          13,566,763
                                                                          -----------
                                                                          148,222,018

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.28%
7.50% due 02/15/2007 - 12/15/2027                      13,299,989          13,534,756
8.00% due 10/15/2005                                        5,388               5,509
9.00% due 12/20/2019                                    5,015,191           5,229,403
9.50% due 09/15/2020                                       83,728              88,804
11.00% due 09/15/2015                                       9,567              10,640
                                                                          -----------
                                                                           18,869,112

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $263,994,544)                                                     $267,014,581
                                                                         ------------

SHORT TERM INVESTMENTS - 19.21%
Chevron Phillips Chemical Company LLC, 7.65%
   due 01/11/2001                                     $10,000,000          $9,978,750
Conagra Inc.
   7.55% due 01/11/2001                                15,000,000          14,968,542
Houston Industries Finance
   7.65% due 01/16/2001                                15,000,000          14,952,187
Public Service Electric & Gas Company,
   7.60% due 01/16/2001                                15,000,000          14,952,500
Solutia Inc.
   7.80% due 01/11/2001                                15,000,000          14,967,500
Sprint Capital Corp.
   7.60% due 01/16/2001                                15,000,000          14,952,500
                                                                          -----------
                                                                          $84,771,979

REPURCHASE AGREEMENTS - 8.16%
Repurchase Agreement with State Street Bank &
   Trust Company, dated 12/29/2000 at 5.95%, to
   be repurchased at $18,004,975 on 01/02/2001,
   collateralized by $15,055,000 U.S. Treasury
   Bonds, 7.500% due 11/15/2016 (valued at
   $18,365,549, including interest).***               $18,002,000         $18,002,000

Repurchase Agreement with SBC Warburg, dated
   12/29/2000 at 5.95%, to be repurchased at
   $18,013,901 on 01/02/2001, collateralized
   by $17,656,000 U.S. Treasury Notes, 5.50%
   due 02/15/2008 (valued at $18,362,240,
   including interest).***                             18,002,000          18,002,000
                                                                          -----------
                                                                          $36,004,000

TOTAL INVESTMENTS   (U.S. GOVERNMENT
SECURITIES TRUST)
(Cost: $436,471,827)                                                     $441,204,780
                                                                         ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

MONEY MARKET TRUST

                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
U.S. TREASURY OBLIGATIONS - 17.34%
U.S. TREASURY BILLS - 17.34%
5.81% due 05/10/2001                                  $40,000,000         $39,167,233
5.98% due 01/04/2001                                   40,000,000          39,980,067
6.12% due 01/18/2001                                   40,000,000          39,884,400
6.22% due 02/01/2001                                   40,000,000          39,785,755
                                                                         ------------
                                                                          158,817,455

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $158,817,455)                                                     $158,817,455
                                                                         ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.79%
FEDERAL HOME LOAN MORTGAGE CORP. - 14.76%
6.115% due 03/09/2001                                  20,000,000          19,772,386
6.16% due 03/15/2001                                   50,000,000          49,375,444
6.22% due 02/06/2001                                   10,000,000           9,937,800
6.44% due 01/11/2001                                   56,200,000          56,099,465
                                                                         ------------
                                                                          135,185,095
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.81%
6.20% due 02/12/2001                                   50,000,000          49,638,334
6.42% due 02/01/2001                                   26,977,000          26,827,862
6.44% due 01/04/2001 - 06/15/2001                      31,900,000          31,682,918
                                                                         ------------
                                                                          108,149,114
STUDENT LOAN MARKETING ASSOCIATION - 3.22%
6.304% due 02/21/2001                                  29,500,000          29,500,000
                                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $272,834,209)                                                     $272,834,209
                                                                         ------------

COMMERCIAL PAPER - 42.54%
APPAREL & TEXTILES - 1.08%
NIKE, Inc.,
   6.41% due 02/28/2001                               $10,000,000          $9,896,728
                                                                         ------------
CHEMICALS - 3.59%
E.I. Dupont De Nemours & Company,
    6.48% due 01/16/2001                               13,000,000          12,964,900
    6.50% due 01/16/2001                               20,000,000          19,945,833
                                                                         ------------
                                                                           32,910,733
COMPUTERS & BUSINESS EQUIPMENT - 2.18%
International Business Machines Corp.,
   6.53% due 01/10/2001                                20,000,000          19,967,350
                                                                         ------------
COSMETICS & TOILETRIES - 2.72%
Gillette Company,
   6.52% due 01/12/2001                                25,000,000          24,950,195
                                                                         ------------
DRUGS & HEALTH CARE - 3.71%
Merck & Company, Inc.,
    6.49% due 01/26/2001                               15,000,000          14,932,396
    6.54% due 01/19/2001                               19,135,000          19,072,428
                                                                         ------------
                                                                           34,004,824
ELECTRICAL EQUIPMENT - 2.71%
Hubbell Inc.,
   6.42% due 02/16/2001                                25,000,000          24,794,917
                                                                         ------------

FINANCIAL SERVICES - 13.39%
General Electric Capital Corp.,
    6.53% due 01/18/2001 - 01/19/2001                  13,100,000          13,058,444
Goldman Sachs Group LP,
    6.52% due 01/18/2001                               15,000,000          14,953,817
    6.54% due 01/12/2001                               15,000,000          14,970,025
JP Morgan & Company Inc.,
    6.52% due 02/05/2001                               15,000,000          14,904,917
    6.56% due 01/29/2001                               15,000,000          14,923,466
Paccar Financial Corp.,
    6.50% due 01/16/2001 - 02/02/2001                  30,000,000          29,857,361
UBS Finance Inc.,
    6.53% due 01/18/2001                               20,000,000          19,938,328
                                                                         ------------
                                                                          122,606,358
FOOD & BEVERAGES - 2.72%
H.J. Heinz Company,
    6.45% due 02/01/2001                               25,000,000          24,861,146
                                                                         ------------
PLASTICS - 3.91%
Bemis Company, Inc.,
    6.54% due 01/12/2001                               20,300,000          20,259,434
    6.60% due 01/12/2001                               15,580,000          15,548,580
                                                                         ------------
                                                                           35,808,014
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 6.53%
American Telephone & Telegraph Company,
    6.52% due 01/22/2001                               25,000,000          24,904,917
BellSouth Capital Funding Corp.,
    6.50% due 01/12/2001                               15,000,000          14,970,208
    6.51% due 01/23/2001                               20,000,000          19,920,433
                                                                         ------------
                                                                           59,795,558
TOTAL COMMERCIAL PAPER
(Cost: $389,595,823)                                                     $389,595,823
                                                                         ------------

REPURCHASE AGREEMENTS - 10.33%
Repurchase Agreement with State Street Bank
   & Trust Company, dated 12/29/2000 at
   5.50%, to be repurchased at $45,663,483
   on 01/02/2001, collateralized by $30,145,000
   U.S. Treasury Bonds, 13.250% due 05/15/2014
   (valued at $46,574,025, including interest)        $94,656,000         $94,656,000
                                                                         ------------
TOTAL INVESTMENTS (MONEY MARKET TRUST) (Cost:
$915,903,487)                                                            $915,903,487
                                                                         ============

SMALL CAP INDEX TRUST

                                                            SHARES              VALUE
                                                            ------              -----
COMMON STOCKS - 45.76%
ADVERTISING - 0.04%
Grey Global Group, Inc.                                        14              $9,100
HA-LO Industries, Inc. *                                    1,336               3,006
Ventiv Health, Inc. *                                         360               4,522
                                                                              -------
                                                                               16,628
AEROSPACE - 0.27%
AAR Corp.                                                     567               7,158
Aeroflex, Inc. *                                            1,148              33,095
Curtiss Wright Corp.                                          103               4,790
Esterline Technologies Corp. *                                366               9,608
GenCorp, Inc.                                                 712               6,853


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                            ------              -----
AEROSPACE - CONTINUED
Heico Corp.                                                   202              $3,156
Moog, Inc. *                                                  166               4,814
Orbital Sciences Corp. *                                      834               3,440
Primex Technologies, Inc.                                     205               6,534
REMEC, Inc. *                                                 766               7,373
Teledyne Technologies, Inc. *                                 626              14,789
Viasat, Inc. *                                                346               4,541
                                                                              -------
                                                                              106,151
AGRICULTURE - 0.09%
Agribrands International, Inc. *                              212              11,342
Cadiz, Inc. *                                                 801               7,159
Delta and Pine Land Company                                   790              16,541
                                                                              -------
                                                                               35,042
AIR TRAVEL - 0.26%
Airtran Holdings, Inc. *                                    1,271               9,215
Alaska Air Group                                              501              14,905
America West Holding Corp., Class B *                         705               9,033
Atlantic Coast Airlines Holdings, Inc. * (a)                  344              14,061
Atlas Air, Inc. *                                             316              10,309
Frontier Airlines, Inc. 8                                     372              11,509
Mesa Air Group, Inc. *                                        784               5,488
Skywest, Inc.                                                 964              27,715
                                                                              -------
                                                                              102,235
APPAREL & TEXTILES - 0.70%
Brown Shoe, Inc.                                              411               5,343
Cole Kenneth Productions, Inc. *                              150               6,038
Collins & Aikman Corp. *                                    1,464               6,131
Columbia Sportswear Company * (a)                             130               6,467
G & K Services, Class A                                       428              12,037
Interface, Inc., Class A                                      952               8,270
Kellwood Company                                              493              10,415
Mohawk Industries, Inc. *                                     836              22,885
Nautica Enterprises, Inc. *                                   588               8,958
Oneida, Ltd.                                                  330               6,126
Oshkosh B'Gosh, Inc.                                          255               4,718
Pacific Sunwear of California *                               654              16,759
Phillips Van Heusen Corp.                                     455               5,915
Polo Ralph Lauren Corp. * (a)                               1,098              24,499
Quiksilver, Inc. * (a)                                        461               8,932
Reebok International, Ltd. *                                  906              24,770
Russell Corp.                                                 563               8,691
Skechers United States of America, Inc. *                     306               4,743
Springs Industries, Inc.                                      273               8,855
Stride Rite Corp.                                             965               6,755
Timberland Company, Class A *                                 354              23,674
Unifi, Inc. *                                               1,129              10,090
Vans, Inc. *                                                  287               4,861
Warnaco Group, Inc., Class A                                1,295               2,185
Wellman, Inc.                                                 662               9,351
Wolverine World Wide, Inc.                                    864              13,176
                                                                              -------
                                                                              270,644
AUTO PARTS - 0.25%
Arvinmeritor, Inc.                                          1,444              16,425
Borg-Warner Automotive, Inc. (a)                              493              19,720
Copart, Inc. *                                                763              16,405
Delco Remy International, Inc. *                              587               5,063
Exide Corp.                                                   440               3,355
Hayes Lemmerz International, Inc. * (a)                       406               2,715
Modine Manufacturing Company                                  464               9,628
Sauer, Inc.                                                   445               4,172
Superior Industries International, Inc.                       386              12,183
Tower Automotive, Inc. * (a)                                  855               7,695
                                                                              -------
                                                                               97,361
AUTO SERVICES - 0.16%
Avis Rental A Car, Inc. *                                     446             $14,523
Dollar Thrifty Automotive Group *                             503               9,431
Midas, Inc.                                                   358               4,274
Pennzoil-Quaker State Company                               1,664              21,424
Sonic Automatic, Inc. *                                       461               3,169
United Rentals, Inc. * (a)                                    665               8,936
                                                                              -------
                                                                               61,757
AUTOMOBILES - 0.28%
Federal Signal Corp.                                          931              18,271
Lear Corp. *                                                1,314              32,603
Monaco Coach Corp. *                                          350               6,191
O'Reilly Automotive, Inc. *                                   740              19,795
Polaris Industries, Inc.                                      493              19,597
Tenneco Automotive, Inc.                                      934               2,802
Wabash National Corp. (a)                                     538               4,640
Winnebago Industries, Inc.                                    341               5,989
                                                                              -------
                                                                              109,888
BANKING - 3.58%
1St Source Corp.                                              271               4,946
American Financial Holdings, Inc.                             608              12,540
Anchor Bancorp Wisconsin, Inc.                                538               8,608
Area Bancshares Corp.                                         348               5,742
Astoria Financial Corp. (a)                                   913              49,587
Bancorpsouth, Inc.                                          1,744              21,255
Bank Granite Corp.                                            293               6,812
Bank United Corp., Class A                                    650              44,322
Bay View Capital Corp.                                        648               4,050
Capitol Federal Financial                                     668              11,189
Century South Bank, Inc.                                      275               9,264
Chemical Financial Corp.                                      338               7,901
Chittenden Corp.                                              557              16,884
Citizens Banking Corp.                                        967              28,103
CityBank                                                      222               4,745
Colonial Bancgroup, Inc.                                    2,021              21,726
Commerce Bancorp, Inc.                                        627              42,871
Commercial Federal Corp.                                    1,122              21,809
Community First Bankshares, Inc.                            1,045              19,724
Corus Bankshares, Inc.                                        197               9,748
Cullen Frost Bankers, Inc. (a)                              1,045              43,694
CVB Financial Corp.                                           410               6,970
Dime Community Bancorp, Inc.                                  287               7,247
Doral Financial Corp.                                         684              16,544
East West Bancorp, Inc. (a)                                   475              11,845
F & M Bancorp                                                 295               6,084
F & M National Corp. (a)                                      524              13,689
F.N.B. Corp.                                                  497              10,437
FirstBank Puerto Rico                                         444              10,490
First Citizens Bancshares, Inc.                               124              10,013
First Commonwealth Financial Corp.                          1,245              12,450
First Financial Bancorp                                       746              12,682
First Financial Bankshares, Inc.                              248               7,797
First Financial Corp.                                         193               6,164
First Financial Holdings, Inc.                                367               7,225
First Indiana Corp.                                           243               5,711
First Merchants Corp.                                         306               6,942
First Midwest Bancorp, Inc.                                   840              24,150
First Sentinel Bancorp, Inc.                                  817               9,396
Firstfed Financial Corp. *                                    366              11,826
Frontier Financial Corp.                                      350               8,772
GBC Bancorp                                                   230               8,826
Gold Banc Corp., Inc.                                         769               3,605
Greater Bay Bancorp                                           811              33,251
Hancock Holding Company                                       221               8,453
Harleysville National Corp.                                   238               8,256


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                            ------              -----
BANKING - CONTINUED
Hudson United Bancorp                                       1,090             $22,822
Imperial Bancorp * (a)                                        747              19,609
Independence Community Bank Corp.                           1,343              21,404
Independent Bank Corp. of Massachusetts                       341               4,263
Integra Bank Corp.                                            379               9,688
Investors Financial Services Corp.                            605              52,030
MAF Bancorp, Inc.                                             494              14,048
Merchants New York Bancorp, Inc.                              422              10,576
Mid America Bancorp                                           233               5,301
Mid State Bancshares                                          265               9,408
National Penn Bancshares, Inc.                                428               8,640
Nbt Bancorp, Inc.                                             535               7,824
Net.B@nk, Inc. *                                              529               3,472
New York Community Bancorp, Inc.                              349              12,826
Oceanfirst Financial Corp.                                    298               7,338
Ocwen Financial Corp. *                                       830               5,291
Omega Financial Corp.                                         229               6,183
Pacific Capital Bancorp                                       520              14,625
Pacific Northwest Bancorp                                     421               5,815
Park National Corp.                                           191              17,130
People's Bank Corp.                                           561              14,516
PFF Bancorp, Inc.                                             290               6,054
Premier National Bancorp, Inc.                                356               7,409
Promistar Financial Corp.                                     453               7,878
Provident Bankshares Corp.                                    604              12,609
Provident Financial Group, Inc. (a)                           444              16,650
Republic Bancorp, Inc.                                      1,103              11,926
Republic Security Financial Corp.                           1,103               7,962
Riggs National Corp.                                          457               6,369
Roslyn Bancorp, Inc.                                        1,315              35,916
S & T Bancorp, Inc.                                           585              12,651
Sandy Spring Bancorp, Inc.                                    258               5,870
Silicon Valley Bancshares *                                   853              29,482
Sky Financial Group, Inc.                                   1,750              29,312
South Financial Group, Inc.                                   927              12,283
Southwest Bancorporation of Texas, Inc. * (a)                 578              24,818
Staten Islands Bancorp, Inc.                                  761              16,266
Susquehanna Bancshares, Inc.                                  840              13,860
Texas Regional Bancshares, Inc., Class A                      353              11,476
The Trust Company of New Jersey                               418               5,251
TrustCo Bank Corp. of NY                                    1,287              15,685
Trustmark Corp.                                             1,243              26,103
UCBH Holdings, Inc. (a)                                       209               9,745
United Bankshares, Inc.                                       719              15,279
United Community Financial Corp.                              824               5,717
United National Bancorp                                       396               7,598
W Holding Company, Inc.                                       634               7,370
Washington Federal, Inc.                                    1,047              29,774
Wesbanco, Inc.                                                427              10,035
Westamerica Bancorporation (a)                                746              32,078
Whitney Holding Corp.                                         468              16,994
                                                                           ----------
                                                                            1,387,574
BROADCASTING - 0.42%
Acme Communications, Inc. *                                   269               2,455
ACTV, Inc. *                                                  702               2,983
Citadel Communications Corp. * (a)                            783               9,396
Crown Media Holdings, Inc., Class A * (a)                     246               4,997
Cumulus Media, Inc., Class A *                                831               3,012
Insight Communications, Inc., Class A *                       832              19,552
Lodgenet Entertainment Corp. *                                281               4,953
Mediacom Communications Corp., Class A * (a)                  429               7,373
Motient Corp. * (a)                                           742               2,968
Paxson Communications Corp. *                                 731               8,726
Proxim, Inc. *                                                514              22,102
Salem Communications Corp., Class A * (a)                     545               8,141
Sinclair Broadcast Group, Inc., Class A *                     983               9,861
Sirius Satellite Radio, Inc. * (a)                            703              21,046
Spanish Broadcasting Systems, Inc., Class A *                 691               3,455
TiVo, Inc. *                                                  340               1,828
United Television, Inc.                                        87              10,092
Wink Communications, Inc. * (a)                               481               2,886
World Wrestling Federation
   Entertainment, Inc., Class A *                             284               4,544
XM Satellite Radio Holdings, Inc., Class A * (a)              263               4,224
Young Broadcasting, Inc., Class A *                           266               8,907
                                                                           ----------
                                                                              163,501
BUILDING MATERIALS & CONSTRUCTION - 0.24%
Elcor Chemical Corp.                                          421               7,104
EMCOR Group, Inc. *                                           212               5,406
Haemonetics Corp. *                                           519              16,024
Harsco Corp.                                                  827              20,417
Hughes Supply, Inc.                                           491               8,808
Lennox International, Inc.                                    832               6,448
NCI Building Systems, Inc. *                                  386               7,262
Nortek, Inc. *                                                215               5,093
R.P.M., Inc.                                                2,105              18,024
                                                                           ----------
                                                                               94,586
BUSINESS SERVICES - 2.48%
ABM Industries, Inc.                                          345              10,566
ACNielson Corp. *                                           1,104              40,020
Administaff, Inc. *                                           371              10,091
Advanced Marketing Services, Inc.                             188               3,267
ADVO, Inc. *                                                  361              16,019
Allscripts, Inc. *                                            402               3,756
Amerco *                                                      192               3,768
Answerthink Consulting Group * (a)                            710               2,574
Apropos Technology, Inc. *                                  1,093               3,826
Armor Holdings, Inc. * (a)                                    371               6,469
Banta Corp.                                                   518              13,168
Barra, Inc. *                                                 342              16,117
Billing Concepts Corp. *                                    1,076               2,152
Black Box Corp. *                                             384              18,552
Bowne & Company, Inc.                                         791               8,355
Bright Horizons Family Solutions *                            257               6,714
Brio Technology, Inc. * (a)                                   304               1,283
Career Education Corp. * (a)                                  377              14,750
CCC Information Services Group, Inc. *                        528               3,300
CEC Entertainment, Inc. *                                     547              18,666
Central Garden & Pet Company *                                357               2,454
Central Parking Corp. (a)                                     263               5,260
Clarus Corp. * (a)                                            337               2,359
Coinstar, Inc. *                                              452               6,893
Compucredit Corp. * (a)                                       250               4,531
Computer Horizons Corp. *                                     729               1,777
Corporate Executive Board Company *                           392              15,588
Costar Group, Inc. *                                          257               6,072
Cuno, Inc. *                                                  343               9,197
Diamondcluster International, Inc. * (a)                      426              12,993
Digimarc Corp. *(a)                                           185               3,053
Eclipsys Corp. *                                              757              18,546
Edison Schools, Inc. * (a)                                    303               9,544
Electro Rent Corp. *                                          334               4,718
Encompass Services Corp. *                                  1,366               6,915
F Y I, Inc. *                                                 269               9,919
FactSet Research Systems, Inc.                                419              15,532
First Consulting Group *                                      459               2,180
Forrester Research, Inc. *                                    232              11,614


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                            ------              -----
BUSINESS SERVICES - CONTINUED
Gartner Group, Inc., Class A *                              1,512             $10,433
GTECH Holdings Corp. * (a)                                    687              14,126
Hall Kinion & Associates, Inc. *                              192               3,864
Heidrick & Struggles International, Inc. * (a)                394              16,573
HI/FN, Inc. *                                                 142               3,905
HNC Software, Inc. * (a)                                      664              19,712
Hollywood Media Corp. * (a)                                   388               1,504
Hooper Holmes, Inc.                                         1,348              14,909
Humana, Inc. *                                              3,192              48,678
Information Holdings, Inc. *                                  199               4,664
Insight Enterprises, Inc. * (a)                               661              11,857
Intelidata Technologies Corp. *                               842               2,184
Intervoice, Inc. *                                            694               5,032
ITT Educational Services, Inc. *                              297               6,534
Jacobs Engineering Group, Inc. *                              456              21,061
Jupiter Media Metrix, Inc. *                                  461               4,293
Kelly Services, Inc., Class A (a)                             353               8,340
Key3Media Group, Inc. * (a)                                   424               5,168
Kforce.com, Inc. *                                            838               2,566
Korn/Ferry International * (a)                                768              16,320
Kronos, Inc. * (a)                                            263               8,137
Labor Ready, Inc. *                                           819               2,713
Learning Tree International, Inc. *                           225              11,137
Legato Systems, Inc. *                                      1,795              13,350
Lightbridge, Inc. *                                           398               5,224
MedQuist, Inc. *                                              310               4,960
Memberworks, Inc. *                                           203               4,314
Modis Professional Services, Inc. *                         1,911               7,883
National Data Corp.                                           672              24,612
Navigant Consulting Company * (a)                             893               3,405
New England Business Service, Inc.                            301               5,493
Newpark Resources, Inc. * (a)                               1,435              13,722
Nextcard, Inc. *                                              732               5,856
Ogden Corp. *                                               1,012              15,559
On Assignment, Inc. *                                         450              12,825
Paxar Corp. *                                                 846               8,619
Penton Media, Inc.                                            436              11,717
Per Se Technologies, Inc. *                                   727               2,533
Pre- Paid Legal Services, Inc. *                              392               9,996
Probusiness Services, Inc. *                                  311               8,261
Professional Detailing, Inc. * (a)                             84               8,884
Profit Recovery Group International, Inc. * (a)               884               5,635
Prosoft Development, Inc. *                                   446               5,408
R.H. Donnelley Corp. * (a)                                    660              16,046
Rent-A-Center, Inc. *                                         347              11,971
Rollins, Inc.                                                 366               7,343
Seachange International, Inc. * (a)                           356               7,231
SITEL Corp. *                                               1,087               3,125
Sonicwall, Inc. *                                             487               7,914
Sothebys Holdings, Inc. * (a)                                 852              19,756
Spherion Corp. *                                            1,199              13,564
Startek, Inc. *                                               158               2,429
Surmodics, Inc. *                                             256               9,424
Sykes Enterprises, Inc. *                                     564               2,503
Systems & Computer Technology Corp. *                         692               8,520
TETRA Technologies, Inc. *                                    722              23,014
URS Corp. *                                                   310               4,553
Volt Information Sciences, Inc. *                             189               3,922
Wackenhut Corp. *                                             280               3,780
Wallace Computer Series, Inc.                                 778              13,226
Waste Connections, Inc. *                                     399              13,192
WebTrends Corp. *                                             271               7,842
World Access, Inc. *                                        1,584               3,812
Zomax Optical Media, Inc. *                                   620               2,829
                                                                           ----------
                                                                              960,520
CHEMICALS - 1.23%
Airgas, Inc. *                                              1,069               7,282
Albemarle Corp.                                               489              12,103
Amcol International Corp.                                     638               3,030
Cabot Microelectronics Corp. *                                484              25,138
Calgon Carbon Corp.                                           827               4,704
Cambrex Corp.                                                 512              23,168
Chemfirst, Inc.                                               346               7,634
Crompton Corp.                                              2,355              24,727
Cytec Industries, Inc. *                                      822              32,829
Ferro Corp.                                                   718              16,514
Georgia Gulf Corp.                                            665              11,346
Great Lakes Chemical Corp. (a)                                928              34,510
H.B. Fuller Company                                           282              11,126
Hexcel Corp. *                                                398               3,557
Lubrizol Corp.                                              1,083              27,887
MacDermid, Inc.                                               377               7,163
Martek Biosciences Corp. *                                    376               4,606
Millennium Chemicals, Inc.                                  1,328              24,070
Minerals Technologies, Inc.                                   420              14,359
Nl Industries, Inc.                                           427              10,355
Olin Corp.                                                    750              16,594
OM Group, Inc.                                                486              26,548
Omnova Solutions, Inc.                                        852               5,112
Polyone Corp.                                               2,015              11,838
Schulman, Inc.                                                668               7,682
Scotts Company, Class A *                                     320              11,820
Solutia, Inc.                                               2,112              25,344
Spartech Corp. (a)                                            339               6,971
Symyx Technologies, Inc. *                                    434              15,624
Uniroyal Technology *                                         334               2,087
Valence Technology, Inc. *                                    623               5,802
Valspar Corp. (a)                                             761              24,489
W. R. Grace & Company *                                     1,356               4,322
WD-40 Company                                                 329               6,395
                                                                           ----------
                                                                              476,736
CELLULAR COMMUNICATIONS - 0.00%
Goamerica, Inc. *                                             278               1,494
                                                                           ----------
COLLEGES & UNIVERSITIES - 0.02%
Corinthian Colleges, Inc.                                     180               6,829
                                                                           ----------
COMPUTERS & BUSINESS EQUIPMENT - 1.46%
3Dfx Interactive, Inc. *                                      819                 205
Act Manufacturing, Inc. * (a)                                 231               3,638
Actel Corp. * (a)                                             455              11,005
Adaptive Broadband Corp. *                                    817               5,004
ADE Corp. *                                                   222               3,913
Advanced Digital Information *                              1,068              24,564
Advanced Radio Telecom Corp. *                                759                 783
Allen Telecom, Inc. *                                         587              10,529
Applied Science & Technology, Inc. *                          243               2,916
Arguss Holdings, Inc. *                                       269               2,455
Aspen Technology, Inc. * (a)                                  609              20,249
Avant Corp. *                                                 817              14,961
Benchmark Electronics, Inc. *                                 392               8,844
Brooktrout, Inc. *                                            273               2,585
C Cube Microsystems, Inc. *                                   910              11,204
Celeritek, Inc. * (a)                                         242               9,226
Complete Busines Solutions, Inc. *                            526               5,424
Concurrent Computer Corp. *                                 1,115               5,993
Cylink Corp. *                                                565               1,218


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                            ------              -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Datastream Systems, Inc. *                                    361              $3,520
Davox Corp. *                                                 253               2,467
Entrada Networks, Inc. * (a)                                   54                  95
Extended Systems, Inc. *                                      160               1,870
FEI Company *                                                 297               6,757
FileNET Corp. *                                               706              19,238
FSI International, Inc. *                                     547               4,581
Gerber Scientific, Inc.                                       483               4,136
Helix Technology Corp.                                        462              10,936
Hutchinson Technology, Inc. *                                 527               7,246
Ibis Technology Corp. * (a)                                   183               3,523
Immersion Corp. *                                             299               2,247
Infocus Corp. * (a)                                           773              11,402
Integrated Circuit Systems, Inc. * (a)                        266               4,406
Intergraph Corp. *                                            973               5,838
Interlink Electrs *                                           194               2,461
International Fibercom, Inc. *                                578               2,854
Internet Pictures Corp. *                                   1,178               1,141
Iomega Corp. *                                              5,556              18,724
LCC International, Inc. *                                     243               2,643
Maxtor Corp. * (a)                                          1,323               7,401
Mechanical Technology, Inc. *                                 514               1,799
Mercury Computer Systems, Inc. *                              445              20,665
Metasolv Software, Inc. *                                     218               1,989
Micron Electronics, Inc. *                                    761               2,973
Natural Microsystems Corp. * (a)                              733               7,238
NetIQ Corp. * (a)                                             560              48,930
Netro Corp. * (a)                                             708               4,912
Network Peripherals, Inc. * (a)                               357               2,298
Nuance Communications * (a)                                   112               4,830
Osicom Technologies, Inc. *                                   219               3,518
Packeteer, Inc. * (a)                                         353               4,368
Pericom Semiconductor Corp. *                                 436               8,066
Perot Systems Corp. *                                       1,211              11,126
Pinnacle Systems, Inc. * (a)                                  963               7,102
QRS Corp. *                                                   317               4,062
Quantum Corp. *                                             1,595              12,760
Radiant Systems, Inc. *                                       346               7,093
Radisys Corp. *                                               304               7,866
Rainbow Technologies, Inc. *                                  432               6,831
Remedy Corp. *                                                549               9,093
Robotic Vision Systems, Inc. *                                791               2,175
SCM Microsystems, Inc. * (a)                                  276               9,108
Spectralink Corp. *                                           276               3,985
SPSS, Inc. * (a)                                              211               4,655
Standard Microsystems Corp. *                                 302               6,116
Storage Technology Corp. *                                  1,961              17,649
Structural Dynamics Research Corp. *                          769               7,690
Sun Microsystems, Inc. *                                      441              12,293
Symbol Technologies, Inc.                                     169               6,084
Tricord Systems, Inc. * (a)                                   368               3,059
Universal Display Corp. *                                     277               1,991
U.S. Wireless Corp. *                                        294               1,286
Verity, Inc. *                                                609              14,654
Visual Networks, Inc. *                                       765               2,486
Wave Systems Corp. *                                          967               4,352
Western Digital Corp. *                                     3,498               8,526
White Electronic Designs Corp. *                              339               2,193
Xircom, Inc. *                                                561               8,695
Xybernaut Corp. * (a)                                         762               1,286
                                                                           ----------
                                                                              564,004
CONSTRUCTION MATERIALS - 0.82%
Applied Industrial Technologies, Inc.                         433               8,904
Clarcor, Inc.                                                 521              10,778
Comfort Systems USA, Inc. *                                   749               1,592
Dal-Tile International, Inc. *                              1,142              16,202
Donaldson, Inc. *                                             807              22,445
Florida Rock Industries, Inc. (a)                             380              14,867
Forest City Enterprises, Inc.                                 329              12,897
Gasonics International Corp. *                                294               5,402
Granite Construction, Inc.                                    391              11,315
Griffon Corp. *                                               622               4,898
Insituform Technologies, Inc., Class A *                      385              15,352
JLG Industries, Inc.                                          843               8,957
Nordson Corp.                                                 564              14,382
Oshkosh Truck Corp., Class B                                  302              13,288
Precision Castparts Corp.                                     996              41,894
Regal Beloit Corp.                                            461               7,865
Roper Industries                                              628              20,763
Shaw Group, Inc. *                                            688              34,400
Simpson Manufacturing, Inc. *                                 173               8,823
SpeedFam-IPEC, Inc. *                                         557               3,377
Standex International Corp.                                   276               5,692
Terex Corp. * (a)                                             548               8,871
Trinity Industries, Inc.                                      768              19,200
Washington Group International, Inc. *                        690               5,649
                                                                           ----------
                                                                              317,813
CONSTRUCTION & MINING EQUIPMENT - 0.20%
Astec Industries, Inc. *                                      353               4,655
CDI Corp. *                                                   254               3,715
Dril-Quip, Inc. *                                             191               6,530
Foster Wheeler Corp.                                          908               4,767
Friede Goldman Halter, Inc. *                                 759               2,704
Gulf Islands Fabrication, Inc. *                              197               3,583
Horizon Offshore, Inc. *                                      201               3,970
Kaman Corp., Class A                                          484               8,168
Key Energy Services, Inc. *                                 1,957              20,426
Offshore Logistics, Inc. *                                    443               9,545
Parker Drilling Company *                                   1,573               7,963
                                                                           ----------
                                                                               76,026
CONTAINERS & GLASS - 0.31%
Ball Corp. (a)                                                600              27,638
Earthshell Corp. *                                            700                 897
Greif Brothers Corp., Class A                                 293               8,351
Longview Fibre Company                                      1,074              14,499
Mobile Mini, Inc. * (a)                                       215               4,945
Packaging Corp. America *                                     955              15,399
Pactiv Corp. *                                              3,468              42,916
West Pharmaceutical Services, Inc.                            239               5,870
                                                                           ----------
                                                                              120,515
COSMETICS & TOILETRIES - 0.12%
Alberto Culver Company, Class B                               734              31,424
Block Drug, Inc., Class A                                     197              10,380
NU Skin Enterprises, Inc., Class A * (a)                    1,006               5,344
                                                                           ----------
                                                                               47,148
CRUDE PETROLEUM & NATURAL GAS - 0.34%
Barrett Resources Corp. * (a)                                 587              33,349
Cabot Oil & Gas Corp., Class A                                547              17,060
Evergreen Resources *                                         303              11,703
Nuevo Energy Company *                                        333               5,765
Patterson Energy, Inc. *                                      685              25,516
Pioneer Natural Resources Company                           2,027              39,907
                                                                           ----------
                                                                              133,300
DOMESTIC OIL - 1.09%
Basin Exploration, Inc. *                                     289               7,370
Belco Oil & Gas Corp. *                                       377               4,689
Berry Petroleum Company                                       392               5,243
Chesapeake Energy Corp. *                                   2,470              25,009


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                            ------              -----
DOMESTIC OIL - CONTINUED
Comstock Resources, Inc. *                                    420              $6,195
Cross Timbers Oil Company (a)                               1,415              39,266
EEX Corp. * (a)                                               717               3,495
Forest Oil Corp. *                                            565              20,834
Freeport McMoran Copper & Gold, Inc.,
   Class B *                                                2,608              22,331
Frontier Oil Corp. * (a)                                      732               5,033
Grey Wolf, Inc. *                                           3,669              21,555
Houston Exploration Company *                                 183               6,977
HS Resources, Inc. *                                          337              14,280
Key Production, Inc. *                                        239               8,021
Maverick Tube Corp. * (a)                                     380               8,597
McMoran Exploration Company *                                 393               5,207
Midcoast Energy Resources, Inc.                               262               5,715
Mitchell Energy & Development Corp.,
   Class A                                                    407              24,929
Patina Oil & Gas Corp.                                        296               7,104
Pennaco Energy, Inc. * (a)                                    339               6,653
Plains Resources, Inc. *                                      359               7,584
Pogo Producing Company (a)                                    821              25,554
Prima Energy Corp. *                                          184               6,440
Spinnaker Exploration Company *                               189               8,033
St. Mary Land & Exploration Company                           574              19,121
Stone Energy Corp. * (a)                                      336              21,689
Swift Energy Company *                                        411              15,464
Syntroleum Corp. *                                            682              11,594
Tom Brown, Inc. *                                             592              19,462
Unit Corp. * (a)                                              661              12,518
Universal Compression Holdings * (a)                          173               6,520
Vintage Petroleum, Inc.                                       987              21,220
                                                                           ----------
                                                                              423,702
DRUGS & HEALTH CARE - 6.26%
Abiomed, Inc. *                                               306               7,420
Accredo Health, Inc. *                                        242              12,145
Advance Paradigm, Inc. *                                      529              24,069
Advanced Tissue Sciences, Inc. *                            1,265               3,835
Albany Molecular Research, Inc. *                             376              23,171
Alexion Pharmaceuticals, Inc. * (a)                           307              19,936
Alliance Pharmaceutical Corp. *                             1,048               9,039
Alpharma, Inc., Class A (a)                                   511              22,420
Ameripath, Inc. * (a)                                         450              11,250
AmeriSource Health Corp., Class A *                         1,048              52,924
Amylin Pharmaceuticals, Inc. *                              1,162               9,151
Aphton Corp. *                                                299               5,382
Apria Healthcare Group, Inc. *                                803              23,889
Aradigm Corp. *                                               379               5,543
Ariad Pharmaceuticals, Inc. *                                 510               2,423
Arrow International, Inc.                                     228               8,589
Arthrocare Corp. * (a)                                        408               7,956
ATS Medical, Inc. *                                           463               6,569
Avant Immunotherapeutics, Inc. * (a)                        1,020               7,012
Avigen, Inc. * (a)                                            300               6,225
Aviron * (a)                                                  389              25,990
Barr Laboratories, Inc. * (a)                                 412              30,050
Bergen Brunswig Corp., Class A                              2,749              43,517
Beverly Enterprises, Inc. *                                 2,089              17,104
Bindley Western Industries, Inc.                              514              21,363
Bio Rad Laboratories, Inc. *                                  185               5,883
Bio Technology General Corp. *                              1,126               7,952
Biocryst Pharmaceuticals, Inc. *                              298               1,974
Biomarin Pharmaceutical, Inc. *                               376               3,643
Biopure Corp. * (a)                                           283               5,660
Biosite Diagnostics, Inc. *                                   287              11,606
Bone Care International, Inc. * (a)                           157               2,718
Cardiodynamics International Corp. *                          666               2,289
Caremark Rx, Inc. * (a)                                     4,312              58,481
Carter Wallace, Inc.                                          418              13,951
Cell Genesys, Inc. * (a)                                      695              15,855
Cell Pathways, Inc. *                                         468               2,223
Cell Therapeutics, Inc. *                                     598              26,947
Cerus Corp. * (a)                                             204              15,351
Chemed Corp.                                                  202               6,792
Chromavision Medical Systems, Inc. *                          393               1,032
Closure Medical Corp. *                                       141               5,076
Coherent, Inc. *                                              552              17,940
Collateral Therapeutics *                                     157               2,777
Columbia Laboratories, Inc. *                                 555               2,393
Conmed Corp. *                                                326               5,583
Connetics Corp. * (a)                                         661               3,016
Cooper Company, Inc. (a)                                      293              11,683
Corixa Corp. * (a)                                            783              21,826
Corvel Corp. *                                                138               4,778
Covance, Inc. *                                             1,183              12,717
Coventry Helath Care, Inc. *                                1,204              32,132
Cryolife, Inc. *                                              315               9,529
Cubist Pharmaceuticals, Inc. *                                553              16,037
Curagen Corp. *                                               505              13,793
CV Therapeutics, Inc. * (a)                                   321              22,711
Cyberonics, Inc. *                                            341               7,928
Cygnus, Inc. * (a)                                            546               2,662
Cytogen Corp. *                                             1,577               3,696
Datascope Corp.                                               253               8,665
Davita, Inc. *                                              1,505              25,773
Diagnostic Products Corp.                                     232              12,673
Diametrics Medical, Inc. *                                    562               3,337
Digene Corp.                                                  223               9,965
Diversa Corp. *                                               159               2,852
Duane Reade, Inc. *                                           368              11,247
Dusa Pharmaceuticals, Inc. *                                  289               4,859
DVI, Inc. *                                                   233               3,976
Edwards Lifesciences Corp. *                                1,194              21,193
Emisphere Technologies, Inc. *                                303               7,575
Endocare, Inc. *                                              226               2,882
Entremed, Inc. * (a)                                          304               5,244
Enzo Biochem, Inc. * (a)                                      460              11,442
Enzon, Inc. *                                                 843              52,319
Exelixis, Inc. *(a)                                           200               2,925
Gene Logic, Inc. * (a)                                        529               9,720
Genome Therapeutics Corp. *                                   462               3,220
Genta, Inc. * (a)                                             389               3,112
Gentiva Health Services, Inc. *                               383               5,123
Genzyme Corp.-Biosurgery Division                             219               1,903
Genzyme Transgenics Corp. *                                   389               5,568
Geron Corp. *                                                 445               6,870
Guilford Pharmaceuticals, Inc. *                              488               8,784
Health Net, Inc. *                                          2,102              55,046
Henry Schein, Inc. * (a)                                      465              16,101
Herbalife International, Inc. (a)                             387               2,951
Hyseq, Inc. *                                                 205               2,947
I-STAT Corp. * (a)                                            347               9,174
IDEXX Laboratories, Inc. *                                    708              15,576
IDX Systems Corp. *                                           321               8,025
IGEN International *                                          225               2,770
ILEX Oncology, Inc. * (a)                                     513              13,498
Immune Response Corp. *                                       570               1,496
Immunogen, Inc. *                                             699              14,985
Immunomedics, Inc. *                                          654              14,061
Impath, Inc. *                                                320              21,280


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES             VALUE
                                                         ------             -----
DRUGS & HEALTH CARE - CONTINUED
INAMED Corp. *                                                267           $   5,457
Inhale Therapeutic Systems * (a)                              660              33,330
Intermune Pharmaceuticals, Inc. *                             151               6,738
Invacare Corp. (a)                                            486              16,645
Invitrogen Corp. *  (a)                                       706              60,981
Isis Pharmaceuticals, Inc. *                                  813               8,638
K V Pharmaceutical Company *                                  380               9,215
Kos Pharmaceuticals, Inc. *                                   215               3,789
Laboratory Corp. America Holdings *                           354              62,304
Lifepoint Hospitals, Inc. *                                   638              31,980
Ligand Pharmaceuticals, Inc. *                              1,103              15,442
Lincare Holdings, Inc. * (a)                                  826              47,134
Luminex Corp. *                                                96               2,502
Lynx Therapeutics, Inc. *                                     217               1,953
Manor Care, Inc. *                                          1,641              33,846
Matrix Pharmaceuticals *                                      542               9,282
Maxim Pharmaceuticals, Inc. * (a)                             466               2,971
Maximus, Inc. *                                               244               8,525
Maxygen, Inc. *                                               152               3,724
Medicis Pharmaceutical Corp., Class A *                       608              35,948
Mentor Corp.                                                  439               8,560
MGI Pharma, Inc. *                                            344               5,676
Microvision, Inc. Washington *                                251               4,392
Mid Atlantic Medical Services, Inc. *                         881              17,455
Mine Safety Appliances Company                                225               5,653
Miravant Medical Technologies *                               301               2,794
Molecular Devices Corp. *                                     328              22,447
Myriad Genetics, Inc. * (a)                                   396              32,769
NABI, Inc. *                                                  793               3,668
Nanogen, Inc. *                                               308               2,772
NBTY, Inc. *                                                1,187               5,638
NeoRx Corp. *                                                 491               2,578
Neose Technologies, Inc. *                                    234               7,722
Neurocrine Biosciences, Inc. *                                416              13,780
Neurogen Corp. *                                              289              10,151
Noven Pharmaceuticals, Inc. *                                 390              14,576
Novoste Corp. *                                               331               9,102
NPS Pharmaceuticals, Inc. *                                   413              19,824
Ocular Sciences, Inc. *                                       351               4,080
Omnicare, Inc.                                              1,872              40,482
Organogenesis, Inc. *                                         727               6,536
Orthodontic Centers America, Inc. *                           828              25,875
OSI Pharmaceuticals, Inc. * (a)                               476              38,139
Owens & Minor, Inc. (a)                                       685              12,159
Packard Bioscience Company *                                  265               3,081
Parexel International Corp. *                                 590               6,379
Perrigo Company *                                           1,300              10,766
Pharmaceutical Product Development, Inc. *                    383              19,030
Pharmacopeia, Inc. *                                          417               9,096
Pharmacyclics, Inc. * (a)                                     330              11,302
Polymedica Corp. * (a)                                        209               6,975
Praecis Pharmaceuticals, Inc. *                               172               5,031
Prime Hospitality Corp. *                                     913              10,614
Priority Healthcare Corp. *                                   463              18,896
Province Healthcare Company *                                 615              24,216
PSS World Med, Inc. *                                       1,546               7,730
Quorum Health Group, Inc. *                                 1,444              22,743
Regeneron Pharmaceuticals, Inc. *                             386              13,613
Rehabcare Group, Inc. *                                       259              13,306
Renal Care Group, Inc. *                                      933              25,585
ResMed, Inc. * (a)                                            631              25,161
Respironics, Inc. *                                           683              19,465
Ribozyme Pharmaceuticals, Inc. * (a)                          194               2,777
RLI Corp.                                                     173               7,731
Sangstat Medical Corp. *                                      365               4,334
SciClone Pharmaceuticals, Inc. * (a)                          686               2,744
Scott Technologies, Inc. *                                    271               6,064
Sequenom, Inc. *                                              114               1,596
Sicor, Inc. *                                                 902              13,023
Sonosight, Inc. * (a)                                         215               2,741
STAAR Surgical Company *                                      269               3,379
STERIS Corp. *                                              1,376              22,188
Sunrise Assisted Living, Inc. * (a)                           380               9,500
Sunrise Technologies International * (a)                    1,032               1,838
Supergen, Inc. *                                              536               7,437
Syncor International Corp. *                                  388              14,113
Targeted Genetics Corp. *                                     560               3,745
Texas Biotechnology Corp. *                                   844               7,250
Theragenics Corp. *                                           607               3,035
Thermo Cardiosystems, Inc. *                                  361               3,159
Thoratec Labs Corp. * (a)                                     328               3,608
Titan Pharmaceuticals, Inc. *                                 473              16,730
Transkaryotic Therapies, Inc. * (a)                           411              14,976
Triad Hospitals, Inc. * (a)                                   698              22,729
Triangle Pharmaceuticals, Inc. *                              741               3,659
Trimeris, Inc. *                                              321              17,615
Tularik, Inc. * (a)                                           225               6,623
United Therapeutics Corp. * (a)                               295               4,351
US Oncology, Inc. *                                         1,542               9,734
Valentis, Inc. * (a)                                          640               4,560
Vasomedical, Inc. *                                         1,103               2,413
Vaxgen, Inc. * (a)                                            174               3,393
Ventana Medical Systems, Inc. * (a)                           211               3,904
Vical, Inc. *                                                 414               7,659
VISX, Inc. *                                                1,084              11,314
Vital Signs, Inc.                                             119               3,823
Zoll Medical Corp. * (a)                                      183               6,416
                                                                      ----------------
                                                                            2,425,125
EDUCATIONAL SERVICES - 0.07%
Education Management Corp. *                                  416              14,872
Strayer Education, Inc. (a)                                   161               4,116
Sylvan Learning Systems, Inc. *                               649               9,613
                                                                      ----------------
                                                                               28,601
ELECTRICAL EQUIPMENT - 1.12%
A.O. Smith Corp.                                              447               7,627
Advanced Energy Industries, Inc. * (a)                        259               5,828
AMETEK, Inc.                                                  649              16,833
Anaren Microwave, Inc. *                                      451              30,302
Anixter International, Inc. *                                 448               9,688
Artesyn Technologies, Inc. *                                  666              10,573
Audiovox Corp., Class A *                                     368               3,312
Baldor Electric Company (a)                                   483              10,203
Barnes Group, Inc.                                            371               7,374
Belden, Inc.                                                  497              12,611
C-COR.Net Corp. *                                             582               5,656
Cable Design Technologies Corp. *                             883              14,845
Catalytica Energy Systems Inc. *                              106               1,829
Cohu, Inc.                                                    427               5,951
Dupont Photomasks, Inc. *                                     110               5,813
Electro Scientific Industries, Inc.                           550              15,400
Excel Technology, Inc. *                                      201               4,011
General Cable Corp.                                           682               3,026
Genlyte Group, Inc. *                                         260               6,175
Harman International Industries, Inc. (a)                     713              26,025
Littelfuse, Inc. *                                            418              11,965
Magnetek, Inc. *                                              422               5,486
Methode Electronics, Inc.                                     730              16,744
Micros Systems, Inc. *                                        369               6,734


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES             VALUE
                                                         ------             -----
ELECTRICAL EQUIPMENT - CONTINUED
National Service Industries, Inc.                             847     $        21,757
Penn Engineering & Manufacturing Corp.                        140               4,935
Plexus Corp. *                                                811              24,647
Rayovac Corp. *                                               574               8,144
Sensormatic Electrics Corp. *                               1,451              29,111
SLI, Inc.                                                     414               2,665
SPS Technologies, Inc. *                                      260              14,251
Teleflex, Inc.                                                769              33,980
Thomas Industries, Inc.                                       340               7,905
Universal Electronics, Inc. *                                 307               4,739
Vicor Corp. *                                                 400              12,150
W.H. Brady Company, Class A                                   371              12,544
Watsco, Inc.                                                  454               5,230
Wesco International, Inc. *                                   427               3,096
Woodhead Industries                                           249               4,887
                                                                      ----------------
                                                                              434,052
ELECTRIC UTILITIES - 1.25%
Allete                                                      1,496              37,119
Avista Corp.                                                  963              19,741
Black Hills Corp.                                             485              21,704
CH Energy Group, Inc.                                         349              15,618
Cleco Corp.                                                   456              24,966
Conectiv, Inc.                                              1,810              36,313
Consol Energy, Inc.                                           522              14,583
El Paso Electric Company *                                  1,135              14,982
Empire District Electric Company                              392              10,315
Hawaiian Electric Industries, Inc.                            659              24,507
IDACORP, Inc.                                                 752              36,895
Kansas City Power & Light Company                           1,248              34,242
Madison Gas & Electric Company                                402               9,095
MDU Resources Group, Inc. (a)                               1,273              41,372
OGE Energy Corp.                                            1,567              38,294
Otter Tail Power Company                                      511              14,180
Public Service Company                                        700              18,769
RGS Energy Group, Inc.                                        702              22,771
Uil Holding Corp.                                             301              14,975
Unisource Energy Corp.                                        659              12,397
WPS Resources Corp.                                           546              20,100
                                                                      ----------------
                                                                              482,938
ELECTRONICS - 1.25%
Alliant Techsystems, Inc. *                                   270              18,022
Anadigics, Inc. * (a)                                         613              10,038
Analogic Corp.                                                137               6,105
Asyst Technologies, Inc. *                                    667               8,963
Aurora Bioscience Corp. *                                     409              12,858
Avid Technology, Inc. *                                       502               9,169
Bell & Howell Company *                                       325               5,363
Brooks Automation, Inc. * (a)                                 353               9,906
C & D Technologies, Inc.                                      529              22,846
California Amplifier, Inc. *                                  287               2,655
Cambridge Technology Partners, Inc. *                       1,223               3,210
Checkpoint Systems, Inc. *                                    640               4,760
Concord Communications, Inc. *                                378               3,308
CTS Corp. (a)                                                 565              20,587
Cubic Corp.                                                   131               3,365
Cyberoptics Corp. *                                           157               2,659
Cymer, Inc. *                                                 595              15,312
DDI Corp. * (a)                                               263               7,167
DSP Group, Inc. *                                             552              11,618
Emagin Corp. *                                                571               1,211
Franklin Electric, Inc.                                        97               6,645
GenRad, Inc. *                                                582               5,820
Glenayre Technologies, Inc. *                               1,356               4,788
Identix, Inc. *                                               575               4,514
Ii Vi, Inc. *                                                 202               3,068
Interlogix, Inc. *                                            421               7,946
Intermediate Telephone, Inc.                                  457               3,513
Keithley Instruments Inc.                                     175               7,536
Kent Electronics Corp. *                                      592               9,768
Lightpath Technologies, Inc. *                                315               4,371
MTI Technology Corp. *                                        710               2,796
Pac-West Telecomm, Inc. *                                     422               1,451
Park Electrochemical Corp.                                    293               8,991
Photon Dynamics, Inc. *                                       248               5,580
Pixelworks, Inc. * (a)                                        120               2,685
Research Frontiers, Inc. *                                    226               3,955
Rogers Corp. *                                                315              12,935
SBS Technologies, Inc. *                                      253               7,574
Sequa Corp., Class A                                          130               4,729
Silicon Graphics, Inc. *                                    3,919              15,676
Somera Communications, Inc. *                                 616               5,352
Stoneridge, Inc. *                                            320               2,160
Superconductor Technologies * (a)                             383               1,388
Supertex, Inc. *                                              166               3,281
Technitrol, Inc.                                              476              19,575
Technology Solutions Company *                              1,160               2,465
Tollgrade Communications, Inc. *                              242               8,833
Trimble Navigation, Ltd. *                                    484              11,616
Varian Medical Systems, Inc. *                                637              43,276
Varian, Inc. *                                                666              22,561
Veeco Instruments, Inc. *                                     482              19,340
Viasystems Group, Inc. *                                      910               7,564
X-Rite, Inc.                                                  451               3,523
Zebra Technologies Corp., Class A * (a)                       521              21,255
Zygo Corp. * (a)                                              267               7,551
                                                                      ----------------
                                                                              483,203
ENERGY - 0.04%
Fuelcell Energy, Inc. * (a)                                   209              14,330
                                                                      ----------------

FINANCIAL SERVICES - 1.69%
Acacia Research Corp. *                                       336               5,985
Aclara Biosciences, Inc. *                                    220               2,393
Advanta Corp.                                                 530               4,671
Allied Capital Corp.                                        1,620              33,817
Amcore Financial, Inc.                                        578              11,957
Americredit Corp. *                                         1,580              43,055
Ampal American Israel Corp. *                                 443               2,686
Arthur J. Gallagher & Company                                 771              49,055
Blackrock, Inc. *                                             374              15,708
Cash America International, Inc.                              649               2,839
Cathay Bancorp, Inc.                                          199              11,741
Charter Municipal Mortgage Acceptance
   Company                                                    534               7,177
Data Broadcasting *                                         1,511               5,289
Delphi Financial Group, Inc. *                                310              11,935
Digitas, Inc. *                                               236               1,195
Downey Financial Corp. (a)                                    427              23,485
Embarcadero Tech, Inc. * (a)                                   91               4,095
Enhance Financial Services Group, Inc.                        572               8,830
Financial Federal Corp. *                                     243               5,802
First Charter Corp.                                           689              10,249
Friedman Billings * (a)                                       566               3,714
Frontline Capital Group *                                     552               7,340
Fulton Financial Corp.                                      1,493              34,432
Globalnet Financial.com, Inc. *                               610                 915
Harbor Florida Bancshares, Inc.                               558               8,335
International Bancshares Corp.                                330              11,261
Intrabiotics Pharmaceuticals *                                168               1,617


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
                                                         ------            -----
FINANCIAL SERVICES - CONTINUED
Investment Technology Group * (a)                             566     $        23,630
J.D. Edwards & Company                                      1,128              20,093
Jeffries Group, Inc.                                          504              15,750
Jones Lang Lasalle, Inc. * (a)                                673               9,338
Krispy Kreme Doughnuts, Inc. * (a)                             64               5,312
Labranche & Company, Inc. * (a)                               753              23,014
Leucadia National Corp.                                       763              27,039
Lexicon Genetics, Inc. *                                      215               3,574
Liberty Financial Companies, Inc.                             285              12,700
Medallion Financial Corp.                                     306               4,475
Metris Companies, Inc.                                      1,237              32,549
Morgan Keegan, Inc.                                           467              12,376
NCO Group, Inc. *                                             398              12,089
OTG Software, Inc. *                                          123               1,985
Rental Way, Inc. * (a)                                        581               2,578
Richmond County Financial Corp.                               570              14,891
Seacoast Financial Services Corp.                             658               7,896
Selectica, Inc. * (a)                                         102               2,467
Southwest Securities Group, Inc. (a)                          330               8,539
Sterling Bancshares, Inc.                                     564              11,139
The Intercept Group, Inc. * (a)                               176               4,697
Triad Guaranty, Inc. *                                        282               9,341
Tucker Anthony Sutro                                          356               8,744
UMB Financial Corp.                                           334              12,483
Webster Financial Corp.                                     1,018              28,822
WFS Financial, Inc. *                                         205               3,793
WIT Soundview Group, Inc. *                                 1,542               5,542
                                                                      ----------------
                                                                              654,434
FOOD & BEVERAGES - 0.88%
American Italian Pasta Company, Class A *                     394              10,564
Bob Evans Farms, Inc.                                         728              15,516
Constellation Brands, Inc., Class A *                         283              16,626
Corn Products International, Inc.                             729              21,187
Dean Foods Company                                            729              22,371
Del Monte Foods Company *                                   1,111               8,055
Dole Food, Inc.                                               960              15,720
Dreyers Grand Ice Cream, Inc.                                 341              10,997
Earthgrains Company (a)                                       873              16,151
Fleming Companies, Inc.                                       840               9,923
Hain Celestial Group, Inc. * (a)                              655              21,287
International Multifoods Corp.                                390               7,922
Interstate Bakeries Corp.                                     592               8,325
J. M. Smucker Company                                         452              12,633
Lance, Inc.                                                   631               7,986
Michael Foods, Inc.                                           279               8,405
Performance Food Group Company *                              265              13,585
Ralcorp Holdings, Inc. *                                      603               9,874
Rica Foods, Inc. *                                            169                 908
Robert Mondavi Corp., Class A * (a)                           161               8,714
Sensient Technologies Corp.                                   913              20,771
Smithfield Foods, Inc. *                                    1,113              33,835
Suiza Foods Corp. * (a)                                       566              27,168
Triarc Companies, Inc., Class A *                             279               6,766
United Natural Foods, Inc. *                                  216               3,807
                                                                      ----------------
                                                                              339,096
FOREST PRODUCTS - 0.17%
Caraustar Industries, Inc.                                    593               5,559
Louisiana Pacific Corp.                                     2,165              21,921
Pope & Talbot, Inc.                                           334               5,615
Rayonier, Inc.                                                558              22,216
Wausau-Mosinee Paper Corp.                                  1,112              11,259
                                                                      ----------------
                                                                               66,570
FUNERAL SERVICES - 0.01%
Stewart Enterprises, Inc., Class A                          1,998               3,809
                                                                      ----------------

FURNITURE & FIXTURES - 0.18%
Advanced Lighting Technologies, Inc. *                        337               2,233
Ethan Allen Interiors, Inc.                                   801              26,834
Furniture Brands International, Inc. *                      1,013              21,336
La-Z-Boy, Inc.                                              1,247              19,640
                                                                      ----------------
                                                                               70,043
GAS & PIPELINE UTILITIES - 1.23%
AGL Resources, Inc.                                         1,083              23,894
American States Water Company                                 230               8,481
Atmos Energy Corp.                                            654              15,941
Azurix Corp. *                                                816               6,681
California Water Service Group                                312               8,424
Cascade Natural Gas Corp.                                     307               5,775
Energen Corp.                                                 546              17,574
Laclede Gas Company                                           428              10,005
Louis Dreyfus Natural Gas Corp. * (a)                         422              19,333
New Jersey Resources Corp.                                    359              15,527
Northwest Natural Gas Company                                 533              14,125
Northwestern Corp.                                            509              11,771
Nui Corp.                                                     286               9,206
ONEOK, Inc.                                                   586              28,201
Peoples Energy Corp.                                          698              31,236
Philadelphia Suburban Corp.                                   880              21,560
Piedmont Natural Gas, Inc.                                    633              24,173
Semco Energy, Inc. (a)                                        446               6,941
Sierra Pacific Resources (a)                                1,607              25,812
South Jersey Industries, Inc. (a)                             280               8,330
Southern Union Company * (a)                                  659              17,464
Southwest Gas Corp.                                           650              14,219
Southwestern Energy Company                                   609               6,318
Transmontaigne, Inc. *                                        804               2,211
UGI Corp.                                                     558              14,124
Vectren Corp.                                               1,228              31,467
Western Gas Resources, Inc.                                   412              13,879
Western Resources, Inc.                                     1,400              34,737
WGL Holdings, Inc.                                            923              28,094
                                                                      ----------------
                                                                              475,503
HOMEBUILDERS - 0.70%
Centex Corp.                                                1,189              44,662
Champion Enterprises, Inc. * (a)                            1,119               3,077
Clayton Homes, Inc.                                         2,002              23,023
D.R. Horton, Inc.                                           1,069              26,124
Fairfield Communities, Inc. *                                 868              12,206
Kaufman & Broad Home Corp. (a)                                895              30,150
Lennar Corp.                                                  978              35,453
M.D.C. Holdings, Inc.                                         434              14,300
NVR, Inc.                                                     176              21,754
Pulte Corp.                                                   604              25,481
Ryland Group, Inc.                                            269              10,962
Toll Brothers, Inc. *                                         413              16,881
Walter Industries Inc.                                        752               5,640
                                                                      ----------------
                                                                              269,713
HOTELS & RESTAURANTS - 0.82%
Applebees International, Inc.                                 462              14,524
Argosy Gaming Corp. *                                         412               7,905
Aztar Corp. *                                                 740               9,574
Bally Total Fitness Holding Corp. *                           505              17,107
Boca Resorts, Inc. *                                          544               7,820
Boyd Gaming Corp. *                                           847               2,912
CBRL Group, Inc.                                            1,155              21,007
Cheesecake Factory * (a)                                      541              20,761
Choice Hotels, Inc. *                                       1,074              14,700


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
                                                         ------            -----
HOTELS & RESTAURANTS - CONTINUED
Churchill Downs, Inc.                                         203     $         6,052
Consolidated Products, Inc. *                                 583               4,008
Crestline Capital Corp. *                                     281               7,236
Extended Stay America, Inc. *                               1,432              18,401
IHOP Corp. *                                                  427               9,261
Isle of Capri Casinos, Inc. * (a)                             564               5,992
Jack In the Box, Inc. *                                       779              22,932
Landrys Seafood Restaurant, Inc. * (a)                        545               5,416
Lone Star Steakhouse & Saloon                                 614               5,910
Marcus Corp.                                                  471               6,535
Morrison Management Specialists, Inc.                         274               9,565
O'Charley's, Inc. *                                           331               5,896
P F Changs China Bistro, Inc. * (a)                           136               4,275
Papa Johns International, Inc. *                              388               8,633
Rare Hospitality International, Inc. *                        346               7,720
Ruby Tuesday, Inc.                                          1,267              19,322
Ryan's Family Steak Houses, Inc. *                            728               6,870
Sodexho Marriott Services, Inc. *                             670              14,824
Sonic Corp. * (a)                                             543              12,659
Station Casinos, Inc. * (a)                                   705              10,531
WMS Industries, Inc. *                                        476               9,579
                                                                      ----------------
                                                                              317,927
HOUSEHOLD APPLIANCES - 0.24%
Applica, Inc. *                                               567               2,764
Blyth Industries, Inc. * (a)                                  704              16,984
Excelon Corp. *                                               569                 854
Fedders USA, Inc.                                             724               3,349
HON Industries, Inc.                                        1,094              27,897
Libbey, Inc.                                                  332              10,084
Palm Harbor Homes, Inc. *                                     414               6,521
Standard Pacific Corp.                                        488              11,407
Toro Company                                                  243               8,915
Westpoint Stevens, Inc.                                       713               5,340
                                                                      ----------------
                                                                               94,115
HOUSEHOLD PRODUCTS - 0.44%
Bel Fuse, Inc., Class B (a)                                   182               6,188
Boyds Collection, Ltd. *                                    1,225              11,408
Church & Dwight, Inc.                                         801              17,822
Dial Corp.                                                  1,757              19,327
Lancaster Colony Corp.                                        632              17,735
Martha Stewart Living, Inc., Class A * (a)                    203               4,073
Mathews International Corp.                                   311               9,816
Oakley, Inc. *                                                458               6,183
Playtex Products, Inc. *                                      623               5,996
Salton, Inc. *                                                220               4,551
Snap-On, Inc.                                               1,184              33,004
Topps, Inc. *                                                 884               8,122
Tupperware Corp.                                            1,190              24,321
                                                                      ----------------
                                                                              168,546
INDUSTRIAL MACHINERY - 1.10%
Actuant Corp.                                                 946               2,838
AGCO Corp.                                                  1,232              14,938
Albany International Corp., Class A *                         404               5,429
AptarGroup, Inc.                                              735              21,591
Briggs & Stratton Corp.                                       438              19,436
Cummins Engine, Inc.                                          838              31,792
Dionex Corp. *                                                459              15,835
Energy Conversion Devices, Inc. *                             328               6,642
Esco Technologies, Inc. *                                     261               5,399
Flowserve Corp. *                                             767              16,395
Gardner Denver, Inc. *                                        288               6,134
Graco, Inc.                                                   412              17,046
Idex Corp.                                                    611              20,239
Kaydon Corp.                                                  615              15,298
Kennametal, Inc.                                              626              18,232
Lindsay Manufacturing Company                                 276               6,245
Manitowoc, Inc. (a)                                           505              14,645
Mettler-Toledo International, Inc. * (a)                      784              42,630
Milacron, Inc.                                                715              11,485
Mueller Industry, Inc. *                                      714              19,144
NACCO  Industries, Inc., Class A                              147               6,422
Polymer Group, Inc. (a)                                       508               2,731
Presstek, Inc. *                                              582               6,111
Robbins & Myers, Inc.                                         182               4,391
Semitool, Inc. *                                              325               3,148
Stewart & Stevenson Services, Inc.                            571              12,963
Tecumseh Products Company, Class A                            324              13,588
Tennant Company                                               198               9,504
Tredegar Industries, Inc.                                     533               9,294
Triumph Group, Inc. (a)                                       247              10,127
U.S. Industries, Inc.                                       1,598              12,784
UNOVA, Inc. *                                                 991               3,592
Valmont Industries, Inc.                                      326               5,990
Watts Industries, Inc.                                        396               5,495
Woodward Governor Company                                     174               7,787
                                                                      ----------------
                                                                              425,320
INSURANCE - 1.13%
Alfa Corp.                                                    804              14,774
Alleghany Corp. *                                              95              19,523
American National Insurance Company                           195              14,235
Argonaut Group, Inc.                                          439               9,219
Baldwin & Lyons, Inc.                                         279               6,487
Brown & Brown, Inc.                                           455              15,925
CNA Surety Corp.                                              361               5,144
Commerce Group, Inc.                                          506              13,753
Crawford & Company, Class B                                   785               9,126
E.W. Blanch Holdings, Inc.                                    286               4,987
Fidelity National Financial Corp.                           1,082              39,966
First American Financial Corp.                              1,116              36,688
Fremont General Corp.                                       1,302               3,662
Harleysville Group, Inc.                                      277               8,102
HCC Insurance Holdings, Inc.                                  840              22,627
Hilb Rogal & Hamilton Company                                 276              11,006
Horace Mann Educators Corp.                                   838              17,912
Kansas City Life Insurance Company                            168               5,943
Landamerica Financial Group, Inc.                             212               8,573
Liberty Corp.                                                 342              13,915
Markel Corp. * (a)                                            116              20,996
Medical Assurance, Inc. *                                     413               6,892
Mercury General Corp. (a)                                     536              23,517
Ohio Casualty Corp.                                         1,259              12,590
Philadelphia Consolidated Holding Corp. *                     143               4,415
PICO Holdings, Inc. *                                         337               4,191
PMA Capital Corp., Class A                                    384               6,624
Presidential Life Corp.                                       454               6,782
SCPIE Holdings, Inc.                                          232               5,481
Selective Insurance Group, Inc.                               558              13,532
Stancorp Financial Group, Inc.                                651              31,085
UICI *                                                        835               4,958
W.R. Berkley Corp. (a)                                        354              16,704
                                                                      ----------------
                                                                              439,334
INTERNATIONAL OIL - 0.02%
Trico Marine Services, Inc. *                                 506               7,811
                                                                      ----------------

INTERNET CONTENT - 0.09%
About.com, Inc. * (a)                                         309               8,324
Ask Jeeves, Inc. * (a)                                        451               1,099
click2learn.com, Inc. * (a)                                   223               2,174


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
                                                         ------            -----
INTERNET CONTENT - CONTINUED
Digital Insight Corp. *                                       442     $         7,984
Hotjobs.com, Ltd. * (a)                                       404               4,621
Lifeminders, Inc. *                                           284                 994
Looksmart, Ltd. * (a)                                         931               2,269
Multex Systems, Inc. *                                        357               4,730
NBC Internet, Inc., Class A *                                 814               2,849
                                                                      ----------------
                                                                               35,044
INTERNET SERVICE PROVIDER - 0.05%
GoTo.com, Inc. * (a)                                          572               4,183
High Speed Access Corp. * (a)                                 936                 994
Juno Online Services, Inc. * (a)                              586                 385
Softnet Systems, Inc. * (a)                                   802               1,454
Starmedia Network, Inc. *                                     868               1,641
Trizetto Group, Inc. *                                        424               7,075
VIA NET. WORKS, Inc. * (a)                                    369               1,407
Worldgate Communications, Inc. * (a)                          315               1,201
                                                                      ----------------
                                                                               18,340
INTERNET SOFTWARE - 0.45%
Be Free, Inc. *                                               613               1,341
Bluestone Software, Inc. *                                    284               4,295
Centillium Communications, Inc. *                              84               1,869
Clarent Corp. *                                               467               5,283
Cybersource Corp. * (a)                                       486               1,154
Data Return Corp. * (a)                                       278               1,043
Digital Islands, Inc. *                                     1,468               5,964
Digital River, Inc. *                                         509               1,209
Egain Communications Corp. *                                  624               1,931
Espeed, Inc. *                                                206               3,232
F5 Networks, Inc. * (a)                                       359               3,410
Globix Corp. *                                                427               1,174
Information Architects Corp. *                                513                 930
Interact Commerce Corp. * (a)                                 339               2,839
Interliant, Inc. *                                          1,016               3,238
Interwoven, Inc. * (a)                                        713              47,013
Intranet Solutions, Inc. *                                    347              17,697
Intraware, Inc. *                                             407                 598
Keynote Systems, Inc. *                                       355               5,037
Marimba, Inc. *                                               387               1,742
Netcentives, Inc. *                                           523               1,994
Netopia, Inc. *                                               360               1,553
Niku Corp. *                                                  215               1,572
PC-Tel, Inc. (a)                                              290               3,118
Persistence Software, Inc. *                                  283               1,256
Primus Knowledge Solutions, Inc. * (a)                        296               1,924
Ramp Networks, Inc. *                                         429               2,453
Rare Medium Group, Inc. *                                     703               1,340
Retek, Inc. *                                                 973              23,717
Sonicblue, Inc. *                                           1,916               7,903
Tumbleweed Communications Corp. * (a)                         205               3,507
Viant Corp. * (a)                                             880               3,492
Watchguard Technologies, Inc. *                               241               7,622
                                                                      ----------------
                                                                              172,450
INTERNET RETAIL - 0.03%
MP3.com, Inc. * (a)                                           485               1,743
PurchasePro.com, Inc. * (a)                                   433               7,577
Stamps.com, Inc. * (a)                                        755               2,100
                                                                      ----------------
                                                                               11,420
INVESTMENT COMPANIES - 0.40%
Affiliated Managers Group, Inc. *                             452              24,803
American Capital Strategies, Ltd.                             470              11,838
Dain Rauscher Corp. (a)                                       260              24,619
Eaton Vance Corp.                                           1,197              38,603
Gabelli Asset Management, Inc., Class A *                     132               4,381
John Nuveen Company, Class A (a)                              158               9,085
Phoenix Investment Partners, Ltd.                             946              14,840
Raymond James Financial, Inc.                                 802              27,970
                                                                      ----------------
                                                                              156,139
LEISURE TIME - 0.33%
4Kids Entertainment, Inc. * (a)                               209               1,868
American Classic Voyages Company * (a)                        248               3,472
Anchor Gaming *                                               160               6,240
Arctic Cat, Inc.                                              427               4,964
Callaway Golf Company (a)                                   1,542              28,720
Championship Auto Racing Team *                               254               5,334
Concord Camera Corp. *                                        436               7,194
Dover Downs Entertainment, Inc.                               311               3,479
Gaylord Entertainment Company *                               377               7,870
Handleman Company *                                           586               4,395
Musicland Stores, Inc. *                                      590               7,301
Parkervision, Inc. *                                          167               6,116
Penn National Gaming, Inc. *                                  187               1,905
Pinnacle Entertainment, Inc. *                                404               5,454
SCP Pool Corp. *                                              312               9,379
Speedway Motorsports, Inc. * (a)                              299               7,176
THQ, Inc. * (a)                                               407               9,921
Vail Resorts, Inc. *                                          329               7,711
                                                                      ----------------
                                                                              128,499
MANUFACTURING - 0.06%
York International Corp.                                      771              23,660
                                                                      ----------------

METAL & METAL PRODUCTS - 0.06%
Commercial Metals Company                                     316               7,031
Timken Company                                              1,019              15,412
                                                                      ----------------
                                                                               22,443
MINING - 0.27%
Arch Coal, Inc. (a)                                           398               5,622
Brush Wellman, Inc.                                           359               7,247
Cleveland-Cliffs, Inc.                                        286               6,167
Kaiser Aluminum Corp. *                                       684               2,522
Lincoln Electric Holding, Inc.                                711              13,953
Penn Virginia Corp.                                           175               5,808
RTI International Metals, Inc. *                              411               5,883
Southern Peru Copper Corp.                                    592               7,622
Stillwater Mining Company *                                   794              31,244
UCAR International, Inc. *                                    943               9,194
Usec, Inc.                                                  1,812               7,814
                                                                      ----------------
                                                                              103,076

MOBILE HOMES - 0.03%
Coachmen Industries, Inc. (a)                                 382               4,011
Fleetwood Enterprises, Inc. (a)                               710               7,455
                                                                      ----------------
                                                                               11,466
NEWSPAPERS - 0.13%
Journal Register Company *                                    929              14,922
Lee Enterprises, Inc.                                         903              26,921
Pulitzer, Inc.                                                193               9,042
                                                                      ----------------
                                                                               50,885
OFFICE FURNISHINGS & SUPPLIES - 0.10%
Ikon Office Solutions, Inc.                                 3,097               7,742
Kimball International, Inc., Class B                          658               9,541
Office Max, Inc. *                                          2,401               6,903
United Stationers,  Inc. *                                    664              15,936
                                                                      ----------------
                                                                               40,122
PAPER - 0.14%
Buckeye Technologies, Inc. *                                  568               7,987
Chesapeake Corp. (a)                                          344               7,073
Deltic Timber Corp.                                           260               6,208
Ivex Packaging Corp. * (a)                                    486               5,316


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
                                                         ------            -----
PAPER - CONTINUED
P.H. Glatfelter Company                                       571     $         7,109
Potlatch Corp.                                                588              19,735
                                                                      ----------------
                                                                               53,428

PETROLEUM SERVICES - 0.41%
Atwood Oceanics, Inc. * (a)                                   182               7,973
Cal Dive International, Inc. *                                487              12,966
Input/Output, Inc. *                                          828               8,435
Lone Star Technologies, Inc. *                                482              18,557
Oceaneering International, Inc. *                             443               8,611
Pure Resources, Inc. *                                      1,021              20,675
Seacor Smit, Inc. * (a)                                       345              18,156
Seitel, Inc. *                                                386               7,117
Superior Energy Services, Inc. *                              931              10,707
Tesoro Petroleum Corp. * (a)                                  674               7,835
UTI Energy Corp. * (a)                                        573              18,837
Veritas DGC, Inc. *                                           576              18,605
                                                                      ----------------
                                                                              158,474
PHOTOGRAPHY - 0.03%
CPI Corp. (a)                                                 183               3,660
Metromedia International Group, Inc. * (a)                  1,629               4,236
Polaroid Corp. (a)                                            953               5,539
                                                                      ----------------
                                                                               13,435
POLLUTION CONTROL - 0.05%
Stericycle, Inc. *                                            279              10,637
Wabtec Corp.                                                  599               7,038
                                                                      ----------------
                                                                               17,675
PUBLISHING - 0.45%
American Greetings Corp., Class A                           1,274              12,023
Hollinger International, Inc., Class A                        800              12,700
Houghton Mifflin Company                                      546              25,321
John H. Harland Company                                       624               8,814
John Wiley & Son, Class A                                     935              20,103
Mail-Well Holdings, Inc. *                                  1,035               4,464
Mcclatchy Company                                             387              16,496
Media General, Inc., Class A                                  407              14,815
Meredith Corp.                                                760              24,463
Playboy Enterprises, Inc., Class B *                          474               4,710
Private Media Group, Inc. *                                   290               2,238
Scholastic Corp., Series 1202, Class D *                      290              25,701
Worldpages.com, Inc. *                                        863               2,319
                                                                      ----------------
                                                                              174,167
RAILROADS & EQUIPMENT - 0.11%
Arkansas Best Corp. *                                         331               6,061
Arnold Industries, Inc.                                       431               7,758
J.B. Hunt Transport Services, Inc. *                          372               6,254
Rollins Truck Leasing Corp.                                 1,025               8,200
Wisconsin Central Transportation Corp. *                    1,015              15,289
                                                                      ----------------
                                                                               43,562
REAL ESTATE - 3.22%
Alexanders, Inc. *                                             83               5,618
Alexandria Real Estate Equities (a)                           288              10,710
American Industrial Properties REIT                           459               5,623
Amli Residential Properties Trust SBI                         366               9,036
Arch Chemicals, Inc.                                          403               7,153
Arden Realty, Inc.                                          1,199              30,125
Bedford Property Investments, Inc.                            454               9,193
Boykin Lodging Company                                        540               4,590
Brandywine Realty Trust SBI                                   705              14,585
BRE Properties, Inc.                                          898              28,455
Cabot Industrial Trust SBI                                    848              16,271
Camden Property Trust                                         776              25,996
Capital Automotive REIT                                       547               7,555
Capstead Mortgage Corp.                                       444               4,829
Catellus Development Corp. *                                2,150              37,625
CB Richard Ellis Services, Inc. *                             447               6,537
CBL & Associates Properties, Inc.                             535              13,542
CenterPoint Properties Trust                                  420              19,845
Charles E. Smith Residential                                  434              20,398
Chateau Communities, Inc.                                     451              13,727
Chelsea GCA Realty, Inc. (a)                                  355              13,091
Colonial Properties Trust SBI                                 478              12,458
Commercial Net Lease Reality, Inc.                            845               8,608
Cornerstone Realty Income Trust, Inc.                         950              10,034
Cousins Properties, Inc.                                      776              21,679
Developers Diversified Realty                               1,174              15,629
EastGroup Properties, Inc.                                    391               8,749
Equity Inns, Inc.                                           1,187               7,345
Essex Property Trust                                          369              20,203
Federal Realty Investment Trust SBI                           822              15,618
Felcor Lodging Trust, Inc.                                    951              22,765
First Industrial Realty Trust, Inc.                           772              26,248
First Washington Realty Trust, Inc.                           224               5,782
Franchise Finance Corp. of America                          1,139              26,553
Gables Residential Trust SBI                                  497              13,916
Glenborough Realty Trust, Inc.                                657              11,415
Glimcher Reality Trust                                        644               8,050
Great Lakes Reit, Inc.                                        427               7,419
Health Care Property Investors, Inc.                          964              28,799
Health Care Reit, Inc.                                        650              10,562
Healthcare Realty Trust                                       834              17,722
Highwoods Properties, Inc.                                  1,184              29,452
Home Properties of New York, Inc.                             451              12,600
Hospitality Properties Trust SBI                            1,016              22,987
HRPT Properties Trust SBI                                   2,748              20,782
IndyMac Mortgage Holdings, Inc. *                           1,326              39,117
Innkeepers USA Trust (a)                                      848               9,381
Insignia Financial Group, Inc. *                              434               5,154
Interpool, Inc.                                               280               4,778
IRT Property Company                                          963               7,824
JDN Realty Corp.                                              766               8,091
Kilroy Realty Corp.                                           548              15,652
Koger Equity, Inc.                                            622               9,680
LNR Property Corp.                                            482              10,604
Manufactured Home Communities, Inc.                           400              11,600
Meditrust Companies *                                       3,011               7,716
Meristar Hospitality Corp.                                    727              14,313
Mid-America Apartment Communities, Inc.                       443               9,995
National Golf Properties, Inc.                                374               7,690
National Health Investments, Inc.                             662               4,882
Nationwide Health Properties, Inc.                            986              12,695
New Plan Excel Realty Trust, Inc.                           1,770              23,231
Pacific Gulf Properties, Inc.                                 405               2,481
Pan Pacific Retail Properties, Inc.                           464              10,353
Parkway Properties, Inc.                                      254               7,541
Pennsylvania Real Estate Investment (a)                       413               7,899
Prentiss Properties Trust SBI                                 738              19,880
PS Business Parks, Inc.                                       497              13,817
Realty Income Corp.                                           567              14,104
Reckson Associates Realty Corp.                             1,123              28,145
Regency Realty Corp.                                          630              14,923
RFS Hotel Invs, Inc.                                          651               8,504
Security Capital Group, Inc., Class B *                       667              13,382
Shurgard Storage Centers, Inc., Class A                       628              15,347
SL Green Realty Corp.                                         461              12,908
Storage USA, Inc.                                             566              17,970
Summit Properties, Inc.                                       517              13,442


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
                                                         ------            -----
REAL ESTATE - CONTINUED
Sun Communities, Inc.                                         392     $        13,132
Taubman Centers, Inc., REIT                                   772               8,444
Tejon Ranch Company *                                         162               3,117
The Macerich Company, REIT                                    669              12,836
Town & Country Trust                                          447               8,633
Trammell Crow Company *                                       524               7,074
United Dominion Realty Trust, Inc.                          2,118              22,901
Ventas, Inc. (a)                                            1,311               7,374
Washington Real Estate Investment Trust SBI                   741              17,506
Webb Delaware Corp. *                                         343              10,033
Weingarten Realty Investors SBI                               538              23,537
Westfield America, Inc.                                       623               8,995
Xtra Corp. *                                                  252              12,096
                                                                      ----------------
                                                                            1,248,656
RETAIL GROCERY - 0.16%
Caseys General Stores, Inc.                                   939              14,026
Heartland Express, Inc. *                                     311               7,095
Ruddick Corp.                                                 646               7,389
Whole Foods Market, Inc. * (a)                                537              32,824
                                                                      ----------------
                                                                               61,334
RETAIL TRADE - 1.66%
99 Cents Only Stores *                                        251               6,871
Aaron Rents, Inc., Class B                                    385               5,414
Abercrombie & Fitch Company, Class A *                      1,897              37,940
American Eagle Outfitters, Inc. *                             447              18,886
Ames Department Stores, Inc. *                                763               1,097
Ann Taylor Stores Corp. *                                     521              12,992
Barnes & Noble, Inc. *                                      1,023              27,109
Borders Group, Inc. *                                       1,605              18,758
Buckle, Inc. *                                                179               3,144
Burlington Coat Factory Warehouse                             365               6,912
Cato Corp.                                                    309               4,249
Charming Shoppes, Inc. *                                    1,963              11,778
Chicos Fas, Inc. * (a)                                        279               5,824
Childrens Place Retail Stores, Inc. * (a)                     354               7,169
Claire's Stores, Inc.                                         825              14,798
Cost Plus, Inc. *                                             432              12,690
Dillards, Inc., Class A                                     1,823              21,534
Electronics Boutique Holdings Corp. *                         124               2,170
Factory 2 U, Inc. *                                           262               8,679
Fisher Scientific International, Inc. *                       821              30,274
Footstar, Inc. * (a)                                          375              18,562
Fossil, Inc. * (a)                                            310               4,490
Fred's, Inc.                                                  198               4,170
Genesco, Inc. *                                               448              10,948
Group 1 Automotive, Inc. *                                    366               3,431
Guitar Center, Inc. *                                         476               5,415
Haverty Furniture Companies, Inc.                             379               3,743
Hot Topic, Inc. * (a)                                         362               5,950
Intertan, Inc. *                                              586               6,812
Lands' End, Inc. * (a)                                        273               6,858
Linens'n Things, Inc. *                                       811              22,404
Longs Drug Stores Corp.                                       606              14,620
Madden Steven, Ltd. *                                         244               1,861
Mens Wearhouse, Inc. *                                        656              17,876
Michael's Stores, Inc. *                                      667              17,676
Neiman Marcus Group, Class A *                                743              26,423
Payless ShoeSource, Inc. * (a)                                449              31,767
PC Connection, Inc. *                                          99               1,027
Pep Boys-Manny, Moe & Jack                                  1,084               3,930
Petsmart, Inc. *                                            2,346               6,745
Pier 1 Imports, Inc.                                        1,955              20,161
Regis Corp.                                                   712              10,324
School Specialty, Inc. *                                      375               7,523
Shopko Stores, Inc. *                                         673               3,365
Sportsline USA, Inc. *                                        431               2,290
Stein Mart, Inc. *                                            554               6,440
Sunglass Hut International, Inc. *                            787               4,033
The Dress Barn *                                              315               9,135
The Yankee Candle, Inc. * (a)                                 309               3,418
Too, Inc. *                                                   635               7,938
Transport World Entertainment Corp. * (a)                     645               5,765
Tweeter Home Entertainment Group, Inc. *                      329               4,010
Ultimate Electronics, Inc. * (a)                              177               3,883
Valuevision International, Inc. *                             794              10,024
Venator Group, Inc. *                                       2,813              43,601
Whitehall Jewellers, Inc. *                                   313               2,211
Wild Oats Markets, Inc. *                                     479               2,036
Wilsons Leather Experts, Inc. *                               222               3,108
Zale Corp. *                                                  711              20,663
                                                                      ----------------
                                                                              642,924
SANITARY SERVICES - 0.03%
Ionics, Inc. *                                                352               9,988
                                                                      ----------------

SEMICONDUCTORS - 0.92%
Alliance Semiconductor Corp. *                                516               5,837
American Superconductor Corp. *                               411              11,739
ATMI, Inc. *                                                  479               9,341
Axt, Inc. *                                                   383              12,663
Caliper Technologies Corp. * (a)                              103               4,841
Cirrus Logic, Inc. *                                        1,140              21,375
Elantec Semiconductor, Inc. *                                 430              11,932
Electroglas, Inc. *                                           448               6,860
Emcore Corp. * (a)                                            502              23,594
ESS Technology, Inc. *                                        574               2,942
Exar Corp. *                                                  764              23,672
General Semiconductor, Inc. *                                 739               4,619
Integrated Silicon Solution *                                 536               7,705
Intergrated Electrical Services *                             751               4,459
JNI Corp. *                                                   134               3,040
Kulicke & Soffa Industries, Inc. * (a)                        988              11,115
LTX Corp. *                                                   985              12,759
Mattson Technology, Inc. *                                    355               3,661
MEMC Electronic Materials, Inc. *                             714               6,917
Microsemi Corp. *                                             221               6,147
MIPS Technologies, Inc. *                                     796              21,243
Oak Technology *                                              892               7,749
Phoenix Technology, Ltd. *                                    508               6,850
Photronics, Inc. *                                            512              12,000
Pioneer Standard Electronics, Inc.                            686               7,546
PLX Technology, Inc. * (a)                                    318               2,643
Power Integrations * (a)                                      574               6,601
PRI Automation, Inc.                                          427               8,006
Quicklogic Corp. *                                            448               3,108
Rudolph Technologies, Inc. *                                  111               3,351
Silicon Image, Inc. *                                         662               3,600
Silicon Valley Group, Inc. *                                  690              19,837
Sipex Corp. *                                                 448              10,724
Telcom Semiconductor, Inc. *                                  350               3,981
Therma Wave, Inc. * (a)                                       255               3,570
Three Five Systems, Inc. *                                    443               7,974
Ultratech Stepper, Inc. *                                     447              11,566
Varian Semiconductor Equipment, Inc. *                        656              15,580
Zoran Corp. *                                                 353               5,472
                                                                      ----------------
                                                                              356,619
SHIPBUILDING - 0.08%
Newport News Shipbuilding, Inc.                               567              29,484
                                                                      ----------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
SOFTWARE - 1.68%
3DO Company * (a)                                             685              $1,798
Actuate Corp. *                                             1,157              22,128
Adept Technology, Inc. *                                      203               2,944
Advantage Learning Systems, Inc. *                            197               6,624
Advent Software, Inc. *                                       541              21,674
Allaire Corp. *                                               520               2,616
Aremissoft Corp. *                                            205               8,751
Avocent Corp. *                                               876              23,652
AVT Corp. *                                                   613               3,046
Aware, Inc. *                                                 349               6,195
Bindview Development Corp. *                                  791               7,440
Bottomline Technologies *                                     187               4,804
Broadbase Software, Inc. * (a)                                721               4,506
Bsquare Corp. *                                               264               1,584
Caci, Inc. *                                                  235               5,409
Caminus Corp. * (a)                                            96               2,232
Carreker Antinori, Inc. *                                     214               7,436
Cerner Corp. * (a)                                            507              23,449
CIBER, Inc. *                                                 986               4,807
Cognizant Technology Solutions *                              130               4,721
Computer Network Technology *                                 500              14,406
Convera Corp. *                                               239               4,242
Dendrite International, Inc. * (a)                            638              14,275
Direct Focus, Inc. *                                          263               8,827
Documentum, Inc. *                                            659              32,744
Eloyalty Corp. *                                              996               6,443
Epresence, Inc. *                                             597               2,593
Fair Issac & Company, Inc.                                    243              12,393
Great Plains Software, Inc. *                                 267              12,566
Hyperion Solutions Corp. *                                    683              10,544
Igate Capital Corp. *                                         784               2,254
Imation Corp. *                                               753              11,671
IMRglobal Corp. *                                             476               2,559
Informatica Corp. *                                         1,074              42,490
InfoUSA, Inc. *                                               688               2,322
Inprise Corp. *                                             1,183               6,543
Interactive Intelligence, Inc. *                              107               2,581
Internet.com Corp. * (a)                                      268               1,591
Intertrust Technologies Corp. *                             1,367               4,614
Intrusion.com, Inc. * (a)                                     359               1,705
JDA Software Group, Inc. *                                    461               6,022
Manhattan Associates, Inc. *                                   94               4,007
Manugistics Group, Inc. * (a)                                 948              54,036
Mapinfo Corp. * (a)                                           294              13,891
Matrixone, Inc. *                                             137               2,492
MCSi, Inc. *                                                  226               4,831
Mentor Graphics Corp. *                                     1,319              36,190
Mercator Software, Inc. * (a)                                 577               3,101
MicroStrategy, Inc., Class A * (a)                            553               5,253
Midway Games, Inc. *                                          663               4,707
Netegrity, Inc. *                                             538              29,254
Netscout Systems, Inc. *                                      313               3,130
New Era Of Networks, Inc. * (a)                               552               3,243
Nhancement Technologies, Inc. * (a)                           207               1,022
Novadigm, Inc. *                                              308               1,944
NYFIX, Inc. *                                                 444              10,739
Objective Systems Integrators, Inc. *                         424               7,473
Onyx Software Corp. *                                         443               4,873
Progress Software Corp. *                                     712              10,279
Project Software & Development, Inc. *                        299               3,210
Puma Technology, Inc. *                                       692               2,876
Saba Software, Inc. * (a)                                      98               1,544
Saga Systems, Inc. *                                          628               7,183
Sanchez Computer Associates, Inc. *                           285               2,351
Secure Computing Corp. *                                      528               5,214
Serena Software, Inc. *                                       315              10,784
Silverstream Software, Inc. * (a)                             252               5,198
Starbase Corp. * (a)                                          995               2,332
Symantec Corp. *                                              311              10,380
Take Two Interactive Software *                               607               6,980
Transaction Systems Architects, Inc., Class A *               691               7,990
Ulticom, Inc. *                                                93               3,168
Universal Access, Inc. *                                      277               2,216
Vertel Corp. *                                                638               1,495
Vertex Industries, Inc. *                                     272               1,700
Viewpoint Corp. *                                             517               2,811
Zixit Corp. *                                                 351               3,071
                                                                          -----------
                                                                              650,169
STEEL - 0.24%
Alaska Steel Holding Corp.                                  1,714              14,998
Bethleham Steel Corp. *                                     2,857               5,000
Carpenter Technology Corp.                                    391              13,685
NS Group, Inc. *                                              389               3,676
Quanex Corp.                                                  323               6,500
Reliance Steel & Aluminum Company                             424              10,494
Ryerson Tull, Inc. (a)                                        568               4,686
Steel Dynamics, Inc. *                                        911              10,021
Texas Industries, Inc. (a)                                    444              13,320
Worthington Industries, Inc.                                1,494              12,045
                                                                          -----------
                                                                               94,425
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.62%
Adelphia Business Solutions, Class A * (a)                    643               2,733
AirGate PCS, Inc. * (a)                                       201               7,135
Alamosa PCS Holdings, Inc.                                    247               1,976
Carrier Access Corp. *                                        218               1,962
Choice One Communications, Inc. * (a)                         221               2,058
Com21, Inc. *                                                 480               2,250
Commonwealth Telephone Enterprises *                          228               7,980
Corsair Communications, Inc. *                                427               3,042
CT Communications, Inc.                                       366               5,147
CTC Communications Group, Inc. * (a)                          367               1,697
Fibernet Telecom Group, Inc. *                                237               1,304
General Communication, Inc. *                                 931               6,517
Golden Telecom, Inc. *                                        204               1,046
Ibasis, Inc. *                                                282               1,163
IDT Corp. *                                                   498              10,147
Illuminet Holdings, Inc. *                                    465              10,666
Impsat Corp. *                                                281               1,229
InterDigital Communication Corp. *                          1,087               5,877
ITC DeltaCom, Inc. *                                        1,099               5,924
Latitude Communications, Inc. *                               325               1,259
Leap Wireless International, Inc. *                           560              14,000
MCK Communications, Inc. *                                    222               1,873
McLeodUSA, Inc. * (a)                                         324               4,577
Metricom, Inc. *                                              455               4,578
Mpower Communications Corp. * (a)                           1,033               5,294
MRV Communications, Inc. * (a)                              1,016              13,589
Net2Phone, Inc. *                                             237               1,748
Network Equipment Technologies *                              495               3,187
Ntelos, Inc.                                                  297               5,235
Nucentrix Broadband Networks *                                255               2,869
P-Com, Inc. *                                               1,689               5,173
Plantronics, Inc. *                                           995              46,765
Price Communications Corp. * (a)                              955              16,056
SBA Communications Corp. *                                    550              22,584
Symmetricom, Inc. *                                           494               4,816

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Tut Systems, Inc. * (a)                                       337              $2,780
Weblink Wireless, Inc. *                                    1,076               3,699
Westell Technologies, Inc. * (a)                              609               1,865
                                                                          -----------
                                                                              241,800
TELEPHONE - 0.09%
Centennial Communications Corp. *                             181               3,394
Hickory Tech Corp.                                            310               6,355
Intermedia Communications, Inc. * (a)                       1,047               7,525
North Pittsburgh Systems, Inc.                                389               4,279
Primus Telecommunication Group, Inc. * (a)                    646               1,494
Rural Cellular Corp., Class A *                               216               6,399
Viatel, Inc. * (a)                                          1,080               4,016
                                                                          -----------
                                                                               33,462
TIRES & RUBBER - 0.14%
Bandag, Inc.                                                  237               9,613
Carlisle Companies, Inc.                                      614              26,364
Cooper Tire & Rubber Company                                1,326              14,089
Myers Indiana, Inc.                                           382               5,539
                                                                          -----------
                                                                               55,605
TOBACCO - 0.08%
Schweitzer Mauduit International, Inc.                        343               6,568
Universal Corp.                                               571              19,985
Vector Group, Ltd. (a)                                        279               4,412
                                                                          -----------
                                                                               30,965

TOYS, AMUSEMENTS & SPORTING GOODS - 0.02%
Jakks Pacific, Inc. *                                         450               4,106
Russ Berrie & Company, Inc.                                   230               4,859
                                                                          -----------
                                                                                8,965
TRANSPORTATION - 0.10%
Alexander & Baldwin, Inc.                                     825              21,656
M.S. Carriers, Inc. *                                         207               6,779
Overseas Shipholding Group, Inc.                              520              11,928
                                                                          -----------
                                                                               40,363
TRAVEL SERVICES - 0.03%
Hotel Reservations Network, Inc., Class A *                   124               3,518
Pegasus Systems, Inc. *                                       518               3,594
Travelocity.com, Inc. *                                       344               4,171
                                                                          -----------
                                                                               11,283

TRUCKING & FREIGHT - 0.55%
Airborne, Inc.                                                997               9,721
American Freightways Corp. *                                  450              12,572
CNF Transportation, Inc. (a)                                  977              33,035
Cyber Care, Inc. * (a)                                      1,040               2,210
EGL, Inc. *                                                   570              13,644
Expedia, Inc., Class A *                                      161               1,540
Forward Air Corp. *                                           281              10,485
Fritz Companies, Inc. *                                       471               2,855
Kirby Corp. *                                                 515              10,815
Landstar Systems, Inc. *                                      182              10,090
Midwest Express Holdings, Inc. * (a)                          311               4,568
Pittston Brinks Group                                       1,067              21,207
Roadway Express, Inc.                                         268               5,678
Ryder Systems, Inc.                                         1,205              20,033
Swift Transportation, Inc. *                                  884              17,514
U.S. Freightways Corp.                                        538              16,182
Werner Enterprises, Inc.                                      578               9,826
Yellow Corp. *                                                513              10,444
                                                                          -----------
                                                                              212,419

TOTAL COMMON STOCKS
(Cost: $16,363,441)                                                       $17,736,670
                                                                          -----------

                                                          PRINCIPAL
                                                            AMOUNT           VALUE
                                                            ------           -----
RIGHTS -  0.00%
REAL ESTATE - 0.00%
Tejon Ranch Company *                                         162                  $5
                                                                          -----------
TOTAL RIGHTS
(Cost: $0)                                                                         $5
                                                                          -----------

                                                          PRINCIPAL
                                                            AMOUNT           VALUE
                                                            ------           -----
SHORT TERM INVESTMENTS - 43.12%
Bemis Company, Inc.,
   6.60% due 01/12/2001                                $1,000,000         $   997,983
Federal Home Loan Bank,
   6.155% due 02/28/2001                                3,000,000           2,970,251
Federal Home Loan Mortgage Corp., 6.24%
   due 02/06/2001                                       3,000,000           2,981,280
Federal National Mortgage Association,
   6.42% due 01/11/2001                                 3,000,000           2,994,650
Navigator Securities Lending Trust, 6.47%
                                                        3,785,455           3,785,455
United States Treasury Bills,
   6.03% due 01/18/2001 ****                              150,000             149,573
   6.13% due 02/08/2001 ****                            2,100,000           2,086,412
   6.175% due 02/01/2001 ****                             300,000             298,405
   6.19% due 02/01/2001                                   300,000             298,401
   6.20% due 02/08/2001 ****                              150,000             149,018
                                                                          -----------
                                                                          $16,711,428

REPURCHASE AGREEMENTS - 11.12%

Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $4,309,716 on
   01/02/2001, collateralized by
   $2,850,000 U.S. Treasury Bonds,
   13.250% due 05/15/2014 (valued
   at $4,403,250, including interest)                  $4,309,000         $ 4,309,000
                                                                          -----------
TOTAL INVESTMENTS (SMALL CAP INDEX
TRUST) (Cost: $37,383,869)                                                $38,757,103
                                                                          ===========

INTERNATIONAL INDEX TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 95.30%
AUSTRALIA - 2.28%
Amcor, Ltd.                                                 2,942              $8,585
AMP Diversified Property Trust                              1,997               2,722
AMP, Ltd.                                                   6,519              73,338
Aristocrat Leisure, Ltd.                                    4,248              12,216
Austrailia Gas & Light                                      1,592              11,270
Boral, Ltd. New *                                           2,671               3,076
Brambles Industries, Ltd.                                   1,074              25,096
British American Tobacco Australasia,
   Ltd.-AUD                                                   708               5,199
Broken Hill Proprietary Company                            10,190             107,465
Coca-Cola Amatil, Ltd.                                      4,836              12,597
Coles Myer, Ltd.                                            3,489              13,541
Commonwealth Bank of Australia                              6,234             107,184
Computershare, Ltd.                                         1,431               6,869
CSL, Ltd.                                                     623              13,538
CSR, Ltd.                                                   4,878              12,698


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
AUSTRALIA - CONTINUED
David Jones, Ltd.                                           1,849              $1,414
Delta Gold, Ltd. *                                          1,020                 653
F.H. Faulding & Company, Ltd.                                 759               4,987
Fosters Brewing Group                                       8,147              21,394
Futuris Corp., Ltd.                                         2,729               2,733
General Property Trust                                      7,232              11,133
Goodman Fielder, Ltd.                                       5,993               4,201
Hanson PLC                                                    387               2,595
Howard Smith, Ltd.                                            924               4,318
Iluka Resources                                             1,048               2,413
James Hardie Industries, Ltd.                               1,914               3,833
Leighton Holdings                                           1,235               4,336
Lend Lease Corp.                                            2,406              22,408
Mayne Nickless, Ltd.                                        1,631               5,299
MIM Holdings, Ltd.                                          8,079               5,214
National Australia Bank, Ltd.                               8,224             131,818
Newcrest Mining                                             1,139               2,771
News Corp., Ltd.                                           10,747              83,707
Normandy Mining, Ltd.                                       8,179               4,414
OneSteel, Ltd. *                                            2,084               1,101
Orica, Ltd.                                                 5,185              16,616
Pacific Dunlop, Ltd.                                        4,837               4,037
PaperlinkX, Ltd.                                            1,208               2,224
QBE Insurance Group, Ltd.                                   1,962              10,795
Rio Tinto, Ltd.-AUD                                         1,059              17,343
Santos, Ltd.                                                2,852               9,552
Sons Of Gwalia, Ltd.                                          542               1,861
Southcorp, Ltd.                                             2,939               8,002
Stockland Trust Group                                       2,018               4,381
Suncorp-Metway, Ltd.                                        1,520               9,114
TABCORP Holdings, Ltd.                                      1,743              10,642
Telstra Corp.                                              41,565             148,530
Transurban Group *                                          6,659              16,886
Wesfarmers, Ltd.                                            1,274              11,470
Westfield Trust                                             7,794              14,726
Westpac Banking Corp., Ltd.                                 8,626              63,319
WMC, Ltd.                                                   3,677              15,664
Woolworths, Ltd.                                            5,395              25,273
                                                                          -----------
                                                                            1,126,571
AUSTRIA - 0.23%
AMS Austria Mikros *                                           14               1,183
Austria Tabakwerke AG                                         104               5,767
Austrian Airlines AG                                          160               1,846
Bank Austria AG                                               548              30,154
BBAG Oest Brau Beteiligungs                                    42               1,814
Bohler Uddeholm AG                                             52               1,685
BWT AG                                                         80               2,655
Flughafen Wien AG                                              99               3,746
Generali Holding Vien                                          36               6,186
Lenzing AG                                                     17               1,277
Mayr Melnhof Karto                                             56               2,469
Oesterreichische Elektrizitaets AG                            145              14,705
OMV AG                                                        383              29,670
RHI AG                                                         94               1,854
VA Technologie AG                                              71               2,133
Wienerberger Baustoffindustrie AG                             327               5,874
                                                                          -----------
                                                                              113,018
BELGIUM - 0.81%
Agfa Gevaert NV                                               827              19,717
Barco NV                                                       58               4,351
BarcoNet NV *                                                 116                 947
Bekaert SA                                                    106               4,962
C.M.B. SA                                                      42               3,155
Delhaize-Le Lion SA                                           245              11,652
Electrabel SA                                                 256              57,884
Fortis B                                                    3,453             112,186
Glaverbel SA                                                   33               2,471
Groupe Bruxelles Lambert SA                                   115              27,320
KBC Bancassurance Holding NV                                1,704              73,811
SA D'Ieteren Trading                                           26               5,723
Solvay SA                                                     606              33,801
UCB SA                                                        687              25,468
Union Miniere SA                                              504              18,930
                                                                          -----------
                                                                              402,378
DENMARK - 0.91%
AS Dampskibsselskabet Svendborg                                 4              46,835
AS Det Ostasiatiske Kompagni *                                100               2,166
Bang & Olufsen Holding                                        100               3,626
Carlsberg AS-A                                                200              11,079
Carlsberg AS-B                                                100               5,892
D/S 1912                                                        6              52,123
Danisco AS                                                    300              12,351
Danske Bank                                                 5,500              99,021
FLS Industries                                                200               2,871
Group 4 Falck AS                                              100              13,346
ISS International *                                           200              13,622
Navision Software *                                           100               1,788
Novo Nordisk AS                                               400              71,764
Novozymes AS B Shs *                                          400               8,007
SAS Danmark AS                                                200               2,052
Tele Danmark AS                                             1,000              40,792
Topdanmark AS *                                               200               3,978
Vestas Wind Systems                                           700              37,896
William Demant Holdings                                       500              22,977
                                                                          -----------
                                                                              452,186
FINLAND - 2.72%
Amer Group, Ltd.                                              100               2,629
Asko Oyj                                                      200               3,521
Finnlines Oyj                                                 100               1,690
Instrumentarium Corp.                                         100               1,972
Kemira Oy                                                     600               3,042
Kesko Oyj                                                     400               4,038
Kone Corp.                                                    100               6,996
Metra Oyi-A Shares                                            100               1,831
Metra Oyi-B Shares                                            200               3,700
Nokia AB Oyj                                               24,900           1,110,602
Orion, Series B                                               900              20,113
Outokumpu Oyj                                                 600               4,535
Oyj Hartwall ABP                                              300               5,775
Pohjola Insurance Group, Series B                             100               4,413
Pohjola Yhtyma Oyj                                            100               4,366
Raison Yhtyma Oyj                                             800               1,472
Rautaruukki Oy                                                700               2,511
Sampo Corp. *                                                 300              16,198
Sonera Group PLC                                            4,500              81,552
Stockmann AB- A Shares                                        100               1,070
Stockmann AB-B Shares                                         100                 977
Tieto Corp.                                                   400              11,381
UPM-Kymmene Oyj                                             1,300              44,617
Valmet Rauma                                                  600               6,704
                                                                          -----------
                                                                            1,345,705
FRANCE - 11.05%
Accor SA                                                    1,343              56,749
Alcatel SA                                                  6,391             363,069
Aventis SA                                                  4,108             360,668
AXA-UAP                                                     2,106             304,540
Banque Nationale de Paris                                   2,296             201,581
Bouygues SA                                                 1,928              87,351


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
FRANCE - CONTINUED
Canal Plus *                                                  726              $2,604
Cap Gemini SA                                                 619              99,857
Carrefour                                                   3,805             239,027
Casino Guich Perrachon SA                                     381              38,423
Club Mediterranee SA                                           73               6,231
Coflexip SA                                                    85              10,807
Compagnie de Saint-Gobain                                     410              64,409
CPR SA *                                                       55               2,755
CSF Thomson                                                   789              37,821
Dassault Systemes SA                                          532              36,467
Eridania Beghin-Say SA                                        125              10,869
Essilor International SA                                       50              16,315
France Telecom, ADS                                         5,413             467,364
Gecina                                                         91               8,716
Groupe Danone                                                 863             130,143
Groupe GTM                                                     72              10,439
Imerys                                                         76               8,635
L'Air Liquide SA *                                            576              85,943
L'Oreal SA                                                  3,633             311,460
Lafarge SA                                                    494              41,423
Lagardere S.C.A.                                              948              55,013
LVMH                                                        2,512             166,293
Michelin (CGDE)-B                                             634              22,950
Pechiney SA                                                   384              17,556
Pernod-Ricard SA                                              265              18,289
Peugeot SA                                                    309              70,304
Pinault-Printemps-Redoute                                     666             143,148
Publicis Groupe SA                                          1,027              34,707
Sagem SA                                                      180              24,068
Sanofi Synthelabo                                           4,041             269,409
Schneider Electric SA                                         759              55,377
SEB SA *                                                       73               3,972
Sidel SA                                                      159               7,226
Simco                                                          90               6,220
Societe BIC SA                                                260              10,227
Societe Eurafrance SA                                          20              14,536
Societe Generale                                            2,200             136,756
Societe Generale d'Enterprises SA                             377              23,187
Sodexho Alliance SA                                           158              29,272
STMicroelectronics NV                                       4,878             212,991
Suez Lyonn Eaux                                             1,022             186,653
Technip SA                                                     74              10,743
TOTAL Fina SA, B Shares                                     3,908             581,266
Unibail SA                                                     69              10,995
Usinor SA                                                   1,144              15,104
Valeo                                                         390              17,417
Vivendi Universal SA                                        4,800             315,955
Zodiac SA                                                      24               6,626
                                                                          -----------
                                                                            5,469,926
GERMANY - 7.81%
Adidas-Salomon AG                                             200              12,395
Allianz AG Holding                                          1,300             486,571
BASF AG                                                     3,300             149,264
Bayer AG                                                    3,800             199,355
Bayerische Hypo-Und Vereinsbank AG                          2,200             124,568
Beiersdorf AG                                                 400              41,879
Bilfinger & Berger Bauaktiengesellschaft AG                   200               2,376
Boss Hugo AG *                                                100              28,170
Buderus AG                                                    300               6,448
Continental AG                                                600               9,634
Daimlerchrysler AG                                          5,200             218,456
Deutsche Bank AG                                            3,300             277,365
Deutsche Lufthansa AG                                       1,800              46,396
Deutsche Telekom AG                                        16,100             485,285
Douglas Holding AG                                            200               7,700
Dresdner Bank AG                                            2,800             122,126
Dyckerhoff AG                                                 200               3,512
EM. TV & Merchandising AG *                                   600               3,307
Epcos AG *                                                    300              26,057
FAG Kugelfischer                                              300               2,031
Fresenius Medical                                             600              49,016
Gehe AG                                                       400              15,107
Heidelberg Zement                                             300              13,803
Hochtief AG                                                   400               7,850
Kamps AG                                                      200               2,122
Karstadt Quelle AG                                            600              18,536
Linde AG *                                                    600              29,128
MAN AG                                                        500              12,723
Man AG-Vorzugsaktien                                          200               3,981
Merck & Company, Inc.                                         800              35,306
Metro AG                                                    1,600              74,820
Metro AG-Vorzugsaktien                                        100               2,441
Preussag AG                                                 1,400              50,494
ProSieben Sat.1 Media AG                                      750              22,325
Qiagen NV *                                                   600              21,804
RWE AG                                                      2,600             116,699
RWE AG-Non Voting Preferred                                   400              12,977
SAP AG                                                      1,100             127,873
SAP AG-Vorzug                                                 700              98,464
Schering AG                                                 1,200              68,171
SGL Carbon AG *                                               100               5,348
Siemens AG                                                  3,200             418,268
Thyssen Krupp AG                                            2,400              37,184
VEBA AG                                                     4,000             243,389
Volkswagen AG                                               1,800              94,127
WCM Beteilgungs & Grundbesi                                 2,100              31,156
                                                                          -----------
                                                                            3,866,007
HONG KONG - 2.05%
ASM Pacific Technology, Ltd.                                2,000               2,846
Bank of East Asia                                           6,600              17,093
Cathay Pacific Airways                                     16,000              29,540
CLP Holdings, Ltd.                                         10,000              49,874
Giordano International, Ltd.                                8,000               3,692
Hang Lung Development Company                               6,000               5,308
Hang Seng Bank, Ltd.                                       10,600             142,698
Henderson Land Development                                  8,000              40,719
Hong Kong & China Gas Company, Ltd.                        24,000              35,386
Hong Kong & Shang Hot                                       5,500               3,032
Hopewell Holdings                                           4,000               1,564
Hutchison Whampoa, Ltd.                                    21,800             271,812
Hysan Development Company, Ltd.                             5,000               7,051
Johnson Electronic Holdings                                18,000              27,809
Li & Fung, Ltd.                                            24,000              43,540
New World Development Company                              10,000              12,116
Oriental Press Group *                                     12,000               1,754
Pacific Century *                                          82,920              53,156
Shangri La Asia, Ltd.                                      10,000              10,834
Sino Land Company                                          16,000               8,411
South China Morning Post, Ltd.                              8,000               5,898
Sun Hung Kai Properties, Ltd.                              13,000             129,588
Swire Pacific, Ltd.                                        10,500              75,387
Television Broadcast, Ltd.                                  2,000              10,513
Vatitronix International, Ltd.                              1,000                 917
Wharf Holdings                                             12,000              29,232
                                                                          -----------
                                                                            1,019,770


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
IRELAND - 0.57%
Allied Irish Banks                                          4,700             $54,725
CRH PLC                                                     2,800              52,111
DCC PLC                                                       400               4,037
Eircom PLC                                                 11,400              29,438
Elan Corp. *                                                1,700              81,143
Independent News & Media                                    2,400               6,607
Irish Life & Permanent PLC                                  1,400              17,260
Jurys Doyle Hotel                                             300               2,377
Kerry Group PLC                                               800               9,690
Ryaniar Holdings *                                          1,300              13,910
Smurfit Jefferson                                           2,700               5,269
Waterford Wedgewood PLC                                     3,500               4,004
                                                                          -----------
                                                                              280,571
ITALY - 4.51%
Alitalia Linee *                                            7,000              12,587
Arnoldo Mondadori Editore SPA                               1,000               9,296
Assicurazioni Generali                                      6,500             258,178
Autogrill SPA                                               1,000              12,301
Autostrade SPA                                              6,000              39,720
Banca di Roma                                              25,000              27,137
Banca Intesa SPA                                            4,000              11,568
Banca Intesa SPA                                           26,000             125,000
Banca Popolare di Milano (a)                                1,500               7,465
Benetton Group SPA                                          5,000              10,423
Bipop-Carire SPA                                            8,750              57,103
Bulgari SPA                                                 2,500              30,752
Enel SPA                                                   39,000             151,611
ENI SPA                                                    41,000             261,793
Fiat SPA *                                                  2,000              49,316
Fiat SPA *                                                  1,200              20,170
Gruppo Editoriale L'Espresso SPA                            2,100              18,181
Impregilo SPA                                               5,000               2,723
Italcementi SPA                                             1,000               8,366
Italcementi SPA-RNC                                           500               1,995
Italgas SPA                                                 1,500              15,198
La Rinascente SPA                                           1,000               5,906
La Rinascente SPA-RNC                                         500               1,859
Mediaset SPA                                                7,000              83,543
Mediobanca SPA                                              2,750              31,194
Parmalat Finanziaria SPA                                    7,500              12,148
Pirelli SPA                                                15,000              53,382
RAS SPA                                                     4,500              70,186
San Paolo IMI SPA                                           7,500             121,272
Snia SPA                                                    3,000               6,479
Societa Assicuratrice Industriale                             250               4,956
Societa Assicuratrice Industriale-RNC                         125               1,114
Telecom Italia Mobile SPA-RNC                               7,500              32,748
Telecom Italia Mobile SPA                                  35,250             281,348
Telecom Italia SPA                                         19,500             215,698
Telecom Italia SPA-RNC                                      4,000              24,038
Tiscali SPA *                                                 642              10,881
Uncredito Italiano SPA                                     28,000             146,446
                                                                          -----------
                                                                            2,234,081
JAPAN - 21.84%
Acom Company                                                  700              51,618
Advantest Corp.                                               500              46,798
Ajinomoto Company, Inc.                                     3,000              38,970
Alps Electric Company                                       1,000              15,238
Amada Company, Ltd.                                         2,000              14,871
Aoyama Trading Company                                        300               2,139
Asahi Bank                                                 18,000              61,249
Asahi Breweries                                             4,000              40,763
Asahi Chemical Industries                                   7,000              40,290
Asahi Glass Company                                         6,000              49,493
ASATSU-DK, Inc.                                               200               4,811
Ashikaga Bank *                                             3,000               5,196
Autobacs Seven Company                                        200               4,173
Bank of Tokyo-Mitsubishi, Ltd.                             25,000             248,644
Bank of Yokohama                                            5,000              22,699
Benesse Corp.                                                 500              18,544
Bridgestone Corp.                                           6,000              54,584
Canon, Inc.                                                 4,000             139,958
Casio Computer Company                                      1,000               8,441
Central Japan Railway Company                                  13              79,942
Chichibu Onoda Cement                                       4,000               6,858
Chugai Pharmaceutical Company                               1,000              16,620
Chuo Trust & Banking                                        4,000              12,316
Citizen Watch Company                                       2,000              14,573
Cosmo Oil Company                                           3,000               5,327
Credit Saison Company, Ltd.                                   800              17,110
CSK Corp.                                                     400               5,815
Dai Nippon Printing Company, Ltd.                           4,000              59,517
Daicel Chemical Industries, Ltd.                            2,000               6,071
Daiei, Inc. *                                               3,000               4,802
Daifuku Company                                             1,000               5,843
Daiichi Pharmaceutical Company                              2,000              59,482
Daikin Industries, Ltd.                                     1,000              19,244
Daikyo, Inc. *                                              1,000               1,487
Daimaru, Inc.                                               1,000               2,904
Dainippon Ink & Chemicals, Inc.                             4,000              11,896
Dainippon Screen Company, Ltd. *                            1,000               4,802
Daito Trust Construction Company                              600              10,759
Daiwa Bank                                                 10,000              16,358
Daiwa House Industry Company, Ltd.                          2,000              12,421
Daiwa Securities Group, Inc.                                7,000              73,049
Denki Kagaku Kogyo Kabushiki Kaisha                         2,000               6,875
Denso Corp.                                                 5,000             108,030
East Japan Railway                                             19             111,354
Ebara Corp.                                                 2,000              21,711
Eisai Company                                               1,000              34,990
Fanuc, Ltd.                                                 1,400              95,154
Fuji Machine Manufacturers                                    700              18,737
Fuji Photo Film Company                                     3,000             125,437
Fuji S Ware ABC                                               200              12,894
Fuji Television Network, Inc.                                   2              13,926
Fujikura, Ltd.                                              2,000              14,976
Fujitsu, Ltd.                                              11,000             162,036
Furukawa Electric Company, Ltd.                             4,000              69,804
Gunma Bank                                                  2,000               9,780
Gunze, Ltd.                                                 4,000              13,821
Hankyu Department Stores                                    1,000               4,417
Haseko Corp. *                                              2,000                 630
Hirose Electric Company, Ltd.                                 200              19,244
Hitachi Zosen Corp. *                                       5,000               3,805
Hitachi, Ltd.                                              17,000             151,382
Hokuriku Bank *                                             3,000               6,246
Honda Motor Company                                         5,000             186,319
House Food Corp.                                            1,000              13,034
Hoya Corp.                                                    600              44,087
Inax Corp.                                                  1,000               5,047
Isetan Company, Ltd.                                        1,000              10,541
Ishihara Sangyo *                                           1,000               1,784
Ishikawajima Har *                                          6,000              12,806
Ito-Yokado Company, Ltd.                                    2,000              99,720
Itochu Corp. *                                              7,000              32,575
Japan Air Lines Company                                     8,000              36,599
Japan Energy Corp. *                                        5,000               7,741


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
JAPAN - CONTINUED
Japan Steel Works *                                         2,000              $1,610
Japan Tobacco, Inc.                                            12              93,002
JGC Corp.                                                   1,000               6,814
Jusco Company                                               2,000              43,387
Kadokawa Shoten Publishing                                    200               5,301
Kajima Corp.                                                5,000              13,865
Kamigumi Company                                            1,000               4,461
Kanebo *                                                    2,000               4,951
Kaneka Corp.                                                2,000              18,912
Kansai Electric Power Company                               5,700              96,679
Kao Corp.                                                   4,000             116,165
Katokichi Company                                             600              15,745
Kawasaki Heavy Industries *                                 7,000               7,470
Kawasaki Kisen                                              3,000               4,514
Kawasaki Steel Corp.                                       15,000              15,483
Keihin Electric Express Railway Company,
   Ltd.                                                     7,000              27,799
Kikkoman Corp.                                              1,000               7,400
Kinden Corp.                                                1,000               5,730
Kinki Nippon Railway                                        8,000              33,310
Kirin Brewery Company, Ltd.                                 5,000              44,743
Kokuyo Company                                              1,000              14,853
Komatsu                                                     5,000              22,087
Komori Corp.                                                1,000              16,620
Konami Company                                                700              52,476
Konica Corp.                                                2,000              16,358
Koyo Seiko Company                                          1,000               7,129
Kubota Corp.                                                7,000              21,309
Kuraray Company                                             2,000              18,684
Kurita Water Industries                                     1,000              13,077
Kyocera Corp.                                               1,000             109,080
Kyowa Exeo Corp.                                            1,000              10,313
Kyowa Hakko Kogyo                                           2,000              13,821
Makita Corp.                                                1,000               6,998
Marubeni Corp. *                                            7,000              16,533
Marui Company, Ltd.                                         2,000              30,178
Matsushita Electric Industrial Company,
   Ltd.                                                    11,000             262,684
Meiji Milk Product                                          1,000               4,374
Meiji Seika Kaisha, Ltd.                                    2,000              11,424
Meitec Corp.                                                  200               6,403
Minebea Company                                             2,000              18,509
Mitsubishi Chemical Corp.                                  10,000              26,330
Mitsubishi Corp.                                            9,000              66,288
Mitsubishi Electric Corp.                                  12,000              73,793
Mitsubishi Estate Company, Ltd.                             8,000              85,374
Mitsubishi Gas Chemical Company, Inc.                       2,000               6,036
Mitsubishi Heavy Industries, Ltd.                          20,000              87,124
Mitsubishi Logistc Corp.                                    1,000               8,747
Mitsubishi Materials Corp.                                  5,000              11,940
Mitsubishi Paper Company                                    2,000               4,181
Mitsubishi Rayon Company, Ltd.                              3,000               9,001
Mitsubishi Trust & Banking                                  8,000              55,004
Mitsui & Company, Ltd.                                      9,000              56,604
Mitsui Energy & Shiping *                                   4,000               3,674
Mitsui Fudosan Company                                      4,000              39,713
Mitsui Marine and Fire Insurance
   Company, Ltd.                                            4,000              22,918
Mitsui Mining & Smelting Company, Ltd.                      4,000              30,791
Mitsukoshi, Ltd. * (a)                                      4,000              16,305
Mizuho Holdings                                                46             284,885
Mori Seiki Company                                          1,000              11,092
Murata Manufacturing Company, Ltd.                          1,300             152,379
Mycal Corp.                                                 6,000              12,859
Namco, Ltd.                                                   400               7,348
NEC Corp.                                                   9,000             164,538
NGK Insulators, Ltd.                                        2,000              26,470
NGK Spark Plug Company                                      1,000              14,608
Nichiei Company *                                             300               1,593
Nichirei Corp.                                              1,000               4,199
Nidec Corp.                                                   300              14,171
Nikon Corp.                                                 2,000              21,379
Nintendo Company                                              800             125,892
Nippon Comsys Corp.                                         1,000              17,932
Nippon Express Company                                      5,000              30,178
Nippon Light Metal                                          3,000               2,283
Nippon Meat Packer                                          1,000              13,611
Nippon Mitsubishi Oil Corp.                                 7,000              33,677
Nippon Paper Industries                                     4,000              23,828
Nippon Sheet Glass                                          2,000              24,388
Nippon Shinpan Company                                      1,000               1,268
Nippon Shokubai Company                                     1,000               3,831
Nippon Steel Corp.                                         32,000              52,904
Nippon Suisan Kaisha, Ltd.                                  1,000               1,557
Nippon Telegraph & Telephone Corp.                             68             489,538
Nippon Yusen KK                                             6,000              24,773
Nishimatsu Construction Company, Ltd.                       1,000               3,411
Nissan Motor Company *                                     22,000             126,627
Nisshin Flour Mill                                          1,000               8,485
Nisshinbo Ind, Inc.                                         1,000               4,549
Nissin Food Products                                          600              14,643
Nitto Denko Corp.                                           1,000              27,117
NOF Corp.                                                   1,000               2,047
Nomura Securities Company, Ltd.                            10,000             179,759
Noritake Company                                            1,000               5,362
NSK, Ltd.                                                   3,000              18,343
NTN Corp.                                                   2,000               6,211
Obayashi Corp.                                              4,000              17,215
Oji Paper Company                                           5,000              25,805
Okuma Corp.                                                 1,000               3,158
Okumura Corp.                                               1,000               3,368
Olympus Optical Company                                     1,000              17,276
Omron Corp.                                                 1,000              20,775
Onward Kashiyama Company, Ltd.                              1,000               8,310
Orient Corp. *                                              2,000               2,449
Oriental Land Company, Ltd.                                   500              33,459
Orix Corp.                                                    400              40,098
Osaka Gas Company                                          12,000              36,424
Penta-Ocean Construction Company, Ltd.                      2,000               2,327
Pioneer Electronic Corp.                                    1,000              26,680
Promise Company, Ltd.                                         600              42,512
Rohm Company                                                  700             132,873
Sakura Bank                                                21,000             126,749
Sanden Corp.                                                1,000               4,645
Sankyo Company                                              2,000              47,936
Sanrio Company                                                600              10,497
Sanwa Shutter Corp.                                         1,000               2,003
Sanyo Electric Company                                     11,000              91,410
Sapporo Breweries                                           2,000               5,861
Secom Company, Ltd.                                         1,500              97,752
SEGA Enterprises *                                            600               5,836
Seino Transportation                                        1,000               4,207
Seiyu, Ltd. *                                               1,000               2,650
Sekisui Chemical Company, Ltd.                              3,000               8,529
Sekisui House                                               3,000              27,423
Sharp Corp.                                                 6,000              72,323
Shimachu Company                                              200               2,362


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
JAPAN - CONTINUED
Shimamura Company                                             200             $10,969
Shimano, Inc.                                                 700              13,747
Shimizu Corp.                                               4,000              11,826
Shin-Etsu Chemical Company, Ltd.                            2,000              76,977
Shionogi & Company                                          2,000              40,763
Shiseido Company                                            2,000              22,306
Shizuoka Bank                                               4,000              36,354
Sho Bond Corp.                                                100               1,373
Showa Denko KK *                                            5,000               6,823
SMC Corp.                                                     400              51,435
Snow Brand Milk                                             2,000               6,875
SOFTBANK CORP                                               1,700              59,036
Sony Corp.                                                  4,800             331,701
Sumitomo Bank, Ltd.                                        18,000             184,692
Sumitomo Chemical Company, Ltd.                             8,000              39,678
Sumitomo Corp.                                              5,000              35,952
Sumitomo Electric Industries, Ltd.                          4,000              65,570
Sumitomo Forestry                                           1,000               7,042
Sumitomo Heavy Industry                                     3,000               4,671
Sumitomo Marine & Fire Insurance
   Company, Ltd.                                            3,000              19,340
Sumitomo Metal Industry *                                  17,000               9,666
Sumitomo Metal Mining                                       3,000              15,693
Sumitomo Osaka Cement Company, Ltd.                         2,000               6,683
Taisei Corp.                                                5,000              10,016
Taisho Pharm Company                                        2,000              54,059
Taiyo Yuden Company                                         1,000              33,415
Takara Shuzo Company                                        1,000              17,460
Takashimaya Company                                         3,000              20,390
Takeda Chemical Industries, Ltd.                            5,000             295,661
Takefuji Corp.                                              1,100              69,279
Teijin, Ltd.                                                4,000              20,644
Teikoku Oil Company                                         4,000              16,655
Terumo Corp.                                                1,000              21,868
The 77th Bank, Ltd.                                         2,000              11,389
The Bank of Fukuoka, Ltd.                                   3,000              12,806
The Joyo Bank, Ltd.                                         4,000              12,701
Tobu Railway Company                                        4,000              11,756
Toda Corp.                                                  2,000               9,150
Toei Company                                                1,000               3,516
Toho Company                                                  100              13,786
Tohoku Electric Power                                       2,400              32,057
Tokai Bank                                                 11,000              47,629
Tokio Marine & Fire Insurance Company                       9,000             103,053
Tokyo Broadcasting Company                                  1,000              29,566
Tokyo Dome Corp. *                                          1,000               3,674
Tokyo Electric Power Company                                6,400             158,712
Tokyo Electron, Ltd.                                        1,000              54,934
Tokyo Gas Company                                          13,000              38,436
Tokyo Style Company                                         2,000              18,335
Tokyu Corp.                                                 5,000              26,942
Toppan Printing Company                                     4,000              34,815
Toray Industries, Inc.                                      7,000              26,330
Toshiba Corp.                                              17,000             113,611
Tosoh Corp.                                                 3,000               8,214
Tostem Corp.                                                1,000              12,413
Toto, Ltd.                                                  2,000              14,258
Toyo Seikan Kaisha                                          1,000              16,270
Toyobo Company                                              3,000               5,957
Toyota Motor Corp.                                         19,800             632,173
Trans Cosmos, Inc.                                            100               4,330
Tsubakimoto Chain Company                                   1,000               3,009
UBE Industries                                              4,000               8,992
UNI Charm Corp.                                               300              15,220
UNY Company, Ltd.                                           1,000              10,672
Wacoal Corp.                                                1,000               8,328
World Company                                                 400              15,115
Yakult Honsha Company                                       1,000              11,634
Yamaha Corp.                                                1,000               9,797
Yamanouchi Pharmaceutical Company, Ltd.                     2,000              86,424
Yamato Transport Company, Ltd.                              3,000              55,108
Yamazaki Baking Company                                     1,000               6,954
Yokogawa Electric Corp.                                     1,000               8,441
                                                                          -----------
                                                                           10,811,024
NETHERLANDS - 5.43%
ABN AMRO Holdings                                           8,337             189,605
Aegon NV                                                    7,199             297,839
Ahold Kon NV                                                3,815             123,087
Akzo Nobel NV, ADS                                          1,674              89,912
ASM Lithography Holding NV *                                1,961              44,543
Buhrmann NV                                                   454              12,171
Elsevier NV                                                 3,143              46,217
Getronics NV                                                1,590               9,346
Hagemeyer NV                                                  496              11,061
Heineken NV                                                 1,801             108,994
IHC Caland NV                                                 130               6,104
International Nederlanded Groep NV                          5,113             408,478
KLM NV *                                                      261               6,004
Koninklijke Vopak NV                                          255               5,364
KPN NV                                                      4,917              56,605
Oce-Van Der Grinten                                           397               6,337
Philips Electronics NV                                      7,091             259,813
Royal Dutch Petroleum Company                              11,208             686,816
TNT Post Group NV                                           3,049              73,751
Unilever NV-CVA                                             3,008             190,372
Vedior NV                                                     453               5,466
Vendex KBB NV                                               1,361              17,841
Wolters Kluwer                                              1,307              35,640
                                                                          -----------
                                                                            2,691,366
NEW ZEALAND - 0.08%
Brierley Investment, Ltd. *                                12,900               1,598
Carter Holt Harvey                                          8,200               5,951
Contact Energy                                              2,800               3,283
Fisher & Paykel (a)                                           600               2,119
Fletcher Challenge Building                                 1,600               1,388
Fletcher Challenge Energy                                   1,600               6,053
Fletcher Challenge Forests *                                4,000                 496
Telecom Corp. of New Zealand, Ltd.                          8,200              17,453
                                                                          -----------
                                                                               38,341
NORWAY - 0.43%
Bergesen d.y. ASA-A Shares                                    300               4,706
Bergesen d.y. ASA-B Shares                                    100               1,444
Christiania Bank Kreditkasse                                2,600              14,629
DNB Holding ASA                                             3,700              19,976
Elkem AS                                                      200               3,183
Hafslund ASA-A Shares                                         300               1,500
Hafslund ASA-B Shares                                         200                 568
Kvaerner ASA, Series A *                                      300               2,131
Merkantildata ASA *                                           700               2,729
Norsk Hydro AS                                              1,800              76,314
Norske Skogsindust                                            600              25,302
Orkla SA                                                    1,000              19,778
Petroleum Geo-Services ASA *                                  500               6,592
SAS Norge ASA                                                 200               2,125
Schibsted ASA                                                 300               3,700
Smedvig                                                       200               1,614


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
NORWAY - CONTINUED
Smedvig, Series A                                             200              $1,910
Storebrand ASA                                              1,300               9,235
Tomra Systems ASA                                             800              15,549
                                                                          -----------
                                                                              212,985
PORTUGAL - 0.49%
Banco Comercial Portugues SA                                8,456              44,862
Banco Espirito Santo                                        1,803              30,305
BPI-SGPS SA *                                               2,657               8,333
Brisa Auto Estrada                                          1,411              12,587
Cimpor-Cimentos de Portugual SA                               632              15,786
Corticeira Amorim SA                                          335                 337
Elec De Portugal                                           14,110              46,638
Jeronimo Martins SGPS                                         451               4,658
Portucel Industria Empresa SA                                 409               2,784
Portugal Telecom                                            7,288              66,655
Sonae, S.G.P.S. SA                                          1,715               1,932
Sonae, S.G.P.S. SA *                                        5,145               5,652
                                                                          -----------
                                                                              240,529
SINGAPORE - 0.97%
Capitaland, Ltd. *                                          6,000              10,393
Chartered Semi Conductors *                                 6,000              16,420
City Developments, Ltd.                                     4,000              18,591
Comfort Group                                               4,500               1,442
Creative Technology, Ltd.                                     450               5,118
Cycle & Carriage, Ltd.                                      1,000               1,917
DBS Group Holdings, Ltd.                                    7,000              79,215
First Capital Corp.                                         2,000               1,617
Fraser & Neave, Ltd.                                        1,000               3,868
Haw Par Corp., Ltd.                                         1,000               2,090
Hotel Properties, Ltd.                                      2,000               1,698
Keppel Corp.                                                4,000               7,806
Natsteel Electronics, Ltd.                                  4,000              18,129
Neptune Orient Lines *                                      6,000               4,711
Overeas Union Enterprises, Ltd.                             1,000               3,926
Overseas-Chinese Banking Corp., Ltd.                        6,000              44,688
Parkway Holdings, Ltd.                                      2,000               3,695
Sembcorp Industries, Ltd.                                   8,000               7,852
Singapore Airlines, Ltd.                                    8,000              79,446
Singapore Press Holdings, Ltd.                              2,000              29,561
Singapore Technologies Engineering, Ltd.                   13,000              20,941
Singapore Telecommunications, Ltd.                         29,000              45,041
Straits Trading Company                                     1,000               1,016
United Industrial Corp., Ltd.                               6,000               2,945
United Overseas Bank                                        8,000              60,046
United Overseas Land, Ltd.                                  3,000               2,685
Venture Manufacturing (Singapore), Ltd.                     1,000               6,698
                                                                          -----------
                                                                              481,555
SPAIN - 2.84%
Acerinox SA                                                   275               8,392
ACS, Actividades de Construccion y
   Servicios SA                                               301               7,094
Aguas De Barcelona                                            651               7,953
Altadis SA                                                  1,642              25,440
Asturiana De Zinc                                             190               1,659
Autopistas Concesionaria Espanola SA
   Registered Shares                                        3,665              32,040
Azucarera Ebro Agricolas SA                                   312               3,557
Banco Bilbao Vizcaya SA                                    17,123             254,844
Banco Santander Central, Hispano, SA                       24,550             262,798
Corporation Mapfre SA                                         285               5,433
Cortefiel SA                                                  184               3,058
Endesa SA                                                   6,071             103,467
Fabrica Espanola Productos Quimicos y
   Farmaceuticos, S.A.                                        156               1,890
Fomento de Construcciones SA                                  565              10,717
Gas Natural SDG SA                                          2,106              38,364
Grupo Dragados SA                                             811               8,834
Grupo Empresarial Ence SA                                     100               1,634
Iberdrola SA (a)                                            5,711              71,591
Inmobiliaria Urbis SA *                                       389               1,739
Metrovacesa SA                                                245               3,552
Portland Valderrivas SA                                       102               1,956
Prosegur Seguridad                                            282               3,178
Puleva SA                                                   1,437               1,956
Repsol-YPF, SA                                              7,434             118,808
Sol Melia SA *                                                807               8,343
Telefonica SA *                                            22,241             367,564
TelePizza SA *                                              1,010               2,390
Union Electrica Fenosa SA                                   1,433              26,306
Uralita SA                                                    239               1,369
Vallehermoso SA                                               607               3,693
Viscofan Envoltura                                            230                 983
Zardoya Otis                                                  641               5,628
Zeltia SA *                                                 1,075              12,567
                                                                          -----------
                                                                            1,408,797
SWEDEN - 2.63%
Assa Abloy AB                                               1,200              23,456
AssiDoman AB                                                  600              12,078
Atlas Copco AB-A Shares                                       700              15,314
Atlas Copco AB-B Shares                                       300               6,277
Drott AB                                                      500               6,886
Electrolux AB                                               1,700              22,063
Gambro AB-A Shares                                            400               2,860
Granges AB                                                    200               2,924
Hennes & Mauritz AB                                         4,600              71,152
Incentive AB, Series A                                      1,200               8,709
L.M. Ericsson Telefonaktiebolaget,
   Series B                                                41,400             471,501
Modern Time Group *                                           700              18,540
Netcom Systems AB *                                         1,050              43,606
Nordea AB                                                  17,000             128,774
OM Gruppen AB                                                 400               9,874
Sandvik AB                                                  2,100              50,503
Securitas AB                                                1,700              31,518
Skandia Foersaekrings AB                                    6,000              97,574
Skandinaviska Enskilda Baken, Series A                      3,400              37,462
Skanska AB                                                  1,000              41,318
SKF AB-A Shares (a)                                           200               2,786
SKF AB-B Shares                                               300               4,529
SSAB Svenskt Stal AB, Series A                                400               3,814
SSAB Svenskt Stal AB, Series B                                200               1,812
Svenska Cellulosa                                           1,100              23,366
Svenska Handelsbanken AB-A Shares                           4,200              71,861
Svenska Handelsbanken AB-B Shares                             300               5,085
Swedish Match Company                                       2,000               7,797
Telia AB *                                                  6,600              33,913
Trelleborg AB                                                 600               4,323
Volvo AB-A Shares                                             700              11,495
Volvo AB-B Shares                                           1,400              23,212
WM Data AB                                                  1,600               7,679
                                                                          -----------
                                                                            1,304,061
SWITZERLAND - 6.90%
ABB AG-CHF                                                  1,700             181,180
Adecco SA                                                     100              62,928


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
SWITZERLAND - CONTINUED
Alusuisse Lonza Group AG *                                     30             $16,657
Ascom Holding AG                                              100               6,540
Charles Vogele Holding                                        100              14,807
Credit Suisse Group                                         1,600             304,029
Forbo Holdings AG                                              10               4,504
Georg Fischer AG                                               20               5,676
Givaudan AG *                                                  40              10,574
Holderbank Financiere Glarus AG                                50              16,349
Holderbank Financiere Glarus AG-B                              30              36,091
Jelmoli Holding AG                                             10               3,085
Kudelski SA *                                                  26              28,873
Kuoni Reisen Holding                                           11               4,750
Nestle SA                                                     200             466,408
Novartis AG                                                   380             671,664
PubliGroupe SA                                                 30              14,436
Roche Holdings AG-Bearer                                        8              99,204
Roche Holdings AG-Genusscheine                                 37             376,871
SAirgroup                                                      50               7,974
Schindler Holding AG                                            5               7,863
Schweizerische
   Ruckversichererungs-Gesellschaft                            70             167,777
Societe Generale de Surveillance Holding
   SA                                                          10               3,085
Societe Generale de Surveillance Holding
   SA-B                                                        10              14,498
Sulzer AG *                                                    20              14,424
Swisscom AG                                                   430             111,817
Syngenta AG-CHF *                                             573              30,755
The Swatch Group AG                                           100              26,097
The Swatch Group AG-B                                          20              24,986
UBS AG                                                      2,370             386,739
Unaxis Holding AG *                                           100              22,518
Valora Holding AG                                              20               4,275
Zurich Finance Services Group-CHF                             442             266,416
                                                                          -----------
                                                                            3,413,850
UNITED KINGDOM - 20.74%
3I Group                                                    3,719              68,845
Abbey National                                              7,867             143,397
Airtours PLlC                                               2,248               6,756
AMEC PLC                                                    1,014               5,231
Amvescap                                                    4,151              85,284
Arm Holdings *                                              4,459              33,738
AstraZeneca Group PLC                                       9,270             467,823
AWG PLC                                                     1,280              11,005
BAA PLC                                                     5,015              46,343
BAE Systems PLC                                            17,142              97,916
Barclays PLC                                                8,661             268,340
Barratt Developments                                        1,099               4,848
Bass PLC                                                    5,849              63,758
BBA Group PLC                                               2,012              11,132
Berkeley Group                                                596               6,693
BG Group PLC                                               20,987              82,220
Bicc PLC                                                    1,981               3,525
Blue Circle Industries PLC                                  3,294              21,722
BOC Group PLC                                               3,644              55,415
Boots Company                                               4,257              38,766
BP Amoco PLC                                              119,285             963,181
British Airways                                             5,048              29,476
British American Tobacco Australasia,
   Ltd.-GBP                                                12,673              96,597
British Land Company PLC                                    2,436              17,302
British Sky Broadcast *                                    10,304             172,719
British Telecommunications PLC                             34,240             292,859
BTG PLC *                                                     798              17,541
Bunzl PLC                                                   2,150              13,181
Burmah Castrol PLC *                                          840              19,934
Cadbury Schweppes                                          12,196              84,436
Canary Wharf Group *                                        3,217              23,451
Capita Group                                                3,045              22,766
Caradon PLC                                                 2,194               6,561
Carlton Communications PLC                                  2,905              26,541
Celltech Group PLC *                                        1,231              21,776
Centrica PLC                                               23,935              92,786
CGU PLC                                                    12,077             195,396
Chubb *                                                     3,430               8,104
CMG PLC                                                     3,027              40,510
Corus Group                                                14,619              15,411
De Lousiana Rue PLC                                           901               5,514
Diageo PLC                                                 17,919             200,957
Dixons Group                                               11,646              39,008
Eidos PLC *                                                   470               1,511
Electrocomponents PLC                                       2,027              20,065
EMI Group PLC                                               3,703              30,454
FKI PLC                                                     2,681               8,820
George Wimpey PLC                                           1,722               3,862
GKN PLC                                                     5,044              53,324
GlaxoSmithKline PLC *                                      32,506             918,658
Granada Compass PLC *                                      11,862             129,216
Great Portland Estates PLC                                  1,013               4,423
Great University Stores                                     4,731              37,175
Halifax Group PLC                                          12,727             126,269
Hammerson PLC                                               1,356               9,388
Hanson PLC                                                  3,065              21,036
Hays PLC                                                   11,668              67,346
Hilton Group PLC                                            7,054              22,045
HSBC Holdings-GBP                                          48,816             718,997
IMI PLC                                                     1,648               5,840
Imperial Chemical Industries PLC                            3,423              28,254
Innogy Holdings PLC                                         5,342              15,417
International Power PLC *                                   5,342              20,050
Invensys PLC                                               17,148              40,129
J. Sainsbury PLC                                           12,267              72,821
Johnson Matthey PLC                                         1,026              16,186
Kidde PLC *                                                 3,430               3,693
Kingfisher PLC                                              6,401              47,642
Land Securities                                             2,553              32,162
LASMO PLC                                                   6,323              18,910
Lattice Group PLC *                                        16,495              37,244
Legal & General Group PLC                                  31,385              86,586
Lloyds TSB Group PLC                                       29,699             314,415
Logica PLC                                                  2,684              70,234
London Bridge Software                                        148                 752
Marconi PLC                                                15,678             168,557
Marks & Spencer PLC                                        13,501              37,550
MEPC PLC *                                                  1,645              13,234
Misys PLC                                                   2,683              26,478
National Grid Group                                         8,992              81,817
Nycomed Amersham PLC                                        2,970              24,759
Ocean Group                                                 2,244              31,877
P&O Princess Cruis *                                        4,767              20,172
Pace Micro Technology PLC                                   2,172              14,777
Pearson PLC                                                 3,784              89,966
Peninsular & Oriental Steam Navigation
   Company                                                  4,767              22,596
Pilkington PLC                                              5,174               8,588
Provident Financial PLC                                     1,222              18,072
Prudential Corp.                                           10,407             167,598
Psion PLC                                                   1,845               7,904


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
UNITED KINGDOM - CONTINUED
Racal Electronics PLC *                                     1,368              $9,164
Railtrack Group PLC                                         2,401              33,209
Rank Group PLC                                              3,639               9,522
Reed International PLC                                      7,343              76,860
Rentokil Initial PLC                                       13,475              46,545
Reuters Group PLC                                           7,406             125,471
Rexam PLC                                                   1,859               6,254
Rio Tinto, Ltd.                                             5,783             101,865
RMC Group PLC                                               1,227              10,807
Royal Bank Scotland Group                                  14,245             336,975
Sage Group PLC                                              6,057              27,782
Schroders PLC                                               1,390              27,457
Scottish Power                                             10,884              86,094
Sema PLC                                                    3,073              13,544
Slough Estates PLC                                          1,933              11,908
Smith & Nephew                                              4,301              19,937
Smiths Industries PLC                                       2,519              30,435
SSL International PLC                                         870               6,505
Stagecoach Holdings PLC                                     7,724               7,623
Tate & Lyle PLC                                             2,146               7,990
Taylor Woodrow PLC                                          1,793               4,772
Tesco PLC                                                  36,214             147,696
Thames Water PLC                                            1,648              29,694
Unilever PLC                                               15,949             136,652
United Utilities PLC                                        2,586              25,715
Vodafone Group PLC                                        325,795           1,195,981
Wolseley PLC                                                2,695              18,537
WPP Group PLC                                               5,288              68,950
                                                                          -----------
                                                                           10,269,577
TOTAL COMMON STOCKS
(Cost: $52,373,944)                                                       $47,182,298
                                                                          -----------

PREFERRED STOCK - 0.92%
AUSTRALIA - 0.18%
News Corp., Ltd.                                           12,486              88,916

FRANCE - 0.01%
Casino Guich Perrachon SA                                      82               5,351

GERMANY - 0.73%
Munchener Ruckversicherungs-Gesellschaft
   AG                                                       1,000             357,816
Volkswagen AG                                                 100               3,061
                                                                          -----------
                                                                              360,877
TOTAL PREFERRED STOCK
(Cost: $435,305)                                                          $   455,144
                                                                          -----------

RIGHTS -  0.01%
SPAIN -  0.01%
Zeltia SA *                                                 1,075               3,109
                                                                          -----------
TOTAL RIGHTS
(Cost: $0)                                                                $     3,109
                                                                          -----------

                                                       PRINCIPAL
                                                         AMOUNT                VALUE
                                                         ------                -----
SHORT TERM INVESTMENTS - 1.30%
Navigator Securities Lending Trust, 6.47%
                                                       $  394,768         $   394,768
United States Treasury Bills,
    6.12% due 01/18/2001 ****                             100,000              99,711
    6.16% due 01/18/2001 ****                              50,000              49,855
    6.165% due 02/15/2001 ****                            100,000              99,229
                                                                          -----------
                                                                          $   643,563

REPURCHASE AGREEMENTS - 2.48%
Repurchase Agreement with State
   Street Bank & Trust Company
   dated 12/29/2000 at 5.90%, to be
   repurchased at $1,228,201 on
   01/02/2001, collateralized by
   $815,000 U.S. Treasury Bonds,
   13.25% due 05/15/2014 (valued at
   $1,259,175, including interest)                     $1,228,000         $ 1,228,000
                                                                          -----------

TOTAL INVESTMENTS (International Index Trust) (Cost:
$54,680,813)                                                              $49,512,114
                                                                          ===========

The Trust had the following five top industry concentrations at December 31, 2000 (as a percentage of total value of investments):

Banking                                          13.86%
Drugs & Health Care                               8.26%
Insurance                                         6.66%
Telecommunications Services                       5.82%
Telephone                                         5.35%

MID CAP INDEX TRUST
                                                          SHARES             VALUE
                                                          ------             -----
COMMON STOCKS - 71.86%
AEROSPACE - 0.29%
Litton Industries, Inc. * (a)                               1,586            $124,798
                                                                          -----------
AIR TRAVEL - 0.31%
Alaska Air Group                                              926              27,549
Atlas Air, Inc. *                                           1,338              43,652
Galileo International, Inc. (a)                             3,108              62,160
                                                                          -----------
                                                                              133,361
ALUMINUM - 0.01%
MAXXAM, Inc. *                                                236               3,584
                                                                          -----------

APPAREL & TEXTILES - 1.38%
Cintas Corp. (a)                                            5,906             314,126
Jones Apparel Group, Inc. *                                 4,178             134,479
Mohawk Industries, Inc. *                                   1,843              50,452
Shaw Industries, Inc.                                       4,346              82,302
Unifi, Inc. *                                               1,885              16,847
                                                                          -----------
                                                                              598,206
AUTO PARTS - 0.26%
Arvinmeritor, Inc.                                          2,486              28,278
Borg-Warner Automotive, Inc. (a)                              917              36,680
Modine Manufacturing Company                                1,024              21,248
Superior Industries International, Inc.                       905              28,564
                                                                          -----------
                                                                              114,770
AUTO SERVICES - 0.16%
Pennzoil-Quaker State Company                               2,750              35,406
United Rentals, Inc. * (a)                                  2,462              33,083
                                                                          -----------
                                                                               68,489
AUTOMOBILES - 0.20%
Federal Signal Corp.                                        1,587              31,145
Lear Corp. *                                                2,255              55,952
                                                                          -----------
                                                                               87,097
BANKING - 5.86%
Associated Banc-Corp                                        2,338              71,017
Astoria Financial Corp.                                     1,747              94,884
Banknorth Group, Inc.                                       5,071             101,103
City National Corp.                                         1,673              64,933


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                          ------             -----
BANKING - CONTINUED
Dime Bancorp, Inc.                                          3,798            $112,278
First Tennessee National Corp. (a)                          4,511             130,537
First Virginia Banks, Inc. (a)                              1,615              77,520
FirstMerit Corp. *                                          3,072              82,128
Greater Bay Bancorp                                         1,401              57,441
Greenpoint Financial Corp. (a)                              3,537             144,796
Hibernia Corp., Class A                                     5,552              70,788
Investors Financial Services Corp.                          1,046              89,956
M & T Bank Corp.                                            3,253             221,204
Marshall & Ilsley Corp.                                     3,643             185,174
Mercantile Bankshares Corp.                                 2,449             105,766
National Commerce Bancorp                                   7,193             178,027
North Fork Bancorporation, Inc. (a)                         5,733             140,817
Pacific Century Financial Corp.                             2,784              49,242
Provident Financial Group, Inc. (a)                         1,708              64,050
Roslyn Bancorp, Inc.                                        2,155              58,858
Silicon Valley Bancshares *                                 1,712              59,171
Sovereign Bancorp, Inc.                                     7,917              64,326
Westamerica Bancorporation                                  1,278              54,954
Wilmington Trust Corp.                                      1,133              70,317
Zions BanCorporation                                        3,046             190,184
                                                                          -----------
                                                                            2,539,471
BROADCASTING - 1.82%
A.H. Belo Corp., Series A                                   3,981              63,696
Chris Craft Industries, Inc. *                              1,226              81,529
Emmis Communications Corp., Class A * (a)                   1,643              47,134
Hispanic Broadcasting Corp. *                               3,814              97,257
Powerwave Technologies, Inc. *                              2,213             129,460
Univision Communications, Inc., Class A *                   7,229             295,937
Westwood One, Inc. *                                        3,833              74,025
                                                                          -----------
                                                                              789,038
BUILDING MATERIALS & CONSTRUCTION - 0.27%
Dycom Industries, Inc. * (a)                                1,467              52,720
Harsco Corp.                                                1,398              34,513
R.P.M., Inc.                                                3,573              30,594
                                                                          -----------
                                                                              117,827
BUSINESS SERVICES - 6.00%
ACNielson Corp. *                                           2,024              73,370
Acxiom Corp. * (a)                                          3,116             121,329
Apollo Group, Inc., Class A * (a)                           2,664             131,035
Banta Corp.                                                   860              21,861
BISYS Group, Inc. *                                         1,985             103,468
Catalina Marketing Corp. *(a)                               1,944              75,695
Choicepoint, Inc. *                                         1,422              93,230
Comdisco, Inc. (a)                                          5,329              60,950
CSG Systems International, Inc. *                           1,839              86,318
DeVry, Inc. *                                               2,440              92,110
Dun & Bradstreet Corp. * (a)                                2,856              73,899
Express Scripts, Inc., Class A                              1,349             137,935
Fiserv, Inc. *                                              4,332             205,499
Gartner Group, Inc., Class B *                              3,005              19,052
GTECH Holdings Corp. * (a)                                  1,211              24,901
Harte Hanks Communications                                  2,352              55,713
Jacobs Engineering Group, Inc. *                              919              42,446
Kelly Services, Inc., Class A (a)                           1,251              29,555
Korn/Ferry International * (a)                              1,321              28,071
Legato Systems, Inc. *                                      3,058              22,744
Macrovision Corp. *                                         1,738             128,639
Manpower, Inc.                                              2,652             100,776
Modis Professional Services, Inc. *                         3,380              13,943
Ogden Corp. *                                               1,738              26,722
Quanta Services, Inc. * (a)                                 2,000              64,375
Rollins, Inc.                                               1,052              21,106
SEI Investment Company                                      1,868             209,216
Sothebys Holdings, Inc. * (a)                               2,064              47,859
SunGuard Data Systems, Inc. *                               4,654             219,320
Sykes Enterprises, Inc. *                                   1,417               6,288
The Titan Corp. *                                           1,886              30,648
True North Communications                                   1,758              74,715
Valassis Communications, Inc. *                             1,875              59,180
Viad Corp.                                                  3,230              74,290
Wallace Computer Series, Inc.                               1,425              24,225
                                                                          -----------
                                                                            2,600,483
CHEMICALS - 1.49%
Airgas, Inc. *                                              2,333              15,894
Albemarle Corp.                                             1,605              39,724
Cabot Corp. (a)                                             2,322              61,243
Cabot Microelectronics Corp. *                                826              42,900
Crompton Corp.                                              3,946              41,433
Cytec Industries, Inc. *                                    1,408              56,232
Ferro Corp.                                                 1,198              27,554
H.B. Fuller Company                                           494              19,490
IMC Global, Inc. (a)                                        4,020              62,561
Lubrizol Corp.                                              1,823              46,942
Lyondell Chemical Company (a)                               4,117              63,042
Minerals Technologies, Inc.                                   710              24,273
NCH Corp.                                                     186               7,068
Olin Corp.                                                  1,567              34,670
Schulman, Inc.                                              1,033              11,879
Solutia, Inc.                                               3,626              43,512
Valspar Corp. (a)                                           1,491              47,980
                                                                          -----------
                                                                              646,397
COMPUTERS & BUSINESS EQUIPMENT - 1.84%
3Com Corp. *                                               12,259             104,201
Affiliated Computer Services, Inc., Class A *(a)            1,860             112,879
Henry, Jack & Associates, Inc. (a)                          1,508              93,684
Infocus Corp. * (a)                                         1,347              19,868
L 3 Communications Holding Corp. *                          1,167              89,859
Quantum Corp. *                                             5,215              69,425
Sandisk Corp. *                                             2,357              65,407
Storage Technology Corp. *                                  3,586              32,274
Structural Dynamics Research Corp. *                        1,243              12,430
Sybase, Inc. *                                              3,070              60,824
Tech Data Corp. *                                           1,880              50,848
Wind River Systems, Inc. *                                  2,548              86,951
                                                                          -----------
                                                                              798,650
CONSTRUCTION MATERIALS - 1.07%
Diebold, Inc.                                               2,504              83,571
Donaldson, Inc. *                                           1,564              43,499
Fastenal Company                                            1,329              72,929
Granite Construction, Inc.                                    956              27,664
Martin Marietta Matls, Inc.                                 1,638              69,287
Nordson Corp.                                               1,131              28,841
Precision Castparts Corp.                                   1,739              73,147
Trinity Industries, Inc.                                    1,306              32,650
USG Corp. (a)                                               1,519              34,177
                                                                          -----------
                                                                              465,765
CONTAINERS & GLASS - 0.23%
Longview Fibre Company                                      1,810              24,435
Sonoco Products Company                                     3,485              75,363
                                                                          -----------
                                                                               99,798
CRUDE PETROLEUM & NATURAL GAS - 0.59%
Helmerich & Payne, Inc.                                     1,746              76,606
National Oilwell, Inc. * (a)                                2,811             108,750
Pioneer Natural Resources Company                           3,555              69,989
                                                                          -----------
                                                                              255,345


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                    ------           -----
DOMESTIC OIL - 0.83%
Murphy Oil Corp.                                     1,578        $   95,370
Noble Affiliates, Inc.                               1,960            90,160
Ultramar Diamond Shamrock Corp.                      3,045            94,014
Valero Energy Corp. (a)                              2,131            79,247
                                                                  ----------
                                                                     358,791

DRUGS & HEALTH CARE - 9.75%
AmeriSource Health Corp., Class A *                  1,814            91,607
Apogent Technologies, Inc. *                         3,683            75,502
Apria Healthcare Group, Inc. * (a)                   1,841            54,770
Barr Laboratories, Inc. * (a)                        1,235            90,078
Beckman Coulter, Inc.                                2,081            87,272
Bergen Brunswig Corp., Class A                       4,718            74,686
Carter Wallace, Inc.                                 1,585            52,899
COR Therapeutics, Inc. * (a)                         1,906            67,067
Covance, Inc. * (a)                                  2,024            21,758
DENTSPLY International, Inc.                         1,803            70,542
Edwards Lifesciences Corp. *                         2,054            36,459
First Health Group Corp. *                           1,667            77,620
Genzyme Corp. * (a)                                  3,323           298,862
Gilead Sciences, Inc. * (a)                          1,647           136,598
Health Management Association, Class A *             8,501           176,396
Health Net, Inc. *                                   4,287           112,266
Hillenbrand Industries, Inc.                         2,189           112,734
ICN Pharmaceuticals, Inc. (a)                        2,788            85,557
IDEC Pharmaceuticals Corp. * (a)                     1,673           317,138
Incyte Pharmacuticals, Inc. *                        2,247            55,894
Ivax Corp. *                                         5,582           213,791
Lincare Holdings, Inc. * (a)                         1,824           104,082
Millennium Pharmaceuticals, Inc. *                   7,442           460,474
Minimed, Inc. *                                      2,259            94,949
Mylan Labs, Inc.                                     4,370           110,069
Omnicare, Inc.                                       3,226            69,762
Oxford Health Plans, Inc. *                          3,017           119,171
Pacificare Health Systems * (a)                      1,196            17,940
Perrigo Company *                                    2,574            21,316
Protein Design Laboratories, Inc. *                  1,517           131,789
Quest Diagnostics, Inc. * (a)                        1,618           229,756
Quorum Health Group, Inc. *                          2,504            39,438
Sepracor, Inc. * (a)                                 2,581           206,803
STERIS Corp. *                                       2,377            38,329
Trigon Healthcare, Inc. *                            1,316           102,401
Vertex Pharmaceuticals, Inc. *                       2,067           147,790
VISX, Inc. *                                         2,129            22,221
                                                                  ----------
                                                                   4,225,786

EDUCATIONAL SERVICES - 0.04%
Sylvan Learning Systems, Inc. *                      1,305            19,330
                                                                  ----------

ELECTRICAL EQUIPMENT - 1.03%
AMETEK, Inc.                                         1,126            29,206
Hubbell Inc., Class B                                2,077            55,041
Plexus Corp. *                                       1,401            42,577
SCI Systems, Inc. * (a)                              5,110           134,776
Sensormatic Electrics Corp. *                        2,710            54,369
Teleflex, Inc.                                       1,340            59,211
Vishay Intertechnology, Inc. *                       4,830            73,054
                                                                  ----------
                                                                     448,234
ELECTRIC UTILITIES - 3.76%
Allete                                               2,608            64,711
Alliant Corp.                                        2,767            88,198
Black Hills Corp.                                      803            35,934
Cleco Corp.                                            788            43,143
Conectiv, Inc.                                       3,103            62,254
DPL, Inc. (a)                                        4,485           148,846
DQE, Inc.                                            1,958            64,125

                                                    SHARES           VALUE
                                                    ------           -----
ELECTRICAL UTILITIES - CONTINUED
Energy East Corp.                                    4,133        $   81,368
Hawaiian Electric Industries, Inc.                   1,150            42,766
IDACORP, Inc.                                        1,310            64,272
IPALCO Enterprises                                   3,079            74,473
Kansas City Power & Light Company                    2,166            59,430
Montana Power Company                                3,700            76,775
Northeast Utilities                                  5,030           121,977
NSTAR                                                1,857            79,619
OGE Energy Corp. * (a)                               2,727            66,641
Potomac Electric Power Company                       3,900            96,369
Public Service Company                               1,369            36,706
Puget Sound Energy, Inc. (a)                         2,999            83,410
TECO Energy, Inc. (a)                                4,410           142,774
Wisconsin Energy Corp.                               4,237            95,597
                                                                  ----------
                                                                   1,629,388
ELECTRONICS - 2.81%
Arrow Electronics, Inc. *                            3,439            98,441
Atmel Corp. *                                       16,325           189,778
Avnet, Inc.                                          3,230            69,445
DSP Group, Inc. * (a)                                  949            19,974
Harris Corp.                                         2,352            72,030
Jabil Circuit, Inc. * (a)                            6,662           169,048
Kemet Corp. *                                        3,065            46,358
Microchip Technology, Inc. * (a)                     4,176            91,611
Sawtek, Inc. *                                       1,493            68,958
Sequa Corp., Class A                                   363            13,204
Waters Corp. * (a)                                   4,527           378,005
                                                                  ----------
                                                                   1,216,852
FINANCIAL SERVICES - 3.78%
A.G. Edwards, Inc.                                   2,832           134,343
Americredit Corp. *                                  2,735            74,529
Arthur J. Gallagher & Company                        1,378            87,675
Compass Bancshares, Inc.                             4,234           101,087
Concord EFS, Inc. *                                  7,562           332,255
ETrade Group, Inc. * (a)                            10,932            80,624
Investment Technology Group * (a)                    1,104            46,092
Legg Mason, Inc. (a)                                 2,167           118,101
Leucadia National Corp.                              1,936            68,607
NCO Group, Inc. *                                      897            27,246
Neuberger Berman, Inc.                               1,708           138,455
NOVA Corp. *                                         2,287            45,597
Radian Group, Inc. (a)                               1,325            99,458
TCF Financial Corp. (a)                              2,815           125,443
Waddell & Reed Financial, Inc., Class A              2,932           110,317
Webster Financial Corp.                              1,713            48,499
                                                                  ----------
                                                                   1,638,328
FOOD & BEVERAGES - 1.84%
Bob Evans Farms, Inc.                                1,218            25,959
Dean Foods Company                                   1,245            38,206
Dole Food, Inc.                                      1,956            32,030
Dreyers Grand Ice Cream, Inc. (a)                      988            31,863
Flowers Industries, Inc.                             3,505            55,204
Hormel Foods Corp. (a)                               4,884            90,965
IBP, Inc.                                            3,698            98,921
Interstate Bakeries Corp.                            1,765            24,820
J. M. Smucker Company                                  843            23,562
Lance, Inc.                                          1,014            12,833
McCormick & Company, Inc.                            2,396            86,406
Sensient Technologies Corp.                          1,708            38,857
Suiza Foods Corp. * (a)                                951            45,648
Tyson Foods, Inc., Class A                           7,883           100,508
Whitman Corp. *                                      5,574            91,274
                                                                  ----------
                                                                     797,056

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                    ------           -----
FOREST PRODUCTS - 0.32%
Georgia-Pacific Corp. (Timber Group)                 2,805        $   83,975
Rayonier, Inc.                                         949            37,782
Wausau-Mosinee Paper Corp.                           1,795            18,174
                                                                  ----------
                                                                     139,931
FURNITURE & FIXTURES - 0.08%
Furniture Brands
  International, Inc. *                              1,738            36,607
                                                                  ----------
GAS & PIPELINE UTILITIES - 2.42%
AGL Resources, Inc.                                  1,897            41,853
American Water Works Company, Inc.                   3,446           101,226
Cooper Cameron Corp. *                               1,889           124,792
MCN Energy Group, Inc.                               3,159            87,465
National Fuel Gas Company                            1,375            86,539
Ocean Energy, Inc.                                   5,866           101,922
Questar Corp.                                        2,820            84,776
SCANA Corp. (a)                                      3,667           108,406
Sierra Pacific Resources (a)                         2,747            44,124
Utilicorp United, Inc. (a)                           3,266           101,246
Vectren Corp.                                        2,150            55,094
Western Resources, Inc. (a)                          2,451            60,815
WGL Holdings, Inc.                                   1,626            49,491
                                                                  ----------
                                                                   1,047,749
HOMEBUILDERS - 0.31%
Clayton Homes, Inc.                                  4,816            55,384
Lennar Corp.                                         2,192            79,460
                                                                  ----------
                                                                     134,844
HOTELS & RESTAURANTS - 0.77%
Brinker International, Inc. *                        2,293            96,879
CBRL Group, Inc.                                     1,984            36,084
Lone Star Steakhouse & Saloon (a)                      875             8,422
Mandalay Resort Group *                              2,654            58,222
Outback Steakhouse, Inc. *                           2,686            69,500
Papa Johns International, Inc. *                       803            17,867
Six Flags, Inc. * (a)                                2,756            47,369
                                                                  ----------
                                                                     334,343
HOUSEHOLD APPLIANCES - 0.52%
American Standard Companies, Inc. *                  2,428           119,731
Blyth Industries, Inc. *                             1,680            40,530
HON Industries, Inc.                                 2,108            53,754
Westpoint Stevens, Inc.                              1,732            12,973
                                                                  ----------
                                                                     226,988
HOUSEHOLD PRODUCTS - 0.40%
Church & Dwight, Inc.                                1,336            29,726
Dial Corp.                                           3,324            36,564
Energizer Holdings, Inc. *                           3,346            71,521
Lancaster Colony Corp.                               1,321            37,070
                                                                  ----------
                                                                     174,881
INDUSTRIAL MACHINERY - 0.97%
AGCO Corp.                                           2,086            25,293
Albany International Corp., Class A *                1,076            14,459
Flowserve Corp. *                                    1,311            28,023
Grant Pride, Inc. *                                  3,801            83,384
Kaydon Corp.                                         1,047            26,044
Kennametal, Inc.                                     1,060            30,873
Pentair, Inc.                                        1,704            41,215
SPX Corp. *                                          1,111           120,196
Stewart & Stevenson Services, Inc.                     982            22,294
Tecumseh Products Company, Class A                     661            27,721
                                                                  ----------
                                                                     419,502
INSURANCE - 1.96%
Allmerica Financial Corp.                            1,861           134,922
American Financial Group, Inc. (a)                   2,321            61,652
Everest Reinsurance Group, Ltd.                      1,605           114,958

                                                    SHARES           VALUE
                                                    ------           -----
INSURANCE - CONTINUED
Horace Mann Educators Corp.                          1,419        $   30,331
Mony Group, Inc.                                     1,616            79,891
Ohio Casualty Corp.                                  2,104            21,040
Old Republic International Corp.                     4,125           132,000
PMI Group, Inc.                                      1,550           104,916
Protective Life Corp. (a)                            2,261            72,917
Unitrin, Inc.                                        2,378            96,606
                                                                  ----------
                                                                     849,233
INTERNATIONAL OIL - 0.17%
Varco International, Inc. *                          3,307            71,927
                                                                  ----------

INTERNET SOFTWARE - 0.35%
Macromedia, Inc. * (a)                               1,850           112,388
Retek, Inc. *                                        1,675            40,828
                                                                  ----------
                                                                     153,216
LEISURE TIME - 0.84%
Callaway Golf Company (a)                            2,597            48,369
International Game Technology*                       2,538           121,824
International Speedway Corp., Class A                1,861            70,718
Park Place Entertainment Corp. *                    10,414           124,317
                                                                  ----------
                                                                     365,228
MANUFACTURING - 0.09%
York International Corp.                             1,332            40,876
                                                                  ----------
MINING - 0.04%
UCAR International, Inc. * (a)                       1,581            15,415
                                                                  ----------
NEWSPAPERS - 0.58%
Lee Enterprises, Inc.                                1,536            45,792
Washington Post Company                                331           204,186
                                                                  ----------
                                                                     249,978
OFFICE FURNISHINGS & SUPPLIES - 0.31%
Miller Herman, Inc.                                  2,742            78,833
Reynolds & Reynolds Company, Class A                 2,685            54,371
                                                                  ----------
                                                                     133,204
PAPER - 0.27%
Bowater, Inc.                                        1,754            98,882
P.H. Glatfelter Company                              1,485            18,488
                                                                  ----------
                                                                     117,370
PETROLEUM SERVICES - 2.85%
BJ Services Company *                                2,908           200,289
ENSCO International, Inc.                            4,851           165,237
Global Marine, Inc. *                                6,160           174,790
Hanover Compressor Company * (a)                     2,070            92,244
Noble Drilling Corp. * (a)                           4,702           204,243
Smith International, Inc. *                          1,765           131,603
Tidewater, Inc. (a)                                  1,954            86,709
Weatherford International, Inc. * (a)                3,848           181,818
                                                                  ----------
                                                                   1,236,933
PUBLISHING - 0.63%
Houghton Mifflin Company                             1,052            48,786
Media General, Inc., Class A                           799            29,084
Readers Digest Association, Inc., Class A
  (a)                                                3,596           140,693
Scholastic Corp., Series 1202, Class D *               601            53,264
                                                                  ----------
                                                                     271,827
RAILROADS & EQUIPMENT - 0.30%
GATX Corp.                                           1,671            83,341
J.B. Hunt Transport Services, Inc. *                 1,231            20,696
Wisconsin Central Transportation Corp. *             1,625            24,477
                                                                  ----------
                                                                     128,514
RETAIL GROCERY - 0.04%
Ruddick Corp.                                        1,618            18,506
                                                                  ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                    ------           -----
RETAIL TRADE - 2.18%
Abercrombie & Fitch Company,
  Class A *                                          3,469        $   69,380
American Eagle Outfitters, Inc. *                    1,617            68,318
Barnes & Noble, Inc. *                               2,248            59,572
BJ's Wholesale Club, Inc. * (a)                      2,537            97,357
Borders Group, Inc. *                                2,753            32,176
CDW Computer Centers, Inc. *                         3,062            85,353
Claire's Stores, Inc.                                1,797            32,234
Dollar Tree Stores, Inc. *                           3,779            92,586
Family Dollar Stores, Inc.                           5,993           128,475
Lands' End, Inc. * (a)                               1,061            26,652
Neiman Marcus Group, Class A *                       1,662            59,105
Payless ShoeSource, Inc. * (a)                         776            54,902
Ross Stores, Inc. (a)                                2,877            48,549
Saks, Inc. *                                         4,951            49,510
Williams Sonoma, Inc. *                              1,951            39,020
                                                                  ----------
                                                                     943,189
SEMICONDUCTORS - 2.26%
Cirrus Logic, Inc. *                                 2,701            50,644
Credence Systems Corp. *                             1,849            42,527
Cypress Semiconductor Corp. *                        4,604            90,641
Dallas Semiconductor Corp.                           2,128            54,530
Integrated Device Technology *                       3,716           123,092
International Rectifier Corp.                        2,170            65,100
LAM Research Corp. * (a)                             4,365            63,293
Lattice Semiconductor Corp. *                        3,760            69,090
Micrel, Inc. *                                       2,983           100,490
MIPS Technologies, Inc., Class B *                   1,355            34,531
Semtech Corp. * (a)                                  2,329            51,384
Transwitch Corp. *                                   2,892           113,150
Triquint Semiconductor, Inc. *                       2,748           120,053
                                                                  ----------
                                                                     978,525
SHIPBUILDING - 0.15%
Newport News Shipbuilding, Inc.                      1,236            64,272
                                                                  ----------
SOFTWARE - 3.60%
Avocent Corp. *                                      1,505            40,635
Cadence Design Systems, Inc. *                       8,607           236,692
Checkfree Corp. *                                    2,670           114,977
DST Systems, Inc. *                                  4,372           292,924
Electronic Arts *                                    4,629           197,311
Imation Corp. *                                      1,234            19,127
Informix Corp. *                                     9,795            29,079
Keane, Inc. *                                        2,414            23,537
Mentor Graphics Corp. * (a)                          2,261            62,036
Networks Associates, Inc. *                          4,820            20,184
NVIDIA Corp. * (a)                                   2,292            75,099
Rational Software Corp. * (a)                        6,616           257,610
Symantec Corp. * (a)                                 2,141            71,456
Synopsys, Inc. *                                     2,272           107,778
Transaction Systems
  Architects, Inc., Class A *                        1,159            13,401
                                                                  ----------
                                                                   1,561,846
STEEL - 0.15%
Alaska Steel Holding Corp.                           3,769            32,979
Carpenter Technology Corp.                             771            26,985
Ryerson Tull, Inc.                                     867             7,153
                                                                  ----------
                                                                      67,117
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.57%
ADTRAN, Inc. *                                       1,355            28,794
Advanced Fibre Communications*                       2,824            51,009
ANTEC Corp. * (a)                                    1,335            10,555
Broadwing, Inc. *                                    7,568           172,645
Commscope, Inc. *                                    1,794            29,713

                                                    SHARES           VALUE
                                                    ------           -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Mastec, Inc. *                                       1,667        $   33,340
Plantronics,  Inc. *                                 1,725            81,075
Polycom, Inc. *                                      2,642            85,039
Price Communications Corp. * (a)                     1,963            33,003
RF Micro Devices, Inc. * (a)                         5,681           155,872
                                                                  ----------
                                                                     681,045
TELEPHONE - 0.43%
Telephone & Data Systems, Inc.                       2,058           185,220
                                                                  ----------
TIRES & RUBBER - 0.17%
Bandag, Inc. (a)                                       725            29,408
Carlisle Companies, Inc.                             1,059            45,471
                                                                  ----------
                                                                      74,879
TOBACCO - 0.48%
R.J. Reynolds Tobacco Holdings, Inc. (a)             3,550           173,063
Universal Corp.                                        964            33,740
                                                                  ----------
                                                                     206,803
TRANSPORTATION - 0.59%
Alexander & Baldwin, Inc.                            1,416            37,170
C. H. Robinson Worldwide                             2,958            92,992
Expeditores International of
  Washington, Inc. (a)                               1,800            96,637
Overseas Shipholding Group, Inc.                     1,190            27,296
                                                                  ----------
                                                                     254,095
TRUCKING & FREIGHT - 0.44%
Airborne, Inc.                                       1,682            16,399
CNF Transportation, Inc.                             1,702            57,549
EGL, Inc. *                                          1,637            39,186
Pittston Brinks Group                                1,813            36,033
Swift Transportation, Inc. *                         2,215            43,885
                                                                  ----------
                                                                     193,052

TOTAL COMMON STOCKS
(Cost: $30,694,388)                                              $31,153,959
                                                                  ----------

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                                    ------           -----
SHORT TERM INVESTMENTS - 18.37%
Navigator Securities Lending
  Trust, 6.47%                                  $7,691,694        $7,691,694
United States Treasury Bills,
    5.89% due 03/08/2001 ****                       75,000            74,190
    6.01% due 02/22/2001 ****                       50,000            49,566
    6.05% due 02/22/2001 ****                      100,000            99,126
    6.10% due 02/22/2001                            50,000            49,560
                                                                  ----------
                                                                  $7,964,136

REPURCHASE AGREEMENTS - 9.77%
Repurchase Agreement with
  State Street Bank & Trust
  Company, dated 12/29/2000
  at 5.90%, to be repurchased
  at $4,236,694 on
  01/02/2001, collateralized
  by $2,800,000 U.S. Treasury
  Bonds, 13.25% due
  05/15/2014 (valued at
  $4,326,000, including
  interest)                                    $ 4,236,000       $ 4,236,000
                                                                  ----------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $42,894,523)                                              $43,354,095
                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX TRUST

                                                          SHARES       VALUE
                                                          ------       -----
COMMON STOCKS - 77.88%
ADVERTISING - 0.04%
Avenue A., Inc. *                                           200     $       363
HA-LO Industries, Inc. *                                    200             450
Havas Advertising *                                         274           3,870
TMP Worldwide, Inc. * (a)                                   398          21,890
Ventiv Health, Inc. *                                       100           1,256
                                                                    -----------
                                                                         27,829
AEROSPACE - 1.11%
AAR Corp.                                                   100           1,263
Aeroflex, Inc. *                                            250           7,207
BE Aerospace, Inc. *                                        100           1,600
Boeing Company                                            3,187         210,342
Esterline Technologies Corp. *                              100           2,625
GenCorp, Inc.                                               100             963
General Dynamics Corp. (a)                                  752          58,656
Honeywell International, Inc.                             2,872         135,881
Ladish, Inc. *                                              100           1,075
Litton Industries, Inc. * (a)                               387          30,452
Lockheed Martin Corp.                                     1,712          58,122
Northrop Grumman Corp.                                      200          16,600
Orbital Sciences Corp. *                                    100             413
Raytheon Company, Class B                                   900          27,956
REMEC, Inc. *                                               150           1,444
Teledyne Technologies, Inc. *                               100           2,363
Textron, Inc.                                               717          33,340
TRW, Inc.                                                   610          23,637
United Technologies Corp.                                 1,806         141,997
                                                                    -----------
                                                                        755,936
AGRICULTURE - 0.00%
Cadiz, Inc. *                                               100             894
Delta and Pine Land Company                                 100           2,093
                                                                    -----------
                                                                          2,987
AIR FREIGHT - 0.07%
Fedex Corp. *                                             1,178          47,073
                                                                    -----------

AIR TRAVEL - 0.21%
Airtran Holdings, Inc. *                                    200           1,450
Alaska Air Group                                            100           2,975
America West Holding Corp., Class B *                       100           1,281
AMR Corp. *                                                 400          15,675
Atlantic Coast Airlines Holdings,
  Inc. * (a)                                                100           4,088
Atlas Air, Inc. *                                           100           3,263
Continental Airlines, Inc., Class B (a)                      55           2,839
Delta Air Lines, Inc.                                       300          15,056
Frontier Airlines, Inc. 8 (a)                               100           3,094
Galileo International, Inc.                                 200           4,000
Mesa Air Group, Inc. *                                      100             700
Mesaba Holdings, Inc. *                                     100           1,256
Northwest Airlines Corp. * (a)                              200           6,025
Skywest, Inc.                                               200           5,750
Southwest Airlines Company                                1,865          62,533
UAL Corp.                                                   100           3,894
US Airways Group, Inc. *                                    200           8,113
                                                                    -----------
                                                                        141,992
ALUMINUM - 0.17%
Alcoa, Inc.                                               3,449         115,541
                                                                    -----------

APPAREL & TEXTILES - 0.22%
Angelica Corp.                                              100             938
Brown Shoe, Inc.                                            100           1,300
Burlington Industries Inc. *                                300             525
Cintas Corp. (a)                                            500          26,594

                                                          SHARES       VALUE
                                                          ------       -----
APPAREL & TEXTILES - CONTINUED
Collins & Aikman Corp. *                                    200        $    838
Columbia Sportswear Company * (a)                           100           4,975
Cone Mills Corp. *                                          200             513
FAB Industries, Inc.                                        100           1,325
G & K Services, Class A                                     100           2,812
Goodys Family Clothing, Inc. 8                              100             450
Guess, Inc. * (a)                                           100             531
Guilford Mills Inc.                                         100             163
Interface, Inc., Class A                                    200           1,738
Jones Apparel Group, Inc. *                                 300           9,656
Kellwood Company                                            100           2,112
Liz Claiborne, Inc. (a)                                     200           8,325
Mikasa Inc.                                                 100           1,631
Mohawk Industries, Inc. *                                   100           2,737
Nautica Enterprises, Inc. *                                 100           1,523
Oneida, Ltd. (a)                                            100           1,856
Oshkosh B'Gosh, Inc.                                        100           1,850
Oxford Industries, Inc.                                     100           1,525
Pacific Sunwear of California *                             100           2,562
Phillips Van Heusen Corp.                                   100           1,300
Polo Ralph Lauren Corp. * (a)                               100           2,231
Quiksilver, Inc. * (a)                                      100           1,937
Reebok International, Ltd. *                                200           5,468
Russell Corp.                                               100           1,544
Shaw Industries, Inc.                                       400           7,575
Stride Rite Corp.                                           200           1,400
Superior Uniform Group, Inc.                              2,277          18,501
Timberland Company, Class A *                               200          13,375
Unifi, Inc. *                                               200           1,787
V. F. Corp.                                                 300          10,872
Vans, Inc. *                                                100           1,694
Warnaco Group, Inc., Class A                                200             338
Wellman, Inc.                                               100           1,413
Wolverine World Wide, Inc. (a)                              100           1,525
                                                                    -----------
                                                                        147,439
AUTO PARTS - 0.23%
Aftermarket Technology Corp. *                              100             219
American Axle & Manufacturing Holdings Inc. *               100             794
Arvinmeritor, Inc.                                          250           2,844
Autoliv, Inc.                                               300           4,781
Borg-Warner Automotive, Inc. (a)                            100           4,000
Colonels International, Inc. *                              100             769
Copart, Inc. *                                              200           4,300
Dana Corp. (a)                                              975          14,930
Danaher Corp.                                               665          45,469
Delphi Automotive Systems Corp. *                         2,479          27,889
Donnelly Corp.                                              100           1,320
Eaton Corp.                                                 200          15,037
Exide Corp.                                                 100             762
Federal Mogul Corp. (a)                                     200             463
Gentex Corp. * (a)                                          200           3,725
Genuine Parts Company                                       400          10,475
Hayes Lemmerz International, Inc. * (a)                     100             669
Insurance Auto Auctions, Inc. *                             100           1,200
Modine Manufacturing Company                                100           2,075
Sauer, Inc.                                                 100             937
Standard Motor Products, Inc., Class A                      100             738
Superior Industries International, Inc.                     100           3,156
TBC Corp. *                                                 100             456
Tower Automotive, Inc. * (a)                                100             900
Visteon Corp.                                               418           4,807
                                                                    -----------
                                                                        152,715

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
AUTO SERVICES - 0.03%
AutoNation, Inc. * (a)                                    1,000        $  6,000
Avis Rental A Car, Inc. *                                   100           3,256
Budget Group, Inc. *                                        200             425
Dollar Thrifty Automotive Group *                           100           1,875
Midas, Inc.                                                 100           1,194
Pennzoil-Quaker State Company                               300           3,862
Sonic Automatic, Inc. *                                     100             688
United Rentals, Inc. * (a)                                  200           2,687
                                                                    -----------
                                                                         19,987
AUTOMOBILES - 0.44%
Decoma International, Inc.                                  100             613
Dura Automotive Systems, Inc. * (a)                         100             525
Federal Signal Corp.                                        100           1,962
Ford Motor Company Delaware                               6,778         158,859
General Motors Corp. (a)                                  1,992         101,467
Lear Corp. *                                                200           4,962
Miller Industries, Inc. *                                   200             113
Monaco Coach Corp. *                                        100           1,769
Monro Muffler Brake Inc. *                                  100             894
O'Reilly Automotive, Inc. * (a)                             200           5,350
PACCAR, Inc.                                                200           9,850
Polaris Industries, Inc.                                    100           3,975
Spartan Motors, Inc.                                        200             338
Tenneco Automotive, Inc.                                    100             300
Wabash National Corp. (a)                                   100             863
Winnebago Industries, Inc.                                  100           1,756
                                                                    -----------
                                                                        293,596
BANKING - 4.58%
1St Source Corp.                                            105           1,916
ABC Bancorp                                                 100             938
Alabama National Bancorporation                             100           2,262
Ambanc Holding Company Inc. *                               100           1,638
Ameriana Bancorp                                            100           1,050
American National Bankshares, Inc.                          100           1,450
AmSouth BanCorporation                                    1,845          28,136
Area Bancshares Corp.                                       150           2,475
Associated Banc-Corp                                        220           6,682
Astoria Financial Corp. (a)                                 100           5,431
Auburn National Bancorp                                     100           1,038
Bancorp Connecticut, Inc.                                   100           1,325
Bancorpsouth, Inc.                                          212           2,584
Bancwest Corp.                                              200           5,225
Bank America Corp.                                        5,813         266,671
Bank Corp. *                                                100             525
Bank of New York, Inc.                                    2,519         139,017
Bank One Corp.                                            4,015         147,049
Bank United Corp., Class A                                  100           6,819
Banknorth Group, Inc.                                       482           9,610
Banner Corp.                                                110           1,677
BB&T Corp.                                                1,654          61,715
BOK Financial Corp. *                                       100           2,125
Boston Private Financial Holdings, Inc.                     100           1,987
Bridge Bancorp, Inc.                                        100           1,625
California Center Bank *                                    100           2,037
Camco Financial Corp.                                       100             963
Camden National Corp.                                       100           1,425
Capitol Bancorp, Ltd.                                       100             975
Capitol Federal Financial                                   200           3,350
Cavalry Bancorp, Inc.                                       100           1,063
Cenit Bankcorp                                              100           1,225
Centennial Bancorp *                                        105             919
Center Bancorp, Inc.                                        100           2,125
Centura Banks, Inc.                                         100           4,825
Century South Bank, Inc.                                    100           3,369

                                                          SHARES       VALUE
                                                          ------       -----
BANKING - CONTINUED
Charter One Financial, Inc.                                 630        $ 18,191
Chase Manhattan Corp.                                     4,518         205,287
Chemung Financial Corp.                                     100           1,925
Chester Valley Bancorp, Inc.                                105           1,811
Chittenden Corp.                                            100           3,031
Citizens Banking Corp.                                      100           2,906
City Holding Company                                        100             575
City National Corp.                                         100           3,881
Civic Bancorp *                                             100           1,600
CNB Financial Corp./ NY                                     100             894
CNB Financial Corp./PA                                      100           1,513
Coastal Financial Corp.                                     100             938
Colonial Bancgroup, Inc.                                    300           3,225
Colorado Business Bankshs, Inc.                             100           1,712
Columbia Bancorp                                            100           1,103
Comerica, Inc. (a)                                          400          23,750
Commerce Bancorp, Inc.                                      100           6,837
Commerce Bancshares, Inc.                                    21             893
Commercial Bank of New York                                 100           1,306
Commercial Bankshares, Inc.                               1,103          18,751
Commercial Federal Corp.                                    200           3,887
Community Bancshares, Inc.                                  100           1,762
Community First Bankshares, Inc.                            100           1,887
Community Savings Bankshares, Inc.                          100           1,281
Cortland Bancorp                                            103           1,751
Cullen Frost Bankers, Inc. (a)                              631          26,384
CVB Financial Corp.                                         100           1,700
Dime Bancorp, Inc.                                          300           8,869
Dime Community Bancorp, Inc.                                100           2,525
Doral Financial Corp.                                       100           2,419
Downey Financial Corp. (a)                                  373          20,515
Drovers Bancshares Corp.                                    105           2,855
East West Bancorp, Inc. (a)                                 100           2,494
EFC Bancorp, Inc.                                         1,949          20,221
Enstar Group, Inc. *                                        100           1,506
Evertrust Financial Group, Inc.                             100           1,275
F & M Bancorp                                               100           2,062
F & M National Corp. (a)                                    100           2,612
Farmers National Banc Corp.                                 102             752
Fidelity Bankshares, Inc.                                   100           1,962
Fifth Third Bancorp (a)                                   1,605          95,899
Financial Institutions, Inc.                                100           1,350
First Bancorp North Carolina                                224           3,528
First Bancshares Texas, Inc. *                              100           1,475
First Bell Bancorp, Inc.                                    100           1,369
First Chester County Corp.                                  100           1,375
First Commonwealth Financial Corp.
  Pennsylvania                                              200           2,000
First Defiance Financial Corp.                              100           1,088
First Federal Financial Corp. Of Kentucky                   100           1,500
First Financial Bancorp                                     100           1,700
First Liberty Bank Corp.                                    100           1,275
First Midwest Bancorp, Inc.                                 100           2,875
First Niagara Financial Group, Inc.                         100           1,081
First Oak Brook Bancshares, Inc.                            100           1,762
First Place Financial Corp. Delaware                      1,488          16,368
First Securityfed Financial, Inc.                           100           1,488
First Sentinel Bancorp, Inc.                                200           2,300
First Tennessee National Corp. (a)                          274           7,929
First Union Corp.                                         3,134          87,164
First United Corp.                                          100           1,038
First Virginia Banks, Inc.                                  100           4,800
Firstar Corp. (a)                                         3,249          75,539
Firstbank Corp.                                             105           2,008

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
BANKING - CONTINUED
Firstfed America Bancorp, Inc.                              100        $  1,600
FirstMerit Corp. *                                          200           5,347
FirstSpartan Financial Corp.                                100           3,662
Flag Financial Corp.                                        200           1,025
FleetBoston Financial Corp.                               3,284         123,355
FMS Financial Corp.                                         100             888
FNB Financial Services Corp.                                100           1,006
Foothill Independent Bancorp                              1,616          19,392
FPB Financial Corp.                                         100           1,138
Gaston Federal Bancorp                                    1,634          17,974
Georgia Financial, Inc.                                     100           1,344
Glacier Bancorp, Inc.                                       110           1,348
Gold Banc Corp., Inc.                                       200             938
Golden State Bancorp, Inc.                                  300           9,431
Golden West Financial Corp.                                 400          27,000
Granite State Bankshares, Inc.                              100           1,986
Greater Bay Bancorp                                         518          21,238
Greenpoint Financial Corp. (a)                              300          12,281
Guaranty Federal Bancshares, Inc.                           100           1,163
Hanmi Financial Corp. *                                     100           1,650
Heritage Financial Corp. Washington                         100           1,019
HF Financial Corp.                                          100           1,000
Hibernia Corp., Class A                                     400           5,100
Home Federal Bancorp                                        100           1,600
Horizon Financial Corp.                                     200           2,375
Hudson City Bancorp, Inc.                                   300           6,075
Hudson United Bancorp                                       806          16,876
Humboldt Bancorp *                                          100             975
Huntington Bancshares, Inc.                               1,898          30,724
Iberiabank Corp.                                            100           2,175
Imperial Bancorp * (a)                                      100           2,625
Independence Community Bank Corp.                           200           3,187
Independent Bank Corp. of Massachusetts                     100           1,250
Independent Bank Corp. of Michigan                          105           2,074
Indiana United Bancorp                                      105           1,549
Integra Bank Corp.                                          100           2,556
Investors Financial Services Corp.                           41           3,526
Irwin Financial Corp. (a)                                   100           2,119
James River Bankshares, Inc.                                100           1,400
Jefferson Svgs Bancorp, Inc.                                100           1,500
KeyCorp                                                   1,200          33,600
Klamath First Bancorp, Inc.                                 100           1,188
Lafayette Bancorporation                                    110           1,430
Lakeland Bancorp, Inc.                                      105             998
Lakeland Financial Corp.                                    100           1,250
Lincoln Bancorp                                             100           1,263
LNB Bancorp, Inc.                                           102           2,225
M & T Bank Corp.                                            310          21,080
Main Street Bancorp, Inc.                                   100             700
Marshall & Ilsley Corp.                                     300          15,249
MBNA Corp.                                                3,007         111,071
Mellon Financial Corp.                                    1,658          81,553
Mercantile Bankshares Corp.                                 200           8,637
Merchants Bancshares, Inc.                                  100           2,425
Metrowest Bkmass                                            200           1,150
NASB Financial, Inc.                                        100           1,206
National City Corp.                                       2,374          68,252
National Commerce Bancorp                                 1,386          34,303
National Penn Bancshares, Inc.                              105           2,120
Net.B@nk, Inc. *                                            100             656
New York Community Bancorp, Inc.                            100           3,675
North Fork Bancorporation, Inc.                             272           6,681
Northern Trust Corp.                                        797          65,005
Northwest Bancorp, Inc.                                     200           1,812

                                                          SHARES       VALUE
                                                          ------       -----
BANKING - CONTINUED
Oak Hill Financial, Inc.                                    100        $  1,456
Ocwen Financial Corp. *                                     200           1,275
Old Kent Financial Corp.                                    831          36,356
Old National Bancorp                                        177           5,299
PAB Bankshares, Inc.                                        100             938
Pacific Capital Bancorp                                     100           2,812
Pacific Century Financial Corp.                             200           3,537
Patriot Bank Corp.                                          100             675
People's Bank Corp.                                         100           2,587
PNC Bank Corp.                                              962          70,286
Popular, Inc.                                               300           7,894
Premier National Bancorp, Inc.                              100           2,081
Progress Financial Corp.                                    105             748
Prosperity Bancshares, Inc.                                 100           1,975
Provident Bancorp, Inc.                                     100           1,613
Provident Bankshares Corp.                                  100           2,087
Provident Financial Group, Inc. (a)                         100           3,750
Providian Financial Corp.                                 1,080          62,100
Quaker City Bancorp, Inc. *                                 100           2,537
Republic Bancorp, Inc.                                      220           2,379
Republic Bancshares, Inc. *                                 100             925
Republic Security Financial Corp.                           200           1,444
Riggs National Corp.                                        100           1,394
Roslyn Bancorp, Inc.                                        200           5,462
Royal Bancshares Pennsylvania, Inc.                         100           1,413
S & T Bancorp, Inc.                                         100           2,162
Savannah Bancorp, Inc.                                      100           1,925
Shoreline Financial Corp.                                   105           1,575
Silicon Valley Bancshares *                                 200           6,912
Sky Financial Group, Inc.                                   220           3,685
SNB Bancshares, Inc.                                        100           1,250
South Alabama Bancorp, Inc.                                 100             888
South Financial Group, Inc.                                 100           1,325
SouthBanc Shares, Inc.                                      199           3,383
Southside Bancshares Corp.                                  100             850
Southtrust Corp.                                            400          16,275
Southwest Bancorporation of Texas, Inc. * (a)               100           4,294
Sovereign Bancorp, Inc.                                     500           4,062
State Bancorp, Inc.                                         108           1,384
State Financial Services Corp.                              100             844
State Street Corp.                                          541          67,198
Sterling Financial Corp.                                     93           1,395
Summit Bancorp                                              362          13,824
Summit Bankshares, Inc.                                     100           2,169
SunTrust Banks, Inc. (a)                                  1,146          72,198
Superior Financial Corp. *                                  100           1,094
Susquehanna Bancshares, Inc.                                100           1,650
Synovus Financial Corp. (a)                               1,494          40,245
Trico Bancshares                                            100           1,600
Troy Financial Corp.                                        100           1,388
Trustco Bank Corp. of New York                              230           2,803
Trustmark Corp.                                             200           4,200
U.S. Bancorp                                              2,865          83,622
U.S.B. Holding, Inc.                                        100           1,256
Union Bankshares Corp.                                      100           1,025
Union Planters Corp.                                        821          29,351
UnionBanCal Corp.                                         1,185          28,514
UnionBancorp, Inc.                                          100           1,000
United Bankshares, Inc.                                     100           2,125
United Community Financial Corp.                            200           1,388
United National Bancorp                                     100           1,919
United Security Bancorporation *                            100           1,125
Valley National Bancorp                                     105           3,498
VIB Corp. *                                                 106             796

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
BANKING - CONTINUED
Vista Bancorp, Inc.                                         105        $  1,837
W Holding Company, Inc.                                     100           1,163
Wachovia Corp.                                              838          48,709
Warren Bancorp, Inc.                                        200           1,600
Washington Mutual, Inc. (a)                               1,882          99,864
Washington Trust Bancorp, Inc.                              100           1,400
Wayne Bancorp, Inc.                                         100           1,662
Waypoint Financial Corp. *                                  308           3,388
Wesbanco, Inc.                                              100           2,350
West Coast Bancorp                                          110           1,073
Westamerica Bancorporation (a)                              100           4,300
Westcorp, Inc.                                              100           1,500
Whitney Holding Corp.                                       100           3,631
Wilmington Trust Corp.                                      100           6,206
Yadkin Valley Bank & Trust Company                          100             900
Yardville National Bancorp                                  100           1,206
Zions BanCorporation (a)                                    512          31,968
                                                                    -----------
                                                                       3,111,982

BIOTECHNOLOGY - 0.06%
Chiron Corp. *                                              914          40,673
                                                                    -----------

BROADCASTING - 1.64%
A.H. Belo Corp., Series A                                   300           4,800
Ackerley Communications, Inc.                               100             900
Acme Communications, Inc. *                                 100             913
ACTV, Inc. *                                                100             425
Adelphia Communications Corp., Class A * (a)                862          44,501
BHC Communications, Inc., Class A                           101          13,054
Cablevision Systems Corp., Class A *                        526          44,677
Chris Craft Industries, Inc. *                              100           6,650
Citadel Communications Corp. * (a)                          100           1,200
Clear Channel Communications *                            2,278         110,341
Comcast Corp. * (a)                                         100           4,131
Comcast Corp., Class A * (a)                              2,922         121,993
Cumulus Media, Inc., Class A *                              100             363
Dick Clark Productions, Inc. *                              110           1,375
EchoStar Communications Corp., Class A * (a)              1,005          22,864
Emmis Communications Corp., Class A * (a)                   100           2,869
Entercom Communications Corp. *                             100           3,444
Entravision Common Corp. *                                1,042          19,147
Fox Entertainment Group, Inc., Class A *                    500           8,937
Gray Communications Systems, Inc.                           100           1,581
Gray Communications Systems, Inc., Class B                  100           1,469
Hearst Argyle Television, Inc. *                            100           2,044
Hispanic Broadcasting Corp. *                               223           5,686
Infinity Broadcasting Corp., Class A *                    1,624          45,370
Insight Communications, Inc., Class A * (a)                 100           2,350
Mediacom Communications Corp., Class A * (a)                200           3,437
New Frontier Media, Inc. *                                  100             153
On Command Corp. *                                          100             875
Paxson Communications Corp. *                               200           2,387
Pegasus Communications Corp., Class A * (a)                 381           9,811
Powerwave Technologies, Inc. *                              300          17,550
Radio One, Inc., Class A *                                  100           1,069
Radio One, Inc., Class D * (a)                              200           2,200
Radio Unica Communications *                                100             375
Regent Communications, Inc. *                               100             594
Saga Communications, Inc. *                                 100           1,487
Sinclair Broadcast Group, Inc., Class A *                   200           2,006
Sirius Satellite Radio, Inc. * (a)                          100           2,994
Spanish Broadcasting Systems, Inc., Class A *               100             500
Time Warner, Inc.                                         4,771         249,237
TiVo, Inc. *                                                100             538
United Television, Inc.                                     129          14,964

                                                          SHARES       VALUE
                                                          ------       -----
BROADCASTING - CONTINUED
UnitedGlobalCom, Inc. *                                     200        $  2,725
Univision Communications, Inc., Class A *                   921          37,703
USA Networks, Inc. *                                      1,333          25,910
Viacom, Inc., Class B *                                   5,477         256,050
Westwood One, Inc. *                                        300           5,794
Wink Communications, Inc. * (a)                             100             600
XM Satellite Radio Holdings, Inc., Class A * (a)            100           1,606
                                                                    -----------
                                                                      1,111,649
BUILDING MATERIALS & CONSTRUCTION - 0.11%
Apogee Enterprises, Inc.,                                   200           1,075
Armstrong Holdings, Inc.                                    100             206
Dycom Industries, Inc. * (a)                                100           3,594
Elcor Chemical Corp.                                        100           1,688
Haemonetics Corp. *                                         100           3,087
Harsco Corp.                                                100           2,469
Hughes Supply, Inc.                                         100           1,794
Lennox International, Inc.                                  200           1,550
Masco Corp. *                                             2,131          54,740
NCI Building Systems, Inc. *                                100           1,881
R.P.M., Inc.                                                300           2,569
United States Concrete, Inc. *                              100             625
                                                                    -----------
                                                                         75,278
BUSINESS SERVICES - 2.09%
ABM Industries, Inc.                                        100           3,062
ACNielson Corp. *                                           200           7,250
Acxiom Corp. * (a)                                          200           7,787
Advanced Marketing Services, Inc.                           100           1,738
ADVO, Inc. *                                                100           4,437
Allscripts, Inc. *                                          100             934
Amerco *                                                    100           1,963
American Management Systems, Inc. *                         100           1,981
Anacomp, Inc. *                                             100               7
Analysts International Corp.                                100             381
Answerthink Consulting Group * (a)                          100             363
APAC Customer Services, Inc. *                              200             738
Apollo Group, Inc., Class A * (a)                           630          30,988
Apropos Technology, Inc. *                                  200             700
Armor Holdings, Inc. * (a)                                  100           1,744
Automatic Data Processing, Inc.                           2,215         140,237
Banta Corp.                                                 100           2,542
Berlitz International Inc. *                                100             806
Billing Concepts Corp. *                                    200             400
BISYS Group, Inc. *                                         200          10,425
Black Box Corp. *                                           100           4,831
Bowne & Company, Inc.                                       100           1,056
Braun Consulting, Inc. *                                    100             369
Breakaway Solutions, Inc. *                                 100              88
Bright Horizons Family Solutions *                          100           2,612
Brio Technology, Inc. * (a)                                 100             422
Cass Commercial Corp.                                       100           1,750
Catalina Marketing Corp. * (a)                              300          11,681
CCC Information Services Group, Inc. *                      100             625
CEC Entertainment, Inc. *                                   100           3,412
Cendant Corp. *                                           3,081          29,655
Central Parking Corp. (a)                                   100           2,000
Ceridian Corp. *                                            400           7,975
Choicepoint, Inc. *                                         152           9,965
Coinstar, Inc. *                                            100           1,525
Comdisco, Inc. (a)                                          400           4,575
Compucredit Corp. * (a)                                     100           1,813
Computer Horizons Corp. *                                   100             244
Computer Sciences Corp. *                                   601          36,135
Computer Task Group, Inc.                                   100             394
Convergys Corp. *                                           765          34,664

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
BUSINESS SERVICES - CONTINUED
Corporate Executive Board Company * (a)                     420        $ 16,702
Costar Group, Inc. *                                        100           2,362
CSG Systems International, Inc. *                           486          22,812
Cuno, Inc. *                                                100           2,681
Deluxe Corp.                                                200           5,054
DeVry, Inc. * (a)                                           200           7,550
Diamondcluster International, Inc. * (a)                    100           3,050
Dun & Bradstreet Corp. * (a)                                200           5,175
Eclipsys Corp. *                                            100           2,450
Ecolab, Inc.                                                719          31,052
Edgewater Technology, Inc. *                                100             650
Edison Schools, Inc. * (a)                                  100           3,150
Electro Rent Corp. *                                        100           1,413
Electronic Data Systems Corp.                             1,849         106,780
Encompass Services Corp. *                                  200           1,013
Entrust Technologies, Inc. *                                100           1,300
EpicEdge, Inc. *                                            100              38
Exchange Applications, Inc. *                               100             122
Express Scripts, Inc., Class A (a)                          100          10,225
FactSet Research Systems, Inc.                              100           3,707
Finistar Corp. *                                            971          28,159
First Consulting Group *                                    100             475
First Data Corp.                                          1,412          74,395
Fiserv, Inc. *                                              589          27,941
Fluor Corp. *                                               200           6,612
Forrester Research, Inc. *                                  100           5,006
Franklin Covey Company *                                    100             750
Futurelink Corp. *                                          200             131
Gartner Group, Inc., Class A *                              200           1,380
Gartner Group, Inc., Class B *                              300           1,902
Getty Images, Inc. * (a)                                    100           3,200
GTECH Holdings Corp. * (a)                                  100           2,056
H & R Block, Inc.                                           300          12,412
Harcourt General, Inc.                                      200          11,440
Harte Hanks Communications                                  200           4,737
Heidrick & Struggles International, Inc. * (a)              100           4,206
HNC Software, Inc. * (a)                                    100           2,969
Hollywood Media Corp. * (a)                                 100             388
Hooper Holmes, Inc.                                         100           1,106
Humana, Inc. *                                              500           7,625
Hunt Corp.                                                  100             488
Imagex.com, Inc. *                                          100             103
Industri-Matematik International Corp. *                    100             250
INFOCURE Corp. *                                            100             375
Information Holdings, Inc. *                                100           2,344
Information Resources, Inc. *                               100             331
Insight Enterprises, Inc. *                                 150           2,691
Intelidata Technologies Corp. *                             100             259
Intelligroup, Inc. *                                        100              88
Interpublic Group Companies, Inc.                         1,090          46,393
Intervoice, Inc. *                                          100             725
Iron Mountain, Inc. * (a)                                   100           3,712
ITT Educational Services, Inc. *                            100           2,200
ITT Industries, Inc.                                        166           6,432
Jacobs Engineering Group, Inc. *                            100           4,619
Jupiter Media Metrix, Inc. *                                194           1,807
Kelly Services, Inc., Class A                               100           2,362
Key3Media Group, Inc. * (a)                                 150           1,828
Kforce.com, Inc. *                                          100             306
Korn/Ferry International *                                  100           2,125
Labor Ready, Inc. *                                         100             331
Lamar Advertising Company, Class A *                        553          21,342
Learning Tree International, Inc. *                         100           4,950
Legato Systems, Inc. *                                      200           1,488

                                                          SHARES       VALUE
                                                          ------       -----
BUSINESS SERVICES - CONTINUED
Lightbridge, Inc. *                                         100        $  1,313
Loch Harris, Inc. *                                       1,200              75
Macrovision Corp. *                                         100           7,402
Management Network Group, Inc. *                            100           1,188
Manpower, Inc.                                              707          26,866
Marchfirst, Inc. *                                          400             600
MedQuist, Inc. *                                            100           1,600
Modis Professional Services, Inc. *                         300           1,238
National Data Corp.                                         100           3,662
National Processing, Inc. * (a)                             200           3,400
Navigant Consulting Company * (a)                           100             381
NCR Corp. *                                                 300          14,737
NetLojix Communications, Inc. *                             300              47
New England Business Service, Inc.                          100           1,825
Newell Rubbermaid, Inc.                                     800          18,200
Newpark Resources, Inc. * (a)                               200           1,913
Nextcard, Inc. *                                            200           1,600
NovaMed Eyecare, Inc. *                                     100             106
Novo Networks, Inc. *                                       100             456
Ogden Corp. *                                               200           3,075
Omnicom Group, Inc. (a)                                     685          56,769
On Assignment, Inc. *                                       100           2,850
Organic, Inc. *                                             200             163
Paxar Corp. *                                               100           1,019
Paychex, Inc.                                             1,403          68,221
Pegasystems, Inc. *                                         100             231
Penton Media, Inc.                                          100           2,687
Pre-Paid Legal Services, Inc. *                             100           2,550
Probusiness Services, Inc. *                                100           2,656
Professional Detailing, Inc. * (a)                          100          10,577
Profit Recovery Group International, Inc. * (a)             100             638
Prosoft Development, Inc. *                                 100           1,213
Protection One, Inc. *                                      500             438
Quanta Services, Inc. * (a)                                 551          17,735
Quest Software, Inc. * (a)                                  477          13,386
R.H. Donnelley Corp. * (a)                                  100           2,431
R.R. Donnelley & Sons Company                               300           8,100
Razorfish, Inc., Class A * (a)                              300             488
Renaissance Worldwide, Inc. *                               200             156
Rent-A-Center, Inc. *                                       100           3,450
Ritchie Brothers Auctioneers, Inc. * (a)                    100           2,075
Robert Half International, Inc. *                           872          23,108
Rollins, Inc.                                               100           2,006
RSA Security, Inc. *                                        100           5,287
Seachange International, Inc. * (a)                         100           2,031
SEI Investment Company                                      241          26,992
Service Corp. International *                               800           1,400
Service Master Company                                      800           9,200
SITEL Corp. *                                               200             575
Sonicwall, Inc. *                                           200           3,250
Sothebys Holdings, Inc. * (a)                               200           4,637
Source Information Management Company * (a)                 100             375
Spherion Corp. *                                            200           2,263
Stone & Webster, Inc. *                                     100             125
SunGuard Data Systems, Inc. *                               300          14,137
Superior Consultant, Inc. *                                 100             275
Sykes Enterprises, Inc. *                                   100             444
Syntel, Inc. *                                              100             575
Systems & Computer Technology Corp. *                       100           1,231
Tanning Technology Corp. *                                  100             369
Telespectrum Worldwide, Inc. *                              200              90
Teletech Holdings, Inc. * (a)                               200           3,675
TETRA Technologies, Inc. *                                  100           3,187
The Titan Corp. *                                           100           1,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
BUSINESS SERVICES - CONTINUED
Total Systems Services, Inc. (a)                            500        $ 11,187
Track Data Corp. *                                          300             216
True North Communications (a)                               100           4,250
Tyco International, Ltd.                                    187          10,378
Unisys Corp. *                                              800          11,700
United Parcel Service, Inc., Class B (a)                    586          34,464
Universal Broadband Networks *                              100               5
URS Corp. *                                                 100           1,469
Valassis Communications, Inc. *                             200           6,312
Viad Corp.                                                  300           6,900
Voicenet, Inc. *                                            100              75
Wackenhut Corrections Corp. *                               100             738
Wallace Computer Series, Inc.                               100           1,700
Waste Connections, Inc. *                                   100           3,306
WebTrends Corp. *                                           100           2,894
West Teleservices Corp. *                                   200           5,625
Wireless Facilities, Inc. *                                 100           3,625
Workflow Management, Inc. *                                 100             688
World Access, Inc. *                                        200             481
WPP Group PLC, ADR (a)                                      167          10,490
Zap.com Corp. *                                             200              75
                                                                    -----------
                                                                      1,416,951
CHEMICALS - 0.91%
Aceto Corp.                                                 100             900
Air Products & Chemicals, Inc.                            1,026          42,066
Airgas, Inc. *                                              200           1,363
Albemarle Corp.                                             100           2,475
Amcol International Corp.                                   100             475
B.F. Goodrich Company                                       300          10,912
Cabot Corp. (a)                                             200           5,275
Cabot Microelectronics Corp. *                              301          15,633
Calgon Carbon Corp. (a)                                     200           1,138
Cambrex Corp.                                               100           4,525
Chemfirst, Inc.                                             100           2,206
Crompton Corp.                                              300           3,150
Cytec Industries, Inc. *                                    100           3,994
Dow Chemical Company (a)                                  2,351          86,105
E.I. Du Pont De Nemours & Company                         3,680         177,790
Eastman Chemical Company                                    200           9,750
Engelhard Corp.                                           1,125          22,922
Ethyl Corp.                                                 300             431
Ferro Corp.                                                 100           2,300
FMC Corp. *                                                 100           7,169
Georgia Gulf Corp.                                          100           1,706
Great Lakes Chemical Corp.                                  100           3,719
Hawkins Chemical, Inc.                                      100             838
Hercules, Inc.                                              300           5,719
Hexcel Corp. *                                              200           1,787
IMC Global, Inc.                                            300           4,669
Lubrizol Corp.                                              100           2,575
Lyondell Chemical Company (a)                               300           4,594
MacDermid, Inc.                                             100           1,900
Martek Biosciences Corp. *                                  100           1,225
Material Sciences Corp. *                                   100             769
Millennium Chemicals, Inc.                                  200           3,625
Minerals Technologies, Inc.                                 100           3,419
Mississippi Chemical Corp.                                  100             315
Nl Industries, Inc.                                         100           2,425
Olin Corp.                                                  100           2,212
OM Group, Inc.                                              100           5,462
Omnova Solutions, Inc.                                      200           1,200
Penford Corp.                                               100           1,425
Phosphaet Resource Partners                                 300           1,088
Polyone Corp.                                               300           1,762

                                                          SHARES       VALUE
                                                          ------       -----
CHEMICALS - CONTINUED
PPG Industries, Inc.                                        755        $ 34,966
Praxair, Inc. (a)                                           877          38,917
Quaker Chemical                                             100           1,881
Rohm & Haas Company (a)                                     600          21,787
Schulman, Inc.                                              100           1,150
Scotts Company, Class A *                                   100           3,694
Sigma-Aldrich Corp.                                         300          11,794
Solutia, Inc.                                               300           3,600
Spartech Corp. (a)                                          100           2,056
Symyx Technologies, Inc. *                                  100           3,600
Techne Corp. * (a)                                          200           7,212
TETRA Technologies, Inc. *                                  100           1,550
Union Carbide Corp.                                         400          21,525
Uniroyal Technology *                                       100             625
Valence Technology, Inc. *                                  100             931
Valhi, Inc.                                                 300           3,450
Valspar Corp. (a)                                           100           3,218
W. R. Grace & Company *                                     200             638
WD-40 Company                                               100           1,944
                                                                    -----------
                                                                        617,551
CELLULAR COMMUNICATIONS - 0.10%
Sprint Corp. (PCS Group) * (a)                            3,428          70,060
                                                                    -----------

COAL - 0.00%
Massey Energy Corp.                                         200           2,550
                                                                    -----------

COMPUTERS & BUSINESS EQUIPMENT - 6.10%
3Com Corp. *                                              2,011          17,093
3Dfx Interactive, Inc. *                                    100              25
Act Manufacturing, Inc. * (a)                               100           1,575
Actel Corp. * (a)                                           100           2,419
Adaptive Broadband Corp. *                                  100             613
ADE Corp. *                                                 100           1,762
Advanced Digital Information *                              100           2,300
Advanced Radio Telecom Corp. *                              100             103
Aether Systems, Inc. *                                      100           3,912
Affiliated Computer Services, Inc., Class A * (a)           100           6,069
Allen Telecom, Inc. *                                       100           1,794
Apple Computer, Inc. *                                    1,118          16,630
Arguss Holdings, Inc. *                                     100             913
Aspen Technology, Inc. * (a)                                100           3,325
Avanex Corp. * (a)                                          197          11,734
Avant Corp. *                                               100           1,831
Avici Systems Inc. * (a)                                    417          10,269
Benchmark Electronics, Inc. *                               100           2,256
Brocade Communications Systems, Inc. * (a)                  908          83,366
C Cube Microsystems, Inc. *                                 100           1,231
Cabletron Systems, Inc. *                                 1,207          18,180
Cisco Systems, Inc. *                                    25,998         994,423
Citrix Systems, Inc. * (a)                                1,122          25,245
Clariti Telecommunication International*                    125             418
Communication Intelligence Corp. *                          300             309
Compaq Computer Corp.                                     6,072          91,384
Complete Busines Solutions, Inc. *                          100           1,031
Concurrent Computer Corp. *                                 200           1,075
Corvis Corp. * (a)                                        1,169          27,837
Cosine Communications, Inc. * (a)                           944          13,098
Crossroads Systems, Inc. *                                  100             469
Cylink Corp. *                                              100             216
Datastream Systems, Inc. *                                  100             975
Delano Technology Corp. * (a)                               100             547
Dell Computer Corp. * (a)                                 9,390         163,738
Dmc Stratex Networks, Inc. *                                200           3,000
Echelon Corp. *                                             100           1,606

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Elantec Semiconductor, Inc. *                               206        $  5,716
Emachines, Inc. *                                           400             150
EMC Corp. *                                               7,954         528,941
Extreme Networks, Inc. *                                    382          14,946
FEI Company *                                               100           2,275
FileNET Corp. *                                             100           2,725
FSI International, Inc. *                                   100             838
Gateway, Inc. *                                           1,454          26,157
General Magic, Inc. *                                       200             281
Gerber Scientific, Inc.                                     100             856
Helix Technology Corp.                                      100           2,367
Henry, Jack & Associates, Inc. (a)                          406          25,223
Hewlett-Packard Company                                   7,210         227,566
Hutchinson Technology, Inc. *                               100           1,375
Hypercom Corp. *                                            100             313
Infocus Corp. * (a)                                         100           1,475
Ingram Micro, Inc., Class A *                               200           2,250
Intergraph Corp. *                                          200           1,200
International Business Machines Corp.                     6,419         545,615
International Fibercom, Inc. *                              100             494
Internet Pictures Corp. *                                   100              97
Internet Security Systems, Inc. * (a)                       279          21,884
Iomega Corp. *                                              800           2,696
L 3 Communications Holding Corp. *                          100           7,700
Lexmark International Group, Inc., Class A *                602          26,676
Maxim Integrated Products, Inc. * (a)                     1,140          54,506
Maxtor Corp. * (a)                                          300           1,678
McDATA Corp. * (a)                                          236          12,921
Mechanical Technology, Inc. *                               100             350
Mercury Computer Systems, Inc. *                            100           4,644
Metasolv Software, Inc. *                                   100             913
Micron Electronics, Inc. *                                  300           1,172
MTS Systems Corp.                                           100             725
National Instruments Corp. * (a)                            421          20,445
Natural Microsystems Corp. * (a)                            280           2,765
NetIQ Corp. * (a)                                           100           8,737
Netro Corp. * (a)                                           100             694
Network Appliance, Inc. *                                 1,197          76,889
Network Peripherals, Inc. * (a)                             100             644
New Horizons Worldwide, Inc. *                              100           1,387
Nuance Communications * (a)                                 111           4,787
ONI Systems Corp. * (a)                                     414          16,379
Optical Cable Corp. * (a)                                   150           1,359
Packeteer, Inc. * (a)                                       100           1,238
Palm, Inc. *                                              2,046          57,927
Perot Systems Corp. *                                       300           2,756
Pinnacle Systems, Inc. * (a)                                100             738
Pitney Bowes, Inc.                                        1,128          37,365
Pixar * (a)                                                 100           3,000
Predictive Systems, Inc. *                                  100             716
Proxim, Inc. *                                              261          11,223
Quantum Corp. - DLT & Storage *                           1,458          19,410
Quantum Corp. Hard  Disk Drive *                            200           1,600
Quintus Corp. *                                             100             297
Radiant Systems, Inc. *                                     100           2,050
Redback Networks, Inc. *                                    666          27,306
Remedy Corp. *                                              100           1,656
Robotic Vision Systems, Inc. *                              100             275
Sabre Group Holdings, Inc., Class A *                       344          14,835
Sandisk Corp. *                                             200           5,550
Sanmina Corp. *                                             618          47,354
Socket Communications, Inc. *                               100             331
Spectralink Corp. *                                         100           1,444
Spectrasite Holdings, Inc. *                                300           3,975

                                                          SHARES       VALUE
                                                          ------       -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Standard Microsystems Corp. *                               100        $  2,025
Storage Technology Corp. *                                  300           2,700
Stratos Lightwave, Inc. *                                   386           6,586
Structural Dynamics Research Corp. *                        100           1,000
Sun Microsystems, Inc. *                                 11,644         324,576
Sybase, Inc. *                                              894          17,712
Symbol Technologies, Inc.                                   450          16,200
Tech Data Corp. *                                           593          16,039
Tenfold Corp. *                                             100             150
Texas Instruments, Inc.                                   6,171         292,351
Tricord Systems, Inc. * (a)                                 100             831
Turnstone Systems, Inc. * (a)                               200           1,487
Universal Display Corp. *                                   100             719
VA Linux Systems, Inc. *                                    100             813
Verity, Inc. *                                              100           2,406
Visual Networks, Inc. *                                     100             325
Wave Systems Corp. *                                        100             450
Western Digital Corp. *                                     400             975
Wind River Systems, Inc. *                                  479          16,346
Witness Systems, Inc. *                                     100           1,350
Xerox Corp. (a)                                           3,756          17,371
Xircom, Inc. *                                              100           1,550
Xybernaut Corp. * (a)                                       100             169
                                                                    -----------
                                                                      4,138,759
CONSTRUCTION MATERIALS - 0.18%
Applied Industrial Technologies, Inc.                       100           2,056
Centex Construction Products                                100           2,731
Clarcor, Inc.                                               100           2,069
Columbus McKinnon Corp.                                     100             888
Comfort Systems USA, Inc. *                                 100             213
Dal-Tile International, Inc. *                              200           2,838
Diebold, Inc.                                               200           6,675
Donaldson, Inc. *                                           100           2,781
Fastenal Company                                            100           5,487
Florida Rock Industries, Inc. (a)                           100           3,912
Forest City Enterprises, Inc.                               100           3,920
Granite Construction, Inc.                                  100           2,894
Griffon Corp. *                                             100             788
Insituform Technologies, Inc., Class A *                    100           3,987
JLG Industries, Inc.                                        100           1,063
Lafarge Corp. (a)                                           200           4,725
Martin Marietta Matls, Inc.                                 100           4,230
Noland Company                                              100           1,675
Oshkosh Truck Corp., Class B                                100           4,400
Owens-Corning Corp.                                         200             163
Precision Castparts Corp.                                   200           8,412
Regal Beloit Corp.                                          100           1,706
Roper Industries                                            100           3,306
Sherwin-Williams Company                                  1,057          27,812
SpeedFam-IPEC, Inc. *                                       100             606
Terex Corp. * (a)                                           100           1,619
Trinity Industries, Inc.                                    100           2,500
United States Aggregates, Inc.                              100             769
USG Corp. (a)                                               100           2,250
Vulcan Materials Company                                    300          14,362
Washington Group International, Inc. *                      200           1,638
                                                                    -----------
                                                                        122,475
CONSTRUCTION & MINING EQUIPMENT - 0.15%
Astec Industries, Inc. *                                    100           1,319
Caterpillar, Inc. (a)                                     1,360          64,345
CDI Corp. *                                                 100           1,463
Dril-Quip, Inc. *                                           100           3,419
Foster Wheeler Corp.                                        200           1,050
Friede Goldman Halter, Inc. *                               100             356

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
CONSTRUCTION & MINING EQUIPMENT - CONTINUED
Gulf Islands Fabrication, Inc. *                            100        $  1,819
Kaman Corp., Class A                                        100           1,687
Key Energy Services, Inc. *                                 200           2,087
Kinder Morgan Energy Partners LP                            100           5,631
Lakehead Pipeline Partner LP                                100           4,125
Offshore Logistics, Inc. *                                  100           2,155
Parker Drilling Company *                                   300           1,519
RPC, Inc.                                                   100           1,450
Santa Fe International Corp.                                372          11,927
VIPC Communications, Inc. *                                 200              36
                                                                    -----------
                                                                        104,388
CONTAINERS & GLASS - 0.06%
Ball Corp. (a)                                              100           4,606
Bemis, Inc.                                                 100           3,356
Crown Cork & Seal, Inc. (a)                                 300           2,231
Earthshell Corp. *                                          300             384
Gaylord Container Corp., Class A *                          200             200
Longview Fibre Company                                      200           2,700
Owens-Illinois, Inc. *                                      400           2,275
Packaging Corp. America *                                   300           4,838
Pactiv Corp. *                                              500           6,188
Silgan Holdings, Inc. *                                     100             900
Sonoco Products Company                                     300           6,488
Temple-Inland, Inc.                                          51           2,735
West Pharmaceutical Services, Inc.                          100           2,456
                                                                    -----------
                                                                         39,357
COSMETICS & TOILETRIES - 0.34%
Alberto Culver Company, Class A (a)                         100           3,644
Alberto Culver Company, Class B                             100           4,281
Avon Products, Inc.                                         986          47,205
Estee Lauder Companies, Inc., Class A (a)                   679          29,749
Gillette Company                                          3,800         137,275
Intermediate Parfums, Inc. *                                150           1,340
International Flavors & Fragrances, Inc.                    300           6,094
NU Skin Enterprises, Inc., Class A * (a)                    100             531
Revlon, Inc., Class A *                                     100             496
                                                                    -----------
                                                                        230,615
CRUDE PETROLEUM & NATURAL GAS - 0.24%
Barrett Resources Corp. * (a)                               100           5,681
Burlington Resources, Inc. (a)                            1,016          51,308
Cabot Oil & Gas Corp., Class A                              100           3,119
Conoco, Inc., Class A (a)                                   500          14,312
EOTT Energy Partners LP                                     100           1,613
Evergreen Resources *                                       100           3,863
Helmerich & Payne, Inc. (a)                                 100           4,387
Marine Drilling Companies, Inc. *                           200           5,350
National Oilwell, Inc. * (a)                                267          10,330
Nuevo Energy Company *                                      100           1,731
Occidental Petroleum Corp.                                1,000          24,250
Patterson Energy, Inc. *                                    100           3,725
Pioneer Natural Resources Company                           300           5,906
Sunoco, Inc.                                                755          25,434
TEPPCO Partners LP                                          100           2,456
                                                                    -----------
                                                                        163,465
DOMESTIC OIL - 2.39%
Amerada Hess Corp. (a)                                      430          31,417
Anadarko Petroleum Corp.                                    876          62,266
Ashland, Inc.                                               200           7,178
Basin Exploration, Inc. *                                   100           2,550
Belco Oil & Gas Corp. *                                     100           1,244
Berry Petroleum Company                                     100           1,338
Chesapeake Energy Corp. *                                   400           4,050
Conoco, Inc., Class B                                     1,700          49,194
Cornerstone Propane Partners LP                             100           1,188

                                                          SHARES       VALUE
                                                          ------       -----
DOMESTIC OIL - CONTINUED
Cross Timbers Oil Company (a)                               300       $   8,325
Crown Central Petroleum Company, Class A *                  100           1,000
Crown Central Petroleum Company, Class B *                  100             981
Devon Energy Corp.                                          589          35,911
Energysouth, Inc.                                           100           2,100
Enterprise Products Partners LP (a)                         100           3,144
EOG Resources, Inc. (a)                                     300          16,406
Exxon Mobil Corp.                                        12,679       1,102,281
Forest Oil Corp. *                                          100           3,687
Freeport McMoran Copper & Gold, Inc., Class B*              400           3,425
Frontier Oil Corp. *                                        100             688
Genesis Energy LP                                           200             725
Giant Industries, Inc. *                                    100             731
Grey Wolf, Inc. *                                           600           3,525
Holly Corp.                                                 100           1,875
Houston Exploration Company *                               100           3,812
HS Resources, Inc. *                                        100           4,237
Kerr-McGee Corp.                                            200          13,387
Key Production, Inc. *                                      100           3,356
Maverick Tube Corp. * (a)                                   100           2,263
Maynard Oil Company *                                       100           1,750
McMoran Exploration Company *                               100           1,325
Midcoast Energy Resources, Inc.                             100           2,181
Mitchell Energy & Development Corp., Class A                200          12,250
Murphy Oil Corp.                                            388          23,450
Newfield Exploration Company *                              100           4,744
Noble Affiliates, Inc. (a)                                  200           9,200
Patina Oil & Gas Corp.                                      100           2,400
Pennaco Energy, Inc. * (a)                                  100           1,963
Phillips Petroleum Company                                  867          49,311
Plains Resources, Inc. *                                    100           2,113
Pogo Producing Company (a)                                  100           3,112
Remington Oil Gas Corp. *                                   200           2,600
Spinnaker Exploration Company *                             100           4,250
Swift Energy Company *                                      100           3,762
Syntroleum Corp. *                                          100           1,700
Tom Brown, Inc. *                                           100           3,287
Triton Energy, Ltd. *                                       100           3,000
Ultramar Diamond Shamrock Corp.                             795          24,546
Unit Corp. * (a)                                            100           1,894
Unocal Corp.                                              1,058          40,931
USX-Marathon Group                                        1,369          37,990
Valero Energy Corp. (a)                                     200           7,437
Vintage Petroleum, Inc.                                     200           4,300
Williams Clayton Energy, Inc. *                             100           2,700
World Fuel Services Corp.                                   100             700
                                                                    -----------
                                                                      1,625,180
DRUGS & HEALTH CARE - 10.90%
Abbott Laboratories                                       5,568         269,700
Abgenix, Inc.                                               433          25,574
Advance Paradigm, Inc. *                                    100           4,550
Advanced Tissue Sciences, Inc. *                            200             606
Aetna United States Healthcare, Inc. *                      400          16,425
Affymetrix, Inc. * (a)                                      200          14,887
Albany Molecular Research, Inc. *                           312          19,227
Alexion Pharmaceuticals, Inc. * (a)                         185          12,013
Alkermes, Inc. * (a)                                        200           6,275
Allergan, Inc.                                              520          50,342
Alliance Pharmaceutical Corp. *                             200           1,725
ALPHARMA, Inc., Class A (a)                                 100           4,387
ALZA Corp. * (a)                                            787          33,447
American Home Products Corp.                              4,708         299,193
AmeriSource Health Corp., Class A *                         100           5,050

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
DRUGS & HEALTH CARE - CONTINUED
Amgen, Inc. *                                             3,736        $238,870
Amylin Pharmaceuticals, Inc. *                              200           1,575
Andrx Corp. *                                               200          11,575
Antigenics, Inc. *                                          100           1,106
Aphton Corp. *                                              100           1,800
Apogent Technologies, Inc. *                                300           6,150
Applera Corp.                                               760          71,487
Applera Corp.-Celera Genomics *                             200           7,187
Apria Healthcare Group, Inc. * (a)                          100           2,975
Aradigm Corp. *                                             100           1,463
Ariad Pharmaceuticals, Inc. *                               100             475
Arrow International, Inc.                                   100           3,767
ATS Medical, Inc. *                                         100           1,419
Avant Immunotherapeutics, Inc. * (a)                        200           1,375
Aviron * (a)                                                100           6,681
AxyS Pharmaceuticals, Inc. *                                100             563
Barr Laboratories, Inc. * (a)                               150          10,941
Bausch & Lomb, Inc. (a)                                     200           8,087
Baxter International, Inc.                                1,200         105,975
Beckman Coulter, Inc.                                       200           8,387
Becton Dickinson & Company                                  700          24,237
Bergen Brunswig Corp., Class A                              400           6,332
Beverly Enterprises, Inc. *                                 400           3,275
Bico Inc. *                                               3,100             152
Bindley Western Industries, Inc.                            100           4,156
Bio Technology General Corp. *                              200           1,413
Biocryst Pharmaceuticals, Inc. *                            100             663
Biogen, Inc. *                                              620          37,239
Biomarin Pharmaceutical, Inc. *                             100             969
Biomet, Inc.                                                919          36,473
Biopure Corp. * (a)                                         100           2,000
Boston Scientific Corp. *                                 2,258          30,906
Bristol-Myers Squibb Company                              7,168         529,984
Bruker Daltonics, Inc. *                                    527          12,417
C.R. Bard, Inc.                                             401          18,672
Cardinal Health, Inc.                                     1,088         108,392
Cardiodynamics International Corp. *                        200             688
Caremark Rx, Inc. * (a)                                     600           8,137
Carter Wallace, Inc.                                        100           3,338
Celgene Corp. *                                             200           6,500
Cell Genesys, Inc. * (a)                                    100           2,281
Cell Pathways, Inc. *                                       100             475
Cell Therapeutics, Inc. *                                   100           4,506
Celsion Corp. *                                             200             200
Cephalon, Inc. * (a)                                        147           9,307
Chromavision Medical Systems, Inc. *                        100             263
CIMA Laboratories, Inc. *                                   100           6,506
Closure Medical Corp. *                                     100           3,600
Coherent, Inc. *                                            100           3,250
Columbia Laboratories, Inc. *                               100             431
Community Health Systems, Inc. *                            608          21,280
Computerized Thermal Imaging *                              200             300
Conmed Corp. *                                              100           1,713
Connetics Corp. * (a)                                       100             456
COR Therapeutics, Inc. * (a)                                200           7,037
Corixa Corp. * (a)                                          200           5,575
Corvas International, Inc.                                  100           1,438
Covance, Inc. * (a)                                         200           2,150
Coventry Helath Care, Inc. *                                200           5,337
Cryolife, Inc. *                                            150           4,537
Cubist Pharmaceuticals, Inc. *                              100           2,900
Curagen Corp. *                                             100           2,731
Curis Inc. *                                                 30             266
CV Therapeutics, Inc. * (a)                                 100           7,075

                                                          SHARES       VALUE
                                                          ------       -----
DRUGS & HEALTH CARE - CONTINUED
Cyberonics, Inc. *                                          100        $  2,325
Cygnus, Inc. * (a)                                          100             488
Cytogen Corp. *                                             200             469
Cytyc Corp. *                                               100           6,256
Davita, Inc. *                                              300           5,137
Daxor Corp. *                                               100           1,044
DENTSPLY International, Inc.                                100           3,913
Diagnostic Products Corp. (a)                               100           5,462
Diametrics Medical, Inc. *                                  100             594
Diversa Corp. *                                             100           1,794
Drugstore.com, Inc. *                                       200             181
Duane Reade, Inc. * (a)                                     100           3,056
DVI, Inc. *                                                 100           1,706
eBenX, Inc. *                                               100             675
Edwards Lifesciences Corp. *                                200           3,550
Elan PLC, ADR * (a)                                         105           4,915
Eli Lilly & Company                                       4,117         383,138
Embrex, Inc. *                                              100           1,538
Emisphere Technologies, Inc. *                              100           2,500
Endo Pharmaceutical Holdings, Inc.                          100             600
Endocare, Inc. *                                            100           1,275
Enzo Biochem, Inc. * (a)                                    100           2,488
Enzon, Inc. *                                               100           6,206
EPIX Medical, Inc. *                                        100             838
Exelixis, Inc. * (a)                                        390           5,704
First Health Group Corp. *                                  100           4,656
Forest Laboratories, Inc. *                                 357          47,436
Fusion Medical Technologies, Inc. *                         100             400
Gene Logic, Inc. * (a)                                      100           1,838
Genelabs Technologies, Inc. *                               200             819
Genetech, Inc. * (a)                                        718          58,517
Genome Therapeutics Corp. *                                 100             697
Genta, Inc. * (a)                                           100             800
Genzyme Corp. *                                             420          37,774
Genzyme Transgenics Corp. *                                 100           1,431
Geron Corp. *                                               100           1,544
Gilead Sciences, Inc. * (a)                                 316          26,208
Guidant Corp. *                                           1,066          57,497
Guilford Pharmaceuticals, Inc. *                            100           1,800
HCA Healthcare Company                                    1,960          86,260
Health Management Association, Class A *                  1,456          30,212
Health Net, Inc. * (a)                                      300           7,856
HEALTHSOUTH Corp. *                                       1,100          17,944
Hemispherx Biopharma, Inc. *                                100             475
Henry Schein, Inc. * (a)                                    100           3,463
Hillenbrand Industries, Inc.                                200          10,300
Human Genome Sciences, Inc. * (a)                           438          30,359
I-STAT Corp. * (a)                                          100           2,644
ICN Pharmaceuticals, Inc. (a)                               200           6,137
ICOS Corp. *                                                432          22,437
IDEC Pharmaceuticals Corp. * (a)                            130          24,643
IDEXX Laboratories, Inc. * (a)                              100           2,200
IDX Systems Corp. *                                         100           2,500
Igen International *                                        100           1,231
ILEX Oncology, Inc. * (a)                                   100           2,631
Imaging Diagnostic Systems, Inc. *                          300             263
Imatron, Inc. *                                             400             550
ImClone Systems, Inc. * (a)                                 200           8,800
Immune Response Corp. *                                     100             263
Immunex Corp. * (a)                                       2,090          84,906
Immunogen, Inc. *                                           100           2,144
Immunomedics, Inc. *                                        100           2,150
IMS Health, Inc.                                            953          25,731
INAMED Corp. *                                              100           2,044

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
DRUGS & HEALTH CARE - CONTINUED
Incyte Pharmaceuticals, Inc. *                              200        $  4,975
Inhale Therapeutic Systems * (a)                            200          10,100
Intermune Pharmaceuticals, Inc. *                           100           4,462
International Specialty Products *                          200           1,338
Invacare Corp. (a)                                          100           3,425
Invitrogen Corp. * (a)                                      100           8,637
Irvine Sensors Corp. *                                      100             122
Isis Pharmaceuticals, Inc. *                                100           1,063
Ivax Corp. *                                                792          30,334
Johnson & Johnson (a)                                     5,068         532,457
King Pharmaceuticals, Inc. *                                525          27,136
Kos Pharmaceuticals, Inc. *                                 100           1,763
Labone, Inc. *                                              100             575
Laboratory Corp. America Holdings *                         154          27,104
Landauer, Inc.                                              100           1,825
LCA Vision, Inc. *                                          200             213
Lifepoint Hospitals, Inc. *                                 100           5,012
Ligand Pharmaceuticals, Inc. *                              200           2,800
Lincare Holdings, Inc. * (a)                                135           7,703
Manor Care, Inc. *                                          300           6,187
Maximus, Inc. *                                             100           3,494
Maxygen, Inc. *                                             100           2,450
McKesson HBOC, Inc.                                       1,279          45,903
Medarex, Inc. *                                             200           8,150
Medicis Pharmaceutical Corp., Class A * (a)                 100           5,912
MedImmune, Inc. *                                           822          39,199
Medtronic, Inc.                                           4,260         257,197
Mentor Corp.                                                100           1,950
Merck & Company, Inc.                                     8,408         787,199
MGI Pharma, Inc. *                                          100           1,650
Mid Atlantic Medical Services, Inc. *                       200           3,963
Millennium Pharmaceuticals, Inc. * (a)                      680          42,075
Minimed, Inc. *                                             200           8,406
Miravant Medical Technologies *                             100             928
Mylan Labs, Inc.                                            909          22,895
Myriad Genetics, Inc. * (a)                                 170          14,067
NABI, Inc. *                                                100             463
Nanogen, Inc. *                                             100             900
NBTY, Inc. *                                                200             950
NeoRx Corp. *                                               100             525
Neurocrine Biosciences, Inc. *                              100           3,313
Neurogen Corp. *                                            100           3,513
Nexell Therapeutics, Inc. *                                  75             227
NexMed, Inc.                                                100             800
Northfield Laboratories, Inc. *                             100           1,050
Noven Pharmaceuticals, Inc. *                               100           3,738
NPS Pharmaceuticals, Inc. *                                 100           4,800
Ocular Sciences, Inc. *                                     100           1,163
Omega Healthcare Investors *                                200             763
Omnicare, Inc.                                              300           6,487
Organogenesis, Inc. * (a)                                   100             899
Orthodontic Centers America, Inc. * (a)                     100           3,125
OSI Pharmaceuticals, Inc. * (a)                             100           8,012
Owens & Minor, Inc. (a)                                     100           1,775
Oxford Health Plans, Inc. *                                 200           7,900
Pacificare Health Systems * (a)                             100           1,500
Parexel International Corp. *                               100           1,081
Patterson Dental Company *                                  200           6,775
Peregrine Pharmaceuticals, Inc. *                           300             281
Perrigo Company *                                           200           1,656
Pfizer, Inc.                                             23,141        1,064,486
Pharmaceutical Product Development, Inc. * (a)              100           4,969
Pharmaceutical Resources, Inc. *                            100             694
Pharmacia & Upjohn, Inc.                                  4,668         284,748

                                                          SHARES       VALUE
                                                          ------       -----
DRUGS & HEALTH CARE - CONTINUED
Pharmacopeia, Inc. *                                        100        $  2,181
Pharmos Corp. *                                             200             319
Praecis Pharmaceuticals, Inc. *                             373          10,910
Prime Hospitality Corp. *                                   200           2,325
Priority Healthcare Corp. *                                 200           8,162
Protein Design Laboratories, Inc. *                         200          17,375
Province Healthcare Company *                               150           5,906
PSS World Med, Inc. *                                       200           1,000
Psychemedics Corp.                                          200           1,030
Quest Diagnostics, Inc. * (a)                               244          34,648
Quidel Corp. *                                              100             503
Quintiles Transnational Corp. *                             300           6,281
Quorum Health Group, Inc. *                                 200           3,150
Regeneron Pharmaceuticals, Inc. *                           100           3,527
Renal Care Group, Inc. *                                    100           2,742
ResMed, Inc. * (a)                                          100           3,988
Resources Care, Inc. * (a)                                  100             450
Respironics, Inc. *                                         100           2,850
Ribozyme Pharmaceuticals, Inc. * (a)                        100           1,431
Safescience, Inc. *                                         100             119
Sangstat Medical Corp. *                                    100           1,188
Schering-Plough Corp.                                     5,323         302,080
SciClone Pharmaceuticals, Inc. * (a)                        100             400
Scios, Inc. *                                               200           4,450
Scott Technologies, Inc. *                                  100           2,238
Sepracor, Inc. * (a)                                        436          34,934
Sequenom, Inc. *                                            100           1,400
Sicor, Inc. *                                               300           4,331
St. Jude Medical, Inc. *                                    490          30,104
STAAR Surgical Company *                                    100           1,256
Star Scientific, Inc. *                                     200             488
STERIS Corp. *                                              200           3,225
Stryker Corp.                                               946          47,858
Sunrise Assisted Living, Inc. * (a)                         100           2,500
Sunrise Technologies International * (a)                    200             356
Supergen, Inc. *                                            100           1,388
Sybron Dental Specialties * (a)                             100           1,688
Tanox, Inc. *                                               367          14,382
Targeted Genetics Corp. *                                   100             669
Tenet Healthcare Corp. *                                  1,304          57,946
Texas Biotechnology Corp. *                                 100             859
Theragenics Corp. *                                         100             500
Thermo Cardiosystems, Inc. *                                100             875
Thoratec Labs Corp. *                                       100           1,100
Titan Pharmaceuticals, Inc. *                               100           3,537
Transkaryotic Therapies, Inc. * (a)                         100           3,644
Triad Hospitals, Inc. * (a)                                 100           3,256
Triangle Pharmaceuticals, Inc. *                            100             494
Trigon Healthcare, Inc. * (a)                               100           7,781
Tularik, Inc. * (a)                                         100           2,944
Twinlab Corp. *                                             100             169
United Therapeutics Corp. * (a)                             100           1,475
United Wisconsin, Inc.                                      100             338
Unitedhealth Group, Inc.                                  1,294          79,419
Universal Health Services, Inc., Class B *                  100          11,175
US Oncology, Inc. *                                         300           1,894
Valentis, Inc. * (a)                                        100             713
Vasomedical, Inc. *                                         200             438
Vaxgen, Inc. * (a)                                          100           1,950
Vertex Pharmaceuticals, Inc. *                              200          14,300
Vical, Inc. *                                               100           1,850
ViroPharma, Inc. * (a)                                      100           1,448
VISX, Inc. *                                                200           2,088
Vital Signs, Inc.                                           100           3,213

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                          SHARES              VALUE
                                                          ------              -----
DRUGS & HEALTH CARE - CONTINUED
Von Pharmaceuticls, Inc. *                                    100        $        800
Watson Pharmaceuticals, Inc. *                                342              17,506
Wellpoint Health Networks, Inc., Class A * (a)                200              23,050
XOMA, Ltd. *                                                  200               1,950
Young Innovations, Inc. *                                     100               1,925
Zila, Inc. *                                                  200                 413
                                                                         ------------
                                                                            7,402,372
EDUCATIONAL SERVICES - 0.01%
Education Management Corp. *                                  100               3,575
Strayer Education, Inc. (a)                                   100               2,556
Sylvan Learning Systems, Inc. *                               200               2,963
                                                                         ------------
                                                                                9,094
ELECTRICAL EQUIPMENT - 3.11%
A.O. Smith Corp.                                              100               1,706
Advanced Energy Industries, Inc. * (a)                        100               2,250
American Power Conversion Corp. *                             500               6,187
AMETEK, Inc.                                                  100               2,594
Anixter International, Inc. *                                 100               2,162
Artesyn Technologies, Inc. *                                  100               1,588
Audiovox Corp., Class A *                                     100                 900
AVX Corp.                                                     946              15,491
Baldor Electric Company (a)                                   100               2,112
Barnes Group, Inc.                                            100               1,988
Belden, Inc.                                                  100               2,537
C & D Technologies, Inc.                                      329              14,209
C-COR.Net Corp. *                                             100                 972
Cable Design Technologies Corp. *                             150               2,522
Capstone Turbine Corp. * (a)                                  285               7,980
Catalytica Energy Systems Inc. *                               16                 276
Cohu, Inc.                                                    100               1,394
Cooper Industries, Inc.                                       140               6,431
Dauphin Technology, Inc. *                                    200                 250
Electro Scientific Industries, Inc.                           100               2,800
Emerson Electric Company                                    1,556             122,632
Emulex Corp. * (a)                                            200              15,987
General Cable Corp.                                           100                 444
General Electric Company                                   36,285           1,739,412
Genlyte Group, Inc. *                                         100               2,375
Hubbell Inc., Class B                                         200               5,300
Johnson Controls, Inc.                                        470              24,440
Littelfuse, Inc. *                                            100               2,862
Magnetek, Inc. *                                              100               1,300
Methode Electronics, Inc.                                     100               2,294
Millipore Corp.                                               100               6,300
Molex, Inc. (a)                                               500              17,750
Molex, Inc., Class A                                          300               7,631
National Service Industries, Inc.                             100               2,569
NCT Group, Inc. *                                           1,000                 180
Plexus Corp. *                                                200               6,078
Plug Power, Inc. * (a)                                        100               1,469
Powell Industries, Inc. * (a)                                 100               1,275
Power One, Inc. *                                             300              11,794
Rayovac Corp. * (a)                                           100               1,419
SCI Systems, Inc. * (a)                                       674              17,777
Sensormatic Electrics Corp. *                                 200               4,012
SLI, Inc.                                                     100                 644
Teleflex, Inc.                                                100               4,419
Thomas Industries, Inc.                                       100               2,325
Twin Disc, Inc.                                               100               1,438
Universal Electronics, Inc. *                                 100               1,544
Vicor Corp. *                                                 100               3,037
Vishay Intertechnology, Inc. *                                754              11,404
W.H. Brady Company, Class A (a)                               100               3,381
W.W. Grainger, Inc.                                           200               7,300
Watsco, Inc.                                                  100               1,152
Wesco International, Inc. *                                   100                 725
                                                                         ------------
                                                                            2,109,018
ELECTRIC UTILITIES - 2.04%
AES Corp. *                                                 1,771              98,069
Allegheny Energy, Inc.                                        300              14,456
Allete                                                        200               4,963
Alliant Corp.                                                 200               6,375
Ameren Corp.                                                  300              13,894
American Electric Power, Inc. (a)                           1,285              59,752
Avista Corp.                                                  100               2,050
Bangor-Hydro Electric Company                                 100               2,569
Baycorp Holdings, Ltd. *                                      100                 663
Black Hills Corp.                                             100               4,475
Calpine Corp. *                                             1,199              54,030
Central Vermont Public Service Corp.                          200               2,438
CH Energy Group, Inc.                                         100               4,475
Cinergy Corp.                                                 400              14,050
Cleco Corp.                                                   100               5,475
CMS Energy Corp. (a)                                          902              28,582
Conectiv, Inc.                                                300               6,019
Conectiv, Inc., Class A                                       100               1,281
Consol Energy, Inc.                                           200               5,588
Consolidated Edison, Inc.                                     600              23,100
Constellation Energy Group, Inc.                              400              18,025
Dominion Resources, Inc.                                      884              59,228
DPL, Inc. (a)                                                 400              13,275
DQE, Inc.                                                     200               6,550
DTE Energy Company                                            400              15,575
Duke Energy Company                                         1,321             112,615
Dynegy, Inc., Class A                                       1,160              65,032
Edison International (a)                                    1,652              25,812
El Paso Electric Company *                                    200               2,640
Empire District Electric Company                              100               2,631
Energy East Corp.                                             980              19,294
Entergy Corp. (a)                                             700              29,619
Exelon Corp.                                                1,025              71,965
FirstEnergy Corp.                                             600              18,937
Florida Public Utilities Company                              100               1,600
FPI Group, Inc.                                               500              35,875
GPU, Inc.                                                     300              11,044
Green Mountain Power Corp.                                    200               2,500
Hawaiian Electric Industries, Inc.                            100               3,719
IDACORP, Inc.                                                 100               4,906
IPALCO Enterprises                                            200               4,838
Kansas City Power & Light Company                             200               5,488
Madison Gas & Electric Company                                100               2,263
MDU Resources Group, Inc. (a)                                  42               1,365
Montana Power Company                                         300               6,225
Niagara Mohawk Holdings, Inc. *                               500               8,344
Northeast Utilities                                         1,285              31,161
NSTAR                                                         100               4,288
OGE Energy Corp. (a)                                          200               4,888
Online Power Supply, Inc. *                                   100                 600
Otter Tail Power Company                                      100               2,775
PG&E Corp. (a)                                              1,602              32,040
Pinnacle West Capital Corp.                                   200               9,525
Potomac Electric Power Company                                300               7,413
PPL Corp.                                                     400              18,075
Progress Energy, Inc. - CVO                                   200                  90
Progress Energy, Inc. (a)                                     654              32,169
Public Service Company                                        114               3,057
Public Service Enterprise Group, Inc. (a)                     500              24,312
Puget Sound Energy, Inc.                                      200               5,563


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
ELECTRICAL UTILITIES - CONTINUED
Reliant Energy, Inc.                                        1,224        $     53,014
RGS Energy Group, Inc. (a)                                    100               3,244
Southern Company (a)                                        2,534              84,255
Southern Energy, Inc.* (a)                                  1,236              34,994
TECO Energy, Inc. (a)                                         300               9,712
The St. Joseph Light & Power Company                          100               2,450
Tnpc, Inc. *                                                1,491              14,630
TXU Corp. (a)                                                 700              31,019
Unisource Energy Corp.                                        100               1,881
Wisconsin Energy Corp.                                      1,160              26,172
WPS Resources Corp.                                           100               3,681
Xcel Energy, Inc.                                           1,444              41,966
                                                                         ------------
                                                                            1,384,643
ELECTRONICS - 1.26%
Adaptec, Inc. *                                               300               3,075
Agilent Technologies, Inc. *                                1,761              96,415
Amkor Technology, Inc. *                                      400               6,206
Amphenol Corp., Class A *                                     100               3,919
Anadigics, Inc. * (a)                                         100               1,638
Analog Devices, Inc. *                                      1,362              69,717
APW, Ltd. *                                                   100               3,375
Arrow Electronics, Inc. *                                     300               8,587
Asyst Technologies, Inc. *                                    100               1,344
Atmel Corp. *                                               2,504              29,109
Aurora Bioscience Corp. *                                     100               3,144
Avid Technology, Inc. *                                       100               1,827
Avnet, Inc.                                                   200               4,300
Bell & Howell Company *                                       100               1,650
Cambridge Technology Partners, Inc. *                         200                 525
Cellstar Corp. * (a)                                          200                 288
Checkpoint Systems, Inc. *                                    100                 744
CTS Corp. (a)                                                 100               3,644
Cymer, Inc. *                                                 100               2,573
DDI Corp. *                                                   405              11,036
DSP Group, Inc. *                                             100               2,105
Electronics For Imaging, Inc. *                               100               1,394
Foundry Networks, Inc. *                                      481               7,215
GenRad, Inc. *                                                100               1,000
Glenayre Technologies, Inc. *                                 200                 706
Harman International Industries, Inc. (a)                     372              13,578
Harris Corp.                                                  200               6,125
Identix, Inc. *                                               100                 785
Intermediate Telephone, Inc.                                  100                 769
Jabil Circuit, Inc. * (a)                                     764              19,386
Kemet Corp. *                                                 200               3,025
Kent Electronics Corp. *                                      100               1,650
Linear Technology Corp.                                     1,307              60,449
Lufkin Industries, Inc.                                       100               1,794
Lumenon Innovation Lightwave *                                100                 509
Microchip Technology, Inc. * (a)                              876              19,217
Motorola, Inc.                                              7,853             159,023
MTI Technology Corp. *                                        100                 394
Network Access Solutions Corp. *                              100                  63
Pac-West Telecomm, Inc. *                                     100                 344
PerkinElmer, Inc.                                             127              13,335
Raytheon Company, Class A                                     300               8,700
Rockwell International Corp.                                  917              43,672
Sawtek, Inc. * (a)                                            100               4,619
Silicon Graphics, Inc. *                                      500               2,000
Silicon Storage Technology, Inc. *                            300               3,544
Solectron Corp. * (a)                                       2,450              83,055
Somera Communications, Inc. *                                 200               1,737
Stoneridge, Inc. *                                            100                 675
Sycamore Networks, Inc. * (a)                               1,050              39,112
Technitrol, Inc.                                              234               9,623
Technology Solutions Company *                                200                 425
Tektronix, Inc. (a)                                           200               6,737
Thomas & Betts Corp.                                          200               3,237
Trimble Navigation, Ltd. *                                    100               2,400
United Industrial Corp.                                       100               1,113
Varian Medical Systems, Inc. * (a)                            100               6,794
Varian, Inc. *                                                100               3,387
Veeco Instruments, Inc. *                                     100               4,012
Viasystems Group, Inc. *                                      400               3,325
Vixel Corp. *                                                 100                 188
Waters Corp. * (a)                                            641              53,523
X-Rite, Inc.                                                  100                 781
Zebra Technologies Corp., Class A * (a)                       100               4,080
                                                                         ------------
                                                                              852,721
FINANCIAL SERVICES - 6.12%
A.G. Edwards, Inc.                                            499              23,671
Acacia Research Corp. *                                       100               1,781
Acadia Realty Trust                                           300               1,687
Ace Cash Express, Inc. *                                      100               1,081
Aclara Biosciences, Inc. *                                    100               1,088
Advanta Corp., Class B                                        100                 719
Aegis Realty Inc.                                             300               3,037
Alliance Capital Management Holding LP                        705              35,691
Allied Capital Corp.                                          200               4,175
Ambac Financial Group, Inc.                                   300              17,494
Amcore Financial, Inc.                                        100               2,069
America First Mortgage Investments, Inc.                      200               1,000
American Express Company                                    4,763             261,667
American Insured Mortgage Investors,
   Series 86, LP                                              300               1,050
American Insured Mortgage Investors,
   Series 88, LP                                              200               1,163
American Insured Mortgage
   Investors,Series 85, LP                                    200               1,550
American Residential Investment Trust                         100                 231
Americredit Corp. *                                           200               5,450
Ameritrade Holding Corp. * (a)                                500               3,500
Amresco Capital Trust                                         100                 981
Annaly Mortgage Management Inc.                               100                 906
Arthur J. Gallagher & Company                                 100               6,362
Asiainfo Holdings, Inc. *                                     100                 938
Axonyx, Inc. *                                                100                 638
Banyan Strategic Realty Trust SBI                             300               1,650
Bear Stearns Companies, Inc.                                  604              30,615
Berkshire Hathaway, Inc., Class A *                             6             426,000
BNP Residential Properties, Inc.                              200               1,500
BP Prudhoe Bay Royalty Trust                                  100               1,238
BRT Realty Trust SBI *                                        100                 788
Caldera Systems, Inc. * (a)                                   100                 194
Capital One Financial Corp. (a)                               780              51,334
Cash America International, Inc.                              100                 438
Centraxx, Inc. *                                              100                  88
Charles Schwab Corp.                                        4,918             139,548
Citigroup, Inc. (a)                                        18,489             944,095
Colormax Technologies, Inc. *                                 100                  31
Community Financial Group, Inc.                               100               1,125
Compass Bancshares, Inc.                                      300               7,162
Concord EFS, Inc. * (a)                                     1,005              44,157
Corporate Office Properties Trust                             200               1,987
Correctional Properties Trust                                 200               1,925
Countrywide Credit Industries, Inc. (a)                       300              15,075
Credit Acceptance Corp. * (a)                                 200               1,200
Creo Products, Inc. *                                         100               2,025


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
FINANCIAL SERVICES - CONTINUED
Cross Timbers Realty Trust                                    100        $      1,606
Dain Rauscher Corp. (a)                                       179              16,949
Delphi Financial Group, Inc. *                                100               3,850
Denbury Resources, Inc. *                                     200               2,200
Digitas, Inc. *                                               200               1,013
Elan Corp. PLC *                                              100                  78
Enhance Financial Services Group, Inc.                        100               1,544
Equity One, Inc.                                              200               1,975
ETrade Group, Inc. *                                          800               5,900
FairMarket, Inc. *                                            100                 150
Federal Home Loan Mortgage Corp.                            2,489             171,430
Federal National Mortgage Association                       3,658             317,331
Fidelity Holdings, Inc. *                                     100                  47
Financial Federal Corp. *                                     100               2,387
FINOVA Group Inc.                                             200                 188
First Charter Corp.                                           100               1,487
First Ecom.com, Inc. *                                        100                  75
First Street BanCorporation                                   100               1,398
Firstworld Communications, Series B * (a)                     100                  66
Franklin Resources, Inc.                                    1,143              43,548
Frontline Capital Group *                                     100               1,330
Fulton Financial Corp.                                        210               4,843
Goldman Sachs Group, Inc. (a)                                 440              47,052
Heller Financial, Inc., Class A (a)                           100               3,069
Hoenig Group Inc. *                                           100               1,088
Household International, Inc.                               1,872             102,960
Hugoton Royalty Trust                                         200               3,025
Humphrey Hospitality Trust                                    300               2,119
Impac Mortgage Holdings, Inc.                                 400               1,180
Intercounty Bancshares, Inc.                                  100               1,625
Intrabiotics Pharmaceuticals *                                100                 963
Investment Technology Group * (a)                             100               4,175
Investors Real Estate Trust SBI                               200               1,600
Istar Financial, Inc.                                         200               3,937
ITLA Capital Corp. *                                          100               1,912
J. P. Morgan & Company, Inc.                                  508              84,074
J.D. Edwards & Company                                        300               5,344
Jameson Inns, Inc.                                            300               1,678
Jeffries Group, Inc.                                          100               3,125
John Hancock Financial Services                               912              34,314
Jones Lang Lasalle, Inc. * (a)                                100               1,388
Keystone Property Trust Corp.                                 100               1,275
Knight Trading Group, Inc. *                                  300               4,181
Labranche & Company, Inc. * (a)                               100               3,056
Legg Mason, Inc. (a)                                          200              10,900
Lehman Brothers Holdings, Inc.                                844              57,075
Leucadia National Corp.                                       100               3,544
Liberte Investors, Inc.                                       200                 588
Liberty Financial Companies, Inc.                             100               4,456
LL&E Royalty Trust                                            300               1,106
Loudeye Technologies, Inc. *                                  100                 119
Malan Realty Investments, Inc.                                200               2,125
MB Financial Inc. *                                           100               1,338
Medallion Financial Corp. (a)                                 100               1,462
MerchantOnline.com, Inc. *                                    200                 313
Merrill Lynch & Company, Inc.                               2,803             191,130
Metris Companies, Inc.                                        150               3,947
Mid-Atlantic Realty Trust SBI                                 200               2,437
Moodys Corp.                                                  400              10,275
Morgan Keegan, Inc.                                           100               2,650
Morgan Stanley Dean Witter & Company                        4,049             320,883
National Bankshares, Inc.                                     100               1,650
National Health Realty, Inc.                                  300               2,344
Nationwide Financial Services, Inc.                           100               4,750
NCO Group, Inc. *                                             100               3,037
net.Genesis Corp. *                                           100                 325
Net2000 Communication, Inc. *                                 100                 172
Neuberger Berman, Inc.                                        100               8,106
North European Oil Royalty Trust                              100               1,650
NOVA Corp. *                                                  200               3,987
On2 Common, Inc. *                                            100                  58
Onvia Common, Inc. * (a)                                      200                 169
OTG Software, Inc. *                                          100               1,614
Peoples Bancshares Inc.                                       100               1,363
Permian Basin Royalty Trust                                   300               1,819
Philips International Realty Corp.                            100                 406
Photogen Technologies, Inc. *                                 100                 175
PMC Capital, Inc.                                             100                 800
Radian Group, Inc. (a)                                        100               7,506
Ramco Gershenson Properties Trust SBI                         200               2,587
Regions Financial Corp.                                       600              16,387
Register.com, Inc. * (a)                                      100                 700
Rental Way, Inc. * (a)                                        100                 444
Resource America, Inc.                                        100               1,150
Resource Asset Investment Trust                               100               1,232
Resource Bancshares Mortgage Group, Inc.                      300               2,119
Richmond County Financial Corp.                               100               2,612
Roberts Realty Investments, Inc.                              200               1,575
Sabine Realty Trust                                           100               1,869
San Juan Basin Royalty Trust                                  100               1,263
Selectica, Inc. * (a)                                         100               2,419
Siebert Financial Corp.                                       100                 413
Sizeler Property Investments, Inc.                            300               2,081
Sterling Bancshares, Inc.                                     100               1,975
Stilwell Financial, Inc.                                      946              37,308
Switchboard, Inc. *                                           100                 297
Tarragon Realty Investments, Inc.                             100               1,125
TC Pipelines LP                                               100               1,925
TCF Financial Corp.                                           200               8,912
TD Waterhouse Group, Inc. *                                     8                 106
The CIT Group, Inc. (a)                                     1,692              34,051
The Intercept Group, Inc. * (a)                               100               2,669
Thornburg Mortgage Asset Corp.                                100                 906
Transcontinental Realty Investments                           100                 888
Triad Guaranty, Inc. *                                        100               3,312
Ubs Ag                                                         90              14,706
United Investments Realty Trust                               300               1,275
Uproar, Inc. *                                                100                  97
USA Education, Inc.                                           693              47,124
UTStarcom, Inc. *                                             200               3,100
Versat, Inc. *                                                100                 894
Waddell & Reed Financial, Inc., Class A                       100               3,762
Waddell & Reed Financial, Inc., Class B                       100               3,750
Webster Financial Corp.                                       100               2,831
Wells Fargo & Company                                       5,852             325,883
Wesco Financial Corp.                                          64              18,032
WFS Financial, Inc. *                                         100               1,850
WIT Soundview Group, Inc. *                                   200                 719
Zemex Corp. *                                                 100                 538
Ziegler Companies, Inc.                                       100               1,650
                                                                         ------------
                                                                            4,153,454
FOOD & BEVERAGES - 2.41%
Alico, Inc.                                                   100               1,650
American Italian Pasta Company, Class A *                     100               2,681
Archer-Daniels-Midland Company                              1,889              28,335
Aurora Foods, Inc. *                                          200                 488
Bob Evans Farms, Inc.                                         100               2,131
Bridgford Foods Corp.                                         100               1,250


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
FOOD & BEVERAGES - CONTINUED
Brown Forman Corp., Class A                                   100        $      6,675
Campbell Soup Company                                       1,685              58,343
Chiquita Brands International, Inc. * (a)                     300                 300
Coca-Cola Enterprises, Inc. (a)                             1,862              35,378
ConAgra, Inc.                                               2,108              54,808
Corn Products International, Inc.                             100               2,906
Dean Foods Company                                            100               3,069
Del Monte Foods Company *                                     200               1,450
Dole Food, Inc.                                               200               3,275
Dreyers Grand Ice Cream, Inc. (a)                             100               3,225
Earthgrains Company (a)                                       100               1,850
Fleming Companies, Inc.                                       100               1,181
Flowers Industries, Inc.                                      300               4,725
General Mills, Inc. (a)                                     1,218              54,277
H.J. Heinz Company                                          1,291              61,242
Hain Celestial Group, Inc. * (a)                              100               3,250
Hershey Foods Corp. (a)                                       400              25,750
Hines Horticulture, Inc. *                                    100                 275
Hormel Foods Corp.                                            400               7,450
IBP, Inc.                                                     300               8,025
International Multifoods Corp.                                100               2,031
Interstate Bakeries Corp.                                     200               2,813
Keebler Foods Company                                         610              25,277
Kellogg Company                                             1,693              44,441
Lance, Inc.                                                   100               1,266
Maui Land & Pineapple, Inc.                                   100               2,363
McCormick & Company, Inc.                                     200               7,212
Michael Foods, Inc.                                           100               3,012
National Beverage Corp. *                                     100                 900
Pepsi Bottling Group, Inc. (a)                                841              33,587
PepsiCo, Inc.                                               5,130             254,256
Pilgrims Pride Corp.                                          100                 781
Quaker Oats Company                                           510              49,661
Ralcorp Holdings, Inc. *                                      100               1,638
Ralston Purina Company                                        800              20,900
Sanderson Farms, Inc.                                         100                 750
Sara Lee Corp.                                              3,223              79,165
Sensient Technologies Corp.                                   100               2,275
Smithfield Foods, Inc. *                                      200               6,080
Suiza Foods Corp. * (a)                                       100               4,800
SUPERVALU, Inc.                                               400               5,550
SYSCO Corp.                                                 2,534              76,020
Tasty Baking Corp.                                            100               1,401
The Coca-Cola Company                                       9,023             549,839
Tootsie Roll Industries, Inc.                                 100               4,606
Triarc Companies, Inc., Class A *                             100               2,425
Tyson Foods, Inc., Class A                                  1,923              24,518
United Natural Foods, Inc. *                                  100               1,763
Whitman Corp. *                                               400               6,550
Wm. Wrigley Jr. Company                                       495              47,427
                                                                         ------------
                                                                            1,637,296
FOREST PRODUCTS - 0.10%
Caraustar Industries, Inc.                                    100                 938
Georgia-Pacific Corp. (a)                                   1,106              34,424
Georgia-Pacific Corp. (Timber Group)                          200               5,987
Johns Manville Corp.                                          400               5,175
Louisiana Pacific Corp.                                       300               3,038
Pope & Talbot, Inc.                                           100               1,681
Rayonier, Inc.                                                100               3,981
Stora Enso Corp. * (a)                                        724               8,507
Universal Fast Products, Inc.                                 100               1,325
Wausau-Mosinee Paper Corp.                                    200               2,025
                                                                         ------------
                                                                               67,081

FUNERAL SERVICES - 0.00%
Stewart Enterprises, Inc., Class A                            300                 572
                                                                         ------------

FURNITURE & FIXTURES - 0.03%
Advanced Lighting Technologies, Inc. *                        100                 663
Ethan Allen Interiors, Inc.                                   100               3,350
Furniture Brands International, Inc. *                        100               2,106
La-Z-Boy, Inc.                                                200               3,150
Leggett & Platt, Inc.                                         500               9,469
Steelcase, Inc.                                               100               1,387
                                                                         ------------
                                                                               20,125
GAS & PIPELINE UTILITIES - 0.98%
AGL Resources, Inc.                                           100               2,206
American Water Works Company, Inc.                            200               5,875
Atmos Energy Corp.                                            100               2,438
Azurix Corp. *                                                300               2,456
California Water Service Group                                100               2,700
Cascade Natural Gas Corp.                                     100               1,881
Chesapeake Utilities Corp.                                    100               1,863
Coastal Corp.                                                 825              72,858
Cooper Cameron Corp. *                                        100               6,606
Delta Natural Gas, Inc.                                       100               1,950
El Paso Energy Corp. (a)                                      871              62,385
El Paso Energy Partners LP (a)                                100               2,744
Energen Corp.                                                 100               3,219
Enron Corp.                                                 2,582             214,629
Equitable Resources, Inc.                                     100               6,675
Global Industries, Ltd. *                                     300               4,106
Keyspan Corp.                                                 735              31,146
Kinder Morgan, Inc. (a)                                       300              15,656
Louis Dreyfus Natural Gas Corp. * (a)                         100               4,581
MCN Energy Group, Inc.                                        200               5,537
National Fuel Gas Company                                     100               6,294
NICOR, Inc.                                                   100               4,319
NiSource, Inc. (a)                                            537              16,513
NiSource, Inc. *                                              122                 336
Northwestern Corp.                                            100               2,313
Ocean Energy, Inc.                                            500               8,687
ONEOK, Inc.                                                   100               4,812
Peoples Energy Corp.                                          100               4,475
Philadelphia Suburban Corp.                                   125               3,062
Piedmont Natural Gas, Inc.                                    100               3,819
Questar Corp.                                                 200               6,012
RGC Resources, Inc.                                           100               1,925
SCANA Corp. (a)                                               835              24,685
Semco Energy, Inc. (a)                                        100               1,556
Sempra Energy                                                 500              11,625
Sierra Pacific Resources (a)                                  200               3,212
Southern Union Company * (a)                                  120               3,180
Southwest Gas Corp.                                           100               2,188
Southwest Water Company                                       100               1,488
Southwestern Energy Company                                   100               1,038
Transmontaigne, Inc. *                                        100                 275
UGI Corp.                                                     100               2,531
Utilicorp United, Inc.                                        200               6,200
Vectren Corp.                                                 726              18,604
Western Gas Resources, Inc.                                   100               3,369
Western Resources, Inc. (a)                                   200               4,962
WGL Holdings, Inc.                                            100               3,044
Williams Companies, Inc.                                    1,530              61,104
York Water Company                                            100               1,900
                                                                         ------------
                                                                              665,039


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
GOLD - 0.01%
Battle Mountain Gold Company *                                500        $        844
Homestake Mining Company                                      700               2,931
Meridian Gold, Inc. *                                         300               2,062
                                                                         ------------
                                                                                5,837
HOMEBUILDERS - 0.07%
Centex Corp.                                                  200               7,512
Champion Enterprises, Inc. *                                  200                 550
Clayton Homes, Inc.                                           400               4,600
Crossmann Communities, Inc. *                                 100               2,100
D.R. Horton, Inc.                                             218               5,327
Fairfield Communities, Inc. *                                 100               1,406
Hovnanian Enterprises, Inc. *                                 100                 938
Kaufman & Broad Home Corp. (a)                                100               3,369
Lennar Corp.                                                  100               3,625
M.D.C. Holdings, Inc.                                         100               3,295
Pulte Corp.                                                   100               4,219
Ryland Group, Inc.                                            100               4,075
Toll Brothers, Inc. *                                         100               4,088
Walter Industries Inc.                                        200               1,500
                                                                         ------------
                                                                               46,604
HOTELS & RESTAURANTS - 0.58%
Applebees International, Inc.                                 100               3,144
Argosy Gaming Corp. *                                         100               1,919
Aztar Corp. *                                                 100               1,294
Bally Total Fitness Holding Corp. *                           100               3,387
Boca Resorts, Inc. *                                          100               1,437
Boyd Gaming Corp. *                                           200                 688
Brinker International, Inc. *                                 200               8,450
Buca, Inc. *                                                  100               1,469
CBRL Group, Inc.                                              200               3,637
Chart House Enterprises, Inc. *                               200                 813
Cheesecake Factory * (a)                                      150               5,756
Choice Hotels, Inc. *                                         100               1,369
Consolidated Products, Inc. *                                 100                 688
Darden Restaurants, Inc.                                    1,010              23,104
Extended Stay America, Inc. *                                 300               3,855
Frischs Restaurants, Inc.                                     100               1,500
Hilton Hotels Corp.                                         1,000              10,500
IHOP Corp. *                                                  100               2,169
International Speedway Corp.                                  100               3,900
Isle of Capri Casinos, Inc. * (a)                             100               1,062
Jack In the Box, Inc. *                                       100               2,944
Landrys Seafood Restaurant, Inc. *                            100                 994
Lone Star Steakhouse & Saloon                                 100                 963
Mandalay Resort Group *                                       200               4,387
Marcus Corp.                                                  100               1,387
Marriott International, Inc., Class A *                     1,001              42,292
McDonalds Corp.                                             4,727             160,718
MGM Grand, Inc. (a)                                           767              21,620
NPC International, Inc. *                                     100               1,081
O'Charley's, Inc. *                                           100               1,781
Outback Steakhouse, Inc. *                                    200               5,175
Panera Bread Company, Class A *                               100               2,281
Papa Johns International, Inc. *                              100               2,225
Ruby Tuesday, Inc.                                            200               3,050
Ryan's Family Steak Houses, Inc. *                            100                 944
Shuffle Master, Inc. *                                        150               2,381
Six Flags, Inc. *                                             200               3,437
Sizzler International, Inc. *                                 300                 450
Sodexho Marriott Services, Inc. *                             200               4,425
Sonic Corp. * (a)                                             150               3,497
Starwood Hotels & Resorts SBI, Class B                        500              17,625
Station Casinos, Inc. * (a)                                   150               2,241
Ticketscom, Inc. *                                            200                  56
Trendwest Resorts, Inc. *                                     100               2,700
Tricon Global Restaurants, Inc. * (a)                         400              13,200
Uno Restaurant Corp. *                                        100                 825
Wendy's International, Inc.                                   300               7,875
WMS Industries, Inc. *                                        100               2,012
Wyndham International, Inc., Class A *                        600               1,050
Xcelera.com, Inc. *                                           100                 369
                                                                         ------------
                                                                              394,126
HOUSEHOLD APPLIANCES - 0.23%
A.T. Cross Company *                                          200                 888
American Standard Companies, Inc. *                           200               9,862
Applica, Inc. *                                               100                 488
Bassett Furniture Industries Inc.                             100               1,125
Black & Decker Corp.                                          691              27,122
Blyth Industries, Inc. *                                      100               2,412
California Coastal Cmntys, Inc. *                             200                 600
Chromcraft Revington Inc. *                                   100               1,000
Consolidated Tomoka Land Company                              100               1,188
Drew Industries, Inc. *                                       100                 575
Earthlink, Inc. *                                             300               1,509
Eastern Company                                               100               1,313
Excelon Corp. *                                               100                 150
Falcon Products, Inc.                                         100                 794
Fedders Corp.                                                 200                 838
Fedders USA, Inc.                                             200                 925
Flexsteel Industries Inc.                                     100               1,150
Gemstar TV Guide International, Inc. * (a)                  1,443              66,558
HON Industries, Inc.                                          200               5,100
International Aluminum Corp.                                  100               1,831
Lesco, Inc.                                                   100               1,319
Lifetime Hoan Corp.                                           100                 725
Maytag Corp.                                                  200               6,462
Mission West Properties, Inc.                                 100               1,387
Palm Harbor Homes, Inc. *                                     100               1,575
Proxicom, Inc. *                                              100                 413
Standard Pacific Corp.                                        100               2,337
Stratus Properties, Inc. *                                    200               1,000
Sunbeam Corp. * (a)                                           400                 125
Transtechnology Corp.                                         100                 319
Tuscarora, Inc.                                               100               1,325
Westpoint Stevens, Inc.                                       100                 749
Whirlpool Corp. (a)                                           200               9,537
                                                                         ------------
                                                                              152,701
HOUSEHOLD PRODUCTS - 0.95%
Block Drug, Inc., Class A                                     320              16,860
Boyds Collection, Ltd. *                                      200               1,863
Church & Dwight, Inc.                                         100               2,225
Clorox Company                                                964              34,222
Colgate-Palmolive Company                                   2,069             133,554
Crown Castle International Corp. * (a)                        809              21,894
Department 56, Inc. *                                         100               1,150
Dial Corp.                                                    300               3,300
Energizer Holdings, Inc. *                                    715              15,283
Fortune Brands, Inc.                                          400              12,000
Graphic Packaging International Corp. *                       200                 225
Lancaster Colony Corp.                                        100               2,806
Martha Stewart Living, Inc., Class A * (a)                    100               2,006
Oakley, Inc. *                                                200               2,700
Playtex Products, Inc. *                                      200               1,925
Procter & Gamble Company (a)                                4,781             375,010
Snap-On, Inc.                                                 200               5,575
The Stanley Works                                             200               6,237
Topps, Inc. *                                                 200               1,838


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
HOUSEHOLD PRODUCTS - CONTINUED
Tupperware Corp.                                              200        $      4,087
                                                                         ------------
                                                                              644,760
INDUSTRIAL MACHINERY - 0.50%
ABC Rail Products Corp. *                                     100                 606
Actuant Corp.                                                 100                 300
AGCO Corp.                                                    200               2,425
Alamo Group, Inc.                                             100               1,306
Albany International Corp., Class A *                         100               1,344
Ampco-Pittsburgh Corp.                                        100               1,200
AptarGroup, Inc.                                              100               2,937
Blout International, Inc. *                                   100                 769
Briggs & Stratton Corp.                                       100               4,437
Cascade Corp.                                                 100               1,606
CE Franklin, Ltd. *                                           100                 513
Circor International, Inc.                                    100               1,000
Cognex Corp. *                                                100               2,212
Crane Company                                                 200               5,687
Cummins Engine, Inc.                                          100               3,794
Deere & Company                                             1,055              48,332
Dionex Corp. *                                                100               3,450
Dover Corp.                                                   821              33,302
Esco Technologies, Inc. *                                     100               2,069
Flow International Corp. *                                    100               1,100
Flowserve Corp. *                                             100               2,138
Gardner Denver, Inc. *                                        100               2,130
GenTek, Inc.                                                  100               1,650
Graco, Inc.                                                   100               4,137
Grant Pride, Inc. *                                           643              14,106
Hardinge Brothers, Inc.                                       100               1,425
Hartcourt Companies, Inc. *                                   200                 112
Idex Corp. (a)                                                100               3,312
IIC Industries, Inc. *                                        100               1,138
Illinois Tool Works, Inc.                                   1,061              63,196
Ingersoll-Rand Company                                        749              31,364
Kaydon Corp.                                                  100               2,487
Kennametal, Inc.                                              100               2,912
Lindsay Manufacturing Company                                 100               2,262
Manitowoc, Inc. (a)                                           100               2,900
Mettler-Toledo International, Inc. * (a)                      100               5,437
Milacron, Inc.                                                100               1,606
Mueller Industry, Inc. *                                      100               2,681
NN, Inc.                                                      100                 925
Osmonics, Inc. *                                              100                 688
Osteotech, Inc. *                                             100                 475
Pall Corp.                                                    300               6,394
Parker-Hannifin Corp.                                         300              13,237
Pentair, Inc.                                                 100               2,419
Polymer Group, Inc. (a)                                       100                 538
Presstek, Inc. *                                              100               1,050
Quixote Corp.                                                 100               1,863
Roanoke Electric Steel Corp.                                  100               1,038
Semitool, Inc. *                                              100                 969
SPX Corp. *                                                   100              10,819
Stewart & Stevenson Services, Inc.                            100               2,270
Thermo Electron Corp. *                                       925              27,519
Thermo Fibertek, Inc. *                                       200                 688
Titan International, Inc. Illinois                            100                 425
Tredegar Industries, Inc.                                     100               1,744
U.S. Industries, Inc.                                         200               1,600
UNOVA, Inc. *                                                 200                 725
Valmont Industries, Inc.                                      100               1,838
Watts Industries, Inc.                                        100               1,388
                                                                         ------------
                                                                              341,994

INDUSTRIALS - 0.00%
Harbor Global Company, Ltd. *                                  20                 100
                                                                         ------------

INSURANCE - 3.14%
21St Century Insurance Group                                  200               2,850
AFLAC, Inc.                                                   980              70,744
Alfa Corp.                                                    100               1,838
Allcity Insurance Company *                                   100                 600
Alleghany Corp. *                                              87              17,878
Allmerica Financial Corp.                                      64               4,640
Allstate Corp.                                              2,537             110,518
American Financial Group, Inc. (a)                            200               5,312
American General Corp.                                        814              66,341
American International Group, Inc.                          8,442             832,065
American National Insurance Company                           254              18,542
Amerus Group Company                                          100               3,237
Aon Corp.                                                   1,254              42,949
Argonaut Group, Inc.                                          100               2,100
AXA Financial Inc.                                          1,441              80,516
Baldwin & Lyons, Inc.                                         100               2,325
CenturyBusiness Services, Inc. *                              300                 338
Chubb Corp.                                                   702              60,723
CIGNA Corp.                                                   550              72,765
Cincinnati Financial Corp.                                    862              34,103
CNA Financial Corp. *                                         500              19,375
CNA Surety Corp.                                              100               1,425
Commerce Group, Inc.                                          100               2,718
Conseco, Inc. (a)                                             900              11,869
Crawford & Company, Class B                                   100               1,163
Donegal Group, Inc.                                           100                 950
EMC Insurance Group, Inc.                                     100               1,175
Equifax, Inc. (a)                                             400              11,475
Erie Indemnity Company, Class A                               200               5,962
Everest Reinsurance Group, Ltd.                               100               7,162
FBL Financial Group, Inc.                                     100               1,744
Fidelity National Financial Corp.                             200               7,387
First American Financial Corp.                                200               6,575
Fremont General Corp.                                         200                 563
Great American Financial Resources, Inc.                      100               1,913
Harleysville Group, Inc.                                      100               2,925
Hartford Financial Services Group, Inc.                       840              59,325
HCC Insurance Holdings, Inc.                                  100               2,694
Highlands Insurance Group Inc. *                              100                 900
Horace Mann Educators Corp.                                   100               2,137
Independence Holding Company                                  110               1,485
Jefferson-Pilot Corp.                                         300              22,425
Landamerica Financial Group, Inc.                             100               4,044
Liberty Corp.                                                 100               4,069
Lincoln National Corp.                                        829              39,222
Loews Corp.                                                   300              31,069
Marsh & McLennan Companies, Inc.                              966             113,022
MBIA, Inc.                                                    300              22,237
Medical Assurance, Inc. *                                     100               1,669
MEEMIC Holdings, Inc. *                                       100               2,462
Mercury General Corp. (a)                                      73               3,203
Meridian Insurance Group, Inc.                                100               2,894
Metlife, Inc. (a)                                             656              22,960
MGIC Investment Corp.                                         556              37,495
Mony Group, Inc.                                              100               4,944
Navigators Group, Inc. *                                      100               1,331
Ohio Casualty Corp.                                           200               2,000
Old Republic International Corp.                              300               9,600
Philadelphia Consolidated Holding Corp. *                     100               3,087
PICO Holdings, Inc. *                                         100               1,244
PMI Group, Inc.                                               100               6,769


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
INSURANCE - CONTINUED
Presidential Life Corp.                                       100        $      1,494
Progressive Corp. (a)                                         372              38,548
Protective Life Corp. (a)                                     200               6,450
PXRE Group, Ltd.                                              100               1,694
Reinsurance Group America, Inc.                               100               3,550
Reliance Group Holdings, Inc. *                               400                   2
SAFECO Corp.                                                  300               9,862
Selective Insurance Group, Inc.                               100               2,425
St. Paul Companies, Inc.                                      600              32,587
Stancorp Financial Group, Inc.                                100               4,775
State Auto Financial Corp.                                    100               1,788
Stewart Information Services Corp. *                          100               2,219
The MIIX Group, Inc.                                          100                 750
Torchmark, Inc.                                               793              30,481
Transatlantic Holdings, Inc. (a)                              100              10,587
Trenwick Group, Ltd., Bermuda                                 100               2,481
UICI *                                                        200               1,188
Unitrin, Inc.                                                 200               8,125
Universal American Financial Corp. *                          200                 788
UNUMProvident Corp.                                         1,218              32,734
W.R. Berkley Corp. (a)                                        100               4,719
White Mountains Insurance Group, Ltd.                          60              19,140
                                                                         ------------
                                                                            2,133,439
INTERNATIONAL OIL - 0.55%
Chevron Corp.                                               2,255             190,407
Halliburton Company                                         1,486              53,867
Texaco, Inc.                                                1,978             122,883
Trico Marine Services, Inc. *                                 100               1,544
Varco International, Inc. *                                   242               5,264
                                                                         ------------
                                                                              373,965
INTERNET CONTENT - 0.19%
24/7 Media, Inc. *                                            100                  53
About.com, Inc. * (a)                                         100               2,694
Ask Jeeves, Inc. * (a)                                        100                 244
Backweb Technologies, Ltd. *                                  100                 675
CMGI, Inc. * (a)                                            1,112               6,220
CNET Networks, Inc. * (a)                                     419               6,697
Critical Path, Inc. * (a)                                     200               6,150
Cybernet Internet Services International *                    100                 156
Digital Courier Technologies *                                100                  42
Digital Insight Corp. *                                       100               1,806
DigitalThink, Inc. (a)                                        100               1,706
DoubleClick, Inc. * (a)                                       300               3,300
Emerge Interactive, Inc. * (a)                                100                 363
Extensity, Inc. *                                             100                 602
Go.com                                                        100                 431
HomeStore.com, Inc. *                                         200               4,025
Hotjobs.com, Ltd. * (a)                                       100               1,144
Infospace.com *                                             1,605              14,194
Inktomi Corp. *                                               445               7,954
Internet Capital Group, Inc. * (a)                             54                 177
ITXC Corp. *                                                  100                 694
iVillage, Inc. *                                              100                 106
Kana Communications, Inc. * (a)                               200               2,300
Lante Corp. * (a)                                             100                 156
Lifeminders, Inc. *                                           100                 350
Looksmart, Ltd. * (a)                                         200                 487
Medicalogic, Inc. * (a)                                       164                 379
Messagemedia, Inc. *                                          200                  88
Multex Systems, Inc. *                                        100               1,325
Mypoints.com, Inc. *                                          100                 119
Navisite, Inc. * (a)                                          200                 469
NBC Internet, Inc., Class A *                                 100                 350
Netratings, Inc. *                                            100               1,469
Quokka Sports, Inc. * (a)                                     200                 113
S1 Corp. * (a)                                                100                 525
Safeguard Scientifics, Inc. * (a)                             300               1,987
Telescan, Inc. *                                              100                 106
Vicinity Corp. *                                              100                 297
Women.com Networks, Inc. *                                    200                  44
Yahoo, Inc. * (a)                                           2,012              60,706
                                                                         ------------
                                                                              130,703
INTERNET SERVICE PROVIDER - 0.47%
America Online, Inc. *                                      8,421             293,051
At Home Corp., Series A * (a)                               2,587              14,309
Cais Internet, Inc. *                                         100                  97
Cypress Communications, Inc. *                                100                  91
GoTo.com, Inc. * (a)                                          100                 731
High Speed Access Corp. * (a)                                 200                 213
Juno Online Services, Inc. * (a)                              100                  66
Mail.com, Inc., Class A *                                     100                  72
Netzero, Inc. *                                               300                 262
Softnet Systems, Inc. * (a)                                   100                 181
Starmedia Network, Inc. *                                     200                 378
Terra Networks SA, ADR * (a)                                  645               6,813
Trizetto Group, Inc. *                                        100               1,669
VIA NET. WORKS, Inc. * (a)                                    100                 381
Worldgate Communications, Inc. * (a)                          100                 381
                                                                         ------------
                                                                              318,695
INTERNET SOFTWARE - 0.77%
Agency.com, Ltd. * (a)                                        100                 388
Agile Software Corp. *                                        331              16,343
Akamai Technologies, Inc. * (a)                               373               7,856
Appliedtheory Corp. * (a)                                     100                 200
Ariba, Inc. *                                                 923              49,496
Art Technology Group, Inc. * (a)                              200               6,112
Be Free, Inc. *                                               200                 438
Bluestone Software, Inc. *                                    100               1,512
C-bridge Internet Solutions, Inc. *                           100                 391
Cacheflow, Inc. (a)                                           240               4,095
Centillium Communications, Inc. *                             220               4,895
Chordiant Software, Inc. * (a)                                100                 297
Clarent Corp. *                                               100               1,131
Covad Communications Group, Inc. * (a)                        400                 663
Cybersource Corp. * (a)                                       100                 238
Data Return Corp. * (a)                                       100                 375
Digex, Inc., Class A *                                        100               2,250
Digital Impact, Inc. *                                        100                 234
Digital Islands, Inc. * (a)                                   200                 812
Digital River, Inc. *                                         100                 238
DSL.net, Inc. *                                               200                 106
e-Medsoft.com *                                               200                 125
E.piphany, Inc. * (a)                                         150               8,091
Egain Communications Corp. *                                  100                 309
Elcom International, Inc. *                                   100                 138
Engage, Inc. * (a)                                            300                 225
Entrade, Inc. *                                               100                  94
Eprise Corp. *                                                100                 181
Exodus Communications, Inc. *                               1,857              37,140
F5 Networks, Inc. * (a)                                       100                 950
Firepond, Inc. * (a)                                          100                 944
Globix Corp. *                                                100                 275
GRIC Communications, Inc. *                                   100                 213
Imanage, Inc. *                                               100                 456
Information Architects Corp. *                                100                 181
Interliant, Inc. *                                            100                 319
Interworld Corp. *                                            100                  50
Interwoven, Inc. * (a)                                        200              13,187


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
INTERNET SOFTWARE - CONTINUED
Intranet Solutions, Inc. *                                    100        $      5,100
Intraware, Inc. *                                             100                 147
Juniper Networks, Inc. * (a)                                1,142             143,963
Keynote Systems, Inc. *                                       100               1,419
Liberate Technologies *                                       200               2,725
LifeF/X, Inc. *                                               100                 500
Liquid Audio, Inc. *                                          100                 256
Macromedia, Inc. * (a)                                        303              18,407
Marimba, Inc. *                                               100                 450
Mediaplex, Inc. *                                             100                  81
National Information Consortium * (a)                         200                 306
Neoforma.com, Inc. *                                          200                 163
Net Perceptions, Inc. *                                       100                 209
Netcentives, Inc. * (a)                                       100                 381
NetObjects, Inc. *                                            100                  47
Netpliance, Inc. *                                            200                 106
Netzee, Inc. *                                                100                  38
Niku Corp. *                                                  200               1,462
Northpoint Communications Holdings *                          400                 138
Open Market, Inc. *                                           100                 109
Openwave Systems, Inc. *                                      736              35,282
PC-Tel, Inc. (a)                                              100               1,075
Persistence Software, Inc. *                                  100                 444
Portal Software, Inc. * (a)                                   675               5,295
Preview Systems, Inc. * (a)                                   100                 313
Primus Knowledge Solutions, Inc. * (a)                        100                 650
PSINet, Inc. * (a)                                            490                 352
Ramp Networks, Inc. *                                         100                 572
Rare Medium Group, Inc. *                                     100                 191
Real Networks, Inc. *                                         400               3,475
Retek, Inc. *                                                 224               5,460
Rhythms Net Connections, Inc. *                               200                 225
Scient Corp. *                                                200                 650
Sonicblue, Inc. *                                             200                 825
TIBCO Software, Inc. * (a)                                    661              31,687
Tumbleweed Communications Corp. *                             100               1,711
US Interactive, Inc. * (a)                                    100                  28
USinternetworking, Inc. *                                     300               1,500
Velocityhsi Inc. *                                             20                   0
VeriSign, Inc. * (a)                                          755              56,012
Viador, Inc. *                                                100                 131
Viant Corp. * (a)                                             100                 397
Vignette Corp. *                                            1,301              23,418
Vitria Technology, Inc. *                                     300               2,325
Watchguard Technologies, Inc. * (a)                           100               3,162
Webmethods, Inc. * (a)                                        152              13,518
Xpedior, Inc. *                                               100                  28
                                                                         ------------
                                                                              525,681
INTERNET RETAIL - 0.09%
Amazon.com, Inc. * (a)                                      1,299              20,216
Buy.com, Inc. *                                               400                 263
Calico Commerce, Inc. *                                       100                  97
Ebay, Inc. (a)                                                868              28,644
Freemarkets, Inc. *                                           100               1,900
Mcy.com, Inc. *                                               200                 163
MP3.com, Inc. * (a)                                           200                 719
Network Commerce, Inc. *                                      200                 150
Priceline.com Inc. * (a)                                      500                 656
PurchasePro.com, Inc. *                                       200               3,500
Sciquest.com, Inc. *                                          100                 131
Stamps.com, Inc. * (a)                                        100                 278
Ticketmaster Online Citysearch, Class B *                     100                 837
VerticalNet, Inc. * (a)                                       200               1,331
                                                                         ------------
                                                                               58,885

INVESTMENT COMPANIES - 0.15%
Advest Group, Inc.                                            100               3,556
Affiliated Managers Group, Inc. *                             100               5,487
American Capital Strategies, Ltd.                             100               2,519
Atlanta/ Sosnoff Capital Corp.                                100               1,075
Eaton Vance Corp.                                             200               6,450
Federated Investors, Inc., Class B                            858              24,989
Gabelli Asset Management, Inc., Class A *                     100               3,319
John Nuveen Company, Class A (a)                              344              19,780
Muniholdings Florida Insured Fund                             100               1,206
Phoenix Investment Partners, Ltd.                             200               3,138
Raymond James Financial, Inc.                                 100               3,488
Stifel Financial Corp.                                        100               1,138
T. Rowe Price & Associates, Inc.                              672              28,402
                                                                         ------------
                                                                              104,547
LEISURE TIME - 0.59%
Action Performance Companies, Inc. *                          100                 238
Ambassadors International Inc. *                              100               1,900
American Classic Voyages Company * (a)                        100               1,400
Arctic Cat, Inc.                                              100               1,162
Blockbuster, Inc., Class A                                    100                 838
Brunswick Corp.                                               300               4,931
Callaway Golf Company (a)                                     200               3,725
Carnival Corp., Class A                                     2,519              77,617
Cedar Fair LP                                                 100               1,835
Championship Auto Racing Team *                               100               2,100
Cheap Tickets, Inc. *                                         100                 975
Chyron Corp. *                                                100                 125
Concord Camera Corp. *                                        100               1,650
Dover Downs Entertainment, Inc.                               100               1,119
Gaylord Entertainment Company *                               100               2,087
Handleman Company *                                           100                 750
Harrahs Entertainment, Inc. *                                 300               7,912
Hasbro, Inc.                                                  500               5,312
Hollywood Entertainment Corp. *                               200                 213
International Game Technology *                               200               9,600
International Speedway Corp., Class A                         100               3,800
Loews Cineplex Entertainment Corp. *                          200                  44
Marval Enterprises, Inc. *                                    200                 288
Metro Goldwyn Mayer, Inc. *                                 1,368              22,315
Musicland Stores, Inc. *                                      100               1,237
Park Place Entertainment Corp. *                              800               9,550
Penn National Gaming, Inc. *                                  100               1,019
Pinnacle Entertainment, Inc. *                                100               1,350
Royal Caribbean Cruises, Ltd.                                 622              16,452
Speedway Motorsports, Inc. * (a)                              100               2,400
Sturm Ruger & Company, Inc.                                   100                 944
The Walt Disney Company *                                   7,331             212,141
THQ, Inc. * (a)                                               100               2,437
Vail Resorts, Inc. *                                          100               2,344
                                                                         ------------
                                                                              401,810
LIQUOR - 0.23%
Adolph Coors Company, Class B                                 100               8,031
Anheuser-Busch Companies, Inc. (a)                          3,008             136,864
Brown Forman Corp., Class B                                   200              13,300
                                                                         ------------
                                                                              158,195
MANUFACTURING - 0.24%
Minnesota Mining & Manufacturing Company                    1,340             161,470
York International Corp.                                      100               3,069
                                                                         ------------
                                                                              164,539
METAL & METAL PRODUCTS - 0.01%
Amcast Industrial Corp.                                       100                 994
Metals USA, Inc.                                              100                 281
Timken Company                                                200               3,025


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
METAL & METAL PRODUCTS - CONTINUED
Wolverine Tube, Inc. *                                        100        $      1,199
                                                                         ------------
                                                                                5,499
MINING - 0.15%
A.M. Castle Company                                           100               1,000
Alliance Resource Partners LP                                 100               1,800
Aperian Inc. *                                                 33                  22
Arch Coal, Inc. (a)                                           200               2,825
Authoriszor, Inc. *                                           100                 188
Brush Wellman, Inc.                                           100               2,019
Century Aluminum Company                                      100               1,137
Freeport McMoran Copper & Gold, Inc.,
   Class A *                                                  200               1,650
Genzyme Corp. 8                                                70                 608
Gibraltor Steel Corp. *                                       100               1,756
Kaiser Aluminum Corp. *                                       300               1,106
Lincoln Electric Holding, Inc.                                100               1,962
National Steel Corp., Class B                                 100                 119
Newmont Mining Corp.                                        1,650              28,153
Phelps Dodge Corp. (a)                                        551              30,753
Rouge Industries, Inc.                                        200                 363
RTI International Metals, Inc. *                              100               1,431
Shaw Group, Inc. *                                            416              20,800
Shiloh Industries, Inc. *                                     100                 331
Stillwater Mining Company *                                   100               3,935
Synalloy Corp.                                                100                 475
UCAR International, Inc. *                                    100                 975
Weirton Steel Corp. *                                         100                 119
WHX Corp. *                                                   100                  75
                                                                         ------------
                                                                              103,602
MOBILE HOMES - 0.00%
Coachmen Industries, Inc. (a)                                 100               1,050
Fleetwood Enterprises, Inc. (a)                               100               1,050
Oakwood Homes Corp.                                           300                 187
                                                                         ------------
                                                                                2,287
NEWSPAPERS - 0.35%
Dow Jones & Company, Inc.                                     489              27,690
E.W. Scripps Company, Class A                                 401              25,213
Gannett, Inc.                                                 974              61,423
Journal Register Company *                                    100               1,606
Knight-Ridder, Inc.                                           200              11,375
Lee Enterprises, Inc.                                         100               2,981
New York Times Company, Class A                               786              31,489
Tribune Company (a)                                         1,308              55,263
Washington Post Company                                        32              19,740
                                                                         ------------
                                                                              236,780
OFFICE FURNISHINGS & SUPPLIES - 0.06%
Avery Dennison Corp.                                          300              16,462
Ikon Office Solutions, Inc.                                   400               1,000
Kimball International, Inc., Class B                          100               1,450
Miller Herman, Inc.                                           200               5,750
Office Depot, Inc. *                                          900               6,412
Office Max, Inc. *                                            300                 863
Reynolds & Reynolds Company, Class A                          200               4,050
Standard Register                                             100               1,425
United Stationers,  Inc. *                                    100               2,400
                                                                         ------------
                                                                               39,812
PAPER - 0.46%
Boise Cascade Corp. (a)                                       200               6,725
Bowater, Inc.                                                   7                 395
Buckeye Technologies, Inc. *                                  100               1,406
Chesapeake Corp. (a)                                          100               2,056
Crown Pacific Partners LP                                     100                 894
FiberMark, Inc. *                                             100                 781
International Paper Company                                 1,710              69,789
Ivex Packaging Corp. * (a)                                    100               1,094
Kimberly-Clark Corp.                                        1,764             124,697
Mead Corp.                                                    300               9,413
P.H. Glatfelter Company                                       100               1,245
Plum Creek Timber Company, Inc.                               200               5,200
Potlatch Corp.                                                100               3,356
Rock-Tenn Company, Class A                                    100                 744
Sealed Air Corp. *                                            531              16,196
Smurfit Container Corp. *                                   1,930              28,829
US Timberlands Company                                        100                 669
Westvaco Corp.                                                300               8,756
Willamette Industries, Inc.                                   659              30,932
                                                                         ------------
                                                                              313,177
PETROLEUM SERVICES - 0.82%
Apache Corp.                                                  561              39,305
Baker Hughes, Inc.                                            900              37,406
BJ Services Company *                                         430              29,616
Dawson Geophysical Company *                                1,876              17,353
Diamond Offshore Drilling, Inc. (a)                           400              16,000
ENSCO International, Inc.                                     400              13,625
Global Marine, Inc. *                                         500              14,187
Hanover Compressor Company * (a)                              200               8,912
Input/Output, Inc. *                                          200               2,038
Kaneb Services, Inc. *                                        200               1,175
Lone Star Technologies, Inc. * (a)                            100               3,850
Nabors Industries, Inc. * (a)                                 714              42,233
Noble Drilling Corp. * (a)                                    618              26,844
Oceaneering International, Inc. *                             100               1,944
Pride International, Inc. *                                   200               4,925
Pure Resources, Inc. *                                         86               1,742
R & B Falcon Corp. * (a)                                      500              11,469
Rowan Companies, Inc. * (a)                                   200               5,400
Schlumberger, Ltd.                                          1,892             151,242
Smith International, Inc. *                                   288              21,474
Superior Energy Services, Inc. *                              200               2,300
Tesoro Petroleum Corp. * (a)                                  100               1,163
Tidewater, Inc. (a)                                           100               4,438
Tosco Corp. (a)                                               400              13,575
Transocean Offshore, Inc.                                     911              41,906
UTI Energy Corp. * (a)                                        200               6,575
Veritas DGC, Inc. *                                           100               3,230
Weatherford International, Inc. * (a)                         746              35,248
                                                                         ------------
                                                                              559,175
PHOTOGRAPHY - 0.07%
Eastman Kodak Company                                       1,153              45,400
Metromedia International Group, Inc. * (a)                    300                 780
Polaroid Corp. (a)                                            100                 581
                                                                         ------------
                                                                               46,761
POLLUTION CONTROL - 0.02%
Republic Services, Inc., Class A * (a)                        500               8,594
Stericycle, Inc. *                                            100               3,812
Wabtec Corp.                                                  200               2,350
                                                                         ------------
                                                                               14,756
PUBLISHING - 0.16%
American Greetings Corp., Class A                             200               1,887
Hollinger International, Inc., Class A                        200               3,175
Houghton Mifflin Company                                      100               4,637
John H. Harland Company                                       100               1,413
John Wiley & Son, Class A                                     100               2,150
John Wiley & Son, Class B                                     100               2,100
Mail-Well Holdings, Inc. *                                    200                 863
Mcclatchy Company                                             423              18,030
McGraw-Hill Companies, Inc.                                   789              46,255
Media General, Inc., Class A                                  100               3,640


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                          SHARES              VALUE
                                                          ------              -----
PUBLISHING - CONTINUED
Meredith Corp.                                                100        $      3,219
Playboy Enterprises, Inc., Class B *                          100                 994
Primedia, Inc. * (a)                                          400               4,775
Readers Digest Association, Inc., Class A (a)                 300              11,737
Worldpages.com, Inc. *                                        100                 269
                                                                         ------------
                                                                              105,144
RAILROADS & EQUIPMENT - 0.24%
Arkansas Best Corp. *                                         100               1,831
Arnold Industries, Inc.                                       100               1,800
Burlington Northern Santa Fe Corp.                          1,200              33,975
CSX Corp.                                                   1,226              31,799
Florida East Coast Indiana, Inc.                              100               3,588
GATX Corp.                                                    100               4,988
J.B. Hunt Transport Services, Inc. *                          100               1,681
Kansas City Southern Inds Inc.                                150               1,519
Knight Transportation, Inc. *                                 100               1,925
Norfolk Southern Corp.                                      1,860              24,761
PAM Transportation Services, Inc. *                           100                 803
Rollins Truck Leasing Corp.                                   200               1,600
Union Pacific Corp.                                           936              47,502
Wisconsin Central Transportation Corp. *                      100               1,506
                                                                         ------------
                                                                              159,278
REAL ESTATE - 0.91%
Aaron Rents, Inc., Class A                                    100               1,344
AMB Property Corp.                                            200               5,162
American Dream Entertainment, Inc. *                          100                  34
American Industrial Properties REIT                         1,379              16,893
American Land Lease Inc.                                      200               1,975
ANC Rental Corp. * (a)                                        125                 438
Apartment Investment & Management
   Company, Class A                                           200               9,987
Arch Chemicals, Inc.                                          100               1,775
Archstone Communities Trust SBI                               300               7,725
Arden Realty, Inc.                                            794              19,949
Associated Estates Realty Corp.                               200               1,613
Atlantic Realty Trust SBI *                                   200               1,625
Avalon Bay Communities, Inc.                                  100               5,012
Avatar Holdings, Inc. * (a)                                   100               2,112
Boston Properties, Inc.                                       200               8,700
Boykin Lodging Company                                        100                 850
Brandywine Realty Trust SBI                                   100               2,069
BRE Properties, Inc.                                          100               3,169
Burnham Pacific Properties, Inc.                              200                 925
Cabot Industrial Trust SBI                                    100               1,919
Camden Property Trust                                         100               3,350
Capital Automotive REIT                                       100               1,381
Capstead Mortgage Corp.                                       150               1,631
Captec Net Lease Realty Inc.                                  200               2,237
CarrAmerica Realty Corp.                                      669              20,948
Catellus Development Corp. *                                  300               5,250
CB Richard Ellis Services, Inc. *                             100               1,463
Center Trust Inc.                                             200                 938
Chateau Communities, Inc.                                     100               3,044
Cornerstone Realty Income Trust, Inc.                         200               2,113
Corrections Corp. America                                      24                 174
Corrections Corp. America *                                   400                 138
Cousins Properties, Inc.                                      150               4,191
Crescent Real Estate Equities                                 300               6,675
Crown American Realty (a)                                     400               2,125
Developers Diversified Realty                                 200               2,662
Duke-Weeks Realty Investments, Inc.                           300               7,387
EastGroup Properties, Inc.                                    100               2,237
Entertainment Properties Trust SBI                            100               1,100
Equity Inns, Inc.                                             300               1,856
Equity Office Properties Trust                              1,108              36,148
Equity Residential Properties Trust SBI (a)                   300              16,594
Essex Property Trust                                          324              17,739
Federal Realty Investment Trust SBI                           100               1,900
Felcor Lodging Trust, Inc.                                    100               2,394
First Industrial Realty Trust, Inc.                           100               3,400
First Union Real Estate Equity                                600               1,538
First Washington Realty Trust, Inc.                           100               2,581
Florida East Coast Inds Inc.                                   46               1,573
Franchise Finance Corp. of America                            100               2,331
General Growth Properties, Inc. (a)                           100               3,619
Getty Realty Corp.                                            100               1,513
Golf Trust America, Inc.                                    1,197               8,603
Health Care Property Investors, Inc.                          100               2,987
Hertz Corp., Class A                                          100               3,412
Highwoods Properties, Inc.                                    711              17,686
Hospitality Properties Trust SBI                              100               2,262
Host Marriott Corp. (a)                                     2,134              27,609
HRPT Properties Trust SBI                                     400               3,025
IndyMac Mortgage Holdings, Inc. *                             200               5,900
Innkeepers USA Trust (a)                                      200               2,212
Insignia Financial Group, Inc. *                              100               1,188
Interpool, Inc.                                               100               1,706
IRT Property Company                                          200               1,625
JDN Realty Corp.                                              200               2,113
Kilroy Realty Corp.                                           100               2,856
Kimco Realty Corp. (a)                                        100               4,419
Koger Equity, Inc.                                            100               1,556
Konover Property Trust, Inc.                                  200                 875
Kramont Realty Trust                                          400               3,600
Lasalle Hotel Properties SBI                                  100               1,519
Lexington Corporate Property Trust                            200               2,362
Liberty Property Trust SBI                                    645              18,423
LNR Property Corp.                                            100               2,200
LTC Properties                                                200                 713
Mack-California Realty Corp.                                  100               2,856
McGrath Rentcorp                                              100               1,938
Meditrust Companies *                                         500               1,281
Meristar Hospitality Corp.                                    100               1,969
Mills Corp.                                                   100               1,656
National Health Investments, Inc.                             100                 738
NationsRent, Inc. *                                           200                 313
Nationwide Health Properties, Inc.                            200               2,575
New Plan Excel Realty Trust, Inc.                             200               2,625
Newhall Land & Farming Company, ADR                           100               2,325
Pan Pacific Retail Properties, Inc.                           124               2,767
Pinnacle Holdings, Inc. *                                     100                 906
Post Properties, Inc. (a)                                     100               3,756
Prentiss Properties Trust SBI                                 100               2,694
Price Enterprises, Inc. *                                     200               1,025
Prime Group Realty Trust SBI                                  100               1,438
Prologis Trust SBI (a)                                      1,220              27,145
PS Business Parks, Inc.                                       100               2,780
Public Storage, Inc.                                        1,094              26,598
Reckson Associates Realty Corp. (a)                           100               2,506
Redwood Trust, Inc.                                           100               1,775
Regency Realty Corp. (a)                                      880              20,845
Rouse Company                                                 100               2,550
Saul Centers, Inc.                                            100               1,863
Security Capital Group, Inc., Class B *                       200               4,012
Senior Housing Properties Trust SBI                           200               1,863
Simon Property Group, Inc.                                    400               9,600
SL Green Realty Corp. (a)                                     100               2,800
Sovran Self Storage, Inc.                                     100               1,988



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
REAL ESTATE - CONTINUED
Spieker Properties, Inc. (a)                                  100        $      5,012
Storage USA, Inc.                                             100               3,175
Sun Communities, Inc.                                         100               3,350
Tanger Factory Outlet Ctrs, Inc. (a)                          100               2,281
Taubman Centers, Inc., REIT                                   200               2,187
The St. Joe Company                                           200               4,400
Trammell Crow Company *                                       100               1,350
United Dominion Realty Trust, Inc.                            200               2,162
United States Restaurant Properties, Inc.                     100                 981
Ventas, Inc. (a)                                              300               1,688
Vornado Realty Trust                                          678              25,976
Washington Real Estate Investment Trust SBI                   100               2,362
Webb Delaware Corp. *                                         100               2,925
Wellsford Real Properties, Inc. *                              50                 788
Westfield America, Inc.                                       200               2,887
Weyerhaeuser Company (a)                                      916              46,487
Winston Hotels, Inc.                                          200               1,425
                                                                         ------------
                                                                              620,980
RETAIL GROCERY - 0.51%
7 Eleven, Inc. *                                            1,164              10,185
Albertsons, Inc.                                            1,612              42,718
Caseys General Stores, Inc.                                   200               2,987
Delhaize America, Inc., Class A (a)                           234               4,139
Delhaize America, Inc., Class B                               200               3,600
Heartland Express, Inc. *                                     100               2,281
Ingles Markets, Inc.                                          100               1,006
Kroger Company *                                            2,937              79,483
Marsh Supermarkets, Inc., Class A                             100               1,563
Nash-Finch Company                                            100               1,169
Ruddick Corp.                                                 100               1,144
Safeway, Inc. * (a)                                         1,906             119,125
Schultz Sav-O Stores Inc.                                     100               1,075
Smart & Final, Inc. *                                         100                 850
Starbucks Corp. *                                             855              37,834
The Great Atlantic & Pacific Tea Company, Inc.                100                 700
Weis Markets, Inc.                                            100               3,831
Whole Foods Market, Inc. * (a)                                100               6,112
Winn-Dixie Stores, Inc. (a)                                 1,203              23,308
                                                                         ------------
                                                                              343,110
RETAIL TRADE - 3.75%
99 Cents Only Stores *                                        100               2,737
Aaron Rents, Inc., Class B                                    100               1,406
Abercrombie & Fitch Company, Class A *                        300               6,000
American Eagle Outfitters, Inc. *                             100               4,225
Amerigas Partners LP                                          100               1,663
Ames Department Stores, Inc. *                                100                 144
Ann Taylor Stores Corp. *                                     100               2,494
AutoZone, Inc. *                                              400              11,400
Bacou USA, Inc. *                                             100               2,600
Barnes & Noble, Inc. *                                        200               5,300
Barnesandnoble.com, Inc. * (a)                                100                 131
Bebe Stores, Inc. * (a)                                       100               2,138
Bed Bath & Beyond, Inc. * (a)                                 899              20,115
Best Buy Company, Inc. *                                      717              21,196
BJ's Wholesale Club, Inc. * (a)                               200               7,675
Borders Group, Inc. *                                         200               2,337
Buckle, Inc. *                                                100               1,756
Burlington Coat Factory Warehouse                             100               1,894
Cato Corp.                                                    100               1,375
CDW Computer Centers, Inc. *                                  530              14,774
Charlotte Russe Holding, Inc. *                               100               1,594
Charming Shoppes, Inc. *                                      300               1,800
Chicos Fas, Inc. * (a)                                        100               2,088
Childrens Place Retail Stores, Inc. * (a)                     100               2,025
Circuit City Stores, Inc.                                     500               5,750
Claire's Stores, Inc.                                         100               1,794
Consolidated Stores Corp. *                                   300               3,187
Cost Plus, Inc. *                                             100               2,937
Costco Wholesale Corp. *                                    1,666              66,536
CSK Auto Corp. *                                              100                 388
CVS Corp.                                                   1,415              84,812
Daisytek International Corp. (a) *                            100                 688
Dillards, Inc., Class A                                       300               3,544
Dollar General Corp.                                        2,000              37,750
Dollar Tree Stores, Inc. *                                    300               7,350
Electronics Boutique Holdings Corp. *                         100               1,750
eToys, Inc. 8 (a)                                             300                  56
Family Dollar Stores, Inc.                                    500              10,719
Federated Department Stores, Inc. *                         1,092              38,220
Fisher Scientific International, Inc. *                       100               3,687
Footstar, Inc. * (a)                                          100               4,950
Fossil, Inc. * (a)                                            100               1,448
Fred's, Inc.                                                  100               2,106
GAP, Inc.                                                   3,581              91,315
Genesco, Inc. *                                               100               2,444
Gerald Stevens, Inc. *                                         40                  34
Group 1 Automotive, Inc. *                                    100                 938
Guitar Center, Inc. *                                         100               1,138
Hanover Direct, Inc. *                                        700                 263
Haverty Furniture Companies, Inc.                             100                 988
Heilig-Meyers Company *                                       300                  10
Heritage Propane Partners LP                                  100               2,250
Home Depot, Inc.                                            8,441             385,648
Intertan, Inc. *                                              100               1,163
Intimate Brands, Inc., Class A (a)                          2,106              31,590
J. C. Penney, Inc.                                            700               7,612
Kmart Corp. * (a)                                           3,972              21,101
Kohls Corp. *                                               1,250              76,250
Lands' End, Inc. * (a)                                        100               2,512
Linens'n Things, Inc. *                                       100               2,762
Longs Drug Stores Corp.                                       100               2,412
Lowe's Companies, Inc.                                      1,343              59,763
May Department Stores, Inc.                                   898              29,409
Mens Wearhouse, Inc. * (a)                                    100               2,725
Michael's Stores, Inc. *                                      100               2,650
MSC Industrial Direct, Inc., Class A *                        100               1,806
Neiman Marcus Group, Class A *                                100               3,556
Neiman Marcus Group, Class B *                                100               3,312
Nordstrom, Inc.                                               400               7,275
Pantry, Inc. *                                                100               1,000
Payless ShoeSource, Inc. * (a)                                100               7,075
Pep Boys-Manny, Moe & Jack                                    200                 725
Petrie Stores Liquidating Trust SBI                           800                 750
Petsmart, Inc. *                                              400               1,150
Pier 1 Imports, Inc.                                          300               3,094
Radioshack Corp.                                              742              31,767
Regis Corp.                                                   100               1,450
Rite Aid Corp. * (a)                                          700               1,663
Ross Stores, Inc.                                             200               3,375
Saks, Inc. *                                                  400               4,000
School Specialty, Inc. *                                      100               2,006
Sears Roebuck & Company                                     1,000              34,750
Shop At Home, Inc. *                                          100                 122
Shopko Stores, Inc. *                                         100                 500
Sportsline USA, Inc. *                                        100                 531
Staples, Inc. *                                             2,684              31,705
Star Gas Partners LP                                          100               1,750
Stein Mart, Inc. *                                            200               2,325



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
RETAIL TRADE - CONTINUED
Sunglass Hut International, Inc. *                            100        $        513
Systemax, Inc. *                                              100                 125
Talbots, Inc. (a)                                             200               9,125
Target Corp.                                                3,569             115,100
The Dress Barn *                                              100               2,900
The Limited, Inc.                                           1,852              31,600
The Yankee Candle, Inc. * (a)                                 200               2,213
Tiffany & Company (a)                                         828              26,185
TJX Companies, Inc.                                         1,457              40,432
Too, Inc. *                                                   100               1,250
Toys R Us, Inc. * (a)                                         600              10,012
Transport World Entertainment Corp. *                         200               1,788
Tuesday Morning Corp. *                                       100                 531
Tweeter Home Entertainment Group, Inc. *                      100               1,219
Urban Outfitters, Inc. *                                      100                 794
Value City Department Stores, Inc. *                          100                 525
Valuevision International, Inc. *                             100               1,263
Venator Group, Inc. *                                         400               6,200
Ventro Corp. * (a)                                            100                 100
Wal-Mart Stores, Inc.                                      16,323             867,159
Walgreen Company                                            3,583             149,814
Webvan Group, Inc. *                                        1,330                 623
Wet Seal, Inc. * (a)                                          100               2,056
Wild Oats Markets, Inc. *                                     100                 425
Williams Sonoma, Inc. *                                       200               4,000
Zale Corp. *                                                  100               2,906
                                                                         ------------
                                                                            2,546,061
SANITARY SERVICES - 0.11%
Allied Waste Industries, Inc. *                               500               7,281
IMCO Recycling, Inc.                                          100                 531
Ionics, Inc. *                                                100               2,838
Waste Management, Inc.                                      2,391              66,350
                                                                         ------------
                                                                               77,000
SEMICONDUCTORS - 2.37%
Advanced Micro Devices, Inc. *                              1,278              17,652
Alliance Semiconductor Corp. *                                100               1,131
Alpha Industries, Inc. * (a)                                  100               3,700
Altera Corp. *                                              1,704              44,836
American Superconductor Corp. *                               100               2,856
Applied Materials, Inc. *                                   2,930             111,889
Applied Micro Circuits Corp. *                              1,148              86,154
ATMI, Inc. *                                                  100               1,950
Axcelis Technologies Inc. *                                   869               7,712
Axt, Inc. *                                                   100               3,306
Broadcom Corp., Class A * (a)                                 775              65,487
Caliper Technologies Corp. * (a)                              100               4,700
Cirrus Logic, Inc. *                                          200               3,750
Conexant Systems, Inc. *                                    1,131              17,389
Credence Systems Corp. * (a)                                  200               4,600
Cree, Inc. * (a)                                              200               7,106
Cypress Semiconductor Corp. *                                 781              15,376
Dallas Semiconductor Corp.                                    200               5,125
Electroglas, Inc. *                                           100               1,531
ESS Technology, Inc. *                                        100                 513
Exar Corp. *                                                  200               6,197
Fairchild Semiconductor International,
   Class A *                                                  200               2,888
General Semiconductor, Inc. * (a)                             100                 625
Genesis Microchip, Inc. *                                     100                 925
Genus, Inc. *                                                 100                 159
Globespan Semiconductor, Inc. *                               200               5,500
Integrated Device Technology *                                300               9,937
Integrated Silicon Solution *                                 100               1,438
Intel Corp. (a)                                            24,449             739,582
Intergrated Electrical Services *                             200               1,188
International Rectifier Corp. *                               200               6,000
Intersil Holding Corp., Class A * (a)                         100               2,294
JNI Corp. *                                                   100               2,269
KLA-Tencor Corp. *                                            790              26,613
Kopin Corp. *                                                 200               2,213
Kulicke & Soffa Industries, Inc. * (a)                        200               2,250
LAM Research Corp. * (a)                                      300               4,350
Lattice Semiconductor Corp. *                                 200               3,675
LSI Logic Corp. *                                           1,186              20,269
LTX Corp. *                                                   100               1,295
Mattson Technology, Inc. *                                    100               1,031
MEMC Electronic Materials, Inc. *                             200               1,938
Micrel, Inc. *                                                200               6,737
Micron Technology, Inc. * (a)                               2,217              78,703
MIPS Technologies, Inc., Class B *                             69               1,758
MKS Instruments, Inc. *                                       100               1,550
National Semiconductor Corp. *                                500              10,062
Novellus Systems, Inc. * (a)                                  584              20,987
Oak Technology *                                              200               1,738
Phoenix Technology, Ltd. *                                    100               1,348
Photronics, Inc. *                                            100               2,344
Pioneer Standard Electrs, Inc.                                100               1,100
PLX Technology, Inc. * (a)                                    100                 831
PMC-Sierra, Inc. * (a)                                         38               2,988
Power Integrations * (a)                                      100               1,150
PRI Automation, Inc.                                          100               1,875
QLogic Corp. * (a)                                            395              30,415
Quicklogic Corp. *                                            100                 694
Rambus, Inc. *                                                400              14,450
Semtech Corp. * (a)                                           200               4,413
Silicon Image, Inc. *                                         200               1,088
Silicon Laboratories * (a)                                    100               1,438
Silicon Valley Group, Inc. *                                  100               2,875
Siliconix, Inc. *                                             100               2,250
Sipex Corp. *                                                 100               2,394
Telcom Semiconductor, Inc. *                                  100               1,138
Teradyne, Inc. *                                              972              36,207
Therma Wave, Inc. * (a)                                       100               1,400
Transwitch Corp. *                                            510              19,954
Triquint Semiconductor, Inc. *                                200               8,737
Ultratech Stepper, Inc. *                                     100               2,588
Varian Semiconductor Equipment, Inc. *                        100               2,375
Virata Corp. *                                                200               2,175
Vitesse Semiconductor Corp. *                                 598              33,077
Xicor, Inc. *                                                 100                 338
Xilinx, Inc. *                                              1,322              60,977
                                                                         ------------
                                                                            1,611,553
SHIPBUILDING - 0.02%
Maritrans, Inc.                                               200               1,650
Newport News Shipbuilding, Inc.                               100               5,200
Teekay Shipping Corp.                                         100               3,800
Todd Shipyards Corp. *                                        100                 650
                                                                         ------------
                                                                               11,300
SOFTWARE - 3.64%
3DO Company *                                                 100                 263
Accrue Software, Inc. * (a)                                   100                 250
Actuate Corp. *                                               200               3,825
Adobe Systems, Inc.                                           866              50,390
Advant E Corp. *                                              300                 863
Advantage Learning Systems, Inc. *                            100               3,362
Advent Software, Inc. *                                       100               4,006
Allaire Corp. *                                               100                 503
Alternative Technology Resources, Inc. *                      200                 275


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
SOFTWARE - CONTINUED
ANSYS, Inc. *                                                 100        $      1,125
Applied Digital Solutions, Inc. *                             200                 138
Aremissoft Corp. *                                            100               4,269
Artisoft, Inc. *                                              100                 363
Autodesk, Inc.                                                200               5,387
Avocent Corp. *                                               209               5,643
AVT Corp. *                                                   100                 497
Aware, Inc. *                                                 100               1,775
BE, Inc. *                                                    100                  75
BEA Systems, Inc. * (a)                                       996              67,043
Bindview Development Corp. *                                  200               1,881
Blue Martini Software, Inc. * (a)                             547               7,248
BMC Software, Inc. *                                        1,503              21,042
Broadbase Software, Inc. * (a)                                100                 625
BroadVision, Inc. *                                         1,213              14,329
Bsquare Corp. *                                               100                 600
Cadence Design Systems, Inc. *                                700              19,250
Caminus Corp. * (a)                                           100               2,325
Carreker Antinori, Inc. *                                     100               3,475
Cerner Corp. * (a)                                            100               4,625
Checkfree Corp. * (a)                                         200               8,612
CIBER, Inc. *                                                 200                 975
Commerce One, Inc. * (a)                                      480              12,150
Computer Associates International, Inc.                     2,182              42,549
Computer Network Technology *                                 100               2,881
Compuware Corp. *                                           1,000               6,250
Cybear Group *                                                 29                  11
Daleen Technologies, Inc. *                                   100                 375
Datatec Systems, Inc. *                                       100                 175
Deltek Systems, Inc. *                                        100                 425
Dendrite International, Inc. * (a)                            100               2,237
Digital Generation Systems, Inc. *                            100                 213
Documentum, Inc. *                                            200               9,937
DST Systems, Inc. *                                           400              26,800
Electronic Arts * (a)                                         775              33,034
Eloyalty Corp. *                                              100                 647
Embarcadero Tech, Inc. * (a)                                  327              14,715
Epicor Software Corp. *                                       200                 163
Epresence, Inc. *                                             100                 434
Gadzoox Networks, Inc. *                                      100                 209
Geoworks Corp. *                                              100                 294
Hyperion Solutions Corp. *                                    100               1,544
I2 Technologies, Inc. * (a)                                 1,472              80,040
Igate Capital Corp. *                                         100                 288
Imation Corp. *                                               100               1,550
IMRglobal Corp. *                                             100                 538
Industries International, Inc. *                              100                 213
Infogrames, Inc. *                                             80                 445
Informatica Corp. *                                           200               7,912
Informix Corp. *                                              700               2,078
InfoUSA, Inc. *                                               200                 675
Inprise Corp. *                                               200               1,106
Internap Network Services Corp. *                             400               2,900
Internet.com Corp. * (a)                                      100                 594
Intertrust Technologies Corp. *                               200                 675
Intrusion.com, Inc. * (a)                                     100                 475
Intuit, Inc. *                                                824              32,496
IXL Enterprises, Inc. *                                       200                 200
JDA Software Group, Inc. *                                    100               1,306
Keane, Inc. *                                                 200               1,950
Lightspan, Inc. *                                             100                 144
Luminant Worlwide Corp. *                                     100                  81
Manhattan Associates, Inc. *                                  100               4,262
Manugistics Group, Inc. * (a)                                 200              11,400
Matrixone, Inc. *                                             100               1,819
Mentor Graphics Corp. * (a)                                   200               5,487
Mercator Software, Inc. * (a)                                 100                 538
Mercury Interactive Corp. *                                   356              32,129
Metro Information Services, Inc. *                            100                 575
Micromuse, Inc. *                                             200              12,072
Microsoft Corp. *                                          19,286             836,530
MicroStrategy, Inc., Class A * (a)                            100                 950
Midway Games, Inc. *                                          100                 710
MSC Software Corp. * (a)                                      100                 785
Netegrity, Inc. *                                             150               8,156
NetManage, Inc. *                                             200                 188
Netscout Systems, Inc. *                                      100               1,000
Netspeak Corp. *                                              100                 156
Networks Associates, Inc. *                                   400               1,675
New Era Of Networks, Inc. * (a)                               100                 588
New Visual Entertainment, Inc. *                               50                 150
Novell, Inc. *                                                900               4,697
NVIDIA Corp. * (a)                                            200               6,553
NYFIX, Inc. *                                                 100               2,419
Objective Systems Integrators, Inc. *                         100               1,762
Onyx Software Corp. *                                         100               1,100
OpenTV Corp., Class A *                                        72                 747
Oracle Systems Corp. *                                     20,539             596,915
Parametric Technology Corp. *                                 800              10,750
PeopleSoft, Inc. *                                            945              35,142
Peregrine Systems, Inc. * (a)                                 435               8,591
Pfsweb, Inc. * (a)                                            181                 136
Pivotal Corp. *                                               100               3,706
Pomeroy Computer Resources *                                  100               1,525
Prodigy Communications Corp. *                                200                 300
Progress Software Corp. *                                     100               1,444
Project Software & Development, Inc. *                        100               1,073
Puma Technology, Inc. *                                       100                 416
Rational Software Corp. *                                     698              27,178
Redeemable Hat, Inc. *                                        400               2,500
Saba Software, Inc. * (a)                                     397               6,253
Saga Systems, Inc. *                                          100               1,144
Sagent Technology, Inc. * (a)                                 100                 138
Sanchez Computer Associates, Inc. *                           100                 825
Santa Cruz Operation, Inc. *                                  100                 128
Sapient Corp. *                                               400               4,775
Secure Computing Corp. *                                      100                 987
Sema Group PLC *                                              260               2,145
Seranova, Inc. *                                              100                 225
Serena Software, Inc. *                                       100               3,423
Siebel Systems, Inc. * (a)                                  1,479             100,017
Silverstream Software, Inc. * (a)                             100               2,062
Speechworks International, Inc. *                             266              13,051
Starbase Corp. * (a)                                          100                 234
Storagenetworks, Inc. *                                       124               3,077
SVI Holdings, Inc. *                                          100                 100
Symantec Corp. * (a)                                          250               8,344
Synavant, Inc. *                                               84                 394
Synopsys, Inc. *                                              200               9,487
Take Two Interactive Software *                               100               1,150
TR Systems, Inc. * (a)                                        100                 638
Transaction Systems Architects, Inc., Class A *               100               1,156
Tyler Technologies, Inc. *                                    200                 338
Ulticom, Inc. *                                               326              11,104
Unify Corp. *                                                 100                  28
Universal Access, Inc. *                                      200               1,600
VERITAS Software Corp. * (a)                                1,607             140,612
Vertel Corp. *                                                100                 234


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
SOFTWARE - CONTINUED
Viewpoint Corp. *                                             100        $        544
Web Maryland Corp. * (a)                                    1,010               8,017
Worldwide Xceed Group *                                       100                  13
Zapme Corp. *                                                 200                 113
                                                                         ------------
                                                                            2,474,228
STEEL - 0.05%
Alaska Steel Holding Corp.                                    300               2,625
Allegheny Technologies, Inc.                                  200               3,175
Bethleham Steel Corp. *                                       400                 700
Carpenter Technology Corp.                                    100               3,500
Intermet Corp.                                                100                 363
Kaiser Ventures *                                             100               1,000
LTV Corp. *                                                   400                 138
NS Group, Inc. *                                              100                 945
Nucor Corp.                                                   200               7,937
Quanex Corp.                                                  100               2,012
Reliance Steel & Aluminum Company                             100               2,475
Ryerson Tull, Inc. (a)                                        100                 825
Steel Dynamics, Inc. *                                        100               1,100
Texas Industries, Inc. (a)                                    100               3,000
USX-United States Steel Group                                 200               3,600
Worthington Industries, Inc.                                  200               1,612
                                                                         ------------
                                                                               35,007
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.53%
Acterna Corp. * (a)                                           400               5,400
ADC Telecommunications, Inc. * (a)                          2,842              51,511
Adelphia Business Solutions, Class A * (a)                    100                 425
ADTRAN, Inc. *                                                100               2,125
Advanced Fibre Communications *                               200               3,612
Airnet Commerce Corp. * (a)                                   100                 675
Alamosa PCS Holdings, Inc.                                    200               1,600
Alaska Communications Systems, Inc. *                         100                 725
Allegiance Telecom, Inc.                                      300               6,680
Allied Riser Communctions Corp. * (a)                         200                 406
American Tower Corp., Class A * (a)                           757              28,671
Andrew Corp. *                                                200               4,350
ANTEC Corp. * (a)                                             100                 791
Arch Wireless Inc. *                                          200                 125
Aspect Communications, Inc. *                                 100                 805
Avaya, Inc. *                                                 857               8,838
Broadwing, Inc. *                                           1,296              29,565
Carrier Access Corp. *                                        100                 900
Charter Communications, Inc., Class A * (a)                   600              13,612
Choice One Communications, Inc. * (a)                         100                 931
CIENA Corp. * (a)                                           1,156              94,069
Citizens Communications Company *                           1,825              23,953
Com21, Inc. *                                                 100                 469
Commonwealth Telephone Enterprises *                          100               3,500
Commscope, Inc. *                                             100               1,656
Comverse Technology, Inc. * (a)                               597              64,849
Convergent Communications, Inc. *                             100                  59
Copper Mountain Networks, Inc. *                              100                 591
Corecomm, Litd. *                                              61                 302
Corning, Inc.                                               3,186             168,261
Corsair Communications, Inc. *                                100                 713
Cox Communications, Inc., Class A *                         1,917              89,260
CT Communications, Inc.                                       100               1,406
CTC Communications Group, Inc. * (a)                          100                 463
Digital Lightwave, Inc. *                                     100               3,169
Ditech Communications Corp. * (a)                             100               1,606
Efficient Networks, Inc. * (a)                                100               1,337
Eglobe Inc. * (a)                                              63                   4
Fibernet Telecom Group, Inc. *                                100                 550
Focal Communications Corp. * (a)                              200               1,400
General Communication, Inc. *                                 200               1,400
General Motors Corp., Class H *                             2,605              59,915
Global Crossing, Ltd. * (a)                                   118               1,689
Global Telesystems Group, Inc. * (a)                          500                 406
Golden Telecom, Inc. *                                        100                 513
GT Group Telecom, Inc., Class B *                             100                 750
Ibasis, Inc. *                                                100                 413
ICG Communications, Inc. *                                    100                  13
IDT Corp. *                                                   100               2,037
Impsat Corp. *                                                300               1,312
Inet Technologies Inc. *                                      100               4,050
Infonet Services Corp., Class B *                             800               4,000
Intelect Communications, Inc. *                               300                 113
ITC DeltaCom, Inc. *                                          200               1,078
JDS Uniphase Corp. *                                        3,356             139,903
Latitude Communications, Inc. *                               100                 388
Leap Wireless International, Inc. *                           100               2,500
Level 3 Communications, Inc. * (a)                          1,259              41,311
Liberty Satellite And Tech *                                  200                 631
LMKI, Inc. *                                                  100                  15
Loral Space & Communications *                              2,419               7,711
Lucent Technologies, Inc.                                  12,206             164,781
Mastec, Inc. *                                                150               3,000
MCK Communications, Inc. *                                    100                 844
McLeodUSA, Inc. * (a)                                       2,883              40,722
Metricom, Inc. *                                              100               1,006
Metrocall, Inc. *                                             100                  47
Metromedia Fiber Network, Inc., Class A * (a)               1,725              17,466
Mphase Technologies, Inc. *                                   100                 147
Mpower Communications Corp. * (a)                             150                 769
MRV Communications, Inc. * (a)                                200               2,675
Net2Phone, Inc. *                                             100                 737
NetCom AB, ADR *                                              200               8,169
Netergy Networks *                                            100                 188
Network Equipment Technologies *                              100                 644
Network Plus Corp. * (a)                                      200                 500
Newport Corp.                                                 123               9,669
Next Level Communications, Inc., Class A * (a)                200               2,275
Nextel Partners, Inc., Class A * (a)                          400               6,725
Nortel Networks Corp.                                         379              12,152
Nx Networks, Inc. *                                           100                  63
P-Com, Inc. *                                                 200                 613
PanAmSat Corp. *                                              400              13,875
Paradyne Corp. * (a)                                          100                 181
Plantronics,  Inc. *                                          293              13,771
Polycom, Inc. *                                               200               6,437
Powertel, Inc. * (a)                                          100               6,194
Price Communications Corp. * (a)                              200               3,362
PTEK Holdings, Inc. *                                         200                 288
QUALCOMM, Inc. * (a)                                        2,710             222,728
Qwest Communications International, Inc. *                  6,017             246,697
RCN Corp. * (a)                                               200               1,262
RF Micro Devices, Inc. * (a)                                  400              10,975
Savvis Communications Corp. *                                 300                 263
SBA Communications Corp. *                                    100               4,106
Scientific-Atlanta, Inc.                                      614              19,993
SDL, Inc. * (a)                                               307              45,494
Star Telecommunications, Inc. *                               200                 200
Startec Global Communications *                               100                 388
Sunrise Telecom, Inc. * (a)                                   411               1,605
Superior Telecom, Inc. *                                      100                 194
Symmetricom, Inc. *                                           150               1,462
Tekelec, Inc. *                                               200               6,000
Telaxis Communications Corp. * (a)                            100                 181


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Telecorp Pcs Inc. New * (a)                                   656        $     14,678
Teligent, Inc. *                                              100                 194
Tellabs, Inc. *                                             1,648              93,112
Terayon Communication Systems * (a)                           200                 812
Time Warner Telecom, Inc., Class A * (a)                      100               6,344
Triton PCS Holdings, Inc., Class A * (a)                      200               6,787
Tut Systems, Inc. * (a)                                       153               1,262
Verizon Communications                                      9,945             498,493
Waverider Communications, Inc. *                              200                 294
Weblink Wireless, Inc. *                                      100                 344
Westell Technologies, Inc. * (a)                              100                 306
Williams Communications Group * (a)                           200               2,350
                                                                         ------------
                                                                            2,393,336
TELEPHONE - 2.50%
Alltel Corp.                                                1,349              84,228
American Telephone & Telegraph Corp.                       13,728             237,666
AT&T Latin America Corp. *                                    100                 275
BellSouth Corp.                                             6,819             279,153
Centennial Communications Corp. *                             300               5,625
CenturyTel, Inc.                                              863              30,852
Conestoga Enterprises, Inc.                                   100               1,725
Dobson Communications Corp., Class A *                      1,119              16,365
E Spire Communications, Inc. * (a)                            200                 100
Harmonic, Inc. * (a)                                          154                 876
Hickory Tech Corp.                                            100               2,050
Intermedia Communications, Inc. * (a)                         100                 719
Nextel Communications, Inc., Class A (a) *                  2,796              69,201
North Pittsburgh Systems, Inc.                                100               1,100
NTL, Inc. * (a)                                               967              23,148
Primus Telecommunication Group, Inc. * (a)                    100                 231
SBC Communications, Inc.                                   12,393             591,766
Sprint Corp. (FON Group) (a)                                3,485              70,789
Talk.com, Inc. *                                              200                 288
Telephone & Data Systems, Inc.                                200              18,000
United States Cellular Corp. * (a)                            324              19,521
Viatel, Inc. * (a)                                            100                 372
Voicestream Wireless Corp. *                                  663              66,714
Western Wireless Corp., Class A *                             200               7,837
Winstar Communications, Inc. *                                200               2,337
WorldCom, Inc. * (a)                                       10,482             146,748
XO Communications Inc., Class A * (a)                         973              17,332
Z Telephone Technologies, Inc. * (a)                          100                 519
                                                                         ------------
                                                                            1,695,537
TIRES & RUBBER - 0.05%
Bandag, Inc.                                                  100               4,056
Carlisle Companies, Inc.                                      100               4,294
Cooper Tire & Rubber Company                                  200               2,125
Goodyear Tire &  Rubber Company                             1,065              24,484
Myers Indiana, Inc.                                           110               1,595
                                                                         ------------
                                                                               36,554
TOBACCO - 0.58%
Philip Morris Companies, Inc.                               8,094             356,136
R.J. Reynolds Tobacco Holdings, Inc. (a)                      400              19,500
Universal Corp.                                               100               3,500
UST, Inc.                                                     412              11,562
Vector Group, Ltd. (a)                                        105               1,660
                                                                         ------------
                                                                              392,358
TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Jakks Pacific, Inc. *                                         100                 913
Mattel, Inc.                                                2,316              33,443
NIKE, Inc., Class B (a)                                     1,026              57,264
Russ Berrie & Company, Inc (a).                               100               2,112
                                                                         ------------
                                                                               93,732

TRANSPORTATION - 0.11%
Alexander & Baldwin, Inc.                                     100               2,625
C. H. Robinson Worldwide                                      200               6,287
Expeditores International of
   Washington, Inc. (a)                                       395              21,207
Harley Davidson, Inc. (a)                                   1,148              45,633
Overseas Shipholding Group, Inc.                              100               2,294
                                                                         ------------
                                                                               78,046
TRAVEL SERVICES - 0.01%
Hotel Reservations Network, Inc., Class A *                   100               2,837
Pegasus Systems, Inc. *                                       100                 694
Travelocity.com, Inc. *                                       100               1,213
                                                                         ------------
                                                                                4,744
TRUCKING & FREIGHT - 0.07%
Airborne, Inc.                                                100                 975
American Freightways Corp. *                                  100               2,794
CNF Transportation, Inc. (a)                                  100               3,381
Cyber Care, Inc. * (a)                                        100                 213
EGL, Inc. *                                                   200               4,787
Expedia, Inc., Class A *                                      100                 956
First Aviation Services, Inc. *                               100                 425
Forward Air Corp. *                                           100               3,731
Fritz Companies, Inc. *                                       100                 606
Kirby Corp. *                                                 100               2,100
Navistar International Corp. *                                200               5,237
Pittston Brinks Group                                         100               1,988
Plains All American Pipeline LP                               100               1,913
RailAmerica, Inc. *                                           100                 784
Roadway Express, Inc.                                         100               2,119
Ryder Systems, Inc.                                           200               3,325
Swift Transportation, Inc. *                                  200               3,963
U.S. Freightways Corp.                                        100               3,008
Werner Enterprises, Inc. (a)                                  100               1,700
Yellow Corp. *                                                100               2,036
                                                                         ------------
                                                                               46,041

TOTAL COMMON STOCKS
(Cost: $59,090,656)                                                      $ 52,879,882
                                                                         ------------

PREFERRED STOCK - 0.01%
DOMESTIC OIL - 0.01%
Stone Energy Corp. * (a)                                      100               6,455
                                                                         ------------

TOTAL PREFERRED STOCK
(Cost: $4,909)                                                           $      6,455
                                                                         ------------

WARRANTS - 0.00%
DRUGS & HEALTH CARE - 0.00%
Endo Pharmaceutical Holdings, Inc. *,
   (Expiration date 12/31/2002; strike price
   $0.01)                                                     100                  25
                                                                         ------------

TOTAL WARRANTS
(Cost: $361)                                                             $         25
                                                                         ------------

                                                        PRINCIPAL
                                                          AMOUNT             VALUE
                                                          ------             -----
U.S. TREASURY OBLIGATIONS - 0.73%
U.S. TREASURY BILLS - 0.73%
United States Treasury Bills,
5.29% due 02/15/2001 ****                             $   300,000         $   297,915
5.38% due 02/08/2001 ****                                 100,000              99,416
5.40% due 02/01/2001 ****                                 100,000              99,527
                                                                          -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                          AMOUNT             VALUE
                                                          ------             -----
U. S. TREASURY OBLIGATIONS - CONTINUED
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $496,500)                                                          $   496,858
                                                                          -----------

SHORT TERM INVESTMENTS - 17.02%
Navigator Securities Lending Trust, 6.47%
                                                      $11,552,968         $11,552,968
                                                                          -----------
REPURCHASE AGREEMENTS - 4.36%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.50%, to be
   repurchased at $2,963,486 on
   01/02/2001, collateralized by
   $1,960,000 U.S. Treasury Bonds,
   13.25% due 05/15/2014 (valued at
   $3,028,200, including interest)                     $2,963,000         $ 2,963,000
                                                                          -----------

TOTAL INVESTMENTS   (TOTAL STOCK MARKET INDEX TRUST)
(Cost: $74,108,394)                                                       $67,899,188
                                                                          ===========


500 INDEX TRUST

                                                          SHARES              VALUE
                                                          ------              -----
COMMON STOCKS - 80.32%
AEROSPACE - 1.32%
Boeing Company                                             50,165        $  3,310,890
General Dynamics Corp. (a)                                 11,183             872,274
Honeywell International, Inc.                              44,946           2,126,508
Lockheed Martin Corp.                                      24,385             827,871
Northrop Grumman Corp.                                      4,146             344,118
Raytheon Company, Class B                                  19,596             608,701
Textron, Inc.                                               7,925             368,512
TRW, Inc.                                                   6,785             262,919
United Technologies Corp.                                  26,372           2,073,498
                                                                         ------------
                                                                           10,795,291
AIR FREIGHT - 0.08%
Fedex Corp. *                                              15,886             634,805
                                                                         ------------

AIR TRAVEL - 0.21%
AMR Corp. *                                                 8,160             319,770
Delta Air Lines, Inc.                                       6,724             337,461
Southwest Airlines Company                                 28,429             953,224
US Airways Group, Inc. *                                    3,603             146,147
                                                                         ------------
                                                                            1,756,602
ALUMINUM - 0.28%
Alcan Aluminum, Ltd.                                       18,337             626,896
Alcoa, Inc.                                                48,525           1,625,588
                                                                         ------------
                                                                            2,252,484
APPAREL & TEXTILES - 0.05%
Liz Claiborne, Inc. (a)                                     2,929             121,920
Reebok International, Ltd. *                                3,104              84,863
V. F. Corp. (a)                                             6,238             226,065
                                                                         ------------
                                                                              432,848
AUTO PARTS - 0.20%
Dana Corp. (a)                                              8,300             127,094
Danaher Corp.                                               7,833             535,581
Delphi Automotive Systems Corp. *                          33,053             371,846
Eaton Corp.                                                 3,992             300,149
Genuine Parts Company                                       9,707             254,202
Visteon Corp.                                               7,138              82,087
                                                                         ------------
                                                                            1,670,959
AUTOMOBILES - 0.53%
Ford Motor Company Delaware                               105,444           2,471,344
General Motors Corp. (a)                                   32,479           1,654,399
PACCAR, Inc.                                                4,181             205,914
                                                                         ------------
                                                                            4,331,657
BANKING - 4.47%
AmSouth BanCorporation                                     21,453             327,158
Bank America Corp.                                         91,503           4,197,700
Bank of New York, Inc.                                     41,198           2,273,615
Bank One Corp.                                             64,162           2,349,933
BB&T Corp.                                                 22,520             840,277
Charter One Financial, Inc.                                11,998             346,442
Chase Manhattan Corp.                                      72,865           3,310,803
Comerica, Inc. (a)                                          9,195             545,953
Fifth Third Bancorp (a)                                    26,043           1,556,069
First Union Corp.                                          54,765           1,523,152
Firstar Corp. (a)                                          53,076           1,234,017
FleetBoston Financial Corp. (a)                            50,552           1,898,859
Golden West Financial Corp.                                 8,636             582,930
Huntington Bancshares, Inc.                                15,695             254,063
KeyCorp                                                    23,813             666,764
MBNA Corp.                                                 47,655           1,760,257
Mellon Financial Corp.                                     27,695           1,362,248
National City Corp.                                        34,829           1,001,334
Northern Trust Corp.                                       12,585           1,026,464
Old Kent Financial Corp.                                    7,489             327,644
PNC Bank Corp.                                             16,083           1,175,064
Providian Financial Corp.                                  16,314             938,055
Southtrust Corp.                                            9,188             373,837
State Street Corp.                                          9,105           1,130,932
Summit Bancorp                                              9,566             365,302
SunTrust Banks, Inc. (a)                                   16,583           1,044,729
Synovus Financial Corp. (a)                                16,994             457,776
U.S. Bancorp                                               42,597           1,243,300
Union Planters Corp.                                        7,469             267,017
Wachovia Corp.                                             11,728             681,690
Washington Mutual, Inc. (a)                                30,018           1,592,830
                                                                         ------------
                                                                           36,656,214
BIOTECHNOLOGY - 0.06%
Chiron Corp. *                                             11,047             491,591
                                                                         ------------

BROADCASTING - 1.41%
Clear Channel Communications *                             32,825           1,589,961
Comcast Corp., Class A * (a)                               50,858           2,123,321
Time Warner, Inc. (a)                                      73,870           3,858,969
Viacom, Inc., Class B * (a)                                84,679           3,958,743
                                                                         ------------
                                                                           11,530,994
BUILDING MATERIALS & CONSTRUCTION - 0.08%
Masco Corp. *                                              26,727             686,550
                                                                         ------------

BUSINESS SERVICES - 2.09%
Automatic Data Processing, Inc.                            35,042           2,218,597
Cendant Corp. *                                            39,439             379,600
Ceridian Corp. *                                            7,910             157,706
Computer Sciences Corp. *                                   9,662             580,928
Convergys Corp. *                                           8,413             381,214
Deluxe Corp.                                                4,022             101,636
Ecolab, Inc.                                                7,075             305,552
Electronic Data Systems Corp.                              26,231           1,514,840
First Data Corp.                                           22,560           1,188,630
Fluor Corp. *                                               4,133             136,647
H & R Block, Inc.                                           5,418             224,170
Harcourt General, Inc.                                      4,404             251,909
Humana, Inc. *                                              9,185             140,071
Interpublic Group Companies, Inc.                          17,493             744,546


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - December 31, 2000 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                          ------              -----
BUSINESS SERVICES - CONTINUED
ITT Industries, Inc.                                        4,763        $    184,566
NCR Corp. *                                                 5,212             256,040
Newell Rubbermaid, Inc.                                    14,609             332,355
Omnicom Group, Inc. (a)                                    10,165             842,424
Paychex, Inc.                                              20,919           1,017,186
R.R. Donnelley & Sons Company                               6,703             180,981
Robert Half International, Inc. *                          11,183             296,349
Tyco International, Ltd.                                   98,766           5,481,513
Unisys Corp. *                                             17,035             249,137
                                                                         ------------
                                                                           17,166,597
CHEMICALS - 0.92%
Air Products & Chemicals, Inc.                             13,452             551,532
B.F. Goodrich Company                                       5,792             210,684
Dow Chemical Company (a)                                   38,390           1,406,034
E.I. Du Pont De Nemours & Company (a)                      58,345           2,818,793
Eastman Chemical Company                                    4,160             202,800
Engelhard Corp.                                             6,975             142,116
FMC Corp. *                                                 1,697             121,654
Great Lakes Chemical Corp.                                  2,980             110,819
Hercules, Inc.                                              5,860             111,706
PPG Industries, Inc.                                        9,568             443,118
Praxair, Inc. (a)                                           8,651             383,888
Rohm & Haas Company (a)                                    11,851             430,339
Sigma-Aldrich Corp.                                         4,615             181,427
Union Carbide Corp.                                         7,373             396,759
                                                                         ------------
                                                                            7,511,669
CELLULAR COMMUNICATIONS - 0.13%
Sprint Corp. (PCS Group) * (a)                             52,073           1,064,242
                                                                         ------------

COAL - 0.01%
Massey Energy Corp.                                         4,133              52,696
                                                                         ------------

COMPUTERS & BUSINESS EQUIPMENT - 6.81%
Apple Computer, Inc. *                                     17,888             266,084
Cabletron Systems, Inc. *                                  10,005             150,700
Cisco Systems, Inc. *                                     404,352          15,466,464
Citrix Systems, Inc. * (a)                                 10,168             228,780
Compaq Computer Corp. (a)                                  94,967           1,429,253
Dell Computer Corp. * (a)                                 144,643           2,522,212
EMC Corp. *                                               123,884           8,238,286
Gateway, Inc. *                                            18,291             329,055
Hewlett-Packard Company                                   111,511           3,519,566
International Business Machines Corp.                      98,450           8,368,250
Lexmark International Group, Inc., Class A * (a)            7,111             315,106
Maxim Integrated Products, Inc. * (a)                      15,953             762,753
Network Appliance, Inc. *                                  17,461           1,121,596
Palm, Inc. *                                               31,562             893,599
Pitney Bowes, Inc.                                         14,197             470,276
QLogic Corp. * (a)                                          5,690             438,130
Sabre Group Holdings, Inc., Class A *                       7,104             306,360
Sanmina Corp. * (a)                                         8,475             649,397
Sun Microsystems, Inc. *                                  181,764           5,066,672
Texas Instruments, Inc.                                    96,547           4,573,914
Vitesse Semiconductor Corp. *                               9,947             550,194
Xerox Corp. (a)                                            36,423             168,456
                                                                         ------------
                                                                           55,835,103
CONSTRUCTION MATERIALS - 0.06%
Sherwin-Williams Company                                    8,986             236,444
Vulcan Materials Company (a)                                5,547             265,563
                                                                         ------------
                                                                              502,007

CONSTRUCTION & MINING EQUIPMENT - 0.11%
Caterpillar, Inc. (a)                                      19,359             915,923
                                                                         ------------

CONTAINERS & GLASS - 0.06%
Ball Corp. (a)                                              1,652              76,095
Bemis, Inc. (a)                                             3,224             108,206
Pactiv Corp. *                                              9,250             114,469
Temple-Inland, Inc.                                         2,861             153,421
                                                                         ------------
                                                                              452,191
COSMETICS & TOILETRIES - 0.37%
Alberto Culver Company, Class B (a)                         3,095             132,505
Avon Products, Inc.                                        12,997             622,231
Gillette Company                                           59,318           2,142,863
International Flavors & Fragrances, Inc.                    5,648             114,725
                                                                         ------------
                                                                            3,012,324

CRUDE PETROLEUM & NATURAL GAS - 0.16%
Burlington Resources, Inc. (a)                             12,529             632,714
Occidental Petroleum Corp.                                 21,797             528,577
Sunoco, Inc.                                                4,849             163,351
                                                                         ------------
                                                                            1,324,642
DOMESTIC OIL - 2.74%
Amerada Hess Corp. (a)                                      5,118             373,934
Anadarko Petroleum Corp.                                   13,488             958,727
Ashland, Inc.                                               3,886             139,468
Conoco, Inc., Class B                                      35,371           1,023,548
Devon Energy Corp.                                          7,006             427,156
EOG Resources, Inc. (a)                                     6,267             342,727
Exxon Mobil Corp.                                         194,732          16,929,513
Freeport McMoran Copper & Gold, Inc.,
   Class B *                                                8,691              74,417
Kerr-McGee Corp.                                            5,617             375,988
Phillips Petroleum Company                                 14,446             821,616
Unocal Corp.                                               14,140             547,041
USX-Marathon Group                                         17,104             474,636
                                                                         ------------
                                                                           22,488,771
DRUGS & HEALTH CARE - 11.36%
Abbott Laboratories                                        86,639           4,196,577
Aetna United States Healthcare, Inc. * (a)                  8,231             337,985
Allergan, Inc.                                              7,505             726,578
ALZA Corp. * (a)                                           12,700             539,750
American Home Products Corp.                               72,900           4,632,795
Amgen, Inc. *                                              57,513           3,677,237
Applera Corp.                                              11,727           1,103,071
Bausch & Lomb, Inc. (a)                                     2,866             115,894
Baxter International, Inc.                                 16,302           1,439,670
Becton Dickinson & Company                                 13,819             478,483
Biogen, Inc. * (a)                                          8,144             489,149
Biomet, Inc.                                                9,757             387,231
Boston Scientific Corp. * (a)                              22,288             305,067
Bristol-Myers Squibb Company                              109,931           8,128,023
C.R. Bard, Inc.                                             2,732             127,209
Cardinal Health, Inc.                                      15,559           1,550,065
Eli Lilly & Company                                        63,194           5,880,992
Forest Laboratories, Inc. *                                 4,982             661,983
Guidant Corp. *                                            17,435             940,400
HCA Healthcare Company                                     30,881           1,359,073
HEALTHSOUTH Corp. *                                        21,075             343,786
IMS Health, Inc.                                           16,299             440,073
Johnson & Johnson (a)                                      77,759           8,169,555
King Pharmaceuticals, Inc. *                                9,245             477,851
Manor Care, Inc. *                                          5,586             115,211
McKesson HBOC, Inc.                                        16,454             590,534
MedImmune, Inc. *                                          11,581             552,269
Medtronic, Inc.                                            66,932           4,041,019


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                         SHARES              VALUE
                                                          ------              -----
DRUGS & HEALTH CARE - CONTINUED
Merck & Company, Inc.                                     130,182        $ 12,188,290
Pfizer, Inc.                                              356,198          16,385,108
Pharmacia & Upjohn, Inc.                                   72,509           4,423,049
Quintiles Transnational Corp. *                             6,344             132,828
Schering-Plough Corp.                                      81,937           4,649,925
St. Jude Medical, Inc. *                                    4,596             282,367
Stryker Corp.                                              11,813             597,620
Tenet Healthcare Corp. *                                   17,916             796,142
Unitedhealth Group, Inc.                                   17,856           1,095,912
Watson Pharmaceuticals, Inc. *                              5,913             302,672
Wellpoint Health Networks, Inc., Class A * (a)              3,674             423,428
                                                                         ------------
                                                                           93,084,871
ELECTRICAL EQUIPMENT - 3.73%
American Power Conversion Corp. *                          10,634             131,596
Cooper Industries, Inc.                                     5,128             235,568
Emerson Electric Company                                   24,002           1,891,658
General Electric Company                                  558,265          26,761,828
Johnson Controls, Inc. (a)                                  5,249             272,948
Millipore Corp.                                             2,504             157,752
Molex, Inc. (a)                                            11,338             402,499
National Service Industries, Inc.                           2,236              57,437
Power One, Inc. *                                           4,084             160,552
Symbol Technologies, Inc.                                   8,570             308,520
W.W. Grainger, Inc.                                         5,148             187,902
                                                                         ------------
                                                                           30,568,260
ELECTRIC UTILITIES - 2.19%
AES Corp. *                                                25,625           1,418,984
Allegheny Energy, Inc.                                      6,570             316,592
Ameren Corp.                                                7,512             347,900
American Electric Power, Inc. (a)                          18,420             856,530
Calpine Corp. * (a)                                        17,345             781,609
Cinergy Corp.                                               8,667             304,428
CMS Energy Corp. (a)                                        7,192             227,897
Consolidated Edison, Inc.                                  11,625             447,563
Constellation Energy Group, Inc.                            8,174             368,341
Dominion Resources, Inc.                                   13,585             910,195
DTE Energy Company (a)                                      7,815             304,297
Duke Energy Company                                        20,460           1,744,215
Dynegy, Inc., Class A                                      17,242             966,630
Edison International (a)                                   18,237             284,953
Entergy Corp. (a)                                          12,558             531,360
Exelon Corp.                                               18,264           1,282,315
FirstEnergy Corp.                                          12,604             397,814
FPI Group, Inc.                                             9,788             702,289
GPU, Inc.                                                   6,626             243,920
Niagara Mohawk Holdings, Inc. *                             9,424             157,263
PG&E Corp. (a)                                             22,104             442,080
Pinnacle West Capital Corp.                                 4,639             220,932
PPL Corp.                                                   7,899             356,936
Progress Energy, Inc. (a)                                  12,654             622,418
Progress Energy, Inc. - CVO                                 5,424               2,441
Public Service Enterprise Group, Inc. (a)                  11,903             578,783
Reliant Energy, Inc.                                       16,242             703,482
Southern Company (a)                                       36,582           1,216,351
TXU Corp. (a)                                              14,485             641,867
Xcel Energy, Inc.                                          18,883             548,787
                                                                         ------------
                                                                           17,929,172
ELECTRONICS - 0.98%
Adaptec, Inc. *                                             5,638              57,790
Agilent Technologies, Inc. *                               25,458           1,393,825
Analog Devices, Inc. *                                     19,744           1,010,646
Linear Technology Corp.                                    17,742             820,567
Motorola, Inc.                                            121,784           2,466,126
PerkinElmer, Inc. (a)                                       2,673             280,665
Rockwell International Corp.                               10,277             489,442
Solectron Corp. * (a)                                      38,204           1,295,116
Tektronix, Inc. (a)                                         5,366             180,767
Thomas & Betts Corp. (a)                                    3,198              51,768
                                                                         ------------
                                                                            8,046,712
FINANCIAL SERVICES - 6.07%
Ambac Financial Group, Inc.                                 6,442             375,649
American Express Company                                   74,290           4,081,307
Bear Stearns Companies, Inc.                                6,049             306,609
Capital One Financial Corp. (a)                            11,246             740,127
Charles Schwab Corp.                                       77,047           2,186,209
Citigroup, Inc. (a)                                       281,451          14,371,592
Countrywide Credit Industries, Inc. (a)                     6,214             312,254
Federal Home Loan Mortgage Corp.                           38,725           2,667,184
Federal National Mortgage Association                      56,249           4,879,601
Franklin Resources, Inc.                                   14,204             541,172
Household International, Inc. (a)                          26,565           1,461,075
J. P. Morgan & Company, Inc.                                8,938           1,479,239
Lehman Brothers Holdings, Inc.                             13,882             938,770
Merrill Lynch & Company, Inc.                              44,733           3,050,231
Moodys Corp. (a)                                            8,851             227,360
Morgan Stanley Dean Witter & Company                       62,808           4,977,534
Regions Financial Corp.                                    12,137             331,492
Stilwell Financial, Inc. (a)                               12,986             512,135
The CIT Group, Inc. (a)                                    14,386             289,518
USA Education, Inc.                                         8,559             582,012
Wells Fargo & Company                                      97,726           5,442,117
                                                                         ------------
                                                                           49,753,187
FOOD & BEVERAGES - 2.92%
Archer-Daniels-Midland Company                             34,563             518,445
Campbell Soup Company                                      24,358             843,396
Coca-Cola Enterprises, Inc. (a)                            22,956             436,164
ConAgra, Inc.                                              30,578             795,028
General Mills, Inc. (a)                                    15,959             711,173
H.J. Heinz Company                                         19,274             914,310
Hershey Foods Corp. (a)                                     7,524             484,358
Kellogg Company                                            23,523             617,479
PepsiCo, Inc.                                              80,507           3,990,128
Quaker Oats Company                                         7,192             700,321
Ralston Purina Company                                     16,771             438,142
Sara Lee Corp.                                             49,173           1,207,812
SUPERVALU, Inc.                                             7,203              99,942
SYSCO Corp.                                                37,940           1,138,200
The Coca-Cola Company                                     138,448           8,436,675
Unilever NV (a)                                            31,916           2,008,713
Wm. Wrigley Jr. Company                                     6,233             597,199
                                                                         ------------
                                                                           23,937,485
FOREST PRODUCTS - 0.05%
Georgia-Pacific Corp. (a)                                  12,285             382,371
Louisiana Pacific Corp.                                     5,731              58,026
                                                                         ------------
                                                                              440,397
FURNITURE & FIXTURES - 0.02%
Leggett & Platt, Inc.                                      10,750             203,578
                                                                         ------------
GAS & PIPELINE UTILITIES - 0.99%
Coastal Corp.                                              12,125           1,070,789
El Paso Energy Corp. (a)                                   13,146             941,582
Enron Corp.                                                42,854           3,562,239
Keyspan Corp.                                               8,060             341,542
Kinder Morgan, Inc. (a)                                     6,877             358,893
NICOR, Inc.                                                 2,550             110,128
NiSource, Inc. (a)                                         10,652             327,549
NiSource, Inc.-Sails*                                       2,596               7,139


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
GAS & PIPELINE UTILITIES - CONTINUED
ONEOK, Inc.                                                 1,566        $     75,364
Peoples Energy Corp.                                        1,937              86,681
Sempra Energy                                              11,219             260,842
Williams Companies, Inc.                                   24,446             976,312
                                                                         ------------
                                                                            8,119,060
GOLD - 0.07%
Barrick Gold Corp. (a)                                     21,629             354,283
Homestake Mining Company                                   14,214              59,521
Placer Dome, Inc.                                          17,933             172,605
                                                                         ------------
                                                                              586,409
HOMEBUILDERS - 0.04%
Centex Corp.                                                3,220             120,951
Kaufman & Broad Home Corp. (a)                              2,677              90,182
Pulte Corp.                                                 2,242              94,584
                                                                         ------------
                                                                              305,717
HOTELS & RESTAURANTS - 0.52%
Darden Restaurants, Inc.                                    6,717             153,651
Hilton Hotels Corp.                                        20,136             211,428
Marriott International, Inc., Class A *                    14,028             592,683
McDonalds Corp.                                            73,352           2,493,968
Starwood Hotels & Resorts SBI, Class B                     11,515             405,904
Tricon Global Restaurants, Inc. * (a)                       8,081             266,673
Wendy's International, Inc.                                 6,253             164,141
                                                                         ------------
                                                                            4,288,448
HOUSEHOLD APPLIANCES - 0.06%
Black & Decker Corp.                                        4,690             184,083
Maytag Corp.                                                4,304             139,073
Whirlpool Corp. (a)                                         3,967             189,176
                                                                         ------------
                                                                              512,332
HOUSEHOLD PRODUCTS - 1.08%
Clorox Company                                             12,865             456,707
Colgate-Palmolive Company                                  32,368           2,089,354
Fortune Brands, Inc.                                        8,622             258,660
Procter & Gamble Company (a)                               73,099           5,733,703
Snap-On, Inc.                                               3,218              89,702
The Stanley Works                                           4,819             150,293
Tupperware Corp.                                            3,123              63,826
                                                                         ------------
                                                                            8,842,245
INDUSTRIAL MACHINERY - 0.42%
Briggs & Stratton Corp.                                     1,153              51,164
Crane Company                                               3,339              94,953
Cummins Engine, Inc.                                        2,235              84,790
Deere & Company                                            13,832             633,679
Dover Corp.                                                11,207             454,584
Illinois Tool Works, Inc.                                  17,096           1,018,280
Ingersoll-Rand Company                                      8,820             369,338
Pall Corp.                                                  6,794             144,797
Parker-Hannifin Corp.                                       6,160             271,810
Thermo Electron Corp. *                                     9,445             280,989
                                                                         ------------
                                                                            3,404,384
INSURANCE - 3.51%
AFLAC, Inc.                                                14,729           1,063,250
Allstate Corp.                                             41,742           1,818,386
American General Corp.                                     14,206           1,157,789
American International Group, Inc.                        131,461          12,957,125
Aon Corp.                                                  14,010             479,842
Chubb Corp. (a)                                             9,636             833,514
CIGNA Corp.                                                 8,800           1,164,240
Cincinnati Financial Corp.                                  8,749             346,132
Conseco, Inc. (a)                                          17,745             234,012
Equifax, Inc. (a)                                           7,713             221,267
Hartford Financial Services Group, Inc.                    12,777             902,376
Jefferson-Pilot Corp.                                       5,645             421,964
Lincoln National Corp.                                     10,547             499,005
Loews Corp.                                                 5,559             575,704
Marsh & McLennan Companies, Inc.                           15,287           1,788,579
MBIA, Inc.                                                  5,553             411,616
Metlife, Inc. (a)                                          44,124           1,544,340
MGIC Investment Corp.                                       5,758             388,305
Progressive Corp. (a)                                       3,963             410,666
SAFECO Corp.                                                6,972             229,204
St. Paul Companies, Inc.                                   12,344             670,433
Torchmark, Inc.                                             7,027             270,100
UNUMProvident Corp. (a)                                    13,179             354,186
                                                                         ------------
                                                                           28,742,035
INTERNATIONAL OIL - 1.60%
Chevron Corp.                                              36,490           3,081,124
Halliburton Company                                        24,992             905,960
Royal Dutch Petroleum Company, GDR (a)                    119,663           7,247,091
Texaco, Inc.                                               30,776           1,911,959
                                                                         ------------
                                                                           13,146,134
INTERNET CONTENT - 0.11%
Yahoo, Inc. * (a)                                          30,882             931,768
                                                                         ------------

INTERNET SERVICE PROVIDER - 0.56%
America Online, Inc. *                                    131,786           4,586,153
                                                                         ------------

INVESTMENT COMPANIES - 0.03%
T. Rowe Price & Associates, Inc.                            6,569             277,643
                                                                         ------------

LEISURE TIME - 0.58%
Brunswick Corp.                                             4,804              78,966
Carnival Corp., Class A                                    33,078           1,019,216
Harrahs Entertainment, Inc. *                               6,704             176,818
Hasbro, Inc.                                                9,404              99,917
The Walt Disney Company *                                 116,247           3,363,898
                                                                         ------------
                                                                            4,738,815
LIQUOR - 0.33%
Adolph Coors Company, Class B (a)                           2,003             160,866
Anheuser-Busch Companies, Inc. (a)                         50,449           2,295,429
Brown Forman Corp., Class B                                 3,952             262,808
                                                                         ------------
                                                                            2,719,103
MANUFACTURING - 0.33%
Minnesota Mining & Manufacturing Company (a)               22,112           2,664,496
                                                                         ------------

METAL & METAL PRODUCTS - 0.03%
Inco, Ltd. *                                                9,927             166,377
Timken Company                                              3,340              50,517
                                                                         ------------
                                                                              216,894
MINING - 0.05%
Newmont Mining Corp.                                        9,176             156,565
Phelps Dodge Corp. (a)                                      4,267             238,152
                                                                         ------------
                                                                              394,717
NEWSPAPERS - 0.32%
Dow Jones & Company, Inc.                                   4,842             274,178
Gannett, Inc.                                              15,195             958,234
Knight-Ridder, Inc.                                         4,273             243,027
New York Times Company, Class A                             9,326             373,623
Tribune Company (a)                                        17,671             746,600
                                                                         ------------
                                                                            2,595,662
OFFICE FURNISHINGS & SUPPLIES - 0.06%
Avery Dennison Corp.                                        6,181             339,183
Office Depot, Inc. *                                       17,218             122,678
                                                                         ------------
                                                                              461,861


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
PAPER - 0.50%
Boise Cascade Corp. (a)                                     3,085        $    103,733
International Paper Company                                26,529           1,082,715
Kimberly-Clark Corp.                                       30,018           2,121,972
Mead Corp.                                                  5,619             176,296
Potlatch Corp. (a)                                          1,596              53,566
Sealed Air Corp. * (a)                                      4,546             138,653
Westvaco Corp.                                              5,534             161,524
Willamette Industries, Inc.                                 6,033             283,174
                                                                         ------------
                                                                            4,121,633
PETROLEUM SERVICES - 0.64%
Apache Corp.                                                7,170             502,348
Baker Hughes, Inc.                                         18,106             752,531
McDermott International, Inc.                               3,284              35,303
Nabors Industries, Inc. * (a)                               7,972             471,544
Rowan Companies, Inc. * (a)                                 5,137             138,699
Schlumberger, Ltd.                                         31,727           2,536,177
Tosco Corp. (a)                                             7,919             268,751
Transocean Offshore, Inc.                                  12,075             555,450
                                                                         ------------
                                                                            5,260,803
PHOTOGRAPHY - 0.08%
Eastman Kodak Company                                      17,000             669,375
                                                                         ------------

PUBLISHING - 0.10%
American Greetings Corp., Class A                           3,489              32,928
McGraw-Hill Companies, Inc.                                11,211             657,245
Meredith Corp.                                              2,743              88,290
                                                                         ------------
                                                                              778,463
RAILROADS & EQUIPMENT - 0.24%
Burlington Northern Santa Fe Corp.                         21,920             620,610
CSX Corp.                                                  11,913             308,993
Norfolk Southern Corp.                                     20,991             279,443
Union Pacific Corp.                                        14,411             731,358
                                                                         ------------
                                                                            1,940,404
REAL ESTATE - 0.08%
Weyerhaeuser Company (a)                                   12,805             649,854
                                                                         ------------

RETAIL GROCERY - 0.52%
Albertsons, Inc.                                           24,607             652,085
Kroger Company * (a)                                       45,741           1,237,866
Safeway, Inc. * (a)                                        28,048           1,753,000
Starbucks Corp. *                                          10,848             480,024
Winn-Dixie Stores, Inc. (a)                                 7,933             153,702
                                                                         ------------
                                                                            4,276,677
RETAIL TRADE - 4.22%
AutoZone, Inc. *                                            7,254             206,739
Bed Bath & Beyond, Inc. * (a)                              15,508             346,991
Best Buy Company, Inc. *                                   11,965             353,715
Circuit City Stores, Inc.                                  11,163             128,375
Consolidated Stores Corp. *                                 6,071              64,504
Costco Wholesale Corp. *                                   25,432           1,015,690
CVS Corp.                                                  22,110           1,325,218
Dillards, Inc., Class A                                     5,077              59,972
Dollar General Corp.                                       17,958             338,957
Federated Department Stores, Inc. *                        11,640             407,400
GAP, Inc.                                                  48,264           1,230,732
Home Depot, Inc.                                          129,270           5,906,023
J. C. Penney, Inc.                                         14,240             154,860
Kmart Corp. * (a)                                          26,278             139,602
Kohls Corp. * (a)                                          18,457           1,125,877
Longs Drug Stores Corp.                                     2,170              52,351
Lowe's Companies, Inc.                                     21,204             943,578
May Department Stores, Inc.                                17,189             562,940
Nordstrom, Inc.                                             7,301             132,787
Radioshack Corp.                                           10,218             437,458
Sears Roebuck & Company                                    19,285             670,154
Staples, Inc. *                                            27,089             319,989
Target Corp.                                               51,332           1,655,457
The Limited, Inc.                                          24,923             425,249
Tiffany & Company (a)                                       7,942             251,166
TJX Companies, Inc.                                        16,361             454,018
Toys R Us, Inc. * (a)                                      11,760             196,245
Wal-Mart Stores, Inc.                                     249,558          13,257,769
Walgreen Company                                           56,857           2,377,333
                                                                         ------------
                                                                           34,541,149
SANITARY SERVICES - 0.14%
Allied Waste Industries, Inc. *                            10,407             151,552
Waste Management, Inc.                                     35,695             990,536
                                                                         ------------
                                                                            1,142,088
SEMICONDUCTORS - 2.30%
Advanced Micro Devices, Inc. *                             16,849             232,727
Altera Corp. *                                             22,798             599,872
Applied Materials, Inc. *                                  45,576           1,740,433
Broadcom Corp., Class A * (a)                              13,466           1,137,877
Conexant Systems, Inc. *                                   12,862             197,753
Intel Corp. (a)                                           379,555          11,481,539
KLA-Tencor Corp. *                                         10,164             342,400
LSI Logic Corp. *                                          17,996             307,552
Micron Technology, Inc. * (a)                              32,160           1,141,680
National Semiconductor Corp. *                              9,648             194,166
Novellus Systems, Inc. * (a)                                7,107             255,408
Teradyne, Inc. *                                            9,498             353,800
Xilinx, Inc. *                                             18,624             859,032
                                                                         ------------
                                                                           18,844,239
SOFTWARE - 3.61%
Adobe Systems, Inc.                                        13,581             790,244
Autodesk, Inc. (a)                                          3,213              86,550
BMC Software, Inc. *                                       13,364             187,096
BroadVision, Inc. * (a)                                    14,944             176,526
Computer Associates International, Inc.                    33,478             652,821
Compuware Corp. *                                          19,788             123,675
Intuit, Inc. *                                             11,286             445,092
Mercury Interactive Corp. *                                 4,602             415,331
Microsoft Corp. *                                         299,636          12,996,711
Novell, Inc. *                                             18,039              94,141
Oracle Systems Corp. *                                    314,895           9,151,636
Parametric Technology Corp. *                              15,096             202,853
PeopleSoft, Inc. *                                         16,147             600,467
Sapient Corp. *                                             6,552              78,215
Siebel Systems, Inc. * (a)                                 24,967           1,688,393
VERITAS Software Corp. * (a)                               21,843           1,911,262
                                                                         ------------
                                                                           29,601,013
STEEL - 0.05%
Allegheny Technologies, Inc.                                4,555              72,311
Nucor Corp.                                                 4,655             184,745
USX-United States Steel Group (a)                           4,877              87,786
Worthington Industries, Inc.                                4,747              38,273
                                                                         ------------
                                                                              383,115
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.94%
ADC Telecommunications, Inc. * (a)                         43,095             781,097
Andrew Corp. *                                              4,383              95,330
Avaya, Inc. *                                              15,296             157,740
Comverse Technology, Inc. * (a)                             8,770             952,641
Corning, Inc.                                              51,720           2,731,462
Global Crossing, Ltd. * (a)                                49,617             710,143
JDS Uniphase Corp. *                                       54,570           2,274,887
Lucent Technologies, Inc.                                 186,720           2,520,720
Nortel Networks Corp. (a)                                 174,146           5,583,556


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                          SHARES              VALUE
                                                          ------              -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
QUALCOMM, Inc. * (a)                                       41,655        $  3,423,520
Qwest Communications International, Inc. *                 92,878           3,807,998
Scientific-Atlanta, Inc.                                    8,723             284,043
Tellabs, Inc. *                                            23,155           1,308,258
Verizon Communications                                    151,982           7,618,098
                                                                         ------------
                                                                           32,249,493
TELEPHONE - 2.76%
Alltel Corp.                                               17,867           1,115,571
American Telephone & Telegraph Corp. (a)                  210,024           3,636,041
BellSouth Corp.                                           104,707           4,286,443
CenturyTel, Inc.                                            7,671             274,238
Nextel Communications, Inc., Class A * (a)                 42,187           1,044,128
SBC Communications, Inc.                                  189,581           9,052,493
Sprint Corp. (FON Group) (a)                               49,207             999,517
WorldCom, Inc. * (a)                                      160,650           2,249,100
                                                                         ------------
                                                                           22,657,531
TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                4,020              42,713
Goodyear Tire &  Rubber Company (a)                         8,588             197,438
                                                                         ------------
                                                                              240,151
TOBACCO - 0.71%
Philip Morris Companies, Inc.                             125,897           5,539,468
UST, Inc.                                                   8,907             249,953
                                                                         ------------
                                                                            5,789,421
TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Mattel, Inc.                                               23,272             336,048
NIKE, Inc., Class B (a)                                    14,914             832,387
                                                                         ------------
                                                                            1,168,435
TRANSPORTATION - 0.08%
Harley Davidson, Inc. (a)                                  17,307             687,953
                                                                         ------------

TRUCKING & FREIGHT - 0.02%
Navistar International Corp. *                              3,369              88,226
Ryder Systems, Inc.                                         3,231              53,715
                                                                         ------------
                                                                              141,941

TOTAL COMMON STOCKS
(Cost: $688,842,569)                                                     $658,207,436
                                                                         ------------

                                                        PRINCIPAL
                                                          AMOUNT             VALUE
                                                          ------             -----
SHORT TERM INVESTMENTS - 18.01%
Bemis Company, Inc.,
   6.60% due 01/12/2001                              $  6,000,000        $  5,987,900
Federal National Mortgage Association,
   6.42% due 01/11/2001
                                                        5,000,000           4,991,083
Navigator Securities Lending Trust, 6.47%             135,354,969         135,354,969
United States Treasury Bills,
    5.89% due 03/08/2001 ****                             600,000             593,521
    6.05% due 02/22/2001 ****                             150,000             148,689
    6.10% due 02/22/2001 ****                             350,000             346,916
    6.20% due 02/08/2001 ****                             150,000             149,019
    6.22% due 02/01/2001 ****                              50,000              49,732
                                                                         ------------
                                                                         $147,621,829

REPURCHASE AGREEMENTS - 1.67%
Repurchase Agreement with State
   Street Bank & Trust Company,
   dated 12/29/2000 at 5.90%, to be
   repurchased at $13,677,241 on
   01/02/2001, collateralized by
   $9,030,000 U.S. Treasury Bonds,
   13.25% due 05/15/2014 (valued at
   $13,951,350, including interest)                  $ 13,675,000        $ 13,675,000
                                                                         ------------
TOTAL INVESTMENTS (500 INDEX TRUST) (Cost:
$850,139,398)                                                            $819,504,265
                                                                         ============


LIFESTYLE AGGRESSIVE 1000 TRUST

                                                          SHARES              VALUE
                                                          ------              -----
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
   Aggressive Growth Trust                                582,792        $ 10,408,668
   Blue Chip Growth Trust                               1,181,880          23,791,242
   Dynamic Growth Trust                                   559,005           4,460,858
   Emerging Small Company Trust                           212,300           7,434,763
   Equity-Income Trust                                    795,162          13,382,574
   International Stock Trust                            1,160,776          14,869,539
   International Value Trust                            1,232,962          14,869,526
   Mid Cap Blend Trust                                    254,615           4,460,858
   Mid Cap Stock Trust                                    614,443           7,434,763
   Overseas Trust                                       1,123,642          13,382,574
   Small Company Blend Trust                              262,945           2,973,905
   Small Company Value Trust                              572,786           7,434,763
   U.S. Large Cap Value Trust                           1,817,513          23,791,242
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
(Cost: $154,445,165)                                                     $148,695,275
                                                                         ============

LIFESTYLE GROWTH 820 TRUST
                                                          SHARES              VALUE
                                                          ------              -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
   Aggressive Growth Trust                                916,121        $ 16,361,925
   Blue Chip Growth Trust                               2,709,377          54,539,749
   Dynamic Growth Trust                                 2,050,367          16,361,925
   Emerging Small Company Trust                           467,217          16,361,925
   Equity-Income Trust                                  1,620,313          27,269,875
   Growth & Income Trust                                  955,497          27,269,874
   High Yield Trust                                     1,872,609          21,815,900
   International Stock Trust                            2,980,314          38,177,824
   International Value Trust                            3,165,657          38,177,824
   Mid Cap Blend Trust                                    933,900          16,361,925
   Mid Cap Stock Trust                                  2,253,709          27,269,875
   Overseas Trust                                       3,205,527          38,177,824
   Quantitative Equity Trust                            1,038,457          27,269,875
   Small Company Value Trust                            1,680,732          21,815,900
   Strategic Bond Trust                                 1,995,965          21,815,900
   Total Return Trust                                   5,299,079          70,636,720
   U.S. Large Cap Value Trust                           4,999,824          65,447,698
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST) (Cost:
$558,948,385)                                                            $545,132,538
                                                                         ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

LIFESTYLE BALANCED 640 TRUST

                                                          SHARES              VALUE
                                                          ------              -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
   Blue Chip Growth Trust                               2,984,410        $ 60,076,182
   Emerging Small Company Trust                           467,859          16,384,413
   Equity-Income Trust                                    649,016          10,922,942
   Growth & Income Trust                                1,148,172          32,768,827
   High Yield Trust                                     5,156,754          60,076,182
   International Stock Trust                            1,705,377          21,845,885
   International Value Trust                            2,264,291          27,307,356
   Money Market Trust                                   1,638,441          16,384,413
   Overseas Trust                                       1,834,247          21,845,884
   Quantitative Equity Trust                            1,039,884          27,307,356
   Real Estate Securities Trust                         2,104,613          32,768,827
   Small Company Value Trust                              841,521          10,922,942
   Strategic Bond Trust                                 1,499,031          16,384,413
   Total Return Trust                                   8,163,634         108,821,240
   U.S. Government Securities Trust                     1,609,866          21,845,884
   U.S. Large Cap Value Trust                           4,589,472          60,076,182
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
(Cost: $547,552,509)                                                     $545,738,928
                                                                         ============

LIFESTYLE MODERATE 460 TRUST

                                                          SHARES              VALUE
                                                          ------              -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
   Blue Chip Growth Trust                                 542,834        $ 10,927,239
   Diversified Bond Trust                               1,739,452          18,212,066
   Growth & Income Trust                                  382,875          10,927,239
   High Yield Trust                                       781,634           9,106,033
   International Stock Trust                              426,512           5,463,620
   International Value Trust                              453,036           5,463,620
   Money Market Trust                                   2,003,327          20,033,272
   Overseas Trust                                         611,656           7,284,826
   Quantitative Equity Trust                              416,117          10,927,239
   Real Estate Securities Trust                           701,814          10,927,239
   Strategic Bond Trust                                 1,332,997          14,569,652
   Total Return Trust                                   1,497,255          19,958,410
   U.S. Government Securities Trust                     2,013,124          27,318,098
   U.S. Large Cap Value Trust                             834,778          10,927,239
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
(Cost: $180,534,048)                                                     $182,045,792
                                                                         ============

LIFESTYLE CONSERVATIVE 280 TRUST

                                                          SHARES              VALUE
                                                          ------              -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
   Diversified Bond Trust                               1,413,450        $ 14,798,824
   High Yield Trust                                       181,469           2,114,118
   International Stock Trust                              412,591           5,285,295
   Money Market Trust                                   2,114,118          21,141,178
   Real Estate Securities Trust                           339,454           5,285,294
   Strategic Bond Trust                                   483,559           5,285,294
   Total Return Trust                                   1,580,058          21,062,175
   U.S. Government Securities Trust                     1,557,935          21,141,178
   U.S. Large Cap Value Trust                             726,778        $  9,513,530
                                                                         ------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
(Cost: $103,380,932)                                                     $105,626,886
                                                                         ============



Key to Currency Abbreviations
-----------------------------
AUD - Australian Dollar
CAD - Canadian Dollar
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deustche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
NLG - Netherland Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PLZ - Polish Zloty
SGD - Singapore Dollar

Key to Security Abbreviations and Legend
----------------------------------------
ADR   -   American Depositary Receipts
ADS   -   American Depositary Shares
ESOP  -   Employee Stock Ownship Plan
FRN   -   Floating Rate Note (Rate effective as of December 31, 2000).
GDR   -   Global Depositary Receipts
GTD   -   Guaranteed
IO    -   Interest Only (Carries notional principal amount)
REIT  -   Real Estate Investment Trust
REMIC -   Real Estate Mortgage Investment Conduit
SBI   -   Shares Beneficial Interest
SPDR  -   Standard & Poor's Depositary Receipts
TBA   -   To Be Announced
VR    -   Variable Rate Demand Note (Rate effective as of December 31, 2000)
#     -   Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*     -   Non-Income producing
**    -   Purchased on a forward commitment (Note 2)
***   -   At December 31, 2000 a portion of this security
          was pledged to cover forward commitments purchased.
****  -   At December 31, 2000 a portion of this security was pledged to cover margin requirements for open futures contracts.
(a)   -   At December 31, 2000 all or a portion of this security
          was out on loan.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following forty eight Portfolios: The Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Internet Technologies Trust ("Internet Technologies"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Stock Trust ("Mid Cap Stock"), the All Cap Growth Trust ("All Cap Growth", formerly, "Mid Cap Growth"), the Overseas Trust ("Overseas"), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Capital Appreciation Trust ("Capital Appreciation"), the Mid Cap Blend Trust ("Mid Cap Blend"), the Small Company Value Trust ("Small Company Value"), the Global Equity Trust ("Global Equity"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Real Estate Securities Trust ("Real Estate Securities"), the Value Trust ("Value"), the Tactical Allocation Trust ("Tactical Allocation"), the Equity Index Trust ("Equity Index"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Dynamic Growth, Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, B and C, which are separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B, D and E, which are separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, which are separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA, MNY, Manulife America and Manulife USA are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of MNA and Manulife America is a wholly owned subsidiary of Manulife USA.

At December 31, 2000, Manulife USA owned seed money shares in Tactical Allocation, Capital Appreciation, Small Cap Index, International Index, Mid Cap Index and Total Stock Market Index.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by MNA, serves as investment adviser for the Trust (See Note
6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

CHANGE IN PORTFOLIO NAMES. Effective May 1, 2000, the name of Mid Cap Growth was changed to All Cap Growth.

NEW PORTFOLIOS. Effective May 1, 2000, Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index commenced operations. Munder Capital Management ("Munder Capital") is the subadviser to Internet Technologies, Janus Capital Corporation ("Janus Capital") is the subadviser to Dynamic Growth, Mitchell Hutchins Asset Management Inc. is the subadviser to Tactical Allocation and Manufacturers Adviser Corporation ("MAC") is the subadviser to Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index. Effective November 1, 2000 Capital Appreciation commenced operations. Jennison Associates LLC is the subadviser to Capital Appreciation.

REORGANIZATION. On April 27, 1999 the shareholders of the Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") of the Trust on behalf of the Worldwide Growth Trust ("Worldwide Growth") and the Capital Growth Bond Trust ("Capital Growth Bond") portfolios (collectively, the "Transferor Portfolios") and the Global Equity and the Investment Quality Bond portfolios (collectively, the "Acquiring Portfolios"). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of Trust counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred at the close of regularly scheduled trading on the New York Stock Exchange on April 30, 1999. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolio (including $6,919,477 and $1,057,973 of unrealized appreciation of Worldwide Growth and Capital Growth Bond, respectively) acquired by such Acquiring Portfolio. The resulting activity was as follows:

                                                                    Shares             Total Net Assets             Net Asset Value
                                                                    ------             ----------------             ---------------
Worldwide Growth at April 30, 1999                                 2,685,944            $  42,636,373                   $15.87

Global Equity at April 30, 1999                                   47,464,654              879,296,730                    18.53

Global Equity after reorganization on April 30, 1999              49,765,028              921,933,103                    18.53

Capital Growth Bond at April 30, 1999                              5,792,535               64,455,265                    11.13

Investment Quality Bond at April 30, 1999                         27,658,681              325,513,768                    11.77

Investment Quality Bond after reorganization
  on April 30, 1999                                               33,134,914              389,969,033                    11.77

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, Real Estate Securities, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at December 31, 2000:


                                                   SALES OF FUTURES CONTRACTS                   PURCHASE OF FUTURES CONTRACTS
                                             --------------------------------------     --------------------------------------------
                                               NUMBER    AGGREGATE                        NUMBER      AGGREGATE
                              EXPIRATION      OF OPEN   MARKET VALUE    UNREALIZED       OF OPEN     MARKET VALUE        UNREALIZED
                                 DATE        CONTRACTS  OF CONTRACTS    GAIN (LOSS)     CONTRACTS    OF CONTRACTS        GAIN (LOSS)
                                 ----        ---------  ------------    -----------     ---------    ------------        -----------
OVERSEAS:
Topix Index                    Mar-2001                                                     58     JPY   6,506,735       ($318,235)
                                                                                                                          ========

EQUITY INDEX:
S&P 500 Index                  Mar-2001                                                      1         $   333,750       ($  4,008)
                                                                                                                          ========

HIGH YIELD
U.S. 10 yr. Treasury           Mar-2001                                                     76           7,969,313        $244,209
                                                                                                                          ========
U.K. Treasury                  Mar-2001          33       5,696,870     $   16,524
                                                                        ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                   SALES OF FUTURES CONTRACTS                   PURCHASE OF FUTURES CONTRACTS
                                             --------------------------------------     --------------------------------------------
                                               NUMBER    AGGREGATE                        NUMBER      AGGREGATE
                              EXPIRATION      OF OPEN   MARKET VALUE    UNREALIZED       OF OPEN     MARKET VALUE        UNREALIZED
                                 DATE        CONTRACTS  OF CONTRACTS    GAIN (LOSS)     CONTRACTS    OF CONTRACTS        GAIN (LOSS)
                                 ----        ---------  ------------    -----------     ---------    ------------        -----------
GLOBAL BOND:
Germany 10 yr.                 Mar-2001                                                     25           2,545,863          10,498
Japanese 10 yr.                Mar-2001                                                     21          24,780,441         153,545
Municipal Bond Index           Mar-2001                                                      7             724,719          16,344
U.S. Treasury                  Mar-2001                                                      3             313,875             469
                                                                                                                          --------
U.K Treasury                   Mar-2001          28       4,833,708    ($   18,093)
U.S 2 yr. Treasury             Mar-2001          23       4,672,594          7,906
U.S. 5 yr. Treasury            Mar-2001         160      16,570,000        (37,500)
                                                                        ----------
                                                                       ($   47,687)                                       $180,856
                                                                        ==========                                        --------

TOTAL RETURN
Euribor                        Sep-2001                                                     13           2,917,930          17,524
Euribor                        Dec-2001                                                     28           6,278,528          27,994
Euribor                        Mar-2001                                                     13           2,916,404           7,852
Germany 10 yr. Bonds           Feb-2001                                                    382               3,587          (3,587)
Germany 10 yr. Bonds           Mar-2001                                                    382          38,900,788         304,489
Municipal Bond Index           Mar-2001                                                      5             517,656           7,344
U.S. Treasury Bonds            Mar-2001                                                     24           2,511,000          14,657
                                                                                                                          --------
Japan 10 yr. Govt. Bonds       Mar-2001           1       1,180,021    ($    3,237)
U.K. Treasury                  Mar-2001         158      27,275,922       (103,262)
U.S. 10 yr. Treasury           Mar-2001          70       7,340,156       (137,656)
U.S. 2 yr. Treasury            Mar-2001         869     176,542,781     (1,973,089)
                                                                        ----------
                                                                       ($2,217,244)                                       $376,273
                                                                        ==========                                        ========

SMALL CAP INDEX
Russell 2000 Index             Mar-2001                                                     69         $16,863,600        $401,717
                                                                                                                          ========

INTERNATIONAL INDEX
British Pound                  Mar-2001                                                      3             280,275        $  9,007
Euro                           Mar-2001                                                      5             589,250          27,908
Japanese Yen                   Mar-2001                                                      3             331,013          (8,395)
MSCI                           Mar-2001                                                     25             619,740            (493)
Topix Index                    Mar-2001                                                      3             336,555         (17,066)
                                                                                                                          --------
                                                                                                                          $ 10,961
                                                                                                                          ========

MID CAP INDEX
S&P 400 Index                  Mar-2001                                                     17           4,442,525       ($ 58,327)
                                                                                                                         =========
TOTAL STOCK  MARKET INDEX
S&P 400 Index                  Mar-2001                                                      1             261,325        $  9,068
Russell 2000 Index             Mar-2001                                                      2             488,800          17,311
S&P 500 Index                  Mar-2001                                                      8           2,670,000         (90,805)
                                                                                                                          --------
                                                                                                                         ($ 64,426)
                                                                                                                          ========

500 INDEX
S&P 500 Index                  Mar-2001                                                     78          26,032,500       ($839,630)
                                                                                                                          ========


PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into a offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call.

If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis.

The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy.

The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2000, the value of securities loaned and cash collateral was as follows:

                               Market Value of       Value of                                   Market Value of        Value of
                              Securities Loaned   Cash Collateral                              Securities Loaned    Cash Collateral
                              -----------------   ---------------                              -----------------    ---------------
Pacific Rim Emerging Markets    $ 17,847,031       $ 15,529,141    Real Estate Securities        $ 16,365,142        $ 16,854,234
Science and Technology           111,315,474        116,052,442    Value                            2,441,489           2,751,896
Aggressive Growth                 55,438,098         59,669,659    Equity Index                     4,349,681           4,535,995
Emerging Small Company            86,626,774         91,052,716    Growth & Income                 17,326,088          18,142,500
Small Company Blend               17,350,243         19,705,158    Equity-Income                   26,085,310          27,466,788
Mid Cap Stock                     15,792,188         16,740,038    Income & Value                  56,712,297          59,001,429
All Cap Growth                    23,376,813         24,420,074    Balanced                         6,876,050           7,221,004
Overseas                          24,853,444         23,074,336    High Yield                      19,331,425          19,835,864
International Stock               36,804,869         37,584,093    Strategic Bond                   5,670,694           6,005,960
Mid Cap Blend                    148,156,063        156,039,951    Investment Quality Bond         48,534,229          49,720,569
Small Company Value               12,459,629         13,397,816    Diversified Bond                48,069,800          49,180,493
Global Equity                     33,509,100         34,884,984    Small Cap Index                  3,536,587           3,785,455

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


Growth                            23,133,082         24,163,405    International Index                373,633             394,769
Large Cap Growth                  25,816,856         27,027,931    Mid Cap Index                    7,377,928           7,691,694
Quantitative Equity               18,452,906         19,912,926    Total Stock Market Index        10,962,389          11,552,968
Blue Chip Growth                  53,047,568         54,337,342    500 Index                      129,066,130         135,354,969


MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.


FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.


DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.


REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at December 31, 2000:

                                          ALL CAP GROWTH                      GLOBAL BOND                      TOTAL RETURN
                                  ------------------------------    ------------------------------    ------------------------------
                                    NUMBER OF        PREMIUMS         NUMBER OF        PREMIUMS         NUMBER OF        PREMIUMS
                                    CONTRACTS        RECEIVED         CONTRACTS        RECEIVED         CONTRACTS        RECEIVED
                                    ---------        --------         ---------        --------         ---------        --------
Options outstanding 12/31/1999              --               --               54     $     61,660              339     $    177,945
Options written                          8,847     $  4,393,845       63,050,047          285,623      771,277,201        2,815,206
Options closed & expired                (8,847)      (4,393,845)     (63,050,095)        (343,190)    (668,077,264)      (2,729,574)
                                  ------------     ------------     ------------     ------------     ------------     ------------
Options outstanding 12/31/2000              --               --                6     $      4,093      103,200,276     $    263,577
                                  ============     ============     ============     ============     ============     ============


In addition, at December 31, 2000, Global Bond and Total Return had entered into written options on futures contracts. The terms of the contracts required a deposit for initial and variation margin. Premiums received from writing options on futures contracts were included in the initial margin deposit. The following is a summary of open written options on futures contracts outstanding in Global Bond and Total Return at December 31, 2000:

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED


                                                                                       UNREALIZED
                        DESCRIPTION      NUMBER OF CONTRACTS      EXPIRATION DATE     APPRECIATION
                        -----------      -------------------      ---------------     ------------
GLOBAL BOND
                     Eurodollar                    6              March, 2001           $  4,019
                                                                                        ========

TOTAL RETURN
                     US Treasury Notes           276              February, 2001       ($ 50,076)
                                                                                        ========


The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return at December 31, 2000:

GLOBAL BOND
-----------
                                                                                      UNREALIZED
  NOTIONAL AMOUNT                            DESCRIPTION                             APPRECIATION
  ---------------                            -----------                            (DEPRECIATION)
                                                                                    --------------
 JPY   660,000,000    Agreement with Goldman Sachs & Company terminating May 18,     ($  163,245)
                      2010 to pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 2.035%
                      annually.

 CAD      5,200,000   Agreement with JP Morgan terminating May 10, 2002 to pay 3         (46,188)
                      month LIBOR (London Interbank Offer Rate) semi-annually
                      and to receive a fixed rate of 6.515% annually.

 EUR        150,000   Agreement with JP Morgan terminating January 4, 2024 to            (16,290)
                      pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.25%
                      annually.

 GBP        800,000   Agreement with Merrill Lynch terminating August 6, 2003 to          34,724
                      pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.949%
                      annually.

 EUR      2,020,000   Agreement with Goldman Sachs & Company terminating May 22,         (69,314)
                      2030 to pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.175%
                      annually.

 AUD      6,300,000   Agreement with Morgan Stanley Company terminating                 (118,027)
                      September 20, 2005 to pay 6 month LIBOR (London Interbank
                      Offer Rate) semi-annually and to receive a fixed rate of
                      6.667% annually.

 AUD      5,000,000   Agreement with Morgan Stanley Company terminating November         (62,854)
                      14, 2005 to pay 6 month LIBOR (London Interbank Offer
                      Rate) semi-annually and to receive a fixed rate of 6.396%
                      annually.

 CAD      13,500,000  Agreement with Royal Bank of Canada terminating August 2,         (237,040)
                      2005 to pay 3 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.248%
                      annually.

 EUR      1,500,000   Agreement with Morgan Stanley Company terminating August           (24,219)
                      25, 2030 to pay 6 month LIBOR (London Interbank Offer
                      Rate) semi-annually and to receive a fixed rate of 6.069%
                      annually.

 HKD     53,000,000   Agreement with Goldman Sachs & Company terminating                (210,608)
                      February 15, 2006 to pay 3 month LIBOR (London Interbank
                      Offer Rate) semi-annually and to receive a fixed rate of
                      6.91% annually.

       $  3,700,000   Agreement with Morgan Stanley Company terminating                  156,403
                      September 20, 2005 to pay 6 month LIBOR (London Interbank
                      Offer Rate) semi-annually and to receive a fixed rate of
                      7.01% annually.

       $  2,600,000   Agreement with Morgan Stanley Company terminating November          72,402
                      14, 2005 to pay 6 month LIBOR (London Interbank Offer
                      Rate) semi-annually and to receive a fixed rate of 6.639%
                      annually.

       $  6,700,000   Agreement with Goldman Sachs & Company terminating                 233,794
                      February 15, 2006 to pay 3 month LIBOR (London Interbank
                      Offer Rate) semi-annually and to receive a fixed rate of
                      6.79% annually.

       $ 16,000,000   Agreement with Goldman Sachs & Company terminating June             19,632
                      15, 2006 to pay 3 month LIBOR (London Interbank Offer           ----------
                      Rate) semi-annually and to receive a fixed rate of 6.00%
                      annually.

                                                                                     ($  430,826)
                                                                                      ==========


TOTAL RETURN

 JPY    125,000,000   Agreement with Goldman Sachs & Company terminating May 18,         (28,098)
                      2007 to pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 1.6692%
                      annually.

 EUR      1,110,000   Agreement with JP Morgan terminating January 4, 2009 to            (43,134)
                      pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.00%
                      annually.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

 EUR        240,000   Agreement with JP Morgan terminating January 4, 2024 to            (26,064)
                      pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.25%
                      annually.

 EUR        840,000   Agreement with Goldman Sachs & Company terminating May 22,         (28,823)
                      2030 to pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.175%
                      annually.

 EUR        700,000   Agreement with Morgan Stanley terminating January 4, 2030           (9,510)
                      to pay 3 month LIBOR (London Interbank Offer Rate)              ----------
                      semi-annually and to receive a fixed rate of 6.01%
                      annually.

       $ 11,000,000   Agreement with Morgan Stanley terminating November 15,          (1,782,559)
                      2021 to pay 3 month LIBOR (London Interbank Offer Rate)         ----------
                      semi-annually and to receive a fixed rate of 0.00%
                      annually. (zero coupon)
                                                                                     ($1,918,188)
                                                                                      ==========


4. CAPITAL SHARES. Share activity for the Trust for the year ended December 31, 2000 and the year ended December 31, 1999 was as follows:

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
PACIFIC RIM EMERGING MARKETS
  Sold                                                    29,195,716     $   278,504,552          19,223,623     $   166,239,881
  Reinvestment of distributions                               33,365             349,336             150,288           1,491,534
  Redeemed                                               (27,771,311)       (265,800,555)        (14,768,802)       (126,011,817)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          1,457,770     $    13,053,333           4,605,109     $    41,719,598
                                                     ===============     ===============     ===============     ===============

INTERNET TECHNOLOGIES
  Sold                                                     8,538,887     $    98,782,917                  --                  --
  Redeemed                                                  (955,669)         (9,115,330)                 --                  --
                                                     ---------------     ---------------
     Net increase                                          7,583,218     $    89,667,587                  --                  --
                                                     ===============     ===============

SCIENCE & TECHNOLOGY
  Sold                                                    24,028,473     $   831,898,443          22,528,543     $   592,873,759
  Reinvestment of distributions                            1,111,345          38,952,644           2,196,290          78,452,440
  Redeemed                                                (2,474,126)        (74,996,869)         (2,266,973)        (60,758,210)
                                                     ---------------     ---------------     ---------------     ---------------
     Net Increase                                         22,665,692     $   795,854,218          22,457,860     $   610,567,989
                                                     ===============     ===============     ===============     ===============

INTERNATIONAL SMALL CAP
  Sold                                                    24,509,131     $   574,345,070           5,814,052     $   105,417,292
  Reinvestment of distributions                            2,564,816          62,632,809              31,234             500,048
  Redeemed                                               (19,896,702)       (438,955,474)         (7,001,039)       (123,098,528)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                               7,177,245     $   198,022,405          (1,155,753)    ($   17,181,188)
                                                     ===============     ===============     ===============     ===============

AGGRESSIVE GROWTH
  Sold                                                    18,836,730     $   382,242,262           8,078,142     $   106,010,569
  Redeemed                                                (3,326,474)        (65,777,456)        (11,224,810)       (140,540,012)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                              15,510,256     $   316,464,806          (3,146,668)    ($   34,529,443)
                                                     ===============     ===============     ===============     ===============

EMERGING SMALL COMPANY
  Sold                                                     6,393,582     $   266,697,559           2,469,575     $    65,829,200
  Reinvestment of distributions                            1,425,384          54,991,310             176,071           4,061,968
  Redeemed                                                (2,565,285)       (104,639,819)         (4,146,024)       (106,499,420)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                               5,253,681     $   217,049,050          (1,500,378)    ($   36,608,252)
                                                     ===============     ===============     ===============     ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



CAPITAL SHARES, CONTINUED

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
SMALL COMPANY BLEND
  Sold                                                     5,469,719     $    88,118,576           3,391,215     $    44,848,948
  Reinvestment of distributions                              866,833           9,783,760              64,982           1,020,865
  Redeemed                                                (1,320,233)        (20,241,850)            (60,911)           (833,254)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          5,016,319     $    77,660,486           3,395,286     $    45,036,559
                                                     ===============     ===============     ===============     ===============

DYNAMIC GROWTH
  Sold                                                    18,304,658     $   203,817,019                  --                  --
  Redeemed                                                (1,286,391)        (12,625,364)                 --                  --
                                                     ---------------     ---------------
     Net increase                                         17,018,267     $   191,191,655                  --                  --
                                                     ===============     ===============

MID CAP STOCK
  Sold                                                     9,017,917     $   110,185,041           8,779,846     $   108,832,071
  Redeemed                                                (6,799,903)        (81,280,834)           (884,386)        (10,877,429)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          2,218,014     $    28,904,207           7,895,460     $    97,954,642
                                                     ===============     ===============     ===============     ===============

ALL CAP GROWTH (FORMERLY MID CAP GROWTH)
  Sold                                                    19,390,820     $   487,336,225           7,272,833     $   142,509,467
 Reinvestment of distributions                             2,398,576          58,405,316           3,082,007          55,167,921
  Redeemed                                                (6,119,546)       (148,578,819)         (3,721,530)        (70,553,000)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         15,669,850     $   397,162,722           6,633,310     $   127,124,388
                                                     ===============     ===============     ===============     ===============

OVERSEAS
  Sold                                                    73,124,253     $   999,763,771          32,196,915     $   394,552,595
  Reinvestment of distributions                            2,625,622          37,047,529                  --                  --
  Redeemed                                               (60,110,687)       (824,240,448)        (26,084,433)       (320,098,685)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         15,639,188     $   212,570,852           6,112,482     $    74,453,910
                                                     ===============     ===============     ===============     ===============

INTERNATIONAL STOCK
  Sold                                                    31,731,922     $   448,671,191          28,057,311     $   370,997,131
  Reinvestment of distributions                               86,185           1,292,768           1,241,609          18,912,664
  Redeemed                                               (23,565,852)       (335,162,209)        (32,315,892)       (428,649,401)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                               8,252,255     $   114,801,750          (3,016,972)    ($   38,739,606)
                                                     ===============     ===============     ===============     ===============


INTERNATIONAL VALUE
  Sold                                                    14,385,562     $   175,744,193           9,749,493     $   119,828,426
  Reinvestment of distributions                               65,254             812,417                  --                  --
  Redeemed                                                (9,084,699)       (110,911,091)         (1,972,126)        (23,986,354)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          5,366,117     $    65,645,519           7,777,367     $    95,842,072
                                                     ===============     ===============     ===============     ===============


CAPITAL APPRECIATION
  Sold                                                       553,840     $     6,745,667                  --                  --
  Redeemed                                                   (72,553)           (851,640)                 --                  --
                                                     ---------------     ---------------
     Net increase                                            481,287     $     5,894,027                  --                  --
                                                     ===============     ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



CAPITAL SHARES, CONTINUED

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
MID CAP BLEND
  Sold                                                     8,572,161     $   164,566,304           4,966,975     $    95,247,137
  Reinvestment of distributions                           12,674,811         242,469,136          10,077,627         177,366,228
  Redeemed                                               (16,292,690)       (313,085,581)        (18,521,608)       (357,342,735)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                               4,954,282     $    93,949,859          (3,477,006)    ($   84,729,370)
                                                     ===============     ===============     ===============     ===============

SMALL COMPANY VALUE
  Sold                                                     5,695,138     $    69,912,952           2,887,495     $    32,006,557
  Reinvestment of distributions                               10,333             125,033               9,967             105,452
  Redeemed                                                (4,032,872)        (50,123,064)         (9,907,015)       (108,749,913)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                               1,672,599     $    19,914,921          (7,009,553)    ($   76,637,904)
                                                     ===============     ===============     ===============     ===============

GLOBAL EQUITY
  Sold                                                    25,063,249     $   432,461,816          22,532,074     $   421,163,138
  Reinvestment of distributions                            5,709,674          95,008,977           5,314,655          93,909,966
  Redeemed                                               (36,117,269)       (625,148,098)        (31,124,344)       (584,725,222)
  Shares issued in connection with reorganization                 --                  --           2,300,374     $    42,636,373
                                                     ---------------     ---------------     ---------------     ---------------
     Net decrease                                         (5,344,346)    ($   97,677,305)           (977,241)        (27,015,745)
                                                     ===============     ===============     ===============     ===============

GROWTH
  Sold                                                    14,341,569     $   355,804,669          11,074,770     $   251,148,342
  Reinvestment of distributions                            2,965,550          76,096,002             802,965          18,042,613
  Redeemed                                                (5,304,947)       (125,883,013)         (2,596,080)        (60,703,686)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         12,002,172     $   306,017,658           9,281,655     $   208,487,269
                                                     ===============     ===============     ===============     ===============

LARGE CAP GROWTH
  Sold                                                    22,586,555     $   342,330,170          11,650,530     $   173,828,799
  Reinvestment of distributions                            4,980,894          74,414,557           1,915,001          28,188,805
  Redeemed                                                (7,870,281)       (116,519,141)         (7,425,729)       (110,886,780)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         19,697,168     $   300,225,586           6,139,802     $    91,130,824
                                                     ===============     ===============     ===============     ===============

QUANTITATIVE EQUITY
  Sold                                                     8,652,685     $   238,992,370           5,665,339     $   143,508,314
  Reinvestment of distributions                            2,268,704          61,436,503           1,104,607          28,101,212
  Redeemed                                                (2,922,936)        (81,147,786)         (1,522,915)        (39,230,914)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          7,998,453     $   219,281,087           5,247,031     $   132,378,612
                                                     ===============     ===============     ===============     ===============

BLUE CHIP GROWTH
  Sold                                                    22,565,894     $   486,262,775          25,358,047     $   492,130,684
  Reinvestment of distributions                            3,815,002          82,976,296           2,897,748          56,564,055
  Redeemed                                                (7,197,956)       (154,948,767)         (8,448,638)       (163,982,688)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         19,182,940     $   414,290,304          19,807,157     $   384,712,051
                                                     ===============     ===============     ===============     ===============


REAL  ESTATE SECURITIES
  Sold                                                     4,144,815     $    57,725,738           6,873,888     $    92,841,726
  Reinvestment of distributions                              611,248           7,799,525             560,770           7,390,951
  Redeemed                                                (3,473,015)        (47,441,193)         (3,133,643)        (44,213,832)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          1,283,048     $    18,084,070           4,301,015     $    56,018,845
                                                     ===============     ===============     ===============     ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



CAPITAL SHARES, CONTINUED

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
VALUE
  Sold                                                     4,373,816     $    62,603,243           2,436,870     $    35,300,251
  Reinvestment of distributions                                   --                  --             354,079           4,624,350
  Redeemed                                                (3,944,248)        (53,849,766)         (9,909,599)       (150,854,134)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                                 429,568     $     8,753,477          (7,118,650)    ($  110,929,533)
                                                     ===============     ===============     ===============     ===============

TACTICAL ALLOCATION
  Sold                                                     4,635,974     $    58,037,817                  --                  --
  Reinvestment of distributions                              131,890           1,545,752                  --                  --
  Redeemed                                                (1,060,439)        (13,170,845)                 --                  --
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          3,707,425     $    46,412,724                  --                  --
                                                     ===============     ===============     ===============     ===============

EQUITY INDEX
  Sold                                                     1,976,809     $    35,240,596           2,885,132     $    47,861,401
  Reinvestment of distributions                               18,724             346,950             155,372           2,782,446
  Redeemed                                                (1,368,017)        (24,017,163)           (811,265)        (13,469,906)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                            627,516     $    11,570,383           2,229,239     $    37,173,941
                                                     ===============     ===============     ===============     ===============

GROWTH & INCOME
  Sold                                                     7,246,993     $   228,489,228          19,120,056     $   575,002,218
  Reinvestment of distributions                            6,264,383         199,583,256           2,940,196          89,470,162
  Redeemed                                                (8,952,787)       (274,601,266)         (5,045,205)       (153,850,633)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          4,558,589     $   153,471,218          17,015,047     $   510,621,747
                                                     ===============     ===============     ===============     ===============

U.S. LARGE CAP VALUE
  Sold                                                    19,836,973     $   257,597,133          17,074,014     $   211,344,517
  Reinvestment of distributions                              157,815           2,098,943                  --                  --
  Redeemed                                                (3,152,784)        (40,881,301)           (658,829)         (8,161,568)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         16,842,004     $   218,814,775          16,415,185     $   203,182,949
                                                     ===============     ===============     ===============     ===============

EQUITY-INCOME
  Sold                                                     7,935,903     $   124,557,099           7,231,374     $   128,530,632
  Reinvestment of distributions                            8,027,157         119,363,818           4,503,851          76,565,467
  Redeemed                                               (17,871,133)       (276,392,535)        (13,631,875)       (243,517,473)
                                                     ---------------     ---------------     ---------------     ---------------
     Net decrease                                         (1,908,073)    ($   32,471,618)         (1,896,650)    ($   38,421,374)
                                                     ===============     ===============     ===============     ===============

INCOME & VALUE
  Sold                                                     5,074,888     $    55,921,921           4,299,864     $    54,039,467
  Reinvestment of distributions                           13,314,021         138,732,103           5,529,820          69,343,951
  Redeemed                                               (16,214,666)       (176,977,493)         (6,536,596)        (83,143,235)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          2,174,243     $    17,676,531           3,293,088     $    40,240,183
                                                     ===============     ===============     ===============     ===============

BALANCED
  Sold                                                     1,200,694     $    20,673,669           3,069,046     $    57,353,502
  Reinvestment of distributions                              590,697          10,360,817           1,047,549          19,023,503
  Redeemed                                                (3,215,454)        (56,301,850)         (2,745,068)        (49,849,107)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                              (1,424,063)    $   (25,267,364)          1,371,527     $    26,527,898
                                                     ===============     ===============     ===============     ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



CAPITAL SHARES, CONTINUED

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
HIGH YIELD
  Sold                                                     8,506,889     $   105,317,852           7,131,998     $    96,511,235
  Reinvestment of distributions                               62,916             801,552           1,502,095          19,271,875
  Redeemed                                                (6,895,930)        (86,259,691)         (4,746,296)        (63,530,203)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          1,673,875     $    19,859,713           3,887,797     $    52,252,907
                                                     ===============     ===============     ===============     ===============

STRATEGIC BOND
  Sold                                                     4,748,172     $    51,008,181           4,555,359     $    51,184,957
  Reinvestment of distributions                            2,955,127          30,615,111           2,765,174          30,665,785
  Redeemed                                               (10,249,016)       (109,520,546)        (12,067,131)       (134,883,686)
                                                     ---------------     ---------------     ---------------     ---------------
     Net decrease                                         (2,545,717)    ($   27,897,254)         (4,746,598)    ($   53,032,944)
                                                     ===============     ===============     ===============     ===============

GLOBAL BOND
  Sold                                                     2,667,111     $    29,411,125           2,074,428     $    24,587,793
  Reinvestment of distributions                              365,138           4,056,680           1,410,339          16,839,448
  Redeemed                                                (5,428,624)        (60,137,908)         (5,251,214)        (63,020,152)
                                                     ---------------     ---------------     ---------------     ---------------
     Net decrease                                         (2,396,375)    ($   26,670,103)         (1,766,447)    ($   21,592,911)
                                                     ===============     ===============     ===============     ===============

TOTAL RETURN
  Sold                                                    17,447,731     $   219,608,210          20,796,912     $   258,636,345
  Reinvestment of distributions                              559,675           6,889,595                  --                  --
  Redeemed                                                (8,327,412)       (105,218,838)         (1,396,137)        (17,277,134)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          9,679,994     $   121,278,967          19,400,775     $   241,359,211
                                                     ===============     ===============     ===============     ===============

INVESTMENT QUALITY BOND
  Sold                                                     4,463,850     $    51,343,273           4,721,697     $    56,684,852
  Reinvestment of distributions                            1,911,872          21,087,951           1,443,452          17,104,902
  Redeemed                                                (7,176,143)        (82,164,082)        (11,807,744)       (138,265,919)
  Shares issued in connection with reorganization                 --                  --           5,476,233          64,455,265
                                                     ---------------     ---------------     ---------------     ---------------
     Net decrease                                           (800,421)    ($    9,732,858)           (166,362)    ($       20,900)
                                                     ===============     ===============     ===============     ===============

DIVERSIFIED BOND
  Sold                                                     5,501,034     $    55,262,636           5,678,173     $    62,120,028
  Reinvestment of distributions                            2,671,549          25,780,450           1,639,199          18,063,968
  Redeemed                                                (8,109,703)        (80,982,119)         (3,716,109)        (41,083,738)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                             62,880     $        60,967           3,601,263     $    39,100,258
                                                     ===============     ===============     ===============     ===============

US GOVERNMENT SECURITIES
  Sold                                                     6,556,645     $    85,621,817          11,945,868     $   162,266,123
  Reinvestment of distributions                            1,977,252          24,755,195           1,349,968          18,022,070
  Redeemed                                               (11,412,808)       (147,932,179)        (12,188,142)       (162,052,930)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                              (2,878,911)    ($   37,555,167)          1,107,694     $    18,235,263
                                                     ===============     ===============     ===============     ===============

MONEY MARKET
  Sold                                                   368,395,851     $ 3,683,958,507         217,064,656     $ 2,170,646,703
  Reinvestment of distributions                            5,186,953          51,869,531           3,663,025          36,629,783
  Redeemed                                              (387,053,136)     (3,870,531,211)       (173,225,509)     (1,732,255,095)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                             (13,470,332)    ($  134,703,173)         47,502,172     $   475,021,391
                                                     ===============     ===============     ===============     ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



CAPITAL SHARES, CONTINUED

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
SMALL CAP INDEX
  Sold                                                     3,447,194     $    42,427,882                  --                  --
  Reinvestment of distributions                              108,392           1,217,237                  --                  --
  Redeemed                                                  (472,057)         (5,419,318)                 --                  --
                                                     ---------------     ---------------
     Net increase                                          3,083,529     $    38,225,801                  --                  --
                                                     ===============     ===============

INTERNATIONAL INDEX
  Sold                                                     4,670,187     $    57,557,032                  --                  --
  Reinvestment of distributions                               62,069             681,523                  --                  --
  Redeemed                                                  (305,735)         (3,470,970)                 --                  --
                                                     ---------------     ---------------
     Net increase                                          4,426,521     $    54,767,585                  --                  --
                                                     ===============     ===============

MID CAP INDEX
  Sold                                                     3,476,147     $    45,165,651                  --                  --
  Reinvestment of distributions                               47,388             620,785                  --                  --
  Redeemed                                                (1,082,246)        (14,060,372)                 --                  --
                                                     ---------------     ---------------
     Net increase                                          2,441,289     $    31,726,064                  --                  --
                                                     ===============     ===============

TOTAL STOCK INDEX
  Sold                                                     5,140,403     $    63,690,255                  --                  --
  Reinvestment of distributions                               46,966             525,546                  --                  --
  Redeemed                                                  (125,798)         (1,536,343)                 --                  --
                                                     ---------------     ---------------
     Net increase                                          5,061,571     $    62,679,458                  --                  --
                                                     ===============     ===============

500 INDEX
  Sold                                                    62,777,763     $   744,043,738                  --                  --
  Reinvestment of distributions                              126,774           1,438,881                  --                  --
  Redeemed                                                (2,596,931)        (31,768,357)                 --                  --
                                                     ---------------     ---------------
     Net increase                                         60,307,605     $   713,714,262                  --                  --
                                                     ===============     ===============

LIFESTYLE AGGRESSIVE 1000
  Sold                                                     4,931,029     $    68,303,340           1,885,307     $    24,869,279
  Reinvestment of distributions                              409,993           5,725,645             306,488           3,966,553
  Redeemed                                                  (380,779)         (5,354,641)         (1,805,521)        (23,557,915)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          4,960,243     $    68,674,344             386,274     $     5,277,917
                                                     ===============     ===============     ===============     ===============

LIFESTYLE GROWTH 820
  Sold                                                    10,979,586     $   156,900,313           4,720,035     $    65,963,874
  Reinvestment of distributions                            2,506,180          35,637,880           1,468,410          19,924,095
  Redeemed                                                  (672,613)         (9,699,517)         (6,498,243)        (88,418,613)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                              12,813,153     $   182,838,676            (309,798)    ($    2,530,644)
                                                     ===============     ===============     ===============     ===============

LIFESTYLE BALANCED 640
  Sold                                                     9,406,907     $   129,644,082           5,431,955     $    73,105,083
  Reinvestment of distributions                            2,488,578          33,894,058           1,730,091          22,802,505
  Redeemed                                                  (818,163)        (11,376,930)         (5,869,343)        (78,159,593)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                         11,077,322     $   152,161,210           1,292,703     $    17,747,995
                                                     ===============     ===============     ===============     ===============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



CAPITAL SHARES, CONTINUED

                                                         Year Ended December 31, 2000            Year Ended December 31, 1999
                                                         ----------------------------            ----------------------------
                                                          Shares              Capital             Shares              Capital
                                                          ------              -------             ------              -------
LIFESTYLE MODERATE 460
  Sold                                                     1,711,232     $    22,567,686           3,434,974     $    47,275,252
  Reinvestment of distributions                            1,581,272          20,291,663             252,171           3,462,636
  Redeemed                                                (1,150,041)        (15,212,074)         (1,760,827)        (24,213,001)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase                                          2,142,463     $    27,647,275           1,926,318     $    26,524,887
                                                     ===============     ===============     ===============     ===============

LIFESTYLE CONSERVATIVE 280
  Sold                                                     1,318,501     $    16,964,115           3,336,284     $    44,155,484
  Reinvestment of distributions                              542,847           6,853,726             494,740           6,499,821
  Redeemed                                                (1,935,943)        (25,039,767)         (1,529,502)        (20,165,443)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease)                                 (74,595)    ($    1,221,926)          2,301,522     $    30,489,862
                                                     ===============     ===============     ===============     ===============

5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for year ended December 31, 2000:

                                                       PURCHASES                                             SALES
                                       -----------------------------------------           -----------------------------------------
   PORTFOLIO                           U.S. Government            Other Issues             U.S. Government            Other Issues
   ---------                           ---------------           ---------------           ---------------           ---------------
Pacific Rim Emerging Markets                        --           $    64,286,504                        --           $    46,738,070

Internet Technology *                               --                90,297,741                        --                 8,772,645

Science & Technology                                --             2,651,341,964                        --             1,901,756,329

International Small Cap                             --             1,565,945,010                        --             1,508,795,016

Aggressive Growth                                   --               510,035,771                        --               206,842,726

Emerging Small Company                              --               260,697,972                        --               117,036,646

Small Company Blend                                 --               102,162,076                        --                38,147,880

Dynamic Growth *                                    --               220,310,130                        --                47,820,413

Mid Cap Stock                                       --               313,437,024                        --               285,686,351

All Cap Growth                                      --             1,156,142,747                        --               846,079,386

Overseas                                            --               779,570,567                        --               623,119,088

International Stock                                 --               216,804,812                        --               100,234,694

International Value                                 --               118,861,445                        --                51,028,245

Capital Appreciation#                               --                 6,716,588                        --                 1,198,935

Mid Cap Blend                                       --             2,473,537,248                        --             2,552,840,066

Small Company Value                                 --               195,810,149                        --               176,865,467

Global Equity                                       --               324,457,188                        --               478,700,973

Growth                                              --             1,323,400,985                        --             1,087,800,734

Large Cap Growth                                    --               681,313,659                        --               454,127,037

Quantitative Equity                                 --               748,979,116                        --               611,258,137

Blue Chip Growth                                    --             1,233,827,812                        --               907,252,954

Real Estate Securities                              --               328,803,746                        --               309,061,371

Value                                               --               110,009,638                        --                95,398,109

Tactical Allocation *                               --                58,603,325                        --                23,623,670

Equity Index                                        --                23,635,633                        --                 9,425,189

Growth & Income                                     --             1,002,620,229                        --               999,331,250

U.S. Large Cap Value                                --               304,716,248                        --                99,258,258

Equity-Income                                       --               300,243,766                        --               438,142,044

Income & Value                         $    56,317,235               232,402,227           $   114,717,290               287,014,742

Balanced                                    32,470,194               260,984,712                62,620,106               259,202,293

High Yield                                      98,608               161,822,964                   496,901               128,571,273

Strategic Bond                             460,281,219               127,860,118               427,759,352               190,777,992

Global Bond                                528,099,850               588,430,055               577,007,326               541,385,380

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                       PURCHASES                                             SALES
                                       -----------------------------------------           -----------------------------------------
   PORTFOLIO                           U.S. Government            Other Issues             U.S. Government            Other Issues
   ---------                           ---------------           ---------------           ---------------           ---------------
Total Return                           $ 1,664,553,857           $ 1,318,789,812           $ 2,477,514,401           $    33,946,780

Investment Quality Bond                     34,369,800                59,484,446                23,744,189                80,038,158

Diversified Bond                            82,598,618                67,268,928                89,472,301                70,418,595

U.S. Government Securities                 786,684,925                        --               715,865,375                        --

Money Market                                        --            34,117,080,378                        --            34,335,784,133

Small Cap Index *                                   --                16,447,842                        --                    78,128

International Index *                               --                54,254,594                        --                 1,412,421

Mid Cap Index *                                     --                38,104,971                        --                 7,789,273

Total Stock Market Index *                          --                62,575,816                        --                 3,245,745

500 Index *                                         --               700,255,601                        --                10,985,156

Lifestyle Aggressive 1000                           --               196,140,754                        --               127,759,125

Lifestyle Growth 820                                --               666,725,792                        --               495,668,229

Lifestyle Balanced 640                              --               552,555,342                        --               410,870,539

Lifestyle Moderate 460                              --               170,717,312                        --               150,637,279

Lifestyle Conservative 280                          --                53,390,414                        --                56,337,962

* For the period May 1, 2000 (commencement of operations) to December 31, 2000.

# For the period November 1, 2000 (commencement of operations) to December 31,
  2000.

At December 31, 2000, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:


                                                                TAX BASIS NET
                                                                  UNREALIZED                TAX BASIS                TAX BASIS
                                          TAX BASIS              APPRECIATION               UNREALIZED               UNREALIZED
          PORTFOLIO                         COST                (DEPRECIATION)             APPRECIATION             DEPRECIATION
          ---------                    --------------           --------------            --------------           --------------
Pacific Rim Emerging Markets           $  108,180,172           ($   9,650,694)           $    4,538,879           $   14,189,573
Internet Technologies                      83,953,178              (31,276,577)                1,038,585               32,315,162
Science and Technology                  1,720,951,529             (316,277,905)               39,565,578              355,843,483
International Small Cap                   265,765,682                2,876,164                14,288,716               11,412,552
Aggressive Growth                         468,337,594               11,187,552                65,093,811               53,906,259
Emerging Small Company                    545,110,345              119,306,276               196,336,883               77,030,607
Small Company Blend                       142,405,720              (25,198,307)               12,768,972               37,967,279
Dynamic Growth                            178,841,534              (43,130,185)                4,890,215               48,020,400
Mid Cap Stock                             133,048,539                3,421,733                11,493,678                8,071,945
All Cap Growth                            886,623,423               27,213,006               113,175,712               85,962,706
Overseas                                  584,400,137              (43,641,086)               27,050,421               70,691,507
International Stock                       342,167,957               (4,190,041)               26,367,642               30,557,683
International Value                       169,573,229               (7,564,915)               15,947,459               23,512,374
Capital Appreciation                        5,767,858                 (549,606)                  127,747                  677,353
Mid Cap Blend                           1,709,094,872             (127,830,271)              139,568,460              267,398,731
Small Company Value                       113,890,499               14,766,473                21,564,483                6,798,010
Global Equity                             697,185,120               59,687,734                98,651,249               38,963,515
Growth                                    770,696,708              (94,955,903)               41,539,239              136,495,142
Large Cap Growth                          616,749,316              (47,925,577)               46,330,273               94,255,850
Quantitative Equity                       634,984,551               (5,015,049)               81,324,820               86,339,869
Blue Chip Growth                        1,738,662,206              309,664,272               436,220,109              126,555,837
Real Estate Securities                    241,442,183               32,758,097                37,135,447                4,377,350
Value                                     189,976,455               16,919,928                30,829,821               13,909,893
Tactical Allocation                        46,487,395               (3,174,323)                2,277,359                5,451,682
Equity Index                              109,057,337                9,483,498                21,937,285               12,453,787
Growth & Income                         2,198,481,469              736,293,895               923,830,955              187,354,701
U.S. Large Cap Value                      429,113,395                8,278,787                54,030,968               45,752,181

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                TAX BASIS NET
                                                                  UNREALIZED                TAX BASIS                TAX BASIS
                                          TAX BASIS              APPRECIATION               UNREALIZED               UNREALIZED
          PORTFOLIO                         COST                (DEPRECIATION)             APPRECIATION             DEPRECIATION
          ---------                    --------------           --------------            --------------           --------------
Equity-Income                          $  894,916,228           $   93,795,925            $  171,357,266           $   77,561,341
Income & Value                            590,533,502               11,116,204                59,680,504               48,564,300
Balanced                                  226,081,781              (13,800,861)               11,448,906               25,249,767
High Yield                                306,827,266              (54,114,148)                3,260,032               57,374,180
Strategic Bond                            412,544,969              (16,033,158)                8,434,499               24,467,657
Global Bond                               175,339,480                3,836,701                 5,054,082                1,217,381
Total Return                              758,575,111                8,350,840                10,354,655                2,003,815
Investment Quality Bond                   335,031,229               (6,547,187)                5,044,210               11,591,397
Diversified Bond                          257,861,240                1,955,262                 4,182,267                2,227,005
U.S. Government Securities                436,471,827                4,732,953                 6,541,652                1,808,699
Small Cap Index                            37,382,616                1,374,487                 1,976,681                  602,194
International Index                        54,681,588               (5,169,474)                3,684,680                8,854,154
Mid Cap Index                              42,895,428                  458,667                 3,934,239                3,475,572
Total Stock Market Index                   74,105,052               (6,205,864)                5,782,446               11,988,310
500 Index                                 850,377,691              (30,873,426)               41,877,837               72,751,263
Lifestyle Aggressive 1000                 158,657,387               (9,962,112)                2,111,272               12,073,384
Lifestyle Growth 820                      573,038,833              (27,906,295)                9,749,851               37,656,146
Lifestyle Balanced 640                    557,221,678              (11,482,750)               15,144,172               26,626,922
Lifestyle Moderate 460                    185,113,502               (3,067,710)                  571,745                3,639,455
Lifestyle Conservative 280                104,718,447                  908,439                 1,653,949                  745,510


6. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. On April 28, 2000, the shareholders of the Trust voted to approve an Amended and Restated Advisory Agreement to change Advisory Fees as discussed below for Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280. This change in Advisory Fees was effective May 1, 2000. Advisory fees charged to each Portfolio were as follows:

         PORTFOLIO                FEE             PORTFOLIO             FEE                PORTFOLIO                 FEE
         ---------                ---             ---------             ---                ---------                 ---
Pacific Rim Emerging Markets     0.85%     Global Equity               0.90%     Global Bond                       0.80%
Internet Technologies *          1.15%     Growth                      0.85%     Total Return                      0.78%
Science & Technology             1.10%     Large Cap Growth            0.88%     Investment Quality Bond           0.65%
International Small Cap          1.10%     Quantitative Equity         0.70%     Diversified Bond                  0.75%
Aggressive Growth .              1.00%     Blue Chip Growth            0.88%     U.S. Government Securities        0.65%
Emerging Small Company           1.05%     Real Estate Securities      0.70%     Money Market                      0.50%
Small Company Blend              1.05%     Value                       0.80%     Small Cap Index *                 0.53%
Dynamic Growth *                 1.00%     Tactical Allocation *       0.90%     International Index *             0.55%
Mid Cap Stock                    0.93%     Equity Index                0.25%     Mid Cap Index *                   0.53%
All Cap Growth                   0.95%     Growth & Income             0.75%     Total Stock Market Index *        0.53%
Overseas                         0.95%     U.S. Large Cap Value        0.88%     500 Index *                       0.53%
International Stock              1.05%     Equity-Income               0.88%     Lifestyle Aggressive 1000 +       .075%++
International Value              1.00%     Income & Value.             0.80%     Lifestyle Growth 820 +            .075%++
Capital Appreciation **+++       0.90%     Balanced                    0.80%     Lifestyle Balanced 640 +          .075%++
Mid Cap Blend                    0.85%     High Yield                  0.78%     Lifestyle Moderate 460 +          .075%++
Small Company Value              1.05%     Strategic Bond              0.78%     Lifestyle Conservative 280 +      .075%++

*        For the period May 1, 2000 (commencement of operations) to December 31,
         2000.

** For the period November 1, 2000 (commencement of operations) to December 31, 2000.

+++ 0.900% on the first $300 million of net assets; 0.850% of net assets in excess of $300 million.

++ 0.075% up to $100 million; 0.05% of net assets in excess of $100 million.

+ For the period May 1, 2000 to December 31, 2000. Prior to May 1, 2000, Advisory fees were 0.00% in Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, respectively.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average daily net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Internet Technologies, Science & Technology, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Stock, All Cap Growth, Capital Appreciation, Mid Cap Blend, Small Company Value, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Tactical Allocation, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond. In the case of the Lifestyle Trust, if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business). In addition, effective June 1, 2000, the Adviser has voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Blue Chip Growth, Equity-Income and International Stock. The fee reduction is based on the combined asset level of all four portfolios. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                                    FEE REDUCTION
                   COMBINED ASSET LEVELS                (AS A PERCENTAGE OF THE ADVISORY FEE)
                   ---------------------                -------------------------------------
           First $750 million                                           0.00%
           Between $750 million and $1.5 billion                        2.50%
           Between $1.5 billion and $3.0 billion                        3.75%
           Over $3.0 billion                                            5.00%

The fee reductions are applied to the advisory fees of each of the four portfolios. Any of these expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred by the Trust for the year ended December 31, 2000 was $1,494,475 of which $108,423 remains payable to the Adviser at December 31, 2000.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $45,000.

8. COMMITMENTS. At December 31, 2000, Science and Technology, International Small Cap, Overseas, Global Equity, Large Cap Growth, High Yield, Strategic Bond, Global Bond and Total Return had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at December 31, 2000 were as follows:

                                                                                                                NET UNREALIZED
                                  CONTRACTS TO                                   SETTLEMENT                      APPRECIATION/
                                     DELIVER             IN EXCHANGE FOR            DATE           VALUE        (DEPRECIATION)
                                  -------------          ----------------        ----------    -------------    ---------------
SCIENCE AND TECHNOLOGY
       SALES
       Japanese Yen                 178,168,656          $      1,551,181         1/4/2001     $   1,558,508    ($       7,327)

INTERNATIONAL SMALL CAP
       PURCHASES
       British Pound              $   2,032,879                 1,379,169         1/2/2001     $   2,062,272     $      29,393
       Canadian Dollar                1,795,213                 2,708,976         1/2/2001         1,805,623            10,410
       Danish Krona                     223,809                 1,791,977         1/2/2001           225,612             1,803
       Euro                             670,099                   514,921         1/2/2001           677,635             7,536
       Hong Kong Dollar                 108,611                   847,025         1/2/2001           108,597               (14)
       Norwegian Krone                   55,470                   493,572         1/2/2001            56,101               631
       Polish Zloty                     596,612                 2,446,109         1/2/2001           591,920            (4,692)
       South African Rand                32,219                   244,095         1/2/2001            32,258                39
       South African Rand               358,997                 2,714,017         1/2/2001           358,665              (332)
       Swedish Krona                    883,900                 8,422,592         1/2/2001           892,318             8,418
       Australian Dollar              1,055,626                 1,902,029         1/3/2001         1,058,194             2,568
       British Pound                    421,251                   284,054         1/3/2001           424,745             3,494
       Canadian Dollar                  538,695                   807,989         1/3/2001           538,552              (143)
       Danish Krona                     365,360                 2,932,678         1/3/2001           369,227             3,867

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



COMMITMENTS, CONTINUED
INTERNATIONAL SMALL CAP, CONTINUED



                                                                                                                NET UNREALIZED
                                  CONTRACTS TO                                   SETTLEMENT                      APPRECIATION/
                                     DELIVER             IN EXCHANGE FOR            DATE           VALUE        (DEPRECIATION)
                                  -------------          ----------------        ----------    -------------    ---------------
       PURCHASES
       Euro                       $     419,484                   451,023         1/3/2001     $     423,510     $       4,026
       Polish Zloty                     242,041                 1,003,743         1/3/2001           242,890               849
       Swiss Franc                       88,864                   145,559         1/3/2001            89,801               937
       British Pound                    565,557                   377,810         1/4/2001           564,940              (617)
       Canadian Dollar                  449,576                   673,645         1/4/2001           449,007              (569)
       Euro                              10,447                    11,221         1/4/2001            10,537                90
       Euro                             901,370                   959,107         1/4/2001           900,603              (767)
       Norwegian Krone                   85,537                   751,783         1/4/2001            85,451               (86)
       Swiss Franc                      262,376                   429,641         1/4/2001           265,063             2,687
       British Pound                    770,285                   516,068         1/5/2001           771,676             1,391
       Swiss Franc                      288,334                   466,524         1/5/2001           287,818              (516)
                                  -------------                                                -------------     -------------
                                  $  13,222,612                                                $  13,293,015     $      70,403

       SALES
       British Pound                  1,172,746          $      1,728,636         1/2/2001     $   1,753,608    ($      24,972)
       Danish Krona                      58,009                     7,233         1/2/2001             7,303               (70)
       Euro                             118,167                   110,014         1/2/2001           110,959              (945)
       British Pound                     15,309                    22,703         1/3/2001            22,891              (188)
       Danish Krona                   2,519,986                   313,431         1/3/2001           317,269            (3,838)
       Euro                             703,486                   654,250         1/3/2001           660,573            (6,323)
       Swedish Krona                  4,116,608                   431,058         1/3/2001           436,127            (5,069)
       British Pound                    139,341                   208,475         1/4/2001           208,356               119
       Euro                             260,160                   244,499         1/4/2001           244,291               208
       Japanese Yen                  10,045,794                    87,890         1/4/2001            87,874                16
       Swedish Krona                  4,943,638                   524,246         1/4/2001           523,746               500
       British Pound                    264,672                   394,891         1/5/2001           395,765              (874)
       Japanese Yen                  16,356,154                   143,098         1/5/2001           143,073                25
       Japanese Yen                   2,132,795                    18,611         1/9/2001            18,657               (46)
                                                         ----------------                      -------------     -------------
                                                         $      4,889,035                      $   4,930,492    ($      41,457)
                                                                                                                 -------------
                                                                                                                 $      28,946
                                                                                                                 =============

OVERSEAS
       PURCHASES
       Hong Kong Dollar           $     794,410                 6,195,607         1/2/2001     $     794,339    ($          71)
       Australian Dollar                264,106                   474,498         1/3/2001           263,987              (119)
       Canadian Dollar                  775,760                 1,163,695         1/3/2001           775,641              (119)
       Danish Krona                     100,944                   812,822         1/3/2001           102,335             1,391
       Euro                           8,029,472                 8,643,693         1/3/2001         8,116,426            86,954
       Norwegian Krone                   34,995                   312,299         1/3/2001            35,497               502
       Singapore Dollar                 162,945                   281,993         1/3/2001           162,814              (131)
       Swedish Krona                    508,115                 4,848,077         1/3/2001           513,622             5,507
       Japanese Yen                      48,045                 5,482,915         1/4/2001            47,961               (84)
       Norwegian Krone                   29,895                   263,833         1/4/2001            29,988                93

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED


COMMITMENTS, CONTINUED
OVERSEAS, CONTINUED


                                                                                                                NET UNREALIZED
                                  CONTRACTS TO                                   SETTLEMENT                      APPRECIATION/
                                     DELIVER             IN EXCHANGE FOR            DATE           VALUE        (DEPRECIATION)
                                  -------------          ----------------        ----------    -------------    ---------------
       PURCHASES
       Swiss Franc                $     808,081                 1,328,238         1/4/2001     $     819,445     $      11,364
       British Pound                  3,891,185                 2,607,282         1/5/2001         3,898,669             7,484
       Euro                             167,771                   180,589         1/5/2001           169,573             1,802
       Japanese Yen                   8,428,075               966,792,931         1/5/2001         8,456,901            28,826
       Japanese Yen                      32,022                 3,676,823         1/9/2001            32,162               140
                                  -------------                                                -------------     -------------
                                  $  24,075,821                                                $  24,219,360     $     143,539


       SALES
       Euro                               1,797          $          1,670         1/2/2001     $       1,688    ($          18)
       Norwegian Krone                  295,141                    33,245         1/2/2001            33,547              (302)
       British Pound                     26,573                    39,325         1/3/2001            39,734              (409)
       Euro                           1,418,041                 1,317,275         1/3/2001         1,331,540           (14,265)
       Norwegian Krone                  185,151                    20,747         1/3/2001            21,045              (298)
       Euro                               3,595                     3,375         1/4/2001             3,375                --
       British Pound                     23,048                    34,494         1/4/2001            34,467                27
       Japanese Yen                   1,363,033                    11,944         1/4/2001            11,923                21
       Norwegian Krone                  152,981                    17,335         1/4/2001            17,388               (53)
       British Pound                     37,383                    55,790         1/5/2001            55,898              (108)
       Japanese Yen                   2,401,889                    20,939         1/5/2001            21,010               (71)
       British Pound                      5,884                     8,786         1/8/2001             8,799               (13)
       Japanese Yen                   2,404,721                    20,943         1/9/2001            21,035               (92)
                                                         ----------------                      -------------     -------------
                                                         $      1,585,868                      $   1,601,449    ($      15,581)
                                                                                                                 -------------
                                                                                                                 $     127,958
                                                                                                                 =============


INTERNATIONAL VALUE
       PURCHASES
       Euro                       $     516,259                   554,403         1/2/2001     $     520,584     $       4,325
       Euro                             332,147                   356,688         1/2/2001           334,929             2,782
       Japanese Yen                     508,110                58,041,357         1/4/2001           507,710              (400)
                                  -------------                                                -------------     -------------
                                      1,356,516                                                    1,363,223             6,707
                                                                                                                 =============

GLOBAL EQUITY
       SALES
       British Pound                  2,088,891          $      3,111,821         1/2/2001     $   3,123,782    ($      11,961)


LARGE CAP GROWTH
       PURCHASES
       British Pound              $     124,340                    83,081         1/4/2001     $     124,232    ($         108)


HIGH YIELD
       PURCHASES
       British Pound              $     820,185                   575,000         2/5/2001     $     860,398     $      40,213
       Euro                             423,135                   450,000        1/30/2001           423,185                50
                                  -------------                                                -------------     -------------
                                  $   1,243,320                                                $   1,283,583     $      40,263

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED


COMMITMENTS, CONTINUED


                                                                                                                NET UNREALIZED
                                  CONTRACTS TO                                   SETTLEMENT                      APPRECIATION/
                                     DELIVER             IN EXCHANGE FOR            DATE           VALUE        (DEPRECIATION)
                                  -------------          ----------------        ----------    -------------    ---------------
HIGH YIELD

       SALES
       British Pound                  4,910,000          $      7,122,299         2/5/2001     $   7,347,051    ($     224,752)
       British Pound                    235,000                   351,612         2/5/2001           351,642               (30)
       British Pound                     30,000                    42,755        2/12/2001            44,895            (2,140)
       Euro                           1,585,000                 1,358,345        2/12/2001         1,491,207          (132,862)
       Euro                           1,280,000                 1,084,800        2/26/2001         1,204,873          (120,073)
                                                         ----------------                      -------------     -------------
                                                         $      9,959,811                      $  10,439,668    ($     479,857)
                                                                                                                 -------------
                                                                                                                ($     439,594)
                                                                                                                 =============


STRATEGIC BOND
       CROSS CURRENCY

                                                                                                                NET UNREALIZED
                                             RECEIVABLE                          SETTLEMENT                      APPRECIATION/
       PAYABLE CURRENCY           VALUE       CURRENCY    IN EXCHANGE FOR           DATE           VALUE        (DEPRECIATION)
       ----------------       -------------  ----------  ----------------        ----------    -------------    ---------------
       Polish Zloty           $      96,697     Euro              115,000        1/31/2001     $     108,155     $      11,458
       Euro                         111,141     PLN               464,888        1/31/2001            96,698           (14,443)
                              -------------                                                    -------------     -------------
                              $     207,838                                                    $     204,853    ($       2,985)
       PURCHASES
       Euro                   $   3,944,797                     4,360,000        1/25/2001     $   4,099,579     $     154,782
       Euro                       3,056,406                     3,440,000        1/31/2001         3,235,253           178,847
                              -------------                                                    -------------     -------------
                              $   7,001,203                                                    $   7,334,832     $     333,629


       SALES
       Euro                      10,055,095              $      8,399,110        1/31/2001     $   9,456,621    ($   1,057,511)
                                                                                                                 -------------
                                                                                                                ($     726,867)
                                                                                                                 =============

GLOBAL BOND
       CROSS CURRENCY

                                                                                                                NET UNREALIZED
                                             RECEIVABLE                          SETTLEMENT                      APPRECIATION/
       PAYABLE CURRENCY           VALUE       CURRENCY    IN EXCHANGE FOR           DATE           VALUE        (DEPRECIATION)
       ----------------       -------------  ----------  ----------------        ----------    -------------    ---------------
       Euro                   $     930,447     GRD           337,887,000        1/16/2001     $     931,874     $       1,427
       Polish Zloty               2,570,421     Euro            2,644,989        3/15/2001         2,491,540           (78,881)
                              -------------                                                    -------------     -------------
                              $   3,500,868                                                    $   3,423,414    ($      77,454)
       PURCHASES
       Danish Krone           $   1,133,790                     9,793,000        1/11/2001     $   1,233,546     $      99,756
       Greek Drachma                567,328                   202,000,000        1/16/2001           557,108           (10,220)
       Japanese Yen              19,941,572                     2,131,754        1/16/2001        18,704,683        (1,236,889)
       Australian Dollar          2,117,353                     4,058,000        1/18/2001         2,258,155           140,802
       Brazilian Real               132,767                       250,000        1/18/2001           127,486            (5,281)
       Mexican Peso                 144,361                     1,440,000        1/18/2001           148,696             4,335
       British Pound              6,179,119                     4,210,000        1/22/2001         6,298,397           119,278

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED


COMMITMENTS, CONTINUED
GLOBAL BOND, CONTINUED




                                                                                                                NET UNREALIZED
                                  CONTRACTS TO                                   SETTLEMENT                      APPRECIATION/
                                     DELIVER             IN EXCHANGE FOR            DATE           VALUE        (DEPRECIATION)
                                  -------------          ----------------        ----------    -------------    ---------------
       PURCHASES
       Japanese Yen               $   1,416,180               160,000,000        1/23/2001     $   1,405,574    ($      10,606)
       New Zealand Dollar               310,557                   781,000        1/25/2001           345,596            35,039
       Polish Zloty                   1,574,631                 7,200,000         2/7/2001         1,717,395           142,764
       Euro                          20,207,817                23,466,000        2/13/2001        22,079,819         1,872,002
       Colombian Peso                   126,932               287,500,000        2/20/2001           126,981                49
       Turkish Lira                     372,359           260,000,000,000        2/20/2001           355,573           (16,786)
       Argentine Peso                   151,724                   154,000        2/22/2001           152,430               706
       Hungarian Forint                 247,232                71,900,000        2/22/2001           253,036             5,804
       Peruvian Nouveau Sol             227,592                   810,000        2/22/2001           227,906               314
       Swedish Krona                  1,272,813                12,219,000         3/7/2001         1,300,176            27,363
       Philippine Peso                  137,006                 6,590,000        3/12/2001           129,493            (7,513)
       Euro                              50,042                    55,000        3/13/2001            51,805             1,763
       Canadian Dollar                2,947,915                 4,465,000        3/14/2001         2,980,289            32,374
       Polish Zloty                   2,470,854                10,900,000        3/15/2001         2,570,421            99,567
       Brazilian Real                   124,624                   240,000        3/19/2001           120,494            (4,130)
       Peruvian Nouveau Sol              90,245                   320,000        3/19/2001            90,037              (208)
       South African Rand               224,840                 1,670,000        3/20/2001           218,898            (5,942)
       Chilean Peso                      36,045                20,600,000        3/23/2001            35,715              (330)
       Chilean Peso                     145,263                82,800,000        3/24/2001           143,363            (1,900)
       Polish Zloty                   1,189,330                 5,930,000        4/17/2001         1,382,977           193,647
       Korean Won                       236,341               269,500,000        4/24/2001           189,448           (46,893)
       Taiwan Dollar                    140,768                 4,582,000        4/24/2001           135,819            (4,949)
       Thailand Baht                    127,796                 5,600,000        4/24/2001           129,378             1,582
       Euro                           1,487,207                 1,590,000        4/26/2001         1,500,008            12,801
       Hong Kong Dollar               2,880,177                22,400,000        8/13/2001         2,877,786            (2,391)
                                  -------------                                                -------------     -------------
                                  $  68,412,580                                                $  69,848,488     $   1,435,908


       SALES
       Euro                           5,082,000          $      4,400,729        1/16/2001     $   4,776,300    ($     375,571)
       British Pound                    270,000                   382,455        1/17/2001           403,893           (21,438)
       Euro                           5,202,000                 4,491,284        1/17/2001         4,889,326          (398,042)
       Australian Dollar              6,622,000                 3,577,635        1/18/2001         3,684,944          (107,309)
       New Zealand Dollar               908,000                   359,336        1/18/2001           401,793           (42,457)
       Australian Dollar                518,000                   267,154        1/22/2001           288,264           (21,110)
       Japanese Yen                  31,053,000                   292,346        1/23/2001           272,796            19,550
       Australian Dollar              2,364,000                 1,250,883        1/25/2001         1,315,594           (64,711)
       Polish Zloty                   7,200,000                 1,723,024         2/7/2001         1,717,395             5,629
       Euro                           9,082,000                 7,925,160        2/13/2001         8,545,508          (620,348)
       Swiss Franc                    7,972,235                 4,644,623        2/13/2001         4,938,088          (293,465)
       Argentine Peso                   154,000                   150,391        2/22/2001           152,430            (2,039)
       Danish Krone                   4,928,000                   581,887        3/12/2001           621,796           (39,909)
       Philippine Peso                3,370,000                    63,947        3/12/2001            66,220            (2,273)
       Polish Zloty                   5,930,000                 1,387,427        4/17/2001         1,382,977             4,450

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED


COMMITMENTS, CONTINUED
GLOBAL BOND, CONTINUED


                                                                                                                NET UNREALIZED
                                  CONTRACTS TO                                   SETTLEMENT                      APPRECIATION/
                                     DELIVER             IN EXCHANGE FOR            DATE           VALUE        (DEPRECIATION)
                                  -------------          ----------------        ----------    -------------    ---------------
       SALES
       Hong Kong Dollar              20,000,000          $      2,570,806         5/9/2001     $   2,568,351     $       2,455
       Hong Kong Dollar              44,800,000                 5,775,220        8/13/2001         5,755,571            19,649
                                                         ----------------                      -------------     ------------
                                                         $     39,844,307                      $  41,781,246    ($  1,936,939)
                                                                                                                 -------------
                                                                                                                ($     578,485)
                                                                                                                 =============

TOTAL RETURN
       PURCHASES
       Euro                       $   2,050,255                 2,373,000        1/16/2001     $   2,230,256     $     180,001
       Euro                          12,491,130                14,441,000        2/13/2001        13,587,941         1,096,811
                                  -------------                                                -------------     -------------
                                  $  14,541,385                                                $  15,818,197     $   1,276,812

       SALES
       British Pound                  2,514,000          $      3,561,081        1/17/2001     $   3,760,689    ($     199,608)
       Japanese Yen                   7,000,000                    63,521        1/23/2001            61,494             2,027
       Euro                          18,420,000                16,036,017        2/13/2001        17,331,893        (1,295,876)
                                                         ----------------                      -------------     -------------
                                                         $     19,660,619                      $  21,154,076    ($   1,493,457)
                                                                                                                 -------------
                                                                                                                ($     216,645)
                                                                                                                 =============


9. LINE OF CREDIT. All Portfolios with the exception of Growth, US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit is charged to each participating portfolio on a prorata basis based on average net assets. For the year ended December 31, 2000, interest charged under the agreement was $40,869, $4,531 and $13,519 in International Small Cap, Income & Value and Diversified Bond, respectively.

10. CAPITAL LOSS AND CARRYFORWARDS. At December 31, 2000, capital loss carryforwards available to offset future realized gains were approximately:

PORTFOLIO                            2002          2004         2005           2006            2007            2008
----------------------------     -----------     --------     --------     -----------     -----------     -----------
Pacific Rim Emerging Markets              --           --           --     $   599,000              --              --
Internet Technologies                     --           --           --              --              --     $ 1,220,000
International Small Cap                   --           --           --              --              --      49,523,000
Aggressive Growth                         --           --           --         572,000              --       4,331,000
Dynamic Growth                            --           --           --              --              --      12,535,000
Mid Cap Stock                             --           --           --              --     $ 1,875,000       5,859,000
Small Company Value                       --           --           --      13,340,000              --              --
Growth                                    --           --           --              --              --      17,456,000
Real Estate Securities                    --           --           --       7,351,000      26,449,000       2,061,000
Balanced                                  --           --           --              --              --       5,432,000
High Yield                                --           --           --              --       2,607,000       5,017,000
Strategic Bond                            --           --           --      10,173,000      11,638,000       3,587,000
Global Bond                               --           --           --       6,608,000       4,338,000              --
Total Return                              --           --           --              --         567,000              --
Investment Quality Bond          $ 2,504,000     $213,000           --          95,000       2,131,000       6,096,000
Diversified Bond                          --           --           --              --              --       3,937,000
U.S. Government Securities           156,000           --     $872,000              --       6,286,000       7,898,000
Small Cap Index                           --           --           --              --              --       2,210,000
International Index                       --           --           --              --              --         130,000
500 Index                                 --           --           --              --              --         374,000